UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                         New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                           New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2017

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for 11 of our currency-hedged equity ETFs for the period ended November 30, 2017.

Global economies witnessed synchronized momentum in growth, amidst strong business investment and consumer confidence. Overall, equity markets, with support from positive economic sentiments, remained unfazed by geo-political risks and reached record highs on increased investment and trade. Owing to a pickup in economic activity and a stable future outlook, major central banks, such as the U.S. Federal Reserve Board (FRB), Bank of England (BoE) and the European Central Bank (ECB) continued to engineer a gradual path towards normalization. Elsewhere, a recovery in commodity prices, coupled with strong fundamentals and supportive external environment, continued to buoy emerging markets ahead of their developed market counterparts.

As the political scenario stabilized, the European economy entered a rapid growth trajectory, specifically uplifted by improving economic conditions and strong corporate earnings. Running hand in glove with Europe’s positive progression was Germany, which experienced rising production and falling unemployment rates. In France, economic growth beat expectations as business activity got a boost from labor market and tax reforms. Meanwhile, European equity markets performed moderately vis-a-vis global equities. With global central banks moving towards normalization, the ECB decided to reduce its bond purchases from January 2018, but extended the program until September in the same year. Elsewhere, the BoE took a bold step to increase its interest rates, despite the concurrent Brexit1 proceedings. This move came after inflation comfortably stayed above its target rate.

In Asia, equity markets rallied after Japanese and Chinese administrative and political outcomes fell in line with the equity investor’s view on the likely continuation of stable policies. Chinese equity markets reached new highs, following strong economic data, with expanding industrial production and a reduction in reserve requirement by banks. Among other policies, China’s focus on deleveraging, efficient allocation of resources and transition to a consumption-led economy were in line with investor expectations. Australia’s economy was supported by growing public infrastructure, despite disappointment from domestic demand.

Global economic conditions remain strong, with major economies worldwide expected to steadily move toward their target growth rates. Against this supportive economic backdrop, emerging markets are likely to experience a sustained pickup in activity. Meanwhile, with the U.S. and Eurozone recovering strongly, monetary policies are expected to tighten in these regions, but at a cautious pace. Furthermore, as Donald Trump’s proposed tax reforms continue to gain support, business confidence in the U.S. could improve. In view of an appreciating U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (9.8% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	1.4%
Nestle SA (Switzerland)	1.3%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Alibaba Group Holding Ltd. (China)	1.0%
HSBC Holdings PLC (United Kingdom)	0.9%
Novartis AG (Switzerland)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.9%
Roche Holding AG (Switzerland)	0.8%
Toyota Motor Corp. (Japan)	0.8%
British American Tobacco PLC (United Kingdom)	0.7%

Country Diversification* as of 11/30/17

Japan	16.8%
United Kingdom	10.7%
France	7.5%
Germany	7.0%
China	6.7%
Canada	6.6%
Switzerland	6.1%
Australia	4.8%
South Korea	3.9%
Hong Kong	3.3%
Netherlands	3.3%
Taiwan	2.9%
Spain	2.3%
Other	18.1%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	23.2%
Industrials	11.9%
Information Technology	11.7%
Consumer Discretionary	11.2%
Consumer Staples	9.5%
Materials	7.8%
Health Care	7.7%
Energy	6.5%
Telecommunication Services	4.2%
Real Estate	3.2%
Utilities	3.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (25.2% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	5.2%
Samsung Electronics Co. Ltd. (South Korea)	4.1%
Alibaba Group Holding Ltd. (China)	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.3%
Commonwealth Bank of Australia (Australia)	1.9%
AIA Group Ltd. (Hong Kong)	1.8%
Westpac Banking Corp. (Australia)	1.5%
China Construction Bank Corp. (China)	1.3%
BHP Billiton Ltd. (Australia)	1.2%
Baidu, Inc. (China)	1.2%

Country Diversification* as of 11/30/17

China	27.2%
Australia	19.0%
South Korea	16.0%
Hong Kong	13.0%
Taiwan	11.6%
Singapore	3.8%
Malaysia	2.3%
Thailand	2.3%
Indonesia	2.2%
Other	2.6%

Total	100.0%

Sector Diversification* as of 11/30/17

Information Technology	27.8%
Financials	26.6%
Consumer Discretionary	7.5%
Real Estate	6.9%
Industrials	6.8%
Materials	6.5%
Consumer Staples	4.7%
Telecommunication Services	3.8%
Energy	3.5%
Health Care	3.2%
Utilities	2.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Brazil Hedged Equity ETF (DBBR)

The Xtrackers MSCI Brazil Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (56.1% of Net Assets)

Description	% of Net Assets
Itau Unibanco Holding SA	10.2%
Vale SA	8.4%
Banco Bradesco SA	7.7%
Ambev SA	7.2%
iShares MSCI Brazil Capped ETF	4.6%
Petroleo Brasileiro SA	4.5%
B3 SA — Brasil Bolsa Balcao	4.0%
Petroleo Brasileiro SA	3.8%
Itausa — Investimentos Itau SA	3.4%
Cielo SA	2.3%

Sector Diversification* as of 11/30/17

Financials	35.3%
Consumer Staples	14.1%
Materials	13.8%
Energy	11.8%
Industrials	6.0%
Consumer Discretionary	5.4%
Utilities	4.8%
Telecommunication Services	2.8%
Information Technology	2.5%
Health Care	2.0%
Real Estate	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 49.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Underlying Index includes securities from the following 24 countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (25.0% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	5.4%
Samsung Electronics Co. Ltd. (South Korea)	4.2%
Alibaba Group Holding Ltd. (China)	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.5%
Naspers Ltd. (South Africa)	2.2%
China Construction Bank Corp. (China)	1.4%
Baidu, Inc. (China)	1.2%
China Mobile Ltd. (Hong Kong)	1.2%
Industrial & Commercial Bank of China Ltd. (China)	1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%

Country Diversification* as of 11/30/17

China	26.5%
South Korea	15.5%
Taiwan	11.5%
India	8.6%
Brazil	6.8%
South Africa	6.6%
Hong Kong	3.6%
Russia	3.4%
Mexico	3.0%
Malaysia	2.3%
Thailand	2.3%
Indonesia	2.2%
Other	7.7%

Total	100.0%

Sector Diversification* as of 11/30/17

Information Technology	28.4%
Financials	23.1%
Consumer Discretionary	10.4%
Materials	7.3%
Energy	6.7%
Consumer Staples	6.4%
Industrials	5.2%
Telecommunication Services	4.8%
Real Estate	2.8%
Health Care	2.5%
Utilities	2.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 52.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The Xtrackers MSCI Europe Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (18.2% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.8%
Royal Dutch Shell PLC (Netherlands)	2.8%
HSBC Holdings PLC (United Kingdom)	2.1%
Novartis AG (Switzerland)	2.0%
Roche Holding AG (Switzerland)	1.9%
British American Tobacco PLC (United Kingdom)	1.5%
TOTAL SA (France)	1.4%
BP PLC (United Kingdom)	1.4%
SAP SE (Germany)	1.2%
Banco Santander SA (Spain)	1.1%

Country Diversification* as of 11/30/17

United Kingdom	23.6%
France	16.6%
Germany	15.6%
Switzerland	13.7%
Netherlands	7.2%
Spain	5.2%
Sweden	4.3%
Italy	3.3%
Denmark	2.8%
Other	7.7%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	21.0%
Consumer Staples	13.8%
Industrials	13.3%
Health Care	12.3%
Consumer Discretionary	10.4%
Materials	8.0%
Energy	7.3%
Information Technology	5.1%
Telecommunication Services	3.8%
Utilities	3.7%
Real Estate	1.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 67.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (19.1% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.4%
SAP SE (Germany)	2.0%
Banco Santander SA (Spain)	2.0%
Allianz SE (Germany)	1.9%
Bayer AG (Germany)	1.9%
Siemens AG (Germany)	1.9%
Sanofi (France)	1.9%
BASF SE (Germany)	1.8%
Unilever NV (United Kingdom)	1.7%
Anheuser-Busch InBev SA/NV (Belgium)	1.6%

Country Diversification* as of 11/30/17

France	29.9%
Germany	29.1%
Spain	9.9%
Netherlands	8.7%
Italy	7.5%
Belgium	3.9%
Finland	3.2%
United Kingdom	3.0%
Other	4.8%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	19.6%
Industrials	15.8%
Consumer Discretionary	13.6%
Consumer Staples	9.5%
Materials	8.6%
Information Technology	8.5%
Health Care	7.8%
Utilities	5.2%
Energy	4.8%
Telecommunication Services	3.8%
Real Estate	2.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 75.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (53.0% of Net Assets)

Description	% of Net Assets
SAP SE	7.3%
Allianz SE	7.0%
Bayer AG	7.0%
Siemens AG	6.9%
BASF SE	6.8%
Daimler AG	5.3%
Deutsche Telekom AG	3.9%
Deutsche Post AG	3.0%
Volkswagen AG	3.0%
Linde AG	2.8%

Sector Diversification* as of 11/30/17

Consumer Discretionary	18.5%
Financials	15.2%
Materials	14.9%
Industrials	14.3%
Health Care	12.0%
Information Technology	11.0%
Telecommunication Services	4.6%
Consumer Staples	3.5%
Utilities	3.4%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 84.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (18.5% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.4%
Mitsubishi UFJ Financial Group, Inc.	2.2%
SoftBank Group Corp.	1.9%
Sony Corp.	1.6%
Honda Motor Co. Ltd.	1.5%
Keyence Corp.	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
KDDI Corp.	1.4%
FANUC Corp.	1.3%
Nintendo Co. Ltd.	1.2%

Sector Diversification* as of 11/30/17

Industrials	21.0%
Consumer Discretionary	20.1%
Information Technology	13.1%
Financials	12.5%
Consumer Staples	7.7%
Health Care	7.0%
Materials	6.6%
Telecommunication Services	5.4%
Real Estate	3.9%
Utilities	1.7%
Energy	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 87.

9

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Mexico Hedged Equity ETF (DBMX)

The Xtrackers MSCI Mexico Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (59.6% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV	15.2%
Fomento Economico Mexicano SAB de CV	9.0%
Grupo Financiero Banorte SAB de CV	7.4%
Wal-Mart de Mexico SAB de CV	6.2%
Grupo Mexico SAB de CV	5.3%
Grupo Televisa SAB	4.6%
Cemex SAB de CV	4.4%
Fibra Uno Administracion SA de CV	2.7%
Grupo Financiero Inbursa SAB de CV	2.5%
Grupo Bimbo SAB de CV	2.3%

Sector Diversification* as of 11/30/17

Consumer Staples	26.5%
Telecommunication Services	16.4%
Financials	15.5%
Materials	14.1%
Industrials	10.9%
Consumer Discretionary	7.7%
Real Estate	6.5%
Utilities	1.7%
Health Care	0.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 93.

10

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

The Xtrackers MSCI South Korea Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (43.6% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	19.8%
SK Hynix, Inc.	4.9%
Hyundai Motor Co.	2.8%
POSCO	2.7%
KB Financial Group, Inc.	2.6%
NAVER Corp.	2.5%
Shinhan Financial Group Co. Ltd.	2.3%
LG Chem Ltd.	2.1%
Hyundai Mobis Co. Ltd.	2.1%
Celltrion, Inc.	1.8%

Sector Diversification* as of 11/30/17

Information Technology	35.9%
Financials	14.3%
Consumer Discretionary	12.8%
Industrials	10.6%
Materials	8.8%
Consumer Staples	8.1%
Health Care	4.5%
Energy	2.7%
Utilities	1.4%
Telecommunication Services	0.9%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 95.

11

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Xtrackers MSCI United Kingdom Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (46.0% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC	10.1%
HSBC Holdings PLC	7.6%
British American Tobacco PLC	5.6%
BP PLC	4.6%
Diageo PLC	3.4%
GlaxoSmithKline PLC	3.3%
AstraZeneca PLC	3.1%
Vodafone Group PLC	3.1%
Unilever PLC	2.7%
Prudential PLC	2.5%

Sector Diversification* as of 11/30/17

Financials	22.4%
Consumer Staples	17.9%
Energy	15.3%
Health Care	9.2%
Materials	8.6%
Consumer Discretionary	8.0%
Industrials	8.0%
Telecommunication Services	4.4%
Utilities	3.3%
Information Technology	1.7%
Real Estate	1.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 98.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,068.80	0.40%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF
Actual	$1,000.00	$1,111.70	0.60%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Xtrackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$1,104.20	0.60%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,113.40	0.65%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,019.00	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,029.50	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

13

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,036.50	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,149.90	0.45%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$957.40	0.50%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54
Xtrackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$1,076.90	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
Xtrackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$993.80	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%
Australia — 4.7%
AGL Energy Ltd.	4,172	$78,861
Alumina Ltd.	16,246	27,280
Amcor Ltd.	6,687	77,995
AMP Ltd.	16,474	63,676
APA Group (a)	6,479	45,773
Aristocrat Leisure Ltd.	3,247	54,008
ASX Ltd.	1,206	52,124
Aurizon Holdings Ltd.	13,806	55,034
AusNet Services	13,115	18,600
Australia & New Zealand Banking Group Ltd.	17,560	378,017
Bank of Queensland Ltd.	2,564	25,561
Bendigo & Adelaide Bank Ltd.	2,452	21,589
BHP Billiton Ltd.	19,140	395,236
BHP Billiton PLC	12,632	229,772
BlueScope Steel Ltd.	3,440	35,414
Boral Ltd.	6,561	37,320
Brambles Ltd.	9,856	76,191
Caltex Australia Ltd.	1,517	39,083
Challenger Ltd.	3,987	42,191
CIMIC Group Ltd.	618	23,854
Coca-Cola Amatil Ltd.	3,568	21,429
Cochlear Ltd.	362	49,484
Commonwealth Bank of Australia	10,307	619,254
Computershare Ltd.	2,888	35,979
Crown Resorts Ltd.	2,417	22,579
CSL Ltd.	2,729	295,885
Dexus REIT	6,015	47,135
Domino’s Pizza Enterprises Ltd.	445	15,820
Flight Centre Travel Group Ltd. (b)	386	13,069
Fortescue Metals Group Ltd.	9,781	34,032
Goodman Group REIT	11,114	73,054
GPT Group REIT	11,150	45,627
Harvey Norman Holdings Ltd. (b)	3,456	10,483
Healthscope Ltd.	8,008	12,024
Incitec Pivot Ltd.	10,681	32,236
Insurance Australia Group Ltd.	13,575	73,623
LendLease Group (a)	3,441	41,384
Macquarie Group Ltd.	1,877	139,464
Medibank Pvt Ltd.	17,099	42,293
Mirvac Group REIT	22,972	42,398
National Australia Bank Ltd.	15,984	357,752
Newcrest Mining Ltd.	4,869	85,849
Oil Search Ltd.	6,960	36,957
Orica Ltd.	2,703	34,757
Origin Energy Ltd.*	9,782	66,074
QBE Insurance Group Ltd.	8,543	68,626
Ramsay Health Care Ltd.	891	47,029
REA Group Ltd.	277	16,508
Santos Ltd.*	8,630	33,161
Scentre Group REIT	31,695	101,411
SEEK Ltd.	1,976	27,621
Sonic Healthcare Ltd.	2,516	42,401
South32 Ltd.	33,327	82,180
Stockland REIT	14,411	51,232
Suncorp Group Ltd.	7,601	82,389

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	6,598	$36,981
Tabcorp Holdings Ltd.	5,171	18,970
Tatts Group Ltd.	9,074	29,582
Telstra Corp. Ltd.	24,603	63,831
TPG Telecom Ltd. (b)	2,186	9,838
Transurban Group (a)	12,257	116,354
Treasury Wine Estates Ltd.	4,567	54,339
Vicinity Centres REIT	21,347	45,211
Wesfarmers Ltd.	6,749	224,209
Westfield Corp. REIT	11,916	75,531
Westpac Banking Corp.	20,033	476,864
Woodside Petroleum Ltd.	4,359	102,212
Woolworths Ltd.	7,913	161,067

		5,993,767

Austria — 0.2%
ANDRITZ AG	332	18,595
Erste Group Bank AG*	1,804	78,695
OMV AG	904	56,231
Raiffeisen Bank International AG*	907	32,117
voestalpine AG	554	32,185

		217,823

Belgium — 0.8%
Ageas	984	48,353
Anheuser-Busch InBev SA/NV	4,697	540,611
Colruyt SA	362	19,170
Groupe Bruxelles Lambert SA	505	54,307
KBC Group NV	1,572	128,599
Proximus SADP	450	15,423
Solvay SA	450	63,309
Telenet Group Holding NV*	371	25,917
UCB SA	802	59,890
Umicore SA	1,124	52,457

		1,008,036

Brazil — 1.1%
Ambev SA	28,294	177,710
Atacadao Distribuicao Comercio e Industria Ltda*	2,300	10,673
B3 SA — Brasil Bolsa Balcao	12,620	89,596
Banco Bradesco SA	5,467	50,738
Banco do Brasil SA	5,378	49,172
Banco Santander Brasil SA	3,145	27,766
BB Seguridade Participacoes SA	4,618	37,921
BR Malls Participacoes SA	4,900	18,097
BRF SA*	2,663	31,304
CCR SA	7,454	36,047
Centrais Eletricas Brasileiras SA*	470	2,689
Cia de Saneamento Basico do Estado de Sao Paulo	2,332	23,295
Cia Energetica de Minas Gerais*	719	1,443
Cia Siderurgica Nacional SA*	3,911	8,794
Cielo SA	6,963	48,711
Cosan SA Industria e Comercio	815	8,921
EDP — Energias do Brasil SA	1,828	7,706
Embraer SA	3,041	14,539

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Equatorial Energia SA	1,292	$25,240
Fibria Celulose SA	1,441	19,884
Hypermarcas SA	2,332	23,402
JBS SA	4,527	10,939
Klabin SA	3,591	19,582
Kroton Educacional SA	8,410	46,553
Localiza Rent a Car SA	3,084	18,871
Lojas Renner SA	4,465	46,281
M Dias Branco SA	702	10,036
Natura Cosmeticos SA	1,387	12,355
Odontoprev SA	1,671	7,785
Petroleo Brasileiro SA*	17,725	86,366
Porto Seguro SA	447	4,893
Qualicorp SA	2,524	23,648
Raia Drogasil SA	1,586	42,636
Rumo SA*	4,440	17,660
Sul America SA	753	4,115
Suzano Papel e Celulose SA	2,413	12,907
TIM Participacoes SA	4,449	16,038
Transmissora Alianca de Energia Eletrica SA	1,110	7,216
Ultrapar Participacoes SA	2,172	46,579
Vale SA	17,898	192,134
WEG SA	3,311	23,143

		1,363,385

Canada — 6.4%
Agnico Eagle Mines Ltd.	1,124	49,267
Agrium, Inc.	816	89,661
Alimentation Couche-Tard, Inc., Class B	2,604	132,789
AltaGas Ltd. (b)	717	16,300
ARC Resources Ltd.	2,332	28,577
Atco Ltd., Class I	457	16,323
Bank of Montreal	3,920	301,623
Bank of Nova Scotia	7,304	461,457
Barrick Gold Corp.	7,312	100,996
BCE, Inc.	704	33,690
BlackBerry Ltd.*	3,363	36,285
Bombardier, Inc., Class B*	12,499	29,064
Brookfield Asset Management, Inc., Class A	5,074	210,881
CAE, Inc.	1,682	29,699
Cameco Corp.	2,047	19,198
Canadian Imperial Bank of Commerce	2,626	240,465
Canadian National Railway Co.	4,616	360,328
Canadian Natural Resources Ltd.	6,921	234,750
Canadian Pacific Railway Ltd.	908	158,917
Canadian Tire Corp. Ltd., Class A	440	55,601
Canadian Utilities Ltd., Class A	804	24,329
CCL Industries, Inc., Class B	916	42,451
Cenovus Energy, Inc.	5,335	50,863
CGI Group, Inc., Class A*	1,317	69,507
CI Financial Corp.	1,626	36,738
Constellation Software, Inc.	131	76,731
Crescent Point Energy Corp.	3,354	24,463
Dollarama, Inc.	645	78,846
Element Fleet Management Corp.	2,963	22,346

	Number of Shares	Value
Canada (Continued)
Emera, Inc.	323	$12,157
Empire Co. Ltd., Class A	782	15,044
Enbridge, Inc.	9,844	371,205
Encana Corp.	6,247	73,938
Fairfax Financial Holdings Ltd.	155	85,179
Finning International, Inc.	1,222	29,277
First Capital Realty, Inc.	834	13,601
First Quantum Minerals Ltd.	4,405	50,634
Fortis, Inc.	2,470	90,939
Franco-Nevada Corp.	829	67,540
George Weston Ltd.	269	22,917
Gildan Activewear, Inc.	916	29,067
Goldcorp, Inc.	5,269	66,610
Great-West Lifeco, Inc.	1,814	49,366
H&R Real Estate Investment Trust REIT	3	49
Husky Energy, Inc.*	2,081	25,211
Hydro One Ltd., 144A	1,669	29,418
IGM Financial, Inc.	613	21,182
Imperial Oil Ltd.	1,942	59,909
Industrial Alliance Insurance & Financial Services, Inc.	645	30,081
Intact Financial Corp.	684	57,386
Inter Pipeline Ltd.	2,143	45,014
Jean Coutu Group PJC, Inc., Class A	126	2,401
Keyera Corp.	826	23,279
Kinross Gold Corp.*	8,345	34,864
Linamar Corp.	105	5,677
Loblaw Cos. Ltd.	1,376	72,450
Lundin Mining Corp.	3,807	22,190
Magna International, Inc.	2,120	118,920
Manulife Financial Corp.	12,130	254,888
Methanex Corp.	570	30,379
Metro, Inc.	1,392	43,600
National Bank of Canada	2,139	105,396
Onex Corp.	469	33,913
Open Text Corp.	1,211	39,498
Pembina Pipeline Corp.	3,119	108,620
Potash Corp. of Saskatchewan, Inc.	5,285	103,721
Power Corp. of Canada	2,332	59,089
Power Financial Corp.	1,486	40,716
PrairieSky Royalty Ltd.	1,097	28,706
Restaurant Brands International, Inc.	1,503	93,350
Rogers Communications, Inc., Class B	2,296	119,165
Royal Bank of Canada	8,824	689,765
Saputo, Inc.	1,295	43,945
Seven Generations Energy Ltd., Class A*	1,534	20,974
Shaw Communications, Inc., Class B	2,796	62,307
Shopify, Inc., Class A*	476	49,867
SNC-Lavalin Group, Inc.	1,012	44,138
Sun Life Financial, Inc.	3,697	146,086
Suncor Energy, Inc.	9,984	346,304
Teck Resources Ltd., Class B	3,682	84,591
TELUS Corp.	1,033	38,176
Thomson Reuters Corp.	1,743	76,764
Toronto-Dominion Bank	11,124	631,494
Tourmaline Oil Corp.*	1,217	21,866
TransCanada Corp.	5,599	268,547

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Turquoise Hill Resources Ltd.*	3,868	$11,453
Vermilion Energy, Inc.	607	21,407
West Fraser Timber Co. Ltd.	360	22,753
Wheaton Precious Metals Corp.	2,796	58,492

		8,257,620

Chile — 0.3%
Aguas Andinas SA, Class A	9,121	5,246
Antofagasta PLC	2,516	30,947
Banco de Chile	147,982	20,494
Banco de Credito e Inversiones	228	13,653
Banco Santander Chile	392,625	26,868
Cencosud SA	10,593	25,954
Cia Cervecerias Unidas SA	884	11,201
Colbun SA	40,553	8,249
Empresas CMPC SA	5,893	16,722
Empresas COPEC SA	2,707	36,324
Enel Americas SA	173,584	33,534
Enel Chile SA	102,572	11,011
Enel Generacion Chile SA	15,415	12,581
Itau CorpBanca	1,679,537	13,307
Latam Airlines Group SA	1,848	23,204
SACI Falabella	3,760	31,496

		320,791

China — 6.4%
3SBio, Inc., 144A*	4,732	9,209
58.com, Inc., ADR*	526	37,735
AAC Technologies Holdings, Inc.	5,188	103,824
Agile Group Holdings Ltd.	10,000	14,417
Agricultural Bank of China Ltd., Class H	148,094	68,831
Air China Ltd., Class H	17,267	18,527
Alibaba Group Holding Ltd., ADR*	6,846	1,212,290
Aluminum Corp. of China Ltd., Class H*	12,558	8,329
Anhui Conch Cement Co. Ltd., Class H	7,340	35,243
ANTA Sports Products Ltd.	6,459	28,945
Autohome, Inc., ADR*	322	17,829
AviChina Industry & Technology Co. Ltd., Class H	16,514	8,648
Baidu, Inc., ADR*	1,569	374,332
Bank of China Ltd., Class H	473,111	229,585
Bank of Communications Co. Ltd., Class H	50,720	37,536
Beijing Capital International Airport Co. Ltd., Class H	8,955	13,232
BYD Co. Ltd., Class H (b)	3,899	34,571
BYD Electronic International Co. Ltd.	4,000	9,577
CGN Power Co. Ltd., Class H, 144A	52,597	14,344
China Cinda Asset Management Co. Ltd., Class H	49,800	18,491
China CITIC Bank Corp. Ltd., Class H	58,540	37,852
China Communications Construction Co. Ltd., Class H	30,560	34,120
China Communications Services Corp. Ltd., Class H	19,597	12,446
China Conch Venture Holdings Ltd.	7,292	16,059
China Construction Bank Corp., Class H	501,312	437,115

	Number of Shares	Value
China (Continued)
China Everbright Bank Co. Ltd., Class H	18,576	$8,610
China Evergrande Group*	19,877	65,662
China Galaxy Securities Co. Ltd., Class H	14,138	11,097
China Huarong Asset Management Co. Ltd., Class H, 144A	37,200	17,052
China Huishan Dairy Holdings Co. Ltd.*(c)	38,883	5
China Life Insurance Co. Ltd., Class H	44,168	143,359
China Longyuan Power Group Corp. Ltd., Class H	20,614	13,883
China Medical System Holdings Ltd.	2,426	5,069
China Mengniu Dairy Co. Ltd.*	15,125	38,422
China Merchants Bank Co. Ltd., Class H	23,642	92,629
China Minsheng Banking Corp. Ltd., Class H	34,934	35,202
China Molybdenum Co. Ltd., Class H	21,000	13,095
China National Building Material Co. Ltd., Class H (b)	16,275	14,962
China Oilfield Services Ltd., Class H	11,625	10,717
China Pacific Insurance Group Co. Ltd., Class H	15,901	75,839
China Petroleum & Chemical Corp., Class H	149,400	106,740
China Railway Construction Corp. Ltd., Class H	13,487	15,956
China Railway Group Ltd., Class H	16,985	12,679
China Resources Pharmaceutical Group Ltd., 144A	11,000	14,591
China Shenhua Energy Co. Ltd., Class H	22,308	54,898
China Southern Airlines Co. Ltd., Class H	10,473	9,360
China Telecom Corp. Ltd., Class H	89,233	43,302
China Vanke Co. Ltd., Class H	7,157	26,071
Chongqing Changan Automobile Co. Ltd., Class B	5,000	4,712
Chongqing Rural Commercial Bank Co. Ltd., Class H	20,820	14,742
CITIC Securities Co. Ltd., Class H	13,274	28,723
CNOOC Ltd.	99,588	134,907
Country Garden Holdings Co. Ltd.	32,278	50,834
CRRC Corp. Ltd., Class H	22,680	20,676
CSPC Pharmaceutical Group Ltd.	21,347	42,365
Ctrip.com International Ltd., ADR*	2,267	104,463
Dongfeng Motor Group Co. Ltd., Class H	17,457	21,949
ENN Energy Holdings Ltd.	4,783	34,877
Fosun International Ltd.	19,001	39,412
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,255	12,503
Geely Automobile Holdings Ltd.	28,520	99,325
GF Securities Co. Ltd., Class H	5,555	11,138
GOME Retail Holdings Ltd. (b)	77,446	8,726
Great Wall Motor Co. Ltd., Class H	17,341	20,294
Guangzhou Automobile Group Co. Ltd., Class H	12,674	31,806
Guangzhou R&F Properties Co. Ltd., Class H	9,092	19,441
Haitian International Holdings Ltd.	3,701	10,828
Haitong Securities Co. Ltd., Class H	19,570	29,167

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
Hengan International Group Co. Ltd.	4,356	$42,472
Huaneng Power International, Inc., Class H	23,226	14,869
Huaneng Renewables Corp. Ltd., Class H	23,491	7,489
Huatai Securities Co. Ltd., Class H, 144A	8,870	17,944
Industrial & Commercial Bank of China Ltd., Class H	454,931	353,570
JD.com, Inc., ADR*	3,971	148,714
Jiangsu Expressway Co. Ltd., Class H	7,274	9,965
Jiangxi Copper Co. Ltd., Class H	7,073	11,012
Kingsoft Corp. Ltd.	4,159	11,822
Lenovo Group Ltd.	46,909	26,667
Longfor Properties Co. Ltd.	15,348	36,041
Meitu, Inc., 144A*	7,500	10,870
Minth Group Ltd.	4,650	25,959
Momo, Inc., ADR*	531	12,744
NetEase, Inc., ADR	480	157,781
New China Life Insurance Co. Ltd., Class H	4,528	28,872
New Oriental Education & Technology Group, Inc., ADR	813	68,991
People’s Insurance Co. Group of China Ltd., Class H	41,191	21,202
PetroChina Co. Ltd., Class H	119,991	80,658
PICC Property & Casualty Co. Ltd., Class H	26,665	50,529
Ping An Insurance Group Co. of China Ltd., Class H	31,434	309,907
Semiconductor Manufacturing International Corp.*(b)	15,981	22,303
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,437	7,834
Shanghai Electric Group Co. Ltd., Class H*	18,292	7,167
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,202	5,802
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,400	8,008
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,416	16,118
Shenzhou International Group Holdings Ltd.	4,639	41,875
Sihuan Pharmaceutical Holdings Group Ltd.	23,250	8,186
SINA Corp.*	356	34,806
Sino-Ocean Group Holding Ltd.	16,342	10,232
Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,387	12,086
Sinopharm Group Co. Ltd., Class H	7,599	29,870
SOHO China Ltd.	12,723	7,200
Sunac China Holdings Ltd.	11,210	51,671
Sunny Optical Technology Group Co. Ltd.	4,407	73,355
TAL Education Group, ADR	1,638	45,667
Tencent Holdings Ltd.	34,485	1,757,332
Tingyi Cayman Islands Holding Corp.	14,230	22,374
TravelSky Technology Ltd., Class H	5,989	16,372

	Number of Shares	Value
China (Continued)
Tsingtao Brewery Co. Ltd., Class H	1,296	$5,260
Vipshop Holdings Ltd., ADR*	1,936	15,933
Want Want China Holdings Ltd.	37,388	29,297
Weibo Corp., ADR*	197	21,386
Weichai Power Co. Ltd., Class H	2,613	2,914
Yangzijiang Shipbuilding Holdings Ltd.	14,500	16,880
Yanzhou Coal Mining Co. Ltd., Class H	11,625	10,851
Yum China Holdings, Inc.	2,286	93,337
YY, Inc., ADR*(b)	180	18,574
Zhejiang Expressway Co. Ltd., Class H	8,007	9,596
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,058	23,303
Zijin Mining Group Co. Ltd., Class H	31,613	10,969
ZTE Corp., Class H*	929	3,229

		8,291,040

Colombia — 0.1%
Bancolombia SA	1,380	13,267
Ecopetrol SA	41,949	24,337
Grupo Argos SA	1,798	12,207
Grupo de Inversiones Suramericana SA	1,449	18,734
Interconexion Electrica SA ESP	2,328	10,650

		79,195

Czech Republic — 0.0%
CEZ AS	1,004	22,969
Komercni banka AS	454	19,029
Moneta Money Bank AS, 144A	2,925	10,548
O2 Czech Republic AS	1	13

		52,559

Denmark — 1.3%
A.P. Moller — Maersk A/S, Class A	16	27,404
A.P. Moller — Maersk A/S, Class B	39	69,978
Carlsberg A/S, Class B	660	78,158
Chr Hansen Holding A/S	656	59,535
Coloplast A/S, Class B	742	58,156
Danske Bank A/S	4,358	162,804
DSV A/S	1,130	86,958
Genmab A/S*	345	67,862
H Lundbeck A/S	422	21,278
ISS A/S	1,355	51,226
Novo Nordisk A/S, Class B	11,094	572,699
Novozymes A/S, Class B	1,345	72,788
Orsted A/S, 144A	886	51,547
Pandora A/S	810	81,154
TDC A/S	5,098	31,029
Tryg A/S	661	16,068
Vestas Wind Systems A/S	1,323	84,672
William Demant Holding A/S*	925	25,429

		1,618,745

Egypt — 0.0%
Commercial International Bank Egypt SAE	6,249	26,625
Egyptian Financial Group-Hermes Holding Co.	2,888	3,969

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Egypt (Continued)
Global Telecom Holding SAE*	12,321	$5,233

		35,827

Finland — 0.7%
Elisa OYJ	873	35,516
Fortum OYJ	2,742	57,702
Kone OYJ, Class B	2,127	109,469
Metso OYJ	675	23,821
Neste OYJ	1,036	64,368
Nokia OYJ	34,904	175,151
Nokian Renkaat OYJ	833	36,358
Orion OYJ, Class B	714	26,370
Sampo OYJ, Class A	2,623	138,649
Stora Enso OYJ, Class R	3,169	48,507
UPM-Kymmene OYJ	3,197	96,234
Wartsila OYJ Abp	898	59,321

		871,466

France — 7.2%
Accor SA	1,126	56,477
Aeroports de Paris	276	52,644
Air Liquide SA	2,575	322,273
Airbus SE	3,505	364,159
Alstom SA	1,126	46,479
Amundi SA, 144A	351	31,325
Arkema SA	434	53,103
Atos SE	558	82,522
AXA SA	11,715	353,475
BioMerieux	241	20,105
BNP Paribas SA	6,660	504,003
Bollore SA	4,095	21,748
Bouygues SA	1,113	57,574
Bureau Veritas SA	1,492	39,557
Capgemini SE	966	111,391
Carrefour SA	3,395	71,342
Casino Guichard Perrachon SA	293	17,831
Cie de Saint-Gobain	3,017	171,882
Cie Generale des Etablissements Michelin	1,021	148,078
CNP Assurances	909	20,459
Credit Agricole SA	6,749	113,707
Danone SA	3,526	297,638
Dassault Aviation SA	13	19,987
Dassault Systemes SE	745	80,081
Edenred	1,288	36,854
Eiffage SA	260	28,530
Electricite de France SA	2,283	29,918
Engie SA	10,609	185,685
Essilor International SA	1,208	155,357
Eurazeo SA	316	27,810
Eutelsat Communications SA	1,114	25,219
Faurecia	441	33,741
Fonciere Des Regions REIT	184	19,686
Gecina SA REIT	319	53,157
Groupe Eurotunnel SE	3,072	40,842
Hermes International	184	96,987
ICADE REIT	198	18,392

	Number of Shares	Value
France (Continued)
Iliad SA	157	$36,729
Imerys SA	272	24,938
Ingenico Group SA	367	38,458
Ipsen SA	239	29,130
JCDecaux SA	557	23,211
Kering	460	204,086
Klepierre SA REIT	1,574	65,009
Lagardere SCA	709	23,236
Legrand SA	1,593	119,376
L’Oreal SA	1,502	332,165
LVMH Moet Hennessy Louis Vuitton SE (b)	1,668	485,415
Natixis SA	6,248	50,644
Orange SA (b)	11,937	205,732
Pernod Ricard SA	1,272	198,409
Peugeot SA	3,034	62,745
Publicis Groupe SA	1,216	80,762
Remy Cointreau SA	134	17,831
Renault SA	1,067	108,432
Rexel SA	1,867	34,433
Safran SA	1,815	193,412
Sanofi	6,943	633,015
Schneider Electric SE*	3,357	288,527
SCOR SE	923	37,638
SEB SA	53	9,765
Societe BIC SA	174	20,201
Societe Generale SA	4,594	231,351
Sodexo SA	566	73,936
Suez	2,194	40,451
Teleperformance	336	49,731
Thales SA	635	64,183
TOTAL SA	13,859	781,977
Ubisoft Entertainment SA*	367	28,144
Unibail-Rodamco SE REIT	610	156,065
Valeo SA	1,559	113,173
Veolia Environnement SA	2,888	73,063
Vinci SA	3,070	313,665
Vivendi SA	6,156	163,872
Wendel SA	168	28,275
Zodiac Aerospace	1,346	39,571

		9,290,774

Germany — 6.4%
adidas AG	1,118	233,138
Allianz SE	2,669	629,478
Axel Springer SE	273	21,547
BASF SE	5,492	614,464
Bayer AG	4,944	630,534
Bayerische Motoren Werke AG	1,986	200,170
Beiersdorf AG	600	71,408
Brenntag AG	929	57,830
Commerzbank AG*	6,530	94,473
Continental AG	667	177,634
Covestro AG, 144A	552	57,489
Daimler AG	5,748	475,625
Deutsche Bank AG (d)	12,372	233,551
Deutsche Boerse AG	1,102	124,935

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Deutsche Lufthansa AG	1,306	$44,877
Deutsche Post AG	5,965	283,212
Deutsche Telekom AG	19,545	349,184
Deutsche Wohnen SE	2,103	92,965
Drillisch AG	308	23,503
E.ON SE	13,167	152,285
Evonik Industries AG	739	27,566
Fraport AG Frankfurt Airport Services Worldwide	278	27,689
Fresenius Medical Care AG & Co. KGaA	1,305	129,652
Fresenius SE & Co. KGaA	2,483	179,126
GEA Group AG	1,063	51,286
Hannover Rueck SE	431	56,635
HeidelbergCement AG	821	87,332
Henkel AG & Co. KGaA	646	78,735
HOCHTIEF AG	116	20,386
HUGO BOSS AG	384	31,578
Infineon Technologies AG	6,782	187,277
Innogy SE, 144A	813	37,580
K+S AG	1,251	29,296
KION Group AG	426	34,672
LANXESS AG	565	42,918
Linde AG	1,007	221,018
Linde AG*	108	25,214
MAN SE	92	10,333
Merck KGaA	790	84,091
METRO AG*	1,114	21,745
MTU Aero Engines AG	302	54,296
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	968	215,397
OSRAM Licht AG	589	50,469
ProSiebenSat.1 Media SE	1,584	50,377
RWE AG*	3,104	71,120
SAP SE	5,876	661,973
Siemens AG	4,573	621,592
Symrise AG	737	62,642
Telefonica Deutschland Holding AG	3,907	18,583
thyssenkrupp AG	2,559	70,024
TUI AG	2,609	48,127
Uniper SE	1,170	34,808
United Internet AG	735	49,516
Volkswagen AG	193	39,959
Vonovia SE	2,836	133,486
Wirecard AG	683	72,807
Zalando SE, 144A*	660	33,752

		8,241,359

Greece — 0.1%
Alpha Bank AE*	7,212	13,992
Eurobank Ergasias SA*	8,827	7,144
FF Group*	199	3,678
Hellenic Telecommunications Organization SA	1,023	12,359
JUMBO SA	574	8,677
National Bank of Greece SA*	32,350	10,011
OPAP SA	945	11,529
Piraeus Bank SA*	1,855	5,211

	Number of Shares	Value
Greece (Continued)
Titan Cement Co. SA	171	$4,217

		76,818

Hong Kong — 3.2%
AIA Group Ltd.	71,815	582,049
Alibaba Health Information Technology Ltd.*	23,752	11,709
Alibaba Pictures Group Ltd.*(b)	63,309	8,511
ASM Pacific Technology Ltd.	1,475	21,190
Bank of East Asia Ltd.	6,985	30,900
Beijing Enterprises Holdings Ltd.	3,297	18,996
Beijing Enterprises Water Group Ltd.*	30,872	24,112
BOC Hong Kong Holdings Ltd.	22,611	114,356
Brilliance China Automotive Holdings Ltd.	16,816	44,138
China Everbright International Ltd.	14,795	19,853
China Gas Holdings Ltd.	11,431	35,127
China Jinmao Holdings Group Ltd.	24,060	10,875
China Merchants Port Holdings Co. Ltd.	8,148	21,022
China Mobile Ltd.	36,568	371,057
China Overseas Land & Investment Ltd.	22,192	70,468
China Resources Beer Holdings Co. Ltd.	10,360	28,453
China Resources Gas Group Ltd.	6,142	23,710
China Resources Land Ltd.	17,417	50,065
China Resources Power Holdings Co. Ltd.	10,679	20,100
China State Construction International Holdings Ltd.	11,756	15,263
China Taiping Insurance Holdings Co. Ltd.	9,575	36,166
China Unicom Hong Kong Ltd.*	33,981	49,252
CITIC Ltd.	24,033	34,033
CK Asset Holdings Ltd.	15,101	127,128
CK Hutchison Holdings Ltd.	16,053	202,046
CK Infrastructure Holdings Ltd.	4,315	36,630
CLP Holdings Ltd.	9,824	100,188
COSCO SHIPPING Ports Ltd.	10,481	10,561
Far East Horizon Ltd.	11,614	10,588
First Pacific Co. Ltd.	10,916	8,162
Fullshare Holdings Ltd.*	40,691	17,037
Galaxy Entertainment Group Ltd.	14,289	102,729
GCL-Poly Energy Holdings Ltd.*(b)	97,590	15,744
Guangdong Investment Ltd.	16,656	22,392
Haier Electronics Group Co. Ltd.*	6,729	18,007
Hanergy Thin Film Power Group Ltd.*(c)	36,104	0
Hang Lung Group Ltd.	5,457	19,634
Hang Lung Properties Ltd.	12,103	28,483
Hang Seng Bank Ltd.	4,264	105,370
Henderson Land Development Co. Ltd.	7,385	48,224
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	15,697	14,410
HKT Trust & HKT Ltd. (a)	23,305	29,272
Hong Kong & China Gas Co. Ltd.	49,573	96,732
Hong Kong Exchanges & Clearing Ltd.	7,042	212,067
Hongkong Land Holdings Ltd.	9,100	66,430
Hysan Development Co. Ltd.	6,337	33,956
Jardine Matheson Holdings Ltd.	1,000	62,480
Jardine Strategic Holdings Ltd.	946	39,259

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Kerry Properties Ltd.	5,057	$22,338
Kingboard Chemical Holdings Ltd.	3,500	20,076
Kingston Financial Group Ltd.	24,000	29,562
Kunlun Energy Co. Ltd.	20,390	17,622
Lee & Man Paper Manufacturing Ltd.	9,000	10,544
Li & Fung Ltd.	27,005	11,894
Link REIT	13,293	118,545
Melco Resorts & Entertainment Ltd., ADR	1,311	34,230
MTR Corp. Ltd.	8,830	51,950
New World Development Co. Ltd.	34,474	49,967
Nine Dragons Paper Holdings Ltd.	8,250	13,690
NWS Holdings Ltd.	12,540	22,767
PCCW Ltd.	21,930	13,029
Power Assets Holdings Ltd.	8,233	70,311
Shanghai Industrial Holdings Ltd.	3,494	9,864
Shimao Property Holdings Ltd.	10,565	20,643
Sino Biopharmaceutical Ltd.	26,886	35,182
Sino Land Co. Ltd.	18,918	34,250
SJM Holdings Ltd.	15,979	12,848
Sun Art Retail Group Ltd.	14,880	14,556
Sun Hung Kai Properties Ltd.	8,452	138,086
Swire Pacific Ltd., Class A	3,500	33,655
Swire Properties Ltd.	10,309	34,913
Techtronic Industries Co. Ltd.	8,978	51,901
WH Group Ltd., 144A	46,783	49,657
Wharf Holdings Ltd.	9,120	28,726
Wharf Real Estate Investment Co. Ltd.*	8,826	53,339
Wheelock & Co. Ltd.	4,692	32,201
Yue Yuen Industrial Holdings Ltd.	4,230	15,111

		4,120,391

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,864	21,611
OTP Bank PLC	1,476	56,414
Richter Gedeon Nyrt	854	22,068

		100,093

India — 0.1%
Dr. Reddy’s Laboratories Ltd., ADR (b)	425	14,884
ICICI Bank Ltd., ADR	2,406	22,953
Infosys Ltd., ADR	1,058	16,462
Tata Motors Ltd., ADR*	345	10,761
Wipro Ltd., ADR	3,874	20,881

		85,941

Indonesia — 0.5%
PT Adaro Energy Tbk	59,348	7,459
PT Astra International Tbk	115,074	67,848
PT Bank Central Asia Tbk	75,858	114,129
PT Bank Danamon Indonesia Tbk	25,211	9,366
PT Bank Mandiri Persero Tbk	78,731	43,073
PT Bank Negara Indonesia Persero Tbk	41,810	25,038
PT Bank Rakyat Indonesia Persero Tbk	341,306	80,999
PT Bank Tabungan Negara Persero Tbk	24,600	5,820
PT Bumi Serpong Damai Tbk	65,887	8,037
PT Charoen Pokphand Indonesia Tbk	46,490	10,036
PT Gudang Garam Tbk	929	5,256

	Number of Shares	Value
Indonesia (Continued)
PT Hanjaya Mandala Sampoerna Tbk	43,228	$13,103
PT Indocement Tunggal Prakarsa Tbk	11,627	15,838
PT Indofood CBP Sukses Makmur Tbk	9,980	6,235
PT Indofood Sukses Makmur Tbk	20,630	11,172
PT Jasa Marga Persero Tbk	25,913	12,213
PT Kalbe Farma Tbk	1,369	162
PT Lippo Karawaci Tbk	202,597	8,613
PT Matahari Department Store Tbk	19,040	14,921
PT Media Nusantara Citra Tbk	39,478	3,794
PT Pakuwon Jati Tbk	130,204	5,968
PT Perusahaan Gas Negara Persero Tbk	52,657	6,618
PT Semen Indonesia Persero Tbk	23,241	16,152
PT Surya Citra Media Tbk	35,560	5,784
PT Telekomunikasi Indonesia Persero Tbk	315,956	96,941
PT Tower Bersama Infrastructure Tbk	25,573	10,777
PT Unilever Indonesia Tbk	7,454	27,169
PT United Tractors Tbk	11,314	28,021
PT Waskita Karya Persero Tbk	28,604	4,462
PT XL Axiata Tbk*	39,478	8,990

		673,994

Ireland — 0.4%
AerCap Holdings NV*	1,095	56,907
Allied Irish Banks PLC	4,735	30,715
Bank of Ireland Group PLC*	4,800	37,444
CRH PLC	4,733	163,089
DCC PLC	523	50,608
James Hardie Industries PLC CDI	2,624	42,673
Kerry Group PLC, Class A	832	87,145
Paddy Power Betfair PLC	477	53,192
Ryanair Holdings PLC, ADR*	170	20,730

		542,503

Israel — 0.3%
Azrieli Group Ltd.	252	13,511
Bank Hapoalim BM	6,311	43,064
Bank Leumi Le-Israel BM	7,908	43,893
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	10,235
Check Point Software Technologies Ltd.*	784	81,763
Elbit Systems Ltd.	147	20,364
Frutarom Industries Ltd.	238	20,973
Israel Chemicals Ltd.	3,408	13,885
Mizrahi Tefahot Bank Ltd.	1,085	19,784
Nice Ltd.	430	37,203
Teva Pharmaceutical Industries Ltd., ADR (b)	5,170	76,620

		381,295

Italy — 1.4%
Assicurazioni Generali SpA	6,924	126,751
Atlantia SpA	2,888	95,939
Davide Campari-Milano SpA	3,377	26,287
Enel SpA	48,367	314,038
Eni SpA	15,413	253,349
Ferrari NV	727	78,916

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Intesa Sanpaolo SpA	75,875	$254,855
Intesa Sanpaolo SpA-RSP	3,229	10,315
Leonardo SpA	2,511	30,007
Luxottica Group SpA	928	53,957
Mediobanca SpA	3,266	37,688
Poste Italiane SpA, 144A	2,156	15,743
Prysmian SpA	1,305	43,461
Recordati SpA	631	28,390
Snam SpA	15,766	79,491
Telecom Italia SpA*	64,146	53,674
Telecom Italia SpA-RSP	39,836	26,979
Terna Rete Elettrica Nazionale SpA	10,783	66,675
UniCredit SpA*	11,235	225,994
UnipolSai Assicurazioni SpA	6,855	16,074

		1,838,583

Japan — 16.3%
ABC-Mart, Inc.	100	5,473
Acom Co. Ltd.*	2,400	9,959
Aeon Co. Ltd.	6,400	103,724
AEON Financial Service Co. Ltd.	400	8,853
Aeon Mall Co. Ltd.	500	9,125
Air Water, Inc.	1,000	21,396
Aisin Seiki Co. Ltd.	800	42,721
Ajinomoto Co., Inc.	3,800	69,689
Alfresa Holdings Corp.	600	12,859
Alps Electric Co. Ltd.	600	19,059
Amada Holdings Co. Ltd.	1,100	14,573
ANA Holdings, Inc.	300	11,942
Aozora Bank Ltd.	400	15,478
Asahi Glass Co. Ltd.	800	33,267
Asahi Group Holdings Ltd.	2,100	106,488
Asahi Kasei Corp.	7,800	97,374
Asics Corp.	600	8,828
Astellas Pharma, Inc.	15,700	198,927
Bandai Namco Holdings, Inc.	700	22,702
Bank of Kyoto Ltd.	200	10,165
Benesse Holdings, Inc.	200	7,037
Bridgestone Corp.	4,300	194,664
Brother Industries Ltd.	700	17,266
Calbee, Inc.	300	10,462
Canon, Inc.	6,600	252,048
Casio Computer Co. Ltd.	700	10,213
Central Japan Railway Co.	800	147,674
Chiba Bank Ltd.	3,000	22,897
Chubu Electric Power Co., Inc.	4,300	54,216
Chugai Pharmaceutical Co. Ltd.	1,000	51,624
Chugoku Electric Power Co., Inc.	1,200	13,221
Coca-Cola Bottlers Japan, Inc.	600	22,738
Concordia Financial Group Ltd.	8,200	44,809
Credit Saison Co. Ltd.	500	9,592
CYBERDYNE, Inc.*	400	5,285
Dai Nippon Printing Co. Ltd.	1,000	21,813
Daicel Corp.	1,000	11,826
Daifuku Co. Ltd.	600	32,627
Dai-ichi Life Holdings, Inc.	7,900	161,166
Daiichi Sankyo Co. Ltd.	6,200	149,181

	Number of Shares	Value
Japan (Continued)
Daikin Industries Ltd.	1,500	$172,198
Daito Trust Construction Co. Ltd.	300	54,765
Daiwa House Industry Co. Ltd.	3,900	142,562
Daiwa House REIT Investment Corp. REIT	6	14,362
Daiwa Securities Group, Inc.	7,000	43,414
DeNA Co. Ltd.	300	6,784
Denso Corp.	2,800	156,862
Dentsu, Inc.	900	40,624
Disco Corp.	100	22,089
Don Quijote Holdings Co. Ltd.	500	23,857
East Japan Railway Co.	1,900	183,424
Eisai Co. Ltd.	1,400	79,252
Electric Power Development Co. Ltd.	400	11,089
FamilyMart UNY Holdings Co. Ltd.	200	13,452
FANUC Corp.	1,100	273,131
Fast Retailing Co. Ltd.	300	115,980
Fuji Electric Co. Ltd.	2,000	14,074
FUJIFILM Holdings Corp.	4,200	170,993
Fujitsu Ltd.	10,000	74,184
Fukuoka Financial Group, Inc.	2,000	10,343
Hachijuni Bank Ltd.	600	3,412
Hakuhodo DY Holdings, Inc.	1,200	16,090
Hamamatsu Photonics KK	500	17,104
Hankyu Hanshin Holdings, Inc.	1,400	54,112
Hikari Tsushin, Inc.	100	14,376
Hino Motors Ltd.	1,000	12,208
Hirose Electric Co. Ltd.	100	14,874
Hisamitsu Pharmaceutical Co., Inc.	300	16,847
Hitachi Chemical Co. Ltd.	400	10,495
Hitachi Construction Machinery Co. Ltd.	500	16,504
Hitachi High-Technologies Corp.	200	8,254
Hitachi Ltd.	38,200	283,144
Hitachi Metals Ltd.	700	9,236
Honda Motor Co. Ltd.	10,100	335,994
Hoshizaki Corp.	200	18,997
Hoya Corp.	2,000	96,815
Hulic Co. Ltd.	1,300	14,219
Idemitsu Kosan Co. Ltd.	600	20,099
IHI Corp.	600	18,473
Iida Group Holdings Co. Ltd.	500	9,196
Inpex Corp.	7,200	80,928
Isetan Mitsukoshi Holdings Ltd.	1,400	16,159
Isuzu Motors Ltd.	6,100	95,989
ITOCHU Corp.	9,000	155,618
J. Front Retailing Co. Ltd.	1,000	16,838
Japan Airlines Co. Ltd.	300	10,972
Japan Airport Terminal Co. Ltd.	200	7,446
Japan Exchange Group, Inc.	3,600	65,958
Japan Post Bank Co. Ltd.	1,100	13,947
Japan Post Holdings Co. Ltd.	9,200	105,615
Japan Prime Realty Investment Corp. REIT	4	13,417
Japan Real Estate Investment Corp. REIT	5	24,257
Japan Retail Fund Investment Corp. REIT	10	17,708
Japan Tobacco, Inc.	7,900	261,122
JFE Holdings, Inc.	6,000	140,850
JGC Corp.	1,000	17,335

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
JSR Corp.	600	$11,467
JTEKT Corp.	1,300	22,282
JXTG Holdings, Inc.	18,850	105,518
Kajima Corp.	4,000	41,903
Kakaku.com, Inc.	400	6,305
Kaneka Corp.	1,000	8,814
Kansai Electric Power Co., Inc.	6,700	88,345
Kansai Paint Co. Ltd.	800	20,962
Kao Corp.	2,900	191,658
Kawasaki Heavy Industries Ltd.	600	19,779
KDDI Corp.	10,700	305,660
Keihan Holdings Co. Ltd.	600	17,726
Keikyu Corp.	500	9,627
Keio Corp.	400	17,628
Keisei Electric Railway Co. Ltd.	500	15,994
Keyence Corp.	600	346,048
Kikkoman Corp.	1,000	39,095
Kintetsu Group Holdings Co. Ltd.	700	27,336
Kirin Holdings Co. Ltd.	7,100	165,884
Kobe Steel Ltd.*	1,100	10,292
Koito Manufacturing Co. Ltd.	600	41,317
Komatsu Ltd.	6,800	210,263
Konami Holdings Corp.	400	21,076
Konica Minolta, Inc.	5,200	50,639
Kose Corp.	100	15,301
Kubota Corp.	7,600	143,160
Kuraray Co. Ltd.	1,500	28,802
Kurita Water Industries Ltd.	400	12,493
Kyocera Corp.	1,784	125,242
Kyowa Hakko Kirin Co. Ltd.	1,000	18,917
Kyushu Electric Power Co., Inc.	5,000	56,999
Kyushu Financial Group, Inc.	900	5,310
Kyushu Railway Co.	800	24,666
Lawson, Inc.	300	20,632
LINE Corp.*	200	8,512
Lion Corp.	1,032	19,201
LIXIL Group Corp.	900	23,631
M3, Inc.	800	26,230
Mabuchi Motor Co. Ltd.	200	10,627
Makita Corp.	1,300	53,596
Marubeni Corp.	9,900	65,604
Marui Group Co. Ltd.	900	15,882
Maruichi Steel Tube Ltd.	200	5,633
Mazda Motor Corp.	5,600	74,786
McDonald’s Holdings Co. Japan Ltd.	300	13,075
Mebuki Financial Group, Inc.	7,670	32,099
Medipal Holdings Corp.	400	7,744
MEIJI Holdings Co. Ltd.	500	43,449
MINEBEA MITSUMI, Inc.	2,300	45,266
MISUMI Group, Inc.	1,500	43,649
Mitsubishi Chemical Holdings Corp.	9,200	99,402
Mitsubishi Corp.	9,300	232,448
Mitsubishi Electric Corp.	13,300	218,919
Mitsubishi Estate Co. Ltd.	7,000	124,550
Mitsubishi Gas Chemical Co., Inc.	600	16,740
Mitsubishi Heavy Industries Ltd.	1,900	70,061
Mitsubishi Materials Corp.	300	9,996

	Number of Shares	Value
Japan (Continued)
Mitsubishi Motors Corp.	6,000	$41,850
Mitsubishi Tanabe Pharma Corp.	1,100	23,721
Mitsubishi UFJ Financial Group, Inc.	72,100	507,445
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,000	17,033
Mitsui & Co. Ltd.	10,300	156,040
Mitsui Chemicals, Inc.	800	25,767
Mitsui Fudosan Co. Ltd.	6,000	135,199
Mitsui OSK Lines Ltd.	600	19,192
Mixi, Inc.	300	13,914
Mizuho Financial Group, Inc.	151,600	274,657
MS&AD Insurance Group Holdings, Inc.	4,600	149,389
Murata Manufacturing Co. Ltd.	1,100	148,221
Nabtesco Corp.	700	27,274
Nagoya Railroad Co. Ltd.	800	19,484
NEC Corp.	1,000	26,656
Nexon Co. Ltd.*	700	20,028
NGK Insulators Ltd.	1,000	19,059
NGK Spark Plug Co. Ltd.	800	18,382
NH Foods Ltd.	1,000	24,497
Nidec Corp.	1,400	189,951
Nikon Corp.	1,100	21,766
Nintendo Co. Ltd.	689	276,714
Nippon Building Fund, Inc. REIT	6	30,015
Nippon Electric Glass Co. Ltd.	400	15,496
Nippon Express Co. Ltd.	300	19,006
Nippon Paint Holdings Co. Ltd.	700	21,458
Nippon Prologis REIT, Inc. REIT	7	14,996
Nippon Steel & Sumitomo Metal Corp.	6,610	159,810
Nippon Telegraph & Telephone Corp.	4,900	255,961
Nippon Yusen KK*	800	18,609
Nissan Chemical Industries Ltd.	200	7,997
Nissan Motor Co. Ltd.	16,700	161,443
Nisshin Seifun Group, Inc.	1,350	26,341
Nissin Foods Holdings Co. Ltd.	300	21,618
Nitori Holdings Co. Ltd.	300	48,874
Nitto Denko Corp.	900	88,205
NOK Corp.	200	4,855
Nomura Holdings, Inc.	24,500	145,962
Nomura Real Estate Holdings, Inc.	600	13,797
Nomura Real Estate Master Fund, Inc. REIT	30	37,772
Nomura Research Institute Ltd.	752	33,943
NSK Ltd.	4,700	70,618
NTT Data Corp.	3,800	44,603
NTT DOCOMO, Inc.	8,400	217,007
Obayashi Corp.	5,600	72,248
Obic Co. Ltd.	200	13,843
Odakyu Electric Railway Co. Ltd.	1,100	23,311
Oji Holdings Corp.	3,000	18,206
Olympus Corp.	1,700	69,634
Omron Corp.	700	41,237
Ono Pharmaceutical Co. Ltd.	5,300	120,509
Oracle Corp.	100	8,868
Oriental Land Co. Ltd.	1,100	97,651
ORIX Corp.	9,000	154,658
Osaka Gas Co. Ltd.	1,600	30,665
Otsuka Corp.	100	7,464

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Otsuka Holdings Co. Ltd.	2,283	$100,899
Panasonic Corp.	15,700	232,686
Park24 Co. Ltd.	400	9,838
Persol Holdings Co. Ltd.	1,000	23,351
Pola Orbis Holdings, Inc.	400	14,572
Rakuten, Inc.	5,900	60,156
Recruit Holdings Co. Ltd.	6,100	143,469
Renesas Electronics Corp.*	3,400	41,479
Resona Holdings, Inc.	15,800	83,657
Ricoh Co. Ltd.	5,800	51,329
Rinnai Corp.	100	8,948
Rohm Co. Ltd.	400	40,873
Ryohin Keikaku Co. Ltd.	100	31,143
Santen Pharmaceutical Co. Ltd.	1,400	21,296
SBI Holdings, Inc.	400	7,090
Secom Co. Ltd.	1,300	97,190
Sega Sammy Holdings, Inc.	700	8,446
Seibu Holdings, Inc.	500	9,014
Seiko Epson Corp.	900	21,751
Sekisui Chemical Co. Ltd.	1,400	27,006
Sekisui House Ltd.	5,700	106,079
Seven & i Holdings Co. Ltd.	5,600	229,135
Seven Bank Ltd.	5,200	17,373
Sharp Corp.*(b)	600	18,846
Shimadzu Corp.	1,000	23,786
Shimamura Co. Ltd.	100	12,022
Shimano, Inc.	300	41,370
Shimizu Corp.	2,300	25,484
Shin-Etsu Chemical Co. Ltd.	2,000	209,072
Shinsei Bank Ltd.	500	7,966
Shionogi & Co. Ltd.	1,600	88,981
Shiseido Co. Ltd.	3,351	162,927
Shizuoka Bank Ltd.	2,000	19,690
Showa Shell Sekiyu KK	800	10,179
SMC Corp.	300	121,205
SoftBank Group Corp.	5,400	455,098
Sohgo Security Services Co. Ltd.	400	22,142
Sompo Holdings, Inc.	1,400	56,376
Sony Corp.	8,400	388,186
Sony Financial Holdings, Inc.	300	5,059
Stanley Electric Co. Ltd.	800	31,881
Start Today Co. Ltd.	600	18,259
Subaru Corp.	3,700	120,621
SUMCO Corp.	1,400	35,117
Sumitomo Chemical Co. Ltd.	6,000	41,690
Sumitomo Corp.	8,300	128,580
Sumitomo Dainippon Pharma Co. Ltd.	700	10,126
Sumitomo Electric Industries Ltd.	6,100	106,152
Sumitomo Heavy Industries Ltd.	400	16,225
Sumitomo Metal Mining Co. Ltd.	1,000	38,696
Sumitomo Mitsui Financial Group, Inc.	8,800	355,534
Sumitomo Mitsui Trust Holdings, Inc.	1,310	48,468
Sumitomo Realty & Development Co. Ltd.	1,539	50,541
Sumitomo Rubber Industries Ltd.	400	7,250
Sundrug Co. Ltd.	400	18,375
Suntory Beverage & Food Ltd.	500	21,591

	Number of Shares	Value
Japan (Continued)
Suruga Bank Ltd.	600	$12,854
Suzuken Co. Ltd.	400	15,780
Suzuki Motor Corp.	1,800	96,601
Sysmex Corp.	600	45,422
T&D Holdings, Inc.	6,000	98,387
Taiheiyo Cement Corp.	400	16,385
Taisei Corp.	1,200	62,908
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,851
Taiyo Nippon Sanso Corp.	500	6,846
Takashimaya Co. Ltd.	1,000	9,836
Takeda Pharmaceutical Co. Ltd.	4,200	230,777
TDK Corp.	800	65,183
Teijin Ltd.	600	12,902
Terumo Corp.	1,500	71,705
THK Co. Ltd.	700	25,532
Tobu Railway Co. Ltd.	800	25,412
Toho Co. Ltd.	500	16,860
Toho Gas Co. Ltd.	200	5,669
Tohoku Electric Power Co., Inc.	5,500	72,424
Tokio Marine Holdings, Inc.	5,000	220,356
Tokyo Electric Power Co. Holdings, Inc.*	10,200	40,784
Tokyo Electron Ltd.	800	147,568
Tokyo Gas Co. Ltd.	1,600	37,461
Tokyo Tatemono Co. Ltd.	1,000	13,826
Tokyu Corp.	2,000	31,827
Tokyu Fudosan Holdings Corp.	5,800	41,743
Toppan Printing Co. Ltd.	3,000	27,882
Toray Industries, Inc.	8,000	75,134
Toshiba Corp.*	38,100	93,435
Tosoh Corp.	1,500	33,040
TOTO Ltd.	500	27,722
Toyo Seikan Group Holdings Ltd.	900	14,802
Toyo Suisan Kaisha Ltd.	500	21,236
Toyoda Gosei Co. Ltd.	100	2,494
Toyota Industries Corp.	700	43,352
Toyota Motor Corp.	16,000	1,001,413
Toyota Tsusho Corp.	1,300	48,745
Trend Micro, Inc.	400	22,569
Tsuruha Holdings, Inc.	200	27,580
Unicharm Corp.	1,400	36,609
United Urban Investment Corp. REIT	12	16,985
USS Co. Ltd.	1,100	23,115
West Japan Railway Co.	900	66,030
Yahoo Japan Corp.	8,000	36,465
Yakult Honsha Co. Ltd.	300	23,351
Yamada Denki Co. Ltd.	6,100	33,062
Yamaguchi Financial Group, Inc.	1,000	11,915
Yamaha Corp.	600	22,018
Yamaha Motor Co. Ltd.	1,300	40,659
Yamato Holdings Co. Ltd.	1,400	28,306
Yamazaki Baking Co. Ltd.	1,000	19,246
Yaskawa Electric Corp.	1,300	57,177
Yokogawa Electric Corp.	800	14,714
Yokohama Rubber Co. Ltd.	500	11,178

		20,927,575

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Jersey Island — 0.0%
Randgold Resources Ltd.	640	$58,640

Luxembourg — 0.2%
ArcelorMittal*	3,894	117,562
Eurofins Scientific SE	71	42,989
Millicom International Cellular SA SDR	446	29,171
SES SA	1,188	19,619
Tenaris SA	2,795	40,620

		249,961

Macau — 0.1%
MGM China Holdings Ltd.	6,508	16,616
Sands China Ltd.	15,174	73,731
Wynn Macau Ltd.	10,625	30,405

		120,752

Malaysia — 0.6%
AirAsia Bhd	9,100	6,987
Alliance Bank Malaysia Bhd	14,300	12,903
AMMB Holdings Bhd	8,687	8,816
Astro Malaysia Holdings Bhd	7,000	4,861
Axiata Group Bhd	16,755	21,837
British American Tobacco Malaysia Bhd	700	6,398
CIMB Group Holdings Bhd	19,416	28,724
DiGi.Com Bhd	18,520	21,013
Gamuda Bhd	10,100	12,077
Genting Bhd	15,500	33,354
Genting Malaysia Bhd	18,418	22,924
Genting Plantations Bhd	1,000	2,568
HAP Seng Consolidated Bhd	4,500	10,641
Hartalega Holdings Bhd	4,700	10,987
Hong Leong Bank Bhd	1,200	4,443
Hong Leong Financial Group Bhd	700	2,749
IHH Healthcare Bhd	12,304	16,969
IJM Corp. Bhd	18,400	13,903
IOI Corp. Bhd	17,000	18,540
IOI Properties Group Bhd	9,900	4,575
Kuala Lumpur Kepong Bhd	1,500	8,942
Malayan Banking Bhd	25,759	58,264
Malaysia Airports Holdings Bhd	500	1,009
Maxis Bhd	19,100	27,696
MISC Bhd	9,100	15,688
Nestle Malaysia Bhd	300	7,138
Petronas Chemicals Group Bhd	14,657	26,522
Petronas Dagangan Bhd	5,200	30,771
Petronas Gas Bhd	5,700	22,134
PPB Group Bhd	3,800	15,481
Press Metal Aluminium Holdings Bhd	7,600	9,664
Public Bank Bhd	16,800	81,751
Sapura Energy Bhd	24,000	7,336
Sime Darby Bhd	18,711	10,752
Sime Darby Plantation Bhd*	18,711	22,923
Sime Darby Property Bhd*	18,711	5,490
SP Setia Bhd Group	6,100	5,206
Telekom Malaysia Bhd	15,600	23,002
Tenaga Nasional Bhd	19,800	74,852
UMW Holdings Bhd*	8,100	10,438
Westports Holdings Bhd	16,800	14,132

	Number of Shares	Value
Malaysia (Continued)
YTL Corp. Bhd	20,172	$5,771
YTL Power International Bhd	27,774	7,810

		758,041

Malta — 0.0%
Brait SE*	2,731	9,198

Mexico — 0.7%
Alfa SAB de CV, Class A	18,251	20,342
America Movil SAB de CV, Series L	198,938	170,700
Arca Continental SAB de CV	2,332	15,969
Cemex SAB de CV, Series CPO*	86,699	66,344
Coca-Cola Femsa SAB de CV, Series L	2,986	20,505
El Puerto de Liverpool SAB de CV, Class C1	1,158	7,855
Fibra Uno Administracion SA de CV REIT	16,192	25,302
Fomento Economico Mexicano SAB de CV	11,685	105,506
Fresnillo PLC	1,537	26,835
Gentera SAB de CV	6,964	6,390
Gruma SAB de CV, Class B	797	9,881
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,278	22,675
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,217	21,802
Grupo Bimbo SAB de CV, Series A	9,317	21,724
Grupo Carso SAB de CV, Series A1	2,695	8,583
Grupo Financiero Banorte SAB de CV, Class O	14,257	83,621
Grupo Financiero Inbursa SAB de CV, Class O	12,931	22,843
Grupo Financiero Santander Mexico SAB de CV, Class B	10,973	17,801
Grupo Lala SAB de CV	5,058	7,673
Grupo Mexico SAB de CV, Series B	23,223	72,691
Grupo Televisa SAB, Series CPO	14,176	53,235
Industrias Penoles SAB de CV	829	17,391
Infraestructura Energetica Nova SAB de CV	3,230	17,650
Kimberly-Clark de Mexico SAB de CV, Class A	8,004	14,311
Mexichem SAB de CV	6,248	16,251
Promotora y Operadora de Infraestructura SAB de CV	1,479	14,874
Wal-Mart de Mexico SAB de CV	23,984	56,526

		945,280

Netherlands — 3.1%
ABN AMRO Group NV, 144A	2,483	73,663
Aegon NV	10,841	67,331
Akzo Nobel NV (b)	1,488	134,072
Altice NV, Class A*(b)	2,307	18,216
ASML Holding NV	2,228	391,417
Boskalis Westminster	558	20,639
EXOR NV	622	37,683
Heineken Holding NV	631	60,812
Heineken NV	1,414	144,049
ING Groep NV	23,872	430,609

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Ahold Delhaize NV	7,878	$168,735
Koninklijke DSM NV	1,137	106,614
Koninklijke KPN NV	20,537	75,337
Koninklijke Philips NV	5,561	215,944
Koninklijke Vopak NV	454	19,183
NN Group NV	1,802	79,155
NXP Semiconductors NV*	2,062	233,810
QIAGEN NV*	1,224	38,658
Randstad Holding NV	752	46,311
Royal Dutch Shell PLC, Class A	26,364	840,555
Royal Dutch Shell PLC, Class B	23,243	750,793
Wolters Kluwer NV	1,810	93,768

		4,047,354

New Zealand — 0.1%
Auckland International Airport Ltd.	6,995	30,503
Fisher & Paykel Healthcare Corp. Ltd.	3,318	29,709
Fletcher Building Ltd.	4,012	19,031
Mercury NZ Ltd.	4,350	9,782
Meridian Energy Ltd.	7,601	15,066
Ryman Healthcare Ltd.	2,759	19,782
Spark New Zealand Ltd.	10,847	26,838

		150,711

Norway — 0.5%
DNB ASA	5,749	104,829
Gjensidige Forsikring ASA	1,185	21,480
Marine Harvest ASA*	2,936	51,666
Norsk Hydro ASA	8,315	56,520
Orkla ASA	5,072	50,845
Schibsted ASA, Class B	443	11,022
Statoil ASA	7,791	156,205
Telenor ASA	4,438	99,435
Yara International ASA	1,099	48,864

		600,866

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	1,208	16,900
Credicorp Ltd.	339	71,539
Southern Copper Corp.	467	19,637

		108,076

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	11,617	16,180
Aboitiz Power Corp.	24,400	19,055
Alliance Global Group, Inc.*	18,300	5,695
Ayala Corp.	1,920	38,965
Ayala Land, Inc.	46,400	39,513
Bank of the Philippine Islands	2,440	4,995
BDO Unibank, Inc.	13,010	37,793
DMCI Holdings, Inc.	18,200	5,446
GT Capital Holdings, Inc.	455	10,411
International Container Terminal Services, Inc.	5,330	11,231
JG Summit Holdings, Inc.	14,750	20,191
Jollibee Foods Corp.	5,260	25,494
Manila Electric Co.	1,310	8,210
Megaworld Corp.	69,400	7,374

	Number of Shares	Value
Philippines (Continued)
Metro Pacific Investments Corp.	108,800	$14,504
Metropolitan Bank & Trust Co.	1,010	1,925
PLDT, Inc.	870	25,636
Robinsons Land Corp.	9,800	4,465
Security Bank Corp.	710	3,532
SM Investments Corp.	1,625	31,362
SM Prime Holdings, Inc.	65,200	47,090
Universal Robina Corp.	6,190	16,380

		395,447

Poland — 0.3%
Alior Bank SA*	1,100	22,455
Bank Pekao SA	978	35,467
Bank Zachodni WBK SA	230	24,111
CD Projekt SA	391	11,244
Cyfrowy Polsat SA	1,191	8,412
Dino Polska SA, 144A*	285	5,882
Grupa Azoty SA	270	5,454
Grupa Lotos SA	556	8,870
KGHM Polska Miedz SA	785	23,753
LPP SA	3	6,948
mBank SA*	89	11,851
Orange Polska SA*	3,950	6,099
PGE Polska Grupa Energetyczna SA*	5,185	17,526
PLAY Communications SA, 144A*	664	6,795
Polski Koncern Naftowy ORLEN SA	1,781	55,909
Polskie Gornictwo Naftowe i Gazownictwo SA	15,825	27,036
Powszechna Kasa Oszczednosci Bank Polski SA*	5,387	64,561
Powszechny Zaklad Ubezpieczen SA	4,312	54,292
Synthos SA	3,177	4,276
Tauron Polska Energia SA*	6,318	5,549

		406,490

Portugal — 0.1%
EDP — Energias de Portugal SA	14,215	49,827
Galp Energia SGPS SA	3,315	62,559
Jeronimo Martins SGPS SA	1,389	27,279

		139,665

Qatar — 0.1%
Barwa Real Estate Co.	1,853	14,249
Commercial Bank QSC*	1,194	8,821
Doha Bank QPSC	915	6,461
Ezdan Holding Group QSC	6,211	13,646
Industries Qatar QSC	1,225	29,857
Masraf Al Rayan QSC	2,332	21,743
Qatar Electricity & Water Co. QSC	382	16,996
Qatar Gas Transport Co. Ltd.	1,637	6,227
Qatar Insurance Co. SAQ	811	8,263
Qatar Islamic Bank SAQ	357	8,925
Qatar National Bank QPSC	1,376	44,213

		179,401

Romania — 0.0%
NEPI Rockcastle PLC	2,636	41,007

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Russia — 0.7%
Alrosa PJSC	15,960	$21,259
Gazprom PJSC	64,459	145,711
Inter RAO UES PJSC	89,451	5,639
LUKOIL PJSC	1,989	112,022
Magnit PJSC, GDR	2,073	54,769
Magnitogorsk Iron & Steel Works PJSC	12,994	9,764
MMC Norilsk Nickel PJSC	351	59,296
Mobile TeleSystems PJSC, ADR	3,015	31,266
Moscow Exchange MICEX-RTS PJSC	8,467	17,996
Novatek PJSC, GDR	561	63,561
Novolipetsk Steel PJSC	7,208	16,306
PhosAgro PJSC, GDR	658	9,870
Polyus PJSC	155	13,024
RusHydro PJSC	323,671	4,507
Sberbank of Russia PJSC	64,242	246,539
Severstal PJSC	1,301	20,563
Surgutneftegas OJSC	44,210	20,797
Tatneft PJSC	7,134	55,732

		908,621

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	16,000	31,321
CapitaLand Commercial Trust REIT	17,107	23,975
CapitaLand Ltd.	14,857	38,889
CapitaLand Mall Trust REIT	16,291	24,764
ComfortDelGro Corp. Ltd.	14,900	22,097
DBS Group Holdings Ltd.	10,600	192,020
Genting Singapore PLC	44,200	43,590
Global Logistic Properties Ltd.	18,400	45,707
Golden Agri-Resources Ltd.	42,593	11,686
Jardine Cycle & Carriage Ltd.	400	11,829
Keppel Corp. Ltd.	8,900	50,354
Oversea-Chinese Banking Corp. Ltd.	18,600	171,711
Sembcorp Industries Ltd.	5,800	13,117
Singapore Airlines Ltd.	3,200	25,484
Singapore Exchange Ltd.	5,193	28,880
Singapore Press Holdings Ltd. (b)	15,300	31,312
Singapore Technologies Engineering Ltd.	9,530	23,037
Singapore Telecommunications Ltd.	48,400	133,866
StarHub Ltd.	4,400	9,299
Suntec Real Estate Investment Trust REIT	10,628	16,077
United Overseas Bank Ltd.	7,922	153,905
UOL Group Ltd.	3,800	25,078
Wilmar International Ltd.	9,500	21,978

		1,149,976

South Africa — 1.7%
Anglo American Platinum Ltd.*	541	14,364
AngloGold Ashanti Ltd.	3,041	31,663
Aspen Pharmacare Holdings Ltd.	2,190	48,782
Barclays Africa Group Ltd.	4,090	47,052
Bid Corp. Ltd.	1,840	39,581
Bidvest Group Ltd.	2,001	27,919
Capitec Bank Holdings Ltd.	292	20,967
Coronation Fund Managers Ltd. (b)	1,370	7,222
Discovery Ltd.	1,653	19,852

	Number of Shares	Value
South Africa (Continued)
Exxaro Resources Ltd.	1,673	$17,985
FirstRand Ltd.	21,369	87,797
Fortress REIT Ltd., Class A REIT	4,078	5,129
Fortress REIT Ltd., Class B REIT	4,803	14,761
Foschini Group Ltd.	1,379	15,886
Gold Fields Ltd.	5,277	22,389
Growthpoint Properties Ltd. REIT	12,608	22,982
Hyprop Investments Ltd. REIT	1,401	10,956
Imperial Holdings Ltd.	935	15,494
Investec Ltd.	1,003	6,950
Investec PLC	4,005	28,002
Kumba Iron Ore Ltd.	375	8,894
Liberty Holdings Ltd.	506	4,285
Life Healthcare Group Holdings Ltd.	6,266	11,929
Mediclinic International PLC (b)	2,004	15,326
MMI Holdings Ltd.	5,675	8,309
Mondi Ltd.	760	18,014
Mondi PLC	2,231	53,284
Mr Price Group Ltd. (b)	1,333	20,217
MTN Group Ltd.	9,939	93,679
Naspers Ltd., Class N	2,619	704,201
Nedbank Group Ltd.	1,395	23,526
Netcare Ltd.	6,148	10,086
Pick n Pay Stores Ltd.	908	4,214
Pioneer Foods Group Ltd.	778	7,431
PSG Group Ltd.	477	10,083
Rand Merchant Investment Holdings Ltd.	3,024	9,353
Redefine Properties Ltd. REIT	30,629	22,600
Remgro Ltd.	3,146	49,088
Resilient REIT Ltd. REIT	1,730	18,457
RMB Holdings Ltd.	3,848	18,776
Sanlam Ltd.	7,890	45,022
Sappi Ltd.	4,072	28,885
Sasol Ltd.	3,783	118,607
Shoprite Holdings Ltd.	3,126	51,933
Sibanye Gold Ltd.	15,608	21,361
SPAR Group Ltd. (b)	936	12,953
Standard Bank Group Ltd.	8,440	106,462
Steinhoff International Holdings NV	19,785	81,160
Telkom SA SOC Ltd. (b)	1,010	3,650
Tiger Brands Ltd.	1,121	34,122
Truworths International Ltd.	2,391	13,950
Vodacom Group Ltd. (b)	3,474	36,744
Woolworths Holdings Ltd.	5,799	24,524

		2,196,858

South Korea — 3.6%
Amorepacific Corp.	199	56,504
AMOREPACIFIC Group	191	25,888
BGF retail Co. Ltd. (c)	168	12,211
BNK Financial Group, Inc.	1,663	14,533
Celltrion Healthcare Co. Ltd.*	199	15,946
Celltrion, Inc.*	478	87,891
Cheil Worldwide, Inc.	440	8,127
CJ CheilJedang Corp.	47	17,319
CJ Corp.	100	17,965
CJ E&M Corp.	180	14,225

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
CJ Logistics Corp.*	54	$7,542
Coway Co. Ltd.	345	30,402
Daelim Industrial Co. Ltd.	185	14,059
Daewoo Engineering & Construction Co. Ltd.*	748	3,856
DB Insurance Co. Ltd.	264	16,618
DGB Financial Group, Inc.	1,034	9,482
Dongsuh Cos., Inc.	85	2,331
Doosan Bobcat, Inc.	220	7,187
Doosan Heavy Industries & Construction Co. Ltd.	327	4,928
E-MART, Inc.	125	31,415
GS Engineering & Construction Corp.*	462	11,569
GS Holdings Corp.	256	14,373
GS Retail Co. Ltd.	248	9,002
Hana Financial Group, Inc.	1,846	80,489
Hankook Tire Co. Ltd.	465	22,903
Hanmi Pharm. Co. Ltd.*	37	19,346
Hanmi Science Co. Ltd.*	84	8,799
Hanon Systems	1,119	13,573
Hanssem Co. Ltd.	89	15,007
Hanwha Chemical Corp.	645	17,336
Hanwha Corp.	276	10,525
Hanwha Life Insurance Co. Ltd.	1,637	11,222
Hanwha Techwin Co. Ltd.*	231	7,482
Hotel Shilla Co. Ltd.	264	20,547
Hyosung Corp.	144	17,864
Hyundai Department Store Co. Ltd.	93	8,358
Hyundai Development Co.-Engineering & Construction	373	14,190
Hyundai Engineering & Construction Co. Ltd.	370	11,917
Hyundai Glovis Co. Ltd.	112	15,077
Hyundai Heavy Industries Co. Ltd.*	205	27,880
Hyundai Marine & Fire Insurance Co. Ltd.	375	14,955
Hyundai Mobis Co. Ltd.	405	101,785
Hyundai Motor Co.	908	137,253
Hyundai Robotics Co. Ltd.*	65	23,832
Hyundai Steel Co.	544	29,993
Hyundai Wia Corp.	172	10,700
ING Life Insurance Korea Ltd., 144A	191	9,513
Kakao Corp.	200	25,086
Kangwon Land, Inc.	705	24,067
KB Financial Group, Inc.	2,476	136,285
KCC Corp.	35	12,398
KEPCO Plant Service & Engineering Co. Ltd.	195	6,755
Kia Motors Corp.	1,586	49,041
Korea Aerospace Industries Ltd.	457	21,039
Korea Electric Power Corp.	1,373	47,312
Korea Gas Corp.*	165	6,709
Korea Investment Holdings Co. Ltd.	278	17,422
Korea Zinc Co. Ltd.	51	22,799
Korean Air Lines Co. Ltd.*	272	7,836
KT Corp.	166	4,645
KT&G Corp.	670	75,111
Kumho Petrochemical Co. Ltd.	193	15,855

	Number of Shares	Value
South Korea (Continued)
LG Chem Ltd.	275	$105,502
LG Corp.	432	36,124
LG Display Co. Ltd.	1,345	38,190
LG Electronics, Inc.	648	53,591
LG Household & Health Care Ltd.	56	60,361
LG Innotek Co. Ltd.	161	23,819
Lotte Chemical Corp.	95	31,252
Lotte Corp.	176	9,946
Lotte Shopping Co. Ltd.	78	15,052
Medy-Tox, Inc.	35	14,987
Mirae Asset Daewoo Co. Ltd.	1,031	9,711
NAVER Corp.	172	126,442
NCSoft Corp.	104	41,715
Netmarble Games Corp., 144A*	101	15,685
NH Investment & Securities Co. Ltd.	844	10,548
OCI Co. Ltd.	100	11,165
Orion Corp.*	158	16,624
Ottogi Corp.	8	5,837
Pan Ocean Co. Ltd.*	1,287	6,504
POSCO	470	144,682
Posco Daewoo Corp.	277	4,722
S-1 Corp.	101	9,281
Samsung Biologics Co. Ltd., 144A*	98	30,843
Samsung C&T Corp.	470	57,009
Samsung Card Co. Ltd.	285	10,004
Samsung Electro-Mechanics Co. Ltd.	372	34,183
Samsung Electronics Co. Ltd.	583	1,360,735
Samsung Fire & Marine Insurance Co. Ltd.	187	44,677
Samsung Heavy Industries Co. Ltd.*	742	8,148
Samsung Life Insurance Co. Ltd.	430	50,577
Samsung SDI Co. Ltd.	354	68,962
Samsung SDS Co. Ltd.	221	38,179
Samsung Securities Co. Ltd.	279	9,332
Shinhan Financial Group Co. Ltd.	2,609	116,035
Shinsegae Inc.	52	13,714
SK Holdings Co. Ltd.	191	51,249
SK Hynix, Inc.	3,435	242,415
SK Innovation Co. Ltd.	367	69,640
SK Networks Co. Ltd.	822	4,872
SK Telecom Co. Ltd.	96	23,289
S-Oil Corp.	288	31,625
Woori Bank	1,873	27,882
Yuhan Corp.	54	10,917

		4,652,306

Spain — 2.3%
Abertis Infraestructuras SA	3,642	81,322
ACS Actividades de Construccion y Servicios SA	1,506	58,257
Aena SME SA, 144A	401	79,779
Amadeus IT Group SA	2,518	181,531
Banco Bilbao Vizcaya Argentaria SA	39,934	341,371
Banco de Sabadell SA	31,319	62,999
Banco Santander SA	96,058	645,181
Bankia SA	5,991	28,780
Bankinter SA	4,037	38,954

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Spain (Continued)
CaixaBank SA	21,240	$100,947
Enagas SA	1,348	39,558
Endesa SA	1,904	42,458
Ferrovial SA	2,713	59,723
Gas Natural SDG SA	2,098	46,896
Grifols SA (b)	1,854	54,087
Iberdrola SA	33,722	267,798
Industria de Diseno Textil SA	6,965	246,547
Mapfre SA	7,906	26,593
Red Electrica Corp. SA	3,175	71,802
Repsol SA	7,434	136,441
Siemens Gamesa Renewable Energy SA	1,440	18,031
Telefonica SA	27,118	277,745

		2,906,800

Sweden — 1.8%
Alfa Laval AB	1,582	37,382
Assa Abloy AB, Class B	6,026	122,162
Atlas Copco AB, Class A	4,143	177,975
Atlas Copco AB, Class B	2,245	86,250
Boliden AB	1,755	55,495
Electrolux AB, Series B	1,531	50,845
Essity AB, Class B*	3,791	110,094
Getinge AB, Class B (b)	1,392	25,043
Hennes & Mauritz AB, Class B	5,708	134,399
Hexagon AB, Class B	1,496	73,487
Husqvarna AB, Class B	2,505	22,848
ICA Gruppen AB (b)	454	16,422
Industrivarden AB, Class C	1,016	24,760
Investor AB, Class B	2,680	125,148
Kinnevik AB, Class B	1,386	44,440
L E Lundbergforetagen AB, Class B	235	17,237
Lundin Petroleum AB*	1,072	24,665
Nordea Bank AB	17,983	210,744
Sandvik AB	6,487	111,359
Securitas AB, Class B	1,870	32,839
Skandinaviska Enskilda Banken AB, Class A	8,744	103,830
Skanska AB, Class B	2,053	45,028
SKF AB, Class B	2,297	51,917
Svenska Handelsbanken AB, Class A	8,939	122,163
Swedbank AB, Class A	5,352	127,807
Swedish Match AB	1,128	42,662
Tele2 AB, Class B	1,814	23,209
Telefonaktiebolaget LM Ericsson, Class B	18,757	117,974
Telia Co. AB	11,526	50,574
Volvo AB, Class B	9,395	178,675

		2,367,433

Switzerland — 5.9%
ABB Ltd.	11,725	300,232
Adecco Group AG	998	75,478
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	17,733
Cie Financiere Richemont SA	3,092	266,218
Clariant AG*	1,351	36,805
Coca-Cola HBC AG*	1,438	46,071

	Number of Shares	Value
Switzerland (Continued)
Credit Suisse Group AG*	14,469	$245,035
Dufry AG*	187	26,917
EMS-Chemie Holding AG	58	38,676
Ferguson PLC	1,569	113,098
Geberit AG	265	115,240
Givaudan SA	58	131,948
Glencore PLC*	76,933	353,332
Julius Baer Group Ltd.*	1,373	80,670
Kuehne + Nagel International AG	272	47,778
LafargeHolcim Ltd.*	2,824	154,441
Lonza Group AG*	376	98,266
Nestle SA	18,880	1,616,915
Novartis AG	13,258	1,134,763
Pargesa Holding SA	276	23,707
Partners Group Holding AG	103	70,778
Roche Holding AG	4,170	1,052,090
Schindler Holding AG	19	4,228
Schindler Holding AG Participation Certificates	260	58,726
SGS SA	38	93,943
Sika AG	12	92,706
Sonova Holding AG	311	49,539
STMicroelectronics NV	3,812	86,389
Straumann Holding AG	62	46,134
Swatch Group AG — Bearer	194	70,737
Swatch Group AG — Registered	269	19,032
Swiss Life Holding AG*	160	53,705
Swiss Prime Site AG*	528	45,514
Swiss Re AG	1,939	181,729
Swisscom AG	159	83,884
UBS Group AG*	21,645	373,823
Vifor Pharma AG	176	22,167
Zurich Insurance Group AG	904	273,107

		7,601,554

Taiwan — 2.8%
Acer, Inc.*	22,916	15,662
Advanced Semiconductor Engineering, Inc.	39,015	50,535
Advantech Co. Ltd.	2,031	13,543
Airtac International Group	1,000	17,037
Asia Cement Corp.	14,010	13,009
Asustek Computer, Inc.	3,980	36,623
AU Optronics Corp.	57,863	24,597
Catcher Technology Co. Ltd.	3,898	41,977
Cathay Financial Holding Co. Ltd.	45,155	77,833
Chailease Holding Co. Ltd.	5,819	16,879
Chang Hwa Commercial Bank Ltd.	25,262	13,686
Cheng Shin Rubber Industry Co. Ltd.	12,063	20,672
Chicony Electronics Co. Ltd.	2,955	7,842
China Development Financial Holding Corp.	75,739	23,736
China Life Insurance Co. Ltd.	9,280	8,740
China Steel Corp.	73,698	60,199
Chunghwa Telecom Co. Ltd.	22,628	78,082
Compal Electronics, Inc.	28,370	19,627
CTBC Financial Holding Co. Ltd.	112,852	75,250

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Delta Electronics, Inc.	11,993	$54,579
E.Sun Financial Holding Co. Ltd.	59,604	36,863
Eclat Textile Co. Ltd.	1,656	14,824
Eva Airways Corp.	11,975	6,029
Far Eastern New Century Corp.	19,960	17,003
Far EasTone Telecommunications Co. Ltd.	11,629	27,721
First Financial Holding Co. Ltd.	63,903	41,013
Formosa Chemicals & Fibre Corp.	17,559	53,273
Formosa Petrochemical Corp.	8,784	31,043
Formosa Plastics Corp.	24,524	74,077
Foxconn Technology Co. Ltd.	5,600	15,571
Fubon Financial Holding Co. Ltd.	34,724	56,785
General Interface Solution Holding Ltd.	1,096	8,642
Giant Manufacturing Co. Ltd.	2,496	12,483
Globalwafers Co. Ltd.	1,169	15,726
Hiwin Technologies Corp.	954	10,512
Hon Hai Precision Industry Co. Ltd.	93,201	310,732
Hotai Motor Co. Ltd.	1,470	17,006
HTC Corp.*	5,742	12,903
Hua Nan Financial Holdings Co. Ltd.	52,746	28,928
Innolux Corp.	58,095	25,373
Inventec Corp.	18,389	13,795
Largan Precision Co. Ltd.	710	121,671
Lite-On Technology Corp.	12,237	15,034
Macronix International*	10,000	15,803
MediaTek, Inc.	10,186	110,710
Mega Financial Holding Co. Ltd.	67,651	53,342
Nan Ya Plastics Corp.	29,285	73,813
Nanya Technology Corp.	3,451	8,951
Nien Made Enterprise Co. Ltd.	1,193	10,938
Novatek Microelectronics Corp.	3,429	13,090
Pegatron Corp.	12,747	29,027
Phison Electronics Corp.	1,014	10,277
Pou Chen Corp.	15,041	18,053
Powertech Technology, Inc.	2,135	6,477
President Chain Store Corp.	3,225	30,536
Quanta Computer, Inc.	15,720	32,232
Realtek Semiconductor Corp.	2,143	7,966
Ruentex Development Co. Ltd.*	5,580	5,804
Shin Kong Financial Holding Co. Ltd.	48,825	16,685
Siliconware Precision Industries Co. Ltd.	17,061	28,441
SinoPac Financial Holdings Co. Ltd.	64,908	20,190
Standard Foods Corp.	3,629	9,086
Synnex Technology International Corp.	7,902	10,696
TaiMed Biologics, Inc.*	783	4,790
Taishin Financial Holding Co. Ltd.	55,001	24,755
Taiwan Business Bank	22,755	6,274
Taiwan Cement Corp.	26,000	29,083
Taiwan Cooperative Financial Holding Co. Ltd.	62,808	34,237
Taiwan High Speed Rail Corp.	10,469	8,377
Taiwan Mobile Co. Ltd.	9,571	34,303
Taiwan Semiconductor Manufacturing Co. Ltd.	146,936	1,107,139
Teco Electric and Machinery Co. Ltd.	9,906	9,710
Uni-President Enterprises Corp.	32,439	68,893

	Number of Shares	Value
Taiwan (Continued)
United Microelectronics Corp.	91,175	$46,509
Vanguard International Semiconductor Corp.	6,403	15,242
Wistron Corp.	11,448	8,817
WPG Holdings Ltd.	8,794	11,933
Yageo Corp.	1,000	11,202
Yuanta Financial Holding Co. Ltd.	74,615	34,579
Zhen Ding Technology Holding Ltd.	2,849	6,962

		3,612,037

Thailand — 0.5%
Advanced Info Service PCL, NVDR	5,300	28,317
Airports of Thailand PCL, NVDR	25,900	49,365
Bangkok Dusit Medical Services PCL, NVDR	400	261
Bangkok Expressway & Metro PCL, NVDR	19,900	4,844
Berli Jucker PCL, NVDR	7,700	13,674
Central Pattana PCL, NVDR	800	1,972
Charoen Pokphand Foods PCL, NVDR	15,700	11,345
CP ALL PCL, NVDR	29,200	65,266
Electricity Generating PCL, NVDR	200	1,317
Home Product Center PCL, NVDR	100	39
Indorama Ventures PCL, NVDR	18,100	27,156
IRPC PCL, NVDR	208,852	39,647
Kasikornbank PCL, NVDR	15,100	104,951
KCE Electronics PCL, NVDR	1,300	3,284
Krung Thai Bank PCL, NVDR	26,500	15,660
Minor International PCL, NVDR	5,700	7,592
PTT Exploration & Production PCL, NVDR	8,800	24,587
PTT Global Chemical PCL, NVDR	7,900	19,230
PTT PCL, NVDR	7,100	89,565
Robinson PCL, NVDR	700	1,586
Siam Cement PCL	700	10,202
Siam Commercial Bank PCL, NVDR	10,400	48,561
Thai Oil PCL, NVDR	10,400	29,614
True Corp. PCL, NVDR*	26,400	4,607

		602,642

Turkey — 0.3%
Akbank TAS	12,935	29,696
Anadolu Efes Biracilik Ve Malt Sanayii AS	832	4,963
Arcelik AS	1,732	8,762
Aselsan Elektronik Sanayi Ve Ticaret AS	1,203	10,230
BIM Birlesik Magazalar AS	1,256	23,206
Coca-Cola Icecek AS	459	4,105
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	26,132	16,416
Ford Otomotiv Sanayi AS	291	4,091
Haci Omer Sabanci Holding AS	7,418	19,265
KOC Holding AS	5,060	21,308
Petkim Petrokimya Holding AS	4,060	6,760
TAV Havalimanlari Holding AS	1,870	9,322
Tofas Turk Otomobil Fabrikasi AS	1,858	14,804
Tupras Turkiye Petrol Rafinerileri AS	1,028	31,817
Turk Hava Yollari AO*	6,459	20,222
Turk Telekomunikasyon AS*	3,155	4,584

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turkcell Iletisim Hizmetleri AS	5,846	$22,707
Turkiye Garanti Bankasi AS	13,949	34,232
Turkiye Halk Bankasi AS	5,761	13,064
Turkiye Is Bankasi, Class C	10,269	16,180
Turkiye Sise ve Cam Fabrikalari AS	10,194	10,908
Ulker Biskuvi Sanayi AS	925	4,294

		330,936

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	9,308	17,866
Aldar Properties PJSC	5,854	3,506
DAMAC Properties Dubai Co. PJSC	10,910	10,248
DP World Ltd.	1,062	25,541
Dubai Investments PJSC	8,653	5,795
Dubai Islamic Bank PJSC	2,155	3,538
DXB Entertainments PJSC*	19,227	3,455
Emaar Malls PJSC	9,402	5,503
Emaar Properties PJSC	17,711	36,406
Emirates Telecommunications Group Co. PJSC	10,463	46,717
First Abu Dhabi Bank PJSC	4,458	12,259

		170,834

United Kingdom — 10.4%
3i Group PLC	5,779	70,417
Admiral Group PLC	1,398	36,357
Anglo American PLC	7,890	145,010
Ashtead Group PLC	2,985	76,661
Associated British Foods PLC	2,131	84,960
AstraZeneca PLC	7,550	487,759
Auto Trader Group PLC, 144A	6,498	29,554
Aviva PLC	24,297	167,910
Babcock International Group PLC	1,552	14,629
BAE Systems PLC	19,279	143,922
Barclays PLC	101,230	264,907
Barratt Developments PLC	6,185	50,689
Berkeley Group Holdings PLC	755	38,964
BP PLC	116,507	770,642
British American Tobacco PLC	13,711	869,465
British Land Co. PLC REIT	5,736	48,794
BT Group PLC	50,342	177,558
Bunzl PLC	2,063	59,008
Burberry Group PLC	2,525	58,598
Capita PLC	3,878	24,466
Centrica PLC	33,322	65,163
CNH Industrial NV	6,585	85,275
Cobham PLC*	12,553	21,560
Coca-Cola European Partners PLC	314	12,243
Compass Group PLC	9,347	189,486
ConvaTec Group PLC, 144A	7,101	18,631
Croda International PLC	777	44,901
Diageo PLC	15,057	523,023
Direct Line Insurance Group PLC	8,191	40,521
easyJet PLC	1,207	22,951
Experian PLC	5,664	117,810
Fiat Chrysler Automobiles NV*	5,757	98,810
G4S PLC	9,287	32,228

	Number of Shares	Value
United Kingdom (Continued)
GKN PLC	10,655	$44,685
GlaxoSmithKline PLC	29,367	508,163
Hammerson PLC REIT	4,443	31,215
Hargreaves Lansdown PLC	1,720	37,264
HSBC Holdings PLC	118,569	1,176,983
IMI PLC	1,770	30,065
Imperial Brands PLC	5,736	237,723
InterContinental Hotels Group PLC	1,124	66,109
International Consolidated Airlines Group SA	3,861	31,921
Intertek Group PLC	929	65,708
ITV PLC	22,413	48,468
J Sainsbury PLC	10,506	33,006
John Wood Group PLC	3,872	37,886
Johnson Matthey PLC	1,278	52,387
Kingfisher PLC	13,856	62,587
Land Securities Group PLC REIT	4,435	56,020
Legal & General Group PLC	35,530	128,391
Lloyds Banking Group PLC	402,118	358,922
London Stock Exchange Group PLC	1,959	100,118
Marks & Spencer Group PLC	9,354	39,621
Meggitt PLC	4,916	32,205
Merlin Entertainments PLC, 144A	3,659	17,413
Micro Focus International PLC	2,516	84,691
National Grid PLC	20,216	241,959
Next PLC	871	52,736
Old Mutual PLC	30,747	82,041
Pearson PLC	4,911	47,023
Persimmon PLC	1,856	63,755
Prudential PLC	15,384	386,769
Reckitt Benckiser Group PLC	3,902	342,269
RELX NV	5,776	132,238
RELX PLC	6,308	147,414
Rio Tinto Ltd.	2,518	135,133
Rio Tinto PLC	7,391	349,994
Rolls-Royce Holdings PLC*	9,902	114,764
Rolls-Royce Holdings PLC — Entitlement*	440,726	596
Royal Bank of Scotland Group PLC*	21,826	81,645
Royal Mail PLC	4,356	26,032
RSA Insurance Group PLC	6,583	54,174
Sage Group PLC	6,457	67,632
Schroders PLC	719	33,547
Segro PLC REIT	5,074	37,638
Severn Trent PLC	1,405	39,883
Sky PLC*	6,174	78,195
Smith & Nephew PLC	5,063	89,698
Smiths Group PLC	2,517	50,481
SSE PLC	6,050	112,011
St James’s Place PLC	3,314	54,409
Standard Chartered PLC*	19,646	196,186
Standard Life Aberdeen PLC	15,847	92,198
Taylor Wimpey PLC	19,662	51,985
Tesco PLC	48,920	128,382
Travis Perkins PLC	1,471	32,009
Unilever NV	9,751	561,562
Unilever PLC	7,667	431,757

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
United Utilities Group PLC	4,082	$45,295
Vodafone Group PLC	159,290	483,193
Weir Group PLC	1,409	37,386
Whitbread PLC	1,113	53,706
Wm Morrison Supermarkets PLC	12,359	36,153
Worldpay Group PLC, 144A	7,877	44,955
WPP PLC	7,455	131,773

		13,322,999

United States (e) — 0.3%
Carnival PLC	1,122	72,319
Nexteer Automotive Group Ltd.*	5,000	10,755
Shire PLC	5,397	267,248
Valeant Pharmaceuticals International, Inc.*	1,947	32,793

		383,115

TOTAL COMMON STOCKS (Cost $107,125,405)		122,806,580

PREFERRED STOCKS — 1.2%
Brazil — 0.6%
Banco Bradesco SA	18,586	185,380
Braskem SA, Class A*	1,203	16,685
Cia Brasileira de Distribuicao*	813	17,385
Cia Energetica de Minas Gerais	4,682	9,440
Gerdau SA	6,209	21,016
Itau Unibanco Holding SA	19,232	242,467
Itausa — Investimentos Itau SA	23,216	73,617
Lojas Americanas SA	3,755	17,012
Petroleo Brasileiro SA*	22,786	107,058
Telefonica Brasil SA	2,380	34,521

		724,581

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	572	30,921

Colombia — 0.0%
Bancolombia SA	3,315	32,090
Grupo Aval Acciones y Valores SA	24,697	10,111
Grupo de Inversiones Suramericana SA	15	188

		42,389

	Number of Shares	Value
Germany — 0.4%
Bayerische Motoren Werke AG	292	$25,267
FUCHS PETROLUB SE	465	24,436
Henkel AG & Co. KGaA	1,020	138,402
Porsche Automobil Holding SE	945	79,072
Schaeffler AG	1,126	19,641
Volkswagen AG	1,110	235,302

		522,120

Russia — 0.0%
Surgutneftegas OJSC	42,890	20,829
Transneft PJSC	3	9,134

		29,963

South Korea — 0.2%
Amorepacific Corp.	82	12,584
Hyundai Motor Co.	166	14,872
Hyundai Motor Co. — 2nd Preferred	194	19,342
LG Chem Ltd.	46	10,546
Samsung Electronics Co. Ltd.	108	208,011

		265,355

TOTAL PREFERRED STOCKS (Cost $1,273,569)		1,615,329

RIGHTS — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(c) (Cost $0)	1,495	0

SECURITIES LENDING COLLATERAL — 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (f)(g) (Cost $1,215,429)	1,215,429	1,215,429

TOTAL INVESTMENTS — 97.6% (Cost $109,614,403)		$125,637,338
Other assets and liabilities, net — 2.4%		2,971,896

NET ASSETS — 100.0%		$128,609,234

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $834,231, which is 0.6% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	195,941	32,114	(10,557)	(8,283)	24,336	—	233,551

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index	USD	9	$902,948	$908,640	12/15/2017	$5,692
E-mini MSCI Emerging Markets Index Futures	USD	4	222,795	224,000	12/15/2017	1,205
MINI S&P/TSX 60 Futures	CAD	2	73,506	73,728	12/14/2017	226
SGX NIFTY 50 Futures	USD	124	2,590,360	2,548,944	12/28/2017	(41,416)

Total net unrealized depreciation						$(34,293)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	AED	17,700	USD	4,818	$—	$(1)
Goldman Sachs & Co.	12/5/2017	AED	530,300	USD	144,368	—	(9)
Goldman Sachs & Co.	12/5/2017	AUD	386,000	USD	295,852	3,888	—
Goldman Sachs & Co.	12/5/2017	AUD	300,000	USD	227,597	682	—
Goldman Sachs & Co.	12/5/2017	AUD	978,000	USD	749,615	9,873	—
JP Morgan & Chase Co.	12/5/2017	AUD	5,345,800	USD	4,097,326	53,854	—
RBC Capital Markets	12/5/2017	AUD	1,097,500	USD	841,205	11,075	—
Goldman Sachs & Co.	12/5/2017	BRL	235,200	USD	70,758	—	(1,053)
Goldman Sachs & Co.	12/5/2017	BRL	218,000	USD	66,364	—	(195)
Goldman Sachs & Co.	12/5/2017	BRL	6,836,700	USD	2,081,029	—	(6,341)
Goldman Sachs & Co.	12/5/2017	CAD	434,000	USD	336,748	322	—
Goldman Sachs & Co.	12/5/2017	CAD	9,165,000	USD	7,111,437	6,960	—
Goldman Sachs & Co.	12/5/2017	CAD	356,100	USD	279,200	3,160	—
RBC Capital Markets	12/5/2017	CAD	1,084,300	USD	841,368	846	—
Goldman Sachs & Co.	12/5/2017	CHF	6,123,500	USD	6,155,756	—	(71,972)
Goldman Sachs & Co.	12/5/2017	CHF	153,000	USD	153,806	—	(1,798)
Goldman Sachs & Co.	12/5/2017	CHF	228,500	USD	230,102	—	(2,287)
RBC Capital Markets	12/5/2017	CHF	578,100	USD	581,119	—	(6,821)
Goldman Sachs & Co.	12/5/2017	CLP	14,540,000	USD	22,837	376	—
Goldman Sachs & Co.	12/5/2017	CLP	213,875,600	USD	336,227	5,835	—
Goldman Sachs & Co.	12/5/2017	CLP	7,613,900	USD	12,076	314	—
Goldman Sachs & Co.	12/5/2017	COP	12,024,300	USD	3,987	3	—
Goldman Sachs & Co.	12/5/2017	COP	360,728,300	USD	118,204	—	(1,319)
Goldman Sachs & Co.	12/5/2017	CZK	1,401,900	USD	63,743	—	(1,667)
Goldman Sachs & Co.	12/5/2017	CZK	46,700	USD	2,151	—	(28)
Goldman Sachs & Co.	12/5/2017	DKK	10,518,900	USD	1,649,758	—	(33,094)

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	DKK	364,300	USD	57,670	$—	$(612)
Goldman Sachs & Co.	12/5/2017	DKK	410,000	USD	64,302	—	(1,292)
Goldman Sachs & Co.	12/5/2017	EUR	809,600	USD	953,624	—	(10,366)
Goldman Sachs & Co.	12/5/2017	EUR	9,041,600	USD	10,550,110	—	(215,716)
Goldman Sachs & Co.	12/5/2017	EUR	910,000	USD	1,061,914	—	(21,623)
JP Morgan & Chase Co.	12/5/2017	EUR	12,778,400	USD	14,911,349	—	(303,881)
RBC Capital Markets	12/5/2017	EUR	1,558,600	USD	1,818,670	—	(37,154)
Goldman Sachs & Co.	12/5/2017	GBP	3,883,800	USD	5,161,803	—	(91,818)
Goldman Sachs & Co.	12/5/2017	GBP	354,000	USD	470,502	—	(8,354)
Goldman Sachs & Co.	12/5/2017	GBP	420,000	USD	554,161	—	(13,973)
JP Morgan & Chase Co.	12/5/2017	GBP	6,882,600	USD	9,147,806	—	(162,296)
RBC Capital Markets	12/5/2017	GBP	395,400	USD	525,522	—	(9,336)
Goldman Sachs & Co.	12/5/2017	HKD	2,479,400	USD	317,560	80	—
Goldman Sachs & Co.	12/5/2017	HKD	3,228,000	USD	413,922	586	—
Goldman Sachs & Co.	12/5/2017	HKD	33,450,300	USD	4,289,325	6,119	—
JP Morgan & Chase Co.	12/5/2017	HKD	36,041,200	USD	4,621,482	6,520	—
RBC Capital Markets	12/5/2017	HKD	1,662,800	USD	213,217	301	—
Goldman Sachs & Co.	12/5/2017	HUF	6,170,200	USD	23,107	—	(357)
Goldman Sachs & Co.	12/5/2017	HUF	801,100	USD	3,025	—	(22)
JP Morgan & Chase Co.	12/5/2017	HUF	17,863,500	USD	66,893	—	(1,040)
Goldman Sachs & Co.	12/5/2017	ILS	27,600	USD	7,853	—	(45)
Goldman Sachs & Co.	12/5/2017	ILS	828,100	USD	235,436	—	(1,534)
Goldman Sachs & Co.	12/5/2017	JPY	147,850,000	USD	1,302,903	—	(11,211)
Goldman Sachs & Co.	12/5/2017	JPY	86,528,000	USD	765,779	—	(3,295)
Goldman Sachs & Co.	12/5/2017	JPY	676,604,300	USD	5,961,340	—	(52,424)
RBC Capital Markets	12/5/2017	JPY	219,294,500	USD	1,932,161	—	(16,962)
The Bank of New York Mellon	12/5/2017	JPY	1,252,090,300	USD	11,031,924	—	(96,848)
Goldman Sachs & Co.	12/5/2017	KRW	2,491,151,300	USD	2,223,686	—	(65,537)
Goldman Sachs & Co.	12/5/2017	KRW	326,500,000	USD	292,133	—	(7,901)
Goldman Sachs & Co.	12/5/2017	KRW	183,066,000	USD	166,879	—	(1,348)
JP Morgan & Chase Co.	12/5/2017	KRW	2,566,016,300	USD	2,291,905	—	(66,116)
RBC Capital Markets	12/5/2017	KRW	108,313,700	USD	96,717	—	(2,817)
Goldman Sachs & Co.	12/5/2017	MXN	590,800	USD	30,914	—	(761)
Goldman Sachs & Co.	12/5/2017	MXN	7,362,800	USD	382,886	—	(11,857)
The Bank of New York Mellon	12/5/2017	MXN	10,360,800	USD	538,764	—	(16,710)
Goldman Sachs & Co.	12/5/2017	NOK	2,339,900	USD	286,194	4,882	—
Goldman Sachs & Co.	12/5/2017	NOK	174,200	USD	21,214	271	—
Goldman Sachs & Co.	12/5/2017	NOK	325,000	USD	39,750	677	—
The Bank of New York Mellon	12/5/2017	NOK	2,561,200	USD	313,252	5,335	—
Goldman Sachs & Co.	12/5/2017	NZD	8,100	USD	5,548	12	—
Goldman Sachs & Co.	12/5/2017	NZD	243,000	USD	166,359	280	—
Goldman Sachs & Co.	12/5/2017	PHP	630,600	USD	12,411	—	(132)
Goldman Sachs & Co.	12/5/2017	PHP	18,917,800	USD	364,997	—	(11,287)
Goldman Sachs & Co.	12/5/2017	PLN	46,000	USD	12,776	—	(258)
Goldman Sachs & Co.	12/5/2017	PLN	344,600	USD	94,695	—	(2,945)
The Bank of Nova Scotia	12/5/2017	PLN	1,036,000	USD	284,694	—	(8,850)
Goldman Sachs & Co.	12/5/2017	QAR	24,400	USD	6,300	—	(401)
Goldman Sachs & Co.	12/5/2017	QAR	732,500	USD	201,162	—	(8)
Goldman Sachs & Co.	12/5/2017	RUB	1,687,000	USD	28,173	—	(657)
Goldman Sachs & Co.	12/5/2017	RUB	50,608,800	USD	862,628	—	(2,254)
Goldman Sachs & Co.	12/5/2017	SEK	3,678,100	USD	440,115	520	—
Goldman Sachs & Co.	12/5/2017	SEK	687,300	USD	81,881	—	(263)
Goldman Sachs & Co.	12/5/2017	SEK	764,000	USD	91,416	105	—
The Bank of Nova Scotia	12/5/2017	SEK	16,176,100	USD	1,935,450	2,135	—
Goldman Sachs & Co.	12/5/2017	SGD	53,500	USD	39,451	—	(220)
Goldman Sachs & Co.	12/5/2017	SGD	69,000	USD	50,655	—	(510)
Goldman Sachs & Co.	12/5/2017	SGD	371,200	USD	272,519	—	(2,735)
JP Morgan & Chase Co.	12/5/2017	SGD	1,164,200	USD	854,657	—	(8,626)

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	THB	18,640,900	USD	560,966	$—	$(9,856)
Goldman Sachs & Co.	12/5/2017	THB	640,600	USD	19,442	—	(175)
Goldman Sachs & Co.	12/5/2017	THB	576,000	USD	17,323	—	(315)
Goldman Sachs & Co.	12/5/2017	TRY	30,000	USD	7,829	180	—
Goldman Sachs & Co.	12/5/2017	TRY	43,500	USD	11,207	117	—
JP Morgan & Chase Co.	12/5/2017	TRY	1,274,000	USD	332,210	7,393	—
Goldman Sachs & Co.	12/5/2017	TWD	103,415,000	USD	3,431,724	—	(17,034)
Goldman Sachs & Co.	12/5/2017	TWD	7,252,000	USD	241,243	—	(602)
Goldman Sachs & Co.	12/5/2017	TWD	3,688,900	USD	122,963	—	(57)
Goldman Sachs & Co.	12/5/2017	USD	149,197	AED	548,000	—	(1)
Goldman Sachs & Co.	12/5/2017	USD	1,263,219	AUD	1,664,000	—	(4,598)
JP Morgan & Chase Co.	12/5/2017	USD	4,058,249	AUD	5,345,800	—	(14,777)
RBC Capital Markets	12/5/2017	USD	833,167	AUD	1,097,500	—	(3,037)
Goldman Sachs & Co.	12/5/2017	USD	2,230,350	BRL	7,289,900	—	(4,610)
Goldman Sachs & Co.	12/5/2017	USD	7,727,723	CAD	9,955,100	—	(10,780)
RBC Capital Markets	12/5/2017	USD	841,701	CAD	1,084,300	—	(1,179)
Goldman Sachs & Co.	12/5/2017	USD	6,624,985	CHF	6,505,000	—	(9,263)
RBC Capital Markets	12/5/2017	USD	588,727	CHF	578,100	—	(787)
Goldman Sachs & Co.	12/5/2017	USD	364,434	CLP	236,029,500	180	—
Goldman Sachs & Co.	12/5/2017	USD	124,022	COP	372,752,600	—	(516)
Goldman Sachs & Co.	12/5/2017	USD	67,660	CZK	1,448,600	—	(71)
Goldman Sachs & Co.	12/5/2017	USD	1,809,415	DKK	11,293,200	—	(2,687)
Goldman Sachs & Co.	12/5/2017	USD	12,831,117	EUR	10,761,200	—	(17,766)
JP Morgan & Chase Co.	12/5/2017	USD	15,237,073	EUR	12,778,400	—	(21,843)
RBC Capital Markets	12/5/2017	USD	1,858,397	EUR	1,558,600	—	(2,573)
Goldman Sachs & Co.	12/5/2017	USD	6,305,031	GBP	4,657,800	—	(4,419)
JP Morgan & Chase Co.	12/5/2017	USD	9,316,842	GBP	6,882,600	—	(6,740)
RBC Capital Markets	12/5/2017	USD	535,233	GBP	395,400	—	(375)
Goldman Sachs & Co.	12/5/2017	USD	5,013,662	HKD	39,157,700	359	—
JP Morgan & Chase Co.	12/5/2017	USD	4,614,632	HKD	36,041,200	330	—
RBC Capital Markets	12/5/2017	USD	212,901	HKD	1,662,800	15	—
Goldman Sachs & Co.	12/5/2017	USD	26,559	HUF	6,971,300	—	(48)
JP Morgan & Chase Co.	12/5/2017	USD	68,056	HUF	17,863,500	—	(123)
Goldman Sachs & Co.	12/5/2017	USD	244,925	ILS	855,700	—	(56)
Goldman Sachs & Co.	12/5/2017	USD	8,140,676	JPY	910,982,300	—	(43,724)
RBC Capital Markets	12/5/2017	USD	1,959,649	JPY	219,294,500	—	(10,525)
The Bank of New York Mellon	12/5/2017	USD	11,189,468	JPY	1,252,090,300	—	(60,696)
Goldman Sachs & Co.	12/5/2017	USD	2,758,646	KRW	3,000,717,300	—	(1,161)
JP Morgan & Chase Co.	12/5/2017	USD	2,359,794	KRW	2,566,016,300	—	(1,774)
RBC Capital Markets	12/5/2017	USD	99,571	KRW	108,313,700	—	(37)
Goldman Sachs & Co.	12/5/2017	USD	427,399	MXN	7,953,600	—	(982)
The Bank of New York Mellon	12/5/2017	USD	556,853	MXN	10,360,800	—	(1,378)
Goldman Sachs & Co.	12/5/2017	USD	342,491	NOK	2,839,100	—	(1,163)
The Bank of New York Mellon	12/5/2017	USD	308,960	NOK	2,561,200	—	(1,042)
Goldman Sachs & Co.	12/5/2017	USD	172,315	NZD	251,100	—	(701)
Goldman Sachs & Co.	12/5/2017	USD	388,636	PHP	19,548,400	191	—
Goldman Sachs & Co.	12/5/2017	USD	110,876	PLN	390,600	—	(202)
The Bank of Nova Scotia	12/5/2017	USD	294,080	PLN	1,036,000	—	(537)
Goldman Sachs & Co.	12/5/2017	USD	203,468	QAR	756,900	4,403	—
Goldman Sachs & Co.	12/5/2017	USD	894,663	RUB	52,295,800	—	(951)
Goldman Sachs & Co.	12/5/2017	USD	615,515	SEK	5,129,400	—	(2,466)
The Bank of Nova Scotia	12/5/2017	USD	1,940,988	SEK	16,176,100	—	(7,674)
Goldman Sachs & Co.	12/5/2017	USD	366,519	SGD	493,700	—	(428)
JP Morgan & Chase Co.	12/5/2017	USD	864,291	SGD	1,164,200	—	(1,008)
Goldman Sachs & Co.	12/5/2017	USD	608,007	THB	19,857,500	70	—
Goldman Sachs & Co.	12/5/2017	USD	18,795	TRY	73,500	—	(56)
JP Morgan & Chase Co.	12/5/2017	USD	325,778	TRY	1,274,000	—	(960)
Goldman Sachs & Co.	12/5/2017	USD	3,810,593	TWD	114,355,900	3,030	—

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	USD	2,158,202	ZAR	29,447,800	$—	$(12,875)
Goldman Sachs & Co.	12/5/2017	ZAR	949,900	USD	66,913	—	(2,289)
Goldman Sachs & Co.	12/5/2017	ZAR	25,710,900	USD	1,807,766	—	(65,320)
Goldman Sachs & Co.	12/5/2017	ZAR	2,787,000	USD	195,948	—	(7,090)
Goldman Sachs & Co.	12/6/2017	EGP	613,700	USD	34,387	—	(314)
Goldman Sachs & Co.	12/6/2017	EGP	20,500	USD	1,156	—	(3)
Goldman Sachs & Co.	12/6/2017	IDR	1,991,727,200	USD	146,289	—	(884)
Goldman Sachs & Co.	12/6/2017	IDR	294,163,000	USD	21,709	—	(27)
JP Morgan & Chase Co.	12/6/2017	IDR	6,833,162,800	USD	502,291	—	(2,625)
Goldman Sachs & Co.	12/6/2017	INR	2,280,000	USD	35,093	—	(242)
Goldman Sachs & Co.	12/6/2017	INR	5,939,500	USD	91,307	—	(744)
Goldman Sachs & Co.	12/6/2017	INR	274,000	USD	4,190	—	(56)
Goldman Sachs & Co.	12/6/2017	MYR	99,100	USD	23,765	—	(462)
Goldman Sachs & Co.	12/6/2017	MYR	2,973,100	USD	702,445	—	(24,394)
Goldman Sachs & Co.	12/6/2017	USD	35,790	EGP	634,200	70	—
Goldman Sachs & Co.	12/6/2017	USD	169,388	IDR	2,285,890,200	—	(479)
JP Morgan & Chase Co.	12/6/2017	USD	505,038	IDR	6,833,162,800	—	(122)
Goldman Sachs & Co.	12/6/2017	USD	131,784	INR	8,493,500	—	(152)
Goldman Sachs & Co.	12/6/2017	USD	752,990	MYR	3,072,200	—	(1,924)
Goldman Sachs & Co.	1/4/2018	AED	548,000	USD	149,181	—	(6)
Goldman Sachs & Co.	1/4/2018	AUD	1,664,000	USD	1,263,013	4,582	—
JP Morgan & Chase Co.	1/4/2018	AUD	5,345,800	USD	4,057,488	14,628	—
RBC Capital Markets	1/4/2018	AUD	1,097,500	USD	833,032	3,027	—
Goldman Sachs & Co.	1/4/2018	BRL	7,289,900	USD	2,223,276	5,092	—
Goldman Sachs & Co.	1/4/2018	CAD	9,955,100	USD	7,731,798	10,826	—
RBC Capital Markets	1/4/2018	CAD	1,084,300	USD	842,153	1,192	—
Goldman Sachs & Co.	1/4/2018	CHF	6,505,000	USD	6,643,721	9,177	—
RBC Capital Markets	1/4/2018	CHF	578,100	USD	590,386	773	—
Goldman Sachs & Co.	1/4/2018	CLP	236,029,500	USD	364,479	—	(135)
Goldman Sachs & Co.	1/4/2018	COP	372,752,600	USD	123,645	507	—
Goldman Sachs & Co.	1/4/2018	CZK	1,448,600	USD	67,932	67	—
Goldman Sachs & Co.	1/4/2018	DKK	11,293,200	USD	1,813,549	2,647	—
Goldman Sachs & Co.	1/4/2018	EGP	634,200	USD	35,510	—	(281)
Goldman Sachs & Co.	1/4/2018	EUR	10,761,200	USD	12,858,988	17,429	—
JP Morgan & Chase Co.	1/4/2018	EUR	12,778,400	USD	15,270,427	21,702	—
RBC Capital Markets	1/4/2018	EUR	1,558,600	USD	1,862,458	2,549	—
Goldman Sachs & Co.	1/4/2018	GBP	4,657,800	USD	6,313,275	4,443	—
JP Morgan & Chase Co.	1/4/2018	GBP	6,882,600	USD	9,329,086	6,836	—
RBC Capital Markets	1/4/2018	GBP	395,400	USD	535,931	376	—
Goldman Sachs & Co.	1/4/2018	HKD	3,455,000	USD	442,516	—	(59)
Goldman Sachs & Co.	1/4/2018	HKD	39,157,700	USD	5,015,395	—	(589)
JP Morgan & Chase Co.	1/4/2018	HKD	36,041,200	USD	4,616,287	—	(483)
RBC Capital Markets	1/4/2018	HKD	1,662,800	USD	212,971	—	(29)
Goldman Sachs & Co.	1/4/2018	HUF	6,971,300	USD	26,626	49	—
JP Morgan & Chase Co.	1/4/2018	HUF	17,863,500	USD	68,230	129	—
Goldman Sachs & Co.	1/4/2018	IDR	2,285,890,200	USD	168,825	375	—
JP Morgan & Chase Co.	1/4/2018	IDR	6,833,162,800	USD	503,475	—	(68)
Goldman Sachs & Co.	1/4/2018	ILS	855,700	USD	245,170	15	—
Goldman Sachs & Co.	1/4/2018	INR	8,493,500	USD	131,356	157	—
Goldman Sachs & Co.	1/4/2018	KRW	3,000,717,300	USD	2,758,393	316	—
JP Morgan & Chase Co.	1/4/2018	KRW	2,566,016,300	USD	2,359,946	1,420	—
RBC Capital Markets	1/4/2018	KRW	108,313,700	USD	99,581	26	—
Goldman Sachs & Co.	1/4/2018	MXN	7,953,600	USD	425,141	1,069	—
The Bank of New York Mellon	1/4/2018	MXN	10,360,800	USD	553,820	1,400	—
Goldman Sachs & Co.	1/4/2018	MYR	50,000	USD	12,219	9	—
Goldman Sachs & Co.	1/4/2018	MYR	3,072,200	USD	752,621	2,383	—
Goldman Sachs & Co.	1/4/2018	NOK	2,839,100	USD	342,887	1,175	—
The Bank of New York Mellon	1/4/2018	NOK	2,561,200	USD	309,296	1,031	—

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2018	NZD	251,100	USD	172,240	$701	$—
Goldman Sachs & Co.	1/4/2018	PHP	19,548,400	USD	387,942	—	(185)
Goldman Sachs & Co.	1/4/2018	PLN	390,600	USD	110,909	193	—
Goldman Sachs & Co.	1/4/2018	PLN	36,000	USD	10,222	17	—
The Bank of Nova Scotia	1/4/2018	PLN	1,036,000	USD	294,203	548	—
Goldman Sachs & Co.	1/4/2018	QAR	756,900	USD	203,413	—	(4,473)
Goldman Sachs & Co.	1/4/2018	SEK	5,129,400	USD	617,215	2,530	—
The Bank of Nova Scotia	1/4/2018	SEK	16,176,100	USD	1,946,243	7,770	—
Goldman Sachs & Co.	1/4/2018	SGD	493,700	USD	366,577	424	—
JP Morgan & Chase Co.	1/4/2018	SGD	1,164,200	USD	864,439	1,009	—
Goldman Sachs & Co.	1/4/2018	THB	19,857,500	USD	608,193	—	(295)
Goldman Sachs & Co.	1/4/2018	TRY	73,500	USD	18,623	64	—
JP Morgan & Chase Co.	1/4/2018	TRY	1,274,000	USD	322,775	1,091	—
Goldman Sachs & Co.	1/4/2018	TWD	114,355,900	USD	3,815,679	—	(4,048)
Goldman Sachs & Co.	1/4/2018	USD	48,580	AUD	64,000	—	(178)
Goldman Sachs & Co.	1/4/2018	USD	68,029	BRL	223,000	—	(174)
Goldman Sachs & Co.	1/4/2018	USD	191,845	CAD	247,000	—	(277)
Goldman Sachs & Co.	1/4/2018	USD	78,648	CHF	77,000	—	(114)
Goldman Sachs & Co.	1/4/2018	USD	40,494	CLP	26,230,000	26	—
Goldman Sachs & Co.	1/4/2018	USD	13,281	CZK	283,000	—	(23)
Goldman Sachs & Co.	1/4/2018	USD	177,146	DKK	1,103,000	—	(276)
Goldman Sachs & Co.	1/4/2018	USD	611,883	EUR	512,000	—	(902)
Goldman Sachs & Co.	1/4/2018	USD	525,946	GBP	388,000	—	(413)
Goldman Sachs & Co.	1/4/2018	USD	14,702	IDR	199,508,000	—	—
Goldman Sachs & Co.	1/4/2018	USD	19,486	ILS	68,000	—	(5)
Goldman Sachs & Co.	1/4/2018	USD	15,219	INR	985,000	—	(4)
Goldman Sachs & Co.	1/4/2018	USD	88,414	KRW	96,062,000	—	(120)
Goldman Sachs & Co.	1/4/2018	USD	37,635	MXN	704,000	—	(99)
Goldman Sachs & Co.	1/4/2018	USD	30,557	NOK	253,000	—	(106)
Goldman Sachs & Co.	1/4/2018	USD	17,149	NZD	25,000	—	(70)
Goldman Sachs & Co.	1/4/2018	USD	25,303	QAR	94,000	515	—
Goldman Sachs & Co.	1/4/2018	USD	118,048	SEK	981,000	—	(489)
Goldman Sachs & Co.	1/4/2018	USD	50,490	SGD	68,000	—	(58)
Goldman Sachs & Co.	1/4/2018	USD	16,727	TRY	66,000	—	(62)
Goldman Sachs & Co.	1/4/2018	USD	61,832	TWD	1,850,000	—	(38)
Goldman Sachs & Co.	1/4/2018	ZAR	29,447,800	USD	2,147,632	13,125	—
Goldman Sachs & Co.	1/4/2018	ZAR	713,000	USD	52,005	324	—
Goldman Sachs & Co.	1/5/2018	JPY	910,982,300	USD	8,155,032	42,576	—
Goldman Sachs & Co.	1/5/2018	JPY	8,137,000	USD	72,854	393	—
RBC Capital Markets	1/5/2018	JPY	219,294,500	USD	1,963,351	10,495	—
The Bank of New York Mellon	1/5/2018	JPY	1,252,090,300	USD	11,210,457	60,375	—
Goldman Sachs & Co.	1/10/2018	RUB	4,808,000	USD	81,825	150	—
Goldman Sachs & Co.	1/10/2018	RUB	52,295,800	USD	890,038	1,672	—

Total unrealized appreciation (depreciation)						$400,754	$(1,804,751)

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$122,794,364	$—	$12,216	$122,806,580
Preferred Stocks (h)	1,615,329	—	—	1,615,329
Rights	—	—	0	0
Short-Term Investments	1,215,429	—	—	1,215,429
Derivatives (i)
Forward Foreign Currency Contracts	—	400,754	—	400,754
Futures Contracts	7,123	—	—	7,123

TOTAL	$125,632,245	$400,754	$12,216	$126,045,215

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(1,804,751)	$—	$(1,804,751)
Futures Contracts	(41,416)	—	—	(41,416)

TOTAL	$(41,416)	$(1,804,751)	$—	$(1,846,167)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $18,441 and between Level 3 and Level 1 was $65,364. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.9%
Australia — 17.4%
AGL Energy Ltd.	528	$9,980
Alumina Ltd.	1,754	2,945
Amcor Ltd.	917	10,696
AMP Ltd.	2,324	8,983
APA Group (a)	882	6,231
Aristocrat Leisure Ltd.	426	7,086
ASX Ltd.	159	6,872
Aurizon Holdings Ltd.	1,624	6,474
AusNet Services	1,411	2,001
Australia & New Zealand Banking Group Ltd.	2,279	49,060
Bank of Queensland Ltd.	360	3,589
Bendigo & Adelaide Bank Ltd.	425	3,742
BHP Billiton Ltd.	2,492	51,459
BlueScope Steel Ltd.	450	4,633
Boral Ltd.	921	5,239
Brambles Ltd.	1,287	9,949
Caltex Australia Ltd.	229	5,900
Challenger Ltd.	421	4,455
CIMIC Group Ltd.	76	2,934
Coca-Cola Amatil Ltd.	453	2,721
Cochlear Ltd.	45	6,151
Commonwealth Bank of Australia	1,350	81,109
Computershare Ltd.	368	4,585
Crown Resorts Ltd.	288	2,690
CSL Ltd.	358	38,815
Dexus REIT	742	5,815
Domino’s Pizza Enterprises Ltd.	39	1,386
Flight Centre Travel Group Ltd. (b)	44	1,490
Fortescue Metals Group Ltd.	1,275	4,436
Goodman Group REIT	1,416	9,308
GPT Group REIT	1,423	5,823
Harvey Norman Holdings Ltd. (b)	440	1,335
Healthscope Ltd.	1,374	2,063
Incitec Pivot Ltd.	1,326	4,002
Insurance Australia Group Ltd.	1,874	10,163
LendLease Group (a)	438	5,268
Macquarie Group Ltd.	254	18,873
Medibank Pvt Ltd.	2,180	5,392
Mirvac Group REIT	2,770	5,112
National Australia Bank Ltd.	2,097	46,935
Newcrest Mining Ltd.	622	10,967
Oil Search Ltd.	1,085	5,761
Orica Ltd.	296	3,806
Origin Energy Ltd.*	1,337	9,031
QBE Insurance Group Ltd.	1,086	8,724
Ramsay Health Care Ltd.	112	5,912
REA Group Ltd.	42	2,503
Santos Ltd.*	1,448	5,564
Scentre Group REIT	4,141	13,249
SEEK Ltd.	264	3,690
Sonic Healthcare Ltd.	313	5,275
South32 Ltd.	4,183	10,315
Stockland REIT	1,904	6,769
Suncorp Group Ltd.	1,021	11,067
Sydney Airport (a)	873	4,893

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	661	$2,425
Tatts Group Ltd.	1,066	3,475
Telstra Corp. Ltd.	3,309	8,585
TPG Telecom Ltd. (b)	266	1,197
Transurban Group (a)	1,617	15,350
Treasury Wine Estates Ltd.	584	6,949
Vicinity Centres REIT	2,664	5,642
Wesfarmers Ltd.	884	29,367
Westfield Corp. REIT	1,547	9,806
Westpac Banking Corp.	2,672	63,604
Woodside Petroleum Ltd.	601	14,092
Woolworths Ltd.	1,040	21,169

		754,887

China — 24.9%
3SBio, Inc., 144A*	558	1,086
58.com, Inc., ADR*	67	4,807
AAC Technologies Holdings, Inc.	614	12,288
Agile Group Holdings Ltd.	2,000	2,883
Agricultural Bank of China Ltd., Class H	20,367	9,466
Air China Ltd., Class H	1,105	1,186
Alibaba Group Holding Ltd., ADR*	897	158,841
Aluminum Corp. of China Ltd., Class H*	3,465	2,298
Anhui Conch Cement Co. Ltd., Class H	970	4,657
ANTA Sports Products Ltd.	704	3,155
Autohome, Inc., ADR*(b)	41	2,270
AviChina Industry & Technology Co. Ltd., Class H	1,709	895
Baidu, Inc., ADR*	215	51,295
Bank of China Ltd., Class H	61,926	30,051
Bank of Communications Co. Ltd., Class H	6,915	5,118
Beijing Capital International Airport Co. Ltd., Class H	1,181	1,745
BYD Co. Ltd., Class H (b)	555	4,921
BYD Electronic International Co. Ltd.	500	1,197
CGN Power Co. Ltd., Class H, 144A	7,417	2,023
China Cinda Asset Management Co. Ltd., Class H	6,471	2,403
China CITIC Bank Corp. Ltd., Class H	7,310	4,727
China Communications Construction Co. Ltd., Class H	3,478	3,883
China Communications Services Corp. Ltd., Class H	2,413	1,532
China Conch Venture Holdings Ltd.	1,069	2,354
China Construction Bank Corp., Class H	65,361	56,991
China Everbright Bank Co. Ltd., Class H	2,257	1,046
China Evergrande Group*	2,531	8,361
China Galaxy Securities Co. Ltd., Class H	2,618	2,055
China Huarong Asset Management Co. Ltd., Class H, 144A	5,000	2,292
China Huishan Dairy Holdings Co. Ltd.*(c)	2,821	0
China Life Insurance Co. Ltd., Class H	5,846	18,975
China Longyuan Power Group Corp. Ltd., Class H	2,370	1,596
China Medical System Holdings Ltd.	693	1,448
China Mengniu Dairy Co. Ltd.*	2,159	5,484
China Merchants Bank Co. Ltd., Class H	3,066	12,013

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class H	4,319	$4,352
China Molybdenum Co. Ltd., Class H	3,000	1,871
China National Building Material Co. Ltd., Class H (b)	2,262	2,079
China Oilfield Services Ltd., Class H	1,119	1,032
China Pacific Insurance Group Co. Ltd., Class H	2,071	9,878
China Petroleum & Chemical Corp., Class H	20,126	14,379
China Railway Construction Corp. Ltd., Class H	1,518	1,796
China Railway Group Ltd., Class H	3,398	2,536
China Resources Pharmaceutical Group Ltd., 144A	1,500	1,990
China Shenhua Energy Co. Ltd., Class H	2,700	6,644
China Southern Airlines Co. Ltd., Class H	1,203	1,075
China Telecom Corp. Ltd., Class H	10,364	5,029
China Vanke Co. Ltd., Class H	930	3,388
Chongqing Changan Automobile Co. Ltd., Class B	200	188
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,867	2,030
CITIC Securities Co. Ltd., Class H	1,934	4,185
CNOOC Ltd.	13,844	18,754
Country Garden Holdings Co. Ltd.	4,196	6,608
CRRC Corp. Ltd., Class H	3,470	3,163
CSPC Pharmaceutical Group Ltd.	3,329	6,607
Ctrip.com International Ltd., ADR*	297	13,686
Dongfeng Motor Group Co. Ltd., Class H	1,731	2,176
ENN Energy Holdings Ltd.	595	4,339
Fosun International Ltd.	2,143	4,445
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	400	1,536
Geely Automobile Holdings Ltd.	3,841	13,377
GF Securities Co. Ltd., Class H	950	1,905
GOME Retail Holdings Ltd. (b)	8,085	911
Great Wall Motor Co. Ltd., Class H	2,480	2,902
Guangzhou Automobile Group Co. Ltd., Class H	1,652	4,146
Guangzhou R&F Properties Co. Ltd., Class H	846	1,809
Haitian International Holdings Ltd.	600	1,755
Haitong Securities Co. Ltd., Class H	2,620	3,905
Hengan International Group Co. Ltd.	568	5,538
Huaneng Power International, Inc., Class H	2,524	1,616
Huaneng Renewables Corp. Ltd., Class H	2,710	864
Huatai Securities Co. Ltd., Class H, 144A	1,113	2,252
Industrial & Commercial Bank of China Ltd., Class H	57,783	44,909
JD.com, Inc., ADR*	515	19,287
Jiangsu Expressway Co. Ltd., Class H	960	1,315
Jiangxi Copper Co. Ltd., Class H	1,081	1,683
Kingsoft Corp. Ltd.	656	1,865
Lenovo Group Ltd.	5,673	3,225
Longfor Properties Co. Ltd.	1,217	2,858
Meitu, Inc., 144A*	1,000	1,449

	Number of Shares	Value
China (Continued)
Minth Group Ltd.	535	$2,987
Momo, Inc., ADR*	84	2,016
NetEase, Inc., ADR	63	20,709
New China Life Insurance Co. Ltd., Class H	644	4,106
New Oriental Education & Technology Group, Inc., ADR	106	8,995
People’s Insurance Co. Group of China Ltd., Class H	5,999	3,088
PetroChina Co. Ltd., Class H	16,576	11,142
PICC Property & Casualty Co. Ltd., Class H	3,614	6,848
Ping An Insurance Group Co. of China Ltd., Class H	3,588	35,374
Semiconductor Manufacturing International Corp.*(b)	2,339	3,264
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,480	1,014
Shanghai Electric Group Co. Ltd., Class H*	1,351	529
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	384	1,854
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	500	741
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	574	1,442
Shenzhou International Group Holdings Ltd.	438	3,954
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	1,056
SINA Corp.*	46	4,497
Sino-Ocean Group Holding Ltd.	2,500	1,565
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,919	1,730
Sinopharm Group Co. Ltd., Class H	845	3,322
SOHO China Ltd.	977	553
Sunac China Holdings Ltd.	1,675	7,721
Sunny Optical Technology Group Co. Ltd.	560	9,321
TAL Education Group, ADR	222	6,189
Tencent Holdings Ltd.	4,418	225,138
Tingyi Cayman Islands Holding Corp.	1,541	2,423
TravelSky Technology Ltd., Class H	733	2,004
Tsingtao Brewery Co. Ltd., Class H	282	1,145
Vipshop Holdings Ltd., ADR*	321	2,642
Want Want China Holdings Ltd.	4,229	3,314
Weibo Corp., ADR*(b)	36	3,908
Weichai Power Co. Ltd., Class H	3,004	3,350
Yangzijiang Shipbuilding Holdings Ltd.	1,502	1,749
Yanzhou Coal Mining Co. Ltd., Class H	1,457	1,360
Yum China Holdings, Inc.	288	11,759
YY, Inc., ADR*(b)	33	3,405
Zhejiang Expressway Co. Ltd., Class H	1,126	1,349
Zhuzhou CRRC Times Electric Co. Ltd., Class H	404	2,320
Zijin Mining Group Co. Ltd., Class H	4,426	1,536
ZTE Corp., Class H*	649	2,256

		1,080,354

Hong Kong — 11.9%
AIA Group Ltd.	9,398	76,169

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Alibaba Health Information Technology Ltd.*	2,881	$1,420
Alibaba Pictures Group Ltd.*(b)	9,764	1,313
ASM Pacific Technology Ltd.	216	3,103
Bank of East Asia Ltd.	888	3,928
Beijing Enterprises Holdings Ltd.	304	1,752
Beijing Enterprises Water Group Ltd.*	3,350	2,616
BOC Hong Kong Holdings Ltd.	2,907	14,702
Brilliance China Automotive Holdings Ltd.	2,376	6,236
China Everbright International Ltd.	1,661	2,229
China Everbright Ltd.	684	1,526
China Gas Holdings Ltd.	1,371	4,213
China Jinmao Holdings Group Ltd.	3,451	1,560
China Merchants Port Holdings Co. Ltd.	1,202	3,101
China Mobile Ltd.	4,339	44,028
China Overseas Land & Investment Ltd.	3,013	9,567
China Resources Beer Holdings Co. Ltd.	1,328	3,647
China Resources Gas Group Ltd.	699	2,698
China Resources Land Ltd.	2,178	6,261
China Resources Power Holdings Co. Ltd.	1,511	2,844
China State Construction International Holdings Ltd.	1,586	2,059
China Taiping Insurance Holdings Co. Ltd.	1,118	4,223
China Unicom Hong Kong Ltd.*	4,703	6,817
CITIC Ltd.	4,508	6,384
CK Asset Holdings Ltd.	1,590	13,385
CK Hutchison Holdings Ltd.	2,109	26,544
CK Infrastructure Holdings Ltd.	521	4,423
CLP Holdings Ltd.	1,290	13,156
COSCO SHIPPING Ports Ltd.	1,226	1,235
Far East Horizon Ltd.	1,253	1,142
First Pacific Co. Ltd.	1,502	1,123
Fullshare Holdings Ltd.*	5,648	2,365
Galaxy Entertainment Group Ltd.	898	6,456
GCL-Poly Energy Holdings Ltd.*(b)	10,620	1,713
Guangdong Investment Ltd.	765	1,028
Haier Electronics Group Co. Ltd.*	1,109	2,968
Hanergy Thin Film Power Group Ltd.*(c)	36,273	0
Hang Lung Group Ltd.	753	2,709
Hang Lung Properties Ltd.	1,590	3,742
Hang Seng Bank Ltd.	592	14,629
Henderson Land Development Co. Ltd.	942	6,151
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	2,259	2,074
HKT Trust & HKT Ltd. (a)	2,974	3,736
Hong Kong & China Gas Co. Ltd.	6,594	12,867
Hong Kong Exchanges & Clearing Ltd.	834	25,116
Hongkong Land Holdings Ltd.	900	6,570
Hysan Development Co. Ltd.	493	2,642
Jardine Matheson Holdings Ltd.	170	10,622
Jardine Strategic Holdings Ltd.	200	8,300
Kerry Properties Ltd.	510	2,253
Kingboard Chemical Holdings Ltd.	500	2,868
Kingston Financial Group Ltd.	2,000	2,463
Kunlun Energy Co. Ltd.	2,037	1,761
Lee & Man Paper Manufacturing Ltd.	1,000	1,172
Li & Fung Ltd.	5,319	2,343
Link REIT	1,739	15,508

	Number of Shares	Value
Hong Kong (Continued)
Melco Resorts & Entertainment Ltd., ADR	194	$5,065
MTR Corp. Ltd.	1,195	7,031
New World Development Co. Ltd.	4,565	6,616
Nine Dragons Paper Holdings Ltd.	1,504	2,496
NWS Holdings Ltd.	1,466	2,662
PCCW Ltd.	3,765	2,237
Power Assets Holdings Ltd.	643	5,491
Shanghai Industrial Holdings Ltd.	253	714
Shangri-La Asia Ltd.	984	2,217
Shimao Property Holdings Ltd.	1,060	2,071
Sino Biopharmaceutical Ltd.	2,904	3,800
Sino Land Co. Ltd.	2,459	4,452
SJM Holdings Ltd.	1,289	1,036
Sun Art Retail Group Ltd.	1,801	1,762
Sun Hung Kai Properties Ltd.	1,130	18,462
Swire Pacific Ltd., Class A	391	3,760
Swire Properties Ltd.	931	3,153
Techtronic Industries Co. Ltd.	1,080	6,243
WH Group Ltd., 144A	6,807	7,225
Wharf Holdings Ltd.	960	3,024
Wharf Real Estate Investment Co. Ltd.*	960	5,802
Wheelock & Co. Ltd.	639	4,385
Yue Yuen Industrial Holdings Ltd.	583	2,083

		517,247

Indonesia — 2.0%
PT Adaro Energy Tbk	12,210	1,535
PT AKR Corporindo Tbk	1,084	509
PT Astra International Tbk	16,008	9,438
PT Bank Central Asia Tbk	7,749	11,658
PT Bank Danamon Indonesia Tbk	2,313	859
PT Bank Mandiri Persero Tbk	14,822	8,109
PT Bank Negara Indonesia Persero Tbk	5,954	3,566
PT Bank Rakyat Indonesia Persero Tbk	43,810	10,397
PT Bank Tabungan Negara Persero Tbk	3,000	710
PT Bumi Serpong Damai Tbk	6,032	736
PT Charoen Pokphand Indonesia Tbk	5,605	1,210
PT Gudang Garam Tbk	373	2,110
PT Hanjaya Mandala Sampoerna Tbk	8,340	2,528
PT Indocement Tunggal Prakarsa Tbk	1,446	1,970
PT Indofood CBP Sukses Makmur Tbk	1,830	1,143
PT Indofood Sukses Makmur Tbk	3,364	1,822
PT Jasa Marga Persero Tbk	2,421	1,141
PT Kalbe Farma Tbk	13,694	1,620
PT Matahari Department Store Tbk	1,958	1,534
PT Pakuwon Jati Tbk	19,100	876
PT Perusahaan Gas Negara Persero Tbk	6,782	852
PT Semen Indonesia Persero Tbk	2,350	1,633
PT Surya Citra Media Tbk	5,316	865
PT Telekomunikasi Indonesia Persero Tbk	39,874	12,234
PT Tower Bersama Infrastructure Tbk	1,602	675
PT Unilever Indonesia Tbk	1,288	4,695
PT United Tractors Tbk	988	2,447
PT Waskita Karya Persero Tbk	2,861	446
PT XL Axiata Tbk*	3,399	774

		88,092

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Ireland — 0.1%
James Hardie Industries PLC CDI (d)	344	$5,594

Macau — 0.4%
MGM China Holdings Ltd.	787	2,009
Sands China Ltd.	1,969	9,568
Wynn Macau Ltd.	1,276	3,651

		15,228

Malaysia — 2.1%
AirAsia Bhd	1,200	921
Alliance Bank Malaysia Bhd	776	700
AMMB Holdings Bhd	1,300	1,319
Astro Malaysia Holdings Bhd	1,200	833
Axiata Group Bhd	2,136	2,784
British American Tobacco Malaysia Bhd	150	1,371
CIMB Group Holdings Bhd	3,172	4,693
Dialog Group Bhd	2,500	1,473
DiGi.Com Bhd	2,402	2,725
Felda Global Ventures Holdings Bhd	1,500	668
Gamuda Bhd	1,300	1,554
Genting Bhd	1,800	3,873
Genting Malaysia Bhd	2,453	3,053
Genting Plantations Bhd	100	257
HAP Seng Consolidated Bhd	500	1,182
Hartalega Holdings Bhd	500	1,169
Hong Leong Bank Bhd	551	2,040
Hong Leong Financial Group Bhd	225	884
IHH Healthcare Bhd	1,576	2,174
IJM Corp. Bhd	2,300	1,738
IOI Corp. Bhd	1,500	1,636
IOI Properties Group Bhd	1,325	612
Kuala Lumpur Kepong Bhd	400	2,385
Malayan Banking Bhd	3,065	6,933
Malaysia Airports Holdings Bhd	625	1,261
Maxis Bhd	1,501	2,177
MISC Bhd	925	1,595
Petronas Chemicals Group Bhd	1,900	3,438
Petronas Dagangan Bhd	200	1,183
Petronas Gas Bhd	575	2,233
PPB Group Bhd	300	1,222
Press Metal Aluminium Holdings Bhd	900	1,144
Public Bank Bhd	2,226	10,832
RHB Bank Bhd	600	719
Sapura Energy Bhd	3,100	948
Sime Darby Bhd	1,846	1,061
Sime Darby Plantation Bhd*	1,846	2,261
Sime Darby Property Bhd*	1,846	542
SP Setia Bhd Group	700	597
Telekom Malaysia Bhd	851	1,255
Tenaga Nasional Bhd	2,500	9,451
UMW Holdings Bhd*	376	485
Westports Holdings Bhd	800	673
YTL Corp. Bhd	3,570	1,021
YTL Power International Bhd	1,664	468

		91,543

New Zealand — 0.4%
Auckland International Airport Ltd.	763	3,327

	Number of Shares	Value
New Zealand (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	408	$3,653
Fletcher Building Ltd.	549	2,604
Mercury NZ Ltd.	174	392
Meridian Energy Ltd.	1,014	2,010
Ryman Healthcare Ltd.	307	2,201
Spark New Zealand Ltd.	1,319	3,264

		17,451

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	1,557	2,169
Aboitiz Power Corp.	1,150	898
Alliance Global Group, Inc.*	3,200	996
Ayala Corp.	185	3,755
Ayala Land, Inc.	5,826	4,961
Bank of the Philippine Islands	188	385
BDO Unibank, Inc.	1,769	5,139
DMCI Holdings, Inc.	3,100	928
Globe Telecom, Inc.	25	910
GT Capital Holdings, Inc.	75	1,716
International Container Terminal Services, Inc.	403	849
JG Summit Holdings, Inc.	2,150	2,943
Jollibee Foods Corp.	358	1,735
Manila Electric Co.	160	1,003
Megaworld Corp.	9,000	956
Metro Pacific Investments Corp.	12,500	1,666
Metropolitan Bank & Trust Co.	239	456
PLDT, Inc.	75	2,210
Robinsons Land Corp.	900	410
Security Bank Corp.	130	647
SM Investments Corp.	187	3,609
SM Prime Holdings, Inc.	6,857	4,952
Universal Robina Corp.	720	1,905

		45,198

Singapore — 3.5%
Ascendas Real Estate Investment Trust REIT	2,050	4,013
CapitaLand Commercial Trust REIT	1,923	2,695
CapitaLand Ltd.	2,051	5,368
CapitaLand Mall Trust REIT	1,901	2,890
City Developments Ltd.	350	3,143
ComfortDelGro Corp. Ltd.	1,700	2,521
DBS Group Holdings Ltd.	1,400	25,361
Genting Singapore PLC	4,803	4,737
Global Logistic Properties Ltd.	2,101	5,219
Golden Agri-Resources Ltd.	5,603	1,537
Hutchison Port Holdings Trust, Class U	3,952	1,680
Jardine Cycle & Carriage Ltd.	100	2,957
Keppel Corp. Ltd.	1,100	6,223
Oversea-Chinese Banking Corp. Ltd.	2,350	21,695
SATS Ltd.	500	1,961
Sembcorp Industries Ltd.	750	1,696
Singapore Airlines Ltd.	400	3,185
Singapore Exchange Ltd.	650	3,615
Singapore Press Holdings Ltd. (b)	1,250	2,558
Singapore Technologies Engineering Ltd.	1,250	3,022
Singapore Telecommunications Ltd.	6,403	17,710

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
StarHub Ltd.	400	$845
Suntec Real Estate Investment Trust REIT	1,900	2,874
United Overseas Bank Ltd.	1,017	19,758
UOL Group Ltd.	358	2,363
Wilmar International Ltd.	1,250	2,892

		152,518

South Korea — 14.0%
Amorepacific Corp.	25	7,099
AMOREPACIFIC Group	25	3,388
BGF retail Co. Ltd. (c)	16	1,163
BNK Financial Group, Inc.	161	1,407
Celltrion Healthcare Co. Ltd.*	24	1,923
Celltrion, Inc.*	63	11,584
Cheil Worldwide, Inc.	55	1,016
CJ CheilJedang Corp.	6	2,211
CJ Corp.	9	1,617
CJ E&M Corp.	19	1,501
CJ Logistics Corp.*	4	559
Coway Co. Ltd.	42	3,701
Daelim Industrial Co. Ltd.	22	1,672
Daewoo Engineering & Construction Co. Ltd.*	98	505
DB Insurance Co. Ltd.	36	2,266
DGB Financial Group, Inc.	83	761
Dongsuh Cos., Inc.	38	1,042
Doosan Bobcat, Inc.	28	915
Doosan Heavy Industries & Construction Co. Ltd.	25	377
E-MART, Inc.	15	3,770
GS Engineering & Construction Corp.*	30	751
GS Holdings Corp.	30	1,684
GS Retail Co. Ltd.	21	762
Hana Financial Group, Inc.	241	10,508
Hankook Tire Co. Ltd.	62	3,054
Hanmi Pharm. Co. Ltd.*	5	2,614
Hanmi Science Co. Ltd.*	11	1,152
Hanon Systems	172	2,086
Hanssem Co. Ltd.	8	1,349
Hanwha Chemical Corp.	85	2,285
Hanwha Corp.	31	1,182
Hanwha Life Insurance Co. Ltd.	102	699
Hanwha Techwin Co. Ltd.*	29	939
Hotel Shilla Co. Ltd.	29	2,257
Hyosung Corp.	16	1,985
Hyundai Department Store Co. Ltd.	13	1,168
Hyundai Development Co.-Engineering & Construction	45	1,712
Hyundai Engineering & Construction Co. Ltd.	57	1,836
Hyundai Glovis Co. Ltd.	17	2,289
Hyundai Heavy Industries Co. Ltd.*	24	3,264
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,994
Hyundai Mobis Co. Ltd.	54	13,571
Hyundai Motor Co.	121	18,290
Hyundai Robotics Co. Ltd.*	7	2,567
Hyundai Steel Co.	68	3,749

	Number of Shares	Value
South Korea (Continued)
Hyundai Wia Corp.	10	$622
Industrial Bank of Korea	199	2,908
ING Life Insurance Korea Ltd., 144A	23	1,146
Kakao Corp.	24	3,010
Kangwon Land, Inc.	92	3,141
KB Financial Group, Inc.	312	17,173
KCC Corp.	5	1,771
KEPCO Plant Service & Engineering Co. Ltd.	18	624
Kia Motors Corp.	209	6,463
Korea Aerospace Industries Ltd.	57	2,624
Korea Electric Power Corp.	213	7,340
Korea Gas Corp.*	22	895
Korea Investment Holdings Co. Ltd.	33	2,068
Korea Zinc Co. Ltd.	6	2,682
Korean Air Lines Co. Ltd.*	35	1,008
KT Corp.	25	700
KT&G Corp.	92	10,314
Kumho Petrochemical Co. Ltd.	14	1,150
LG Chem Ltd.	36	13,811
LG Corp.	75	6,272
LG Display Co. Ltd.	167	4,742
LG Electronics, Inc.	87	7,195
LG Household & Health Care Ltd.	7	7,545
LG Innotek Co. Ltd.	9	1,331
Lotte Chemical Corp.	12	3,948
Lotte Corp.	17	961
Lotte Shopping Co. Ltd.	8	1,544
Medy-Tox, Inc.	3	1,285
Mirae Asset Daewoo Co. Ltd.	290	2,731
NAVER Corp.	22	16,173
NCSoft Corp.	14	5,615
Netmarble Games Corp., 144A*	13	2,019
NH Investment & Securities Co. Ltd.	111	1,387
OCI Co. Ltd.	13	1,451
Orion Corp.*	19	1,999
Ottogi Corp.	1	730
Pan Ocean Co. Ltd.*	168	849
POSCO	60	18,470
Posco Daewoo Corp.	23	392
S-1 Corp.	15	1,378
Samsung Biologics Co. Ltd., 144A*	14	4,406
Samsung C&T Corp.	62	7,520
Samsung Card Co. Ltd.	26	913
Samsung Electro-Mechanics Co. Ltd.	43	3,951
Samsung Electronics Co. Ltd.	76	177,386
Samsung Fire & Marine Insurance Co. Ltd.	24	5,734
Samsung Heavy Industries Co. Ltd.*	201	2,207
Samsung Life Insurance Co. Ltd.	55	6,469
Samsung SDI Co. Ltd.	44	8,572
Samsung SDS Co. Ltd.	26	4,492
Samsung Securities Co. Ltd.	51	1,706
Shinhan Financial Group Co. Ltd.	335	14,899
Shinsegae Inc.	6	1,582
SillaJen, Inc.*	38	3,858
SK Holdings Co. Ltd.	25	6,708
SK Hynix, Inc.	461	32,534

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
SK Innovation Co. Ltd.	51	$9,677
SK Networks Co. Ltd.	54	320
SK Telecom Co. Ltd.	17	4,124
S-Oil Corp.	34	3,734
Woori Bank	288	4,287
Yuhan Corp.	6	1,213

		605,983

Taiwan — 10.6%
Acer, Inc.*	2,299	1,571
Advanced Semiconductor Engineering, Inc.	5,149	6,669
Advantech Co. Ltd.	273	1,820
Asia Cement Corp.	1,944	1,805
Asia Pacific Telecom Co. Ltd.*	1,436	481
Asustek Computer, Inc.	555	5,107
AU Optronics Corp.	6,424	2,731
Catcher Technology Co. Ltd.	527	5,675
Cathay Financial Holding Co. Ltd.	6,366	10,973
Chailease Holding Co. Ltd.	806	2,338
Chang Hwa Commercial Bank Ltd.	3,727	2,019
Cheng Shin Rubber Industry Co. Ltd.	1,530	2,622
Chicony Electronics Co. Ltd.	511	1,356
China Airlines Ltd.*	1,842	709
China Development Financial Holding Corp.	11,295	3,540
China Life Insurance Co. Ltd.	1,831	1,725
China Steel Corp.	9,810	8,013
Chunghwa Telecom Co. Ltd.	2,986	10,304
Compal Electronics, Inc.	3,054	2,113
CTBC Financial Holding Co. Ltd.	14,124	9,418
Delta Electronics, Inc.	1,533	6,977
E.Sun Financial Holding Co. Ltd.	7,055	4,363
Eclat Textile Co. Ltd.	139	1,244
Eva Airways Corp.	1,391	700
Evergreen Marine Corp. Taiwan Ltd.*	1,537	864
Far Eastern New Century Corp.	2,738	2,332
Far EasTone Telecommunications Co. Ltd.	1,256	2,994
Feng TAY Enterprise Co. Ltd.	262	1,096
First Financial Holding Co. Ltd.	7,200	4,621
Formosa Chemicals & Fibre Corp.	2,302	6,984
Formosa Petrochemical Corp.	1,098	3,880
Formosa Plastics Corp.	3,251	9,820
Formosa Taffeta Co. Ltd.	892	894
Foxconn Technology Co. Ltd.	723	2,010
Fubon Financial Holding Co. Ltd.	5,226	8,546
General Interface Solution Holding Ltd.	132	1,041
Giant Manufacturing Co. Ltd.	221	1,105
Globalwafers Co. Ltd.	116	1,561
Highwealth Construction Corp.	642	854
Hiwin Technologies Corp.	165	1,818
Hon Hai Precision Industry Co. Ltd.	11,253	37,518
Hotai Motor Co. Ltd.	240	2,777
HTC Corp.*	483	1,085
Hua Nan Financial Holdings Co. Ltd.	6,180	3,389
Innolux Corp.	6,840	2,987
Inventec Corp.	1,864	1,398
Largan Precision Co. Ltd.	79	13,538

	Number of Shares	Value
Taiwan (Continued)
Lite-On Technology Corp.	1,826	$2,243
Macronix International*	1,000	1,580
MediaTek, Inc.	1,181	12,836
Mega Financial Holding Co. Ltd.	8,657	6,826
Micro-Star International Co. Ltd.	531	1,298
Nan Ya Plastics Corp.	3,744	9,437
Nanya Technology Corp.	377	978
Nien Made Enterprise Co. Ltd.	115	1,054
Novatek Microelectronics Corp.	485	1,852
Pegatron Corp.	1,517	3,454
Phison Electronics Corp.	127	1,287
Pou Chen Corp.	1,409	1,691
Powertech Technology, Inc.	521	1,581
President Chain Store Corp.	450	4,261
Quanta Computer, Inc.	2,124	4,355
Realtek Semiconductor Corp.	352	1,309
Ruentex Development Co. Ltd.*	722	751
Ruentex Industries Ltd.*	404	672
Shin Kong Financial Holding Co. Ltd.	6,000	2,050
Siliconware Precision Industries Co. Ltd.	1,447	2,412
SinoPac Financial Holdings Co. Ltd.	8,761	2,725
Standard Foods Corp.	466	1,167
Synnex Technology International Corp.	1,191	1,612
TaiMed Biologics, Inc.*	170	1,040
Taishin Financial Holding Co. Ltd.	7,121	3,205
Taiwan Business Bank	2,655	732
Taiwan Cement Corp.	2,611	2,921
Taiwan Cooperative Financial Holding Co. Ltd.	5,949	3,243
Taiwan High Speed Rail Corp.	1,327	1,062
Taiwan Mobile Co. Ltd.	1,263	4,527
Taiwan Semiconductor Manufacturing Co. Ltd.	19,098	143,900
Teco Electric and Machinery Co. Ltd.	1,379	1,352
Uni-President Enterprises Corp.	3,159	6,709
United Microelectronics Corp.	9,590	4,892
Vanguard International Semiconductor Corp.	806	1,919
Winbond Electronics Corp.	2,000	1,907
Wistron Corp.	2,036	1,568
WPG Holdings Ltd.	1,219	1,654
Yuanta Financial Holding Co. Ltd.	8,283	3,839
Zhen Ding Technology Holding Ltd.	375	916

		460,202

Thailand — 2.1%
Advanced Info Service PCL, NVDR	798	4,264
Airports of Thailand PCL, NVDR	3,000	5,718
Bangkok Bank PCL, NVDR	200	1,222
Bangkok Dusit Medical Services PCL, NVDR	3,200	2,087
Bangkok Expressway & Metro PCL, NVDR	6,700	1,631
Banpu PCL, NVDR	2,200	1,152
Berli Jucker PCL, NVDR	1,300	2,309
BTS Group Holdings PCL, NVDR	4,600	1,162
Bumrungrad Hospital PCL	300	1,833
Central Pattana PCL, NVDR	1,100	2,711

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Charoen Pokphand Foods PCL, NVDR	2,100	$1,518
CP ALL PCL, NVDR	3,811	8,518
Delta Electronics Thailand PCL, NVDR	400	1,032
Electricity Generating PCL, NVDR	100	658
Energy Absolute PCL, NVDR	800	1,115
Glow Energy PCL, NVDR	278	743
Home Product Center PCL, NVDR	4,700	1,813
Indorama Ventures PCL, NVDR	826	1,239
IRPC PCL, NVDR	8,873	1,684
Kasikornbank PCL, NVDR	1,500	10,426
KCE Electronics PCL, NVDR	200	505
Krung Thai Bank PCL, NVDR	3,204	1,893
Minor International PCL, NVDR	1,700	2,264
PTT Exploration & Production PCL, NVDR	1,100	3,073
PTT Global Chemical PCL	1,500	3,651
PTT PCL, NVDR	825	10,407
Robinson PCL, NVDR	400	906
Siam Cement PCL	100	1,457
Siam Cement PCL, NVDR	200	2,915
Siam Commercial Bank PCL, NVDR	1,400	6,537
Thai Oil PCL, NVDR	551	1,569
Thai Union Group PCL, NVDR	1,500	845
TMB Bank PCL, NVDR	10,400	892
True Corp. PCL, NVDR*	7,900	1,379

		91,128

United Kingdom — 0.4%
Rio Tinto Ltd.	332	17,817

United States — 0.1%
Nexteer Automotive Group Ltd.*	1,000	2,151

TOTAL COMMON STOCKS (Cost $3,251,496)		3,945,393

	Number of Shares	Value
PREFERRED STOCKS — 0.8%
South Korea — 0.8%
Amorepacific Corp.	7	$1,074
Hyundai Motor Co.	18	1,613
Hyundai Motor Co. — 2nd Preferred	26	2,592
LG Chem Ltd.	8	1,834
LG Household & Health Care Ltd.	2	1,290
Samsung Electronics Co. Ltd.	13	25,039

		33,442

TOTAL PREFERRED STOCKS (Cost $17,891)		33,442

RIGHTS — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(c) (Cost $0)	193	0

EXCHANGE-TRADED FUND — 0.1%
Global X MSCI Pakistan ETF (Cost $3,831)	270	3,661

SECURITIES LENDING COLLATERAL — 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (e)(f) (Cost $29,189)	29,189	29,189

TOTAL INVESTMENTS — 92.5% (Cost $3,302,407)		$4,011,685
Other assets and liabilities, net — 7.5%		328,198

NET ASSETS — 100.0%		$4,339,883

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $27,572, which is 0.6% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized (Depreciation)
SGX NIFTY 50 Futures	USD	17	$355,130	$349,452	12/28/2017	$(5,678)

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/5/2017	AUD	1,018,000	USD	780,256	$10,258	$—
The Bank of New York Mellon	12/5/2017	AUD	33,000	USD	25,293	332	—
Goldman Sachs & Co.	12/5/2017	HKD	9,640,600	USD	1,236,212	1,764	—
Goldman Sachs & Co.	12/5/2017	HKD	269,000	USD	34,494	49	—
The Bank of New York Mellon	12/5/2017	KRW	31,754,000	USD	28,414	—	(766)
The Bank of New York Mellon	12/5/2017	KRW	670,097,400	USD	598,649	—	(17,132)
Goldman Sachs & Co.	12/5/2017	NZD	26,800	USD	18,347	31	—
Goldman Sachs & Co.	12/5/2017	PHP	87,000	USD	1,677	—	(53)
Goldman Sachs & Co.	12/5/2017	PHP	2,189,500	USD	42,244	—	(1,306)
Goldman Sachs & Co.	12/5/2017	SGD	199,700	USD	146,611	—	(1,472)
Goldman Sachs & Co.	12/5/2017	SGD	11,000	USD	8,075	—	(81)
Goldman Sachs & Co.	12/5/2017	THB	37,000	USD	1,114	—	(19)
Goldman Sachs & Co.	12/5/2017	THB	2,924,000	USD	87,993	—	(1,546)
Goldman Sachs & Co.	12/5/2017	TWD	798,000	USD	26,530	—	(82)
Goldman Sachs & Co.	12/5/2017	TWD	13,640,300	USD	452,640	—	(2,247)
The Bank of New York Mellon	12/5/2017	USD	797,867	AUD	1,051,000	—	(2,908)
Goldman Sachs & Co.	12/5/2017	USD	1,268,802	HKD	9,909,600	91	—
The Bank of New York Mellon	12/5/2017	USD	645,677	KRW	701,851,400	—	(717)
Goldman Sachs & Co.	12/5/2017	USD	18,391	NZD	26,800	—	(75)
Goldman Sachs & Co.	12/5/2017	USD	45,258	PHP	2,276,500	22	—
Goldman Sachs & Co.	12/5/2017	USD	156,422	SGD	210,700	—	(183)
Goldman Sachs & Co.	12/5/2017	USD	90,661	THB	2,961,000	10	—
Goldman Sachs & Co.	12/5/2017	USD	481,116	TWD	14,438,300	383	—
RBC Capital Markets	12/6/2017	IDR	1,198,782,300	USD	88,068	—	(512)
Goldman Sachs & Co.	12/6/2017	MYR	7,000	USD	1,655	—	(56)
Goldman Sachs & Co.	12/6/2017	MYR	369,000	USD	87,183	—	(3,028)
RBC Capital Markets	12/6/2017	USD	88,569	IDR	1,198,782,300	11	—
Goldman Sachs & Co.	12/6/2017	USD	92,157	MYR	376,000	—	(235)
The Bank of New York Mellon	1/4/2018	AUD	12,000	USD	9,108	32	—
The Bank of New York Mellon	1/4/2018	AUD	1,051,000	USD	797,709	2,871	—
Goldman Sachs & Co.	1/4/2018	HKD	337,000	USD	43,163	—	(6)
Goldman Sachs & Co.	1/4/2018	HKD	9,909,600	USD	1,269,241	—	(149)
RBC Capital Markets	1/4/2018	IDR	1,198,782,300	USD	88,302	—	(38)
RBC Capital Markets	1/4/2018	IDR	24,662,000	USD	1,815	—	(2)
The Bank of New York Mellon	1/4/2018	KRW	11,943,000	USD	10,984	7	—
The Bank of New York Mellon	1/4/2018	KRW	701,851,400	USD	645,737	638	—
Goldman Sachs & Co.	1/4/2018	MYR	376,000	USD	92,112	292	—
Goldman Sachs & Co.	1/4/2018	NZD	26,800	USD	18,383	75	—
Goldman Sachs & Co.	1/4/2018	NZD	2,000	USD	1,372	6	—
Goldman Sachs & Co.	1/4/2018	PHP	2,276,500	USD	45,178	—	(22)
Goldman Sachs & Co.	1/4/2018	SGD	5,000	USD	3,712	4	—
Goldman Sachs & Co.	1/4/2018	SGD	210,700	USD	156,447	181	—
Goldman Sachs & Co.	1/4/2018	THB	2,961,000	USD	90,689	—	(44)
Goldman Sachs & Co.	1/4/2018	TWD	14,438,300	USD	481,758	—	(511)
Goldman Sachs & Co.	1/4/2018	USD	13,035	TWD	390,000	—	(8)

Total unrealized appreciation (depreciation)						$17,057	$(33,198)

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF (Continued)

November 30, 2017 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,944,230	$—	$1,163	$3,945,393
Exchange-Traded Fund	3,661	—	—	3,661
Preferred Stock	33,442	—	—	33,442
Rights	—	—	0	0
Short-Term Investments	29,189	—	—	29,189
Derivatives (h)
Forward Foreign Currency Contracts	—	17,057	—	17,057

TOTAL	$4,010,522	$17,057	$1,163	$4,028,742

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(33,198)	$—	$(33,198)
Futures Contracts	(5,678)	—	—	(5,678)

TOTAL	$(5,678)	$(33,198)	$—	$(38,876)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $1,994 and between Level 3 and Level 1 was $7,108. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 61.0%
Consumer Discretionary — 4.1%
Kroton Educacional SA	17,339	$95,979
Lojas Renner SA	8,930	92,561

		188,540

Consumer Staples — 12.2%
Ambev SA	52,384	329,015
Atacadao Distribuicao Comercio e Industria Ltda*	5,000	23,202
BRF SA*	5,601	65,841
JBS SA	10,490	25,348
M Dias Branco SA	1,259	18,000
Natura Cosmeticos SA	2,236	19,918
Raia Drogasil SA	2,891	77,719

		559,043

Energy — 6.4%
Cosan SA Industria e Comercio	2,115	23,150
Petroleo Brasileiro SA*	35,716	174,027
Ultrapar Participacoes SA	4,531	97,169

		294,346

Financials — 11.4%
B3 SA — Brasil Bolsa Balcao	25,809	183,232
Banco Bradesco SA	10,436	96,854
Banco do Brasil SA	10,212	93,371
Banco Santander Brasil SA	5,216	46,050
BB Seguridade Participacoes SA	8,779	72,089
Porto Seguro SA	1,401	15,335
Sul America SA	2,533	13,843

		520,774

Health Care — 1.9%
Hypermarcas SA	4,351	43,663
Odontoprev SA	3,290	15,327
Qualicorp SA	2,923	27,387

		86,377

Industrials — 5.6%
CCR SA	15,208	73,544
Embraer SA	8,351	39,925
Localiza Rent a Car SA	6,264	38,329
Rumo SA*	13,684	54,428
WEG SA	7,073	49,437

		255,663

Information Technology — 2.4%
Cielo SA	15,323	107,195

Materials — 11.3%
Cia Siderurgica Nacional SA*	8,023	18,039
Fibria Celulose SA	3,122	43,080
Klabin SA	7,383	40,259
Suzano Papel e Celulose SA	5,546	29,666
Vale SA	35,897	385,349

		516,393

Real Estate — 1.3%
BR Malls Participacoes SA	10,573	39,050

	Number of Shares	Value
Real Estate (Continued)
Multiplan Empreendimentos Imobiliarios SA	1,050	$22,306

		61,356

Telecommunication Services — 0.8%
TIM Participacoes SA	10,575	38,120

Utilities — 3.6%
Centrais Eletricas Brasileiras SA*	2,692	15,403
Cia de Saneamento Basico do Estado de Sao Paulo	4,358	43,534
Cia Energetica de Minas Gerais*	1,484	2,978
EDP — Energias do Brasil SA	3,758	15,843
Engie Brasil Energia SA	2,121	22,957
Equatorial Energia SA	2,514	49,113
Transmissora Alianca de Energia Eletrica SA	2,286	14,861

		164,689

TOTAL COMMON STOCKS (Cost $2,051,976)		2,792,496

PREFERRED STOCKS — 31.9%
Consumer Discretionary — 0.9%
Lojas Americanas SA	9,292	42,096

Consumer Staples — 0.9%
Cia Brasileira de Distribuicao*	1,986	42,469

Energy — 4.5%
Petroleo Brasileiro SA*	44,010	206,777

Financials — 21.4%
Banco Bradesco SA	35,454	353,625
Itau Unibanco Holding SA	37,199	468,986
Itausa — Investimentos Itau SA	49,529	157,055

		979,666

Materials — 1.6%
Braskem SA, Class A*	2,161	29,971
Gerdau SA	12,978	43,928

		73,899

Telecommunication Services — 1.8%
Telefonica Brasil SA	5,594	81,139

Utilities — 0.8%
Centrais Eletricas Brasileiras SA, Class B	2,894	18,884
Cia Energetica de Minas Gerais	9,341	18,833

		37,717

TOTAL PREFERRED STOCKS (Cost $1,011,848)		1,463,763

EXCHANGE-TRADED FUNDS — 6.1%
iShares MSCI Brazil Capped ETF (a)	5,384	208,361
iShares MSCI Brazil Small-Cap ETF	4,500	70,020

TOTAL EXCHANGE-TRADED FUNDS (Cost $279,484)		278,381

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $38,294)	38,294	$38,294

TOTAL INVESTMENTS — 99.8% (Cost $3,381,602)		$4,572,934
Other assets and liabilities, net — 0.2%		8,315

NET ASSETS — 100.0%		$4,581,249

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $36,146, which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	BRL	10,990,745	USD	3,345,482	$—	$(10,194)
JP Morgan & Chase Co.	12/5/2017	BRL	322,000	USD	98,020	—	(293)
The Bank of New York Mellon	12/5/2017	BRL	2,585,755	USD	787,140	—	(2,338)
The Bank of Nova Scotia	12/5/2017	BRL	1,145,400	USD	348,639	—	(1,073)
The Bank of Nova Scotia	12/5/2017	BRL	475,000	USD	144,553	—	(474)
The Bank of Nova Scotia	12/5/2017	BRL	63,000	USD	19,178	—	(57)
Goldman Sachs & Co.	12/5/2017	USD	3,362,627	BRL	10,990,745	—	(6,950)
JP Morgan & Chase Co.	12/5/2017	USD	98,501	BRL	322,000	—	(188)
The Bank of New York Mellon	12/5/2017	USD	791,114	BRL	2,585,755	—	(1,635)
The Bank of Nova Scotia	12/5/2017	USD	515,037	BRL	1,683,400	—	(1,065)
Goldman Sachs & Co.	1/4/2018	BRL	10,990,745	USD	3,351,961	7,677	—
JP Morgan & Chase Co.	1/4/2018	BRL	322,000	USD	98,198	219	—
The Bank of New York Mellon	1/4/2018	BRL	2,585,755	USD	788,453	1,655	—
The Bank of Nova Scotia	1/4/2018	BRL	463,000	USD	141,094	211	—
The Bank of Nova Scotia	1/4/2018	BRL	1,683,400	USD	513,373	1,145	—
The Bank of Nova Scotia	1/4/2018	USD	299,213	BRL	981,000	—	(713)

Total unrealized appreciation (depreciation)						$10,907	$(24,980)

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Brazil Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,792,496	$—	$—	$2,792,496
Preferred Stocks (d)	1,463,763	—	—	1,463,763
Exchange-Traded Funds	278,381	—	—	278,381
Short-Term Investments	38,294	—	—	38,294
Derivatives (e)
Forward Foreign Currency Contracts	—	10,907	—	10,907

TOTAL	$4,572,934	$10,907	$—	$4,583,841

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(24,980)	$—	$(24,980)

TOTAL	$—	$(24,980)	$—	$(24,980)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during period ended November 30, 2017.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.9%
Brazil — 4.3%
Ambev SA	188,782	$1,185,709
Atacadao Distribuicao Comercio e Industria Ltda*	13,200	61,253
B3 SA — Brasil Bolsa Balcao	81,979	582,014
Banco Bradesco SA	36,556	339,266
Banco do Brasil SA	33,991	310,789
Banco Santander Brasil SA	17,200	151,852
BB Seguridade Participacoes SA	28,944	237,674
BR Malls Participacoes SA	33,396	123,343
BRF SA*	18,478	217,212
CCR SA	50,117	242,360
Centrais Eletricas Brasileiras SA*	8,989	51,433
Cia de Saneamento Basico do Estado de Sao Paulo	14,130	141,151
Cia Energetica de Minas Gerais*	4,955	9,945
Cia Siderurgica Nacional SA*	24,694	55,522
Cielo SA	50,556	353,673
Cosan SA Industria e Comercio	6,748	73,861
EDP — Energias do Brasil SA	12,550	52,908
Embraer SA	27,560	131,761
Engie Brasil Energia SA	6,749	73,047
Equatorial Energia SA	8,217	160,527
Fibria Celulose SA	10,305	142,198
Hypermarcas SA	14,382	144,327
JBS SA	33,850	81,796
Klabin SA	24,376	132,921
Kroton Educacional SA	57,155	316,378
Localiza Rent a Car SA	20,697	126,643
Lojas Renner SA	29,272	303,411
M Dias Branco SA	4,205	60,118
Multiplan Empreendimentos Imobiliarios SA	3,502	74,395
Natura Cosmeticos SA	7,133	63,541
Odontoprev SA	10,984	51,171
Petroleo Brasileiro SA*	118,744	578,584
Porto Seguro SA	4,682	51,248
Qualicorp SA	9,224	86,423
Raia Drogasil SA	9,561	257,028
Rumo SA*	45,325	180,278
Sul America SA	7,926	43,317
Suzano Papel e Celulose SA	16,705	89,357
TIM Participacoes SA	35,043	126,322
Transmissora Alianca de Energia Eletrica SA	7,634	49,627
Ultrapar Participacoes SA	14,957	320,757
Vale SA	127,519	1,368,896
WEG SA	23,366	163,318

		9,367,354

Chile — 1.0%
AES Gener SA	121,578	35,642
Aguas Andinas SA, Class A	108,134	62,198
Banco de Chile	1,036,059	143,481
Banco de Credito e Inversiones	1,837	110,002
Banco Santander Chile	2,727,396	186,643
Cencosud SA	59,184	145,009

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	6,108	$77,394
Colbun SA	326,320	66,378
Empresa Nacional de Telecomunicaciones SA	6,243	60,351
Empresas CMPC SA	51,692	146,680
Empresas COPEC SA	18,814	252,457
Enel Americas SA	1,205,917	232,968
Enel Chile SA	812,028	87,167
Enel Generacion Chile SA	135,659	110,717
Itau CorpBanca	6,356,669	50,364
Latam Airlines Group SA	10,227	128,415
SACI Falabella	30,070	251,880

		2,147,746

China — 25.8%
3SBio, Inc., 144A*	41,885	81,516
58.com, Inc., ADR*	3,733	267,805
AAC Technologies Holdings, Inc.	29,671	593,789
Agile Group Holdings Ltd.	59,664	86,018
Agricultural Bank of China Ltd., Class H	1,048,137	487,153
Air China Ltd., Class H	75,468	80,974
Alibaba Group Holding Ltd., ADR*	46,734	8,275,657
Aluminum Corp. of China Ltd., Class H*	163,091	108,168
Anhui Conch Cement Co. Ltd., Class H	51,774	248,590
ANTA Sports Products Ltd.	44,285	198,457
Autohome, Inc., ADR*	2,163	119,765
AviChina Industry & Technology Co. Ltd., Class H	87,698	45,925
Baidu, Inc., ADR*	11,099	2,647,999
Bank of China Ltd., Class H	3,229,967	1,567,393
Bank of Communications Co. Ltd., Class H	361,950	267,866
Beijing Capital International Airport Co. Ltd., Class H	62,171	91,862
BYD Co. Ltd., Class H (a)	26,487	234,851
BYD Electronic International Co. Ltd.	25,141	60,196
CGN Power Co. Ltd., Class H, 144A	438,553	119,603
China Cinda Asset Management Co. Ltd., Class H	364,679	135,410
China CITIC Bank Corp. Ltd., Class H	369,243	238,750
China Communications Construction Co. Ltd., Class H	183,086	204,415
China Communications Services Corp. Ltd., Class H	102,222	64,918
China Conch Venture Holdings Ltd.	56,562	124,564
China Construction Bank Corp., Class H	3,419,224	2,981,366
China Everbright Bank Co. Ltd., Class H	113,615	52,660
China Evergrande Group*	132,402	437,376
China Galaxy Securities Co. Ltd., Class H	138,537	108,734
China Huarong Asset Management Co. Ltd., Class H, 144A	377,527	173,050
China Huishan Dairy Holdings Co. Ltd.*(b)	136,324	17
China Life Insurance Co. Ltd., Class H	300,020	973,798
China Longyuan Power Group Corp. Ltd., Class H	131,209	88,367
China Medical System Holdings Ltd.	51,424	107,455
China Mengniu Dairy Co. Ltd.*	113,616	288,617

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class H	157,073	$615,409
China Minsheng Banking Corp. Ltd., Class H	216,980	218,643
China Molybdenum Co. Ltd., Class H	141,484	88,222
China National Building Material Co. Ltd., Class H (a)	119,062	109,456
China Oilfield Services Ltd., Class H	58,514	53,943
China Pacific Insurance Group Co. Ltd., Class H	105,362	502,517
China Petroleum & Chemical Corp., Class H	1,016,880	726,515
China Railway Construction Corp. Ltd., Class H	81,564	96,496
China Railway Group Ltd., Class H	165,285	123,379
China Resources Pharmaceutical Group Ltd., 144A	65,041	86,276
China Shenhua Energy Co. Ltd., Class H	141,118	347,277
China Southern Airlines Co. Ltd., Class H	75,124	67,139
China Telecom Corp. Ltd., Class H	554,930	269,289
China Vanke Co. Ltd., Class H	48,938	178,266
Chongqing Changan Automobile Co. Ltd., Class B	35,300	33,265
Chongqing Rural Commercial Bank Co. Ltd., Class H	105,839	74,940
CITIC Securities Co. Ltd., Class H	94,215	203,867
CNOOC Ltd.	719,803	975,079
Country Garden Holdings Co. Ltd.	220,853	347,816
CRRC Corp. Ltd., Class H	171,716	156,542
CSPC Pharmaceutical Group Ltd.	185,378	367,901
Ctrip.com International Ltd., ADR*	15,598	718,756
Dongfeng Motor Group Co. Ltd., Class H	112,185	141,055
ENN Energy Holdings Ltd.	31,337	228,503
Fosun International Ltd.	106,569	221,048
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	20,906	80,303
Geely Automobile Holdings Ltd.	197,956	689,411
GF Securities Co. Ltd., Class H	56,892	114,073
GOME Retail Holdings Ltd. (a)	304,074	34,261
Great Wall Motor Co. Ltd., Class H	128,171	149,995
Guangzhou Automobile Group Co. Ltd., Class H	86,948	218,201
Guangzhou R&F Properties Co. Ltd., Class H	39,882	85,277
Haitian International Holdings Ltd.	26,401	77,241
Haitong Securities Co. Ltd., Class H	133,942	199,623
Hengan International Group Co. Ltd.	29,895	291,480
Huaneng Power International, Inc., Class H	174,930	111,989
Huaneng Renewables Corp. Ltd., Class H	197,017	62,812
Huatai Securities Co. Ltd., Class H, 144A	67,533	136,620
Industrial & Commercial Bank of China Ltd., Class H	2,998,591	2,330,486
JD.com, Inc., ADR*	26,327	985,946
Jiangsu Expressway Co. Ltd., Class H	50,534	69,232
Jiangxi Copper Co. Ltd., Class H	51,639	80,399
Kingsoft Corp. Ltd.	32,432	92,187
Lenovo Group Ltd.	298,585	169,743

	Number of Shares	Value
China (Continued)
Longfor Properties Co. Ltd.	60,395	$141,821
Meitu, Inc., 144A*	49,360	71,542
Momo, Inc., ADR*	4,559	109,416
NetEase, Inc., ADR	3,210	1,055,159
New China Life Insurance Co. Ltd., Class H	32,073	204,508
New Oriental Education & Technology Group, Inc., ADR	5,355	454,425
People’s Insurance Co. Group of China Ltd., Class H	288,677	148,586
PetroChina Co. Ltd., Class H	841,161	565,430
PICC Property & Casualty Co. Ltd., Class H	190,200	360,423
Ping An Insurance Group Co. of China Ltd., Class H	211,424	2,084,422
Semiconductor Manufacturing International Corp.*(a)	114,310	159,533
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	77,895	53,359
Shanghai Electric Group Co. Ltd., Class H*	116,787	45,757
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,013	96,604
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	37,900	56,206
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,505	71,608
Shenzhou International Group Holdings Ltd.	30,864	278,601
Sihuan Pharmaceutical Holdings Group Ltd.	156,806	55,212
SINA Corp.*	2,346	229,368
Sino-Ocean Group Holding Ltd.	124,283	77,815
Sinopec Shanghai Petrochemical Co. Ltd., Class H	144,525	85,677
Sinopharm Group Co. Ltd., Class H	49,326	193,890
SOHO China Ltd.	86,005	48,673
Sunac China Holdings Ltd.	85,029	391,932
Sunny Optical Technology Group Co. Ltd.	28,491	474,233
TAL Education Group, ADR	11,613	323,770
Tencent Holdings Ltd.	231,180	11,780,778
Tingyi Cayman Islands Holding Corp.	81,114	127,537
TravelSky Technology Ltd., Class H	38,564	105,419
Tsingtao Brewery Co. Ltd., Class H	14,900	60,476
Vipshop Holdings Ltd., ADR*	16,791	138,190
Want Want China Holdings Ltd.	206,992	162,198
Weibo Corp., ADR*	1,918	208,218
Weichai Power Co. Ltd., Class H	81,879	91,313
Yanzhou Coal Mining Co. Ltd., Class H	76,685	71,578
Yum China Holdings, Inc.	15,501	632,906
YY, Inc., ADR*(a)	1,817	187,496
Zhejiang Expressway Co. Ltd., Class H	58,960	70,660
Zhuzhou CRRC Times Electric Co. Ltd., Class H	22,635	129,982
Zijin Mining Group Co. Ltd., Class H	237,232	82,316

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
ZTE Corp., Class H*	29,677	$103,165

		56,284,164

Colombia — 0.3%
Bancolombia SA	10,004	96,176
Cementos Argos SA	19,048	66,935
Ecopetrol SA	204,031	118,367
Grupo Argos SA	9,322	63,290
Grupo de Inversiones Suramericana SA	9,697	125,372
Interconexion Electrica SA ESP	16,034	73,353

		543,493

Czech Republic — 0.2%
CEZ AS	6,675	152,709
Komercni banka AS	2,773	116,227
Moneta Money Bank AS, 144A	17,051	61,490
O2 Czech Republic AS	2,565	32,025

		362,451

Egypt — 0.1%
Commercial International Bank Egypt SAE	42,944	182,972
Egyptian Financial Group-Hermes Holding Co.	20,339	27,951
Global Telecom Holding SAE*	86,767	36,851

		247,774

Greece — 0.3%
Alpha Bank AE*	58,349	113,203
Eurobank Ergasias SA*	76,838	62,190
FF Group*	1,638	30,278
Hellenic Telecommunications Organization SA	10,131	122,393
JUMBO SA	4,219	63,775
National Bank of Greece SA*	226,949	70,233
OPAP SA	9,235	112,668
Piraeus Bank SA*	11,736	32,966
Titan Cement Co. SA	1,908	47,055

		654,761

Hong Kong — 3.6%
Alibaba Health Information Technology Ltd.*	135,346	66,718
Alibaba Pictures Group Ltd.*(a)	521,746	70,144
Beijing Enterprises Holdings Ltd.	21,528	124,039
Beijing Enterprises Water Group Ltd.*	198,773	155,249
Brilliance China Automotive Holdings Ltd.	125,041	328,206
China Everbright International Ltd.	101,952	136,804
China Everbright Ltd.	38,328	85,488
China Gas Holdings Ltd.	72,167	221,764
China Jinmao Holdings Group Ltd.	154,452	69,809
China Merchants Port Holdings Co. Ltd.	43,988	113,488
China Mobile Ltd.	249,638	2,533,090
China Overseas Land & Investment Ltd.	146,503	465,199
China Resources Beer Holdings Co. Ltd.	67,077	184,222
China Resources Gas Group Ltd.	36,785	142,003
China Resources Land Ltd.	114,642	329,534

	Number of Shares	Value
Hong Kong (Continued)
China Resources Power Holdings Co. Ltd.	79,525	$149,679
China State Construction International Holdings Ltd.	83,515	108,428
China Taiping Insurance Holdings Co. Ltd.	66,880	252,615
China Unicom Hong Kong Ltd.*	240,611	348,741
CITIC Ltd.	214,048	303,115
COSCO SHIPPING Ports Ltd.	69,939	70,475
Far East Horizon Ltd.	81,684	74,466
Fullshare Holdings Ltd.*	285,544	119,553
GCL-Poly Energy Holdings Ltd.*	552,900	89,198
Guangdong Investment Ltd.	116,579	156,729
Haier Electronics Group Co. Ltd.*	51,954	139,029
Hanergy Thin Film Power Group Ltd.*(b)	792,724	0
Kingboard Chemical Holdings Ltd.	24,275	139,244
Kunlun Energy Co. Ltd.	136,260	117,764
Lee & Man Paper Manufacturing Ltd.	58,893	68,996
Nine Dragons Paper Holdings Ltd.	67,613	112,196
Shanghai Industrial Holdings Ltd.	20,222	57,092
Shimao Property Holdings Ltd.	49,020	95,779
Sino Biopharmaceutical Ltd.	183,902	240,646
Sun Art Retail Group Ltd.	98,622	96,473

		7,765,975

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	15,720	182,252
OTP Bank PLC	9,436	360,654
Richter Gedeon Nyrt	5,783	149,436

		692,342

India — 8.4%
ACC Ltd.	1,862	48,164
Adani Ports & Special Economic Zone Ltd.	29,973	185,007
Ambuja Cements Ltd.	24,635	100,290
Ashok Leyland Ltd.	47,074	86,037
Asian Paints Ltd.	11,899	211,619
Aurobindo Pharma Ltd.	10,892	117,037
Axis Bank Ltd., GDR	10,996	451,386
Axis Bank Ltd.	12,265	101,841
Bajaj Auto Ltd.	3,470	177,886
Bajaj Finance Ltd.	6,819	182,642
Bajaj Finserv Ltd.	1,582	127,927
Bharat Forge Ltd.	8,668	93,180
Bharat Heavy Electricals Ltd.	36,438	51,990
Bharat Petroleum Corp. Ltd.	31,398	245,346
Bharti Airtel Ltd.	49,588	381,792
Bharti Infratel Ltd.	25,852	153,837
Bosch Ltd.	306	96,497
Britannia Industries Ltd.	929	69,381
Cadila Healthcare Ltd.	8,464	56,280
Cipla Ltd.	14,303	133,292
Coal India Ltd.	28,237	120,778
Container Corp. of India Ltd.	1,710	34,688
Dabur India Ltd.	21,853	116,687
Dr. Reddy’s Laboratories Ltd., ADR (a)	4,799	168,061
Eicher Motors Ltd.	551	255,881
GAIL India Ltd.	20,983	152,426

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
India (Continued)
Glenmark Pharmaceuticals Ltd.	5,715	$49,997
Godrej Consumer Products Ltd.	9,860	147,028
Grasim Industries Ltd.	13,070	237,137
Havells India Ltd.	10,339	81,663
HCL Technologies Ltd.	21,509	282,873
Hero MotoCorp Ltd.	2,062	116,200
Hindalco Industries Ltd.	48,237	179,879
Hindustan Petroleum Corp. Ltd.	25,068	162,001
Hindustan Unilever Ltd.	25,339	500,041
Housing Development Finance Corp. Ltd.	60,458	1,571,177
ICICI Bank Ltd.	64,498	307,636
ICICI Bank Ltd., ADR	15,366	146,592
Idea Cellular Ltd.*	59,633	87,350
IDFC Bank Ltd.	56,193	47,844
Indiabulls Housing Finance Ltd.	13,144	245,808
Indian Oil Corp. Ltd.	24,098	147,062
Infosys Ltd., ADR	44,765	696,543
Infosys Ltd.	29,013	439,200
ITC Ltd.	135,433	537,804
JSW Steel Ltd.	34,982	138,262
Larsen & Toubro Ltd.	17,148	323,533
LIC Housing Finance Ltd.	12,310	111,034
Lupin Ltd.	9,148	116,010
Mahindra & Mahindra Financial Services Ltd.	11,524	78,352
Mahindra & Mahindra Ltd.	15,408	336,106
Marico Ltd.	18,674	88,620
Maruti Suzuki India Ltd.	4,159	554,647
Motherson Sumi Systems Ltd.	26,116	147,915
Nestle India Ltd.	955	113,503
NTPC Ltd.	68,193	191,581
Oil & Natural Gas Corp. Ltd.	53,065	148,669
Petronet LNG Ltd.	15,484	60,418
Piramal Enterprises Ltd.	3,215	138,305
Power Finance Corp. Ltd.	26,199	49,103
Reliance Industries Ltd., GDR, 144A	53,024	1,476,718
Rural Electrification Corp. Ltd.	28,580	68,281
Shree Cement Ltd.	347	92,548
Shriram Transport Finance Co. Ltd.	6,096	125,508
Siemens Ltd.	2,944	54,682
State Bank of India	70,420	349,861
Sun Pharmaceutical Industries Ltd.	39,684	332,310
Tata Consultancy Services Ltd.	18,419	753,271
Tata Motors Ltd., ADR*	13,000	405,470
Tata Motors Ltd., Class A*	14,640	52,550
Tata Power Co. Ltd.	45,859	67,352
Tata Steel Ltd.	12,449	134,018
Tech Mahindra Ltd.	19,324	146,623
Titan Co. Ltd.	12,847	163,158
UltraTech Cement Ltd.	3,633	236,855
United Spirits Ltd.*	2,403	122,410
UPL Ltd.	14,672	166,414
Vakrangee Ltd.	8,105	89,686
Vedanta Ltd.	61,498	281,786
Wipro Ltd.	9,741	44,097
Wipro Ltd., ADR	36,596	197,252
Yes Bank Ltd.	69,765	332,055

	Number of Shares	Value
India (Continued)
Zee Entertainment Enterprises Ltd.	21,845	$192,482

		18,385,232

Indonesia — 2.1%
PT Adaro Energy Tbk	606,095	76,176
PT AKR Corporindo Tbk	74,283	34,873
PT Astra International Tbk	837,002	493,501
PT Bank Central Asia Tbk	407,812	613,557
PT Bank Danamon Indonesia Tbk	138,718	51,535
PT Bank Mandiri Persero Tbk	771,894	422,299
PT Bank Negara Indonesia Persero Tbk	312,029	186,858
PT Bank Rakyat Indonesia Persero Tbk	2,321,345	550,903
PT Bank Tabungan Negara Persero Tbk	146,130	34,572
PT Bumi Serpong Damai Tbk	318,353	38,835
PT Charoen Pokphand Indonesia Tbk	305,140	65,874
PT Gudang Garam Tbk	19,893	112,547
PT Hanjaya Mandala Sampoerna Tbk	384,797	116,640
PT Indocement Tunggal Prakarsa Tbk	80,504	109,662
PT Indofood CBP Sukses Makmur Tbk	96,448	60,253
PT Indofood Sukses Makmur Tbk	181,545	98,316
PT Jasa Marga Persero Tbk	90,039	42,437
PT Kalbe Farma Tbk	872,261	103,180
PT Lippo Karawaci Tbk	572,579	24,341
PT Matahari Department Store Tbk	102,562	80,375
PT Media Nusantara Citra Tbk	236,123	22,694
PT Pakuwon Jati Tbk	896,165	41,078
PT Perusahaan Gas Negara Persero Tbk	451,096	56,695
PT Semen Indonesia Persero Tbk	132,753	92,258
PT Surya Citra Media Tbk	252,446	41,060
PT Telekomunikasi Indonesia Persero Tbk	2,032,672	623,657
PT Tower Bersama Infrastructure Tbk	84,320	35,533
PT Unilever Indonesia Tbk	57,455	209,414
PT United Tractors Tbk	69,411	171,911
PT Waskita Karya Persero Tbk	196,454	30,646
PT XL Axiata Tbk*	132,593	30,193

		4,671,873

Malaysia — 2.3%
AirAsia Bhd	63,170	48,503
Alliance Bank Malaysia Bhd	41,351	37,311
AMMB Holdings Bhd	68,746	69,763
Astro Malaysia Holdings Bhd	65,000	45,140
Axiata Group Bhd	103,708	135,167
British American Tobacco Malaysia Bhd	5,642	51,571
CIMB Group Holdings Bhd	179,970	266,247
Dialog Group Bhd	112,036	66,024
DiGi.Com Bhd	128,560	145,866
Felda Global Ventures Holdings Bhd	60,100	26,747
Gamuda Bhd	70,300	84,061
Genting Bhd	94,567	203,494
Genting Malaysia Bhd	123,034	153,134
Genting Plantations Bhd	10,300	26,446
HAP Seng Consolidated Bhd	25,451	60,181
Hartalega Holdings Bhd	26,801	62,653
Hong Leong Bank Bhd	26,541	98,259
Hong Leong Financial Group Bhd	9,900	38,879

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
IHH Healthcare Bhd	85,335	$117,689
IJM Corp. Bhd	119,764	90,493
IOI Corp. Bhd	93,394	101,855
IOI Properties Group Bhd	68,788	31,791
Kuala Lumpur Kepong Bhd	19,787	117,962
Malayan Banking Bhd	186,363	421,533
Malaysia Airports Holdings Bhd	34,400	69,397
Maxis Bhd	77,396	112,229
MISC Bhd	55,400	95,506
Nestle Malaysia Bhd	2,200	52,344
Petronas Chemicals Group Bhd	102,824	186,061
Petronas Dagangan Bhd	10,604	62,750
Petronas Gas Bhd	29,035	112,746
PPB Group Bhd	19,519	79,517
Press Metal Aluminium Holdings Bhd	49,700	63,196
Public Bank Bhd	117,222	570,416
RHB Bank Bhd	32,553	39,005
RHB Bank Bhd (b)	19,600	0
Sapura Energy Bhd	179,258	54,792
Sime Darby Bhd	98,123	56,386
Sime Darby Plantation Bhd*	98,123	120,209
Sime Darby Property Bhd*	98,123	28,793
SP Setia Bhd Group	23,000	19,628
Telekom Malaysia Bhd	46,945	69,221
Tenaga Nasional Bhd	128,505	485,802
UMW Holdings Bhd*	19,264	24,825
Westports Holdings Bhd	42,007	35,335
YTL Corp. Bhd	184,198	52,699
YTL Power International Bhd	86,206	24,242

		4,915,868

Malta — 0.0%
Brait SE *	15,270	51,427

Mexico — 2.9%
Alfa SAB de CV, Class A	128,640	143,377
America Movil SAB de CV, Series L	1,356,306	1,163,786
Arca Continental SAB de CV	18,241	124,911
Cemex SAB de CV, Series CPO*	579,982	443,814
Coca-Cola Femsa SAB de CV, Series L	21,495	147,609
El Puerto de Liverpool SAB de CV, Class C1	7,961	53,999
Fibra Uno Administracion SA de CV REIT	123,232	192,567
Fomento Economico Mexicano SAB de CV	75,136	678,416
Gentera SAB de CV	40,660	37,310
Gruma SAB de CV, Class B	8,948	110,938
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,790	147,216
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,592	153,922
Grupo Bimbo SAB de CV, Series A	68,072	158,718
Grupo Carso SAB de CV, Series A1	18,719	59,617
Grupo Financiero Banorte SAB de CV, Class O	100,630	590,221
Grupo Financiero Inbursa SAB de CV, Class O	95,950	169,501

	Number of Shares	Value
Mexico (Continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	75,553	$122,562
Grupo Lala SAB de CV	25,596	38,830
Grupo Mexico SAB de CV, Series B	149,835	469,000
Grupo Televisa SAB, Series CPO	101,113	379,707
Industrias Penoles SAB de CV	5,754	120,711
Infraestructura Energetica Nova SAB de CV	22,204	121,332
Kimberly-Clark de Mexico SAB de CV, Class A	63,028	112,695
Mexichem SAB de CV	43,420	112,935
Promotora y Operadora de Infraestructura SAB de CV	9,435	94,886
Wal-Mart de Mexico SAB de CV	208,147	490,568

		6,439,148

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	7,868	110,073
Credicorp Ltd.	2,735	577,167
Southern Copper Corp.	3,514	147,764

		835,004

Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	81,570	113,607
Aboitiz Power Corp.	60,546	47,283
Alliance Global Group, Inc.*	179,876	55,974
Ayala Corp.	10,301	209,053
Ayala Land, Inc.	304,504	259,307
Bank of the Philippine Islands	32,509	66,557
BDO Unibank, Inc.	68,055	197,693
DMCI Holdings, Inc.	164,724	49,293
Globe Telecom, Inc.	1,394	50,757
GT Capital Holdings, Inc.	3,606	82,509
International Container Terminal Services, Inc.	20,982	44,210
JG Summit Holdings, Inc.	118,492	162,202
Jollibee Foods Corp.	18,073	87,596
Manila Electric Co.	9,270	58,099
Megaworld Corp.	470,000	49,936
Metro Pacific Investments Corp.	586,227	78,148
Metropolitan Bank & Trust Co.	29,334	55,913
PLDT, Inc.	3,576	105,373
Robinsons Land Corp.	67,910	30,942
Security Bank Corp.	9,095	45,240
SM Investments Corp.	10,093	194,791
SM Prime Holdings, Inc.	358,591	258,990
Universal Robina Corp.	36,459	96,479

		2,399,952

Poland — 1.3%
Alior Bank SA*	3,743	76,407
Bank Handlowy w Warszawie SA	1,348	27,880
Bank Millennium SA*	25,081	58,340
Bank Pekao SA	6,515	236,268
Bank Zachodni WBK SA	1,490	156,196
CCC SA	1,131	76,857
CD Projekt SA	2,620	75,344
Cyfrowy Polsat SA	9,733	68,746

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Poland (Continued)
Dino Polska SA, 144A*	1,376	$28,397
Grupa Azoty SA	1,845	37,271
Grupa Lotos SA	3,823	60,992
Jastrzebska Spolka Weglowa SA*	2,185	55,350
KGHM Polska Miedz SA	5,792	175,259
LPP SA	53	122,741
mBank SA*	609	81,095
Orange Polska SA*	28,645	44,231
PGE Polska Grupa Energetyczna SA*	34,790	117,591
PLAY Communications SA, 144A*	3,489	35,705
Polski Koncern Naftowy ORLEN SA	12,383	388,728
Polskie Gornictwo Naftowe i Gazownictwo SA	73,195	125,049
Powszechna Kasa Oszczednosci Bank Polski SA*	37,322	447,287
Powszechny Zaklad Ubezpieczen SA	25,083	315,816
Synthos SA	21,890	29,459
Tauron Polska Energia SA*	43,484	38,192

		2,879,201

Qatar — 0.5%
Barwa Real Estate Co.	4,023	30,936
Commercial Bank QSC*	8,408	62,115
Doha Bank QPSC	6,279	44,335
Ezdan Holding Group QSC	32,906	72,296
Industries Qatar QSC	6,402	156,039
Masraf Al Rayan QSC	15,196	141,683
Ooredoo QSC	3,524	77,327
Qatar Electricity & Water Co. QSC	1,135	50,499
Qatar Gas Transport Co. Ltd.	11,223	42,688
Qatar Insurance Co. SAQ	5,750	58,586
Qatar Islamic Bank SAQ	2,440	60,999
Qatar National Bank QPSC	9,547	306,762

		1,104,265

Romania — 0.1%
NEPI Rockcastle PLC	15,556	242,000

Russia — 3.2%
Alrosa PJSC	106,593	141,984
Gazprom PJSC, ADR	47,870	213,955
Gazprom PJSC	333,269	753,361
Inter RAO UES PJSC	1,295,138	81,650
LUKOIL PJSC	7,182	404,494
LUKOIL PJSC, ADR	10,162	564,499
Magnit PJSC, GDR	14,071	371,756
Magnitogorsk Iron & Steel Works PJSC	83,165	62,495
MMC Norilsk Nickel PJSC	2,488	420,313
Mobile TeleSystems PJSC, ADR	20,659	214,234
Moscow Exchange MICEX-RTS PJSC	61,246	130,171
Novatek PJSC, GDR	3,619	410,033
Novolipetsk Steel PJSC	49,565	112,127
PhosAgro PJSC, GDR	4,817	72,255
Polyus PJSC	1,025	86,124
Rosneft Oil Co. PJSC, GDR	49,127	242,344
RusHydro PJSC	3,993,083	55,600
Sberbank of Russia PJSC	440,359	1,689,951
Severstal PJSC	1,600	25,289

	Number of Shares	Value
Russia (Continued)
Severstal PJSC, GDR	7,150	$111,111
Surgutneftegas OJSC, ADR	31,539	144,890
Tatneft PJSC	60,968	476,293
VTB Bank PJSC, GDR	115,442	206,641

		6,991,570

South Africa — 6.4%
Anglo American Platinum Ltd.*	2,229	59,181
AngloGold Ashanti Ltd.	16,879	175,743
Aspen Pharmacare Holdings Ltd.	16,045	357,400
Barclays Africa Group Ltd.	28,303	325,603
Bid Corp. Ltd.	14,004	301,247
Bidvest Group Ltd.	14,018	195,588
Capitec Bank Holdings Ltd.	1,743	125,154
Coronation Fund Managers Ltd. (a)	9,399	49,548
Discovery Ltd.	14,713	176,695
Exxaro Resources Ltd.	9,953	106,997
FirstRand Ltd.	131,460	540,122
Fortress REIT Ltd., Class A REIT	43,639	54,887
Fortress REIT Ltd., Class B REIT	33,092	101,701
Foschini Group Ltd.	9,547	109,984
Gold Fields Ltd.	33,973	144,141
Growthpoint Properties Ltd. REIT	87,772	159,993
Hyprop Investments Ltd. REIT	10,272	80,326
Imperial Holdings Ltd.	6,307	104,517
Investec Ltd.	11,206	77,654
Kumba Iron Ore Ltd.	2,409	57,135
Liberty Holdings Ltd.	5,534	46,862
Life Healthcare Group Holdings Ltd.	53,624	102,087
MMI Holdings Ltd.	39,070	57,202
Mondi Ltd.	4,894	116,000
Mr Price Group Ltd. (a)	10,138	153,759
MTN Group Ltd.	67,187	633,267
Naspers Ltd., Class N	17,712	4,762,429
Nedbank Group Ltd.	9,228	155,628
Netcare Ltd.	42,329	69,442
Pick n Pay Stores Ltd.	15,150	70,310
Pioneer Foods Group Ltd.	5,957	56,899
PSG Group Ltd.	3,829	80,941
Rand Merchant Investment Holdings Ltd.	28,042	86,733
Redefine Properties Ltd. REIT	215,625	159,105
Remgro Ltd.	21,886	341,495
Resilient REIT Ltd. REIT	11,619	123,959
RMB Holdings Ltd.	29,191	142,433
Sanlam Ltd.	52,671	300,549
Sappi Ltd.	23,005	163,190
Sasol Ltd.	21,871	685,711
Shoprite Holdings Ltd.	18,493	307,228
Sibanye Gold Ltd. (a)	71,648	98,056
SPAR Group Ltd. (a)	8,429	116,648
Standard Bank Group Ltd.	51,202	645,858
Steinhoff International Holdings NV	115,063	471,997
Telkom SA SOC Ltd. (a)	11,543	41,711
Tiger Brands Ltd.	6,849	208,476
Truworths International Ltd. (a)	18,996	110,832
Vodacom Group Ltd. (a)	24,837	262,695
Woolworths Holdings Ltd.	41,149	174,017

		14,049,135

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
South Korea — 14.3%
Amorepacific Corp.	1,272	$361,174
AMOREPACIFIC Group	1,211	164,137
BGF retail Co. Ltd. (b)	1,015	73,776
BNK Financial Group, Inc.	10,969	95,856
Celltrion Healthcare Co. Ltd.*	1,235	98,959
Celltrion, Inc.*	3,202	588,762
Cheil Worldwide, Inc.	2,968	54,819
CJ CheilJedang Corp.	328	120,862
CJ Corp.	601	107,967
CJ E&M Corp.	782	61,798
CJ Logistics Corp.*	332	46,372
Coway Co. Ltd.	2,210	194,752
Daelim Industrial Co. Ltd.	1,189	90,356
Daewoo Engineering & Construction Co. Ltd.*	5,464	28,167
DB Insurance Co. Ltd.	2,048	128,912
DGB Financial Group, Inc.	7,281	66,772
Dongsuh Cos., Inc.	1,444	39,608
Doosan Bobcat, Inc.	1,485	48,511
Doosan Heavy Industries & Construction Co. Ltd.	2,413	36,364
E-MART, Inc.	867	217,895
GS Engineering & Construction Corp.*	2,053	51,408
GS Holdings Corp.	2,117	118,859
GS Retail Co. Ltd.	1,114	40,435
Hana Financial Group, Inc.	11,834	515,987
Hankook Tire Co. Ltd.	3,075	151,454
Hanmi Pharm. Co. Ltd.*	251	131,237
Hanmi Science Co. Ltd.*	517	54,159
Hanon Systems	7,724	93,689
Hanssem Co. Ltd.	435	73,349
Hanwha Chemical Corp.	4,593	123,451
Hanwha Corp.	1,984	75,659
Hanwha Life Insurance Co. Ltd.	10,754	73,719
Hanwha Techwin Co. Ltd. *	1,535	49,721
Hotel Shilla Co. Ltd.	1,373	106,862
Hyosung Corp.	873	108,298
Hyundai Department Store Co. Ltd.	662	59,493
Hyundai Development Co.-Engineering & Construction	2,497	94,993
Hyundai Engineering & Construction Co. Ltd.	3,286	105,834
Hyundai Glovis Co. Ltd.	823	110,792
Hyundai Heavy Industries Co. Ltd.*	1,305	177,478
Hyundai Marine & Fire Insurance Co. Ltd.	2,587	103,171
Hyundai Mobis Co. Ltd.	2,743	689,373
Hyundai Motor Co.	6,181	934,321
Hyundai Robotics Co. Ltd.*	410	150,324
Hyundai Steel Co.	3,310	182,495
Hyundai Wia Corp.	718	44,667
Industrial Bank of Korea	10,420	152,243
ING Life Insurance Korea Ltd., 144A	1,099	54,735
Kakao Corp.	1,403	175,979
Kangwon Land, Inc.	4,434	151,365
KB Financial Group, Inc.	15,993	880,295
KCC Corp.	238	84,309
KEPCO Plant Service & Engineering Co. Ltd.	930	32,218

	Number of Shares	Value
South Korea (Continued)
Kia Motors Corp.	10,226	$316,200
Korea Aerospace Industries Ltd.	2,818	129,733
Korea Electric Power Corp.	10,618	365,886
Korea Gas Corp.*	1,300	52,860
Korea Investment Holdings Co. Ltd.	1,614	101,148
Korea Zinc Co. Ltd.	352	157,361
Korean Air Lines Co. Ltd.*	1,942	55,945
KT&G Corp.	4,671	523,650
Kumho Petrochemical Co. Ltd.	755	62,023
LG Chem Ltd.	1,829	701,684
LG Corp.	3,584	299,696
LG Display Co. Ltd.	9,664	274,402
LG Electronics, Inc.	4,236	350,324
LG Household & Health Care Ltd.	387	417,139
LG Innotek Co. Ltd.	586	86,695
Lotte Chemical Corp.	639	210,211
Lotte Corp.	1,204	68,041
Lotte Shopping Co. Ltd.	466	89,924
Medy-Tox, Inc.	176	75,365
Mirae Asset Daewoo Co. Ltd.	15,335	144,437
NAVER Corp.	1,122	824,810
NCSoft Corp.	726	291,201
Neoplux Co. Ltd.*(b)	5	0
Netmarble Games Corp., 144A*	702	109,017
NH Investment & Securities Co. Ltd.	5,820	72,733
OCI Co. Ltd.	717	80,051
Orion Corp.*	1,031	108,476
Ottogi Corp.	48	35,021
Pan Ocean Co. Ltd.*	8,836	44,657
POSCO	2,907	894,872
Posco Daewoo Corp.	1,768	30,137
S-1 Corp.	708	65,059
Samsung Biologics Co. Ltd., 144A*	686	215,902
Samsung C&T Corp.	2,970	360,248
Samsung Card Co. Ltd.	1,201	42,158
Samsung Electro-Mechanics Co. Ltd.	2,319	213,094
Samsung Electronics Co. Ltd.	3,949	9,217,055
Samsung Fire & Marine Insurance Co. Ltd.	1,283	306,529
Samsung Heavy Industries Co. Ltd.*	10,732	117,847
Samsung Life Insurance Co. Ltd.	2,896	340,628
Samsung SDI Co. Ltd.	2,193	427,214
Samsung SDS Co. Ltd.	1,441	248,939
Samsung Securities Co. Ltd.	1,861	62,247
Shinhan Financial Group Co. Ltd.	17,102	760,613
Shinsegae Inc.	326	85,975
SK Holdings Co. Ltd.	1,308	350,963
SK Hynix, Inc.	23,565	1,663,030
SK Innovation Co. Ltd.	2,576	488,807
SK Networks Co. Ltd.	5,888	34,898
SK Telecom Co. Ltd.	838	203,292
S-Oil Corp.	1,861	204,355
Woori Bank	15,250	227,016
Yuhan Corp.	339	68,532

		31,256,291

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Taiwan — 11.2%
Acer, Inc.*	121,021	$82,714
Advanced Semiconductor Engineering, Inc.	277,826	359,857
Advantech Co. Ltd.	14,400	96,019
Airtac International Group	4,679	79,715
Asia Cement Corp.	86,765	80,563
Asia Pacific Telecom Co. Ltd.*	87,141	29,198
Asustek Computer, Inc.	29,179	268,501
AU Optronics Corp.	358,181	152,257
Catcher Technology Co. Ltd.	27,353	294,560
Cathay Financial Holding Co. Ltd.	327,715	564,875
Chailease Holding Co. Ltd.	48,380	140,330
Chang Hwa Commercial Bank Ltd.	194,619	105,440
Cheng Shin Rubber Industry Co. Ltd.	80,424	137,821
Chicony Electronics Co. Ltd.	24,836	65,911
China Airlines Ltd.*	108,591	41,816
China Development Financial Holding Corp.	557,344	174,669
China Life Insurance Co. Ltd.	101,773	95,855
China Steel Corp.	520,533	425,187
Chunghwa Telecom Co. Ltd.	152,160	525,057
Compal Electronics, Inc.	173,812	120,244
CTBC Financial Holding Co. Ltd.	702,371	468,341
Delta Electronics, Inc.	80,559	366,617
E.Sun Financial Holding Co. Ltd.	366,570	226,708
Eclat Textile Co. Ltd.	7,378	66,046
Eva Airways Corp.	86,287	43,440
Evergreen Marine Corp. Taiwan Ltd.*	80,889	45,442
Far Eastern New Century Corp.	132,812	113,134
Far EasTone Telecommunications Co. Ltd.	66,024	157,389
Feng TAY Enterprise Co. Ltd.	13,814	57,800
First Financial Holding Co. Ltd.	378,876	243,161
Formosa Chemicals & Fibre Corp.	121,183	367,662
Formosa Petrochemical Corp.	55,148	194,895
Formosa Plastics Corp.	165,502	499,916
Formosa Taffeta Co. Ltd.	31,350	31,409
Foxconn Technology Co. Ltd.	38,020	105,717
Fubon Financial Holding Co. Ltd.	275,778	450,987
General Interface Solution Holding Ltd.	7,000	55,194
Giant Manufacturing Co. Ltd.	12,409	62,057
Globalwafers Co. Ltd.	9,179	123,482
Highwealth Construction Corp.	33,772	44,926
Hiwin Technologies Corp.	8,692	95,776
Hon Hai Precision Industry Co. Ltd.	636,963	2,123,635
Hotai Motor Co. Ltd.	11,295	130,672
HTC Corp.*	27,195	61,110
Hua Nan Financial Holdings Co. Ltd.	296,913	162,840
Innolux Corp.	370,384	161,767
Inventec Corp.	107,607	80,721
Largan Precision Co. Ltd.	3,569	611,611
Lite-On Technology Corp.	87,492	107,491
Macronix International*	72,013	113,803
MediaTek, Inc.	60,936	662,304
Mega Financial Holding Co. Ltd.	449,900	354,742
Micro-Star International Co. Ltd.	27,950	68,305
Nan Ya Plastics Corp.	189,889	478,616

	Number of Shares	Value
Taiwan (Continued)
Nanya Technology Corp.	28,416	$73,707
Nien Made Enterprise Co. Ltd.	6,057	55,534
Novatek Microelectronics Corp.	23,907	91,263
Pegatron Corp.	80,378	183,031
Phison Electronics Corp.	6,109	61,917
Pou Chen Corp.	91,392	109,692
Powertech Technology, Inc.	29,000	87,984
President Chain Store Corp.	23,642	223,856
Quanta Computer, Inc.	111,809	229,254
Realtek Semiconductor Corp.	19,958	74,192
Ruentex Development Co. Ltd.*	38,025	39,554
Ruentex Industries Ltd.*	23,360	38,824
Shin Kong Financial Holding Co. Ltd.	343,779	117,481
Siliconware Precision Industries Co. Ltd.	86,586	144,339
SinoPac Financial Holdings Co. Ltd.	434,089	135,029
Standard Foods Corp.	24,592	61,574
Synnex Technology International Corp.	58,626	79,356
TaiMed Biologics, Inc.*	7,205	44,079
Taishin Financial Holding Co. Ltd.	390,085	175,573
Taiwan Business Bank	138,036	38,060
Taiwan Cement Corp.	143,065	160,026
Taiwan Cooperative Financial Holding Co. Ltd.	327,992	178,791
Taiwan High Speed Rail Corp.	69,823	55,870
Taiwan Mobile Co. Ltd.	66,485	238,286
Taiwan Semiconductor Manufacturing Co. Ltd.	1,002,013	7,550,008
Teco Electric and Machinery Co. Ltd.	78,676	77,118
Uni-President Enterprises Corp.	199,718	424,153
United Microelectronics Corp.	495,937	252,979
Vanguard International Semiconductor Corp.	33,763	80,372
Wistron Corp.	107,198	82,559
WPG Holdings Ltd.	64,158	87,058
Yageo Corp.	8,452	94,681
Yuanta Financial Holding Co. Ltd.	421,740	195,445
Zhen Ding Technology Holding Ltd.	19,269	47,090

		24,367,040

Thailand — 2.2%
Advanced Info Service PCL, NVDR	42,974	229,607
Airports of Thailand PCL, NVDR	177,500	338,315
Bangkok Bank PCL, NVDR	11,346	69,306
Bangkok Dusit Medical Services PCL, NVDR	160,300	104,543
Bangkok Expressway & Metro PCL, NVDR	309,800	75,411
Banpu PCL, NVDR	81,300	42,567
BEC World PCL, NVDR	42,984	19,610
Berli Jucker PCL, NVDR	49,700	88,261
BTS Group Holdings PCL, NVDR	241,600	61,029
Bumrungrad Hospital PCL, NVDR	14,900	91,015
Central Pattana PCL, NVDR	55,600	137,042
Charoen Pokphand Foods PCL, NVDR	129,143	93,318
CP ALL PCL, NVDR	204,200	456,418
Delta Electronics Thailand PCL, NVDR	23,602	60,884
Electricity Generating PCL, NVDR	5,200	34,231

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Energy Absolute PCL, NVDR	46,600	$64,920
Glow Energy PCL, NVDR	21,000	56,101
Home Product Center PCL, NVDR	163,200	62,961
Indorama Ventures PCL, NVDR	59,497	89,264
IRPC PCL, NVDR	413,980	78,588
Kasikornbank PCL, NVDR	76,679	532,950
KCE Electronics PCL, NVDR	11,200	28,292
Krung Thai Bank PCL, NVDR	146,606	86,635
Minor International PCL, NVDR	89,500	119,205
PTT Exploration & Production PCL, NVDR	60,913	170,187
PTT Global Chemical PCL, NVDR	89,600	218,102
PTT PCL	15,200	191,745
PTT PCL, NVDR	25,898	326,699
Robinson PCL, NVDR	20,600	46,675
Siam Cement PCL	17,658	257,355
Siam Commercial Bank PCL, NVDR	72,998	340,851
Thai Oil PCL, NVDR	33,857	96,408
Thai Union Group PCL, NVDR	78,700	44,338
TMB Bank PCL, NVDR	543,700	46,612
True Corp. PCL, NVDR*	414,200	72,288

		4,831,733

Turkey — 1.0%
Akbank TAS	90,974	208,855
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,571	51,130
Arcelik AS	9,781	49,481
Aselsan Elektronik Sanayi Ve Ticaret AS	8,268	70,309
BIM Birlesik Magazalar AS	8,788	162,367
Coca-Cola Icecek AS	3,154	28,206
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	78,571	49,359
Eregli Demir ve Celik Fabrikalari TAS	57,892	127,289
Ford Otomotiv Sanayi AS	2,903	40,811
Haci Omer Sabanci Holding AS	37,971	98,615
KOC Holding AS	31,458	132,471
Petkim Petrokimya Holding AS	27,915	46,479
TAV Havalimanlari Holding AS	3,522	17,556
Tofas Turk Otomobil Fabrikasi AS	5,167	41,168
Tupras Turkiye Petrol Rafinerileri AS	5,183	160,418
Turk Hava Yollari AO*	22,827	71,467
Turk Telekomunikasyon AS*	21,712	31,549
Turkcell Iletisim Hizmetleri AS	43,899	170,511
Turkiye Garanti Bankasi AS	95,523	234,423
Turkiye Halk Bankasi AS	26,462	60,007
Turkiye Is Bankasi, Class C	65,682	103,490
Turkiye Sise ve Cam Fabrikalari AS	32,562	34,841
Turkiye Vakiflar Bankasi TAO, Class D	31,017	45,861
Ulker Biskuvi Sanayi AS	6,366	29,555
Yapi ve Kredi Bankasi AS*	35,954	38,103

		2,104,321

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	78,516	150,705
Aldar Properties PJSC	130,055	77,898
DAMAC Properties Dubai Co. PJSC	75,054	70,497
DP World Ltd.	6,868	165,175
Dubai Investments PJSC	61,218	41,001
Dubai Islamic Bank PJSC	51,093	83,880

	Number of Shares	Value
United Arab Emirates (Continued)
DXB Entertainments PJSC*	132,323	$23,777
Emaar Malls PJSC	80,725	47,253
Emaar Properties PJSC	145,740	299,574
Emirates Telecommunications Group Co. PJSC	67,978	303,523
First Abu Dhabi Bank PJSC	54,276	149,248

		1,412,531

United States — 0.0%
Nexteer Automotive Group Ltd.*	34,126	73,407

TOTAL COMMON STOCKS (Cost $163,762,720)		205,076,058

PREFERRED STOCKS — 3.5%
Brazil — 2.3%
Banco Bradesco SA	123,308	1,229,897
Braskem SA, Class A*	7,133	98,929
Centrais Eletricas Brasileiras SA, Class B	9,376	61,181
Cia Brasileira de Distribuicao*	6,539	139,831
Cia Energetica de Minas Gerais	31,190	62,886
Gerdau SA	42,976	145,465
Itau Unibanco Holding SA	130,467	1,644,862
Itausa — Investimentos Itau SA	155,072	491,728
Lojas Americanas SA	30,116	136,437
Petroleo Brasileiro SA*	158,358	744,030
Telefonica Brasil SA	18,512	268,509

		5,023,755

Chile — 0.1%
Embotelladora Andina SA, Class B	10,765	47,073
Sociedad Quimica y Minera de Chile SA, Class B	3,984	215,364

		262,437

Colombia — 0.2%
Bancolombia SA	18,694	180,960
Grupo Aval Acciones y Valores SA	157,755	64,587
Grupo de Inversiones Suramericana SA	4,721	59,191

		304,738

India — 0.0%
Vedanta Ltd.*	60,000	9,677

Russia — 0.1%
Surgutneftegas OJSC	298,942	145,175
Transneft PJSC	18	54,807

		199,982

South Korea — 0.8%
Amorepacific Corp.	371	56,933
Hyundai Motor Co.	981	87,891
Hyundai Motor Co. - 2nd Preferred	1,559	155,434
LG Chem Ltd.	320	73,366
LG Household & Health Care Ltd.	83	53,541
Samsung Electronics Co. Ltd.	705	1,357,850

		1,785,015

TOTAL PREFERRED STOCKS (Cost $5,547,646)		7,585,604

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
RIGHTS — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(b) (Cost $0)	9,978	$0

SECURITIES LENDING COLLATERAL — 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $1,642,194)	1,642,194	1,642,194

TOTAL INVESTMENTS — 98.2%
(Cost $170,952,560)		$214,303,856
Other assets and liabilities, net — 1.8%		4,121,877

NET ASSETS — 100.0%		$218,425,733

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $1,545,805, which is 0.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	USD	95	$5,236,870	$5,320,000	12/15/2017	$83,130

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	AED	3,865,800	USD	1,052,420	$—	$(62)
The Bank of Nova Scotia	12/5/2017	AED	1,093,700	USD	297,743	—	(22)
Goldman Sachs & Co.	12/5/2017	BRL	917,000	USD	279,148	—	(829)
Goldman Sachs & Co.	12/5/2017	BRL	14,356,900	USD	4,370,109	—	(13,316)
The Bank of Nova Scotia	12/5/2017	BRL	36,723,900	USD	11,178,078	—	(34,402)
Goldman Sachs & Co.	12/5/2017	CLP	104,243,000	USD	163,729	2,696	—
Goldman Sachs & Co.	12/5/2017	CLP	1,232,438,100	USD	1,937,476	33,624	—
RBC Capital Markets	12/5/2017	CLP	462,074,400	USD	726,452	12,647	—
Goldman Sachs & Co.	12/5/2017	COP	2,745,667,600	USD	899,701	—	(10,037)
Goldman Sachs & Co.	12/5/2017	CZK	5,604,100	USD	254,811	—	(6,665)
JP Morgan & Chase Co.	12/5/2017	CZK	2,843,300	USD	129,261	—	(3,401)
JP Morgan & Chase Co.	12/5/2017	EUR	583,300	USD	680,663	—	(13,871)

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	HKD	77,943,500	USD	9,994,678	$14,259	$—
JP Morgan & Chase Co.	12/5/2017	HKD	17,894,000	USD	2,294,449	3,178	—
JP Morgan & Chase Co.	12/5/2017	HKD	47,019,900	USD	6,029,256	8,506	—
RBC Capital Markets	12/5/2017	HKD	130,943,700	USD	16,790,614	23,685	—
The Bank of New York Mellon	12/5/2017	HKD	103,669,500	USD	13,293,262	18,709	—
Goldman Sachs & Co.	12/5/2017	HUF	16,253,900	USD	60,870	—	(942)
JP Morgan & Chase Co.	12/5/2017	HUF	101,925,900	USD	381,677	—	(5,931)
RBC Capital Markets	12/5/2017	HUF	73,048,400	USD	273,519	—	(4,273)
Goldman Sachs & Co.	12/5/2017	KRW	24,000,952,800	USD	21,424,066	—	(631,417)
Goldman Sachs & Co.	12/5/2017	KRW	1,809,704,000	USD	1,619,205	—	(43,808)
JP Morgan & Chase Co.	12/5/2017	KRW	8,255,186,300	USD	7,373,335	—	(212,702)
RBC Capital Markets	12/5/2017	KRW	4,101,959,000	USD	3,662,790	—	(106,672)
Goldman Sachs & Co.	12/5/2017	MXN	16,976,000	USD	882,799	—	(27,337)
JP Morgan & Chase Co.	12/5/2017	MXN	14,653,500	USD	761,583	—	(24,037)
RBC Capital Markets	12/5/2017	MXN	27,985,900	USD	1,454,600	—	(45,811)
The Bank of New York Mellon	12/5/2017	MXN	72,505,700	USD	3,770,316	—	(116,940)
Goldman Sachs & Co.	12/5/2017	PHP	64,335,900	USD	1,241,287	—	(38,385)
JP Morgan & Chase Co.	12/5/2017	PHP	11,091,700	USD	213,989	—	(6,630)
RBC Capital Markets	12/5/2017	PHP	47,010,100	USD	906,044	—	(29,009)
Goldman Sachs & Co.	12/5/2017	PLN	1,778,500	USD	488,726	—	(15,199)
JP Morgan & Chase Co.	12/5/2017	PLN	2,837,800	USD	779,768	—	(24,303)
The Bank of Nova Scotia	12/5/2017	PLN	5,503,900	USD	1,512,476	—	(47,015)
Goldman Sachs & Co.	12/5/2017	QAR	4,444,700	USD	1,220,619	—	(47)
Goldman Sachs & Co.	12/5/2017	RUB	121,636,600	USD	2,073,299	—	(5,418)
JP Morgan & Chase Co.	12/5/2017	RUB	295,245,800	USD	5,031,220	—	(14,403)
Goldman Sachs & Co.	12/5/2017	THB	3,816,000	USD	114,767	—	(2,087)
Goldman Sachs & Co.	12/5/2017	THB	120,418,200	USD	3,623,780	—	(63,668)
The Bank of Nova Scotia	12/5/2017	THB	38,055,100	USD	1,145,031	—	(20,293)
Goldman Sachs & Co.	12/5/2017	TRY	492,000	USD	128,251	2,811	—
JP Morgan & Chase Co.	12/5/2017	TRY	5,528,200	USD	1,441,542	32,079	—
RBC Capital Markets	12/5/2017	TRY	2,769,700	USD	722,224	16,064	—
Goldman Sachs & Co.	12/5/2017	TWD	235,601,200	USD	7,818,191	—	(38,807)
JP Morgan & Chase Co.	12/5/2017	TWD	122,636,400	USD	4,071,458	—	(18,309)
RBC Capital Markets	12/5/2017	TWD	72,745,300	USD	2,415,824	—	(10,139)
The Bank of Nova Scotia	12/5/2017	TWD	310,168,700	USD	10,302,178	—	(41,552)
The Bank of Nova Scotia	12/5/2017	TWD	44,901,000	USD	1,491,579	—	(5,812)
Goldman Sachs & Co.	12/5/2017	USD	1,052,491	AED	3,865,800	—	(10)
The Bank of Nova Scotia	12/5/2017	USD	297,767	AED	1,093,700	—	(3)
Goldman Sachs & Co.	12/5/2017	USD	4,673,061	BRL	15,273,900	—	(9,659)
The Bank of Nova Scotia	12/5/2017	USD	11,235,704	BRL	36,723,900	—	(23,224)
Goldman Sachs & Co.	12/5/2017	USD	2,063,862	CLP	1,336,681,100	1,023	—
RBC Capital Markets	12/5/2017	USD	713,384	CLP	462,074,400	422	—
Goldman Sachs & Co.	12/5/2017	USD	913,536	COP	2,745,667,600	—	(3,797)
Goldman Sachs & Co.	12/5/2017	USD	261,752	CZK	5,604,100	—	(276)
JP Morgan & Chase Co.	12/5/2017	USD	132,802	CZK	2,843,300	—	(140)
JP Morgan & Chase Co.	12/5/2017	USD	695,532	EUR	583,300	—	(997)
Goldman Sachs & Co.	12/5/2017	USD	9,979,706	HKD	77,943,500	714	—
JP Morgan & Chase Co.	12/5/2017	USD	8,311,426	HKD	64,913,900	594	—
RBC Capital Markets	12/5/2017	USD	16,765,729	HKD	130,943,700	1,199	—
The Bank of New York Mellon	12/5/2017	USD	13,273,604	HKD	103,669,500	949	—
Goldman Sachs & Co.	12/5/2017	USD	61,923	HUF	16,253,900	—	(112)
JP Morgan & Chase Co.	12/5/2017	USD	388,312	HUF	101,925,900	—	(704)
RBC Capital Markets	12/5/2017	USD	278,299	HUF	73,048,400	—	(507)
Goldman Sachs & Co.	12/5/2017	USD	23,728,482	KRW	25,810,656,800	—	(9,986)
JP Morgan & Chase Co.	12/5/2017	USD	7,591,744	KRW	8,255,186,300	—	(5,706)
RBC Capital Markets	12/5/2017	USD	3,770,876	KRW	4,101,959,000	—	(1,414)
Goldman Sachs & Co.	12/5/2017	USD	912,232	MXN	16,976,000	—	(2,096)
JP Morgan & Chase Co.	12/5/2017	USD	787,425	MXN	14,653,500	—	(1,805)

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2017	USD	1,503,903	MXN	27,985,900	$—	$(3,492)
The Bank of New York Mellon	12/5/2017	USD	3,896,899	MXN	72,505,700	—	(9,643)
Goldman Sachs & Co.	12/5/2017	USD	1,279,044	PHP	64,335,900	628	—
JP Morgan & Chase Co.	12/5/2017	USD	220,187	PHP	11,091,700	432	—
RBC Capital Markets	12/5/2017	USD	933,296	PHP	47,010,100	1,758	—
Goldman Sachs & Co.	12/5/2017	USD	504,844	PLN	1,778,500	—	(919)
JP Morgan & Chase Co.	12/5/2017	USD	805,538	PLN	2,837,800	—	(1,467)
The Bank of Nova Scotia	12/5/2017	USD	1,562,343	PLN	5,503,900	—	(2,852)
Goldman Sachs & Co.	12/5/2017	USD	1,194,812	QAR	4,444,700	25,854	—
Goldman Sachs & Co.	12/5/2017	USD	2,080,928	RUB	121,636,600	—	(2,212)
JP Morgan & Chase Co.	12/5/2017	USD	5,051,003	RUB	295,245,800	—	(5,381)
Goldman Sachs & Co.	12/5/2017	USD	3,803,864	THB	124,234,200	437	—
The Bank of Nova Scotia	12/5/2017	USD	1,168,410	THB	38,055,100	—	(3,086)
Goldman Sachs & Co.	12/5/2017	USD	125,812	TRY	492,000	—	(372)
JP Morgan & Chase Co.	12/5/2017	USD	1,413,631	TRY	5,528,200	—	(4,167)
RBC Capital Markets	12/5/2017	USD	708,262	TRY	2,769,700	—	(2,102)
Goldman Sachs & Co.	12/5/2017	USD	7,850,756	TWD	235,601,200	6,243	—
JP Morgan & Chase Co.	12/5/2017	USD	4,086,518	TWD	122,636,400	3,249	—
RBC Capital Markets	12/5/2017	USD	2,424,035	TWD	72,745,300	1,927	—
The Bank of Nova Scotia	12/5/2017	USD	11,838,024	TWD	355,069,700	3,096	—
Goldman Sachs & Co.	12/5/2017	USD	3,059,936	ZAR	41,751,600	—	(18,255)
JP Morgan & Chase Co.	12/5/2017	USD	10,315,225	ZAR	140,746,700	—	(61,568)
RBC Capital Markets	12/5/2017	USD	1,216,140	ZAR	16,593,700	—	(7,258)
Goldman Sachs & Co.	12/5/2017	ZAR	16,283,000	USD	1,144,825	—	(41,422)
Goldman Sachs & Co.	12/5/2017	ZAR	25,468,600	USD	1,790,730	—	(64,705)
JP Morgan & Chase Co.	12/5/2017	ZAR	140,746,700	USD	9,896,045	—	(357,612)
RBC Capital Markets	12/5/2017	ZAR	16,593,700	USD	1,166,705	—	(42,176)
Goldman Sachs & Co.	12/6/2017	EGP	4,674,800	USD	261,941	—	(2,389)
Goldman Sachs & Co.	12/6/2017	IDR	41,058,258,000	USD	3,015,663	—	(18,213)
JP Morgan & Chase Co.	12/6/2017	IDR	14,877,311,300	USD	1,093,598	—	(5,716)
RBC Capital Markets	12/6/2017	IDR	8,968,695,400	USD	658,882	—	(3,833)
Goldman Sachs & Co.	12/6/2017	INR	300,826,800	USD	4,623,126	—	(39,094)
Goldman Sachs & Co.	12/6/2017	INR	79,741,000	USD	1,227,276	—	(8,552)
JP Morgan & Chase Co.	12/6/2017	INR	869,487,000	USD	13,366,236	—	(109,090)
Goldman Sachs & Co.	12/6/2017	MYR	14,421,500	USD	3,407,324	—	(118,328)
RBC Capital Markets	12/6/2017	MYR	5,992,400	USD	1,416,141	—	(48,833)
Goldman Sachs & Co.	12/6/2017	USD	263,815	EGP	4,674,800	515	—
Goldman Sachs & Co.	12/6/2017	USD	3,042,479	IDR	41,058,258,000	—	(8,602)
JP Morgan & Chase Co.	12/6/2017	USD	1,099,580	IDR	14,877,311,300	—	(265)
RBC Capital Markets	12/6/2017	USD	662,630	IDR	8,968,695,400	85	—
Goldman Sachs & Co.	12/6/2017	USD	5,904,853	INR	380,567,800	—	(6,806)
JP Morgan & Chase Co.	12/6/2017	USD	13,474,778	INR	869,487,000	548	—
Goldman Sachs & Co.	12/6/2017	USD	3,534,681	MYR	14,421,500	—	(9,029)
RBC Capital Markets	12/6/2017	USD	1,464,955	MYR	5,992,400	18	—
Goldman Sachs & Co.	1/4/2018	AED	3,865,800	USD	1,052,377	—	(43)
The Bank of Nova Scotia	1/4/2018	AED	1,093,700	USD	297,727	—	(20)
Goldman Sachs & Co.	1/4/2018	BRL	15,273,900	USD	4,658,239	10,669	—
The Bank of Nova Scotia	1/4/2018	BRL	36,723,900	USD	11,199,384	24,969	—
Goldman Sachs & Co.	1/4/2018	CLP	1,336,681,100	USD	2,064,117	—	(766)
RBC Capital Markets	1/4/2018	CLP	462,074,400	USD	713,650	—	(155)
Goldman Sachs & Co.	1/4/2018	COP	2,745,667,600	USD	910,757	3,737	—
Goldman Sachs & Co.	1/4/2018	CZK	5,604,100	USD	262,805	260	—
JP Morgan & Chase Co.	1/4/2018	CZK	2,843,300	USD	133,356	151	—
Goldman Sachs & Co.	1/4/2018	EGP	4,674,800	USD	261,747	—	(2,072)
JP Morgan & Chase Co.	1/4/2018	EUR	583,300	USD	697,054	991	—
Goldman Sachs & Co.	1/4/2018	HKD	14,050,000	USD	1,799,522	—	(241)
Goldman Sachs & Co.	1/4/2018	HKD	77,943,500	USD	9,983,157	—	(1,172)
Goldman Sachs & Co.	1/4/2018	HKD	1,484,000	USD	190,060	—	(36)

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	1/4/2018	HKD	64,913,900	USD	8,314,407	$—	$(870)
RBC Capital Markets	1/4/2018	HKD	130,943,700	USD	16,771,205	—	(2,292)
The Bank of New York Mellon	1/4/2018	HKD	103,669,500	USD	13,277,361	—	(2,393)
Goldman Sachs & Co.	1/4/2018	HUF	16,253,900	USD	62,080	116	—
JP Morgan & Chase Co.	1/4/2018	HUF	101,925,900	USD	389,306	735	—
RBC Capital Markets	1/4/2018	HUF	73,048,400	USD	278,977	495	—
Goldman Sachs & Co.	1/4/2018	IDR	41,058,258,000	USD	3,032,368	6,744	—
JP Morgan & Chase Co.	1/4/2018	IDR	14,877,311,300	USD	1,096,177	—	(147)
RBC Capital Markets	1/4/2018	IDR	8,968,695,400	USD	660,629	—	(283)
Goldman Sachs & Co.	1/4/2018	INR	380,567,800	USD	5,885,676	7,037	—
JP Morgan & Chase Co.	1/4/2018	INR	869,487,000	USD	13,433,142	2,159	—
Goldman Sachs & Co.	1/4/2018	KRW	25,810,656,800	USD	23,726,301	2,720	—
JP Morgan & Chase Co.	1/4/2018	KRW	8,255,186,300	USD	7,592,233	4,569	—
RBC Capital Markets	1/4/2018	KRW	4,101,959,000	USD	3,771,257	987	—
RBC Capital Markets	1/4/2018	KRW	200,447,000	USD	184,238	—	(1)
Goldman Sachs & Co.	1/4/2018	MXN	16,976,000	USD	907,411	2,281	—
JP Morgan & Chase Co.	1/4/2018	MXN	14,653,500	USD	783,301	2,002	—
RBC Capital Markets	1/4/2018	MXN	27,985,900	USD	1,495,612	3,454	—
The Bank of New York Mellon	1/4/2018	MXN	72,505,700	USD	3,875,673	9,798	—
Goldman Sachs & Co.	1/4/2018	MYR	14,421,500	USD	3,532,950	11,187	—
RBC Capital Markets	1/4/2018	MYR	5,992,400	USD	1,465,027	1,669	—
Goldman Sachs & Co.	1/4/2018	PHP	64,335,900	USD	1,276,759	—	(609)
JP Morgan & Chase Co.	1/4/2018	PHP	11,091,700	USD	219,860	—	(362)
RBC Capital Markets	1/4/2018	PHP	47,010,100	USD	931,908	—	(1,462)
Goldman Sachs & Co.	1/4/2018	PLN	378,000	USD	107,327	182	—
Goldman Sachs & Co.	1/4/2018	PLN	1,778,500	USD	504,996	879	—
JP Morgan & Chase Co.	1/4/2018	PLN	2,837,800	USD	805,896	1,519	—
The Bank of Nova Scotia	1/4/2018	PLN	5,503,900	USD	1,562,995	2,911	—
Goldman Sachs & Co.	1/4/2018	QAR	4,444,700	USD	1,194,491	—	(26,269)
Goldman Sachs & Co.	1/4/2018	THB	124,234,200	USD	3,805,029	—	(1,846)
Goldman Sachs & Co.	1/4/2018	THB	4,326,000	USD	132,781	220	—
The Bank of Nova Scotia	1/4/2018	THB	38,055,100	USD	1,168,948	2,836	—
Goldman Sachs & Co.	1/4/2018	TRY	492,000	USD	124,659	430	—
JP Morgan & Chase Co.	1/4/2018	TRY	5,528,200	USD	1,400,601	4,732	—
RBC Capital Markets	1/4/2018	TRY	2,769,700	USD	701,686	2,338	—
Goldman Sachs & Co.	1/4/2018	TWD	235,601,200	USD	7,861,235	—	(8,340)
JP Morgan & Chase Co.	1/4/2018	TWD	122,636,400	USD	4,093,338	—	(2,976)
RBC Capital Markets	1/4/2018	TWD	72,745,300	USD	2,428,973	—	(873)
RBC Capital Markets	1/4/2018	TWD	4,057,000	USD	135,312	—	(200)
The Bank of Nova Scotia	1/4/2018	TWD	355,069,700	USD	11,849,086	—	(10,988)
Goldman Sachs & Co.	1/4/2018	USD	779,744	BRL	2,556,000	—	(1,999)
Goldman Sachs & Co.	1/4/2018	USD	312,380	CLP	202,344,000	198	—
Goldman Sachs & Co.	1/4/2018	USD	279,222	INR	18,081,000	76	—
RBC Capital Markets	1/4/2018	USD	175,580	KRW	190,755,000	—	(250)
Goldman Sachs & Co.	1/4/2018	USD	376,137	MXN	7,036,000	—	(990)
Goldman Sachs & Co.	1/4/2018	USD	82,369	QAR	306,000	1,676	—
Goldman Sachs & Co.	1/4/2018	USD	116,094	THB	3,785,000	—	(111)
Goldman Sachs & Co.	1/4/2018	USD	10,365	TRY	41,000	—	(13)
Goldman Sachs & Co.	1/4/2018	USD	141,923	TRY	560,000	—	(523)
RBC Capital Markets	1/4/2018	USD	555,197	TWD	16,609,000	—	(422)
Goldman Sachs & Co.	1/4/2018	USD	421,877	ZAR	5,784,000	—	(2,627)
Goldman Sachs & Co.	1/4/2018	ZAR	41,751,600	USD	3,044,950	18,609	—
JP Morgan & Chase Co.	1/4/2018	ZAR	140,746,700	USD	10,264,731	62,783	—
RBC Capital Markets	1/4/2018	ZAR	16,593,700	USD	1,210,150	7,365	—
Goldman Sachs & Co.	1/10/2018	RUB	30,510,000	USD	519,236	953	—
Goldman Sachs & Co.	1/10/2018	RUB	121,636,600	USD	2,070,169	3,890	—
JP Morgan & Chase Co.	1/10/2018	RUB	295,245,800	USD	5,024,892	9,458	—

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/10/2018	USD	206,522	RUB	12,133,000	$—	$(414)

Total unrealized appreciation (depreciation)						$435,734	$(2,823,191)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$205,002,265	$—	$73,793	$205,076,058
Preferred Stocks (e)	7,585,604	—	—	7,585,604
Rights	—	—	0	0
Short-Term Investments	1,642,194	—	—	1,642,194
Derivatives (f)
Forward Foreign Currency Contracts	—	435,734	—	435,734
Futures Contracts	83,130	—	—	83,130

TOTAL	$214,313,193	$435,734	$73,793	$214,822,720

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(2,823,191)	$—	$(2,823,191)

TOTAL	$—	$(2,823,191)	$—	$(2,823,191)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $109,896 and between Level 3 and Level 1 was $442,356. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Australia — 0.4%
BHP Billiton PLC	510,504	$9,285,908

Austria — 0.4%
ANDRITZ AG	17,057	955,315
Erste Group Bank AG*	73,091	3,188,423
OMV AG	35,810	2,227,469
Raiffeisen Bank International AG*	36,690	1,299,190
voestalpine AG	27,317	1,587,010

		9,257,407

Belgium — 1.8%
Ageas	45,552	2,238,400
Anheuser-Busch InBev SA/NV	184,171	21,197,552
Colruyt SA	13,659	723,301
Groupe Bruxelles Lambert SA	19,501	2,097,119
KBC Group NV	60,096	4,916,204
Proximus SADP	36,140	1,238,635
Solvay SA	17,828	2,508,177
Telenet Group Holding NV*	13,128	917,066
UCB SA	31,080	2,320,938
Umicore SA	46,125	2,152,639

		40,310,031

Chile — 0.1%
Antofagasta PLC	95,696	1,177,062

Denmark — 2.8%
A.P. Moller — Maersk A/S, Class A	910	1,558,603
A.P. Moller — Maersk A/S, Class B	1,554	2,788,358
Carlsberg A/S, Class B	26,042	3,083,927
Chr Hansen Holding A/S	24,203	2,196,543
Coloplast A/S, Class B	28,902	2,265,256
Danske Bank A/S	180,670	6,749,374
DSV A/S	46,150	3,551,419
Genmab A/S*	14,039	2,761,506
H Lundbeck A/S	17,242	869,393
ISS A/S	40,784	1,541,849
Novo Nordisk A/S, Class B	450,649	23,263,581
Novozymes A/S, Class B	54,408	2,944,406
Orsted A/S, 144A	45,569	2,651,165
Pandora A/S (a)	25,648	2,569,681
TDC A/S	195,672	1,190,973
Tryg A/S	26,540	645,133
Vestas Wind Systems A/S	51,958	3,325,325
William Demant Holding A/S*	28,012	770,060

		64,726,552

Finland — 1.5%
Elisa OYJ	34,176	1,390,373
Fortum OYJ	106,119	2,233,127
Kone OYJ, Class B	80,841	4,160,594
Metso OYJ	27,874	983,698
Neste OYJ	31,391	1,950,355
Nokia OYJ	1,410,673	7,078,887
Nokian Renkaat OYJ	27,690	1,208,570
Orion OYJ, Class B	25,095	926,845
Sampo OYJ, Class A	108,053	5,711,571
Stora Enso OYJ, Class R	133,784	2,047,779

	Number of Shares	Value
Finland (Continued)
UPM-Kymmene OYJ	129,008	$3,883,323
Wartsila OYJ Abp	36,090	2,384,064

		33,959,186

France — 16.5%
Accor SA	45,543	2,284,305
Aeroports de Paris	7,415	1,414,318
Air Liquide SA	103,110	12,904,704
Airbus SE	140,396	14,586,706
Alstom SA	37,834	1,561,706
Amundi SA, 144A	14,639	1,306,456
Arkema SA	16,124	1,972,895
Atos SE	22,886	3,384,576
AXA SA	468,770	14,144,115
BioMerieux	10,032	836,915
BNP Paribas SA	271,580	20,552,105
Bollore SA	216,192	1,148,173
Bouygues SA	52,342	2,707,560
Bureau Veritas SA	63,262	1,677,253
Capgemini SE	38,822	4,476,618
Carrefour SA	140,434	2,951,060
Casino Guichard Perrachon SA	13,407	815,916
Cie de Saint-Gobain	121,888	6,944,117
Cie Generale des Etablissements Michelin	41,399	6,004,176
CNP Assurances	42,470	955,898
Credit Agricole SA	274,794	4,629,724
Danone SA	145,904	12,316,120
Dassault Aviation SA	603	927,079
Dassault Systemes SE	31,627	3,399,631
Edenred	54,271	1,552,889
Eiffage SA	17,766	1,949,447
Electricite de France SA	139,579	1,829,133
Engie SA	441,470	7,726,881
Essilor International SA	50,167	6,451,800
Eurazeo SA	10,872	956,813
Eutelsat Communications SA	42,604	964,493
Faurecia	18,385	1,406,622
Fonciere Des Regions REIT	8,423	901,190
Gecina SA REIT	11,188	1,864,312
Groupe Eurotunnel SE	115,045	1,529,533
Hermes International	7,655	4,034,966
ICADE REIT	8,249	766,225
Iliad SA	6,316	1,477,587
Imerys SA	8,643	792,433
Ingenico Group SA	14,044	1,471,665
Ipsen SA	9,100	1,109,122
JCDecaux SA	17,957	748,280
Kering	18,314	8,125,290
Klepierre SA REIT	53,188	2,196,753
Lagardere SCA	29,103	953,808
Legrand SA	64,910	4,864,233
L’Oreal SA	60,898	13,467,492
LVMH Moet Hennessy Louis Vuitton SE (a)	67,398	19,613,896
Natixis SA	232,845	1,887,348
Orange SA (a)	481,964	8,306,559

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
France (Continued)
Pernod Ricard SA	51,311	$8,003,602
Peugeot SA	142,158	2,939,911
Publicis Groupe SA	50,103	3,327,637
Remy Cointreau SA	5,717	760,761
Renault SA	46,461	4,721,529
Rexel SA	74,190	1,368,280
Safran SA	80,639	8,593,137
Sanofi	274,630	25,038,871
Schneider Electric SE*	137,006	11,775,380
SCOR SE	42,115	1,717,363
SEB SA	5,370	989,426
Societe BIC SA	6,942	805,945
Societe Generale SA	185,469	9,340,118
Sodexo SA	22,158	2,894,497
Suez	88,956	1,640,079
Teleperformance	13,992	2,070,921
Thales SA	25,385	2,565,814
TOTAL SA	574,218	32,399,548
Ubisoft Entertainment SA*	15,273	1,171,252
Unibail-Rodamco SE REIT	23,948	6,126,955
Valeo SA	57,703	4,188,852
Veolia Environnement SA	114,702	2,901,817
Vinci SA	121,969	12,461,697
Vivendi SA	248,390	6,612,124
Wendel SA	6,971	1,173,228
Zodiac Aerospace	50,094	1,472,722

		377,912,362

Germany — 14.6%
adidas AG	45,512	9,490,695
Allianz SE	108,654	25,625,821
Axel Springer SE	11,808	931,952
BASF SE	222,003	24,838,462
Bayer AG	199,880	25,491,742
Bayerische Motoren Werke AG	80,029	8,066,149
Beiersdorf AG	24,685	2,937,837
Brenntag AG	37,627	2,342,283
Commerzbank AG*	255,098	3,690,626
Continental AG	26,589	7,081,138
Covestro AG, 144A	29,367	3,058,480
Daimler AG	232,729	19,257,427
Deutsche Bank AG (b)	499,555	9,430,278
Deutsche Boerse AG	46,311	5,250,337
Deutsche Lufthansa AG	56,257	1,933,131
Deutsche Post AG	234,677	11,142,241
Deutsche Telekom AG	807,470	14,425,972
Deutsche Wohnen SE	85,659	3,786,630
Drillisch AG	12,841	979,857
E.ON SE	532,023	6,153,194
Evonik Industries AG	39,188	1,461,807
Fraport AG Frankfurt Airport Services Worldwide	10,076	1,003,570
Fresenius Medical Care AG & Co. KGaA	51,812	5,147,529
Fresenius SE & Co. KGaA	100,486	7,249,163
GEA Group AG	44,497	2,146,836
Hannover Rueck SE	14,662	1,926,639
HeidelbergCement AG	35,969	3,826,116

	Number of Shares	Value
Germany (Continued)
Henkel AG & Co. KGaA	24,816	$3,024,612
HOCHTIEF AG	4,820	847,068
HUGO BOSS AG	15,028	1,235,818
Infineon Technologies AG	274,536	7,580,979
Innogy SE, 144A	34,142	1,578,157
K+S AG (a)	46,083	1,079,179
KION Group AG	17,000	1,383,617
LANXESS AG	22,235	1,689,009
Linde AG	41,670	9,145,815
Linde AG*	4,514	1,053,872
MAN SE	8,277	929,606
Merck KGaA	31,122	3,312,750
METRO AG*	43,080	840,926
MTU Aero Engines AG	12,592	2,263,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,530	8,351,068
OSRAM Licht AG	23,910	2,048,754
ProSiebenSat.1 Media SE	57,068	1,814,960
RWE AG*	124,534	2,853,361
SAP SE	237,551	26,761,810
Siemens AG	184,906	25,133,624
Symrise AG	30,128	2,560,751
Telefonica Deutschland Holding AG	185,285	881,259
thyssenkrupp AG	104,994	2,873,038
TUI AG	108,238	1,996,628
Uniper SE	48,741	1,450,059
United Internet AG	30,021	2,022,458
Volkswagen AG	7,636	1,580,987
Vonovia SE	118,297	5,568,052
Wirecard AG	28,426	3,030,176
Zalando SE, 144A*	26,649	1,362,805

		334,930,990

Ireland — 0.9%
AerCap Holdings NV*	34,373	1,786,365
Allied Irish Banks PLC	197,193	1,279,163
Bank of Ireland Group PLC*	221,228	1,725,777
CRH PLC	202,164	6,966,111
DCC PLC	21,960	2,124,931
Kerry Group PLC, Class A	38,772	4,061,055
Paddy Power Betfair PLC	19,428	2,166,503
Ryanair Holdings PLC*	26,745	558,673

		20,668,578

Italy — 3.3%
Assicurazioni Generali SpA	302,001	5,528,442
Atlantia SpA	108,678	3,610,268
Davide Campari-Milano SpA	140,645	1,094,813
Enel SpA	1,961,240	12,733,960
Eni SpA	614,888	10,107,126
Ferrari NV	29,500	3,202,247
Intesa Sanpaolo SpA	3,258,418	10,944,648
Intesa Sanpaolo SpA-RSP	228,262	729,213
Leonardo SpA	96,118	1,148,620
Luxottica Group SpA	41,030	2,385,636
Mediobanca SpA	139,616	1,611,094
Poste Italiane SpA, 144A	128,528	938,535

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Prysmian SpA	50,557	$1,683,709
Recordati SpA	24,600	1,106,789
Snam SpA	557,071	2,808,695
Telecom Italia SpA*	2,753,339	2,303,844
Telecom Italia SpA-RSP	1,415,870	958,901
Terna Rete Elettrica Nazionale SpA	336,030	2,077,790
UniCredit SpA*	484,170	9,739,184
UnipolSai Assicurazioni SpA	238,722	559,753

		75,273,267

Jersey Island — 0.1%
Randgold Resources Ltd.	22,342	2,047,077

Luxembourg — 0.5%
ArcelorMittal*	159,096	4,803,216
Eurofins Scientific SE	2,643	1,600,284
Millicom International Cellular SA SDR	15,508	1,014,297
RTL Group SA	8,858	706,397
SES SA	87,337	1,442,345
Tenaris SA	115,243	1,674,820

		11,241,359

Mexico — 0.0%
Fresnillo PLC	53,552	934,986

Netherlands — 7.2%
ABN AMRO Group NV, 144A	101,996	3,025,912
Aegon NV	423,570	2,630,675
Akzo Nobel NV (a)	60,953	5,491,980
Altice NV, Class A*(a)	128,267	1,012,811
ASML Holding NV	93,859	16,489,226
Boskalis Westminster	22,166	819,854
EXOR NV	26,337	1,595,593
Heineken Holding NV	28,113	2,709,376
Heineken NV	62,651	6,382,474
ING Groep NV	939,129	16,940,226
Koninklijke Ahold Delhaize NV	309,698	6,633,279
Koninklijke DSM NV	43,724	4,099,906
Koninklijke KPN NV	826,509	3,031,923
Koninklijke Philips NV	227,425	8,831,342
Koninklijke Vopak NV	16,682	704,879
NN Group NV	73,615	3,233,624
NXP Semiconductors NV*	83,632	9,483,033
QIAGEN NV*	51,613	1,630,107
Randstad Holding NV	28,975	1,784,382
Royal Dutch Shell PLC, Class A	1,090,251	34,760,109
Royal Dutch Shell PLC, Class B	905,313	29,243,338
Wolters Kluwer NV	72,087	3,734,511

		164,268,560

Norway — 1.0%
DNB ASA	234,854	4,282,417
Gjensidige Forsikring ASA	48,942	887,132
Marine Harvest ASA*	100,706	1,772,155
Norsk Hydro ASA	326,832	2,221,583
Orkla ASA	198,266	1,987,557
Schibsted ASA, Class B	23,691	589,467
Statoil ASA	278,058	5,574,897
Telenor ASA	181,457	4,065,603

	Number of Shares	Value
Norway (Continued)
Yara International ASA	43,109	$1,916,716

		23,297,527

Portugal — 0.2%
EDP—Energias de Portugal SA	570,658	2,000,319
Galp Energia SGPS SA	120,413	2,272,362
Jeronimo Martins SGPS SA	62,120	1,219,982

		5,492,663

South Africa — 0.2%
Investec PLC	160,934	1,125,230
Mediclinic International PLC	89,206	682,228
Mondi PLC	88,861	2,122,291

		3,929,749

Spain — 5.1%
Abertis Infraestructuras SA	167,145	3,732,194
ACS Actividades de Construccion y Servicios SA	58,933	2,279,711
Aena SME SA, 144A	16,273	3,237,517
Amadeus IT Group SA	106,067	7,646,732
Banco Bilbao Vizcaya Argentaria SA	1,606,068	13,729,266
Banco de Sabadell SA	1,294,218	2,603,347
Banco Santander SA	3,904,435	26,224,441
Bankia SA	243,388	1,169,199
Bankinter SA	163,048	1,573,308
CaixaBank SA	861,892	4,096,285
Enagas SA	55,951	1,641,916
Endesa SA	77,931	1,737,809
Ferrovial SA	118,768	2,614,519
Gas Natural SDG SA	84,423	1,887,098
Grifols SA (a)	73,052	2,131,147
Iberdrola SA	1,374,293	10,913,734
Industria de Diseno Textil SA	263,661	9,333,077
Mapfre SA	263,566	886,542
Red Electrica Corp. SA	104,312	2,358,989
Repsol SA	295,637	5,426,017
Siemens Gamesa Renewable Energy SA	57,045	714,285
Telefonica SA	1,095,909	11,224,406

		117,161,539

Sweden — 4.2%
Alfa Laval AB	71,132	1,680,802
Assa Abloy AB, Class B	240,862	4,882,872
Atlas Copco AB, Class A	162,310	6,972,527
Atlas Copco AB, Class B	94,612	3,634,859
Boliden AB	66,629	2,106,893
Electrolux AB, Series B	58,963	1,958,167
Essity AB, Class B*	146,236	4,246,826
Getinge AB, Class B (a)	55,472	997,985
Hennes & Mauritz AB, Class B	229,486	5,403,412
Hexagon AB, Class B	61,981	3,044,647
Husqvarna AB, Class B	102,576	935,578
ICA Gruppen AB (a)	19,941	721,320
Industrivarden AB, Class C	40,013	975,117
Investor AB, Class B	110,094	5,141,082
Kinnevik AB, Class B	56,807	1,821,418

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
L E Lundbergforetagen AB, Class B	9,326	$684,052
Lundin Petroleum AB*	44,298	1,019,215
Nordea Bank AB	734,179	8,603,917
Sandvik AB	271,498	4,660,673
Securitas AB, Class B	74,841	1,314,263
Skandinaviska Enskilda Banken AB, Class A	364,055	4,322,934
Skanska AB, Class B	82,782	1,815,657
SKF AB, Class B	92,210	2,084,128
Svenska Handelsbanken AB, Class A	366,241	5,005,163
Swedbank AB, Class A	218,892	5,227,186
Swedish Match AB	43,435	1,642,767
Tele2 AB, Class B	89,453	1,144,484
Telefonaktiebolaget LM Ericsson, Class B	736,963	4,635,209
Telia Co. AB	630,480	2,766,416
Volvo AB, Class B	376,719	7,164,499

		96,614,068

Switzerland — 13.5%
ABB Ltd.	445,450	11,406,237
Adecco Group AG	39,371	2,977,588
Baloise Holding AG	12,096	1,862,815
Barry Callebaut AG*	531	986,702
Chocoladefabriken Lindt & Spruengli AG	25	1,751,715
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	252	1,489,586
Cie Financiere Richemont SA	126,171	10,863,211
Clariant AG*	56,267	1,532,865
Coca-Cola HBC AG*	44,749	1,433,677
Credit Suisse Group AG*	586,917	9,939,555
Dufry AG*	8,581	1,235,141
EMS-Chemie Holding AG	1,959	1,306,332
Ferguson PLC	60,775	4,380,817
Geberit AG	8,953	3,893,361
Givaudan SA	2,232	5,077,729
Glencore PLC*	2,957,422	13,582,631
Julius Baer Group Ltd.*	53,405	3,137,798
Kuehne + Nagel International AG	13,329	2,341,297
LafargeHolcim Ltd.*	110,021	6,016,904
Lonza Group AG*	18,020	4,709,471
Nestle SA	752,233	64,422,496
Novartis AG	537,635	46,016,637
Pargesa Holding SA	9,361	804,071
Partners Group Holding AG	4,195	2,882,663
Roche Holding AG	169,815	42,844,303
Schindler Holding AG	4,640	1,032,474
Schindler Holding AG Participation Certificates	9,842	2,223,016
SGS SA	1,292	3,194,047
Sika AG	520	4,017,281
Sonova Holding AG	12,559	2,000,503
STMicroelectronics NV	153,545	3,479,691
Straumann Holding AG	2,495	1,856,508
Swatch Group AG — Bearer	7,454	2,717,916
Swatch Group AG — Registered	13,492	954,555

	Number of Shares	Value
Switzerland (Continued)
Swiss Life Holding AG*	7,771	$2,608,370
Swiss Prime Site AG*	17,070	1,471,447
Swiss Re AG	76,019	7,124,729
Swisscom AG	6,269	3,307,356
UBS Group AG*	884,528	15,276,372
Vifor Pharma AG	11,816	1,488,185
Zurich Insurance Group AG	36,579	11,050,855

		310,698,907

United Kingdom — 23.4%
3i Group PLC	232,590	2,834,123
Admiral Group PLC	48,944	1,272,863
Anglo American PLC	320,608	5,892,461
Ashtead Group PLC	121,306	3,115,374
Associated British Foods PLC	85,499	3,408,721
AstraZeneca PLC	305,952	19,765,667
Auto Trader Group PLC, 144A	239,858	1,090,898
Aviva PLC	974,447	6,734,139
Babcock International Group PLC	61,309	577,910
BAE Systems PLC	765,418	5,714,006
Barclays PLC	4,117,547	10,775,129
Barratt Developments PLC	245,902	2,015,290
Berkeley Group Holdings PLC	31,993	1,651,073
BP PLC	4,774,367	31,580,310
British American Tobacco PLC	554,359	35,153,961
British Land Co. PLC REIT	239,738	2,039,344
BT Group PLC	2,037,597	7,186,688
Bunzl PLC	81,820	2,340,307
Burberry Group PLC	104,118	2,416,273
Capita PLC	163,266	1,030,031
Centrica PLC	1,351,720	2,643,370
CNH Industrial NV	244,042	3,160,323
Cobham PLC*	578,618	993,799
Coca-Cola European Partners PLC	52,787	2,058,165
Compass Group PLC	382,242	7,748,952
ConvaTec Group PLC, 144A	328,801	862,656
Croda International PLC	32,354	1,869,665
Diageo PLC	608,844	21,148,936
Direct Line Insurance Group PLC	338,801	1,676,067
easyJet PLC	37,545	713,905
Experian PLC	227,230	4,726,340
Fiat Chrysler Automobiles NV*	260,103	4,464,251
G4S PLC	381,272	1,323,106
GKN PLC	420,466	1,763,338
GlaxoSmithKline PLC	1,188,834	20,571,428
Hammerson PLC REIT	192,931	1,355,472
Hargreaves Lansdown PLC	63,461	1,374,904
HSBC Holdings PLC	4,858,267	48,225,903
IMI PLC	66,446	1,128,655
Imperial Brands PLC	231,728	9,603,755
InterContinental Hotels Group PLC	43,185	2,539,951
International Consolidated Airlines Group SA	150,439	1,243,750
Intertek Group PLC	38,429	2,718,089
ITV PLC	863,480	1,867,255
J Sainsbury PLC	403,113	1,266,423
John Wood Group PLC	162,416	1,589,170

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Johnson Matthey PLC	47,329	$1,940,065
Kingfisher PLC	528,148	2,385,641
Land Securities Group PLC REIT	179,186	2,263,361
Legal & General Group PLC	1,433,336	5,179,495
Lloyds Banking Group PLC	17,390,950	15,522,804
London Stock Exchange Group PLC	75,670	3,867,262
Marks & Spencer Group PLC	397,605	1,684,134
Meggitt PLC	190,032	1,244,898
Merlin Entertainments PLC, 144A	174,964	832,666
Micro Focus International PLC	105,760	3,559,994
National Grid PLC	826,359	9,890,425
Next PLC	35,100	2,125,187
Old Mutual PLC	1,181,483	3,152,517
Pearson PLC	194,591	1,863,198
Persimmon PLC	73,342	2,519,355
Prudential PLC	625,023	15,713,695
Reckitt Benckiser Group PLC	161,536	14,169,326
RELX NV	233,483	5,345,465
RELX PLC	257,902	6,027,003
Rio Tinto PLC	298,412	14,131,015
Rolls-Royce Holdings PLC*	398,386	4,617,297
Rolls-Royce Holdings PLC — Entitlement*	19,314,250	26,120
Royal Bank of Scotland Group PLC*	863,602	3,230,493
Royal Mail PLC	220,964	1,320,531
RSA Insurance Group PLC	247,194	2,034,236
Sage Group PLC	265,480	2,780,713
Schroders PLC	30,043	1,401,733
Segro PLC REIT	244,165	1,811,186
Severn Trent PLC	57,098	1,620,825
Sky PLC*	247,583	3,135,679
Smith & Nephew PLC	211,751	3,751,455
Smiths Group PLC	95,628	1,917,914
SSE PLC	243,792	4,513,629
St James’s Place PLC	130,546	2,143,311
Standard Chartered PLC*	795,611	7,945,027
Standard Life Aberdeen PLC	647,628	3,767,896
Taylor Wimpey PLC	801,231	2,118,397
Tesco PLC	1,966,844	5,161,626
Travis Perkins PLC	61,177	1,331,212
Unilever NV	393,740	22,675,574
Unilever PLC	305,216	17,187,826

	Number of Shares	Value
United Kingdom (Continued)
United Utilities Group PLC	166,675	$1,849,490
Vodafone Group PLC	6,445,805	19,552,819
Weir Group PLC	53,443	1,418,054
Whitbread PLC	44,320	2,138,590
Wm Morrison Supermarkets PLC	550,002	1,608,880
Worldpay Group PLC, 144A	483,416	2,758,903
WPP PLC	307,982	5,443,821

		537,912,939

United States (c) — 0.6%
Carnival PLC	45,964	2,962,612
Shire PLC	219,498	10,869,074

		13,831,686

TOTAL COMMON STOCKS (Cost $2,120,099,391)		2,254,932,403

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	13,463	1,164,969
FUCHS PETROLUB SE	16,948	890,609
Henkel AG & Co. KGaA	43,063	5,843,151
Porsche Automobil Holding SE	37,459	3,134,365
Schaeffler AG	41,020	715,516
Volkswagen AG	44,857	9,508,941

		21,257,551

TOTAL PREFERRED STOCKS (Cost $20,172,486)		21,257,551

SECURITIES LENDING COLLATERAL — 1.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $36,387,864)	36,387,864	36,387,864

TOTAL INVESTMENTS — 100.8% (Cost $2,176,659,741)		$2,312,577,818
Other assets and liabilities, net —(0.8%)		(17,333,698)

NET ASSETS — 100.0%		$2,295,244,120

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $24,255,704, which is 1.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	10,922,148	231,285	(2,454,733)	12,644	718,934	—	9,430,278

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	6	$765,814	$771,424	12/15/2017	$(1,557)
CAC40 10 EURO Futures	EUR	29	1,815,493	1,852,713	12/15/2017	20,091
DAX Index Futures	EUR	4	1,489,186	1,553,573	12/15/2017	60,973
EURO STOXX Futures	EUR	105	4,499,755	4,465,399	12/15/2017	(129,787)
FTSE 100 Index Futures	GBP	29	2,811,268	2,874,390	12/15/2017	(7,080)
FTSE/MIB Index Futures	EUR	3	395,187	399,513	12/15/2017	3,702
IBEX 35 Index Futures	EUR	6	706,731	728,411	12/15/2017	15,060
OMXS30 Index Futures	SEK	21	407,148	403,897	12/15/2017	(4,378)
SWISS MKT IX Futures	CHF	16	1,499,580	1,518,760	12/15/2017	48,047

Total net unrealized appreciation						$5,071

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2017	CHF	132,949,122	USD	133,650,856	$—	$(1,561,202)
JP Morgan & Chase Co.	12/5/2017	CHF	7,726,000	USD	7,766,623	—	(90,881)
RBC Capital Markets	12/5/2017	CHF	149,838,617	USD	150,621,094	—	(1,767,936)
The Bank of Nova Scotia	12/5/2017	CHF	1,000,000	USD	998,801	—	(18,220)
Goldman Sachs & Co.	12/5/2017	DKK	12,613,200	USD	1,978,223	—	(39,683)
JP Morgan & Chase Co.	12/5/2017	DKK	151,547,242	USD	23,768,163	—	(476,925)
RBC Capital Markets	12/5/2017	DKK	39,801,800	USD	6,242,049	—	(125,590)
The Bank of Nova Scotia	12/5/2017	DKK	21,344,000	USD	3,347,448	—	(67,244)
The Bank of Nova Scotia	12/5/2017	DKK	207,786,800	USD	32,586,852	—	(655,649)
Goldman Sachs & Co.	12/5/2017	EUR	46,486,500	USD	54,242,354	—	(1,109,080)
JP Morgan & Chase Co.	12/5/2017	EUR	162,486,823	USD	189,608,847	—	(3,864,069)
RBC Capital Markets	12/5/2017	EUR	257,887,997	USD	300,919,446	—	(6,147,563)
The Bank of New York Mellon	12/5/2017	EUR	132,717,955	USD	154,871,900	—	(3,155,252)
The Bank of New York Mellon	12/5/2017	EUR	44,616,000	USD	52,062,232	—	(1,062,000)
The Bank of Nova Scotia	12/5/2017	EUR	371,610,821	USD	433,619,661	—	(8,857,014)
Goldman Sachs & Co.	12/5/2017	GBP	29,059,800	USD	38,622,218	—	(687,013)
JP Morgan & Chase Co.	12/5/2017	GBP	95,582,150	USD	127,040,214	—	(2,253,890)
RBC Capital Markets	12/5/2017	GBP	193,071,320	USD	256,609,161	—	(4,558,676)
The Bank of New York Mellon	12/5/2017	GBP	51,566,264	USD	68,537,753	—	(1,216,002)
The Bank of New York Mellon	12/5/2017	GBP	16,824,000	USD	22,360,560	—	(397,288)
The Bank of Nova Scotia	12/5/2017	GBP	94,427,890	USD	125,503,164	—	(2,229,571)
The Bank of Nova Scotia	12/5/2017	GBP	1,960,000	USD	2,599,195	—	(52,099)
JP Morgan & Chase Co.	12/5/2017	NOK	87,348,891	USD	10,683,662	182,233	—
RBC Capital Markets	12/5/2017	NOK	42,298,600	USD	5,173,318	88,013	—
The Bank of Nova Scotia	12/5/2017	NOK	10,900,000	USD	1,333,177	22,736	—
The Bank of Nova Scotia	12/5/2017	NOK	62,570,800	USD	7,652,891	130,382	—
JP Morgan & Chase Co.	12/5/2017	SEK	302,718,836	USD	36,222,202	42,235	—
RBC Capital Markets	12/5/2017	SEK	251,826,400	USD	30,130,344	32,875	—
The Bank of Nova Scotia	12/5/2017	SEK	37,750,000	USD	4,517,155	5,398	—
The Bank of Nova Scotia	12/5/2017	SEK	276,015,750	USD	33,024,929	36,428	—
JP Morgan & Chase Co.	12/5/2017	USD	1,439,470	CHF	1,431,600	16,498	—
JP Morgan & Chase Co.	12/5/2017	USD	140,536,056	CHF	137,990,822	—	(196,484)
JP Morgan & Chase Co.	12/5/2017	USD	1,267,540	CHF	1,252,700	6,482	—
RBC Capital Markets	12/5/2017	USD	152,592,919	CHF	149,838,617	—	(203,889)

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	USD	1,018,382	CHF	1,000,000	$—	$(1,361)
Goldman Sachs & Co.	12/5/2017	USD	2,020,907	DKK	12,613,200	—	(3,001)
JP Morgan & Chase Co.	12/5/2017	USD	23,642,167	DKK	147,559,242	—	(35,093)
JP Morgan & Chase Co.	12/5/2017	USD	333,805	DKK	2,126,900	6,465	—
JP Morgan & Chase Co.	12/5/2017	USD	295,289	DKK	1,861,100	2,457	—
RBC Capital Markets	12/5/2017	USD	6,376,756	DKK	39,801,800	—	(9,117)
The Bank of Nova Scotia	12/5/2017	USD	36,709,678	DKK	229,130,800	—	(52,486)
Goldman Sachs & Co.	12/5/2017	USD	55,428,178	EUR	46,486,500	—	(76,744)
JP Morgan & Chase Co.	12/5/2017	USD	5,152,608	EUR	4,365,000	44,794	—
JP Morgan & Chase Co.	12/5/2017	USD	182,597,357	EUR	153,133,223	—	(261,764)
JP Morgan & Chase Co.	12/5/2017	USD	5,825,522	EUR	4,988,600	114,399	—
RBC Capital Markets	12/5/2017	USD	307,492,753	EUR	257,887,997	—	(425,744)
The Bank of New York Mellon	12/5/2017	USD	211,457,441	EUR	177,333,955	—	(306,058)
The Bank of Nova Scotia	12/5/2017	USD	443,090,162	EUR	371,610,821	—	(613,487)
Goldman Sachs & Co.	12/5/2017	USD	39,336,798	GBP	29,059,800	—	(27,567)
JP Morgan & Chase Co.	12/5/2017	USD	2,730,173	GBP	2,073,300	74,382	—
JP Morgan & Chase Co.	12/5/2017	USD	123,373,570	GBP	91,139,350	—	(89,248)
JP Morgan & Chase Co.	12/5/2017	USD	3,128,759	GBP	2,369,500	76,467	—
RBC Capital Markets	12/5/2017	USD	261,350,992	GBP	193,071,320	—	(183,156)
The Bank of New York Mellon	12/5/2017	USD	92,579,558	GBP	68,390,264	—	(67,956)
The Bank of Nova Scotia	12/5/2017	USD	130,475,467	GBP	96,387,890	—	(91,438)
JP Morgan & Chase Co.	12/5/2017	USD	122,728	NOK	997,500	—	(2,804)
JP Morgan & Chase Co.	12/5/2017	USD	106,767	NOK	872,800	—	(1,836)
JP Morgan & Chase Co.	12/5/2017	USD	10,311,598	NOK	85,478,591	—	(35,024)
RBC Capital Markets	12/5/2017	USD	5,102,518	NOK	42,298,600	—	(17,213)
The Bank of Nova Scotia	12/5/2017	USD	8,862,849	NOK	73,470,800	—	(29,899)
JP Morgan & Chase Co.	12/5/2017	USD	445,013	SEK	3,731,200	928	—
JP Morgan & Chase Co.	12/5/2017	USD	510,877	SEK	4,264,300	—	(1,222)
JP Morgan & Chase Co.	12/5/2017	USD	35,365,961	SEK	294,723,336	—	(141,591)
RBC Capital Markets	12/5/2017	USD	30,216,932	SEK	251,826,400	—	(119,463)
The Bank of Nova Scotia	12/5/2017	USD	37,649,104	SEK	313,765,750	—	(148,846)
JP Morgan & Chase Co.	1/4/2018	CHF	137,990,822	USD	140,934,694	195,850	—
RBC Capital Markets	1/4/2018	CHF	149,838,617	USD	153,023,026	200,444	—
RBC Capital Markets	1/4/2018	CHF	561,000	USD	572,952	780	—
The Bank of Nova Scotia	1/4/2018	CHF	1,000,000	USD	1,021,242	1,327	—
Goldman Sachs & Co.	1/4/2018	DKK	12,613,200	USD	2,025,524	2,956	—
JP Morgan & Chase Co.	1/4/2018	DKK	147,559,242	USD	23,696,389	34,778	—
RBC Capital Markets	1/4/2018	DKK	39,801,800	USD	6,391,194	8,844	—
The Bank of Nova Scotia	1/4/2018	DKK	229,130,800	USD	36,792,203	50,323	—
Goldman Sachs & Co.	1/4/2018	EUR	46,486,500	USD	55,548,578	75,291	—
JP Morgan & Chase Co.	1/4/2018	EUR	153,133,223	USD	182,997,065	260,069	—
RBC Capital Markets	1/4/2018	EUR	257,887,997	USD	308,164,809	421,807	—
RBC Capital Markets	1/4/2018	EUR	5,000,000	USD	5,965,780	—	(822)
The Bank of New York Mellon	1/4/2018	EUR	177,333,955	USD	211,912,303	296,081	—
The Bank of Nova Scotia	1/4/2018	EUR	371,610,821	USD	444,052,634	601,869	—
Goldman Sachs & Co.	1/4/2018	GBP	29,059,800	USD	39,388,234	27,717	—
JP Morgan & Chase Co.	1/4/2018	GBP	91,139,350	USD	123,535,698	90,529	—
RBC Capital Markets	1/4/2018	GBP	193,071,320	USD	261,691,956	183,380	—
The Bank of New York Mellon	1/4/2018	GBP	68,390,264	USD	92,699,583	67,283	—
The Bank of Nova Scotia	1/4/2018	GBP	96,387,890	USD	130,644,146	90,007	—
JP Morgan & Chase Co.	1/4/2018	NOK	85,478,591	USD	10,323,612	35,464	—
RBC Capital Markets	1/4/2018	NOK	42,298,600	USD	5,108,249	17,217	—
The Bank of Nova Scotia	1/4/2018	NOK	73,470,800	USD	8,872,910	30,012	—
JP Morgan & Chase Co.	1/4/2018	SEK	294,723,336	USD	35,463,241	144,893	—
RBC Capital Markets	1/4/2018	SEK	251,826,400	USD	30,299,462	121,694	—
The Bank of Nova Scotia	1/4/2018	SEK	313,765,750	USD	37,751,024	150,717	—
The Bank of Nova Scotia	1/4/2018	USD	3,768,887	DKK	23,467,000	—	(5,877)
Goldman Sachs & Co.	1/4/2018	USD	16,253,129	EUR	13,600,000	—	(23,972)

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2018	USD	17,621,890	GBP	13,000,000	$—	$(13,829)
The Bank of Nova Scotia	1/4/2018	USD	382,619	NOK	3,168,000	—	(1,320)
The Bank of Nova Scotia	1/4/2018	USD	4,452,561	SEK	37,000,000	—	(18,643)

Total unrealized appreciation (depreciation)						$3,992,504	$(43,599,801)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,254,932,403	$—	$—	$2,254,932,403
Preferred Stocks	21,257,551	—	—	21,257,551
Short-Term Investments	36,387,864	—	—	36,387,864
Derivatives (g)
Forward Foreign Currency Contracts	—	3,992,504	—	3,992,504
Futures Contracts	147,873	—	—	147,873

TOTAL	$2,312,725,691	$3,992,504	$—	$2,316,718,195

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(43,599,801)	$—	$(43,599,801)
Futures Contracts	(142,802)	—	—	(142,802)

TOTAL	$(142,802)	$(43,599,801)	$—	$(43,742,603)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.2%
Austria — 1.1%
ANDRITZ AG	735	$41,165
AT&S Austria Technologie & Systemtechnik AG	269	7,707
BUWOG AG*	1,123	32,280
CA Immobilien Anlagen AG	730	21,939
DO & CO AG	71	4,030
Erste Group Bank AG*	3,053	133,180
EVN AG	429	7,463
FACC AG*	233	3,928
IMMOFINANZ AG*	7,916	18,995
Kapsch TrafficCom AG	61	3,575
Lenzing AG	139	16,533
Oesterreichische Post AG	318	14,345
OMV AG	1,496	93,055
POLYTEC Holding AG	135	3,171
Porr AG (a)	95	3,053
Raiffeisen Bank International AG*	1,501	53,150
S IMMO AG	545	9,299
S&T AG (a)	361	7,610
Schoeller-Bleckmann Oilfield Equipment AG*	115	10,813
Semperit AG Holding	113	3,282
Telekom Austria AG*	1,808	17,433
UNIQA Insurance Group AG	1,117	11,850
Vienna Insurance Group AG Wiener Versicherung Gruppe	431	12,697
voestalpine AG	1,179	68,495
Wienerberger AG	1,144	25,980
Zumtobel Group AG	311	3,939

		628,967

Belgium — 3.8%
Ablynx NV*	655	15,187
Ackermans & van Haaren NV	245	42,794
Aedifica SA REIT	177	16,854
Ageas	1,912	93,955
AGFA-Gevaert NV*	1,994	9,071
Anheuser-Busch InBev SA/NV	7,717	888,204
Balta Group NV, 144A*	271	2,564
Barco NV	100	10,662
Befimmo SA REIT	205	13,078
Bekaert SA	388	16,127
Biocartis NV, 144A*	236	3,518
bpost SA (a)	1,022	31,536
Celyad SA*	63	2,618
Cie d’Entreprises CFE	85	12,318
Cofinimmo SA REIT	204	26,309
Colruyt SA	627	33,202
D’ieteren SA/NV	280	13,132
Econocom Group SA/NV	1,385	9,879
Elia System Operator SA/NV	324	19,051
Euronav NV	1,316	11,292
EVS Broadcast Equipment SA	147	5,052
Exmar NV*	372	2,443
Fagron*	454	5,933
Galapagos NV*(a)	449	39,243

	Number of Shares	Value
Belgium (Continued)
Gimv NV	110	$6,724
Greenyard NV	171	3,764
Groupe Bruxelles Lambert SA	794	85,386
Intervest Offices & Warehouses NV REIT	97	2,534
Ion Beam Applications	237	6,872
KBC Ancora	317	19,277
KBC Group NV	2,531	207,051
Kinepolis Group NV	165	12,033
Melexis NV	219	21,398
Nyrstar NV*	800	5,697
Ontex Group NV (a)	861	29,043
Orange Belgium SA	349	7,550
Proximus SADP	1,572	53,878
Recticel SA	310	3,020
Sioen Industries NV	79	2,707
Sofina SA	159	24,460
Solvay SA	753	105,938
Telenet Group Holding NV*	498	34,788
Tessenderlo Group*	255	11,910
UCB SA	1,267	94,615
Umicore SA	1,919	89,559
Van de Velde NV	68	3,723
Warehouses De Pauw CVA REIT	179	19,431
X-Fab Silicon Foundries SE, 144A*	558	6,104

		2,181,484

Finland — 3.2%
Amer Sports OYJ*	1,230	32,311
Atria OYJ	138	1,987
Cargotec OYJ, Class B	403	23,086
Caverion OYJ*	728	5,459
Citycon OYJ	4,161	10,539
Cramo OYJ	438	9,733
DNA OYJ	648	11,500
Elisa OYJ	1,467	59,682
Ferratum OYJ (a)	90	2,954
Finnair OYJ	553	7,885
Fortum OYJ	4,477	94,212
F-Secure OYJ	948	4,547
Huhtamaki OYJ	961	42,322
Kemira OYJ	929	12,064
Kesko OYJ, Class B	684	34,649
Kone OYJ, Class B	3,428	176,427
Konecranes OYJ	676	30,076
Lehto Group OYJ	223	3,034
Metsa Board OYJ	1,821	14,143
Metso OYJ	1,111	39,208
Neste OYJ	1,289	80,087
Nokia OYJ	58,974	295,937
Nokian Renkaat OYJ	1,214	52,987
Oriola OYJ, Class B	1,247	4,334
Orion OYJ, Class B	1,027	37,931
Outokumpu OYJ	3,189	27,557
Outotec OYJ*	1,547	11,674
Ponsse OYJ	137	4,368
Ramirent OYJ	748	6,677
Sampo OYJ, Class A	4,537	239,821

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Sanoma OYJ	826	$10,372
Stockmann OYJ Abp, Class B*	349	1,878
Stora Enso OYJ, Class R	5,563	85,151
Technopolis OYJ	1,317	6,270
Tieto OYJ	582	18,212
Tikkurila OYJ	308	6,683
Tokmanni Group Corp.	649	5,191
UPM-Kymmene OYJ	5,407	162,758
Uponor OYJ	620	12,036
Valmet OYJ	1,346	24,800
Wartsila OYJ Abp	1,491	98,494
YIT OYJ (a)	1,268	9,123

		1,818,159

France — 29.6%
AB Science SA*	202	2,116
ABC arbitrage	255	1,930
Accor SA	1,924	96,502
Aeroports de Paris	302	57,603
Air France-KLM*	1,632	23,203
Air Liquide SA	4,342	543,422
Airbus SE	5,896	612,576
Albioma SA	226	5,332
ALD SA, 144A*	988	15,687
Alstom SA	1,546	63,816
Altamir	283	5,053
Alten SA	281	23,359
Altran Technologies SA	1,564	26,713
Amundi SA, 144A	610	54,439
ANF Immobilier REIT	99	2,614
Arkema SA	684	83,693
Assystem	80	3,009
Atos SE	957	141,529
Aubay	67	2,743
AXA SA	19,737	595,521
Axway Software SA	59	1,615
Beneteau SA	315	7,011
BioMerieux	417	34,788
BNP Paribas SA	11,398	862,556
Boiron SA	71	6,423
Bollore SA	8,768	46,566
Bonduelle SCA	127	5,968
Bourbon Corp. (a)	334	2,664
Bouygues SA	2,169	112,199
Bureau Veritas SA	2,660	70,524
Capgemini SE	1,629	187,842
Carrefour SA	5,903	124,045
Casino Guichard Perrachon SA	586	35,662
Cellectis SA*	283	6,865
Chargeurs SA	188	5,388
Cie de Saint-Gobain	5,106	290,895
Cie des Alpes	46	1,493
Cie Generale des Etablissements Michelin	1,742	252,646
Cie Plastic Omnium SA	593	25,678
CNP Assurances	1,718	38,668
Coface SA	1,015	11,127
Credit Agricole SA	11,517	194,038

	Number of Shares	Value
France (Continued)
Danone SA	6,130	$517,449
Dassault Aviation SA	25	38,436
Dassault Systemes SE	1,316	141,459
DBV Technologies SA*	190	8,448
Derichebourg SA	859	9,355
Devoteam SA	49	4,332
Direct Energie	93	4,271
Edenred	2,222	63,579
Eiffage SA	744	81,638
Electricite de France SA	5,937	77,802
Elior Group SA, 144A	1,146	25,173
Elis SA	1,636	42,684
Engie SA	18,551	324,691
Eramet*	94	9,491
Essilor International SA	2,100	270,074
Esso SA Francaise*	42	2,796
Etablissements Maurel et Prom*	528	2,262
Euler Hermes Group	166	24,065
Eurazeo SA	429	37,755
Europcar Groupe SA, 144A	934	11,767
Eutelsat Communications SA	1,825	41,315
Faurecia	753	57,611
FFP	54	6,260
FIGEAC-AERO*	89	1,782
Fnac Darty SA*	185	19,468
Fonciere Des Regions REIT	350	37,447
Gaztransport Et Technigaz SA	248	13,193
Gecina SA REIT	471	78,485
Genfit*	309	8,400
GL Events	122	3,623
Groupe Crit	25	2,333
Groupe Eurotunnel SE	4,660	61,955
Groupe Guillin	67	2,742
Guerbet	67	5,726
Haulotte Group SA	179	3,238
Hermes International	320	168,673
ICADE REIT	314	29,167
ID Logistics Group*	22	3,305
Iliad SA	265	61,995
Imerys SA	350	32,090
Ingenico Group SA	610	63,922
Innate Pharma SA*	427	2,501
Interparfums SA	94	3,821
Ipsen SA	375	45,706
IPSOS	367	13,258
Jacquet Metal Service	153	4,761
JCDecaux SA	782	32,586
Kaufman & Broad SA	147	6,797
Kering	770	341,622
Klepierre SA REIT	2,207	91,153
Korian SA	483	16,836
Lagardere SCA	1,135	37,198
Legrand SA	2,706	202,783
LISI	165	7,639
LNA Sante SA	56	3,929
L’Oreal SA	2,558	565,697
LVMH Moet Hennessy Louis Vuitton SE (a)	2,832	824,157

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
France (Continued)
Maisons du Monde SA, 144A	436	$18,015
Manitou BF SA	88	3,289
Marie Brizard Wine & Spirits SA*	204	2,819
Mercialys SA REIT	536	11,244
Mersen SA	108	4,795
Metropole Television SA	278	7,313
MGI Coutier	84	3,370
Natixis SA	9,470	76,760
Naturex*	73	7,752
Neopost SA	383	12,755
Nexans SA	295	19,364
Nexity SA *	452	27,685
Oeneo SA	362	4,235
Orange SA (a)	20,238	348,798
Orpea	419	50,495
Parrot SA*	175	1,795
Pernod Ricard SA	2,161	337,078
Peugeot SA	5,946	122,967
Pierre & Vacances SA*	68	3,757
Plastivaloire	94	2,452
Publicis Groupe SA	2,097	139,274
Rallye SA	278	5,026
Remy Cointreau SA	221	29,408
Renault SA	1,945	197,658
Rexel SA	3,006	55,439
Rubis SCA	874	62,167
Safran SA	3,391	361,355
Sanofi	11,520	1,050,314
Sartorius Stedim Biotech	286	20,459
Schneider Electric SE*	5,752	494,372
SCOR SE	1,786	72,829
SEB SA	227	41,825
Societe BIC SA	295	34,249
Societe Generale SA	7,773	391,444
Sodexo SA	921	120,310
SOITEC*	187	14,294
Solocal Group*	5,959	6,419
Sopra Steria Group	140	25,045
SPIE SA	1,010	27,932
SRP Groupe SA, 144A*	170	1,894
Ste Industrielle d’Aviation Latecoere SA*	851	5,551
Suez	3,743	69,010
Synergie SA	69	3,651
Tarkett SA	325	12,707
Technicolor SA	3,767	13,796
Teleperformance	583	86,288
Television Francaise 1	458	7,294
Thales SA	1,080	109,162
TOTAL SA	24,072	1,358,233
Trigano SA	78	12,334
Ubisoft Entertainment SA*	635	48,697
Unibail-Rodamco SE REIT	1,010	258,403
Valeo SA	2,426	176,111
Vallourec SA*	3,398	18,354
Veolia Environnement SA	4,878	123,407
Vicat SA	195	15,964
Vinci SA	5,131	524,239

	Number of Shares	Value
France (Continued)
Virbac SA*	49	$6,334
Vivendi SA	10,460	278,444
Wendel SA	289	48,639
Worldline SA, 144A*	404	19,898
Zodiac Aerospace	2,034	59,798

		16,760,987

Germany — 27.1%
Aareal Bank AG	593	26,323
adidas AG	1,909	398,087
ADLER Real Estate AG*	282	4,206
ADO Properties SA, 144A	323	16,681
ADVA Optical Networking SE*	502	3,646
AIXTRON SE*	1,022	14,993
Allianz SE	4,574	1,078,768
alstria office REIT-AG REIT	1,428	21,518
Amadeus Fire AG	61	5,560
Aumann AG, 144A*	59	4,850
AURELIUS Equity Opportunities SE & Co KGaA (a)	243	15,711
Aurubis AG	336	27,875
Axel Springer SE	500	39,463
BASF SE	9,316	1,042,306
Basler AG	15	2,821
Bauer AG	83	2,881
Bayer AG	8,380	1,068,745
Bayerische Motoren Werke AG	3,348	337,446
BayWa AG	148	5,645
Bechtle AG	282	24,066
Beiersdorf AG	1,022	121,631
Bertrandt AG	64	7,149
bet-at-home.com AG	25	3,053
Bilfinger SE	288	12,658
Borussia Dortmund GmbH & Co. KGaA	741	5,303
Brenntag AG	1,555	96,799
CANCOM SE	147	12,043
Capital Stage AG	903	6,844
Carl Zeiss Meditec AG	387	22,893
CECONOMY AG	1,716	22,488
CENTROTEC Sustainable AG	111	2,024
Cewe Stiftung & Co. KGaA	61	5,766
comdirect bank AG	248	3,437
Commerzbank AG*	10,807	156,350
CompuGroup Medical SE	226	15,279
Continental AG	1,121	298,543
Covestro AG, 144A	1,230	128,101
CTS Eventim AG & Co. KGaA	513	24,903
Daimler AG	9,766	808,099
Deutsche Bank AG (b)	20,942	395,330
Deutsche Beteiligungs AG	140	7,868
Deutsche Boerse AG	1,959	222,094
Deutsche EuroShop AG	477	18,310
Deutsche Lufthansa AG	2,384	81,920
Deutsche Pfandbriefbank AG, 144A	1,176	18,176
Deutsche Post AG	9,866	468,428
Deutsche Telekom AG	33,669	601,518
Deutsche Wohnen SE	3,602	159,230

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Deutz AG	1,348	$11,231
DIC Asset AG	506	6,471
Diebold Nixdorf AG	85	7,424
DMG Mori AG	224	12,215
Draegerwerk AG & Co. KGaA	33	2,373
Drillisch AG	517	39,451
Duerr AG	255	32,097
E.ON SE	22,293	257,833
Elmos Semiconductor AG	109	3,116
ElringKlinger AG (a)	322	6,094
Evonik Industries AG	1,626	60,654
Evotec AG*	1,322	19,401
Fraport AG Frankfurt Airport Services Worldwide	419	41,732
Freenet AG	1,320	50,033
Fresenius Medical Care AG & Co. KGaA	2,172	215,788
Fresenius SE & Co. KGaA	4,200	302,992
GEA Group AG	1,842	88,871
Gerresheimer AG	327	26,101
Gerry Weber International AG	291	2,978
GFT Technologies SE (a)	182	2,681
Grammer AG	101	6,145
GRENKE AG	282	28,443
H&R GmbH & Co. KGaA*	156	2,616
Hamborner REIT AG REIT	873	10,004
Hamburger Hafen und Logistik AG	269	7,912
Hannover Rueck SE	603	79,236
Hapag-Lloyd AG, 144A*	467	17,492
HeidelbergCement AG	1,503	159,878
Heidelberger Druckmaschinen AG*	2,870	10,067
Henkel AG & Co. KGaA	1,029	125,416
HOCHTIEF AG	188	33,039
Hornbach Baumarkt AG	86	3,212
HUGO BOSS AG	633	52,054
Hypoport AG*	35	5,403
Indus Holding AG	158	11,679
Infineon Technologies AG	11,502	317,614
Innogy SE, 144A	1,385	64,019
Isra Vision AG	33	6,053
Jenoptik AG	497	16,226
JOST Werke AG, 144A*	78	3,903
K+S AG	1,996	46,743
KION Group AG	721	58,682
Kloeckner & Co. SE	855	10,071
Koenig & Bauer AG	148	11,300
KPS AG	180	2,798
Krones AG (a)	160	20,263
KWS Saat SE	19	7,611
LANXESS AG	908	68,973
LEG Immobilien AG	630	66,970
Leoni AG	307	22,615
Linde AG*	192	44,826
Linde AG	1,756	385,410
MAN SE	354	39,758
Manz AG*(a)	51	2,125
MBB SE	26	2,754
Merck KGaA	1,297	138,058

	Number of Shares	Value
Germany (Continued)
METRO AG*	1,859	$36,288
MLP SE	675	4,198
MorphoSys AG*	293	27,659
MTU Aero Engines AG	525	94,388
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,582	352,022
Nemetschek SE	205	19,584
Nordex SE*	711	7,222
Norma Group SE	333	21,189
OHB SE	68	3,403
OSRAM Licht AG	1,018	87,228
PATRIZIA Immobilien AG*	526	12,402
Pfeiffer Vacuum Technology AG	63	11,443
ProSiebenSat.1 Media SE	2,309	73,434
Rational AG	33	21,587
Rheinmetall AG	452	57,511
RHOEN-KLINIKUM AG	286	9,952
RIB Software SE (a)	384	8,782
Rocket Internet SE, 144A*	629	14,973
RWE AG*	5,231	119,854
SAF-Holland SA	511	10,376
Salzgitter AG	372	19,157
SAP SE	9,978	1,124,093
Scout24 AG, 144A	900	37,879
Senvion SA*	234	2,539
SGL Carbon SE*	544	7,333
Siemens AG	7,753	1,053,838
Siltronic AG*	214	31,788
Sixt Leasing SE	142	3,210
Sixt SE	107	9,643
SLM Solutions Group AG*	145	8,327
SMA Solar Technology AG	138	5,503
Software AG	492	26,935
STADA Arzneimittel AG	265	25,669
STRATEC Biomedical AG	51	4,237
Stroeer SE & Co. KGaA	263	19,915
Suedzucker AG	751	15,562
Surteco SE	82	2,662
Symrise AG	1,251	106,330
TAG Immobilien AG	1,178	21,572
Takkt AG	372	7,941
Telefonica Deutschland Holding AG	7,730	36,766
thyssenkrupp AG	4,424	121,058
TLG Immobilien AG	744	18,335
Uniper SE	2,038	60,631
United Internet AG	1,238	83,402
Vapiano SE, 144A*	104	2,785
VERBIO Vereinigte BioEnergie AG	275	2,639
Volkswagen AG	336	69,567
Vonovia SE	4,922	231,671
Vossloh AG*	113	6,187
VTG AG	116	6,170
Wacker Chemie AG	155	25,257
Wacker Neuson SE	317	10,346
Washtec AG	102	9,332
Wirecard AG	1,185	126,320
Wuestenrot & Wuerttembergische AG	212	5,718

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Germany (Continued)
XING AG	31	$9,686
Zalando SE, 144A*	1,143	58,452
zooplus AG*(a)	62	10,682

		15,369,364

Ireland — 1.9%
AerCap Holdings NV*	1,393	72,394
Allied Irish Banks PLC	8,233	53,406
Bank of Ireland Group PLC*	9,139	71,292
C&C Group PLC	3,447	11,734
Cairn Homes PLC*	6,599	13,981
CRH PLC	8,440	290,823
Dalata Hotel Group PLC*	1,814	12,566
Glanbia PLC	1,995	37,150
Green REIT PLC REIT	6,825	12,145
Hibernia REIT PLC REIT	7,322	12,463
Irish Continental Group PLC	1,823	12,628
Irish Residential Properties REIT PLC REIT	4,096	7,259
Kerry Group PLC, Class A	1,593	166,854
Kingspan Group PLC	1,514	61,990
Origin Enterprises PLC	1,374	11,150
Paddy Power Betfair PLC	806	89,881
Permanent TSB Group Holdings PLC*(a)	1,694	4,476
Ryanair Holdings PLC*	1,582	33,046
Smurfit Kappa Group PLC	2,385	76,107

		1,051,345

Italy — 7.4%
A2A SpA	15,535	29,215
ACEA SpA	471	9,575
Aeroporto Guglielmo Marconi Di Bologna SpA	140	2,749
Amplifon SpA	987	15,425
Anima Holding SpA, 144A	2,467	17,075
Arnoldo Mondadori Editore SpA*	1,036	2,824
Ascopiave SpA	552	2,445
Assicurazioni Generali SpA	12,637	231,333
Astaldi SpA (a)	533	1,341
ASTM SpA	417	11,892
Atlantia SpA	4,622	153,542
Autogrill SpA	1,365	17,417
Azimut Holding SpA	1,203	22,853
Banca Carige SpA*(a)	6,685	80
Banca Farmafactoring SpA, 144A*	563	4,326
Banca Generali SpA	627	22,000
Banca IFIS SpA	189	8,335
Banca Mediolanum SpA	2,707	22,570
Banca Monte dei Paschi di Siena SpA*	2,831	13,815
Banca Popolare di Sondrio SCPA	4,868	19,352
Banco BPM SpA*	14,952	51,219
Beni Stabili SpA SIIQ REIT	10,130	9,272
Biesse SpA	115	5,960
Bio On SpA*	85	2,876
BPER Banca	5,076	27,768
Brembo SpA	1,461	22,589
Brunello Cucinelli SpA	349	11,050
Buzzi Unicem SpA	721	19,180
Buzzi Unicem SpA-RSP	456	6,893

	Number of Shares	Value
Italy (Continued)
Cairo Communication SpA	863	$4,109
Cementir Holding SpA	280	2,378
Cerved Information Solutions SpA	1,902	23,544
CIR-Compagnie Industriali Riunite SpA	4,164	5,551
Credito Emiliano SpA	996	8,713
Credito Valtellinese SpA*(a)	1,245	2,190
Danieli & C Officine Meccaniche SpA	132	3,112
Danieli & C Officine Meccaniche SpA-RSP	342	5,463
Datalogic SpA	208	7,813
Davide Campari-Milano SpA	5,830	45,382
De’ Longhi SpA	649	19,065
DeA Capital SpA	990	1,549
DiaSorin SpA	237	21,834
doBank SpA, 144A*	372	5,805
Ei Towers SpA	182	12,109
El.En. SpA	90	2,767
Enav SpA, 144A	2,582	13,793
Enel SpA	83,048	539,215
Eni SpA	25,698	422,407
ERG SpA	608	11,579
Falck Renewables SpA	1,427	2,429
Ferrari NV	1,246	135,254
Fila SpA	206	4,627
Fincantieri SpA*	5,404	7,712
FinecoBank Banca Fineco SpA	3,936	39,680
GEDI Gruppo Editoriale SpA*	3,404	2,806
Geox SpA	877	3,067
Hera SpA	7,400	26,600
Immobiliare Grande Distribuzione SIIQ SpA REIT	5,035	6,454
Industria Macchine Automatiche SpA	165	13,944
Infrastrutture Wireless Italiane SpA, 144A	2,553	19,752
Interpump Group SpA	690	22,749
Intesa Sanpaolo SpA	136,508	458,515
Intesa Sanpaolo SpA-RSP	9,653	30,838
Iren SpA	5,629	17,259
Italgas SpA	4,865	30,806
Italmobiliare SpA	167	4,711
Juventus Football Club SpA*(a)	3,734	3,127
La Doria SpA	48	965
Leonardo SpA	4,015	47,980
Luxottica Group SpA	1,730	100,589
Maire Tecnimont SpA	1,301	5,980
MARR SpA	388	10,026
Mediaset SpA*(a)	5,144	19,286
Mediobanca SpA	5,745	66,294
Moncler SpA	1,626	44,571
OVS SpA, 144A	1,972	13,520
Piaggio & C SpA	1,874	5,942
Poste Italiane SpA, 144A	5,447	39,775
Prima Industrie SpA	69	2,686
Prysmian SpA	2,062	68,671
RAI Way SpA, 144A	1,145	7,264
Recordati SpA	1,016	45,711
Reply SpA	212	12,198
Safilo Group SpA*	365	1,918
Saipem SpA*(a)	6,341	25,450

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Salini Impregilo SpA	1,995	$7,299
Salvatore Ferragamo SpA (a)	474	12,954
Saras SpA	5,239	13,507
Snam SpA	22,944	115,681
Societa Cattolica di Assicurazioni SC	1,613	17,500
Societa Iniziative Autostradali e Servizi SpA	792	13,989
Sogefi SpA*	520	2,659
Tamburi Investment Partners SpA	917	6,221
Technogym SpA, 144A	984	9,446
Telecom Italia SpA*	114,907	96,148
Telecom Italia SpA-RSP	59,291	40,155
Terna Rete Elettrica Nazionale SpA	14,459	89,405
Tod’s SpA (a)	107	7,132
UniCredit SpA*	20,296	408,258
Unione di Banche Italiane SpA	10,172	48,962
Unipol Gruppo SpA	3,693	16,932
UnipolSai Assicurazioni SpA	9,244	21,675
Vittoria Assicurazioni SpA	194	2,806
Yoox Net-A-Porter Group SpA*	545	17,839
Zignago Vetro SpA	151	1,433

		4,222,506

Luxembourg — 0.9%
APERAM SA	504	25,762
ArcelorMittal*	6,691	202,006
Eurofins Scientific SE	110	66,603
Grand City Properties SA	1,089	24,887
RTL Group SA	390	31,101
SES SA	3,778	62,393
Solutions 30 SE*	188	5,923
Tenaris SA	4,660	67,723

		486,398

Netherlands — 8.6%
Aalberts Industries NV	995	50,806
ABN AMRO Group NV, 144A	4,301	127,598
Accell Group	256	7,324
Aegon NV	17,799	110,545
Akzo Nobel NV (a)	2,561	230,751
Altice NV, Class A*	5,346	42,213
AMG Advanced Metallurgical Group NV	254	11,305
Arcadis NV	667	15,402
ASM International NV	471	32,555
ASML Holding NV	3,943	692,709
ASR Nederland NV	1,521	62,005
Basic-Fit NV, 144A*	306	7,721
BE Semiconductor Industries NV	350	28,732
BinckBank NV	767	3,925
Boskalis Westminster	889	32,881
Brunel International NV	263	4,649
Corbion NV	619	19,999
Eurocommercial Properties NV	432	18,277
Euronext NV, 144A	557	33,990
EXOR NV	1,095	66,339
Flow Traders, 144A	292	6,405
ForFarmers NV	233	2,790
Fugro NV*	854	12,035

	Number of Shares	Value
Netherlands (Continued)
Gemalto NV	847	$32,175
Heineken Holding NV	1,151	110,927
Heineken NV	2,645	269,455
IMCD Group NV	516	31,900
ING Groep NV	39,454	711,680
Intertrust NV, 144A	633	11,753
InterXion Holding NV*	704	40,642
Kendrion NV	135	6,580
Koninklijke Ahold Delhaize NV	12,968	277,756
Koninklijke BAM Groep NV	2,338	12,698
Koninklijke DSM NV	1,841	172,627
Koninklijke KPN NV	34,547	126,730
Koninklijke Philips NV	9,534	370,223
Koninklijke Volkerwessels NV	296	8,614
Koninklijke Vopak NV	736	31,099
NN Group NV	3,087	135,600
NSI NV REIT	205	8,296
NXP Semiconductors NV*	3,509	397,886
OCI NV*	782	17,568
Philips Lighting NV, 144A	866	32,804
PostNL NV	4,079	18,061
QIAGEN NV*	2,163	68,315
Randstad Holding NV	1,193	73,469
Refresco Group NV, 144A	610	14,376
SBM Offshore NV	1,562	25,908
SIF Holding NV	104	2,042
Takeaway.com NV, 144A*	189	10,134
TKH Group NV	371	24,729
TomTom NV*	1,411	15,239
Vastned Retail NV REIT	181	8,579
Wereldhave NV REIT	415	19,244
Wessanen	789	15,866
Wolters Kluwer NV	3,068	158,940

		4,882,871

Portugal — 0.6%
Altri SGPS SA	832	5,151
Banco Comercial Portugues SA, Class R*	103,059	31,586
Corticeira Amorim SGPS SA	504	6,992
CTT-Correios de Portugal SA	1,418	5,485
EDP — Energias de Portugal SA	23,851	83,605
Galp Energia SGPS SA	4,944	93,300
Jeronimo Martins SGPS SA	2,486	48,823
Mota-Engil SGPS SA	1,146	4,706
Navigator Co. SA	1,760	8,761
NOS SGPS SA	2,580	17,535
REN — Redes Energeticas Nacionais SGPS SA	3,536	10,375
Semapa-Sociedade de Investimento e Gestao	261	5,259
Sonae SGPS SA	4,404	5,341

		326,919

Spain — 9.8%
Abertis Infraestructuras SA	7,040	157,197
Acciona SA	275	22,339
Acerinox SA	1,595	21,443

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Spain (Continued)
ACS Actividades de Construccion y Servicios SA	2,457	$95,044
Aena SME SA, 144A	684	136,082
Almirall SA	614	6,161
Amadeus IT Group SA	4,463	321,753
Applus Services SA	1,408	17,923
Atresmedia Corp. de Medios de Comunicacion SA	937	10,762
Axiare Patrimonio SOCIMI SA REIT	699	15,275
Banco Bilbao Vizcaya Argentaria SA	67,588	577,767
Banco de Sabadell SA	53,612	107,842
Banco Santander SA	163,830	1,100,377
Bankia SA	9,989	47,986
Bankinter SA	6,670	64,361
Bolsas y Mercados Espanoles SHMSF SA	792	26,583
CaixaBank SA	36,333	172,679
Cellnex Telecom SA, 144A	1,579	38,866
Cia de Distribucion Integral Logista Holdings SA	453	10,870
CIE Automotive SA	510	14,969
Codere SA*	505	4,953
Construcciones y Auxiliar de Ferrocarriles SA	218	9,107
Corp. Financiera Alba SA	124	7,424
Distribuidora Internacional de Alimentacion SA	6,483	30,511
Ebro Foods SA	693	16,027
Enagas SA	2,323	68,170
Ence Energia y Celulosa SA	1,191	7,782
Endesa SA	3,179	70,889
Euskaltel SA, 144A	897	7,963
Faes Farma SA	2,708	10,137
Ferrovial SA	5,056	111,301
Fomento de Construcciones y Contratas SA*	849	9,196
Gas Natural SDG SA	3,556	79,487
Gestamp Automocion SA, 144A*	1,701	11,986
Global Dominion Access SA, 144A*	657	3,495
Grifols SA (a)	2,986	87,111
Grupo Catalana Occidente SA	383	16,507
Hispania Activos Inmobiliarios SOCIMI SA REIT	1,025	18,087
Iberdrola SA	57,999	460,590
Indra Sistemas SA*	1,210	16,490
Industria de Diseno Textil SA	11,039	390,759
Inmobiliaria Colonial Socimi SA REIT	2,731	25,800
Lar Espana Real Estate Socimi SA REIT	1,001	10,012
Liberbank SA*	15,420	8,443
Mapfre SA	10,737	36,115
Mediaset Espana Comunicacion SA	1,736	20,218
Melia Hotels International SA	1,204	16,043
Merlin Properties Socimi SA REIT	3,633	47,782
Miquel y Costas & Miquel SA	166	6,872
Neinor Homes SA, 144A*	662	14,041
NH Hotel Group SA	2,150	15,802
Obrascon Huarte Lain SA*	1,109	6,506
Papeles y Cartones de Europa SA	479	5,747
Pharma Mar SA*	2,071	5,904

	Number of Shares	Value
Spain (Continued)
Prosegur Cia de Seguridad SA	2,906	$23,728
Realia Business SA*	2,815	3,753
Red Electrica Corp. SA	4,394	99,369
Repsol SA	12,277	225,328
Sacyr SA*	4,011	9,667
Saeta Yield SA	524	6,050
Siemens Gamesa Renewable Energy SA	2,464	30,853
Talgo SA, 144A	1,120	5,224
Tecnicas Reunidas SA (a)	350	10,673
Telefonica SA	45,877	469,877
Telepizza Group SA, 144A*	999	5,824
Tubacex SA*	1,190	4,653
Unicaja Banco SA, 144A*	7,516	11,361
Viscofan SA	417	26,713
Zardoya Otis SA	1,994	22,286

		5,578,895

Switzerland (c)— 0.3%
EDAG Engineering Group AG*	126	2,251
STMicroelectronics NV	6,463	146,467

		148,718

United Kingdom (c) — 2.9%
CNH Industrial NV	10,364	134,213
Coca-Cola European Partners PLC	2,168	84,530
Dialog Semiconductor PLC*	757	27,450
Fiat Chrysler Automobiles NV*	10,915	187,338
International Consolidated Airlines Group SA (a)	6,293	52,027
RELX NV	9,845	225,396
Stallergenes Greer PLC*	43	1,996
Unilever NV	16,526	951,736

		1,664,686

TOTAL COMMON STOCKS (Cost $46,243,784)		55,121,299

PREFERRED STOCKS — 1.7%
Germany — 1.7%
Bayerische Motoren Werke AG	562	48,630
Biotest AG	229	5,552
Draegerwerk AG & Co. KGaA	84	7,035
FUCHS PETROLUB SE	679	35,681
Henkel AG & Co. KGaA	1,808	245,325
Jungheinrich AG	504	22,544
Porsche Automobil Holding SE	1,545	129,277
Sartorius AG	374	35,835
Schaeffler AG	1,729	30,159
Sixt SE	186	12,154
STO SE & Co. KGaA	31	4,575
Volkswagen AG	1,875	397,469

		974,236

TOTAL PREFERRED STOCKS (Cost $760,772)		974,236

RIGHTS — 0.0%
Italy — 0.0%
Banca Carige SpA*, expires 12/11/17	6,685	10

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Portugal — 0.0%
REN — Redes Energeticas Nacionais SGPS SA*, expires 12/09/17	2,560	$457

TOTAL RIGHTS (Cost $2,188)		467

WARRANT — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	85

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 3.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $1,808,150)	1,808,150	$1,808,150

TOTAL INVESTMENTS — 102.1% (Cost $48,814,937)		$57,904,237
Other assets and liabilities, net — (2.1%)		(1,180,699)

NET ASSETS — 100.0%		$56,723,538

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $1,059,482, which is 1.9% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the Eurozone.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	457,212	12,225	(107,975)	(9,231)	43,099	—	395,330

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX Futures	EUR	13	$545,048	$552,859	12/15/2017	$4,332

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	EUR	82,000	USD	95,693	$—	$(1,944)
Goldman Sachs & Co.	12/5/2017	EUR	1,907,000	USD	2,225,286	—	(45,377)
Goldman Sachs & Co.	12/5/2017	EUR	27,725,300	USD	32,351,017	—	(661,473)
JP Morgan & Chase Co.	12/5/2017	EUR	22,801,000	USD	26,606,904	—	(542,226)
Goldman Sachs & Co.	12/5/2017	USD	4,595,136	EUR	3,935,000	90,265	—
Goldman Sachs & Co.	12/5/2017	USD	30,680,716	EUR	25,731,300	—	(42,480)
Goldman Sachs & Co.	12/5/2017	USD	55,941	EUR	48,000	1,213	—
JP Morgan & Chase Co.	12/5/2017	USD	27,188,106	EUR	22,801,000	—	(38,976)
Goldman Sachs & Co.	1/4/2018	EUR	220,000	USD	262,540	9	—
Goldman Sachs & Co.	1/4/2018	EUR	25,731,300	USD	30,747,360	41,675	—
JP Morgan & Chase Co.	1/4/2018	EUR	22,801,000	USD	27,247,621	38,724	—
Goldman Sachs & Co.	1/4/2018	USD	1,768,723	EUR	1,480,000	—	(2,609)

Total unrealized appreciation (depreciation)						$171,886	$(1,335,085)

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$55,121,299	$—	$—	$55,121,299
Preferred Stock	974,236	—	—	974,236
Rights (f)	467	—	—	467
Warrant	85	—	—	85
Short-Term Investments	1,808,150	—	—	1,808,150
Derivatives (g)
Forward Foreign Currency Contracts	—	171,886	—	171,886
Futures Contracts	4,332	—	—	4,332

TOTAL	$57,908,569	$171,886	$—	$58,080,455

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(1,335,085)	$—	$(1,335,085)

TOTAL	$—	$(1,335,085)	$—	$(1,335,085)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.5%
Consumer Discretionary — 14.1%
adidas AG	5,841	$1,218,034
Axel Springer SE	1,508	119,020
Bayerische Motoren Werke AG	10,266	1,034,714
Continental AG	3,413	908,944
Daimler AG	29,863	2,471,048
HUGO BOSS AG	1,963	161,426
ProSiebenSat.1 Media SE	7,208	229,239
RTL Group SA	1,199	95,616
Volkswagen AG	1,007	208,493
Zalando SE, 144A*	3,451	176,481

		6,623,015

Consumer Staples — 1.9%
Beiersdorf AG	3,137	373,344
Henkel AG & Co. KGaA	3,230	393,677
METRO AG*	5,571	108,747

		875,768

Financials — 14.8%
Allianz SE	13,946	3,289,135
Commerzbank AG*	33,011	477,586
Deutsche Bank AG (a)	64,103	1,210,095
Deutsche Boerse AG	5,988	678,867
Hannover Rueck SE	1,873	246,119
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,818	1,072,088

		6,973,890

Health Care — 11.7%
Bayer AG	25,650	3,271,279
Fresenius Medical Care AG & Co. KGaA	6,688	664,454
Fresenius SE & Co. KGaA	12,890	929,898
Merck KGaA	4,010	426,840
QIAGEN NV*	6,706	211,797

		5,504,268

Industrials — 13.9%
Brenntag AG	4,792	298,302
Deutsche Lufthansa AG	7,296	250,709
Deutsche Post AG	30,135	1,430,781
Fraport AG Frankfurt Airport Services Worldwide	1,291	128,584
GEA Group AG	5,672	273,655
HOCHTIEF AG	598	105,093
KION Group AG	2,196	178,731
MAN SE	1,099	123,431
MTU Aero Engines AG	1,615	290,356
OSRAM Licht AG	3,086	264,427
Siemens AG	23,729	3,225,400

		6,569,469

Information Technology — 10.7%
Infineon Technologies AG	35,241	973,137
SAP SE	30,494	3,435,366
United Internet AG	3,813	256,875
Wirecard AG	3,642	388,233

		5,053,611

	Number of Shares	Value
Materials — 14.2%
BASF SE	28,571	$3,196,622
Covestro AG, 144A	3,799	395,654
Evonik Industries AG	5,332	198,897
HeidelbergCement AG	4,617	491,122
K+S AG (b)	6,256	146,504
LANXESS AG	2,904	220,593
Linde AG*	95	22,179
Linde AG	5,922	1,299,772
Symrise AG	3,925	333,608
thyssenkrupp AG	13,510	369,686

		6,674,637

Real Estate — 2.5%
Deutsche Wohnen SE	10,994	485,999
Vonovia SE	15,043	708,050

		1,194,049

Telecommunication Services — 4.4%
Deutsche Telekom AG	103,382	1,846,986
Drillisch AG	1,640	125,143
Telefonica Deutschland Holding AG	24,031	114,297

		2,086,426

Utilities — 3.3%
E.ON SE	68,282	789,726
Innogy SE, 144A	4,312	199,315
RWE AG*	16,072	368,247
Uniper SE	6,259	186,207

		1,543,495

TOTAL COMMON STOCKS (Cost $38,437,241)		43,098,628

PREFERRED STOCKS — 5.8%
Consumer Discretionary — 3.9%
Bayerische Motoren Werke AG	1,711	148,055
Porsche Automobil Holding SE	4,751	397,538
Schaeffler AG	5,429	94,699
Volkswagen AG	5,756	1,220,176

		1,860,468

Consumer Staples — 1.6%
Henkel AG & Co. KGaA	5,521	749,136

Materials — 0.3%
FUCHS PETROLUB SE	2,262	118,867

TOTAL PREFERRED STOCKS (Cost $2,913,153)		2,728,471

SECURITIES LENDING COLLATERAL — 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $151,326)	151,326	151,326

TOTAL INVESTMENTS — 97.6% (Cost $41,501,720)		$45,978,425
Other assets and liabilities, net — 2.4%		1,120,599

NET ASSETS — 100.0%		$47,099,024

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $144,350, which is 0.3% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	1,723,784	108,735	(717,222)	(252,293)	347,091	30	1,210,095

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index Futures	EUR	2	$744,474	$776,787	12/15/2017	$30,606
DAX MINI Futures	EUR	3	232,907	233,036	12/15/2017	(1,716)

Total net unrealized appreciation						$28,890

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	EUR	12,606,534	USD	14,709,821	$—	$(300,768)
RBC Capital Markets	12/5/2017	EUR	15,426,133	USD	18,000,153	—	(367,730)
The Bank of Nova Scotia	12/5/2017	EUR	2,525,000	USD	2,946,561	—	(59,954)
The Bank of Nova Scotia	12/5/2017	EUR	195,000	USD	227,521	—	(4,665)
The Bank of Nova Scotia	12/5/2017	EUR	13,667,933	USD	15,948,633	—	(325,763)
Goldman Sachs & Co.	12/5/2017	USD	4,367,989	EUR	3,687,600	22,833	—
Goldman Sachs & Co.	12/5/2017	USD	10,634,491	EUR	8,918,934	—	(14,724)
RBC Capital Markets	12/5/2017	USD	18,393,350	EUR	15,426,133	—	(25,467)
The Bank of Nova Scotia	12/5/2017	USD	19,337,452	EUR	16,217,933	—	(26,774)
The Bank of Nova Scotia	12/5/2017	USD	197,887	EUR	170,000	4,532	—
Goldman Sachs & Co.	1/4/2018	EUR	8,918,934	USD	10,657,591	14,445	—
RBC Capital Markets	1/4/2018	EUR	15,426,133	USD	18,433,550	25,231	—
The Bank of Nova Scotia	1/4/2018	EUR	16,217,933	USD	19,379,457	26,267	—
The Bank of Nova Scotia	1/4/2018	EUR	295,000	USD	351,985	—	(44)
The Bank of Nova Scotia	1/4/2018	USD	1,846,380	EUR	1,545,000	—	(2,700)

Total unrealized appreciation (depreciation)						$93,308	$(1,128,589)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$43,098,628	$—	$—	$43,098,628
Preferred Stocks (e)	2,728,471	—	—	2,728,471
Short-Term Investments	151,326	—	—	151,326
Derivatives (f)
Forward Foreign Currency Contracts	—	93,308	—	93,308
Futures Contracts	30,606	—	—	30,606

TOTAL	$46,009,031	$93,308	$—	$46,102,339

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(1,128,589)	$—	$(1,128,589)
Futures Contracts	(1,716)	—	—	(1,716)

TOTAL	$(1,716)	$(1,128,589)	$—	$(1,130,305)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.8%
Consumer Discretionary — 19.3%
ABC-Mart, Inc.	17,911	$980,335
Aisin Seiki Co. Ltd.	91,123	4,866,047
Asics Corp.	82,415	1,212,664
Bandai Namco Holdings, Inc.	103,207	3,347,155
Benesse Holdings, Inc.	38,588	1,357,754
Bridgestone Corp.	336,407	15,229,407
Casio Computer Co. Ltd.	102,592	1,496,788
Denso Corp.	246,410	13,804,390
Dentsu, Inc.	112,136	5,061,539
Don Quijote Holdings Co. Ltd.	59,650	2,846,155
Fast Retailing Co. Ltd.	27,289	10,549,952
Hakuhodo DY Holdings, Inc.	117,780	1,579,191
Hikari Tsushin, Inc.	11,752	1,689,523
Honda Motor Co. Ltd.	889,145	29,578,914
Iida Group Holdings Co. Ltd.	76,966	1,415,608
Isetan Mitsukoshi Holdings Ltd.	173,775	2,005,720
Isuzu Motors Ltd.	284,695	4,479,940
J. Front Retailing Co. Ltd.	121,900	2,052,517
Koito Manufacturing Co. Ltd.	57,172	3,936,941
Marui Group Co. Ltd.	103,802	1,831,719
Mazda Motor Corp.	296,904	3,965,051
McDonald’s Holdings Co. Japan Ltd.	33,019	1,439,053
Mitsubishi Motors Corp.	356,038	2,483,361
NGK Spark Plug Co. Ltd.	86,790	1,994,215
Nikon Corp.	174,959	3,462,026
Nissan Motor Co. Ltd.	1,197,747	11,578,913
Nitori Holdings Co. Ltd.	41,347	6,735,948
NOK Corp.	44,990	1,092,120
Oriental Land Co. Ltd.	112,725	10,006,979
Panasonic Corp.	1,141,844	16,922,971
Rakuten, Inc.	479,438	4,888,312
Rinnai Corp.	18,155	1,624,424
Ryohin Keikaku Co. Ltd.	12,070	3,758,972
Sankyo Co. Ltd.	24,153	777,952
Sega Sammy Holdings, Inc.	89,688	1,082,201
Sekisui Chemical Co. Ltd.	202,552	3,907,241
Sekisui House Ltd.	299,452	5,572,902
Sharp Corp.*(a)	76,255	2,395,143
Shimamura Co. Ltd.	11,870	1,426,994
Shimano, Inc.	38,184	5,265,589
Sony Corp.	653,593	30,204,249
Stanley Electric Co. Ltd.	72,746	2,898,981
Start Today Co. Ltd.	97,934	2,980,354
Subaru Corp.	317,417	10,347,887
Sumitomo Electric Industries Ltd.	390,713	6,799,160
Sumitomo Rubber Industries Ltd.	90,530	1,640,954
Suzuki Motor Corp.	178,289	9,568,311
Takashimaya Co. Ltd.	164,524	1,618,269
Toho Co. Ltd.	55,198	1,861,268
Toyoda Gosei Co. Ltd.	33,263	829,617
Toyota Industries Corp.	82,399	5,103,035
Toyota Motor Corp.	1,348,673	84,411,148
USS Co. Ltd.	114,218	2,400,156
Yamada Denki Co. Ltd. (a)	324,947	1,761,230
Yamaha Corp.	86,007	3,156,150
Yamaha Motor Co. Ltd.	141,424	4,423,230

	Number of Shares	Value
Consumer Discretionary (Continued)
Yokohama Rubber Co. Ltd.	60,346	$1,349,065

		371,055,690

Consumer Staples — 7.4%
Aeon Co. Ltd.	321,902	5,217,018
Ajinomoto Co., Inc.	279,001	5,116,692
Asahi Group Holdings Ltd.	199,497	10,116,215
Calbee, Inc.	42,308	1,475,489
Coca-Cola Bottlers Japan, Inc.	66,800	2,531,450
FamilyMart UNY Holdings Co. Ltd.	41,134	2,766,754
Japan Tobacco, Inc.	569,389	18,820,268
Kao Corp.	255,584	16,891,322
Kikkoman Corp.	75,248	2,941,856
Kirin Holdings Co. Ltd.	444,789	10,392,045
Kose Corp.	16,188	2,476,852
Lawson, Inc.	26,769	1,840,971
Lion Corp.	118,188	2,198,993
MEIJI Holdings Co. Ltd.	62,793	5,456,622
NH Foods Ltd.	92,622	2,268,949
Nisshin Seifun Group, Inc.	102,975	2,009,268
Nissin Foods Holdings Co. Ltd.	31,370	2,260,524
Pola Orbis Holdings, Inc.	46,079	1,678,652
Seven & i Holdings Co. Ltd.	387,802	15,867,681
Shiseido Co. Ltd.	195,607	9,510,520
Sundrug Co. Ltd.	37,957	1,743,638
Suntory Beverage & Food Ltd.	74,236	3,205,713
Toyo Suisan Kaisha Ltd.	44,612	1,894,756
Tsuruha Holdings, Inc.	19,597	2,702,434
Unicharm Corp.	207,874	5,435,810
Yakult Honsha Co. Ltd.	44,438	3,458,855
Yamazaki Baking Co. Ltd.	66,406	1,278,026

		141,557,373

Energy — 0.9%
Idemitsu Kosan Co. Ltd.	71,012	2,378,739
Inpex Corp.	484,044	5,440,630
JXTG Holdings, Inc.	1,579,437	8,841,311
Showa Shell Sekiyu KK	100,414	1,277,647

		17,938,327

Financials — 12.0%
Acom Co. Ltd.*(a)	204,474	848,455
AEON Financial Service Co. Ltd.	61,772	1,367,223
Aozora Bank Ltd.	58,392	2,259,515
Bank of Kyoto Ltd.	32,704	1,662,152
Chiba Bank Ltd.	355,560	2,713,813
Concordia Financial Group Ltd.	638,838	3,490,918
Credit Saison Co. Ltd.	82,192	1,576,725
Dai-ichi Life Holdings, Inc.	556,219	11,347,273
Daiwa Securities Group, Inc.	817,944	5,072,859
Fukuoka Financial Group, Inc.	388,742	2,010,288
Hachijuni Bank Ltd.	201,816	1,147,650
Japan Exchange Group, Inc.	265,632	4,866,793
Japan Post Bank Co. Ltd.	216,725	2,747,937
Japan Post Holdings Co. Ltd.	811,070	9,310,964
Kyushu Financial Group, Inc.	183,038	1,079,899
Mebuki Financial Group, Inc.	513,762	2,150,090
Mitsubishi UFJ Financial Group, Inc.	6,154,942	43,318,935

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	217,716	$1,236,132
Mizuho Financial Group, Inc.	12,432,272	22,523,793
MS&AD Insurance Group Holdings, Inc.	243,489	7,907,524
Nomura Holdings, Inc.	1,873,277	11,160,267
ORIX Corp.	684,027	11,754,482
Resona Holdings, Inc.	1,155,176	6,116,392
SBI Holdings, Inc.	108,299	1,919,734
Seven Bank Ltd.	299,904	1,001,945
Shinsei Bank Ltd.	86,847	1,383,595
Shizuoka Bank Ltd.	256,982	2,529,975
Sompo Holdings, Inc.	181,675	7,315,750
Sony Financial Holdings, Inc.	92,082	1,552,905
Sumitomo Mitsui Financial Group, Inc.	692,972	27,997,189
Sumitomo Mitsui Trust Holdings, Inc.	173,262	6,410,440
Suruga Bank Ltd.	93,082	1,994,053
T&D Holdings, Inc.	267,649	4,388,878
Tokio Marine Holdings, Inc.	349,671	15,410,442
Yamaguchi Financial Group, Inc.	110,464	1,316,204

		230,891,189

Health Care — 6.7%
Alfresa Holdings Corp.	99,790	2,138,642
Astellas Pharma, Inc.	1,067,635	13,527,456
Chugai Pharmaceutical Co. Ltd.	116,045	5,990,683
CYBERDYNE, Inc.*(a)	50,768	670,772
Daiichi Sankyo Co. Ltd.	288,661	6,945,613
Eisai Co. Ltd.	138,012	7,812,648
Hisamitsu Pharmaceutical Co., Inc.	33,206	1,864,693
Hoya Corp.	202,886	9,821,164
Kyowa Hakko Kirin Co. Ltd.	134,360	2,541,672
M3, Inc.	107,942	3,539,082
Medipal Holdings Corp.	89,082	1,724,729
Mitsubishi Tanabe Pharma Corp.	116,561	2,513,604
Olympus Corp.	147,894	6,057,944
Ono Pharmaceutical Co. Ltd.	212,883	4,840,442
Otsuka Holdings Co. Ltd.	201,200	8,892,166
Santen Pharmaceutical Co. Ltd.	188,474	2,867,009
Shionogi & Co. Ltd.	151,608	8,431,423
Sumitomo Dainippon Pharma Co. Ltd. (a)	85,248	1,233,140
Suzuken Co. Ltd.	38,632	1,524,067
Sysmex Corp.	79,944	6,052,005
Taisho Pharmaceutical Holdings Co. Ltd.	17,246	1,366,869
Takeda Pharmaceutical Co. Ltd.	368,223	20,232,716
Terumo Corp.	164,951	7,885,169

		128,473,708

Industrials — 20.1%
Amada Holdings Co. Ltd.	176,834	2,342,703
ANA Holdings, Inc.	57,618	2,293,559
Asahi Glass Co. Ltd.	104,462	4,343,882
Central Japan Railway Co.	74,326	13,720,047
Dai Nippon Printing Co. Ltd.	130,943	2,856,325
Daifuku Co. Ltd.	51,300	2,789,604

	Number of Shares	Value
Industrials (Continued)
Daikin Industries Ltd.	129,048	$14,814,520
East Japan Railway Co.	168,885	16,304,016
FANUC Corp.	100,789	25,025,977
Fuji Electric Co. Ltd.	303,031	2,132,485
Hankyu Hanshin Holdings, Inc.	124,540	4,813,621
Hino Motors Ltd.	139,760	1,706,253
Hitachi Construction Machinery Co. Ltd.	52,720	1,740,235
Hoshizaki Corp.	28,454	2,702,681
IHI Corp.	79,768	2,455,872
ITOCHU Corp.	769,388	13,303,381
Japan Airlines Co. Ltd.	57,554	2,104,867
Japan Airport Terminal Co. Ltd.	25,135	935,765
JGC Corp.	107,615	1,865,537
JTEKT Corp.	119,384	2,046,219
Kajima Corp.	465,153	4,872,854
Kamigumi Co. Ltd.	64,542	1,418,783
Kawasaki Heavy Industries Ltd.	78,893	2,600,676
Keihan Holdings Co. Ltd.	48,904	1,444,807
Keikyu Corp.	126,281	2,431,480
Keio Corp.	58,736	2,588,570
Keisei Electric Railway Co. Ltd.	70,484	2,254,586
Kintetsu Group Holdings Co. Ltd.	94,010	3,671,189
Komatsu Ltd.	476,837	14,744,260
Kubota Corp.	541,963	10,208,908
Kurita Water Industries Ltd.	48,342	1,509,815
Kyushu Railway Co.	83,300	2,568,315
LIXIL Group Corp.	133,416	3,502,992
Mabuchi Motor Co. Ltd.	26,448	1,405,296
Makita Corp.	118,044	4,866,713
Marubeni Corp.	862,987	5,718,741
MINEBEA MITSUMI, Inc.	202,724	3,989,814
MISUMI Group, Inc.	142,820	4,155,986
Mitsubishi Corp.	778,591	19,460,451
Mitsubishi Electric Corp.	998,926	16,442,404
Mitsubishi Heavy Industries Ltd.	169,302	6,242,866
Mitsui & Co. Ltd.	873,971	13,240,220
Mitsui OSK Lines Ltd.	60,208	1,925,886
Nabtesco Corp.	56,272	2,192,481
Nagoya Railroad Co. Ltd.	94,101	2,291,802
NGK Insulators Ltd.	140,164	2,671,392
Nidec Corp.	122,545	16,626,791
Nippon Express Co. Ltd.	43,039	2,726,626
Nippon Yusen KK*	83,612	1,944,966
NSK Ltd.	202,298	3,039,548
Obayashi Corp.	339,808	4,384,035
Odakyu Electric Railway Co. Ltd.	151,077	3,201,552
Park24 Co. Ltd.	56,368	1,386,349
Persol Holdings Co. Ltd.	92,600	2,162,271
Recruit Holdings Co. Ltd.	570,568	13,419,463
Secom Co. Ltd.	108,572	8,116,974
Seibu Holdings, Inc.	114,030	2,055,772
Shimizu Corp.	288,468	3,196,229
SMC Corp.	29,558	11,941,910
Sohgo Security Services Co. Ltd.	37,222	2,060,447
Sumitomo Corp.	606,373	9,393,677
Sumitomo Heavy Industries Ltd.	59,858	2,427,933

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Taisei Corp.	107,052	$5,612,038
THK Co. Ltd.	59,576	2,172,993
Tobu Railway Co. Ltd.	98,490	3,128,542
Tokyu Corp.	277,522	4,416,384
Toppan Printing Co. Ltd.	261,478	2,430,192
Toshiba Corp.*(a)	2,045,234	5,015,634
TOTO Ltd.	73,038	4,049,555
Toyota Tsusho Corp.	111,531	4,181,979
West Japan Railway Co.	86,379	6,337,300
Yamato Holdings Co. Ltd.	179,817	3,635,644

		387,783,640

Information Technology — 12.5%
Alps Electric Co. Ltd.	102,542	3,257,254
Brother Industries Ltd.	118,822	2,930,826
Canon, Inc.	554,497	21,175,779
DeNA Co. Ltd.	52,816	1,194,338
Disco Corp.	14,700	3,247,074
FUJIFILM Holdings Corp.	214,457	8,731,103
Fujitsu Ltd.	1,015,405	7,532,646
Hamamatsu Photonics KK	73,588	2,517,338
Hirose Electric Co. Ltd.	15,978	2,376,576
Hitachi High-Technologies Corp.	35,870	1,480,440
Hitachi Ltd.	2,499,671	18,527,927
Kakaku.com, Inc.	73,136	1,152,812
Keyence Corp.	50,443	29,092,853
Konami Holdings Corp.	46,264	2,437,652
Konica Minolta, Inc.	238,280	2,320,448
Kyocera Corp.	166,708	11,703,407
LINE Corp.*	23,447	997,922
Mixi, Inc.	24,476	1,135,232
Murata Manufacturing Co. Ltd.	98,615	13,287,987
NEC Corp.	130,693	3,483,753
Nexon Co. Ltd.*	100,282	2,869,146
Nintendo Co. Ltd.	58,621	23,543,198
Nippon Electric Glass Co. Ltd.	41,568	1,610,347
Nomura Research Institute Ltd.	65,874	2,973,388
NTT Data Corp.	328,940	3,860,942
Obic Co. Ltd.	33,562	2,323,053
Omron Corp.	99,417	5,856,633
Oracle Corp.	20,772	1,841,970
Otsuka Corp.	28,380	2,118,193
Renesas Electronics Corp.*	256,500	3,129,188
Ricoh Co. Ltd.	364,734	3,227,821
Rohm Co. Ltd.	48,212	4,926,367
Seiko Epson Corp.	143,624	3,471,121
Shimadzu Corp.	134,336	3,195,322
SUMCO Corp.	121,600	3,050,129
TDK Corp.	65,828	5,363,568
Tokyo Electron Ltd.	81,314	14,999,144
Trend Micro, Inc.	60,772	3,428,870
Yahoo Japan Corp.	737,328	3,360,871
Yaskawa Electric Corp.	129,782	5,708,125
Yokogawa Electric Corp.	119,408	2,196,229

		241,636,992

	Number of Shares	Value
Materials — 6.4%
Air Water, Inc.	78,204	$1,673,244
Asahi Kasei Corp.	647,984	8,089,364
Daicel Corp.	143,746	1,699,995
Hitachi Chemical Co. Ltd.	57,894	1,519,046
Hitachi Metals Ltd.	112,846	1,488,972
JFE Holdings, Inc.	271,819	6,380,966
JSR Corp.	99,751	1,906,476
Kaneka Corp.	155,186	1,367,848
Kansai Paint Co. Ltd.	108,106	2,832,686
Kobe Steel Ltd.*	161,666	1,512,589
Kuraray Co. Ltd.	183,421	3,521,905
Maruichi Steel Tube Ltd.	30,232	851,530
Mitsubishi Chemical Holdings Corp.	733,396	7,924,026
Mitsubishi Gas Chemical Co., Inc.	94,576	2,638,666
Mitsubishi Materials Corp.	59,172	1,971,611
Mitsui Chemicals, Inc.	94,081	3,030,287
Nippon Paint Holdings Co. Ltd.	86,463	2,650,472
Nippon Steel & Sumitomo Metal Corp.	389,337	9,412,999
Nissan Chemical Industries Ltd.	60,102	2,403,119
Nitto Denko Corp.	84,518	8,283,207
Oji Holdings Corp.	441,184	2,677,406
Shin-Etsu Chemical Co. Ltd.	200,431	20,952,248
Sumitomo Chemical Co. Ltd.	825,356	5,734,847
Sumitomo Metal Mining Co. Ltd.	125,805	4,868,104
Taiheiyo Cement Corp.	59,978	2,456,782
Taiyo Nippon Sanso Corp.	64,880	888,356
Teijin Ltd.	97,659	2,099,914
Toray Industries, Inc.	749,442	7,038,608
Tosoh Corp.	147,600	3,251,148
Toyo Seikan Group Holdings Ltd.	85,026	1,398,402

		122,524,823

Real Estate — 3.7%
Aeon Mall Co. Ltd.	62,222	1,135,581
Daito Trust Construction Co. Ltd.	35,851	6,544,571
Daiwa House Industry Co. Ltd.	290,617	10,623,292
Daiwa House REIT Investment Corp. REIT	758	1,814,432
Hulic Co. Ltd.	156,510	1,711,882
Japan Prime Realty Investment Corp. REIT	462	1,549,647
Japan Real Estate Investment Corp. REIT	626	3,036,972
Japan Retail Fund Investment Corp. REIT	1,323	2,342,831
Mitsubishi Estate Co. Ltd.	646,324	11,499,967
Mitsui Fudosan Co. Ltd.	459,782	10,360,364
Nippon Building Fund, Inc. REIT	671	3,356,640
Nippon Prologis REIT, Inc. REIT	955	2,045,853
Nomura Real Estate Holdings, Inc.	68,328	1,571,219
Nomura Real Estate Master Fund, Inc. REIT	1,972	2,482,850
Sumitomo Realty & Development Co. Ltd.	184,750	6,067,226
Tokyo Tatemono Co. Ltd.	108,058	1,493,965
Tokyu Fudosan Holdings Corp.	266,327	1,916,788

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
United Urban Investment Corp. REIT	1,545	$2,186,845

		71,740,925

Telecommunication Services — 5.2%
KDDI Corp.	936,115	26,741,390
Nippon Telegraph & Telephone Corp.	357,876	18,694,327
NTT DOCOMO, Inc.	706,205	18,244,178
SoftBank Group Corp.	426,593	35,952,149

		99,632,044

Utilities — 1.6%
Chubu Electric Power Co., Inc.	340,534	4,293,551
Chugoku Electric Power Co., Inc.	150,068	1,653,422
Electric Power Development Co. Ltd.	72,866	2,020,009
Kansai Electric Power Co., Inc.	371,607	4,899,949
Kyushu Electric Power Co., Inc.	223,990	2,553,460
Osaka Gas Co. Ltd.	192,689	3,693,013
Toho Gas Co. Ltd.	37,128	1,052,364
Tohoku Electric Power Co., Inc.	231,621	3,050,001
Tokyo Electric Power Co. Holdings, Inc.*	737,784	2,949,956
Tokyo Gas Co. Ltd.	201,665	4,721,554

		30,887,279

TOTAL COMMON STOCKS (Cost $1,617,627,934)		1,844,121,990

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $11,091,736)	11,091,736	$11,091,736

TOTAL INVESTMENTS — 96.4% (Cost $1,628,719,670)		$1,855,213,726
Other assets and liabilities, net — 3.6%		69,687,871

NET ASSETS — 100.0%		$1,924,901,597

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $10,486,588, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	100	$18,022,599	$20,223,022	12/07/2017	$2,527,547
TOPIX Index Futures	JPY	285	43,495,414	45,505,798	12/07/2017	2,376,730

Total unrealized appreciation						$4,904,277

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	JPY	5,300,937,400	USD	46,704,829	$—	$(410,724)
Goldman Sachs & Co.	12/5/2017	JPY	2,149,336,200	USD	18,960,939	—	(142,694)
Goldman Sachs & Co.	12/5/2017	JPY	3,907,050,200	USD	34,405,647	—	(320,821)
Goldman Sachs & Co.	12/5/2017	JPY	955,260,500	USD	8,419,574	—	(70,929)
JP Morgan & Chase Co.	12/5/2017	JPY	2,865,781,500	USD	25,575,963	104,453	—
JP Morgan & Chase Co.	12/5/2017	JPY	716,445,400	USD	6,314,648	—	(53,230)
JP Morgan & Chase Co.	12/5/2017	JPY	955,260,500	USD	8,400,982	—	(89,522)
JP Morgan & Chase Co.	12/5/2017	JPY	55,588,390,000	USD	489,852,127	—	(4,226,099)

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2017	JPY	61,551,817,000	USD	542,321,092	$—	$(4,760,998)
The Bank of New York Mellon	12/5/2017	JPY	7,127,491,300	USD	62,798,940	—	(551,307)
The Bank of Nova Scotia	12/5/2017	JPY	15,464,667,000	USD	136,276,946	—	(1,175,411)
The Bank of Nova Scotia	12/5/2017	JPY	48,365,682,400	USD	426,144,379	—	(3,737,303)
The Bank of Nova Scotia	12/5/2017	JPY	1,671,705,900	USD	14,794,617	—	(63,764)
The Bank of Nova Scotia	12/5/2017	JPY	1,432,890,800	USD	12,746,020	10,264	—
The Bank of Nova Scotia	12/5/2017	JPY	1,432,890,800	USD	12,606,960	—	(128,795)
The Bank of Nova Scotia	12/5/2017	JPY	716,445,400	USD	6,373,010	5,132	—
The Bank of Nova Scotia	12/5/2017	JPY	4,298,672,300	USD	38,043,302	—	(163,964)
The Bank of Nova Scotia	12/5/2017	JPY	1,432,890,800	USD	12,706,932	—	(28,824)
Goldman Sachs & Co.	12/5/2017	USD	110,027,115	JPY	12,312,584,300	—	(590,957)
JP Morgan & Chase Co.	12/5/2017	USD	498,499,166	JPY	55,782,465,400	—	(2,695,967)
JP Morgan & Chase Co.	12/5/2017	USD	33,958,443	JPY	3,853,200,000	289,396	—
JP Morgan & Chase Co.	12/5/2017	USD	4,305,204	JPY	490,212,000	51,877	—
RBC Capital Markets	12/5/2017	USD	550,036,343	JPY	61,551,817,000	—	(2,954,253)
The Bank of New York Mellon	12/5/2017	USD	63,695,755	JPY	7,127,491,300	—	(345,508)
The Bank of Nova Scotia	12/5/2017	USD	668,565,707	JPY	74,815,845,400	—	(3,590,876)
Goldman Sachs & Co.	1/5/2018	JPY	12,312,584,300	USD	110,221,151	575,445	—
JP Morgan & Chase Co.	1/5/2018	JPY	55,782,465,400	USD	499,445,964	2,693,403	—
JP Morgan & Chase Co.	1/5/2018	JPY	411,857,000	USD	3,665,676	—	(1,983)
RBC Capital Markets	1/5/2018	JPY	61,551,817,000	USD	551,075,411	2,945,771	—
The Bank of New York Mellon	1/5/2018	JPY	7,127,491,300	USD	63,815,232	343,681	—
The Bank of Nova Scotia	1/5/2018	JPY	74,815,845,400	USD	669,837,683	3,589,562	—
JP Morgan & Chase Co.	1/5/2018	USD	29,220,922	JPY	3,263,442,000	—	(159,404)

Total unrealized appreciation (depreciation)						$10,608,984	$(26,263,333)

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,844,121,990	$—	$—	$1,844,121,990
Short-Term Investments	11,091,736	—	—	11,091,736
Derivatives (e)
Forward Foreign Currency Contracts	—	10,608,984	—	10,608,984
Futures Contracts	4,904,277	—	—	4,904,277

TOTAL	$1,860,118,003	$10,608,984	$—	$1,870,726,987

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(26,263,333)	$—	$(26,263,333)

TOTAL	$—	$(26,263,333)	$—	$(26,263,333)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Mexico Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Consumer Discretionary — 7.7%
Alsea SAB de CV	6,832	$22,580
Consorcio ARA SAB de CV	15,110	5,546
El Puerto de Liverpool SAB de CV, Class C1	2,327	15,784
Grupo Televisa SAB, Series CPO	23,806	89,398
Hoteles City Express SAB de CV*	6,154	7,404
Rassini SAB de CV	1,113	4,171
TV Azteca SAB de CV, Series CPO	25,413	4,718

		149,601

Consumer Staples — 26.4%
Arca Continental SAB de CV	5,097	34,903
Coca-Cola Femsa SAB de CV, Series L	3,523	24,193
Fomento Economico Mexicano SAB de CV	19,503	176,096
Gruma SAB de CV, Class B	2,589	32,099
Grupo Bimbo SAB de CV, Series A	19,164	44,683
Grupo Comercial Chedraui SA de CV	4,875	9,491
Grupo Herdez SAB de CV	3,656	8,289
Grupo Lala SAB de CV	8,175	12,402
Industrias Bachoco SAB de CV, Series B	2,618	12,749
Kimberly-Clark de Mexico SAB de CV, Class A	18,185	32,515
La Comer SAB de CV*	8,013	7,890
Wal-Mart de Mexico SAB de CV	51,108	120,453

		515,763

Financials — 15.4%
Banco del Bajio SA, 144A*	1,349	2,485
Banregio Grupo Financiero SAB de CV	3,003	16,374
Bolsa Mexicana de Valores SAB de CV	5,767	9,894
Concentradora Hipotecaria SAPI de CV REIT	5,140	5,144
Credito Real SAB de CV, SOFOM, ER	3,694	5,415
Gentera SAB de CV	12,477	11,449
Grupo Financiero Banorte SAB de CV, Class O	24,755	145,194
Grupo Financiero Inbursa SAB de CV, Class O	27,130	47,927
Grupo Financiero Interacciones SA de CV, Class O	1,537	7,091
Grupo Financiero Santander Mexico SAB de CV, Class B	21,689	35,184
Qualitas Controladora SAB de CV	3,975	7,280
Unifin Financiera SAB de CV SOFOM ENR	2,501	8,336

		301,773

Health Care — 0.7%
Genomma Lab Internacional SAB de CV, Class B*	11,050	13,093

Industrials — 10.8%
Alfa SAB de CV, Class A	33,224	37,030
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	8,421	7,687
Elementia SAB de CV, 144A*	5,549	7,042
Grupo Aeromexico SAB de CV*	3,982	6,791
Grupo Aeroportuario del Centro Norte SAB de CV	3,336	16,906

	Number of Shares	Value
Industrials (Continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,206	$41,866
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,427	43,479
Grupo Carso SAB de CV, Series A1	5,751	18,316
Grupo Rotoplas SAB de CV*	3,070	4,761
Promotora y Operadora de Infraestructura SAB de CV	2,801	28,169

		212,047

Materials — 14.0%
Cemex SAB de CV, Series CPO*	113,293	86,694
Grupo Mexico SAB de CV, Series B	33,021	103,359
Industrias CH SAB de CV, Series B*	2,098	9,475
Industrias Penoles SAB de CV	1,652	34,657
Mexichem SAB de CV	12,685	32,993
Minera Frisco SAB de CV, Class A1*	10,664	6,833

		274,011

Real Estate — 6.5%
Concentradora Fibra Danhos SA de CV REIT	4,073	6,928
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	15,519	10,077
Corp. Inmobiliaria Vesta SAB de CV	7,535	9,470
Fibra Uno Administracion SA de CV REIT	34,370	53,708
Grupo GICSA SA de CV*	9,042	4,886
Macquarie Mexico Real Estate Management SA de CV REIT*	11,125	13,361
PLA Administradora Industrial S de RL de CV REIT*	10,968	17,951
Prologis Property Mexico SA de CV REIT	5,500	10,519

		126,900

Telecommunication Services — 16.2%
America Movil SAB de CV, Series L	347,075	297,810
Axtel SAB de CV, Series CPO*(a)	18,868	4,090
Telesites SAB de CV*	20,059	15,888

		317,788

Utilities — 1.6%
Infraestructura Energetica Nova SAB de CV	5,875	32,103

TOTAL COMMON STOCKS (Cost $2,335,360)		1,943,079

SECURITIES LENDING COLLATERAL — 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $11,051)	11,051	11,051

TOTAL INVESTMENTS — 99.9% (Cost $2,346,411)		$1,954,130
Other assets and liabilities, net — 0.1%		2,009

NET ASSETS — 100.0%		$1,956,139

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $10,334, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2017	MXN	32,623,800	USD	1,695,660	$—	$(53,403)
The Bank of Nova Scotia	12/5/2017	MXN	1,382,000	USD	71,830	—	(2,264)
The Bank of Nova Scotia	12/5/2017	MXN	200,000	USD	10,408	—	(314)
The Bank of Nova Scotia	12/5/2017	MXN	24,218,380	USD	1,259,357	—	(39,066)
RBC Capital Markets	12/5/2017	USD	712,553	MXN	13,259,800	—	(1,654)
RBC Capital Markets	12/5/2017	USD	1,009,662	MXN	19,364,000	28,502	—
The Bank of Nova Scotia	12/5/2017	USD	1,369,417	MXN	25,479,380	—	(3,389)
The Bank of Nova Scotia	12/5/2017	USD	16,663	MXN	321,000	547	—
RBC Capital Markets	1/4/2018	MXN	13,259,800	USD	708,625	1,637	—
The Bank of Nova Scotia	1/4/2018	MXN	25,479,380	USD	1,362,133	3,618	—
RBC Capital Markets	1/4/2018	USD	126,700	MXN	2,370,000	—	(336)

Total unrealized appreciation (depreciation)						$34,304	$(100,426)

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,943,079	$—	$—	$1,943,079
Short-Term Investments	11,051	—	—	11,051
Derivatives (e)
Forward Foreign Currency Contracts	—	34,304	—	34,304

TOTAL	$1,954,130	$34,304	$—	$1,988,434

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(100,426)	$—	$(100,426)

TOTAL	$—	$(100,426)	$—	$(100,426)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.8%
Consumer Discretionary — 11.2%
Cheil Worldwide, Inc.	1,141	$21,074
CJ E&M Corp.	297	23,471
Coway Co. Ltd.	684	60,276
Hankook Tire Co. Ltd.	925	45,559
Hanon Systems	2,712	32,896
Hanssem Co. Ltd.	152	25,630
Hotel Shilla Co. Ltd.	486	37,826
Hyundai Department Store Co. Ltd.	228	20,490
Hyundai Mobis Co. Ltd.	769	193,266
Hyundai Motor Co.	1,730	261,507
Hyundai Wia Corp.	282	17,543
Kangwon Land, Inc.	1,458	49,772
Kia Motors Corp.	3,041	94,032
LG Electronics, Inc.	1,258	104,039
Lotte Shopping Co. Ltd.	149	28,753
Shinsegae Inc.	112	29,537

		1,045,671

Consumer Staples — 7.1%
Amorepacific Corp.	369	104,775
AMOREPACIFIC Group	351	47,574
BGF retail Co. Ltd. (a)	816	59,311
CJ CheilJedang Corp.	100	36,848
Dongsuh Cos., Inc.	662	18,158
E-MART, Inc.	250	62,830
GS Retail Co. Ltd.	443	16,080
KT&G Corp.	1,335	149,662
LG Household & Health Care Ltd.	110	118,567
Orion Corp.*	303	31,880
Ottogi Corp.	22	16,052

		661,737

Energy — 2.6%
GS Holdings Corp.	669	37,561
SK Innovation Co. Ltd.	747	141,746
S-Oil Corp.	562	61,713

		241,020

Financials — 13.4%
BNK Financial Group, Inc.	3,538	30,918
DB Insurance Co. Ltd.	639	40,222
DGB Financial Group, Inc.	2,588	23,734
Hana Financial Group, Inc.	3,407	148,552
Hanwha Life Insurance Co. Ltd.	3,702	25,377
Hyundai Marine & Fire Insurance Co. Ltd.	869	34,656
Industrial Bank of Korea	3,224	47,105
ING Life Insurance Korea Ltd., 144A	483	24,056
KB Financial Group, Inc.	4,498	247,581
Korea Investment Holdings Co. Ltd.	551	34,531
Mirae Asset Daewoo Co. Ltd.	4,923	46,369
NH Investment & Securities Co. Ltd.	2,035	25,432
Samsung Card Co. Ltd.	520	18,253
Samsung Fire & Marine Insurance Co. Ltd.	387	92,460
Samsung Life Insurance Co. Ltd.	888	104,447
Samsung Securities Co. Ltd.	936	31,307
Shinhan Financial Group Co. Ltd.	4,817	214,236

	Number of Shares	Value
Financials (Continued)
Woori Bank	4,395	$65,425

		1,254,661

Health Care — 4.2%
Celltrion Healthcare Co. Ltd.*	447	35,818
Celltrion, Inc.*	929	170,818
Hanmi Pharm. Co. Ltd.*	81	42,351
Hanmi Science Co. Ltd.*	232	24,303
Medy-Tox, Inc.	59	25,264
Samsung Biologics Co. Ltd., 144A*	216	67,981
Yuhan Corp.	118	23,855

		390,390

Industrials — 9.9%
CJ Corp.	194	34,851
CJ Logistics Corp.*	133	18,577
Daelim Industrial Co. Ltd.	386	29,334
Daewoo Engineering & Construction Co. Ltd.*	2,494	12,857
Doosan Bobcat, Inc.	549	17,934
Doosan Heavy Industries & Construction Co. Ltd.	1,021	15,387
GS Engineering & Construction Corp.*	804	20,132
Hanwha Corp.	659	25,131
Hanwha Techwin Co. Ltd.*	582	18,852
Hyundai Development Co.-Engineering & Construction	837	31,842
Hyundai Engineering & Construction Co. Ltd.	1,025	33,013
Hyundai Glovis Co. Ltd.	250	33,655
Hyundai Heavy Industries Co. Ltd.*	381	51,815
KCC Corp.	81	28,693
KEPCO Plant Service & Engineering Co. Ltd.	425	14,723
Korea Aerospace Industries Ltd.	864	39,776
Korean Air Lines Co. Ltd.*	759	21,865
LG Corp.	1,132	94,658
Lotte Corp.	457	25,826
Pan Ocean Co. Ltd.*	3,545	17,916
Posco Daewoo Corp.	783	13,347
S-1 Corp.	274	25,178
Samsung C&T Corp.	878	106,498
Samsung Heavy Industries Co. Ltd.*	3,324	36,501
SK Holdings Co. Ltd.	528	141,673
SK Networks Co. Ltd.	2,326	13,786

		923,820

Information Technology — 33.4%
Hyundai Robotics Co. Ltd.*	121	44,364
Kakao Corp.	409	51,301
LG Display Co. Ltd.	2,754	78,198
LG Innotek Co. Ltd.	204	30,181
NAVER Corp.	315	231,564
NCSoft Corp.	211	84,633
Netmarble Games Corp., 144A*	219	34,010
Samsung Electro-Mechanics Co. Ltd.	711	65,334
Samsung Electronics Co. Ltd.	793	1,850,880
Samsung SDI Co. Ltd.	650	126,625

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Samsung SDS Co. Ltd.	426	$73,593
SK Hynix, Inc.	6,550	462,247

		3,132,930

Materials — 7.9%
Hanwha Chemical Corp.	1,397	37,549
Hyosung Corp.	289	35,851
Hyundai Steel Co.	981	54,087
Korea Zinc Co. Ltd.	107	47,834
Kumho Petrochemical Co. Ltd.	300	24,645
LG Chem Ltd.	521	199,878
Lotte Chemical Corp.	185	60,859
OCI Co. Ltd.	244	27,242
POSCO	836	257,349

		745,294

Telecommunication Services — 0.8%
KT Corp.	735	20,566
SK Telecom Co. Ltd.	246	59,677

		80,243

Utilities — 1.3%
Korea Electric Power Corp.	2,951	101,688
Korea Gas Corp.*	453	18,420

		120,108

TOTAL COMMON STOCKS (Cost $4,865,054)		8,595,874

	Number of Shares	Value
PREFERRED STOCKS — 1.6%
Consumer Discretionary — 0.8%
Hyundai Motor Co.	336	$30,103
Hyundai Motor Co.— 2nd Preferred	470	46,860

		76,963

Consumer Staples — 0.5%
Amorepacific Corp.	146	22,405
LG Household & Health Care Ltd.	36	23,222

		45,627

Information Technology — 0.0%
Samsung Electronics Co. Ltd.	3	5,778

Materials — 0.3%
LG Chem Ltd.	118	27,054

TOTAL PREFERRED STOCKS (Cost $115,558)		155,422

TOTAL INVESTMENTS — 93.4% (Cost $4,980,612)		$8,751,296
Other assets and liabilities, net — 6.6%		612,004

NET ASSETS — 100.0%		$9,363,300

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized (Depreciation)
KOSPI 200 Index Futures	KRW	4	$300,712	$299,196	12/14/2017	$(1,516)
KOSPI 200 MINI Futures	KRW	4	60,681	59,839	12/14/2017	(1,855)

Total unrealized depreciation						$(3,371)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	KRW	10,332,974,261	USD	9,223,564	$—	$(271,840)
JP Morgan & Chase Co.	12/5/2017	KRW	1,084,427,000	USD	970,474	—	(26,052)
JP Morgan & Chase Co.	12/5/2017	KRW	1,826,916,000	USD	1,631,758	—	(47,072)
RBC Capital Markets	12/5/2017	KRW	8,791,987,800	USD	7,850,690	—	(228,637)
The Bank of New York Mellon	12/5/2017	KRW	2,755,156,000	USD	2,461,389	—	(70,439)
Goldman Sachs & Co.	12/5/2017	USD	6,523,545	KRW	7,060,758,900	—	(35,117)
Goldman Sachs & Co.	12/5/2017	USD	3,008,242	KRW	3,272,215,361	—	(1,266)
JP Morgan & Chase Co.	12/5/2017	USD	2,689,810	KRW	2,911,343,000	—	(14,455)
RBC Capital Markets	12/5/2017	USD	1,361,000	KRW	1,473,064,900	—	(7,339)
RBC Capital Markets	12/5/2017	USD	6,728,188	KRW	7,318,922,900	—	(2,522)

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/5/2017	USD	2,472,608	KRW	2,676,351,000	$—	$(13,197)
The Bank of New York Mellon	12/5/2017	USD	70,886	KRW	78,805,000	1,531	—
Goldman Sachs & Co.	1/4/2018	KRW	3,272,215,361	USD	3,007,966	345	—
RBC Capital Markets	1/4/2018	KRW	7,318,922,900	USD	6,728,868	1,761	—
JP Morgan & Chase Co.	1/4/2018	USD	756,206	KRW	821,996,000	—	(677)

Total unrealized appreciation (depreciation)						$3,637	$(718,613)

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$8,536,563	$—	$59,311	$8,595,874
Preferred Stocks (b)	155,422	—	—	155,422
Derivatives (c)
Forward Foreign Currency Contracts	—	3,637	—	3,637

TOTAL	$8,691,985	$3,637	$59,311	$8,754,933

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(718,613)	$—	$(718,613)
Futures Contracts	(3,371)	—	—	(3,371)

TOTAL	$(3,371)	$(718,613)	$—	$(721,984)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $123,477 and between Level 3 and Level 1 was $123,307. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.7%
Consumer Discretionary — 7.8%
Barratt Developments PLC	865	$7,089
Berkeley Group Holdings PLC	106	5,470
Burberry Group PLC	362	8,401
Carnival PLC	156	10,055
Compass Group PLC	1,315	26,658
GKN PLC	1,471	6,169
InterContinental Hotels Group PLC	149	8,764
ITV PLC	2,977	6,438
Kingfisher PLC	1,922	8,682
Marks & Spencer Group PLC	1,310	5,549
Merlin Entertainments PLC, 144A	531	2,527
Next PLC	122	7,387
Pearson PLC	705	6,750
Persimmon PLC	254	8,725
Sky PLC*	858	10,867
Taylor Wimpey PLC	2,813	7,437
TUI AG	360	6,641
Whitbread PLC	151	7,286
WPP PLC	1,060	18,736

		169,631

Consumer Staples — 17.5%
Associated British Foods PLC	296	11,801
British American Tobacco PLC	1,911	121,184
Coca-Cola HBC AG*	147	4,710
Diageo PLC	2,092	72,668
Imperial Brands PLC	797	33,031
J Sainsbury PLC	1,270	3,990
Reckitt Benckiser Group PLC	555	48,682
Tesco PLC	6,805	17,858
Unilever PLC	1,045	58,848
Wm Morrison Supermarkets PLC	1,911	5,590

		378,362

Energy — 15.0%
BP PLC	15,042	99,496
John Wood Group PLC	561	5,489
Royal Dutch Shell PLC, Class A	3,723	118,699
Royal Dutch Shell PLC, Class B	3,112	100,524

		324,208

Financials — 21.9%
3i Group PLC	800	9,748
Admiral Group PLC	172	4,473
Aviva PLC	3,381	23,365
Barclays PLC	14,163	37,063
Direct Line Insurance Group PLC	1,184	5,857
Hargreaves Lansdown PLC	210	4,550
HSBC Holdings PLC	16,668	165,456
Investec PLC	526	3,678
Legal & General Group PLC	4,952	17,895
Lloyds Banking Group PLC	59,680	53,269
London Stock Exchange Group PLC	262	13,390
Old Mutual PLC	4,088	10,908
Prudential PLC	2,150	54,053
Royal Bank of Scotland Group PLC*	2,953	11,046

	Number of Shares	Value
Financials (Continued)
RSA Insurance Group PLC	827	$6,806
Schroders PLC	108	5,039
St James’s Place PLC	426	6,994
Standard Chartered PLC*	2,733	27,292
Standard Life Aberdeen PLC	2,230	12,974

		473,856

Health Care — 9.0%
AstraZeneca PLC	1,052	67,963
ConvaTec Group PLC, 144A	1,184	3,106
GlaxoSmithKline PLC	4,089	70,756
Mediclinic International PLC (a)	332	2,539
Shire PLC	755	37,386
Smith & Nephew PLC	725	12,844

		194,594

Industrials — 7.8%
Ashtead Group PLC	415	10,658
Babcock International Group PLC	226	2,130
BAE Systems PLC	2,648	19,768
Bunzl PLC	279	7,980
Capita PLC	552	3,483
Cobham PLC*	1,892	3,250
DCC PLC	77	7,451
easyJet PLC	142	2,700
Experian PLC	783	16,286
Ferguson PLC	211	15,209
G4S PLC	1,338	4,643
IMI PLC	205	3,482
Intertek Group PLC	133	9,407
Meggitt PLC	633	4,147
RELX PLC	890	20,799
Rolls-Royce Holdings PLC*	1,377	15,959
Rolls-Royce Holdings PLC — Entitlement*	95,956	130
Royal Mail PLC	719	4,297
Smiths Group PLC	321	6,438
Travis Perkins PLC	218	4,744
Weir Group PLC	191	5,068

		168,029

Information Technology — 1.6%
Auto Trader Group PLC, 144A	810	3,684
Micro Focus International PLC	363	12,219
Sage Group PLC	928	9,720
Worldpay Group PLC, 144A	1,647	9,400

		35,023

Materials — 8.4%
Anglo American PLC	1,109	20,382
Antofagasta PLC	337	4,145
BHP Billiton PLC	1,752	31,868
Croda International PLC	114	6,588
Fresnillo PLC	196	3,422
Glencore PLC*	10,164	46,681
Johnson Matthey PLC	158	6,477
Mondi PLC	300	7,165
Randgold Resources Ltd.	77	7,055

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Rio Tinto PLC	1,025	$48,538

		182,321

Real Estate — 1.2%
British Land Co. PLC REIT	843	7,171
Hammerson PLC REIT	619	4,349
Land Securities Group PLC REIT	646	8,160
Segro PLC REIT	827	6,134

		25,814

Telecommunication Services — 4.2%
BT Group PLC	7,036	24,816
Vodafone Group PLC	22,127	67,121

		91,937

Utilities — 3.3%
Centrica PLC	4,557	8,911
National Grid PLC	2,854	34,159
Severn Trent PLC	203	5,762
SSE PLC	840	15,552

	Number of Shares	Value
Utilities (Continued)
United Utilities Group PLC	558	$6,192

		70,576

TOTAL COMMON STOCKS (Cost $2,118,389)		2,114,351

EXCHANGE-TRADED FUND — 1.6%
iShares MSCI United Kingdom ETF (Cost $34,798)	1,000	35,020

SECURITIES LENDING COLLATERAL — 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $3,464)	3,464	3,464

TOTAL INVESTMENTS — 99.5% (Cost $2,156,651)		$2,152,835
Other assets and liabilities, net — 0.5%		10,606

NET ASSETS — 100.0%		$2,163,441

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $3,406, which is 0.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2017	GBP	2,036,450	USD	2,706,688	$—	$(48,021)
The Bank of Nova Scotia	12/5/2017	GBP	370,050	USD	491,830	—	(8,738)
The Bank of Nova Scotia	12/5/2017	GBP	99,000	USD	131,586	—	(2,331)
JP Morgan & Chase Co.	12/5/2017	USD	1,096,429	GBP	835,200	33,348	—
JP Morgan & Chase Co.	12/5/2017	USD	1,626,109	GBP	1,201,250	—	(1,176)
The Bank of Nova Scotia	12/5/2017	USD	634,930	GBP	469,050	—	(445)
JP Morgan & Chase Co.	1/4/2018	GBP	1,201,250	USD	1,628,246	1,193	—
The Bank of Nova Scotia	1/4/2018	GBP	469,050	USD	635,750	438	—
The Bank of Nova Scotia	1/4/2018	USD	10,842	GBP	8,000	—	(6)
The Bank of Nova Scotia	1/4/2018	USD	47,441	GBP	35,000	—	(35)

Total unrealized appreciation (depreciation)						$34,979	$(60,752)

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,114,351	$—	$—	$2,114,351
Exchange-Traded Fund	35,020	—	—	35,020
Short-Term Investments	3,464	—	—	3,464
Derivatives (e)
Forward Foreign Currency Contracts	—	34,979	—	34,979

TOTAL	$2,152,835	$34,979	$—	$2,187,814

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(60,752)	$—	$(60,752)

TOTAL	$—	$(60,752)	$—	$(60,752)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	100

This Page is Intentionally Left Blank

101

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	Xtrackers MSCI Brazil Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$124,188,358	$3,982,496	$4,534,640	$212,661,662
Investment in affiliated securities at value	233,551	—	—	—
Investment in Deutsche Government & Agency Securities Portfolio*	1,215,429	29,189	38,294	1,642,194
Cash	3,070,019	285,041	654	2,549,528
Foreign currency at value	238,404	54,427	763	175,627
Receivable for return of collateral pledged for forward foreign currency contracts	1,330,000	—	—	2,570,000
Unrealized appreciation on forward foreign currency contracts	400,754	17,057	10,907	435,734
Deposit with broker for futures contracts	139,505	13,090	—	191,350
Receivables:
Investment securities sold	1,842,452	56,079	320,524	5,456,109
Variation margin on futures contracts	15,392	—	—	—
Dividends	234,249	6,664	11,264	69,284
Securities lending income	3,598	52	1	2,148
Foreign tax reclaim	100,603	—	—	4,668
Other assets	57	57	57	57

Total Assets	$133,012,371	$4,444,152	$4,917,104	$225,758,361

Liabilities
Payable upon return of securities loaned	$1,215,429	$29,189	$38,294	$1,642,194
Unrealized depreciation on forward foreign currency contracts	1,804,751	33,198	24,980	2,823,191
Payables:
Investment securities purchased	1,341,255	35,596	270,269	2,367,388
Investment advisory fees	41,702	2,172	2,312	119,113
Variation margin on futures contracts	—	4,114	—	53,400
Deferred foreign tax payable	—	—	—	327,342

Total Liabilities	4,403,137	104,269	335,855	7,332,628

Net Assets, at value	$128,609,234	$4,339,883	$4,581,249	$218,425,733

Net Assets Consist of
Paid-in capital	$117,548,294	$4,637,364	$9,932,224	$205,327,426
Undistributed net investment income	1,241,529	68,069	24,185	2,749,994
Accumulated net realized gain (loss)	(4,771,197)	(1,053,035)	(6,552,432)	(30,374,436)
Net unrealized appreciation (depreciation)	14,590,608	687,485	1,177,272	40,722,749	**

Net Assets, at value	$128,609,234	$4,339,883	$4,581,249	$218,425,733

Number of Common Shares outstanding	4,650,001	150,001	400,800	9,150,800

Net Asset Value	$27.66	$28.93	$11.43	$23.87

Investments in non-affiliated securities at cost	$108,146,700	$3,273,218	$3,343,308	$169,310,366

Investments in affiliated securities at cost	$252,274	$—	$—	$—

Value of securities loaned	$834,231	$27,572	$36,146	$1,545,805

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$1,215,429	$29,189	$38,294	$1,642,194

Foreign currency at cost	$237,108	$54,433	$763	$174,446

*	Represents collateral on securities loaned.
**	Net of deferred foreign taxes of $327,342.

See Notes to Financial Statements.	102

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2017 (Unaudited)

	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,266,759,676	$55,700,757	$44,617,004	$1,844,121,990
Investment in affiliated securities at value	9,430,278	395,330	1,210,095	—
Investment in Deutsche Government & Agency Securities Portfolio*	36,387,864	1,808,150	151,326	11,091,736
Cash	3,741,899	—	—	13,967,054
Foreign currency at value	2,256,606	30,520	29,434	1,335,539
Receivable for return of collateral pledged for forward foreign currency contracts	28,040,000	1,280,000	1,180,000	26,740,000
Unrealized appreciation on forward foreign currency contracts	3,992,504	171,886	93,308	10,608,984
Deposit with broker for futures contracts	2,725,202	56,964	72,854	1,801,675
Receivables:
Investment securities sold	37,394,407	1,554,733	2,390,624	58,043,819
Variation margin on futures contracts	—	267	—	367,827
Dividends	3,117,781	11,790	—	7,271,120
Securities lending income	42,675	3,920	95	41,052
Foreign tax reclaim	7,207,486	72,384	183,366	457,753
Other assets	—	57	171	2,140

Total Assets	$2,401,096,378	$61,086,758	$49,928,277	$1,975,850,689

Liabilities
Payable upon return of securities loaned	$36,387,864	$1,808,150	$151,326	$11,091,736
Due to Custodian	—	525,420	359,973	—
Unrealized depreciation on forward foreign currency contracts	43,599,801	1,335,085	1,128,589	26,263,333
Payables:
Investment securities purchased	24,862,511	672,721	1,159,909	12,920,608
Investment advisory fees	858,967	21,844	19,136	673,415
Variation margin on futures contracts	143,115	—	10,320	—

Total Liabilities	105,852,258	4,363,220	2,829,253	50,949,092

Net Assets, at value	$2,295,244,120	$56,723,538	$47,099,024	$1,924,901,597

Net Assets Consist of
Paid-in capital	$2,313,223,481	$52,516,984	$51,086,356	$1,804,731,827
Undistributed net investment income	19,642,899	299,460	147,347	11,295,360
Accumulated net realized gain (loss)	(134,430,857)	(4,041,664)	(7,644,600)	(106,984,200)
Net unrealized appreciation (depreciation)	96,808,597	7,948,758	3,509,921	215,858,610

Net Assets, at value	$2,295,244,120	$56,723,538	$47,099,024	$1,924,901,597

Number of Common Shares outstanding	80,700,001	1,850,001	1,650,800	44,300,800

Net Asset Value	$28.44	$30.66	$28.53	$43.45

Investments in non-affiliated securities at cost	$2,127,787,146	$46,545,536	$39,517,040	$1,617,627,934

Investments in affiliated securities at cost	$12,484,731	$461,251	$1,833,354	$—

Value of securities loaned	$24,255,704	$1,059,482	$144,350	$10,486,588

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$36,387,864	$1,808,150	$151,326	$11,091,736

Foreign currency at cost	$2,014,762	$30,555	$29,434	$1,358,106

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	103

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2017 (Unaudited)

	Xtrackers MSCI Mexico Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF	Xtrackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$1,943,079	$8,751,296	$2,149,371
Investment in Deutsche Government & Agency Securities Portfolio*	11,051	—	3,464
Cash	2,324	147,599	—
Foreign currency at value	5,659	—	1,230
Receivable for return of collateral pledged for forward foreign currency contracts	—	530,000	—
Unrealized appreciation on forward foreign currency contracts	34,304	3,637	34,979
Deposit with broker for futures contracts	—	29,623	—
Receivables:
Investment securities sold	98,683	651,940	37,860
Due from AP	—	74,161	—
Dividends	222	—	11,203
Securities lending income	31	—	31
Other assets	57	57	57

Total Assets	$2,095,410	$10,188,313	$2,238,195

Liabilities
Due to custodian	$—	$—	$9,535
Due to foreign custodian	—	20	—
Payable upon return of securities loaned	11,051	—	3,464
Unrealized depreciation on forward foreign currency contracts	100,426	718,613	60,752
Payables:
Investment securities purchased	26,792	66,652	—
Investment advisory fees	1,002	10,509	1,003
Variation margin on futures	—	29,219	—

Total Liabilities	139,271	825,013	74,754

Net Assets, at value	$1,956,139	$9,363,300	$2,163,441

Net Assets Consist of
Paid-in capital	$2,744,296	$13,772,036	$2,877,548
Undistributed net investment income	28,911	102,210	58,874
Accumulated net realized gain (loss)	(358,836)	(7,570,921)	(743,656)
Net unrealized appreciation (depreciation)	(458,232)	3,059,975	(29,325)

Net Assets, at value	$1,956,139	$9,363,300	$2,163,441

Number of Common Shares outstanding	100,001	300,001	100,001

Net Asset Value	$19.56	$31.21	$21.63

Investments in non-affiliated securities at cost	$2,335,360	$4,980,612	$2,153,187

Value of securities loaned	$10,334	$—	$3,406

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$11,051	$—	$3,464

Foreign currency at cost	$5,593	$—	$1,226

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	104

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	Xtrackers MSCI Brazil Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,413,306	$75,900	$33,216	$3,146,143
Securities lending income, net of borrower rebates	12,747	226	3	12,820

Total Investment Income	1,426,053	76,126	33,219	3,158,963

Expenses
Investment advisory fees	228,456	12,535	13,604	681,427
Other expense	713	—	—	975

Total Expenses	229,169	12,535	13,604	682,402

Net Investment income (loss)	1,196,884	63,591	19,615	2,476,561

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(230,348)	850	23,767	(69,324)
Investments in affiliates	(8,283)	—	—	—
Futures contracts	271,797	24,862	13,165	773,939
Forward foreign currency contracts	(1,966,614)	(30,342)	(35,331)	(1,121,757)
Foreign currency transactions	(14,572)	(283)	(1,923)	(21,411)

Net realized gain (loss)	(1,948,020)	(4,913)	(322)	(438,553)
Net change in unrealized appreciation (depreciation) on:
Investments***	8,582,069	398,126	442,152	21,382,033
Investments in affiliates	24,336	—	—	—
Futures contracts	(135,124)	(10,952)	2,280	(162,219)
Forward foreign currency contracts	(151,156)	(8,396)	(34,926)	(1,161,672)
Foreign currency translations	(3,610)	(37)	229	4,373

Net change in unrealized appreciation (depreciation)	8,316,515	378,741	409,735	20,062,515

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6,368,495	373,828	409,413	19,623,962

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,565,379	$437,419	$429,028	$22,100,532

* Unaffiliated foreign tax withheld	$122,206	$6,282	$247	$368,664
** Net of foreign taxes	$—	$—	$—	$16,330
*** Net of change in deferred foreign taxes	$—	$—	$—	$132,903

See Notes to Financial Statements.	105

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$24,384,020	$429,340	$294,853	$13,832,494
Securities lending income, net of borrower rebates	459,094	15,878	1,394	210,178

Total Investment Income	24,843,114	445,218	296,247	14,042,672

Expenses
Investment advisory fees	5,626,351	136,978	122,663	3,929,189
Other Expense	31,628	423	280	29,726

Total Expenses	5,657,979	137,401	122,943	3,958,915

Net Investment income (loss)	19,185,135	307,817	173,304	10,083,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,878,824)	17,270	(247,454)	(2,927,396)
Investments in affiliates	(521,112)	(30,644)	(349,981)	—
In-kind redemptions	58,129,651	1,890,419	1,385,484	54,932,812
In-kind redemptions in affiliates	533,756	21,413	97,687	—
Futures contracts	1,874,604	18,211	87,578	2,499,450
Foreign currency transactions	351,954	15,184	84,925	591,322
Forward foreign currency contracts	(101,372,532)	(3,549,600)	(3,644,750)	35,873,764
Payments by Affiliates (see note 8)	—	—	—	3,520

Net realized gain (loss)	(52,882,503)	(1,617,747)	(2,586,511)	90,973,472
Net change in unrealized appreciation (depreciation) on:
Investments	67,440,491	2,300,478	2,981,820	132,496,602
Investments in affiliates	718,934	43,099	347,091	—
Futures contracts	(1,789,879)	(14,765)	(55,945)	2,625,598
Foreign currency translations	146,011	3,083	10,394	14,539
Forward foreign currency contracts	10,757,563	700,888	865,033	(6,325,043)

Net change in unrealized appreciation (depreciation)	77,273,120	3,032,783	4,148,393	128,811,696

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	24,390,617	1,415,036	1,561,882	219,785,168

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,575,752	$1,722,853	$1,735,186	$229,868,925

* Unaffiliated foreign tax withheld	$1,545,413	$55,925	$(2,564)	$1,536,413

See Notes to Financial Statements.	106

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers MSCI Mexico Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF	Xtrackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$36,354	$182,725	$71,393
Securities lending income, net of borrower rebates	159	—	456

Total Investment Income	36,513	182,725	71,849

Expenses
Investment advisory fees	7,602	78,407	8,798
Other expenses	—	219	—

Total Expenses	7,602	78,626	8,798

Net Investment income (loss)	28,911	104,099	63,051

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(38,998)	8,841,457	(62,688)
In-kind redemptions	(89,621)	—	482,730
Futures contracts	—	108,634	—
Foreign currency transactions	(1,112)	(57,843)	894
Forward foreign currency contracts	(73,891)	259,212	(105,946)

Net realized gain (loss)	(203,622)	9,151,460	314,990
Net change in unrealized appreciation (depreciation) on:
Investments	58,302	(6,455,793)	(368,992)
Futures contracts	—	(80,382)	—
Foreign currency translations	361	5,703	487
Forward foreign currency contracts	3,835	(306,759)	(51,317)

Net change in unrealized appreciation (depreciation)	62,498	(6,837,231)	(419,822)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(141,124)	2,314,229	(104,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(112,213)	$2,418,328	$(41,781)

* Unaffiliated foreign tax withheld	$1,355	$14,299	$884

See Notes to Financial Statements.	107

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Asia Pacific ex Japan Hedged ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,196,884	$2,010,674	$63,591	$97,980
Net realized gain (loss)	(1,948,020)	2,563,787	(4,913)	(81,419)
Net change in unrealized appreciation (depreciation)	8,316,515	8,276,667	378,741	706,521

Net increase (decrease) in net assets resulting from operations	7,565,379	12,851,128	437,419	723,082

Distributions to Shareholders from
Net investment income	(1,293,640)	(1,409,981)	(30,026)	(83,349)

Total distributions	(1,293,640)	(1,409,981)	(30,026)	(83,349)

Fund Shares Transactions
Proceeds from shares sold	17,544,621	28,916,357	—	—
Value of shares redeemed	—	(3,437,784)	—	(1,161,572)

Net increase (decrease) in net assets resulting from fund share transactions	17,544,621	25,478,573	—	(1,161,572)

Total net increase (decrease) in Net Assets	23,816,360	36,919,720	407,393	(521,839)

Net Assets
Beginning of period	104,792,874	67,873,154	3,932,490	4,454,329

End of period	$128,609,234	$104,792,874	$4,339,883	$3,932,490

Undistributed net investment income	$1,241,529	$1,338,285	$68,069	$34,504

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,000,001	3,000,001	150,001	200,001
Shares sold	650,000	1,150,000	—	—
Shares redeemed	—	(150,000)	—	(50,000)

Shares outstanding, end of period	4,650,001	4,000,001	150,001	150,001

See Notes to Financial Statements.	108

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Brazil Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$19,615	$96,395	$2,476,561	$2,662,499
Net realized gain (loss)	(322)	(623,118)	(438,553)	(13,077,189)
Net change in unrealized appreciation (depreciation)	409,735	1,105,938	20,062,515	35,746,253

Net increase (decrease) in net assets resulting from operations	429,028	579,215	22,100,523	25,331,563

Distributions to Shareholders from
Net investment income	(49,671)	(16,681)	(279,675)	(2,272,221)

Total distributions	(49,671)	(16,681)	(279,675)	(2,272,221)

Fund Shares Transactions
Proceeds from shares sold	—	464,672	8,739,787	60,902,841
Value of shares redeemed	—	—	—	(26,449,560)

Net increase (decrease) in net assets resulting from fund share transactions	—	464,672	8,739,787	34,453,281

Total net increase (decrease) in Net Assets	379,357	1,027,206	30,560,635	57,512,623

Net Assets
Beginning of period	4,201,892	3,174,686	187,865,098	130,352,475

End of period	$4,581,249	$4,201,892	$218,425,733	$187,865,098

Undistributed net investment income	$24,185	$54,241	$2,749,994	$553,108

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	350,800	8,750,800	7,000,800
Shares sold	—	50,000	400,000	3,100,000
Shares redeemed	—	—	—	(1,350,000)

Shares outstanding, end of period	400,800	400,800	9,150,800	8,750,800

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$19,185,135	$75,388,688	$307,817	$1,500,447
Net realized gain (loss)	(52,882,503)	152,966,738	(1,617,747)	1,712,134
Net change in unrealized appreciation (depreciation)	77,273,120	249,220,048	3,032,783	6,000,036

Net increase (decrease) in net assets resulting from operations	43,575,752	477,575,474	1,722,853	9,212,617

Distributions to Shareholders from
Net investment income	(36,973,738)	(102,491,603)	(1,098,285)	(2,397,494)
Net realized gains	—	(152,205,544)	—	—

Total distributions	(36,973,738)	(254,697,147)	(1,098,285)	(2,397,494)

Fund Shares Transactions
Proceeds from shares sold	—	513,898,440	—	12,930,964
Value of shares redeemed	(458,181,227)	(1,300,201,021)	(9,017,889)	(37,947,352)

Net increase (decrease) in net assets resulting from fund share transactions	(458,181,227)	(786,302,581)	(9,017,889)	(25,016,388)

Total net increase (decrease) in Net Assets	(451,579,213)	(563,424,254)	(8,393,321)	(18,201,265)

Net Assets
Beginning of period	2,746,823,333	3,310,247,587	65,116,859	83,318,124

End of period	$2,295,244,120	$2,746,823,333	$56,723,538	$65,116,859

Undistributed net investment income	$19,642,899	$37,431,502	$299,460	$1,089,928

Changes in Shares Outstanding
Shares outstanding, beginning of period	97,100,001	129,050,001	2,150,001	3,250,001
Shares sold	—	19,400,000	—	450,000
Shares redeemed	(16,400,000)	(51,350,000)	(300,000)	(1,550,000)

Shares outstanding, end of period	80,700,001	97,100,001	1,850,001	2,150,001

See Notes to Financial Statements.	110

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$173,304	$1,298,224	$10,083,757	$24,496,697
Net realized gain (loss)	(2,586,511)	(943,721)	90,973,472	131,181,888
Net change in unrealized appreciation (depreciation)	4,148,393	13,981,538	128,811,696	105,229,627

Net increase (decrease) in net assets resulting from operations	1,735,186	14,336,041	229,868,925	260,908,212

Distributions to Shareholders from
Net investment income	(783,121)	(3,345,700)	(40,851,664)	(14,421,223)

Total distributions	(783,121)	(3,345,700)	(40,851,664)	(14,421,223)

Fund Shares Transactions
Proceeds from shares sold	2,805,897	2,551,169	312,249,608	1,267,608,580
Value of shares redeemed	(22,177,862)	(58,009,508)	(356,293,041)	(760,329,675)

Net increase (decrease) in net assets resulting from fund share transactions	(19,371,965)	(55,458,339)	(44,043,433)	507,278,905

Total net increase (decrease) in Net Assets	(18,419,900)	(44,467,998)	144,973,828	753,765,894

Net Assets
Beginning of period	65,518,924	109,986,922	1,779,927,769	1,026,161,875

End of period	$47,099,024	$65,518,924	$1,924,901,597	$1,779,927,769

Undistributed net investment income	$147,347	$757,164	$11,295,360	$42,063,267

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,350,800	4,700,800	46,050,800	29,900,800
Shares sold	100,000	100,000	7,350,000	37,400,000
Shares redeemed	(800,000)	(2,450,000)	(9,100,000)	(21,250,000)

Shares outstanding, end of period	1,650,800	2,350,800	44,300,800	46,050,800

See Notes to Financial Statements.	111

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Mexico Hedged Equity ETF		Xtrackers MSCI South Korea Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$28,911	$57,624	$104,099	$352,147
Net realized gain (loss)	(203,622)	(6,046)	9,151,460	9,214,168
Net change in unrealized appreciation (depreciation)	62,498	68,472	(6,837,231)	(4,239,302)

Net increase (decrease) in net assets resulting from operations	(112,213)	120,050	2,418,328	5,327,013

Distributions to Shareholders from
Net investment income	—	(73,128)	—	(430,440)
Net realized gains	—	(241,435)	—	—

Total distributions	—	(314,563)	—	(430,440)

Fund Shares Transactions
Proceeds from shares sold	—	1,097,455	—	47,137,585
Value of shares redeemed	(996,146)	(2,148,889)	(22,043,000)	(141,207,451)

Net increase (decrease) in net assets resulting from fund share transactions	(996,146)	(1,051,434)	(22,043,000)	(94,069,866)

Total net increase (decrease) in Net Assets	(1,108,359)	(1,245,947)	(19,624,672)	(89,173,293)

Net Assets
Beginning of period	3,064,498	4,310,445	28,987,972	118,161,265

End of period	$1,956,139	$3,064,498	$9,363,300	$28,987,972

Distributions in excess of net investment income	$—	$—	$—	$(1,889)

Undistributed net investment income	$28,911	$—	$102,210	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	200,001	1,000,001	5,150,001
Shares sold	—	50,000	—	1,850,000
Shares redeemed	(50,000)	(100,000)	(700,000)	(6,000,000)

Shares outstanding, end of period	100,001	150,001	300,001	1,000,001

See Notes to Financial Statements.	112

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI United Kingdom Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$63,051	$213,141
Net realized gain (loss)	314,990	146,007
Net change in unrealized appreciation (depreciation)	(419,822)	867,333

Net increase (decrease) in net assets resulting from operations	(41,781)	1,226,481

Distributions to Shareholders from
Net investment income	(38,690)	(155,550)
Net realized gains	—	(1,154,665)

Total distributions	(38,690)	(1,310,215)

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	(3,235,698)	—

Net increase (decrease) in net assets resulting from fund share transactions	(3,235,698)	—

Total net increase (decrease) in Net Assets	(3,316,169)	(83,734)

Net Assets
Beginning of period	5,479,610	5,563,344

End of period	$2,163,441	$5,479,610

Undistributed net investment income	$58,874	$34,513

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	250,001
Shares sold	—	—
Shares redeemed	(150,000)	—

Shares outstanding, end of period	100,001	250,001

See Notes to Financial Statements.	113

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$26.20		$22.62	$26.87	$25.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.28		0.64	0.64	0.96	0.45
Net realized and unrealized gain (loss)	1.50		3.42	(3.57)	2.16	0.16

Total from investment operations	1.78		4.06	(2.93)	3.12	0.61

Less distributions from:
Net investment income	(0.32)		(0.48)	(0.86)	(1.82)	—
Net realized gains	—		—	(0.46)	(0.04)	—

Total distributions	(0.32)		(0.48)	(1.32)	(1.86)	—

Net Asset Value, end of period	$27.66		$26.20	$22.62	$26.87	$25.61

Total Return (%)	6.88	**	18.30	(11.17)	13.01	2.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	129		105	68	47	5
Ratio of expenses (%)	0.40	*	0.40	0.40	0.40	0.40	*
Ratio of net investment income (loss) (%)	2.10	*	2.67	2.76	3.70	5.18	*
Portfolio turnover rate (%)(d)	5	**	15	24	24	3	**

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$26.22		$22.27	$27.90	$26.47	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.42		0.56	0.63	0.68	0.40
Net realized and unrealized gain (loss)	2.49		3.89	(4.19)	2.04	1.08

Total from investment operations	2.91		4.45	(3.56)	2.72	1.48

Less distributions from:
Net investment income	(0.20)		(0.50)	(1.09)	(1.29)	(0.01)
Net realized gains	—		—	(0.98)	—	—

Total distributions	(0.20)		(0.50)	(2.07)	(1.29)	(0.01)

Net Asset Value, end of period	$28.93		$26.22	$22.27	$27.90	$26.47

Total Return (%)	11.17	**	20.34	(12.98)	10.78	5.94	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		4	4	11	7
Ratio of expenses (%)	0.60	*	0.60	0.60	0.60	0.60	*
Ratio of net investment income (loss) (%)	3.04	*	2.34	2.64	2.51	2.33	*
Portfolio turnover rate (%)(d)	4	**	14	34	19	20	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	114

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Brazil Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013
Net Asset Value, beginning of period	$10.48		$9.05	$13.03	$14.46	$19.28		$20.74

Income (loss) from investment operations:
Net investment income (loss)(a)	0.05		0.24	0.24	0.42	0.47		0.54
Net realized and unrealized gain (loss)	1.02		1.23	(1.91)	(1.44)	(2.30)		(0.15)

Total from investment operations	1.07		1.47	(1.67)	(1.02)	(1.83)		0.39

Less distributions from:
Net investment income	(0.12)		(0.04)	(2.30)	(0.41)	(2.95)		(0.54)
Net realized gains	—		—	—	—	—		(1.31)
Return of capital	—		—	(0.01)	—	(0.04)		—

Total distributions	(0.12)		(0.04)	(2.31)	(0.41)	(2.99)		(1.85)

Net Asset Value, end of period	$11.43		$10.48	$9.05	$13.03	$14.46		$19.28

Total Return (%)	10.42	**	16.28	(15.83)	(6.96)	(9.83	)(b)	1.43 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		4	3	7	6		8
Ratio of expenses before fee waiver (%)	0.60	*	0.60	0.60	0.60	0.63		0.92
Ratio of expenses after fee waiver (%)	0.60	*	0.60	0.60	0.60	0.60		0.68
Ratio of net investment income (loss) (%)	0.87	*	2.26	2.56	2.97	2.93		2.66
Portfolio turnover rate (%)(c)	19	**	28	59	141	89		25

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013
Net Asset Value, beginning of period	$21.47		$18.62	$22.43	$21.74	$21.96		$21.22

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		0.35	0.43	0.36	0.38		0.38
Net realized and unrealized gain (loss)	2.16		2.81	(3.60)	0.77	(0.17)		1.01

Total from investment operations	2.43		3.16	(3.17)	1.13	0.21		1.39

Less distributions from:
Net investment income	(0.03)		(0.31)	(0.64)	(0.44)	(0.43)		(0.40)
Net realized gains	—		—	—	—	—		(0.25)

Total distributions	(0.03)		(0.31)	(0.64)	(0.44)	(0.43)		(0.65)

Net Asset Value, end of period	$23.87		$21.47	$18.62	$22.43	$21.74		$21.96

Total Return (%)	11.34	**	17.19	(14.32)	5.35	1.17	(b)	6.54 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	218		188	130	245	29		9
Ratio of expenses before fee waiver (%)	0.65	*	0.65	0.65	0.65	0.66		0.94
Ratio of expenses after fee waiver (%)	0.65	*	0.65	0.65	0.65	0.65		0.72
Ratio of net investment income (loss) (%)	2.36	*	1.74	2.20	1.64	1.81		1.72
Portfolio turnover rate (%)(c)	3	**	43	32	58	16		15

(a)	Based on average shares outstanding during the period.
(b)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	115

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$28.29		$25.65	$29.47	$27.75		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.22		0.76	0.79	1.33		1.27
Net realized and unrealized gain (loss)	0.31		4.40	(3.19)	1.54		1.72

Total from investment operations	0.53		5.16	(2.40)	2.87		2.99

Less distributions from:
Net investment income	(0.38)		(0.85)	(1.28)	(1.15)		(0.24)
Net realized gains	—		(1.67)	(0.14)	0.00	(d)	—

Total distributions	(0.38)		(2.52)	(1.42)	(1.15)		(0.24)

Net Asset Value, end of period	$28.44		$28.29	$25.65	$29.47		$27.75

Total Return (%)	1.90	**	21.77	(8.46)	10.88		12.05	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,295		2,747	3,310	2,668		164
Ratio of expenses (%)	0.45	*	0.45	0.45	0.45		0.45	*
Ratio of net investment income (loss) (%)	1.53	*	2.95	3.08	4.74		7.30	*
Portfolio turnover rate (%)(e)	4	**	17	18	13		4	**

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(b)
Net Asset Value, beginning of period	$30.29		$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.15		0.73	0.78	0.81
Net realized and unrealized gain (loss)	0.73		4.84	(3.15)	3.49

Total from investment operations	0.88		5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.51)		(0.92)	(1.29)	—

Total distributions	(0.51)		(0.92)	(1.29)	—

Net Asset Value, end of period	$30.66		$30.29	$25.64	$29.30

Total Return (%)	2.95	**	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	57		65	83	22
Ratio of expenses (%)	0.45	*	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.01	*	2.76	3.11	6.04	*
Portfolio turnover rate (%)(e)	4	**	16	22	8	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Amount represents less than $0.005.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	116

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of period	$27.87		$23.40	$27.34	$26.51	$23.22	$21.57

Income (loss) from investment operations:
Net investment income (loss)(a)	0.09		0.40	0.33	1.38	1.03	0.44
Net realized and unrealized gain (loss)	0.92		4.78	(2.93)	1.93	3.11	2.08

Total from investment operations	1.01		5.18	(2.60)	3.31	4.14	2.52

Less distributions from:
Net investment income	(0.35)		(0.71)	(1.34)	(2.48)	(0.85)	(0.44)
Net realized gains	—		—	—	—	—	(0.43)

Total distributions	(0.35)		(0.71)	(1.34)	(2.48)	(0.85)	(0.87)

Net Asset Value, end of period	$28.53		$27.87	$23.40	$27.34	$26.51	$23.22

Total Return (%)	3.65	**	22.93	(9.99)	13.92	18.70 (b)	11.86 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	47		66	110	234	45	5
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.45	0.47	0.82
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.45	0.47	0.58
Ratio of net investment income (loss) (%)	0.64	*	1.63	1.37	5.14	4.15	1.93
Portfolio turnover rate (%)(c)	7	**	12	16	20	12	108

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of period	$38.65		$34.32	$44.54	$35.43	$34.08	$21.79

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23		0.53	0.48	0.52	0.55	0.39
Net realized and unrealized gain (loss)	5.46		4.22	(8.44)	12.49	1.51	12.31

Total from investment operations	5.69		4.75	(7.96)	13.01	2.06	12.70

Less distributions from:
Net investment income	(0.89)		(0.42)	(1.39)	(3.90)	(0.71)	(0.41)
Net realized gains	—		—	(0.87)	—	—	—

Total distributions	(0.89)		(0.42)	(2.26)	(3.90)	(0.71)	(0.41)

Net Asset Value, end of period	$43.45		$38.65	$34.32	$44.54	$35.43	$34.08

Total Return (%)	14.99	**	14.08	(18.65)	39.00	6.21 (b)	59.04 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,925		1,780	1,026	1,263	441	109
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.45	0.48	0.66
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.45	0.48	0.52
Ratio of net investment income (loss) (%)	1.15	*	1.50	1.29	1.32	1.56	1.27
Portfolio turnover rate (%)(c)	5	**	22	15	14	13	12

(a)	Based on average shares outstanding during the period.
(b)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	117

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Mexico Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$20.43		$21.55	$25.24	$24.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.20		0.32	0.53	0.26	0.07
Net realized and unrealized gain (loss)	(1.07)		0.14	(0.11)	0.94	(0.78)

Total from investment operations	(0.87)		0.46	0.42	1.20	(0.71)

Less distributions from:
Net investment income	—		(0.37)	(2.79)	(0.18)	—
Net realized gains	—		(1.21)	(1.32)	(0.07)	—

Total distributions	—		(1.58)	(4.11)	(0.25)	—

Net Asset Value, end of period	$19.56		$20.43	$21.55	$25.24	$24.29

Total Return (%)	(4.26	)**	2.19	2.09	4.99	(2.84	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		3	4	5	5
Ratio of expenses (%)	0.50	*	0.50	0.51	0.50	0.50	*
Ratio of net investment income (loss) (%)	1.90	*	1.52	2.40	1.04	0.79	*
Portfolio turnover rate (%)(c)	11	**	23	34	22	7	**

Xtrackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$28.99		$22.94	$24.32	$25.08	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.18	0.16	(0.11)	(0.02)
Net realized and unrealized gain (loss)	2.10		5.99	(1.51)	(0.65)	0.10

Total from investment operations	2.22		6.17	(1.35)	(0.76)	0.08

Less distributions from:
Net investment income	—		(0.12)	(0.03)	—	—

Total distributions	—		(0.12)	(0.03)	—	—

Net Asset Value, end of period	$31.21		$28.99	$22.94	$24.32	$25.08

Total Return (%)	7.69	**	27.01	(5.55)	(3.07)	0.32	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		29	118	137	5
Ratio of expenses (%)	0.58	*	0.58	0.58	0.58	0.58	*
Ratio of net investment income (loss) (%)	0.77	*	0.74	0.72	(0.47)	(0.26	)*
Portfolio turnover rate (%)(c)	6	**	110	124	287	8	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	118

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI United Kingdom Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$21.92		$22.25	$25.93	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.35		0.85	0.89	0.92	1.32
Net realized and unrealized gain (loss)	(0.49)		4.06	(2.95)	0.08	0.63

Total from investment operations	(0.14)		4.91	(2.06)	1.00	1.95

Less distributions from:
Net investment income	(0.15)		(0.62)	(1.51)	(1.58)	(0.42)
Net realized gains	—		(4.62)	(0.11)	(0.02)	—

Total distributions	(0.15)		(5.24)	(1.62)	(1.60)	(0.42)

Net Asset Value, end of period	$21.63		$21.92	$22.25	$25.93	$26.53

Total Return (%)	(0.62	)**	24.79	(8.25)	4.27	7.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		5	6	5	5
Ratio of expenses (%)	0.45	*	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.22	*	3.81	4.04	3.57	7.70	*
Portfolio turnover rate (%)(c)	7	**	35	24	19	11	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	119

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Xtrackers MSCI Brazil Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers Japan Hedged Equity ETF
Xtrackers MSCI Mexico Hedged Equity ETF	Deutsche X-trackers Mexico Hedged Equity ETF
Xtrackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Xtrackers MSCI United Kingdom Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Xtrackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Xtrackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Xtrackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Xtrackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

120

DBX ETF Trust

Notes to Financial Statements (Continued)

The MSCI Asia Pacific ex Japan US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Brazil US Dollar Hedged Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The MSCI Mexico IMI 25/50 US Dollar Hedged Index is designed to provide exposure to the Mexican equity markets while at the same time mitigating exposure to fluctuations of the Mexican peso relative to the U.S. dollar.

The MSCI Korea 25/50 US Dollar Hedged Index is designed to provide exposure to the South Korean equity markets while at the same time mitigating exposure to fluctuations of the South Korean won relative to the U.S. dollar.

The MSCI United Kingdom US Dollar Hedged Index is designed to provide exposure to the United Kingdom equity markets while at the same time hedging exposure to fluctuations of the British pound sterling relative to the U.S. dollar.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for

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certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

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Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2017, the Funds did not incur any interest or penalties.

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$911,939	$422,737	$1,334,676
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	539,120	432,009	971,129
Xtrackers MSCI Brazil Hedged Equity ETF	2,487,156	2,928,661	5,415,817
Xtrackers MSCI Emerging Markets Hedged Equity ETF	11,443,599	5,939,105	17,382,704
Xtrackers MSCI Eurozone Hedged Equity ETF	654,933	809,557	1,464,490
Xtrackers MSCI Germany Hedged Equity ETF	1,981,004	3,512,868	5,493,872
Xtrackers MSCI Japan Hedged Equity ETF	77,673,701	96,779,074	174,452,775
Xtrackers MSCI South Korea Hedged Equity ETF	2,142,159	8,644,055	10,786,214

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next

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taxable year. During the fiscal year ended May 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$1,146,103
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	—	36,482
Xtrackers MSCI Brazil Hedged Equity ETF	—	229,785
Xtrackers MSCI Emerging Markets Hedged Equity ETF	—	7,145,294
Xtrackers MSCI Europe Hedged Equity ETF	—	67,692,115
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,554,916
Xtrackers MSCI Germany Hedged Equity ETF	—	601,016
Xtrackers MSCI Mexico Hedged Equity ETF	—	131,648
Xtrackers MSCI South Korea Hedged Equity ETF	1,889	2,050,203
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	629,076

As of May 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$98,811,201	$5,938,189	$10,036,761	$(4,098,572)
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	3,342,940	266,012	595,442	(329,430)
Xtrackers MSCI Brazil Hedged Equity ETF	4,032,211	(138,755)	278,042	(416,797)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	169,084,708	15,606,789	24,600,373	(8,993,584)
Xtrackers MSCI Europe Hedged Equity ETF	2,829,128,618	6,650,916	207,912,808	(201,261,892)
Xtrackers MSCI Eurozone Hedged Equity ETF	64,788,998	5,488,860	7,296,145	(1,807,285)
Xtrackers MSCI Germany Hedged Equity ETF	62,664,265	369,115	7,192,372	(6,823,257)
Xtrackers MSCI Japan Hedged Equity ETF	1,679,026,552	61,163,251	133,678,974	(72,515,723)
Xtrackers MSCI Mexico Hedged Equity ETF	3,641,664	(544,106)	64,057	(608,163)
Xtrackers MSCI South Korea Hedged Equity ETF	22,435,694	5,932,296	6,765,463	(833,167)
Xtrackers MSCI United Kingdom Hedged Equity ETF	5,489,147	(38,851)	427,991	(466,842)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign

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currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2017, the Funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI Mexico Hedged Equity ETF
Xtrackers MSCI United Kingdom Hedged Equity ETF

As of November 30, 2017, the Fund listed below had securities on loan, which were classified as exchange-traded funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers MSCI Brazil Hedged Equity ETF

As of November 30, 2017, the Fund listed below had no securities on loan.

Xtrackers MSCI South Korea Hedged Equity ETF

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

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A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2017, The Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI All World ex US Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI United Kingdom ETF and Xtrackers MSCI Mexico Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, the euro, the Japanese yen, the South Korean won, the British pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2017 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non-U.S. currencies during the period ended November 30, 2017.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2017, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Brazil Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI South Korea Hedged Equity ETF utilized futures in order to simulate investments in each Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2017 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$7,123	Unrealized depreciation on futures contracts*	$41,416
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	400,754	Unrealized depreciation on forward foreign currency contracts	1,804,751

	Total	$407,877	Total	$1,846,167

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$5,678
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	17,057	Unrealized depreciation on forward foreign currency contracts	33,198

	Total	$17,057	Total	$38,876

Xtrackers MSCI Brazil Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$10,907	Unrealized depreciation on forward foreign currency contracts	$24,980
Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$83,130	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	435,734	Unrealized depreciation on forward foreign currency contracts	2,823,191

	Total	$518,864	Total	$2,823,191

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$147,873	Unrealized depreciation on futures contracts*	$142,802
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,992,504	Unrealized depreciation on forward foreign currency contracts	43,599,801

	Total	$4,140,377	Total	$43,742,603

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,332	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	171,886	Unrealized depreciation on forward foreign currency contracts	1,335,085

	Total	$176,218	Total	$1,335,085

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$30,606	Unrealized depreciation on futures contracts*	$1,716
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	93,308	Unrealized depreciation on forward foreign currency contracts	1,128,589

	Total	$123,914	Total	$1,130,305

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,904,277	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,608,984	Unrealized depreciation on forward foreign currency contracts	26,263,333

	Total	$15,513,261		$26,263,333

Xtrackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$34,304	Unrealized depreciation on forward foreign currency contracts	$100,426
Xtrackers MSCI South Korea Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,371
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,637	Unrealized depreciation on forward foreign currency contracts	718,613

	Total	$3,637	Total	$721,984

Xtrackers MSCI United Kingdom Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$34,979	Unrealized depreciation on forward foreign currency contracts	$60,752

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$271,797	$(1,966,614)	$(1,694,817)
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	24,862	(30,342)	(5,480)
Xtrackers MSCI Brazil Hedged Equity ETF	13,165	(35,331)	(22,166)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	773,939	(1,132,584)	(358,645)
Xtrackers MSCI Europe Hedged Equity ETF	1,874,604	(101,372,532)	(99,497,928)
Xtrackers MSCI Eurozone Hedged Equity ETF	18,211	(3,549,600)	(3,531,389)
Xtrackers MSCI Germany Hedged Equity ETF	87,578	(3,644,750)	(3,557,172)
Xtrackers MSCI Japan Hedged Equity ETF	2,499,450	35,873,764	38,373,214
Xtrackers MSCI Mexico Hedged Equity ETF	—	(73,891)	(73,891)
Xtrackers MSCI South Korea Hedged Equity ETF	108,634	259,428	368,062
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	(105,946)	(105,946)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(135,124)	$(151,156)	$(286,280)
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	(10,952)	(8,396)	(19,348)
Xtrackers MSCI Brazil Hedged Equity ETF	2,280	(34,926)	(32,646)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(162,219)	(1,161,672)	(1,323,891)
Xtrackers MSCI Europe Hedged Equity ETF	(1,789,879)	10,757,563	8,967,684
Xtrackers MSCI Eurozone Hedged Equity ETF	(14,765)	700,888	686,123
Xtrackers MSCI Germany Hedged Equity ETF	(55,945)	865,033	809,088
Xtrackers MSCI Japan Hedged Equity ETF	2,625,598	(6,325,043)	(3,699,445)
Xtrackers MSCI Mexico Hedged Equity ETF	—	3,835	3,835
Xtrackers MSCI South Korea Hedged Equity ETF	(80,382)	(306,759)	(387,141)
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	(51,317)	(51,317)

For the period ended November 30, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,857,539	$(107,494,971)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	338,346	(3,511,206)
Xtrackers MSCI Brazil Hedged Equity ETF	69,349	(4,443,417)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	4,861,568	(193,884,130)
Xtrackers MSCI Europe Hedged Equity ETF	54,341,070	(2,443,087,558)
Xtrackers MSCI Eurozone Hedged Equity ETF	992,002	(59,682,828)
Xtrackers MSCI Germany Hedged Equity ETF	1,615,036	(53,997,382)
Xtrackers MSCI Japan Hedged Equity ETF	44,913,526	(1,181,661,018)
Xtrackers MSCI Mexico Hedged Equity ETF	—	(2,021,548)
Xtrackers MSCI South Korea Hedged Equity ETF	501,302	(23,893,088)
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	(4,839,082)

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Notes to Financial Statements (Continued)

As of November 30, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$176,573	$(176,573)	$—	$—	$926,902	$(176,573)	$(810,000)	$—
JP Morgan & Chase Co.	114,912	(114,912)	—	—	592,482	(114,912)	(260,000)	217,570
RBC Capital Markets	30,675	(30,675)	—	—	91,632	(30,675)	—	60,957
The Bank of New York Mellon	68,141	(68,141)	—	—	176,674	(68,141)	(260,000)	—
The Bank of Nova Scotia	10,453	(10,453)	—	—	17,061	(10,453)	—	6,608

	$400,754	$(400,754)	$—	$—	$1,804,751	$(400,754)	$(1,330,000)	$285,135

Xtrackers MSCI Asia Pacific ex Japan Hedged ETF
Goldman Sachs & Co.	$2,908	$(2,908)	$—	$—	$11,123	$(2,908)	$—	$8,215
RBC Capital Markets	11	(11)	—	—	552	(11)	—	541
The Bank of New York Mellon	14,138	(14,138)	—	—	21,523	(14,138)	—	7,385

	$17,057	$(17,057)	$—	$—	$33,198	$(17,057)	$—	$16,141

Xtrackers MSCI Brazil Hedged Equity ETF
Goldman Sachs & Co.	$7,677	$(7,677)	$—	$—	$17,144	$(7,677)	$—	$9,467
JP Morgan & Chase Co.	219	(219)	—	—	481	(219)	—	262
The Bank of New York Mellon	1,655	(1,655)	—	—	3,973	(1,655)	—	2,318
The Bank of Nova Scotia	1,356	(1,356)	—	—	3,382	(1,356)	—	2,026

	$10,907	$(10,907)	$—	$—	$24,980	$(10,907)	$—	$14,073

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$160,668	$(160,668)	$—	$—	$1,310,929	$(160,668)	$(1,150,000)	$261
JP Morgan & Chase Co.	137,685	(137,685)	—	—	882,560	(137,685)	(840,000)	—
RBC Capital Markets	74,113	(74,113)	—	—	311,457	(74,113)	(270,000)	—
The Bank of New York Mellon	29,456	(29,456)	—	—	128,976	(29,456)	—	99,520
The Bank of Nova Scotia	33,812	(33,812)	—	—	189,269	(33,812)	(310,000)	—

	$435,734	$(435,734)	$—	$—	$2,823,191	$(435,734)	$(2,570,000)	$99,781

Xtrackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$105,964	$(105,964)	$—	$—	$1,980,889	$(105,964)	$(1,070,000)	$804,925
JP Morgan & Chase Co.	1,328,923	(1,328,923)	—	—	9,012,033	(1,328,923)	(5,660,000)	2,023,110
RBC Capital Markets	1,075,054	(1,075,054)	—	—	13,559,169	(1,075,054)	(8,740,000)	3,744,115
The Bank of New York Mellon	363,364	(363,364)	—	—	6,204,556	(363,364)	(4,090,000)	1,751,192
The Bank of Nova Scotia	1,119,199	(1,119,199)	—	—	12,843,154	(1,119,199)	(8,480,000)	3,243,955

	$3,992,504	$(3,992,504)	$—	$—	$43,599,801	$(3,992,504)	$(28,040,000)	$11,567,297

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Notes to Financial Statements (Continued)

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$133,162	$(133,162)	$—	$—	$753,883	$(133,162)	$(680,000)	$—
JP Morgan & Chase Co.	38,724	(38,724)	—	—	581,202	(38,724)	(600,000)	—

	$171,886	$(171,886)	$—	$—	$1,335,085	$(171,886)	$(1,280,000)	$—

Xtrackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$37,278	$(37,278)	$—	$—	$315,492	$(37,278)	$(340,000)	$—
RBC Capital Markets	25,231	(25,231)	—	—	393,197	(25,231)	(410,000)	—
The Bank of Nova Scotia	30,799	(30,799)	—	—	419,900	(30,799)	(430,000)	—

	$93,308	$(93,308)	$—	$—	$1,128,589	$(93,308)	$(1,180,000)	$—

Xtrackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$575,445	$(575,445)	$—	$—	$1,536,125	$(575,445)	$(1,650,000)	$—
JP Morgan & Chase Co.	3,139,129	(3,139,129)	—	—	7,226,205	(3,139,129)	(6,990,000)	—
RBC Capital Markets	2,945,771	(2,945,771)	—	—	7,715,251	(2,945,771)	(7,920,000)	—
The Bank of New York Mellon	343,681	(343,681)	—	—	896,815	(343,681)	(960,000)	—
The Bank of Nova Scotia	3,604,958	(3,604,958)	—	—	8,888,937	(3,604,958)	(9,220,000)	—

	$10,608,984	$(10,608,984)	$—	$—	$26,263,333	$(10,608,984)	$(26,740,000)	$—

Xtrackers MSCI Mexico Hedged Equity ETF
RBC Capital Markets	$30,139	$(30,139)	$—	$—	$55,393	$(30,139)	$—	$25,254
The Bank of Nova Scotia	4,165	(4,165)	—	—	45,033	(4,165)	—	40,868

	$34,304	$(34,304)	$—	$—	$100,426	$(34,304)	$—	$66,122

Xtrackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$345	$(345)	$—	$—	$308,223	$(345)	$(270,000)	$37,878
JP Morgan & Chase Co.	—	—	—	—	88,256	—	—	88,256
RBC Capital Markets	1,761	(1,761)	—	—	238,498	(1,761)	(260,000)	—
The Bank of New York Mellon	1,531	(1,531)	—	—	83,636	(1,531)	–	82,105

	$3,637	$(3,637)	$—	$—	$718,613	$(3,637)	$(530,000)	$208,239

Xtrackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$34,541	$(34,541)	$—	$—	$49,196	$(34,541)	$—	$14,655
The Bank of Nova Scotia	438	(438)	—	—	11,556	(438)	—	11,118

	$34,979	$(34,979)	$—	$—	$60,752	$(34,979)	$—	$25,773

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	0.60%
Xtrackers MSCI Brazil Hedged Equity ETF	0.60%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%
Xtrackers MSCI Mexico Hedged Equity ETF	0.50%
Xtrackers MSCI South Korea Hedged Equity ETF	0.58%
Xtrackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$5,768,562	$5,947,482
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	137,797	141,432
Xtrackers MSCI Brazil Hedged Equity ETF	1,013,819	838,577
Xtrackers MSCI Emerging Markets Hedged Equity ETF	11,289,718	6,308,572
Xtrackers MSCI Europe Hedged Equity ETF	96,577,379	166,910,326
Xtrackers MSCI Eurozone Hedged Equity ETF	2,592,922	5,993,167
Xtrackers MSCI Germany Hedged Equity ETF	3,544,194	13,505,796
Xtrackers MSCI Japan Hedged Equity ETF	76,881,515	102,438,525
Xtrackers MSCI Mexico Hedged Equity ETF	327,898	384,612
Xtrackers MSCI South Korea Hedged Equity ETF	1,532,848	23,537,806
Xtrackers MSCI United Kingdom Hedged Equity ETF	302,152	419,338

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DBX ETF Trust

Notes to Financial Statements (Continued)

For the period ended November 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$14,163,889	$—
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,531,843	—
Xtrackers MSCI Europe Hedged Equity ETF	$—	$445,449,074
Xtrackers MSCI Eurozone Hedged Equity ETF	—	8,836,820
Xtrackers MSCI Germany Hedged Equity ETF	2,677,620	13,669,645
Xtrackers MSCI Japan Hedged Equity ETF	305,737,851	350,029,254
Xtrackers MSCI Mexico Hedged Equity ETF	—	996,492
Xtrackers MSCI United Kingdom Hedged Equity ETF	—	3,228,252

5. Fund Share Transactions

As of November 30, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Brazil Hedged Equity ETF and Xtrackers South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2017.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	525,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	19,950,000

8. Payments by Affiliates

During the period ended November 30, 2017, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $3,520 for a loss on a trade executed incorrectly. The amount of the loss was 0.00% of the Fund’s average net assets.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Xtrackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049077-2 (1/18) DBX 003104 (1/19)

November 30, 2017

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2017.

The pace of economic recovery gained momentum globally, boosting investor sentiment and investment expenditure. Developed economies entered into a Goldilocks environment — experiencing moderate growth, accompanied by low inflation rates and borrowing costs. However, volatility rose from its record low due to increasing geopolitical risks caused by the U.S.-North Korea and the Spain-Catalan political standoffs and the U.K. and Japanese elections. Meanwhile, developed equity markets continued on their bullish streak, driven by healthy economic sentiment and robust corporate earnings. The U.S. Federal Reserve Board (FRB) and the European Central Bank (ECB) maintained their hawkish rhetoric, partly complicated by low inflation figures. The FRB marked the dawn of its quantitative tightening program1 in October, preluded by a hike in federal funds rate in June. The ECB decided to extend its asset purchase program till September 2018, while scaling down its purchases by half to gradually accommodate the shift to normalize monetary policy.

The European economy witnessed resilient growth as unemployment waned to multi-year lows and economic sentiment peaked to a 10-year high. The bloc’s growth was supported by an accommodative monetary policy and global tailwinds. In Germany, industrial production expanded and trade surplus widened, supported by higher demand from non-European Union countries. In France, economic growth beat expectations as business activity got a boost from labor market and tax reforms. The U.K. economy grew, although underperforming Eurozone growth, as higher inflation rates encroached upon consumer purchasing power. Moreover, the U.K. Prime Minister’s party lost its majority, making Brexit2 negotiations arduous. Populism sentiments left cracks on the Eurozone landscape, as the secessionist Alternative für Deutschland party gathered more support in the German elections even as Angela Merkel came out victorious. Additionally, Spanish markets came under pressure as Catalan’s autonomy was annulled after its officials conducted a referendum3 and claimed independence from Spain, even after the latter deemed it illegal.

In Asia, Japan’s economy experienced its sixth straight quarterly expansion, gradually inching up from its recessionary slump. Japanese equities reacted positively to Shinzo Abe winning the general elections, reassuring investors of the continuation of supportive economic policies. China grew strongly as its industrial production and manufacturing Purchasing Managers’ Index4 improved, while its leaders shifted focus to deleveraging the enormous credit floating in the economy. In Australia, rising public investments and healthy employment numbers supported economic growth, partially weighed down by sluggish wage growth and sizeable household debt levels.

Synchronized global recovery is corroborating with the ECB’s and FRB’s stance of a tighter monetary policy, even though inflation remains low. While the ECB scales down the magnitude of its bond purchases, the FRB gears up to further hike interest rates, strengthening the outlook for the U.S. dollar. In view of an appreciating U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Quantitative Tightening Program is a series of steps involving selling of government securities or other securities by the central bank to the market in order to increase interest rates and reduce the money supply.

2 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

3 Referendum is a general vote by the electorate on a single political question which has been referred to them for a direct decision.

4 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. As of November 30, 2017, the Underlying Index included securities from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (12.0% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.8%
Royal Dutch Shell PLC (Netherlands)	1.8%
HSBC Holdings PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.3%
Roche Holding AG (Switzerland)	1.2%
Toyota Motor Corp. (Japan)	1.1%
British American Tobacco PLC (United Kingdom)	1.0%
TOTAL SA (France)	0.9%
BP PLC (United Kingdom)	0.9%
SAP SE (Germany)	0.7%

Sector Diversification* as of 11/30/17
Financials	21.2%
Industrials	14.6%
Consumer Discretionary	12.2%
Consumer Staples	11.2%
Health Care	10.1%
Materials	7.9%
Information Technology	6.6%
Energy	5.2%
Telecommunication Services	4.1%
Real Estate	3.6%
Utilities	3.3%

Total	100.0%

Country Diversification* as of 11/30/17
Japan	24.1%
United Kingdom	15.2%
France	10.6%
Germany	10.0%
Switzerland	8.7%
Australia	6.8%
Netherlands	4.6%
Hong Kong	3.4%
Spain	3.3%
Sweden	2.7%
Italy	2.1%
Other	8.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,055.20	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Australia — 6.7%
AGL Energy Ltd.	305,022	$5,765,667
Alumina Ltd.	1,158,395	1,945,189
Amcor Ltd.	540,515	6,304,407
AMP Ltd.	1,360,850	5,259,970
APA Group (a)	528,265	3,732,079
Aristocrat Leisure Ltd.	253,383	4,214,585
ASX Ltd.	91,750	3,965,504
Aurizon Holdings Ltd.	973,348	3,879,992
AusNet Services	829,419	1,176,325
Australia & New Zealand Banking Group Ltd.	1,369,684	29,485,425
Bank of Queensland Ltd.	174,936	1,744,001
Bendigo & Adelaide Bank Ltd.	222,618	1,960,042
BHP Billiton Ltd.	1,497,576	30,924,568
BHP Billiton PLC	984,835	17,913,840
BlueScope Steel Ltd.	270,301	2,782,646
Boral Ltd.	541,485	3,080,040
Brambles Ltd.	750,998	5,805,529
Caltex Australia Ltd.	120,481	3,103,954
Challenger Ltd.	275,786	2,918,381
CIMIC Group Ltd.	45,535	1,757,612
Coca-Cola Amatil Ltd.	257,707	1,547,743
Cochlear Ltd.	26,678	3,646,797
Commonwealth Bank of Australia	807,592	48,520,882
Computershare Ltd.	224,020	2,790,824
Crown Resorts Ltd.	172,692	1,613,212
CSL Ltd.	210,987	22,875,743
Dexus REIT	474,404	3,717,579
Domino’s Pizza Enterprises Ltd.	29,132	1,035,667
Flight Centre Travel Group Ltd. (b)	27,339	925,603
Fortescue Metals Group Ltd.	715,710	2,490,274
Goodman Group REIT	844,946	5,553,936
GPT Group REIT	851,319	3,483,708
Harvey Norman Holdings Ltd. (b)	274,245	831,831
Healthscope Ltd.	816,598	1,226,086
Incitec Pivot Ltd.	814,067	2,456,887
Insurance Australia Group Ltd.	1,118,220	6,064,549
LendLease Group (a)	262,000	3,151,016
Macquarie Group Ltd.	150,481	11,180,930
Medibank Pvt Ltd.	1,267,314	3,134,614
Mirvac Group REIT	1,750,317	3,230,418
National Australia Bank Ltd.	1,255,105	28,091,643
Newcrest Mining Ltd.	362,685	6,394,756
Oil Search Ltd.	649,353	3,448,023
Orica Ltd.	180,819	2,325,119
Origin Energy Ltd.*	815,186	5,506,305
QBE Insurance Group Ltd.	649,215	5,215,131
Ramsay Health Care Ltd.	65,810	3,473,561
REA Group Ltd.	24,676	1,470,612
Santos Ltd.*	857,390	3,294,536
Scentre Group REIT	2,482,660	7,943,460
SEEK Ltd.	159,395	2,228,070
Sonic Healthcare Ltd.	183,624	3,094,545
South32 Ltd.	2,433,058	5,999,598
Stockland REIT	1,142,947	4,063,274
Suncorp Group Ltd.	602,772	6,533,583

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	507,680	$2,845,512
Tabcorp Holdings Ltd.	393,804	1,444,688
Tatts Group Ltd.	627,296	2,045,041
Telstra Corp. Ltd.	1,940,154	5,033,643
TPG Telecom Ltd. (b)	182,980	823,517
Transurban Group (a)	958,264	9,096,640
Treasury Wine Estates Ltd.	343,586	4,088,051
Vicinity Centres REIT	1,594,077	3,376,132
Wesfarmers Ltd.	528,697	17,563,914
Westfield Corp. REIT	932,839	5,912,931
Westpac Banking Corp.	1,574,029	37,468,093
Woodside Petroleum Ltd.	395,535	9,274,676
Woolworths Ltd.	605,730	12,329,484

		467,582,593

Austria — 0.3%
ANDRITZ AG	33,914	1,899,428
Erste Group Bank AG*	142,105	6,198,996
OMV AG	68,668	4,271,317
Raiffeisen Bank International AG*	69,832	2,472,745
voestalpine AG	53,238	3,092,919

		17,935,405

Belgium — 1.1%
Ageas	87,877	4,318,227
Anheuser-Busch InBev SA/NV	355,293	40,893,203
Colruyt SA	27,160	1,438,236
Groupe Bruxelles Lambert SA	37,494	4,032,069
KBC Group NV	116,885	9,561,876
Proximus SADP	70,614	2,420,170
Solvay SA	34,585	4,865,677
Telenet Group Holding NV*	24,515	1,712,513
UCB SA	60,122	4,489,686
Umicore SA	89,527	4,178,197

		77,909,854

Chile — 0.0%
Antofagasta PLC	190,244	2,340,004

China — 0.0%
Minth Group Ltd.	352,000	1,965,033
Yangzijiang Shipbuilding Holdings Ltd.	933,100	1,086,287

		3,051,320

Denmark — 1.8%
A.P. Moller — Maersk A/S, Class A	1,650	2,826,038
A.P. Moller — Maersk A/S, Class B	3,049	5,470,851
Carlsberg A/S, Class B	50,343	5,961,682
Chr Hansen Holding A/S	46,705	4,238,712
Coloplast A/S, Class B	56,446	4,424,075
Danske Bank A/S	349,301	13,049,002
DSV A/S	89,628	6,897,218
Genmab A/S*	27,130	5,336,537
H Lundbeck A/S	32,564	1,641,974
ISS A/S	79,051	2,988,543
Novo Nordisk A/S, Class B	869,366	44,878,755
Novozymes A/S, Class B	105,442	5,706,221
Orsted A/S, 144A	87,683	5,101,322

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
Pandora A/S (b)	49,484	$4,957,817
TDC A/S	391,805	2,384,753
Tryg A/S	52,302	1,271,354
Vestas Wind Systems A/S	100,484	6,431,002
William Demant Holding A/S*	54,339	1,493,799

		125,059,655

Finland — 0.9%
Elisa OYJ	66,438	2,702,879
Fortum OYJ	209,841	4,415,812
Kone OYJ, Class B	156,894	8,074,767
Metso OYJ	53,254	1,879,382
Neste OYJ	58,724	3,648,582
Nokia OYJ	2,721,389	13,656,180
Nokian Renkaat OYJ	54,323	2,371,006
Orion OYJ, Class B	47,683	1,761,097
Sampo OYJ, Class A	208,450	11,018,454
Stora Enso OYJ, Class R	260,555	3,988,213
UPM-Kymmene OYJ	247,827	7,459,942
Wartsila OYJ Abp	70,295	4,643,607

		65,619,921

France — 10.4%
Accor SA	87,840	4,405,801
Aeroports de Paris	14,326	2,732,505
Air Liquide SA	199,127	24,921,686
Airbus SE	270,844	28,139,846
Alstom SA	74,074	3,057,616
Amundi SA, 144A	28,802	2,570,432
Arkema SA	31,485	3,852,430
Atos SE	44,107	6,522,918
AXA SA	904,324	27,286,009
BioMerieux	19,737	1,646,551
BNP Paribas SA	523,917	39,647,975
Bollore SA	401,935	2,134,634
Bouygues SA	100,554	5,201,482
Bureau Veritas SA	122,540	3,248,879
Capgemini SE	74,929	8,640,166
Carrefour SA	270,918	5,693,031
Casino Guichard Perrachon SA	26,254	1,597,752
Cie de Saint-Gobain	235,139	13,396,172
Cie Generale des Etablissements Michelin	79,865	11,582,973
CNP Assurances	78,898	1,775,806
Credit Agricole SA	529,727	8,924,831
Danone SA	281,470	23,759,584
Dassault Aviation SA	1,132	1,740,388
Dassault Systemes SE	60,980	6,554,827
Edenred	101,566	2,906,169
Eiffage SA	34,596	3,796,188
Electricite de France SA	269,268	3,528,662
Engie SA	851,660	14,906,280
Essilor International SA	96,122	12,361,910
Eurazeo SA	20,358	1,791,647
Eutelsat Communications SA (b)	83,314	1,886,108
Faurecia	36,170	2,767,339
Fonciere Des Regions REIT	14,899	1,594,067

	Number of Shares	Value
France (Continued)
Gecina SA REIT	21,941	$3,656,137
Groupe Eurotunnel SE	225,559	2,998,826
Hermes International	14,610	7,700,960
ICADE REIT	15,770	1,464,829
Iliad SA	12,274	2,871,423
Imerys SA	16,081	1,474,385
Ingenico Group SA	27,162	2,846,294
Ipsen SA	17,801	2,169,613
JCDecaux SA	36,701	1,529,354
Kering	35,107	15,575,764
Klepierre SA REIT	101,756	4,202,691
Lagardere SCA	54,219	1,776,947
Legrand SA	123,233	9,234,848
L’Oreal SA	117,480	25,980,508
LVMH Moet Hennessy Louis Vuitton SE (b)	130,020	37,837,900
Natixis SA	434,804	3,524,347
Orange SA (b)	930,266	16,032,960
Pernod Ricard SA	99,010	15,443,797
Peugeot SA	274,242	5,671,485
Publicis Groupe SA	96,657	6,419,564
Remy Cointreau SA	11,032	1,468,027
Renault SA	90,256	9,172,131
Rexel SA	146,036	2,693,330
Safran SA	155,565	16,577,479
Sanofi	529,801	48,303,605
Schneider Electric SE*	265,459	22,815,647
SCOR SE	78,652	3,207,267
SEB SA	10,643	1,960,979
Societe BIC SA	13,103	1,521,218
Societe Generale SA	357,796	18,018,412
Sodexo SA	42,198	5,512,320
Suez	171,609	3,163,949
Teleperformance	27,528	4,074,351
Thales SA	50,138	5,067,748
TOTAL SA	1,107,749	62,503,382
Ubisoft Entertainment SA*	30,048	2,304,314
Unibail-Rodamco SE REIT	46,567	11,913,893
Valeo SA	109,998	7,985,120
Veolia Environnement SA	227,224	5,748,484
Vinci SA	235,295	24,040,329
Vivendi SA	481,758	12,824,364
Wendel SA	13,067	2,199,193
Zodiac Aerospace	97,946	2,879,530

		728,940,368

Germany — 9.2%
adidas AG	87,800	18,309,084
Allianz SE	209,609	49,435,849
Axel Springer SE	22,640	1,786,872
BASF SE	428,276	47,916,997
Bayer AG	385,597	49,177,203
Bayerische Motoren Werke AG	154,387	15,560,716
Beiersdorf AG	47,621	5,667,520
Brenntag AG	73,417	4,570,212
Commerzbank AG*	502,356	7,267,827
Continental AG	51,293	13,660,266

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Covestro AG, 144A	56,654	$5,900,334
Daimler AG	448,968	37,150,371
Deutsche Bank AG (c)	963,713	18,192,354
Deutsche Boerse AG	88,877	10,076,098
Deutsche Lufthansa AG	109,642	3,767,573
Deutsche Post AG	451,056	21,415,711
Deutsche Telekom AG	1,554,150	27,765,892
Deutsche Wohnen SE	165,339	7,308,954
Drillisch AG	25,265	1,927,894
E.ON SE	1,026,348	11,870,386
Evonik Industries AG	76,722	2,861,916
Fraport AG Frankfurt Airport Services Worldwide	19,658	1,957,938
Fresenius Medical Care AG & Co. KGaA	100,517	9,986,376
Fresenius SE & Co. KGaA	193,851	13,984,609
GEA Group AG	86,679	4,181,981
Hannover Rueck SE	28,547	3,751,177
HeidelbergCement AG	69,410	7,383,322
Henkel AG & Co. KGaA	48,828	5,951,232
HOCHTIEF AG	9,243	1,624,368
HUGO BOSS AG	30,160	2,480,188
Infineon Technologies AG	529,620	14,624,814
Innogy SE, 144A	63,938	2,955,428
K+S AG (b)	92,330	2,162,199
KION Group AG	31,753	2,584,353
LANXESS AG	43,329	3,291,345
Linde AG	79,718	17,496,666
Linde AG*	8,669	2,023,929
MAN SE	16,693	1,874,823
Merck KGaA	59,397	6,322,455
METRO AG*	84,620	1,651,790
MTU Aero Engines AG	24,774	4,454,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	72,401	16,110,463
OSRAM Licht AG	46,098	3,949,956
ProSiebenSat.1 Media SE	109,891	3,494,915
RWE AG*	245,725	5,630,125
SAP SE	458,270	51,627,375
Siemens AG	356,711	48,486,474
Symrise AG	58,661	4,985,934
Telefonica Deutschland Holding AG	353,326	1,680,502
thyssenkrupp AG	201,913	5,525,114
TUI AG	207,855	3,834,227
Uniper SE	95,895	2,852,904
United Internet AG	57,003	3,840,185
Volkswagen AG	15,197	3,146,446
Vonovia SE	228,228	10,742,330
Wirecard AG	55,927	5,961,748
Zalando SE, 144A*	52,457	2,682,602

		646,884,370

Hong Kong — 3.3%
AIA Group Ltd.	5,629,938	45,629,735
ASM Pacific Technology Ltd.	123,736	1,777,582
Bank of East Asia Ltd. (b)	588,981	2,605,493
BOC Hong Kong Holdings Ltd.	1,725,705	8,727,790

	Number of Shares	Value
Hong Kong (Continued)
CK Asset Holdings Ltd.	1,211,332	$10,197,638
CK Hutchison Holdings Ltd.	1,259,308	15,849,885
CK Infrastructure Holdings Ltd.	304,708	2,586,652
CLP Holdings Ltd.	765,522	7,806,998
First Pacific Co. Ltd.	1,055,042	788,902
Galaxy Entertainment Group Ltd.	1,097,276	7,888,715
Hang Lung Group Ltd.	427,044	1,536,454
Hang Lung Properties Ltd.	960,605	2,260,638
Hang Seng Bank Ltd.	356,595	8,811,973
Henderson Land Development Co. Ltd.	545,897	3,564,688
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	1,167,844	1,072,123
HKT Trust & HKT Ltd. (a)	1,728,346	2,170,902
Hong Kong & China Gas Co. Ltd.	3,913,572	7,636,580
Hong Kong Exchanges & Clearing Ltd.	547,911	16,500,153
Hongkong Land Holdings Ltd.	562,000	4,102,600
Hysan Development Co. Ltd.	295,198	1,581,792
Jardine Matheson Holdings Ltd.	98,700	6,166,776
Jardine Strategic Holdings Ltd.	103,800	4,307,700
Kerry Properties Ltd.	319,994	1,413,519
Kingston Financial Group Ltd.	1,946,000	2,396,947
Li & Fung Ltd.	2,752,969	1,212,552
Link REIT	1,027,316	9,161,483
Melco Resorts & Entertainment Ltd., ADR	116,262	3,035,601
MTR Corp. Ltd.	699,723	4,116,729
New World Development Co. Ltd.	2,719,692	3,941,911
NWS Holdings Ltd.	741,595	1,346,430
PCCW Ltd.	1,864,722	1,107,829
Power Assets Holdings Ltd.	640,414	5,469,244
Shangri-La Asia Ltd.	617,491	1,391,502
Sino Land Co. Ltd.	1,464,287	2,651,040
SJM Holdings Ltd.	976,192	784,938
Sun Hung Kai Properties Ltd.	681,210	11,129,414
Swire Pacific Ltd., Class A	236,160	2,270,842
Swire Properties Ltd.	525,481	1,779,604
Techtronic Industries Co. Ltd.	633,039	3,659,560
WH Group Ltd., 144A	4,101,067	4,353,034
Wharf Holdings Ltd.	557,636	1,756,413
Wharf Real Estate Investment Co. Ltd.*	557,636	3,370,027
Wheelock & Co. Ltd.	375,393	2,576,271
Yue Yuen Industrial Holdings Ltd.	350,104	1,250,668

		233,747,327

Ireland — 0.6%
AerCap Holdings NV*	64,770	3,366,097
Allied Irish Banks PLC	387,964	2,516,668
Bank of Ireland Group PLC*	431,410	3,365,384
CRH PLC	390,002	13,438,581
DCC PLC	41,352	4,001,374
James Hardie Industries PLC CDI	204,133	3,319,738
Kerry Group PLC, Class A	73,722	7,721,786
Paddy Power Betfair PLC	37,252	4,154,137
Ryanair Holdings PLC*	72,234	1,508,887

		43,392,652

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Israel — 0.4%
Azrieli Group Ltd. (b)	20,927	$1,122,030
Bank Hapoalim BM	496,691	3,389,243
Bank Leumi Le-Israel BM	674,878	3,745,890
Bezeq The Israeli Telecommunication Corp. Ltd.	967,136	1,449,929
Check Point Software Technologies Ltd.*	60,969	6,358,457
Elbit Systems Ltd.	10,360	1,435,200
Frutarom Industries Ltd.	19,001	1,674,384
Israel Chemicals Ltd.	219,450	894,074
Mizrahi Tefahot Bank Ltd.	65,021	1,185,565
Nice Ltd. (b)	28,996	2,508,695
Teva Pharmaceutical Industries Ltd., ADR (b)	420,936	6,238,272

		30,001,739

Italy — 2.1%
Assicurazioni Generali SpA	580,922	10,634,380
Atlantia SpA	214,409	7,122,638
Davide Campari-Milano SpA	276,711	2,153,982
Enel SpA	3,792,487	24,623,901
Eni SpA	1,186,206	19,498,078
Ferrari NV	56,885	6,174,910
Intesa Sanpaolo SpA	6,285,955	21,113,794
Intesa Sanpaolo SpA-RSP	411,740	1,315,357
Leonardo SpA	187,697	2,242,999
Luxottica Group SpA	79,815	4,640,738
Mediobanca SpA	273,638	3,157,637
Poste Italiane SpA, 144A	248,111	1,811,751
Prysmian SpA	94,056	3,132,364
Recordati SpA	49,330	2,219,427
Snam SpA	1,074,272	5,416,368
Telecom Italia SpA*	5,315,617	4,447,818
Telecom Italia SpA-RSP	2,819,492	1,909,506
Terna Rete Elettrica Nazionale SpA	667,950	4,130,166
UniCredit SpA*	934,034	18,788,296
UnipolSai Assicurazioni SpA	446,879	1,047,838

		145,581,948

Japan — 23.8%
ABC-Mart, Inc.	15,400	842,898
Acom Co. Ltd.*(b)	190,000	788,396
Aeon Co. Ltd.	284,600	4,612,470
AEON Financial Service Co. Ltd.	45,900	1,015,922
Aeon Mall Co. Ltd.	53,000	967,275
Air Water, Inc.	69,500	1,487,014
Aisin Seiki Co. Ltd.	84,054	4,488,556
Ajinomoto Co., Inc.	254,800	4,672,862
Alfresa Holdings Corp.	83,100	1,780,952
Alps Electric Co. Ltd.	92,456	2,936,871
Amada Holdings Co. Ltd.	156,100	2,068,018
ANA Holdings, Inc.	54,100	2,153,521
Aozora Bank Ltd.	55,200	2,135,999
Asahi Glass Co. Ltd.	90,900	3,779,928
Asahi Group Holdings Ltd.	181,465	9,201,837
Asahi Kasei Corp.	588,600	7,348,021
Asics Corp.	74,600	1,097,673

	Number of Shares	Value
Japan (Continued)
Astellas Pharma, Inc.	964,700	$12,223,219
Bandai Namco Holdings, Inc.	93,200	3,022,613
Bank of Kyoto Ltd.	28,300	1,438,322
Benesse Holdings, Inc.	33,400	1,175,210
Bridgestone Corp.	303,321	13,731,578
Brother Industries Ltd.	110,000	2,713,226
Calbee, Inc.	37,400	1,304,323
Canon, Inc.	497,523	18,999,990
Casio Computer Co. Ltd.	87,300	1,273,683
Central Japan Railway Co.	67,240	12,412,022
Chiba Bank Ltd.	327,000	2,495,828
Chubu Electric Power Co., Inc.	299,300	3,773,661
Chugai Pharmaceutical Co. Ltd.	103,000	5,317,251
Chugoku Electric Power Co., Inc.	137,600	1,516,051
Coca-Cola Bottlers Japan, Inc.	55,200	2,091,857
Concordia Financial Group Ltd.	569,100	3,109,836
Credit Saison Co. Ltd.	73,500	1,409,983
CYBERDYNE, Inc.*(b)	46,000	607,775
Dai Nippon Printing Co. Ltd.	121,000	2,639,433
Daicel Corp.	130,500	1,543,343
Daifuku Co. Ltd.	47,100	2,561,216
Dai-ichi Life Holdings, Inc.	505,599	10,314,588
Daiichi Sankyo Co. Ltd.	264,200	6,357,045
Daikin Industries Ltd.	116,400	13,362,548
Daito Trust Construction Co. Ltd.	32,300	5,896,339
Daiwa House Industry Co. Ltd.	265,100	9,690,536
Daiwa House REIT Investment Corp. REIT	670	1,603,785
Daiwa Securities Group, Inc.	767,125	4,757,681
DeNA Co. Ltd.	46,000	1,040,206
Denso Corp.	220,100	12,330,450
Dentsu, Inc.	100,100	4,518,264
Disco Corp.	13,400	2,959,918
Don Quijote Holdings Co. Ltd.	55,300	2,638,598
East Japan Railway Co.	152,900	14,760,838
Eisai Co. Ltd.	124,500	7,047,754
Electric Power Development Co. Ltd.	68,332	1,894,316
FamilyMart UNY Holdings Co. Ltd.	38,400	2,582,860
FANUC Corp.	90,897	22,569,787
Fast Retailing Co. Ltd.	24,900	9,626,363
Fuji Electric Co. Ltd.	261,000	1,836,705
FUJIFILM Holdings Corp.	193,710	7,886,438
Fujitsu Ltd.	925,115	6,862,842
Fukuoka Financial Group, Inc.	361,000	1,866,827
Hachijuni Bank Ltd.	182,700	1,038,944
Hakuhodo DY Holdings, Inc.	108,800	1,458,787
Hamamatsu Photonics KK	66,400	2,271,447
Hankyu Hanshin Holdings, Inc.	112,640	4,353,672
Hikari Tsushin, Inc.	10,000	1,437,647
Hino Motors Ltd.	125,800	1,535,823
Hirose Electric Co. Ltd.	14,920	2,219,208
Hisamitsu Pharmaceutical Co., Inc.	28,800	1,617,273
Hitachi Chemical Co. Ltd.	48,600	1,275,186
Hitachi Construction Machinery Co. Ltd.	46,300	1,528,318
Hitachi High-Technologies Corp.	32,100	1,324,843
Hitachi Ltd.	2,249,000	16,669,917

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hitachi Metals Ltd.	98,600	$1,301,000
Honda Motor Co. Ltd.	799,600	26,600,048
Hoshizaki Corp.	25,300	2,403,101
Hoya Corp.	181,800	8,800,448
Hulic Co. Ltd.	139,100	1,521,455
Idemitsu Kosan Co. Ltd.	62,000	2,076,858
IHI Corp.	70,200	2,161,295
Iida Group Holdings Co. Ltd.	68,600	1,261,735
Inpex Corp.	443,204	4,981,590
Isetan Mitsukoshi Holdings Ltd.	156,100	1,801,714
Isuzu Motors Ltd.	257,100	4,045,707
ITOCHU Corp.	699,500	12,094,958
J. Front Retailing Co. Ltd.	118,300	1,991,901
Japan Airlines Co. Ltd.	46,100	1,685,971
Japan Airport Terminal Co. Ltd.	21,700	807,881
Japan Exchange Group, Inc.	243,200	4,455,803
Japan Post Bank Co. Ltd.	188,858	2,394,601
Japan Post Holdings Co. Ltd.	728,398	8,361,902
Japan Prime Realty Investment Corp. REIT	387	1,298,081
Japan Real Estate Investment Corp. REIT	580	2,813,808
Japan Retail Fund Investment Corp. REIT	1,269	2,247,205
Japan Tobacco, Inc.	515,593	17,042,125
JFE Holdings, Inc.	243,500	5,716,176
JGC Corp.	95,200	1,650,319
JSR Corp.	85,900	1,641,751
JTEKT Corp.	104,900	1,797,966
JXTG Holdings, Inc.	1,438,100	8,050,140
Kajima Corp.	419,000	4,389,364
Kakaku.com, Inc.	65,200	1,027,720
Kamigumi Co. Ltd.	54,400	1,195,838
Kaneka Corp.	131,000	1,154,667
Kansai Electric Power Co., Inc.	332,400	4,382,972
Kansai Paint Co. Ltd.	93,500	2,449,967
Kao Corp.	231,600	15,306,240
Kawasaki Heavy Industries Ltd.	68,100	2,244,889
KDDI Corp.	840,930	24,022,302
Keihan Holdings Co. Ltd.	44,900	1,326,514
Keikyu Corp.	109,250	2,103,556
Keio Corp.	53,960	2,378,085
Keisei Electric Railway Co. Ltd.	64,328	2,057,673
Keyence Corp.	45,320	26,138,178
Kikkoman Corp.	68,682	2,685,155
Kintetsu Group Holdings Co. Ltd.	84,440	3,297,470
Kirin Holdings Co. Ltd.	404,900	9,460,079
Kobe Steel Ltd.*	155,300	1,453,027
Koito Manufacturing Co. Ltd.	52,500	3,615,221
Komatsu Ltd.	433,738	13,411,597
Konami Holdings Corp.	43,500	2,292,017
Konica Minolta, Inc.	217,800	2,121,008
Kose Corp.	14,100	2,157,377
Kubota Corp.	491,900	9,265,876
Kuraray Co. Ltd.	165,500	3,177,800
Kurita Water Industries Ltd.	46,200	1,442,916
Kyocera Corp.	149,700	10,509,394

	Number of Shares	Value
Japan (Continued)
Kyowa Hakko Kirin Co. Ltd.	121,000	$2,288,942
Kyushu Electric Power Co., Inc.	202,000	2,302,777
Kyushu Financial Group, Inc.	157,200	927,458
Kyushu Railway Co.	74,576	2,299,336
Lawson, Inc.	23,400	1,609,276
LINE Corp.*	20,600	876,752
Lion Corp.	105,500	1,962,921
LIXIL Group Corp.	127,000	3,334,533
M3, Inc.	100,792	3,304,656
Mabuchi Motor Co. Ltd.	22,600	1,200,835
Makita Corp.	102,200	4,213,497
Marubeni Corp.	781,100	5,176,102
Marui Group Co. Ltd.	92,600	1,634,045
Maruichi Steel Tube Ltd.	26,300	740,779
Mazda Motor Corp.	266,100	3,553,675
McDonald’s Holdings Co. Japan Ltd.	31,000	1,351,060
Mebuki Financial Group, Inc.	459,450	1,922,795
Medipal Holdings Corp.	77,000	1,490,808
MEIJI Holdings Co. Ltd.	57,242	4,974,248
MINEBEA MITSUMI, Inc.	173,400	3,412,688
MISUMI Group, Inc.	131,500	3,826,580
Mitsubishi Chemical Holdings Corp.	667,200	7,208,807
Mitsubishi Corp.	704,500	17,608,588
Mitsubishi Electric Corp.	897,300	14,769,632
Mitsubishi Estate Co. Ltd.	585,500	10,417,733
Mitsubishi Gas Chemical Co., Inc.	84,500	2,357,546
Mitsubishi Heavy Industries Ltd.	152,420	5,620,356
Mitsubishi Materials Corp.	52,100	1,735,972
Mitsubishi Motors Corp.	321,800	2,244,551
Mitsubishi Tanabe Pharma Corp.	107,900	2,326,832
Mitsubishi UFJ Financial Group, Inc.	5,559,799	39,130,275
Mitsubishi UFJ Lease & Finance Co. Ltd.	205,700	1,167,909
Mitsui & Co. Ltd.	790,600	11,977,191
Mitsui Chemicals, Inc.	85,800	2,763,561
Mitsui Fudosan Co. Ltd.	416,107	9,376,226
Mitsui OSK Lines Ltd.	53,400	1,708,117
Mixi, Inc.	20,100	932,267
Mizuho Financial Group, Inc.	11,246,956	20,376,332
MS&AD Insurance Group Holdings, Inc.	222,000	7,209,649
Murata Manufacturing Co. Ltd.	89,851	12,107,072
Nabtesco Corp.	52,525	2,046,489
Nagoya Railroad Co. Ltd.	89,540	2,180,720
NEC Corp.	123,700	3,297,348
Nexon Co. Ltd.*	92,200	2,637,914
NGK Insulators Ltd.	122,200	2,329,015
NGK Spark Plug Co. Ltd.	74,300	1,707,226
NH Foods Ltd.	88,000	2,155,724
Nidec Corp.	110,600	15,006,104
Nikon Corp.	156,500	3,096,766
Nintendo Co. Ltd.	53,079	21,317,436
Nippon Building Fund, Inc. REIT	625	3,126,527
Nippon Electric Glass Co. Ltd.	39,400	1,526,358
Nippon Express Co. Ltd.	37,200	2,356,711
Nippon Paint Holdings Co. Ltd.	76,742	2,352,480
Nippon Prologis REIT, Inc. REIT	845	1,810,205

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Steel & Sumitomo Metal Corp.	354,300	$8,565,910
Nippon Telegraph & Telephone Corp.	322,622	16,852,768
Nippon Yusen KK*	70,800	1,646,936
Nissan Chemical Industries Ltd.	54,300	2,171,132
Nissan Motor Co. Ltd.	1,082,393	10,463,757
Nisshin Seifun Group, Inc.	88,500	1,726,829
Nissin Foods Holdings Co. Ltd.	27,400	1,974,446
Nitori Holdings Co. Ltd.	37,400	6,092,932
Nitto Denko Corp.	77,466	7,592,074
NOK Corp.	46,100	1,119,065
Nomura Holdings, Inc.	1,693,300	10,088,033
Nomura Real Estate Holdings, Inc.	61,036	1,403,538
Nomura Real Estate Master Fund, Inc. REIT	1,755	2,209,636
Nomura Research Institute Ltd.	61,581	2,779,612
NSK Ltd.	179,900	2,703,016
NTT Data Corp.	294,300	3,454,354
NTT DOCOMO, Inc.	636,492	16,443,205
Obayashi Corp.	294,800	3,803,364
Obic Co. Ltd.	30,200	2,090,346
Odakyu Electric Railway Co. Ltd.	137,450	2,912,775
Oji Holdings Corp.	401,600	2,437,183
Olympus Corp.	137,400	5,628,095
Omron Corp.	90,492	5,330,863
Ono Pharmaceutical Co. Ltd.	192,300	4,372,435
Oracle Corp.	17,900	1,587,294
Oriental Land Co. Ltd.	99,700	8,850,706
ORIX Corp.	617,440	10,610,236
Osaka Gas Co. Ltd.	174,900	3,352,075
Otsuka Corp.	24,400	1,821,138
Otsuka Holdings Co. Ltd.	183,782	8,122,366
Panasonic Corp.	1,029,441	15,257,076
Park24 Co. Ltd.	46,100	1,133,811
Persol Holdings Co. Ltd.	84,600	1,975,466
Pola Orbis Holdings, Inc.	42,700	1,555,556
Rakuten, Inc.	438,700	4,472,951
Recruit Holdings Co. Ltd.	516,575	12,149,576
Renesas Electronics Corp.*	226,400	2,761,981
Resona Holdings, Inc.	1,036,200	5,486,442
Ricoh Co. Ltd.	321,700	2,846,979
Rinnai Corp.	15,600	1,395,815
Rohm Co. Ltd.	44,100	4,506,198
Ryohin Keikaku Co. Ltd.	11,100	3,456,884
Sankyo Co. Ltd.	20,900	673,175
Santen Pharmaceutical Co. Ltd.	170,451	2,592,848
SBI Holdings, Inc.	98,000	1,737,172
Secom Co. Ltd.	96,500	7,214,456
Sega Sammy Holdings, Inc.	80,700	973,749
Seibu Holdings, Inc.	103,700	1,869,539
Seiko Epson Corp.	131,500	3,178,107
Sekisui Chemical Co. Ltd.	185,500	3,578,306
Sekisui House Ltd.	271,800	5,058,289
Seven & i Holdings Co. Ltd.	350,800	14,353,672
Seven Bank Ltd.	283,200	946,139
Sharp Corp.*(b)	67,720	2,127,062
Shimadzu Corp.	115,500	2,747,288
Shimamura Co. Ltd.	10,300	1,238,251

	Number of Shares	Value
Japan (Continued)
Shimano, Inc.	34,600	$4,771,354
Shimizu Corp.	265,800	2,945,067
Shin-Etsu Chemical Co. Ltd.	181,357	18,958,329
Shinsei Bank Ltd.	76,900	1,225,125
Shionogi & Co. Ltd.	139,800	7,774,741
Shiseido Co. Ltd.	177,200	8,615,562
Shizuoka Bank Ltd.	241,000	2,372,633
Showa Shell Sekiyu KK	87,900	1,118,422
SMC Corp.	26,900	10,868,035
SoftBank Group Corp.	384,872	32,436,012
Sohgo Security Services Co. Ltd.	33,300	1,843,343
Sompo Holdings, Inc.	165,535	6,665,819
Sony Corp.	589,600	27,246,964
Sony Financial Holdings, Inc.	73,900	1,246,277
Stanley Electric Co. Ltd.	63,600	2,534,506
Start Today Co. Ltd.	88,800	2,702,386
Subaru Corp.	289,759	9,446,228
SUMCO Corp.	111,800	2,804,313
Sumitomo Chemical Co. Ltd.	741,322	5,150,951
Sumitomo Corp.	550,300	8,525,017
Sumitomo Dainippon Pharma Co. Ltd. (b)	69,300	1,002,447
Sumitomo Electric Industries Ltd.	351,700	6,120,258
Sumitomo Heavy Industries Ltd.	54,400	2,206,548
Sumitomo Metal Mining Co. Ltd.	115,300	4,461,606
Sumitomo Mitsui Financial Group, Inc.	626,586	25,315,088
Sumitomo Mitsui Trust Holdings, Inc.	156,100	5,775,471
Sumitomo Realty & Development Co. Ltd.	166,100	5,454,757
Sumitomo Rubber Industries Ltd.	85,900	1,557,031
Sundrug Co. Ltd.	34,500	1,584,833
Suntory Beverage & Food Ltd.	64,800	2,798,241
Suruga Bank Ltd.	75,000	1,606,691
Suzuken Co. Ltd.	33,710	1,329,889
Suzuki Motor Corp.	162,110	8,700,026
Sysmex Corp.	73,000	5,526,323
T&D Holdings, Inc.	244,300	4,006,003
Taiheiyo Cement Corp.	53,900	2,207,819
Taisei Corp.	96,200	5,043,138
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,167,775
Taiyo Nippon Sanso Corp.	60,600	829,753
Takashimaya Co. Ltd.	141,000	1,386,885
Takeda Pharmaceutical Co. Ltd.	331,900	18,236,879
TDK Corp.	61,523	5,012,803
Teijin Ltd.	82,900	1,782,558
Terumo Corp.	152,400	7,285,193
THK Co. Ltd.	58,128	2,120,178
Tobu Railway Co. Ltd.	91,200	2,896,975
Toho Co. Ltd.	52,900	1,783,780
Toho Gas Co. Ltd.	38,260	1,084,450
Tohoku Electric Power Co., Inc.	206,300	2,716,572
Tokio Marine Holdings, Inc.	316,020	13,927,400
Tokyo Electric Power Co. Holdings, Inc.*	668,300	2,672,131
Tokyo Electron Ltd.	73,200	13,502,439
Tokyo Gas Co. Ltd.	181,580	4,251,307

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Tokyo Tatemono Co. Ltd.	93,200	$1,288,544
Tokyu Corp.	250,800	3,991,140
Tokyu Fudosan Holdings Corp.	247,500	1,781,287
Toppan Printing Co. Ltd.	245,000	2,277,045
Toray Industries, Inc.	684,700	6,430,565
Toshiba Corp.*(b)	1,908,818	4,681,094
Tosoh Corp.	136,400	3,004,448
TOTO Ltd.	61,400	3,404,292
Toyo Seikan Group Holdings Ltd.	76,200	1,253,243
Toyo Suisan Kaisha Ltd.	41,400	1,758,337
Toyoda Gosei Co. Ltd.	30,300	755,716
Toyota Industries Corp.	75,000	4,644,809
Toyota Motor Corp.	1,217,181	76,181,287
Toyota Tsusho Corp.	99,100	3,715,865
Trend Micro, Inc.	55,600	3,137,056
Tsuruha Holdings, Inc.	17,100	2,358,097
Unicharm Corp.	188,200	4,921,343
United Urban Investment Corp. REIT	1,425	2,016,993
USS Co. Ltd.	104,600	2,198,045
West Japan Railway Co.	74,900	5,495,129
Yahoo Japan Corp.	655,300	2,986,973
Yakult Honsha Co. Ltd.	41,000	3,191,257
Yamada Denki Co. Ltd. (b)	288,300	1,562,602
Yamaguchi Financial Group, Inc.	92,400	1,100,968
Yamaha Corp.	78,481	2,879,973
Yamaha Motor Co. Ltd.	130,500	4,081,567
Yamato Holdings Co. Ltd.	163,000	3,295,628
Yamazaki Baking Co. Ltd.	61,600	1,185,531
Yaskawa Electric Corp.	118,100	5,194,322
Yokogawa Electric Corp.	110,200	2,026,869
Yokohama Rubber Co. Ltd.	55,300	1,236,259

		1,664,469,751

Jersey Island — 0.1%
Randgold Resources Ltd.	43,513	3,986,863

Luxembourg — 0.3%
ArcelorMittal*	309,273	9,337,162
Eurofins Scientific SE	5,161	3,124,882
Millicom International Cellular SA SDR	31,286	2,046,253
RTL Group SA	17,986	1,434,324
SES SA	170,696	2,818,995
Tenaris SA	218,070	3,169,200

		21,930,816

Macau — 0.1%
MGM China Holdings Ltd.	468,367	1,195,782
Sands China Ltd.	1,116,978	5,427,465
Wynn Macau Ltd.	739,157	2,115,217

		8,738,464

Mexico — 0.0%
Fresnillo PLC	106,652	1,862,079

Netherlands — 4.5%
ABN AMRO Group NV, 144A	196,076	5,816,981
Aegon NV	822,238	5,106,692
Akzo Nobel NV (b)	117,587	10,594,810
Altice NV, Class A*(b)	247,445	1,953,854

	Number of Shares	Value
Netherlands (Continued)
ASML Holding NV	181,068	$31,810,175
Boskalis Westminster	43,209	1,598,171
EXOR NV	50,008	3,029,670
Heineken Holding NV	53,340	5,140,616
Heineken NV	120,132	12,238,262
ING Groep NV	1,811,714	32,680,115
Koninklijke Ahold Delhaize NV	597,453	12,796,571
Koninklijke DSM NV	85,349	8,002,993
Koninklijke KPN NV	1,611,964	5,913,246
Koninklijke Philips NV	438,720	17,036,326
Koninklijke Vopak NV	33,293	1,406,758
NN Group NV	142,014	6,238,129
NXP Semiconductors NV*	161,337	18,294,002
QIAGEN NV*	102,113	3,225,062
Randstad Holding NV	56,390	3,472,694
Royal Dutch Shell PLC, Class A	2,103,251	67,057,250
Royal Dutch Shell PLC, Class B	1,746,479	56,414,604
Wolters Kluwer NV	142,400	7,377,119

		317,204,100

New Zealand — 0.2%
Auckland International Airport Ltd.	445,108	1,940,993
Fisher & Paykel Healthcare Corp. Ltd.	271,848	2,434,083
Fletcher Building Ltd.	334,729	1,587,781
Mercury NZ Ltd.	315,970	710,525
Meridian Energy Ltd.	597,858	1,185,043
Ryman Healthcare Ltd.	174,052	1,247,936
Spark New Zealand Ltd.	883,873	2,186,937

		11,293,298

Norway — 0.6%
DNB ASA	448,834	8,184,209
Gjensidige Forsikring ASA	94,365	1,710,479
Marine Harvest ASA*	198,425	3,491,748
Norsk Hydro ASA	638,241	4,338,331
Orkla ASA	385,856	3,868,091
Schibsted ASA, Class B	45,702	1,137,132
Statoil ASA	536,414	10,754,780
Telenor ASA	349,622	7,833,395
Yara International ASA	82,118	3,651,137

		44,969,302

Portugal — 0.2%
EDP — Energias de Portugal SA	1,118,229	3,919,711
Galp Energia SGPS SA	237,710	4,485,922
Jeronimo Martins SGPS SA	118,023	2,317,867

		10,723,500

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	1,152,400	2,255,922
CapitaLand Commercial Trust REIT	1,122,665	1,573,363
CapitaLand Ltd.	1,195,900	3,130,303
CapitaLand Mall Trust REIT	1,163,000	1,767,870
City Developments Ltd.	185,700	1,667,527
ComfortDelGro Corp. Ltd.	1,034,600	1,534,332
DBS Group Holdings Ltd.	836,617	15,155,386
Genting Singapore PLC	2,908,300	2,868,188

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Global Logistic Properties Ltd.	1,231,200	$3,058,372
Golden Agri-Resources Ltd.	3,472,600	952,738
Hutchison Port Holdings Trust, Class U	2,570,509	1,092,466
Jardine Cycle & Carriage Ltd.	46,000	1,360,285
Keppel Corp. Ltd.	670,300	3,792,369
Oversea-Chinese Banking Corp. Ltd.	1,458,700	13,466,421
SATS Ltd.	333,200	1,307,006
Sembcorp Industries Ltd.	485,200	1,097,331
Singapore Airlines Ltd.	260,100	2,071,388
Singapore Exchange Ltd.	375,800	2,089,945
Singapore Press Holdings Ltd.	773,100	1,582,201
Singapore Technologies Engineering Ltd.	748,700	1,809,849
Singapore Telecommunications Ltd.	3,807,078	10,529,735
StarHub Ltd.	289,800	612,435
Suntec Real Estate Investment Trust REIT	1,144,200	1,730,808
United Overseas Bank Ltd.	614,962	11,947,208
UOL Group Ltd.	232,834	1,536,573
Wilmar International Ltd.	751,900	1,739,528

		91,729,549

South Africa — 0.1%
Investec PLC	316,683	2,214,207
Mediclinic International PLC	175,924	1,345,428
Mondi PLC	174,221	4,160,966

		7,720,601

Spain — 3.2%
Abertis Infraestructuras SA	327,250	7,307,192
ACS Actividades de Construccion y Servicios SA	113,660	4,396,722
Aena SME SA, 144A	31,840	6,334,574
Amadeus IT Group SA	204,618	14,751,610
Banco Bilbao Vizcaya Argentaria SA	3,109,161	26,578,264
Banco de Sabadell SA	2,518,070	5,065,152
Banco Santander SA	7,532,213	50,590,695
Bankia SA	478,411	2,298,213
Bankinter SA	318,020	3,068,687
CaixaBank SA	1,673,447	7,953,335
Enagas SA	105,047	3,082,667
Endesa SA	150,524	3,356,583
Ferrovial SA	229,467	5,051,409
Gas Natural SDG SA	165,905	3,708,455
Grifols SA (b)	139,524	4,070,336
Iberdrola SA	2,651,208	21,054,156
Industria de Diseno Textil SA	508,641	18,004,884
Mapfre SA	509,125	1,712,516
Red Electrica Corp. SA	203,165	4,594,524
Repsol SA	567,095	10,408,261
Siemens Gamesa Renewable Energy SA	112,628	1,410,263
Telefonica SA	2,114,165	21,653,483

		226,451,981

Sweden — 2.7%
Alfa Laval AB	134,636	3,181,359
Assa Abloy AB, Class B	455,741	9,239,005

	Number of Shares	Value
Sweden (Continued)
Atlas Copco AB, Class A	313,120	$13,451,036
Atlas Copco AB, Class B	183,836	7,062,718
Boliden AB	126,187	3,990,192
Electrolux AB, Series B	113,867	3,781,533
Essity AB, Class B*	280,124	8,135,056
Getinge AB, Class B	109,308	1,966,537
Hennes & Mauritz AB, Class B	442,712	10,423,970
Hexagon AB, Class B	122,129	5,999,253
Husqvarna AB, Class B	196,499	1,792,234
ICA Gruppen AB (b)	37,863	1,369,608
Industrivarden AB, Class C	77,206	1,881,510
Investor AB, Class B	212,377	9,917,413
Kinnevik AB, Class B	110,592	3,545,941
L E Lundbergforetagen AB, Class B	17,495	1,283,239
Lundin Petroleum AB*	86,979	2,001,225
Nordea Bank AB	1,416,335	16,598,171
Sandvik AB	525,554	9,021,928
Securitas AB, Class B	143,615	2,521,984
Skandinaviska Enskilda Banken AB, Class A	699,598	8,307,306
Skanska AB, Class B	161,347	3,538,823
SKF AB, Class B	179,013	4,046,047
Svenska Handelsbanken AB, Class A	712,087	9,731,602
Swedbank AB, Class A	422,273	10,083,966
Swedish Match AB	84,771	3,206,147
Tele2 AB, Class B	171,742	2,197,310
Telefonaktiebolaget LM Ericsson, Class B	1,432,624	9,010,644
Telia Co. AB	1,225,283	5,376,289
Volvo AB, Class B	726,744	13,821,328

		186,483,374

Switzerland — 8.6%
ABB Ltd.	859,336	22,004,243
Adecco Group AG	76,878	5,814,204
Baloise Holding AG	23,364	3,598,115
Barry Callebaut AG*	1,077	2,001,277
Chocoladefabriken Lindt & Spruengli AG	48	3,363,293
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	487	2,878,684
Cie Financiere Richemont SA	243,403	20,956,782
Clariant AG*	110,702	3,015,821
Coca-Cola HBC AG*	83,310	2,669,102
Credit Suisse Group AG*	1,132,248	19,174,843
Dufry AG*	16,037	2,308,350
EMS-Chemie Holding AG	3,824	2,549,981
Ferguson PLC	118,099	8,512,877
Geberit AG	16,969	7,379,251
Givaudan SA	4,306	9,796,013
Glencore PLC*	5,723,029	26,284,309
Julius Baer Group Ltd.*	105,801	6,216,313
Kuehne + Nagel International AG	25,059	4,401,723
LafargeHolcim Ltd.*	212,246	11,607,456
Lonza Group AG*	34,724	9,075,009
Nestle SA	1,451,165	124,280,205
Novartis AG	1,037,175	88,772,691

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Pargesa Holding SA	16,207	$1,392,113
Partners Group Holding AG	8,158	5,605,904
Roche Holding AG	327,597	82,652,681
Schindler Holding AG	9,383	2,087,867
Schindler Holding AG Participation Certificates	18,879	4,264,207
SGS SA	2,492	6,160,655
Sika AG	1,003	7,748,717
Sonova Holding AG	24,585	3,916,106
STMicroelectronics NV	296,381	6,716,690
Straumann Holding AG	4,813	3,581,312
Swatch Group AG — Bearer	14,348	5,231,642
Swatch Group AG — Registered	26,523	1,876,494
Swiss Life Holding AG*	15,178	5,094,562
Swiss Prime Site AG*	33,054	2,849,280
Swiss Re AG	146,651	13,744,571
Swisscom AG	12,077	6,371,500
UBS Group AG*	1,706,380	29,470,288
Vifor Pharma AG	22,993	2,895,891
Zurich Insurance Group AG	70,566	21,318,643

		599,639,665

United Kingdom — 15.0%
3i Group PLC	459,059	5,593,662
Admiral Group PLC	94,482	2,457,148
Anglo American PLC	620,190	11,398,485
Ashtead Group PLC	232,783	5,978,320
Associated British Foods PLC	165,101	6,582,337
AstraZeneca PLC	590,226	38,130,852
Auto Trader Group PLC, 144A	449,950	2,046,417
Aviva PLC	1,879,848	12,991,119
Babcock International Group PLC	119,082	1,122,488
BAE Systems PLC	1,467,716	10,956,808
Barclays PLC	7,943,336	20,786,762
Barratt Developments PLC	467,819	3,834,012
Berkeley Group Holdings PLC	60,758	3,135,557
BP PLC	9,218,961	60,979,320
British American Tobacco PLC	1,069,437	67,816,968
British Land Co. PLC REIT	455,363	3,873,569
BT Group PLC	3,930,816	13,864,150
Bunzl PLC	159,223	4,554,273
Burberry Group PLC	200,859	4,661,348
Capita PLC	306,761	1,935,329
Centrica PLC	2,563,194	5,012,481
CNH Industrial NV	482,310	6,245,873
Cobham PLC*	1,103,960	1,896,095
Coca-Cola European Partners PLC	103,855	4,049,306
Compass Group PLC	737,399	14,948,827
ConvaTec Group PLC, 144A	636,965	1,671,168
Croda International PLC	60,867	3,517,367
Diageo PLC	1,174,547	40,799,318
Direct Line Insurance Group PLC	636,078	3,146,712
easyJet PLC	78,398	1,490,710
Experian PLC	435,279	9,053,718
Fiat Chrysler Automobiles NV*	504,996	8,667,447
G4S PLC	718,430	2,493,125
GKN PLC	797,965	3,346,482

	Number of Shares	Value
United Kingdom (Continued)
GlaxoSmithKline PLC	2,293,431	$39,685,230
Hammerson PLC REIT	365,440	2,567,465
Hargreaves Lansdown PLC	125,795	2,725,391
HSBC Holdings PLC	9,372,292	93,034,666
IMI PLC	131,288	2,230,065
Imperial Brands PLC	447,036	18,526,998
InterContinental Hotels Group PLC	85,207	5,011,499
International Consolidated Airlines Group SA	300,346	2,483,102
Intertek Group PLC	75,348	5,329,376
ITV PLC	1,708,879	3,695,411
J Sainsbury PLC	751,916	2,362,226
John Wood Group PLC	313,073	3,063,283
Johnson Matthey PLC	90,008	3,689,521
Kingfisher PLC	1,037,467	4,686,231
Land Securities Group PLC REIT	350,300	4,424,762
Legal & General Group PLC	2,777,728	10,037,582
Lloyds Banking Group PLC	33,656,492	30,041,092
London Stock Exchange Group PLC	144,638	7,392,005
Marks & Spencer Group PLC	754,258	3,194,807
Meggitt PLC	374,194	2,451,342
Merlin Entertainments PLC, 144A	343,041	1,632,557
Micro Focus International PLC	203,393	6,846,425
National Grid PLC	1,594,164	19,080,037
Next PLC	67,474	4,085,324
Old Mutual PLC	2,332,013	6,222,444
Pearson PLC	382,502	3,662,435
Persimmon PLC	145,377	4,993,814
Prudential PLC	1,205,759	30,313,971
Reckitt Benckiser Group PLC	311,626	27,334,653
RELX NV	447,326	10,241,282
RELX PLC	497,530	11,626,954
Rio Tinto Ltd.	197,796	10,615,049
Rio Tinto PLC	575,680	27,260,775
Rolls-Royce Holdings PLC*	780,677	9,048,053
Rolls-Royce Holdings PLC — Entitlement*	35,081,210	47,444
Royal Bank of Scotland Group PLC*	1,676,508	6,271,346
Royal Mail PLC	411,371	2,458,446
RSA Insurance Group PLC	475,175	3,910,363
Sage Group PLC	502,518	5,263,516
Schroders PLC	58,905	2,748,364
Segro PLC REIT	460,628	3,416,881
Severn Trent PLC	109,338	3,103,748
Sky PLC*	488,207	6,183,220
Smith & Nephew PLC	402,459	7,130,104
Smiths Group PLC	184,271	3,695,737
SSE PLC	467,363	8,652,881
St James’s Place PLC	246,232	4,042,650
Standard Chartered PLC*	1,534,847	15,327,090
Standard Life Aberdeen PLC	1,248,468	7,263,581
Taylor Wimpey PLC	1,550,738	4,100,040
Tesco PLC	3,818,407	10,020,717
Travis Perkins PLC	120,530	2,622,733
Unilever NV	759,580	43,744,380
Unilever PLC	588,806	33,157,813
United Utilities Group PLC	318,169	3,530,526

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Vodafone Group PLC	12,434,879	$37,720,181
Weir Group PLC	105,824	2,807,929
Whitbread PLC	86,969	4,196,549
Wm Morrison Supermarkets PLC	1,029,854	3,012,556
Worldpay Group PLC, 144A	948,712	5,414,393
WPP PLC	592,489	10,472,704

		1,048,949,272

United States — 0.4%
Carnival PLC	87,636	5,648,583
Shire PLC	423,444	20,968,046

		26,616,629

TOTAL COMMON STOCKS (Cost $6,489,479,239)		6,860,816,400

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	25,733	2,226,706
FUCHS PETROLUB SE	32,771	1,722,100
Henkel AG & Co. KGaA	83,075	11,272,317

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE	71,400	$5,974,362
Schaeffler AG	77,998	1,360,528
Volkswagen AG	86,536	18,344,198

		40,900,211

TOTAL PREFERRED STOCKS (Cost $43,045,710)		40,900,211

SECURITIES LENDING COLLATERAL — 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $95,199,813)	95,199,813	95,199,813

TOTAL INVESTMENTS — 99.9% (Cost $6,627,724,762)		$6,996,916,424
Other assets and liabilities, net — 0.1%		6,722,335

NET ASSETS — 100.0%		$7,003,638,759

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $75,112,089, which is 1.1% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net Change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	21,939,319	634,786	(5,976,975)	866,505	728,719	—	18,192,354

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	29	$3,701,436	$3,728,552	12/15/2017	$(7,527)
CAC40 10 EURO Futures	EUR	127	7,965,167	8,113,603	12/15/2017	79,237
DAX Index Futures	EUR	20	7,568,261	7,767,866	12/15/2017	120,072
FTSE/MIB Index Futures	EUR	13	1,722,630	1,731,224	12/15/2017	(18,213)
FTSE 100 Index Futures	GBP	137	13,411,239	13,579,014	12/15/2017	(76,731)
HANG SENG Index Futures	HKD	34	6,485,021	6,381,734	12/28/2017	(94,746)
IBEX 35 Index Futures	EUR	21	2,473,560	2,549,439	12/15/2017	52,710

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI SING IX ETS	SGD	84	$2,418,411	$2,417,974	12/28/2017	$3,234
OMXS30 Index Futures	SEK	122	2,366,289	2,346,448	12/15/2017	(24,388)
SPI 200 Futures	AUD	111	12,632,191	12,564,691	12/21/2017	533,879
SWISS MKT IX Futures	CHF	81	7,580,257	7,688,722	12/15/2017	169,918
TOPIX Index Futures	JPY	282	41,305,874	45,026,789	12/07/2017	4,488,726

Total net unrealized appreciation						$5,226,171

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	AUD	6,906,142	USD	5,293,406	$69,718	$—
JP Morgan & Chase Co.	12/5/2017	AUD	220,392,358	USD	168,921,266	2,220,248	—
RBC Capital Markets	12/5/2017	AUD	1,128,300	USD	864,813	11,386	—
The Bank of Nova Scotia	12/5/2017	AUD	355,865,000	USD	272,761,626	3,591,415	—
The Bank of Nova Scotia	12/5/2017	AUD	27,150,000	USD	20,809,525	273,728	—
Goldman Sachs & Co.	12/5/2017	CHF	10,525,200	USD	10,580,643	—	(123,708)
JP Morgan & Chase Co.	12/5/2017	CHF	103,654,814	USD	104,201,926	—	(1,217,203)
RBC Capital Markets	12/5/2017	CHF	109,717,200	USD	110,290,157	—	(1,294,546)
The Bank of New York Mellon	12/5/2017	CHF	86,530,786	USD	86,987,907	—	(1,015,725)
The Bank of Nova Scotia	12/5/2017	CHF	231,320,600	USD	232,527,417	—	(2,730,506)
The Bank of Nova Scotia	12/5/2017	CHF	14,571,000	USD	14,647,901	—	(171,112)
JP Morgan & Chase Co.	12/5/2017	DKK	265,895,396	USD	41,702,146	—	(836,783)
RBC Capital Markets	12/5/2017	DKK	171,659,200	USD	26,921,021	—	(541,652)
The Bank of New York Mellon	12/5/2017	DKK	75,736,904	USD	11,876,629	—	(240,041)
The Bank of Nova Scotia	12/5/2017	DKK	262,803,500	USD	41,215,027	—	(829,249)
The Bank of Nova Scotia	12/5/2017	DKK	51,694,000	USD	8,107,337	—	(162,861)
Goldman Sachs & Co.	12/5/2017	EUR	236,202,933	USD	275,611,267	—	(5,635,356)
Goldman Sachs & Co.	12/5/2017	EUR	75,174,000	USD	87,717,985	—	(1,791,630)
JP Morgan & Chase Co.	12/5/2017	EUR	465,464,785	USD	543,159,376	—	(11,069,131)
RBC Capital Markets	12/5/2017	EUR	859,511,422	USD	1,002,930,357	—	(20,489,131)
The Bank of New York Mellon	12/5/2017	EUR	68,354,800	USD	79,764,925	—	(1,625,075)
The Bank of Nova Scotia	12/5/2017	EUR	226,990,760	USD	264,867,573	—	(5,410,123)
Goldman Sachs & Co.	12/5/2017	GBP	38,966,078	USD	51,788,256	—	(921,211)
Goldman Sachs & Co.	12/5/2017	GBP	30,604,000	USD	40,674,889	—	(723,183)
JP Morgan & Chase Co.	12/5/2017	GBP	263,731,704	USD	350,531,267	—	(6,218,967)
RBC Capital Markets	12/5/2017	GBP	170,415,826	USD	226,497,970	—	(4,023,749)
The Bank of New York Mellon	12/5/2017	GBP	134,554,932	USD	178,839,651	—	(3,172,988)
The Bank of Nova Scotia	12/5/2017	GBP	276,994,360	USD	368,150,434	—	(6,540,213)
Goldman Sachs & Co.	12/5/2017	HKD	3,063,200	USD	392,793	560	—
JP Morgan & Chase Co.	12/5/2017	HKD	549,370,370	USD	70,444,528	99,382	—
RBC Capital Markets	12/5/2017	HKD	286,768,098	USD	36,771,623	51,871	—
The Bank of New York Mellon	12/5/2017	HKD	13,909,232	USD	1,783,544	2,510	—
The Bank of Nova Scotia	12/5/2017	HKD	824,428,900	USD	105,717,970	152,445	—
The Bank of Nova Scotia	12/5/2017	HKD	48,987,000	USD	6,281,415	8,784	—
Goldman Sachs & Co.	12/5/2017	ILS	12,422,024	USD	3,531,693	—	(23,014)
JP Morgan & Chase Co.	12/5/2017	ILS	5,670,276	USD	1,612,250	—	(10,366)
RBC Capital Markets	12/5/2017	ILS	2,893,300	USD	822,641	—	(5,311)
The Bank of Nova Scotia	12/5/2017	ILS	37,223,500	USD	10,583,276	—	(68,664)
The Bank of Nova Scotia	12/5/2017	ILS	4,894,000	USD	1,391,468	—	(9,008)
Goldman Sachs & Co.	12/5/2017	JPY	13,252,584,000	USD	116,779,934	—	(1,011,086)
Goldman Sachs & Co.	12/5/2017	JPY	18,555,619,710	USD	163,487,509	—	(1,437,715)
JP Morgan & Chase Co.	12/5/2017	JPY	43,062,801,826	USD	379,475,014	—	(3,273,843)
RBC Capital Markets	12/5/2017	JPY	48,008,217,999	USD	422,991,075	—	(3,713,408)
The Bank of New York Mellon	12/5/2017	JPY	24,338,148,098	USD	214,438,691	—	(1,882,542)
The Bank of Nova Scotia	12/5/2017	JPY	41,250,024,967	USD	363,449,152	—	(3,187,464)
Goldman Sachs & Co.	12/5/2017	NOK	41,029,362	USD	5,018,319	85,607	—

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	NOK	23,018,000	USD	2,815,260	$47,945	$—
JP Morgan & Chase Co.	12/5/2017	NOK	60,984,919	USD	7,459,079	127,231	—
RBC Capital Markets	12/5/2017	NOK	129,976,800	USD	15,896,775	270,450	—
The Bank of New York Mellon	12/5/2017	NOK	92,820,719	USD	11,352,606	193,332	—
The Bank of Nova Scotia	12/5/2017	NOK	44,295,200	USD	5,417,644	92,300	—
JP Morgan & Chase Co.	12/5/2017	NZD	2,549,060	USD	1,745,097	2,944	—
RBC Capital Markets	12/5/2017	NZD	969,000	USD	663,369	1,107	—
The Bank of Nova Scotia	12/5/2017	NZD	11,688,040	USD	8,001,749	13,568	—
JP Morgan & Chase Co.	12/5/2017	SEK	359,071,658	USD	42,965,169	50,098	—
RBC Capital Markets	12/5/2017	SEK	361,700,400	USD	43,276,469	47,219	—
The Bank of New York Mellon	12/5/2017	SEK	321,023,842	USD	38,410,273	42,552	—
The Bank of Nova Scotia	12/5/2017	SEK	548,730,100	USD	65,654,849	72,420	—
The Bank of Nova Scotia	12/5/2017	SEK	64,298,000	USD	7,693,882	9,195	—
Goldman Sachs & Co.	12/5/2017	SGD	7,746,000	USD	5,686,498	—	(57,350)
JP Morgan & Chase Co.	12/5/2017	SGD	59,733,100	USD	43,850,968	—	(442,582)
RBC Capital Markets	12/5/2017	SGD	33,765,400	USD	24,787,858	—	(250,010)
The Bank of Nova Scotia	12/5/2017	SGD	19,774,900	USD	14,517,524	—	(146,046)
Goldman Sachs & Co.	12/5/2017	USD	5,242,770	AUD	6,906,142	—	(19,082)
JP Morgan & Chase Co.	12/5/2017	USD	167,310,219	AUD	220,392,358	—	(609,202)
RBC Capital Markets	12/5/2017	USD	856,549	AUD	1,128,300	—	(3,122)
The Bank of Nova Scotia	12/5/2017	USD	290,765,837	AUD	383,015,000	—	(1,059,830)
Goldman Sachs & Co.	12/5/2017	USD	10,719,338	CHF	10,525,200	—	(14,988)
JP Morgan & Chase Co.	12/5/2017	USD	105,566,722	CHF	103,654,814	—	(147,593)
RBC Capital Markets	12/5/2017	USD	111,733,999	CHF	109,717,200	—	(149,295)
The Bank of New York Mellon	12/5/2017	USD	88,128,108	CHF	86,530,786	—	(124,476)
The Bank of Nova Scotia	12/5/2017	USD	250,411,528	CHF	245,891,600	—	(334,591)
JP Morgan & Chase Co.	12/5/2017	USD	42,602,165	DKK	265,895,396	—	(63,236)
RBC Capital Markets	12/5/2017	USD	27,501,995	DKK	171,659,200	—	(39,321)
The Bank of New York Mellon	12/5/2017	USD	12,134,019	DKK	75,736,904	—	(17,349)
The Bank of Nova Scotia	12/5/2017	USD	50,386,513	DKK	314,497,500	—	(72,040)
Goldman Sachs & Co.	12/5/2017	USD	371,270,286	EUR	311,376,933	—	(514,048)
JP Morgan & Chase Co.	12/5/2017	USD	555,024,166	EUR	465,464,785	—	(795,659)
RBC Capital Markets	12/5/2017	USD	1,024,838,444	EUR	859,511,422	—	(1,418,956)
The Bank of New York Mellon	12/5/2017	USD	81,507,972	EUR	68,354,800	—	(117,973)
The Bank of Nova Scotia	12/5/2017	USD	270,652,433	EUR	226,990,760	—	(374,736)
Goldman Sachs & Co.	12/5/2017	USD	94,173,536	GBP	69,570,078	—	(65,997)
JP Morgan & Chase Co.	12/5/2017	USD	357,008,491	GBP	263,731,704	—	(258,258)
RBC Capital Markets	12/5/2017	USD	230,683,383	GBP	170,415,826	—	(161,664)
The Bank of New York Mellon	12/5/2017	USD	182,146,339	GBP	134,554,932	—	(133,700)
The Bank of Nova Scotia	12/5/2017	USD	374,953,415	GBP	276,994,360	—	(262,769)
Goldman Sachs & Co.	12/5/2017	USD	392,205	HKD	3,063,200	28	—
JP Morgan & Chase Co.	12/5/2017	USD	70,340,115	HKD	549,370,370	5,030	—
RBC Capital Markets	12/5/2017	USD	36,717,126	HKD	286,768,098	2,626	—
The Bank of New York Mellon	12/5/2017	USD	1,780,906	HKD	13,909,232	127	—
The Bank of Nova Scotia	12/5/2017	USD	111,830,158	HKD	873,415,900	7,998	—
Goldman Sachs & Co.	12/5/2017	USD	3,555,524	ILS	12,422,024	—	(817)
JP Morgan & Chase Co.	12/5/2017	USD	1,622,986	ILS	5,670,276	—	(370)
RBC Capital Markets	12/5/2017	USD	828,148	ILS	2,893,300	—	(197)
The Bank of Nova Scotia	12/5/2017	USD	12,054,753	ILS	42,117,500	—	(2,338)
Goldman Sachs & Co.	12/5/2017	USD	284,242,918	JPY	31,808,203,710	—	(1,526,673)
JP Morgan & Chase Co.	12/5/2017	USD	384,830,083	JPY	43,062,801,826	—	(2,081,225)
RBC Capital Markets	12/5/2017	USD	429,008,695	JPY	48,008,217,999	—	(2,304,212)
The Bank of New York Mellon	12/5/2017	USD	217,501,033	JPY	24,338,148,098	—	(1,179,800)
The Bank of Nova Scotia	12/5/2017	USD	368,616,460	JPY	41,250,024,967	—	(1,979,844)
Goldman Sachs & Co.	12/5/2017	USD	7,726,268	NOK	64,047,362	—	(26,241)
JP Morgan & Chase Co.	12/5/2017	USD	7,356,836	NOK	60,984,919	—	(24,988)
RBC Capital Markets	12/5/2017	USD	15,679,218	NOK	129,976,800	—	(52,894)
The Bank of New York Mellon	12/5/2017	USD	11,197,047	NOK	92,820,719	—	(37,773)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	USD	5,343,370	NOK	44,295,200	$—	$(18,026)
JP Morgan & Chase Co.	12/5/2017	USD	1,749,269	NZD	2,549,060	—	(7,117)
RBC Capital Markets	12/5/2017	USD	664,970	NZD	969,000	—	(2,708)
The Bank of Nova Scotia	12/5/2017	USD	8,020,917	NZD	11,688,040	—	(32,736)
JP Morgan & Chase Co.	12/5/2017	USD	43,087,576	SEK	359,071,658	—	(172,505)
RBC Capital Markets	12/5/2017	USD	43,400,836	SEK	361,700,400	—	(171,586)
The Bank of New York Mellon	12/5/2017	USD	38,520,011	SEK	321,023,842	—	(152,289)
The Bank of Nova Scotia	12/5/2017	USD	73,557,929	SEK	613,028,100	—	(290,812)
Goldman Sachs & Co.	12/5/2017	USD	5,750,565	SGD	7,746,000	—	(6,717)
JP Morgan & Chase Co.	12/5/2017	USD	44,345,286	SGD	59,733,100	—	(51,736)
RBC Capital Markets	12/5/2017	USD	25,067,112	SGD	33,765,400	—	(29,245)
The Bank of Nova Scotia	12/5/2017	USD	14,680,698	SGD	19,774,900	—	(17,127)
Goldman Sachs & Co.	1/4/2018	AUD	6,906,142	USD	5,241,914	19,016	—
JP Morgan & Chase Co.	1/4/2018	AUD	220,392,358	USD	167,278,880	603,076	—
RBC Capital Markets	1/4/2018	AUD	1,128,300	USD	856,410	3,112	—
The Bank of Nova Scotia	1/4/2018	AUD	383,015,000	USD	290,710,300	1,048,111	—
The Bank of Nova Scotia	1/4/2018	AUD	10,020,000	USD	7,605,170	27,359	—
Goldman Sachs & Co.	1/4/2018	CHF	10,525,200	USD	10,749,653	14,848	—
JP Morgan & Chase Co.	1/4/2018	CHF	103,654,814	USD	105,866,168	147,117	—
RBC Capital Markets	1/4/2018	CHF	109,717,200	USD	112,048,938	146,773	—
The Bank of New York Mellon	1/4/2018	CHF	86,530,786	USD	88,374,273	120,268	—
The Bank of Nova Scotia	1/4/2018	CHF	3,618,000	USD	3,695,325	5,274	—
The Bank of Nova Scotia	1/4/2018	CHF	245,891,600	USD	251,114,788	326,373	—
JP Morgan & Chase Co.	1/4/2018	DKK	265,895,396	USD	42,699,873	62,669	—
RBC Capital Markets	1/4/2018	DKK	171,659,200	USD	27,564,262	38,144	—
The Bank of New York Mellon	1/4/2018	DKK	75,736,904	USD	12,160,945	16,282	—
The Bank of Nova Scotia	1/4/2018	DKK	314,497,500	USD	50,499,783	69,072	—
Goldman Sachs & Co.	1/4/2018	EUR	311,376,933	USD	372,076,752	504,313	—
JP Morgan & Chase Co.	1/4/2018	EUR	465,464,785	USD	556,239,122	790,509	—
RBC Capital Markets	1/4/2018	EUR	7,000,000	USD	8,354,052	809	—
RBC Capital Markets	1/4/2018	EUR	859,511,422	USD	1,027,078,331	1,405,835	—
The Bank of New York Mellon	1/4/2018	EUR	68,354,800	USD	81,683,302	114,127	—
The Bank of Nova Scotia	1/4/2018	EUR	226,990,760	USD	271,240,339	367,639	—
Goldman Sachs & Co.	1/4/2018	GBP	69,570,078	USD	94,296,675	66,356	—
JP Morgan & Chase Co.	1/4/2018	GBP	263,731,704	USD	357,477,644	261,966	—
RBC Capital Markets	1/4/2018	GBP	170,415,826	USD	230,984,337	161,861	—
The Bank of New York Mellon	1/4/2018	GBP	134,554,932	USD	182,382,483	132,376	—
The Bank of Nova Scotia	1/4/2018	GBP	276,994,360	USD	375,438,156	258,658	—
Goldman Sachs & Co.	1/4/2018	HKD	3,063,200	USD	392,341	—	(46)
JP Morgan & Chase Co.	1/4/2018	HKD	549,370,370	USD	70,365,342	—	(7,363)
RBC Capital Markets	1/4/2018	HKD	286,768,098	USD	36,729,118	—	(5,019)
The Bank of New York Mellon	1/4/2018	HKD	13,909,232	USD	1,781,410	—	(321)
The Bank of Nova Scotia	1/4/2018	HKD	105,565,000	USD	13,521,644	—	(918)
The Bank of Nova Scotia	1/4/2018	HKD	873,415,900	USD	111,865,966	—	(16,004)
Goldman Sachs & Co.	1/4/2018	ILS	12,422,024	USD	3,559,081	220	—
JP Morgan & Chase Co.	1/4/2018	ILS	5,670,276	USD	1,624,814	302	—
RBC Capital Markets	1/4/2018	ILS	2,893,300	USD	829,016	97	—
The Bank of Nova Scotia	1/4/2018	ILS	42,117,500	USD	12,067,464	966	—
Goldman Sachs & Co.	1/4/2018	NOK	64,047,362	USD	7,735,200	26,501	—
JP Morgan & Chase Co.	1/4/2018	NOK	60,984,919	USD	7,365,408	25,302	—
RBC Capital Markets	1/4/2018	NOK	129,976,800	USD	15,696,828	52,904	—
The Bank of New York Mellon	1/4/2018	NOK	92,820,719	USD	11,209,223	37,381	—
The Bank of Nova Scotia	1/4/2018	NOK	44,295,200	USD	5,349,436	18,094	—
JP Morgan & Chase Co.	1/4/2018	NZD	2,549,060	USD	1,748,520	7,129	—
RBC Capital Markets	1/4/2018	NZD	969,000	USD	664,670	2,697	—
The Bank of Nova Scotia	1/4/2018	NZD	11,688,040	USD	8,017,353	32,664	—
The Bank of Nova Scotia	1/4/2018	NZD	1,650,000	USD	1,131,785	4,586	—
JP Morgan & Chase Co.	1/4/2018	SEK	359,071,658	USD	43,206,096	176,528	—

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/4/2018	SEK	361,700,400	USD	43,519,374	$174,790	$—
The Bank of New York Mellon	1/4/2018	SEK	321,023,842	USD	38,623,475	153,390	—
The Bank of Nova Scotia	1/4/2018	SEK	613,028,100	USD	73,757,058	294,467	—
Goldman Sachs & Co.	1/4/2018	SGD	7,746,000	USD	5,751,475	6,647	—
Goldman Sachs & Co.	1/4/2018	SGD	3,497,000	USD	2,596,515	2,962	—
JP Morgan & Chase Co.	1/4/2018	SGD	59,733,100	USD	44,352,859	51,753	—
RBC Capital Markets	1/4/2018	SGD	33,765,400	USD	25,071,021	28,882	—
The Bank of Nova Scotia	1/4/2018	SGD	19,774,900	USD	14,682,224	16,152	—
The Bank of Nova Scotia	1/4/2018	USD	7,086,318	DKK	44,123,000	—	(11,049)
Goldman Sachs & Co.	1/4/2018	USD	20,545,867	EUR	17,192,000	—	(30,303)
Goldman Sachs & Co.	1/4/2018	USD	26,087,175	GBP	19,245,000	—	(20,473)
The Bank of Nova Scotia	1/4/2018	USD	589,433	ILS	2,057,000	—	(111)
Goldman Sachs & Co.	1/4/2018	USD	1,261,780	NOK	10,447,000	—	(4,386)
The Bank of Nova Scotia	1/4/2018	USD	7,798,961	SEK	64,808,000	—	(32,655)
Goldman Sachs & Co.	1/5/2018	JPY	31,808,203,710	USD	284,744,188	1,486,599	—
Goldman Sachs & Co.	1/5/2018	JPY	895,908,000	USD	8,021,438	43,221	—
JP Morgan & Chase Co.	1/5/2018	JPY	43,062,801,826	USD	385,560,989	2,079,246	—
RBC Capital Markets	1/5/2018	JPY	48,008,217,999	USD	429,819,131	2,297,596	—
The Bank of New York Mellon	1/5/2018	JPY	24,338,148,098	USD	217,909,008	1,173,564	—
The Bank of Nova Scotia	1/5/2018	JPY	41,250,024,967	USD	369,317,769	1,979,120	—

Total unrealized appreciation (depreciation)						$24,439,527	$(109,359,061)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$6,860,816,400	$—	$—	$6,860,816,400
Preferred Stock	40,900,211	—	—	40,900,211
Short-Term Investments	95,199,813	—	—	95,199,813
Derivatives (g)
Forward Foreign Currency Contracts	—	24,439,527	—	24,439,527
Futures Contracts	5,447,776	—	—	5,447,776

TOTAL	$7,002,364,200	$24,439,527	$—	$7,026,803,727

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(109,359,061)	$—	$(109,359,061)
Futures Contracts	(221,605)	—	—	(221,605)

TOTAL	$(221,605)	$(109,359,061)	$—	$(109,580,666)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	18

This Page is Intentionally Left Blank

19

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2017 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$6,883,524,257
Investment in affiliated securities at value	18,192,354
Investment in Deutsche Government & Agency Securities Portfolio*	95,199,813
Cash	52,160,451
Foreign currency at value	9,829,503
Receivable for return of collateral pledged for forward foreign currency contracts	74,510,000
Unrealized appreciation on forward foreign currency contracts	24,439,527
Deposit with broker for futures contracts	5,029,367
Receivables:
Investment securities sold	84,485,850
Variation margin on futures contracts	3,411,930
Dividends	17,294,477
Securities lending income	128,057
Foreign tax reclaim	18,439,260

Total Assets	$7,286,644,846

Liabilities
Payable upon return of securities loaned	$95,199,813
Unrealized depreciation on forward foreign currency contracts	109,359,061
Payables:
Investment securities purchased	76,426,030
Investment advisory fees	2,021,183

Total Liabilities	283,006,087

Net Assets, at value	$7,003,638,759

Net Assets Consist of
Paid-in capital	$6,913,751,256
Undistributed net investment income	72,428,977
Accumulated net realized gain (loss)	(272,807,112)
Net unrealized appreciation (depreciation)	290,265,638

Net Assets, at value	$7,003,638,759

Number of Common Shares outstanding	220,350,800

Net Asset Value	$31.78

Investments in non-affiliated securities at cost	$6,505,132,384

Investments in affiliated securities at cost	$27,392,565

Value of securities loaned	$75,112,089

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$95,199,813

Foreign currency at cost	$9,596,470

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	20

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$82,291,860
Securities lending income, net of borrower rebates	1,125,237

Total Investment Income	83,417,097

Expenses
Investment advisory fees	13,010,744
Other expenses	82,824

Total Expenses	13,093,568

Net Investment income (loss)	70,323,529

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(16,331,949)
Investments in affiliates	866,505
In-kind redemptions	152,276,247
In-kind redemptions in affiliates	1,641,786
Futures contracts	6,948,485
Foreign currency transactions	2,220,406
Forward foreign currency contracts	(169,377,980)

Net realized gain (loss)	(21,756,500)
Net change in unrealized appreciation (depreciation) on:
Investments	298,166,062
Investments in affiliates	728,719
Futures contracts	555,126
Foreign currency translations	(366,366)
Forward foreign currency contracts	24,096,537

Net change in unrealized appreciation (depreciation)	323,180,078

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	301,423,578

Net Increase (Decrease) in Net Assets Resulting from Operations	$371,747,107

* Unaffiliated foreign tax withheld	$4,935,478

See Notes to Financial Statements.	21

DBX ETF Trust

Statement of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$70,323,529	$240,150,650
Net realized gain (loss)	(21,756,500)	229,906,618
Net change in net unrealized appreciation (depreciation)	323,180,078	940,811,641

Net increase (decrease) in net assets resulting from operations	371,747,107	1,410,868,909

Distributions to Shareholders from
Net investment income	(161,171,022)	(310,197,210)

Total distributions	(161,171,022)	(310,197,210)

Fund Shares Transactions
Proceeds from shares sold	105,434,163	242,334,299
Value of shares redeemed	(1,950,360,965)	(4,689,064,361)

Net increase (decrease) in net assets resulting from fund share transactions	(1,844,926,802)	(4,446,730,062)

Total net increase (decrease) in Net Assets	(1,634,350,717)	(3,346,058,363)

Net Assets
Beginning of period	8,637,989,476	11,984,047,839

End of period	$7,003,638,759	$8,637,989,476

Undistributed net investment income	$72,428,977	$163,276,470

Changes in Shares Outstanding
Shares outstanding, beginning of period	281,550,800	452,550,800
Shares sold	3,400,000	8,400,000
Shares redeemed	(64,600,000)	(179,400,000)

Shares outstanding, end of period	220,350,800	281,550,800

See Notes to Financial Statements.	22

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of period	$30.68		$26.48	$30.75	$27.81		$25.09	$22.12

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29		0.74	0.76	1.41		1.18	0.79
Net realized and unrealized gain (loss)	1.38		4.18	(4.03)	2.90		1.95	6.26

Total from investment operations	1.67		4.92	(3.27)	4.31		3.13	7.05

Less distributions from:
Net investment income	(0.57)		(0.72)	(0.88)	(1.37)		(0.41)	(1.68)
Net realized gains	—		—	(0.12)	(0.00	)(b)	—	(2.40)

Total distributions	(0.57)		(0.72)	(1.00)	(1.37)		(0.41)	(4.08)

Net Asset Value, end of period	$31.78		$30.68	$26.48	$30.75		$27.81	$25.09

Total Return (%)	5.52	**	19.17	(10.90)	16.22		12.74 (c)	35.60 (c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7,004		8,638	11,984	12,268		563	75
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.35		0.36	0.64
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35	0.35		0.35	0.48
Ratio of net investment income (loss) (%)	1.89	*	2.72	2.82	4.81		4.48	3.35
Portfolio turnover rate (%)(d)	4	**	14	15	12		10	14

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	23

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”) (formerly, Deutsche X-trackers MSCI EAFE Hedged Equity ETF), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

24

DBX ETF Trust

Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in

25

DBX ETF Trust

Notes to Financial Statements (Continued)

their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statement of Operations. For the period ended November 30, 2017, the Fund did not incur any interest or penalties.

At May 31, 2017, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$128,788,884	$48,901,803	$177,690,687

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the year ended May 31, 2017, the Fund incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
$79,063,846

As of May 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$8,713,880,667	$(26,445,759)	$707,546,922	$(733,992,681)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

26

DBX ETF Trust

Notes to Financial Statements (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017 the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2017, the Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2017, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non-U.S currencies during the period ended November 30, 2017.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for

27

DBX ETF Trust

Notes to Financial Statements (Continued)

speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2017, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2017 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$5,447,776	Unrealized depreciation on futures contracts*	$221,605
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	24,439,527	Unrealized depreciation on forward foreign currency contracts	109,359,061

	Total	$29,887,303	Total	$109,580,666

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$6,948,485	$(169,377,980)	$(162,429,495)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$555,126	$24,096,537	$24,651,663

28

DBX ETF Trust

Notes to Financial Statements (Continued)

For the period ended November 30, 2017 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$189,488,359	$(7,270,436,393)

As of November 30, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$2,374,541	$(2,374,541)	$—	$—	$13,954,024	$(2,374,541)	$(11,030,000)	$549,483
JP Morgan & Chase Co.	6,710,530	(6,710,530)	—	—	27,288,127	(6,710,530)	(17,530,000)	3,047,597
RBC Capital Markets	4,698,159	(4,698,159)	—	—	34,656,026	(4,698,159)	(25,850,000)	4,107,867
The Bank of New York Mellon	1,985,909	(1,985,909)	—	—	9,700,052	(1,985,909)	(7,120,000)	594,143
The Bank of Nova Scotia	8,670,388	(8,670,388)	—	—	23,760,832	(8,670,388)	(12,980,000)	2,110,444

	$24,439,527	$(24,439,527)	$—	$—	$109,359,061	$(24,439,527)	$(74,510,000)	$10,409,534

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of

29

DBX ETF Trust

Notes to Financial Statements (Continued)

Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$267,852,164	$350,110,943

For the period ended November 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$97,189,449	$1,889,723,999

5. Fund Share Transactions

As of November 30, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

30

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

31

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

32

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Xtrackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049078-2 (1/18) DBX 003105 (1/19)

November 30, 2017

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our eight ETFs tracking the fixed income and equity dividend markets for the period ended November 30, 2017.

The global economy has now embarked on its strongest and most synchronized recovery over a decade, courtesy of the coordinated efforts of governments and central banks across the world. In the U.S., the economy is now close to full employment, with consumer confidence and new home sales trending at a 17-year high despite two major hurricanes. The Eurozone economy is growing faster than expected, driven by strong consumer confidence and labor market conditions. In Japan, the economy reported growth for the seventh consecutive quarter. With stronger exports, surveys in Japan now indicate capacity shortage across all industries. Emerging markets have also benefitted from the pick-up in global demand and the structural economic reforms carried out in their respective countries.

Over the last eight years, the global equity market has been rising with the MSCI ACWI Index1 scaling record highs over the reporting period. The U.S. equity markets witnessed a tremendous bull run coupled with low volatility as sentiments were driven by a pick-up in corporate earnings. The European markets continued their rally upward helped by improving exports, domestic demand, and resultant increase in capital expenditure. The Eurozone however witnessed political uncertainties, driven by events like the failing coalition talks in Germany, the referendum2 in Catalonia, and the upcoming elections in Italy. Meanwhile, emerging markets continued to outperform developed markets backed by improvement in underlying fundamentals.

Despite the strengthening macroeconomic picture, the U.S. economy finds itself in a Goldilocks scenario of moderate expansion coupled with stubbornly low inflation. The U.S. Federal Reserve Board (FRB) has been consistent in taking its time to hike interest rates, as there was only one hike in June in the reporting period. However, this has led to the U.S. yield curve to flatten slightly with the rising short-term rates. The corporate bonds segment continued to perform positively as the quest for yield has led to high demand for investment grade and high yield bonds that were also supported by low default rates. Municipal bond markets witnessed a significant increase in issuances in the month of November due to tax reform concerns. Despite the huge influx of bonds, demand remained firm and investors’ quest for yield led to outperformance in the high yield sector of municipal bonds.

The European Central Bank (ECB) announced a cut in its monthly bond purchases to EUR 30 billion from January 2018 and extended the program until September 2018. Italian government bonds performed well on the back of a surprise rating upgrade by S&P. Emerging Market bonds continued to perform positively with improved fundamentals and steady inflation, as sovereigns, post the harsh lessons of the Taper tantrum3, took steps to stabilize their current balances and foreign exchange reserves.

The global economy is likely to maintain its momentum underpinned by improving consumer spending and resilient global demand. While low inflation rates continue to remain a challenge, the FRB is looking to decrease the degree of monetary accommodation through measured rate increases and balance sheet reduction. Concurrently, the ECB would look to gradually recalibrate its monetary policy based on inflation while ensuring that economic activity continues to expand.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 MSCI ACWI Index captures large and mid-cap representation across 23 Developed Market (DM) and 23 Emerging Market (EM) countries. With 2,476 constituents, the index covers approximately 85% of the global investable equity opportunity set.

2 Referendum is a general vote by the electorate on a single political question which has been referred to them for a direct decision.

3 Taper tantrum is the term used to refer to the 2013 surge in U.S. Treasury yields, which resulted from the FRB‘s use of tapering to gradually reduce the amount of money it was feeding into the economy.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the emerging markets bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/17

Description	% of Market Value
AA	8.4%
A	18.1%
BBB	42.7%
BB	19.0%
B	10.9%
CCC	0.9%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/17

Turkey	6.5%
South Africa	5.8%
Indonesia	5.6%
Colombia	5.6%
Philippines	5.4%
Qatar	5.4%
Ukraine	5.1%
Russia	5.0%
Egypt	4.9%
Mexico	4.8%
Poland	4.8%
Ecuador	4.7%
Brazil	4.6%
Peru	4.6%
Hungary	4.5%
Panama	3.9%
Uruguay	3.7%
Kazakhstan	2.6%
Lithuania	2.6%
Sri Lanka	2.5%
Chile	2.4%
Romania	2.3%
Other	2.7%

Total	100.0%

Modified duration as of 11/30/17: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/17

Description	% of Market Value
BBB	6.2%
BB	51.4%
B	36.1%
CCC	5.0%
NR	1.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/17

United States	86.3%
United Kingdom	4.6%
Canada	3.8%
Luxembourg	2.6%
France	2.2%
Ireland	0.5%

Total	100.0%

Sector Diversification* as of 11/30/17

Communications	23.0%
Consumer, Non-cyclical	16.7%
Consumer, Cyclical	12.6%
Energy	11.7%
Industrial	11.6%
Financial	9.6%
Technology	5.8%
Basic Materials	5.1%
Utilities	2.9%
Diversified	1.0%

Total	100.0%

Modified duration as of 11/30/17: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/17

Description	% of Market Value
AAA	2.7%
AA	14.8%
A	41.9%
BBB	40.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/17

United States	84.6%
United Kingdom	4.7%
Netherlands	2.6%
Guernsey	2.2%
Luxembourg	1.4%
France	1.2%
Japan	1.0%
Canada	0.9%
Australia	0.9%
Ireland	0.5%

Total	100.0%

Sector Diversification* as of 11/30/17

Financial	31.8%
Consumer, Non-cyclical	19.2%
Communications	12.4%
Technology	9.9%
Energy	9.7%
Consumer, Cyclical	7.4%
Industrial	5.7%
Basic Materials	2.1%
Utilities	1.8%

Total	100.0%

Modified duration as of 11/30/17: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/17

Description	% of Market Value
AAA	12.7%
AA	46.0%
A	36.1%
BBB	5.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/17

Transportation	36.2%
Water	25.1%
Airport	14.9%
Power	11.2%
General	8.7%
Utilities	3.2%
Development	0.7%

Total	100.0%

Modified duration as of 11/30/17: 6.3 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (28.6% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	4.2%
Royal Bank of Canada (Canada)	3.5%
Allianz SE (Germany)	3.3%
Sanofi (France)	3.2%
BASF SE (Germany)	3.1%
AstraZeneca PLC (United Kingdom)	2.5%
Daimler AG (Germany)	2.4%
Bank of Nova Scotia (Canada)	2.3%
China Construction Bank Corp. (China)	2.3%
Rio Tinto PLC (United Kingdom)	1.8%

Country Diversification* as of 11/30/17

United Kingdom	14.9%
Canada	13.3%
Germany	11.2%
France	10.0%
Taiwan	6.3%
China	5.2%
Japan	4.6%
Australia	4.4%
Hong Kong	3.5%
South Africa	3.2%
Switzerland	2.9%
Singapore	2.9%
Russia	2.8%
Finland	2.7%
Spain	2.5%
Other	9.6%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	36.3%
Consumer Discretionary	11.1%
Materials	9.3%
Energy	9.1%
Utilities	6.5%
Health Care	6.3%
Information Technology	5.5%
Consumer Staples	5.5%
Telecommunication Services	5.0%
Industrials	3.5%
Real Estate	1.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (40.4% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	5.1%
BASF SE (Germany)	5.0%
Sanofi (France)	5.0%
Allianz SE (Germany)	5.0%
AstraZeneca PLC (United Kingdom)	4.5%
Daimler AG (Germany)	4.4%
Rio Tinto PLC (United Kingdom)	3.2%
AXA SA (France)	3.2%
Zurich Insurance Group AG (Switzerland)	2.5%
Iberdrola SA (Spain)	2.5%

Country Diversification* as of 11/30/17

United Kingdom	24.8%
Germany	20.5%
France	14.8%
Australia	6.7%
Japan	5.5%
Switzerland	5.3%
Hong Kong	5.2%
Finland	4.9%
Spain	4.5%
Singapore	2.1%
Italy	2.1%
Other	3.6%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	25.0%
Consumer Discretionary	18.6%
Materials	11.2%
Utilities	10.5%
Health Care	9.8%
Energy	6.1%
Industrials	5.4%
Consumer Staples	4.3%
Information Technology	3.9%
Telecommunication Services	3.5%
Real Estate	1.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

The Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (31.2% of Net Assets)

Description	% of Net Assets
China Construction Bank Corp. (China)	5.0%
Industrial & Commercial Bank of China Ltd. (China)	5.0%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.1%
Ambev SA (Brazil)	2.9%
LUKOIL PJSC (Russia)	2.3%
Gazprom PJSC (Russia)	2.3%
Standard Bank Group Ltd. (South Africa)	1.6%
Cathay Financial Holding Co. Ltd. (Taiwan)	1.6%
Infosys Ltd. (India)	1.6%

Country Diversification* as of 11/30/17

Taiwan	28.8%
China	15.1%
South Africa	10.5%
Russia	10.0%
Brazil	6.5%
Hong Kong	4.5%
South Korea	4.1%
Thailand	3.8%
Malaysia	3.6%
Indonesia	2.9%
United Arab Emirates	2.0%
Other	8.2%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	30.7%
Information Technology	18.1%
Consumer Staples	9.9%
Energy	9.2%
Consumer Discretionary	8.2%
Telecommunication Services	7.0%
Materials	6.2%
Real Estate	4.4%
Industrials	3.3%
Utilities	2.3%
Health Care	0.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

The Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”), or the “Eurozone”, in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (49.6% of Net Assets)

Description	% of Net Assets
Iberdrola SA (Spain)	5.1%
TOTAL SA (France)	5.1%
AXA SA (France)	5.0%
Sanofi (France)	5.0%
Allianz SE (Germany)	5.0%
Daimler AG (Germany)	5.0%
Nokia OYJ (Finland)	4.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4.9%
Sampo OYJ (Finland)	4.9%
UPM-Kymmene OYJ (Finland)	4.7%

Country Diversification* as of 11/30/17

Germany	26.1%
France	22.7%
Finland	22.6%
Spain	15.3%
Italy	10.9%
Portugal	2.4%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	27.0%
Utilities	21.8%
Consumer Discretionary	14.7%
Energy	10.3%
Industrials	8.8%
Health Care	6.1%
Information Technology	4.9%
Materials	4.7%
Telecommunication Services	1.7%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,039.60	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,020.90	0.35%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,025.20	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,015.80	0.30%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,032.00	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

10

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,011.30	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,064.60	0.65%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,012.20	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

11

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

November 30, 2017 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 97.6%
Brazil — 4.5%
Brazilian Government International Bond 4.875%, 1/22/21	$110,000	$116,903
8.25%, 1/20/34	65,000	85,475
7.125%, 1/20/37	60,000	72,270
5.625%, 1/07/41	125,000	127,687

		402,335

Chile — 2.3%
Chile Government International Bond 3.86%, 6/21/47	200,000	204,375

Colombia — 5.4%
Colombia Government International Bond 2.625%, 3/15/23	200,000	195,775
8.125%, 5/21/24	25,000	31,906
7.375%, 9/18/37	100,000	134,100
6.125%, 1/18/41	100,000	119,500

		481,281

Croatia — 1.2%
Croatia Government International Bond 6.625%, 7/14/20, 144A	100,000	109,243

Ecuador — 4.6%
Ecuador Government International Bond 10.75%, 3/28/22, 144A	350,000	405,125

Egypt — 4.8%
Egypt Government International Bond 5.875%, 6/11/25, 144A	200,000	204,283
7.50%, 1/31/27, 144A	200,000	221,996

		426,279

El Salvador — 0.4%
El Salvador Government International Bond 7.65%, 6/15/35, 144A (a)	30,000	31,650

Hungary — 4.4%
Hungary Government International Bond 6.375%, 3/29/21	100,000	111,778
5.75%, 11/22/23	70,000	80,436
5.375%, 3/25/24	106,000	120,400
7.625%, 3/29/41	50,000	77,585

		390,199

Indonesia — 5.5%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	149,037
6.625%, 2/17/37, 144A	100,000	127,559
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/26, 144A	200,000	211,706

		488,302

Kazakhstan — 2.5%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	200,000	223,724

Lebanon — 0.6%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	49,313

	Principal Amount	Value
Lithuania — 2.5%
Lithuania Government International Bond 7.375%, 2/11/20, 144A	$100,000	$111,250
6.125%, 3/09/21, 144A	100,000	111,759

		223,009

Mexico — 4.7%
Mexico Government International Bond 3.625%, 3/15/22	50,000	52,325
4.00%, 10/02/23	30,000	31,620
Series A, MTN, 6.75%, 9/27/34	10,000	13,150
6.05%, 1/11/40	26,000	31,011
MTN, 4.75%, 3/08/44	120,000	122,220
5.55%, 1/21/45	35,000	39,909
GMTN, 5.75%, 10/12/10	120,000	129,060

		419,295

Panama — 3.9%
Panama Government International Bond 5.20%, 1/30/20	100,000	106,625
6.70%, 1/26/36	175,000	234,500

		341,125

Peru — 4.5%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	130,750
8.75%, 11/21/33	75,000	118,687
6.55%, 3/14/37	40,000	54,089
5.625%, 11/18/50	75,000	96,188

		399,714

Philippines — 5.3%
Philippine Government International Bond 10.625%, 3/16/25	75,000	113,904
9.50%, 2/02/30	225,000	356,191

		470,095

Poland — 4.6%
Poland Government International Bond 5.125%, 4/21/21	80,000	87,219
5.00%, 3/23/22	50,000	55,020
3.00%, 3/17/23	140,000	142,810
4.00%, 1/22/24	70,000	74,940
3.25%, 4/06/26	50,000	51,226

		411,215

Qatar — 5.3%
Qatar Government International Bond 2.375%, 6/02/21, 144A	200,000	196,640
9.75%, 6/15/30, 144A	90,000	140,561
6.40%, 1/20/40, 144A	100,000	128,211

		465,412

Romania — 2.2%
Romanian Government International Bond 4.375%, 8/22/23, 144A	10,000	10,733
4.875%, 1/22/24, 144A	86,000	94,836
6.125%, 1/22/44, 144A	70,000	89,845

		195,414

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Russia — 4.9%
Russian Foreign Bond — Eurobond 12.75%, 6/24/28, 144A	$250,000	$435,001

South Africa — 5.7%
South Africa Government International Bond 5.875%, 5/30/22	100,000	109,040
4.665%, 1/17/24	200,000	203,457
4.30%, 10/12/28	200,000	188,385

		500,882

Sri Lanka — 2.5%
Sri Lanka Government International Bond 6.85%, 11/03/25, 144A	200,000	220,718

Turkey — 6.3%
Turkey Government International Bond 7.00%, 6/05/20	70,000	75,434
7.375%, 2/05/25	55,000	62,740
4.875%, 10/09/26	200,000	195,120
11.875%, 1/15/30	40,000	61,965
8.00%, 2/14/34	80,000	96,800
7.25%, 3/05/38	60,000	68,337

		560,396

Ukraine — 5.0%
Ukraine Government International Bond 7.75%, 9/01/24, 144A	120,000	126,669
7.75%, 9/01/25, 144A	100,000	104,810
7.75%, 9/01/26, 144A	100,000	103,761
7.75%, 9/01/27, 144A	100,000	103,750

		438,990

	Principal Amount	Value
Uruguay — 3.6%
Uruguay Government International Bond 4.50%, 8/14/24 (a)	$15,000	$16,470
4.375%, 10/27/27	75,000	81,234
7.625%, 3/21/36	30,000	42,733
5.10%, 6/18/50	165,000	181,913

		322,350

Venezuela — 0.4%
Venezuela Government International Bond* 9.25%, 9/15/27	150,000	36,375

TOTAL SOVEREIGN BONDS (Cost $8,493,030)		8,651,817

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $30,150)	30,150	30,150

TOTAL INVESTMENTS — 97.9% (Cost $8,523,180)		$8,681,967
Other assets and liabilities, net — 2.1%		185,672

NET ASSETS — 100.0%		$8,867,639

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $28,872, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	4	$858,061	$857,625	3/29/2018	$438
5-Year U.S. Treasury Note	USD	15	1,748,984	1,745,156	3/29/2018	3,828
10-Year Ultra U.S. Treasury Note	USD	11	1,469,961	1,464,891	3/20/2018	5,070
10-Year U.S. Treasury Note	USD	17	2,115,797	2,108,797	3/20/2018	7,000
U.S. Treasury Long Bond	USD	13	1,978,063	1,972,344	3/20/2018	5,719
U.S. Treasury Ultra Bond	USD	2	330,625	329,750	3/20/2018	875

Total unrealized appreciation						$22,930

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$8,651,817	$—	$8,651,817
Short-Term Investments	30,150	—	—	30,150
Derivatives (e)
Futures Contracts	22,930	—	—	22,930

TOTAL	$53,080	$8,651,817	$—	$8,704,897

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

November 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 88.0%
Basic Materials — 4.5%
Chemicals — 2.2%
CF Industries, Inc. 3.45%, 6/01/23	$50,000	$49,445
Chemours Co. 6.625%, 5/15/23	50,000	53,125
Hexion, Inc. 6.625%, 4/15/20	20,000	17,750
Huntsman International LLC 4.875%, 11/15/20	56,000	58,800
NOVA Chemicals Corp., 144A 4.875%, 6/01/24	50,000	50,750

		229,870

Iron/Steel — 0.5%
ArcelorMittal 6.00%, 3/01/21	50,000	54,194

Mining — 1.8%
Freeport-McMoRan, Inc. 3.10%, 3/15/20	115,000	115,575
Teck Resources Ltd. 3.75%, 2/01/23 (a)	70,000	70,962

		186,537

Communications — 20.2%
Advertising — 0.5%
Lamar Media Corp. 5.875%, 2/01/22	50,000	51,313

Internet — 1.4%
Netflix, Inc. 5.875%, 2/15/25	80,000	85,800
Symantec Corp. 3.95%, 6/15/22	25,000	25,722
VeriSign, Inc. 5.25%, 4/01/25	30,000	32,813

		144,335

Media — 10.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	80,000	82,100
5.75%, 2/15/26, 144A	40,000	41,600
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A 5.125%, 12/15/21	100,000	100,875
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	60,000	60,675
CSC Holdings LLC 6.75%, 11/15/21	111,000	119,602
DISH DBS Corp. 5.00%, 3/15/23	155,000	151,900
iHeartCommunications, Inc. 9.00%, 3/01/21	50,000	36,125
SFR Group SA, 144A 7.375%, 5/01/26	200,000	202,226
Sirius XM Radio, Inc. 6.00%, 7/15/24, 144A	35,000	37,275
5.375%, 7/15/26, 144A	30,000	31,463

	Principal Amount	Value
Media (Continued)
Univision Communications, Inc., 144A 5.125%, 2/15/25	$45,000	$43,931
Virgin Media Secured Finance PLC, 144A 5.50%, 1/15/25	200,000	209,250

		1,117,022

Telecommunications — 7.7%
CenturyLink, Inc. 6.75%, 12/01/23 (a)	65,000	62,868
CommScope Technologies LLC, 144A 6.00%, 6/15/25	26,000	27,950
Frontier Communications Corp. 7.125%, 1/15/23	73,000	51,465
11.00%, 9/15/25	60,000	46,350
Hughes Satellite Systems Corp. 5.25%, 8/01/26	45,000	45,847
Intelsat Jackson Holdings SA, 144A 8.00%, 2/15/24	50,000	53,000
Intelsat Luxembourg SA 7.75%, 6/01/21	80,000	47,600
Level 3 Parent LLC 5.75%, 12/01/22	151,000	152,786
Sprint Communications, Inc. 7.00%, 8/15/20	71,000	75,970
Sprint Corp. 7.625%, 2/15/25	100,000	106,450
T-Mobile USA, Inc. 6.50%, 1/15/26	125,000	137,031

		807,317

Consumer, Cyclical — 11.0%
Airlines — 0.5%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	50,000	51,750

Auto Parts & Equipment — 1.5%
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	150,000	160,370

Entertainment — 2.2%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	90,000	95,077
Regal Entertainment Group 5.75%, 3/15/22	88,000	91,080
Scientific Games International, Inc. 10.00%, 12/01/22	40,000	44,200

		230,357

Food Service — 0.5%
Aramark Services, Inc. 4.75%, 6/01/26	50,000	51,937

Home Builders — 1.0%
PulteGroup, Inc. 5.00%, 1/15/27	100,000	105,605

Lodging — 1.9%
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	20,000	20,350
MGM Resorts International 6.625%, 12/15/21	70,000	78,049

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25	$99,000	$102,495

		200,894

Retail — 3.4%
1011778 BC ULC / New Red Finance, Inc., 144A 4.25%, 5/15/24	50,000	50,200
Dollar Tree, Inc. 5.75%, 3/01/23	98,000	103,022
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 5.00%, 6/01/24	30,000	31,500
L Brands, Inc. 5.625%, 2/15/22	61,000	65,984
PetSmart, Inc., 144A 7.125%, 3/15/23	50,000	36,625
QVC, Inc. 4.375%, 3/15/23	40,000	41,198
Rite Aid Corp., 144A 6.125%, 4/01/23 (a)	29,000	26,934

		355,463

Consumer, Non-cyclical — 14.7%
Commercial Services — 2.6%
ADT Corp. 3.50%, 7/15/22	41,000	41,051
APX Group, Inc. 7.875%, 12/01/22	50,000	53,625
Hertz Corp. 6.75%, 4/15/19	23,000	23,000
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	21,000	21,669
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	50,000	55,312
United Rentals North America, Inc. 5.50%, 7/15/25	71,000	75,793

		270,450

Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 7.00%, 3/15/23	50,000	41,281
Edgewell Personal Care Co. 4.70%, 5/19/21	18,000	18,830

		60,111

Food — 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24	30,000	28,500
Lamb Weston Holdings, Inc., 144A 4.875%, 11/01/26	50,000	52,750
Post Holdings, Inc., 144A 5.00%, 8/15/26	45,000	44,719

		125,969

	Principal Amount	Value
Healthcare-Products — 1.0%
Hologic, Inc., 144A 5.25%, 7/15/22	$20,000	$20,950
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A 5.50%, 4/15/25	105,000	88,987

		109,937

Healthcare-Services — 8.0%
Centene Corp. 5.625%, 2/15/21	50,000	51,750
4.75%, 1/15/25	50,000	51,415
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	100,000	94,000
DaVita, Inc. 5.00%, 5/01/25	40,000	40,112
Envision Healthcare Corp., 144A 5.125%, 7/01/22	50,000	49,312
HCA, Inc. 6.50%, 2/15/20	80,000	86,100
7.50%, 2/15/22	133,000	150,290
5.875%, 3/15/22	100,000	108,625
HealthSouth Corp. 5.75%, 11/01/24	45,000	46,238
Kindred Healthcare, Inc. 6.375%, 4/15/22	50,000	47,500
Tenet Healthcare Corp. 8.125%, 4/01/22	80,000	79,500
6.75%, 6/15/23 (a)	35,000	32,856

		837,698

Pharmaceuticals — 1.3%
Endo Finance LLC, 144A 5.75%, 1/15/22	83,000	69,513
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20 (a)	65,000	65,081

		134,594

Diversified — 0.9%
Holding Companies-Diversified — 0.9%
HRG Group, Inc. 7.875%, 7/15/19	40,000	40,210
Leucadia National Corp. 5.50%, 10/18/23	50,000	53,460

		93,670

Energy — 10.3%
Coal — 0.3%
Murray Energy Corp., 144A 11.25%, 4/15/21 (a)	50,000	28,000

Oil & Gas — 7.6%
Antero Resources Corp. 5.375%, 11/01/21	52,000	53,495
California Resources Corp., 144A 8.00%, 12/15/22 (a)	68,000	50,575
Chesapeake Energy Corp. 8.00%, 12/15/22, 144A	31,000	33,209
8.00%, 1/15/25, 144A (a)	50,000	49,875

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
CNX Resources Corp. 8.00%, 4/01/23	$30,000	$32,175
Continental Resources, Inc. 3.80%, 6/01/24	30,000	29,700
Denbury Resources, Inc. 5.50%, 5/01/22 (a)	40,000	26,400
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	38,000	28,310
MEG Energy Corp., 144A 6.50%, 1/15/25	25,000	24,594
Nabors Industries, Inc. 5.00%, 9/15/20	40,000	40,550
Newfield Exploration Co. 5.625%, 7/01/24	50,000	54,250
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	25,000	26,375
Range Resources Corp. 5.00%, 3/15/23	89,000	88,555
Southwestern Energy Co. 6.70%, 1/23/25	50,000	52,125
Transocean, Inc., 144A 9.00%, 7/15/23	50,000	54,187
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	91,000	91,683
WPX Energy, Inc. 8.25%, 8/01/23	55,000	62,356

		798,414

Oil & Gas Services — 0.5%
Weatherford International Ltd. 8.25%, 6/15/23	50,000	50,000

Pipelines — 1.9%
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	50,000	54,375
Energy Transfer Equity LP 5.875%, 1/15/24	21,000	22,627
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	45,000	45,450
Williams Cos., Inc. 4.55%, 6/24/24	80,000	83,300

		205,752

Financial — 8.5%
Banks — 2.3%
CIT Group, Inc. 3.875%, 2/19/19	40,000	40,724
5.00%, 8/15/22	33,000	35,351
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	155,000	170,857

		246,932

Diversified Financial Services — 3.2%
Aircastle Ltd. 5.00%, 4/01/23	50,000	53,000

	Principal Amount	Value
Diversified Financial Services (Continued)
Ally Financial, Inc. 3.50%, 1/27/19	$85,000	$86,062
4.125%, 2/13/22	40,000	41,388
Navient Corp. 5.875%, 10/25/24	94,000	94,968
Springleaf Finance Corp. 7.75%, 10/01/21	50,000	55,563

		330,981

Private Equity — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	60,000	61,837

Real Estate Investment Trusts — 2.4%
Equinix, Inc. 5.375%, 4/01/23	82,000	84,936
Iron Mountain, Inc. 5.75%, 8/15/24	88,000	90,530
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27	20,000	20,900
SBA Communications Corp. 4.875%, 9/01/24	50,000	51,875

		248,241

Industrial — 10.2%
Aerospace/Defense — 1.1%
Arconic, Inc. 5.125%, 10/01/24	93,000	99,452
TransDigm, Inc. 6.00%, 7/15/22	20,000	20,675

		120,127

Building Materials — 0.5%
Standard Industries, Inc. 5.375%, 11/15/24, 144A	18,000	19,035
5.00%, 2/15/27, 144A	30,000	31,275

		50,310

Engineering & Construction — 0.9%
AECOM 5.75%, 10/15/22	75,000	78,562
5.125%, 3/15/27	20,000	20,436

		98,998

Environmental Control — 0.4%
Covanta Holding Corp. 5.875%, 3/01/24	40,000	40,500

Machinery-Construction & Mining — 0.5%
Vertiv Group Corp., 144A 9.25%, 10/15/24	50,000	54,562

Metal Fabricate/Hardware — 0.5%
Novelis Corp., 144A 5.875%, 9/30/26	50,000	51,938

Miscellaneous Manufacturing — 2.1%
Bombardier, Inc., 144A 7.75%, 3/15/20	100,000	108,084

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	$105,000	$107,919

		216,003

Packaging & Containers — 3.1%
Ball Corp. 4.375%, 12/15/20	50,000	52,187
Berry Global, Inc. 5.125%, 7/15/23	62,000	65,177
BWAY Holding Co., 144A 7.25%, 4/15/25	50,000	51,938
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	18,000	18,841
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg 5.75%, 10/15/20	133,000	135,411

		323,554

Transportation — 0.6%
XPO Logistics, Inc., 144A 6.50%, 6/15/22	60,000	62,925

Trucking & Leasing — 0.5%
Park Aerospace Holdings Ltd., 144A 5.25%, 8/15/22	50,000	51,313

Technology — 5.1%
Computers — 2.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	50,000	52,125
EMC Corp. 3.375%, 6/01/23	50,000	48,284
NCR Corp. 6.375%, 12/15/23	84,000	88,725
Western Digital Corp. 10.50%, 4/01/24	60,000	69,840

		258,974

Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp. 5.50%, 12/01/24	25,000	27,375

Semiconductors — 0.5%
Micron Technology, Inc. 5.50%, 2/01/25	15,000	15,937
Sensata Technologies BV, 144A 5.625%, 11/01/24	30,000	33,263

		49,200

Software — 1.9%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	50,000	50,860

	Principal Amount	Value
Software (Continued)
First Data Corp., 144A 7.00%, 12/01/23	$50,000	$53,125
Open Text Corp., 144A 5.625%, 1/15/23	42,000	44,021
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	50,000	53,750

		201,756

Utilities — 2.6%
Electric — 1.6%
AES Corp. 4.875%, 5/15/23	50,000	51,296
Calpine Corp. 5.75%, 1/15/25	60,000	58,050
Dynegy, Inc. 7.375%, 11/01/22	50,000	53,562

		162,908

Gas — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	100,000	104,250

TOTAL CORPORATE BONDS (Cost $9,172,674)		9,224,243

	Number of Shares
EXCHANGE-TRADED FUNDS — 9.9%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	1,500	131,670
SPDR Bloomberg Barclays High Yield Bond ETF (a)	11,500	424,810
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	9,500	482,220

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,046,470)		1,038,700

SECURITIES LENDING COLLATERAL — 6.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $672,661)	672,661	672,661

TOTAL INVESTMENTS — 104.3% (Cost $10,891,805)		$10,935,604
Other assets and liabilities, net — (4.3%)		(454,819)

NET ASSETS — 100.0%		$10,480,785

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $652,221, which is 6.2% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

SPDR:	S&P Depository Receipts
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Xtrackers USD High Yield Corporate Bond ETF	—	486,359	—	—	(4,139)	1,856	—	482,220

At November 30, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	6	$1,287,187	$1,286,437	3/29/2018	$750
5-Year U.S. Treasury Note	USD	43	5,014,875	5,002,781	3/29/2018	12,094
10-Year Ultra U.S. Treasury Note	USD	2	267,266	266,344	3/20/2018	922
10-Year U.S. Treasury Note	USD	26	3,236,594	3,225,219	3/20/2018	11,375

Total unrealized appreciation						$25,141

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$9,224,243	$—	$9,224,243
Exchange-Traded Fund	1,038,700	—	—	1,038,700
Short-Term Investments	672,661	—	—	672,661
Derivatives (f)
Futures Contracts	25,141	—	—	25,141

TOTAL	$1,736,502	$9,224,243	$—	$10,960,745

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

November 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.0%
Basic Materials — 2.0%
Chemicals — 1.0%
Dow Chemical Co. 7.375%, 11/01/29	$50,000	$66,184
LyondellBasell Industries NV 4.625%, 2/26/55	25,000	25,513

		91,697

Forest Products & Paper — 0.2%
International Paper Co. 4.80%, 6/15/44	20,000	21,608

Mining — 0.8%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	29,733
Newmont Mining Corp. 3.50%, 3/15/22	50,000	51,072

		80,805

Communications — 12.0%
Internet — 0.4%
Amazon.com, Inc. 3.30%, 12/05/21	20,000	20,709
4.80%, 12/05/34	20,000	23,143

		43,852

Media — 3.8%
21st Century Fox America, Inc. 4.50%, 2/15/21	30,000	31,734
Comcast Corp. 4.20%, 8/15/34	95,000	100,675
Discovery Communications LLC 5.20%, 9/20/47	25,000	24,851
NBCUniversal Media LLC 5.95%, 4/01/41	25,000	31,901
Time Warner, Inc. 3.60%, 7/15/25	40,000	40,208
Viacom, Inc. 4.25%, 9/01/23	25,000	25,309
Walt Disney Co. MTN, 2.35%, 12/01/22	40,000	39,689
MTN, 2.95%, 6/15/27 (a)	75,000	74,460

		368,827

Telecommunications — 7.8%
AT&T, Inc. 3.40%, 5/15/25	18,000	17,714
3.90%, 8/14/27	30,000	29,877
5.35%, 9/01/40	28,000	29,364
4.80%, 6/15/44	45,000	43,862
4.50%, 3/09/48	50,000	45,975
4.55%, 3/09/49	75,000	69,497
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	51,897
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	41,024
Telefonica Europe BV 8.25%, 9/15/30	50,000	70,343
Verizon Communications, Inc. 4.60%, 4/01/21	75,000	80,014

	Principal Amount	Value
Telecommunications (Continued)
2.946%, 3/15/22	$20,000	$20,118
4.40%, 11/01/34	75,000	75,627
4.812%, 3/15/39	50,000	51,551
4.862%, 8/21/46	50,000	51,275
5.012%, 4/15/49	25,000	26,023
Vodafone Group PLC 2.95%, 2/19/23	55,000	55,157

		759,318

Consumer, Cyclical — 7.2%
Auto Manufacturers — 2.7%
Ford Motor Co. 4.75%, 1/15/43	65,000	64,629
General Motors Co. 4.875%, 10/02/23	100,000	108,133
General Motors Financial Co., Inc. 4.20%, 3/01/21	50,000	52,157
Toyota Motor Credit Corp. MTN, 3.30%, 1/12/22	30,000	30,984

		255,903

Housewares — 0.4%
Newell Brands, Inc. 3.85%, 4/01/23	40,000	41,510

Retail — 4.1%
CVS Health Corp. 3.875%, 7/20/25	45,000	46,084
Home Depot, Inc. 2.00%, 4/01/21	25,000	24,768
3.00%, 4/01/26	70,000	70,000
Lowe’s Cos., Inc. 4.375%, 9/15/45	30,000	32,493
McDonald’s Corp. MTN, 3.70%, 1/30/26	50,000	52,067
Target Corp. 4.00%, 7/01/42	45,000	45,559
TJX Cos., Inc. 2.25%, 9/15/26	53,000	49,422
Wal-Mart Stores, Inc. 2.55%, 4/11/23	50,000	50,116
3.625%, 12/15/47	30,000	31,039

		401,548

Consumer, Non-cyclical — 18.6%
Agriculture — 1.0%
Altria Group, Inc. 4.00%, 1/31/24	25,000	26,644
Philip Morris International, Inc. 4.375%, 11/15/41	40,000	42,049
Reynolds American, Inc. 5.70%, 8/15/35	25,000	29,357

		98,050

Beverages — 3.6%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	40,346
2.625%, 1/17/23	25,000	24,895

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Beverages (Continued)
3.30%, 2/01/23	$50,000	$51,324
3.65%, 2/01/26	27,000	27,740
4.00%, 1/17/43	30,000	29,798
4.625%, 2/01/44	40,000	43,672
4.90%, 2/01/46	30,000	34,003
Molson Coors Brewing Co. 3.00%, 7/15/26	20,000	19,430
PepsiCo, Inc. 3.60%, 3/01/24	40,000	42,036
4.875%, 11/01/40	20,000	23,742
4.45%, 4/14/46	10,000	11,165

		348,151

Biotechnology — 2.8%
Amgen, Inc. 3.125%, 5/01/25	81,000	81,236
4.663%, 6/15/51	46,000	49,708
Celgene Corp. 4.35%, 11/15/47	30,000	30,448
Gilead Sciences, Inc. 4.50%, 4/01/21	50,000	53,156
4.00%, 9/01/36	25,000	25,868
4.75%, 3/01/46	25,000	28,087

		268,503

Commercial Services — 0.3%
Ecolab, Inc. 4.35%, 12/08/21	30,000	32,010

Cosmetics/Personal Care — 0.3%
Procter & Gamble Co. 5.55%, 3/05/37	25,000	33,052

Food — 1.5%
JM Smucker Co. 3.50%, 10/15/21	50,000	51,498
Kraft Heinz Foods Co. 3.95%, 7/15/25	49,000	50,501
6.50%, 2/09/40	35,000	43,817

		145,816

Healthcare-Products — 1.7%
Abbott Laboratories 4.90%, 11/30/46	50,000	55,882
Becton Dickinson and Co. 4.669%, 6/06/47	30,000	31,661
Medtronic, Inc. 3.625%, 3/15/24	50,000	52,334
Thermo Fisher Scientific, Inc. 3.20%, 8/15/27	30,000	29,476

		169,353

Healthcare-Services — 1.3%
Aetna, Inc. 3.875%, 8/15/47	20,000	18,994
Anthem, Inc. 4.625%, 5/15/42	25,000	26,847
Laboratory Corp. of America Holdings 3.60%, 2/01/25	35,000	35,721

	Principal Amount	Value
Healthcare-Services (Continued)
UnitedHealth Group, Inc. 4.75%, 7/15/45	$40,000	$46,046

		127,608

Pharmaceuticals — 6.1%
AbbVie, Inc. 4.70%, 5/14/45	75,000	81,910
Allergan Funding SCS 3.80%, 3/15/25	100,000	100,975
AstraZeneca PLC 6.45%, 9/15/37	20,000	26,785
Cardinal Health, Inc. 2.616%, 6/15/22	25,000	24,582
Express Scripts Holding Co. 3.40%, 3/01/27	50,000	48,901
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	40,570
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	60,729
Johnson & Johnson 5.95%, 8/15/37	20,000	27,187
Novartis Capital Corp. 3.10%, 5/17/27	25,000	25,370
Pfizer, Inc. 2.20%, 12/15/21	25,000	24,946
4.40%, 5/15/44	50,000	55,632
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	50,000	49,234
Zoetis, Inc. 3.00%, 9/12/27	25,000	24,287

		591,108

Energy — 9.4%
Oil & Gas — 5.8%
Anadarko Petroleum Corp. 4.85%, 3/15/21	50,000	52,857
Apache Corp. 5.10%, 9/01/40	40,000	42,322
BP Capital Markets PLC 2.75%, 5/10/23	50,000	50,092
3.279%, 9/19/27	40,000	40,143
Chevron Corp. 2.10%, 5/16/21	50,000	49,567
ConocoPhillips 6.50%, 2/01/39	50,000	67,851
Exxon Mobil Corp. 3.567%, 3/06/45	25,000	24,527
Occidental Petroleum Corp. 4.10%, 2/15/47	30,000	31,134
Phillips 66 4.30%, 4/01/22	20,000	21,265
4.875%, 11/15/44	20,000	22,176
Shell International Finance BV 4.55%, 8/12/43	65,000	71,701
Total Capital International SA 3.70%, 1/15/24	70,000	73,963

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Valero Energy Corp. 3.40%, 9/15/26	$20,000	$19,836

		567,434

Oil & Gas Services — 0.6%
Halliburton Co. 3.80%, 11/15/25	30,000	30,960
Schlumberger Investment SA 3.65%, 12/01/23	25,000	26,258

		57,218

Pipelines — 3.0%
Enbridge, Inc. 4.00%, 10/01/23	35,000	36,388
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	49,987
Plains All American Pipeline LP / PAA Finance Corp. 4.65%, 10/15/25	76,000	77,623
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27	75,000	73,931
Williams Partners LP 3.75%, 6/15/27	50,000	49,717

		287,646

Financial — 30.9%
Banks — 25.5%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	140,000	143,020
MTN, 4.00%, 1/22/25	25,000	25,820
MTN, 4.25%, 10/22/26	65,000	68,282
MTN, 4.875%, 4/01/44	25,000	29,184
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	50,000	48,452
Bank of Nova Scotia 4.50%, 12/16/25	25,000	26,234
BB&T Corp. MTN, 2.05%, 5/10/21	25,000	24,670
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
MTN, 3.25%, 3/03/23	40,000	40,873
Capital One Financial Corp. 3.20%, 2/05/25	36,000	35,677
Citigroup, Inc. 2.35%, 8/02/21	50,000	49,504
2.90%, 12/08/21	50,000	50,331
3.40%, 5/01/26	50,000	50,188
5.30%, 5/06/44	31,000	35,597
4.75%, 5/18/46	25,000	27,030
Cooperatieve Rabobank UA 4.50%, 1/11/21	30,000	31,893
3.875%, 2/08/22	50,000	52,688
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	100,000	103,497
4.55%, 4/17/26	100,000	107,125
Discover Bank 3.45%, 7/27/26	50,000	49,213

	Principal Amount	Value
Banks (Continued)
Goldman Sachs Group, Inc. 5.75%, 1/24/22	$50,000	$55,614
3.50%, 1/23/25	50,000	50,651
5.95%, 1/15/27	19,000	22,141
6.25%, 2/01/41	50,000	66,605
MTN, 4.80%, 7/08/44	40,000	45,216
HSBC Holdings PLC 3.40%, 3/08/21	50,000	51,221
5.10%, 4/05/21	75,000	80,948
4.00%, 3/30/22	40,000	41,994
ING Groep NV 3.95%, 3/29/27	20,000	20,953
JPMorgan Chase & Co. 4.625%, 5/10/21	50,000	53,417
3.875%, 9/10/24	50,000	52,131
3.125%, 1/23/25	37,000	37,115
3.30%, 4/01/26	25,000	25,086
6.40%, 5/15/38	25,000	33,808
5.60%, 7/15/41	45,000	56,171
Lloyds Bank PLC 6.375%, 1/21/21	50,000	55,649
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	50,000	49,504
Morgan Stanley
GMTN, 2.50%, 4/21/21	30,000	29,891
GMTN, 5.50%, 7/28/21	75,000	82,441
GMTN, 3.70%, 10/23/24	45,000	46,501
GMTN, 4.35%, 9/08/26	40,000	41,830
4.30%, 1/27/45	40,000	42,229
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	30,893
State Street Corp. 3.10%, 5/15/23	25,000	25,309
Sumitomo Mitsui Financial Group, Inc. 2.632%, 7/14/26	50,000	47,355
US Bancorp MTN, 4.125%, 5/24/21	12,000	12,703
MTN, 3.00%, 3/15/22	25,000	25,591
Wells Fargo & Co. 4.125%, 8/15/23	40,000	42,129
3.00%, 4/22/26	60,000	58,577
3.00%, 10/23/26	50,000	48,910
5.375%, 2/07/35	50,000	60,005
5.606%, 1/15/44	35,000	42,673
Westpac Banking Corp. 3.35%, 3/08/27	50,000	50,518

		2,485,057

Diversified Financial Services — 1.8%
American Express Credit Corp. MTN, 2.25%, 5/05/21	25,000	24,836
MTN, 2.70%, 3/03/22	25,000	25,141
Jefferies Group LLC 6.875%, 4/15/21	25,000	28,099
Synchrony Financial 4.25%, 8/15/24	40,000	41,707
Visa, Inc. 3.15%, 12/14/25	30,000	30,616

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
4.15%, 12/14/35	$25,000	$27,407

		177,806

Insurance — 2.3%
American International Group, Inc. 4.50%, 7/16/44	50,000	52,525
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	30,246
Hartford Financial Services Group, Inc. 5.125%, 4/15/22	75,000	82,192
Manulife Financial Corp. 4.15%, 3/04/26	25,000	26,489
MetLife, Inc. 5.70%, 6/15/35	25,000	31,436

		222,888

Real Estate Investment Trusts — 1.3%
American Tower Corp. 5.00%, 2/15/24	40,000	43,827
Boston Properties LP 4.125%, 5/15/21	50,000	52,495
Simon Property Group LP 3.25%, 11/30/26	25,000	24,801

		121,123

Industrial — 5.5%
Aerospace/Defense — 2.0%
Lockheed Martin Corp. 4.09%, 9/15/52	22,000	22,657
Northrop Grumman Corp. 3.25%, 8/01/23	20,000	20,458
Rockwell Collins, Inc. 3.50%, 3/15/27	75,000	76,163
United Technologies Corp. 3.10%, 6/01/22	40,000	40,852
5.70%, 4/15/40	25,000	31,548

		191,678

Electronics — 0.6%
Fortive Corp. 3.15%, 6/15/26	40,000	39,736
Honeywell International, Inc. 2.50%, 11/01/26	25,000	23,971

		63,707

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	20,867

Machinery-Diversified — 0.3%
John Deere Capital Corp. MTN, 2.80%, 3/06/23	25,000	25,207

Miscellaneous Manufacturing — 1.5%
General Electric Co. 2.70%, 10/09/22	40,000	40,070
MTN, 5.875%, 1/14/38	65,000	82,289
4.125%, 10/09/42	25,000	25,572

		147,931

	Principal Amount	Value
Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.90%, 8/01/46	$25,000	$25,983
CSX Corp. 4.10%, 3/15/44	20,000	20,417
FedEx Corp. 5.10%, 1/15/44	20,000	22,699
United Parcel Service, Inc. 3.125%, 1/15/21	20,000	20,547

		89,646

Technology — 9.6%
Computers — 4.2%
Apple, Inc. 1.55%, 8/04/21	56,000	54,452
2.85%, 2/23/23	50,000	50,701
2.40%, 5/03/23	75,000	74,248
3.20%, 5/13/25	17,000	17,363
2.45%, 8/04/26	40,000	38,253
4.45%, 5/06/44	25,000	27,740
4.375%, 5/13/45	18,000	19,766
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	50,000	52,152
HP, Inc. 4.30%, 6/01/21	70,000	73,459

		408,134

Semiconductors — 1.8%
Applied Materials, Inc. 3.30%, 4/01/27	30,000	30,446
Intel Corp. 3.70%, 7/29/25	40,000	42,141
4.10%, 5/11/47	25,000	26,826
QUALCOMM, Inc. 3.00%, 5/20/22	50,000	49,956
3.45%, 5/20/25	25,000	24,883

		174,252

Software — 3.6%
Microsoft Corp. 3.30%, 2/06/27	50,000	51,565
3.50%, 2/12/35	50,000	51,205
3.70%, 8/08/46	50,000	51,098
4.25%, 2/06/47	40,000	44,482
Oracle Corp. 4.30%, 7/08/34	50,000	54,672
4.00%, 7/15/46	50,000	51,845
4.00%, 11/15/47	20,000	20,702
VMware, Inc. 3.90%, 8/21/27	25,000	25,155

		350,724

Utilities — 1.8%
Electric — 1.8%
Berkshire Hathaway Energy Co. 4.50%, 2/01/45	25,000	27,578
Duke Energy Corp. 1.80%, 9/01/21	25,000	24,376
3.75%, 9/01/46	20,000	19,544

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Electric (Continued)
Exelon Corp. 4.45%, 4/15/46	$20,000	$21,433
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	55,959
Southern Co. 4.40%, 7/01/46	25,000	26,310

		175,200

TOTAL CORPORATE BONDS (Cost $9,419,082)		9,445,237

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (b)(c) (Cost $46,350)	46,350	$46,350

TOTAL INVESTMENTS — 97.5% (Cost $9,465,432)		$9,491,587
Other assets and liabilities, net — 2.5%		244,280

NET ASSETS — 100.0%		$9,735,867

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $44,676, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At November 30, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	1	$214,515	$214,406	3/29/2018	$109
5-Year U.S. Treasury Note	USD	22	2,565,305	2,559,563	3/29/2018	5,742
10-Year Ultra U.S. Treasury Note	USD	8	1,069,063	1,065,375	3/20/2018	3,688
10-Year U.S. Treasury Note	USD	15	1,866,828	1,860,703	3/20/2018	6,125
Ultra Long U.S. Treasury Bond	USD	9	1,487,812	1,483,875	3/20/2018	3,937
U.S. Treasury Long Bond	USD	12	1,826,344	1,820,625	3/20/2018	5,719

Total unrealized appreciation						$25,320

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$9,445,237	$—	$9,445,237
Short-Term Investments	46,350	—	—	46,350
Derivatives (e)
Futures Contracts	25,320	—	—	25,320

TOTAL	$71,670	$9,445,237	$–	$9,516,907

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2017 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 99.3%
Alabama — 1.3%
County of Jefferson AL Sewer Revenue, Series A, 5.00%, 10/01/44	$100,000	$110,929
Series D, 6.50%, 10/01/53	580,000	691,198

		802,127

Arizona — 1.9%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/01/38	450,000	529,236
Series A, 5.00%, 1/01/39	500,000	595,490

		1,124,726

California — 21.0%
Bay Area Toll Authority, Highway Revenue Tolls, 5.00%, 10/01/54	1,350,000	1,532,398
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 5/15/46	975,000	1,117,974
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls, Series C, 6.25%, 1/15/33	1,000,000	1,200,680
Series A, 6.00%, 1/15/49	400,000	475,908
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/01/42	500,000	529,340
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/01/42	500,000	588,480
Series A, 5.00%, 7/01/46	750,000	869,085
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, 7/01/41	500,000	581,745
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/01/41	500,000	578,420
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	671,298
San Diego County Regional Transportation Commission, Sales Tax Revenue, Series A, 4.75%, 4/01/48	250,000	273,367
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series C, 5.00%, 5/01/46	1,350,000	1,562,342
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	2,000,000	2,239,500
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/01/33	300,000	363,552

		12,584,089

	Principal Amount	Value
Colorado — 0.2%
City & County of Denver CO Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	$100,000	$113,962

Connecticut — 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	159,493

District of Columbia — 2.1%
District of Columbia Water & Sewer Authority, Water Revenue, Series C, 5.00%, 10/01/44	630,000	723,977
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/35	455,000	526,608

		1,250,585

Florida — 3.8%
County of Miami-Dade FL Aviation Revenue, Series A, AMT, 5.00%, 10/01/38	500,000	564,425
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue, 5.00%, 10/01/36	815,000	918,644
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/52	500,000	573,520
Orlando-Orange County Expressway Authority, Highway Revenue Tolls, 5.00%, 7/01/35	200,000	223,876

		2,280,465

Georgia — 2.1%
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/01/40	1,100,000	1,271,215

Guam — 0.1%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/01/46	50,000	54,911

Hawaii — 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/01/40	500,000	573,865

Illinois — 7.2%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/01/41	500,000	572,000
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/01/42	1,000,000	1,128,180
Series D, 5.00%, 1/01/47	500,000	570,390
City of Chicago IL Wastewater Transmission, Sewer Revenue, Series A, 4.00%, 1/01/52	500,000	508,755

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Illinois (Continued)
City of Chicago IL Waterworks, Water Revenue, 4.00%, 11/01/37	$80,000	$80,601
5.00%, 11/01/39	275,000	299,758
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/40	1,090,000	1,240,671

		4,400,355

Indiana — 1.0%
Indiana Finance Authority, Series C, 5.00%, 6/01/29	300,000	375,873
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/01/42	200,000	230,204

		606,077

Louisiana — 1.3%
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/01/45	700,000	779,191

Massachusetts — 1.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue, Series A, 5.00%, 6/01/44	600,000	685,890

New Jersey — 3.2%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series E, 5.00%, 1/01/45	1,725,000	1,950,457

New York — 26.2%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/01/44	700,000	780,773
Metropolitan Transportation Authority, Transit Revenue, Series B, 5.00%, 11/15/37	1,000,000	1,156,760
Series A, 5.00%, 11/15/38	100,000	112,602
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,480,726
MTA Hudson Rail Yards Trust Obligations, Lease Revenue, Series A, 5.00%, 11/15/56	515,000	570,713
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue, Series I, 5.00%, 5/01/38	390,000	440,501
Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,323,815
Sub-Series B-1, 5.00%, 8/01/39	600,000	688,290
Sub-Series A-1, 5.00%, 5/01/40	500,000	579,455
New York City Water & Sewer System, Water Revenue, Series DD, 5.00%, 6/15/38	575,000	651,354
Series GG, 5.00%, 6/15/39	650,000	753,655
5.00%, 6/15/46	500,000	568,035
Series BB, 5.00%, 6/15/47	1,950,000	2,172,261
Series CC, 5.00%, 6/15/47	1,000,000	1,123,980
Series DD, 5.00%, 6/15/47	500,000	580,735

	Principal Amount	Value
New York (Continued)
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/41	$1,100,000	$1,282,380
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Series C, 5.00%, 11/15/38	255,000	286,444
Utility Debt Securitization Authority, Electric, Power & Light Revenue, Series TE, 5.00%, 12/15/41	1,100,000	1,259,676

		15,812,155

Ohio — 1.0%
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 6/01/30	500,000	609,285

Pennsylvania — 4.2%
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 7/01/40	395,000	447,863
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/01/42	40,000	46,290
Pennsylvania Economic Development Financing Authority, Industrial Revenue, 5.00%, 12/31/34	390,000	437,904
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series C, 5.00%, 12/01/44	520,000	590,065
Series A-1, 5.00%, 12/01/46	900,000	1,021,059

		2,543,181

Puerto Rico — 0.9%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/01/36	280,000	305,396
Series N, 5.25%, 7/01/36	160,000	174,502
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/01/35	50,000	45,831

		525,729

South Carolina — 4.6%
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/01/46	1,030,000	1,138,531
South Carolina Public Service Authority, Nuclear Revenue, Series E, 5.00%, 12/01/48	1,000,000	1,096,290
Series A, 5.00%, 12/01/49	200,000	219,232
Series A, 5.50%, 12/01/54	290,000	327,912

		2,781,965

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2017 (Unaudited)

	Principal Amount	Value
Texas — 11.6%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/45	$700,000	$781,655
Central Texas Turnpike System, Highway Revenue Tolls, Series A, 5.00%, 8/15/41	900,000	998,676
City of Austin TX Water & Wastewater System, Water Revenue, 5.00%, 11/15/39	500,000	568,255
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	586,090
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/01/47	150,000	175,674
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/01/46	300,000	346,269
Lower Colorado River Authority, Electric, Power & Light Revenue, 5.00%, 5/15/39	500,000	561,115
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/38	500,000	560,265
Series A, 5.00%, 1/01/48	1,500,000	1,737,930

	Principal Amount	Value
Texas (Continued)
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	$600,000	$693,486

		7,009,415

Utah — 1.4%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/01/47	750,000	862,567

Virginia — 1.0%
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	550,000	613,283

Washington — 0.8%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S1, 5.00%, 11/01/45	400,000	462,952

TOTAL MUNICIPAL BONDS (Cost $59,619,477)		59,857,940

TOTAL INVESTMENTS — 99.3% (Cost $59,619,477)		$59,857,940
Other assets and liabilities, net — 0.7%		426,283

NET ASSETS — 100.0%		$60,284,223

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$59,857,940	$—	$59,857,940

TOTAL	$—	$59,857,940	$—	$59,857,940

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.7%
Australia — 4.4%
Amcor Ltd.	1,428	$16,656
ASX Ltd.	296	12,793
Aurizon Holdings Ltd.	2,490	9,926
Bendigo & Adelaide Bank Ltd.	578	5,089
Crown Resorts Ltd.	409	3,821
Flight Centre Travel Group Ltd. (a)	69	2,336
Fortescue Metals Group Ltd.	1,693	5,891
Harvey Norman Holdings Ltd. (a)	688	2,087
Insurance Australia Group Ltd.	2,917	15,820
LendLease Group (b)	685	8,238
Medibank Pvt Ltd.	3,290	8,138
QBE Insurance Group Ltd.	1,678	13,479
Sonic Healthcare Ltd.	486	8,190
Tatts Group Ltd.	1,617	5,272
Telstra Corp. Ltd.	5,092	13,211
Wesfarmers Ltd.	1,273	42,290

		173,237

Brazil — 1.5%
Ambev SA	5,768	36,228
BB Seguridade Participacoes SA	840	6,898
CCR SA	1,465	7,084
Cosan SA Industria e Comercio	230	2,517
Hypermarcas SA	453	4,546
Porto Seguro SA	128	1,401
Transmissora Alianca de Energia Eletrica SA	137	891

		59,565

Canada — 13.3%
Agrium, Inc.	169	18,569
Bank of Montreal	782	60,171
Bank of Nova Scotia	1,448	91,483
BCE, Inc.	205	9,810
Canadian Imperial Bank of Commerce (a)	521	47,708
CI Financial Corp.	291	6,575
First Capital Realty, Inc.	96	1,566
Great-West Lifeco, Inc.	361	9,824
IGM Financial, Inc.	72	2,488
Inter Pipeline Ltd.	468	9,830
Keyera Corp.	240	6,764
Power Corp. of Canada	400	10,135
Power Financial Corp.	302	8,275
Royal Bank of Canada	1,767	138,125
Shaw Communications, Inc., Class B	508	11,320
Sun Life Financial, Inc.	751	29,676
TELUS Corp.	258	9,535
TransCanada Corp.	1,093	52,424

		524,278

Chile — 0.2%
Aguas Andinas SA, Class A	3,562	2,049
Banco Santander Chile	81,931	5,607

		7,656

	Number of Shares	Value
China — 5.2%
Agricultural Bank of China Ltd., Class H	33,013	$15,344
China Construction Bank Corp., Class H	102,388	89,276
China Vanke Co. Ltd., Class H	1,514	5,515
Chongqing Changan Automobile Co. Ltd., Class B	900	848
Great Wall Motor Co. Ltd., Class H	3,800	4,447
Hengan International Group Co. Ltd.	894	8,717
Industrial & Commercial Bank of China Ltd., Class H	90,046	69,983
Jiangsu Expressway Co. Ltd., Class H	1,561	2,139
Longfor Properties Co. Ltd.	1,785	4,192
Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,430	2,626
Zhejiang Expressway Co. Ltd., Class H	1,478	1,771

		204,858

Czech Republic — 0.2%
Komercni banka AS	107	4,485
Moneta Money Bank AS, 144A	525	1,893
O2 Czech Republic AS	74	924

		7,302

Denmark — 0.1%
Tryg A/S	142	3,452

Finland — 2.7%
Elisa OYJ	171	6,957
Metso OYJ	130	4,588
Nokia OYJ	7,092	35,588
Nokian Renkaat OYJ	143	6,242
Orion OYJ, Class B	122	4,506
Sampo OYJ, Class A	545	28,808
UPM-Kymmene OYJ	653	19,656

		106,345

France — 10.0%
AXA SA	2,340	70,605
Bouygues SA	245	12,674
CNP Assurances	182	4,096
Eutelsat Communications SA	215	4,867
Sanofi	1,373	125,181
SCOR SE	210	8,563
Societe BIC SA	30	3,483
TOTAL SA	2,910	164,193

		393,662

Germany — 11.0%
Allianz SE	551	129,952
BASF SE	1,108	123,967
Daimler AG	1,160	95,986
Evonik Industries AG	200	7,460
Hannover Rueck SE	68	8,935
Innogy SE, 144A	164	7,581
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187	41,611
ProSiebenSat.1 Media SE	285	9,064
TUI AG	532	9,814

		434,370

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Greece — 0.1%
OPAP SA	282	$3,440

Hong Kong — 3.4%
BOC Hong Kong Holdings Ltd.	4,545	22,986
China Everbright Ltd.	804	1,793
China Merchants Port Holdings Co. Ltd.	1,420	3,664
China Resources Power Holdings Co. Ltd.	2,042	3,843
CLP Holdings Ltd.	2,242	22,865
Guangdong Investment Ltd.	3,426	4,606
Hang Lung Properties Ltd.	2,388	5,620
Hang Seng Bank Ltd.	898	22,191
HKT Trust & HKT Ltd. (b)	3,560	4,472
Hysan Development Co. Ltd.	716	3,837
New World Development Co. Ltd.	7,505	10,878
NWS Holdings Ltd.	1,562	2,836
Power Assets Holdings Ltd.	1,628	13,903
Shimao Property Holdings Ltd.	1,465	2,862
Sino Land Co. Ltd.	3,565	6,454
Yue Yuen Industrial Holdings Ltd.	911	3,254

		136,064

Indonesia — 0.1%
PT Gudang Garam Tbk	674	3,813

Italy — 0.7%
Snam SpA	2,997	15,111
Terna Rete Elettrica Nazionale SpA	1,687	10,431
UnipolSai Assicurazioni SpA	862	2,021

		27,563

Japan — 4.5%
Canon, Inc.	1,291	49,302
Japan Tobacco, Inc.	1,309	43,267
MS&AD Insurance Group Holdings, Inc.	600	19,486
Nissan Motor Co. Ltd.	2,754	26,623
Sekisui House Ltd.	675	12,562
Sony Financial Holdings, Inc.	236	3,980
Subaru Corp.	748	24,385

		179,605

Macau — 0.3%
Sands China Ltd.	2,838	13,790

Malaysia — 0.5%
Alliance Bank Malaysia Bhd	1,300	1,173
Astro Malaysia Holdings Bhd	1,900	1,320
DiGi.Com Bhd	4,200	4,765
HAP Seng Consolidated Bhd	812	1,920
Maxis Bhd	2,300	3,335
Petronas Gas Bhd	900	3,495
SP Setia Bhd Group	996	850
Westports Holdings Bhd	1,200	1,009

		17,867

Netherlands — 0.2%
Randstad Holding NV	151	9,299

New Zealand — 0.3%
Fletcher Building Ltd.	860	4,079
Mercury NZ Ltd.	908	2,042

	Number of Shares	Value
New Zealand (Continued)
Spark New Zealand Ltd.	2,266	$5,607

		11,728

Norway — 0.4%
Gjensidige Forsikring ASA	246	4,459
Orkla ASA	1,018	10,205

		14,664

Philippines — 0.1%
Globe Telecom, Inc.	100	3,641
Manila Electric Co.	280	1,755

		5,396

Portugal — 0.5%
EDP — Energias de Portugal SA	2,907	10,190
Jeronimo Martins SGPS SA	547	10,743

		20,933

Qatar — 0.2%
Barwa Real Estate Co.	118	907
Masraf Al Rayan QSC	446	4,159
Qatar Electricity & Water Co. QSC	33	1,468
Qatar Islamic Bank SAQ	91	2,275

		8,809

Romania — 0.2%
NEPI Rockcastle PLC	489	7,607

Russia — 2.8%
Alrosa PJSC	1,755	2,338
Gazprom PJSC	13,551	30,632
Inter RAO UES PJSC	12,475	786
LUKOIL PJSC	542	30,526
Magnit PJSC, GDR	393	10,383
MMC Norilsk Nickel PJSC	80	13,515
PhosAgro PJSC, GDR	169	2,535
RusHydro PJSC	135,233	1,883
Severstal PJSC	310	4,900
Tatneft PJSC	1,797	14,038

		111,536

Singapore — 2.9%
ComfortDelGro Corp. Ltd.	2,387	3,540
Oversea-Chinese Banking Corp. Ltd.	3,947	36,438
Singapore Exchange Ltd.	941	5,233
Singapore Press Holdings Ltd. (a)	1,900	3,888
Singapore Technologies Engineering Ltd.	1,915	4,629
Singapore Telecommunications Ltd.	9,939	27,490
StarHub Ltd.	700	1,479
United Overseas Bank Ltd.	1,599	31,065

		113,762

South Africa — 3.1%
Barclays Africa Group Ltd.	785	9,031
Coronation Fund Managers Ltd.	133	701
FirstRand Ltd.	4,117	16,915
Foschini Group Ltd.	276	3,180
Investec Ltd.	310	2,148
Investec PLC	836	5,845

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Liberty Holdings Ltd.	138	$1,169
Life Healthcare Group Holdings Ltd.	1,597	3,040
MMI Holdings Ltd.	1,237	1,811
Mr Price Group Ltd. (a)	302	4,580
Nedbank Group Ltd.	293	4,941
Netcare Ltd.	1,409	2,312
RMB Holdings Ltd.	870	4,245
Sanlam Ltd.	1,742	9,940
SPAR Group Ltd. (a)	184	2,546
Standard Bank Group Ltd.	1,584	19,980
Steinhoff International Holdings NV	3,847	15,781
Truworths International Ltd.	550	3,209
Vodacom Group Ltd. (a)	736	7,785
Woolworths Holdings Ltd.	1,222	5,168

		124,327

South Korea — 0.2%
SK Telecom Co. Ltd.	27	6,550

Spain — 2.5%
Enagas SA	323	9,479
Endesa SA	389	8,675
Gas Natural SDG SA	411	9,187
Iberdrola SA	6,954	55,224
Mapfre SA	842	2,832
Red Electrica Corp. SA	526	11,895

		97,292

Sweden — 1.0%
Hennes & Mauritz AB, Class B	1,163	27,384
Skanska AB, Class B	463	10,155

		37,539

Switzerland — 2.9%
Swiss Prime Site AG	87	7,500
Swiss Re AG	377	35,334
Swisscom AG	32	16,882
Zurich Insurance Group AG	184	55,588

		115,304

Taiwan — 6.3%
Advanced Semiconductor Engineering, Inc.	8,096	10,486
Catcher Technology Co. Ltd.	790	8,507
Cathay Financial Holding Co. Ltd.	10,029	17,287
Cheng Shin Rubber Industry Co. Ltd.	2,386	4,089
Chicony Electronics Co. Ltd.	574	1,523
Chunghwa Telecom Co. Ltd.	4,650	16,046
Compal Electronics, Inc.	5,173	3,579
CTBC Financial Holding Co. Ltd.	21,357	14,241
Delta Electronics, Inc.	2,419	11,009
Eclat Textile Co. Ltd.	219	1,961
Far EasTone Telecommunications Co. Ltd.	1,929	4,598
Feng TAY Enterprise Co. Ltd.	410	1,716
First Financial Holding Co. Ltd.	9,208	5,910
Formosa Chemicals & Fibre Corp.	3,604	10,934
Formosa Plastics Corp.	5,000	15,103
Formosa Taffeta Co. Ltd.	534	535
Foxconn Technology Co. Ltd.	1,127	3,134

	Number of Shares	Value
Taiwan (Continued)
Fubon Financial Holding Co. Ltd.	8,166	$13,354
Highwealth Construction Corp.	997	1,326
Hon Hai Precision Industry Co. Ltd.	18,905	63,029
Inventec Corp.	3,094	2,321
Lite-On Technology Corp.	2,611	3,208
Micro-Star International Co. Ltd.	865	2,114
Nien Made Enterprise Co. Ltd.	177	1,623
Novatek Microelectronics Corp.	645	2,462
Pegatron Corp.	2,457	5,595
Phison Electronics Corp.	183	1,855
Pou Chen Corp.	2,583	3,100
Realtek Semiconductor Corp.	548	2,037
Siliconware Precision Industries Co. Ltd.	2,696	4,494
Taiwan Mobile Co. Ltd.	1,942	6,960
Vanguard International Semiconductor Corp.	1,110	2,642
Zhen Ding Technology Holding Ltd.	494	1,207

		247,985

Thailand — 1.2%
Bangkok Bank PCL	300	1,833
Delta Electronics Thailand PCL, NVDR	600	1,548
Glow Energy PCL, NVDR	600	1,603
Krung Thai Bank PCL, NVDR	4,200	2,482
PTT Global Chemical PCL, NVDR	2,600	6,329
PTT PCL, NVDR	1,300	16,399
Siam Cement PCL	500	7,287
Siam Commercial Bank PCL, NVDR	2,300	10,739

		48,220

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,447	3,181
Ford Otomotiv Sanayi AS	100	1,406
TAV Havalimanlari Holding AS	254	1,266
Tupras Turkiye Petrol Rafinerileri AS	167	5,169

		11,022

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	2,423	4,651
Aldar Properties PJSC	4,498	2,694
DAMAC Properties Dubai Co. PJSC	2,464	2,314
Dubai Investments PJSC	1,832	1,227
Dubai Islamic Bank PJSC	1,499	2,461
Emaar Malls PJSC	3,157	1,848
Emirates Telecommunications Group Co. PJSC	2,289	10,221

		25,416

United Kingdom — 14.8%
Admiral Group PLC	256	6,658
AstraZeneca PLC	1,532	98,973
Babcock International Group PLC	276	2,602
BAE Systems PLC	3,910	29,189
Barratt Developments PLC	1,180	9,671
Berkeley Group Holdings PLC	159	8,205
BT Group PLC	9,982	35,207
Capita PLC	796	5,022
Direct Line Insurance Group PLC	1,662	8,222

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
easyJet PLC	205	$3,898
G4S PLC	1,868	6,482
IMI PLC	328	5,571
Imperial Brands PLC	1,142	47,329
ITV PLC	4,479	9,686
Legal & General Group PLC	7,284	26,321
Marks & Spencer Group PLC	1,985	8,408
National Grid PLC	4,216	50,460
Next PLC	179	10,838
Pearson PLC	1,011	9,680
Persimmon PLC	378	12,985
Rio Tinto Ltd.	528	28,336
Rio Tinto PLC	1,493	70,700
Royal Mail PLC	1,118	6,681
Severn Trent PLC	285	8,090
SSE PLC	1,203	22,273
Standard Life Aberdeen PLC	3,227	18,775
Taylor Wimpey PLC	3,754	9,925
WPP PLC	1,513	26,743

		586,930

TOTAL COMMON STOCKS (Cost $3,477,189)		3,901,186

PREFERRED STOCKS — 0.7%
Brazil — 0.4%
Itausa — Investimentos Itau SA	4,862	15,417

Germany — 0.1%
Bayerische Motoren Werke AG	67	5,798

	Number of Shares	Value
South Korea — 0.2%
Hyundai Motor Co.	28	$2,508
Hyundai Motor Co. — 2nd Preferred	47	4,686

		7,194

TOTAL PREFERRED STOCKS (Cost $24,745)		28,409

RIGHTS — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(c) (Cost $0)	292	0

EXCHANGE-TRADED FUND — 0.3%
Xtrackers MSCI All World ex US Hedged Equity ETF (d) (Cost $13,940)	500	13,936

SECURITIES LENDING COLLATERAL — 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (e)(f) (Cost $27,191)	27,191	27,191

TOTAL INVESTMENTS — 100.4% (Cost $3,543,065)		$3,970,722
Other assets and liabilities, net — (0.4%)		(16,159)

NET ASSETS — 100.0%		$3,954,563

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $25,579, which is 0.6% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Xtrackers MSCI All World ex US Hedged Equity ETF	28,205	64,713	(78,853)	46	(175)	403	—	13,936

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	AED	115,000	USD	31,307	$—	$(2)
RBC Capital Markets	12/5/2017	AUD	267,000	USD	204,649	2,694	—
RBC Capital Markets	12/5/2017	AUD	3,000	USD	2,299	30	—
The Bank of New York Mellon	12/5/2017	BRL	259,000	USD	78,843	—	(234)
RBC Capital Markets	12/5/2017	CAD	28,000	USD	21,726	21	—
RBC Capital Markets	12/5/2017	CAD	693,800	USD	538,358	542	—
The Bank of New York Mellon	12/5/2017	CHF	5,000	USD	5,026	—	(59)
The Bank of New York Mellon	12/5/2017	CHF	114,000	USD	114,602	—	(1,338)
RBC Capital Markets	12/5/2017	CLP	3,244,000	USD	5,100	89	—
RBC Capital Markets	12/5/2017	CLP	888,000	USD	1,396	24	—
The Bank of Nova Scotia	12/5/2017	CZK	129,000	USD	5,865	—	(154)
The Bank of Nova Scotia	12/5/2017	DKK	19,000	USD	2,980	—	(60)
Goldman Sachs & Co.	12/5/2017	EUR	28,000	USD	32,674	—	(665)
Goldman Sachs & Co.	12/5/2017	EUR	840,000	USD	980,146	—	(20,041)
Goldman Sachs & Co.	12/5/2017	GBP	502,000	USD	667,188	—	(11,868)
Goldman Sachs & Co.	12/5/2017	GBP	14,000	USD	18,608	—	(330)
Goldman Sachs & Co.	12/5/2017	HKD	127,000	USD	16,285	23	—
Goldman Sachs & Co.	12/5/2017	HKD	3,121,000	USD	400,205	571	—
RBC Capital Markets	12/5/2017	JPY	1,186,000	USD	10,451	—	(90)
RBC Capital Markets	12/5/2017	JPY	12,827,000	USD	113,016	—	(992)
RBC Capital Markets	12/5/2017	KRW	14,146,000	USD	12,631	—	(368)
The Bank of Nova Scotia	12/5/2017	MXN	73,000	USD	3,796	—	(118)
RBC Capital Markets	12/5/2017	NOK	120,000	USD	14,677	250	—
The Bank of Nova Scotia	12/5/2017	NZD	20,000	USD	13,692	23	—
The Bank of Nova Scotia	12/5/2017	PHP	170,000	USD	3,280	—	(102)
The Bank of Nova Scotia	12/5/2017	PLN	15,000	USD	4,122	—	(128)
Goldman Sachs & Co.	12/5/2017	QAR	37,000	USD	10,161	—	—
Goldman Sachs & Co.	12/5/2017	RUB	159,000	USD	2,709	—	(8)
Goldman Sachs & Co.	12/5/2017	RUB	4,673,000	USD	79,651	—	(208)
RBC Capital Markets	12/5/2017	SEK	327,000	USD	39,125	43	—
RBC Capital Markets	12/5/2017	SGD	155,000	USD	113,789	—	(1,148)
RBC Capital Markets	12/5/2017	SGD	2,000	USD	1,468	—	(15)
Goldman Sachs & Co.	12/5/2017	THB	1,313,000	USD	39,512	—	(694)
Goldman Sachs & Co.	12/5/2017	TRY	33,000	USD	8,612	198	—
Goldman Sachs & Co.	12/5/2017	TRY	14,000	USD	3,650	80	—
Goldman Sachs & Co.	12/5/2017	TWD	7,492,000	USD	248,615	—	(1,234)
Goldman Sachs & Co.	12/5/2017	TWD	279,000	USD	9,272	—	(33)
Goldman Sachs & Co.	12/5/2017	USD	31,310	AED	115,000	—	—
RBC Capital Markets	12/5/2017	USD	204,971	AUD	270,000	—	(747)
The Bank of New York Mellon	12/5/2017	USD	79,241	BRL	259,000	—	(164)
RBC Capital Markets	12/5/2017	USD	560,306	CAD	721,800	—	(785)
The Bank of New York Mellon	12/5/2017	USD	121,197	CHF	119,000	—	(171)
RBC Capital Markets	12/5/2017	USD	6,379	CLP	4,132,000	4	—
The Bank of Nova Scotia	12/5/2017	USD	6,025	CZK	129,000	—	(6)
The Bank of Nova Scotia	12/5/2017	USD	3,044	DKK	19,000	—	(4)
Goldman Sachs & Co.	12/5/2017	USD	1,034,960	EUR	868,000	—	(1,433)
Goldman Sachs & Co.	12/5/2017	USD	698,483	GBP	516,000	—	(489)
Goldman Sachs & Co.	12/5/2017	USD	415,866	HKD	3,248,000	30	—
RBC Capital Markets	12/5/2017	USD	125,222	JPY	14,013,000	—	(673)
RBC Capital Markets	12/5/2017	USD	13,004	KRW	14,146,000	—	(5)
The Bank of Nova Scotia	12/5/2017	USD	3,923	MXN	73,000	—	(10)
RBC Capital Markets	12/5/2017	USD	14,476	NOK	120,000	—	(49)
The Bank of Nova Scotia	12/5/2017	USD	13,725	NZD	20,000	—	(56)
The Bank of Nova Scotia	12/5/2017	USD	1,830	PHP	92,000	—	(1)
The Bank of Nova Scotia	12/5/2017	USD	1,505	PHP	78,000	46	—
The Bank of Nova Scotia	12/5/2017	USD	4,258	PLN	15,000	—	(8)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	USD	9,946	QAR	37,000	$215	$—
Goldman Sachs & Co.	12/5/2017	USD	82,665	RUB	4,832,000	—	(88)
RBC Capital Markets	12/5/2017	USD	39,237	SEK	327,000	—	(155)
RBC Capital Markets	12/5/2017	USD	116,555	SGD	157,000	—	(136)
Goldman Sachs & Co.	12/5/2017	USD	40,202	THB	1,313,000	5	—
Goldman Sachs & Co.	12/5/2017	USD	12,019	TRY	47,000	—	(35)
Goldman Sachs & Co.	12/5/2017	USD	258,947	TWD	7,771,000	206	—
Goldman Sachs & Co.	12/5/2017	USD	106,071	ZAR	1,447,300	—	(633)
Goldman Sachs & Co.	12/5/2017	ZAR	1,426,300	USD	100,285	—	(3,624)
Goldman Sachs & Co.	12/5/2017	ZAR	21,000	USD	1,477	—	(53)
RBC Capital Markets	12/6/2017	IDR	49,637,000	USD	3,647	—	(21)
RBC Capital Markets	12/6/2017	MYR	67,000	USD	15,834	—	(546)
RBC Capital Markets	12/6/2017	USD	3,667	IDR	49,637,000	—	—
RBC Capital Markets	12/6/2017	USD	16,379	MYR	67,000	—	—
Goldman Sachs & Co.	1/4/2018	AED	115,000	USD	31,306	—	(1)
RBC Capital Markets	1/4/2018	AUD	270,000	USD	204,937	745	—
The Bank of New York Mellon	1/4/2018	BRL	259,000	USD	78,975	166	—
RBC Capital Markets	1/4/2018	CAD	721,800	USD	560,607	793	—
The Bank of New York Mellon	1/4/2018	CHF	119,000	USD	121,535	165	—
RBC Capital Markets	1/4/2018	CLP	4,132,000	USD	6,382	—	(1)
The Bank of Nova Scotia	1/4/2018	CZK	129,000	USD	6,048	5	—
The Bank of Nova Scotia	1/4/2018	DKK	19,000	USD	3,051	4	—
Goldman Sachs & Co.	1/4/2018	EUR	52,000	USD	62,144	92	—
Goldman Sachs & Co.	1/4/2018	EUR	868,000	USD	1,037,208	1,406	—
Goldman Sachs & Co.	1/4/2018	GBP	516,000	USD	699,397	492	—
Goldman Sachs & Co.	1/4/2018	HKD	3,248,000	USD	416,010	—	(49)
RBC Capital Markets	1/4/2018	IDR	49,637,000	USD	3,656	—	(2)
RBC Capital Markets	1/4/2018	KRW	14,146,000	USD	13,006	3	—
The Bank of Nova Scotia	1/4/2018	MXN	73,000	USD	3,903	10	—
RBC Capital Markets	1/4/2018	MYR	67,000	USD	16,380	19	—
RBC Capital Markets	1/4/2018	NOK	120,000	USD	14,492	49	—
The Bank of Nova Scotia	1/4/2018	NZD	20,000	USD	13,719	56	—
The Bank of Nova Scotia	1/4/2018	PHP	92,000	USD	1,828	1	—
The Bank of Nova Scotia	1/4/2018	PHP	179,000	USD	3,548	—	(6)
The Bank of Nova Scotia	1/4/2018	PLN	15,000	USD	4,260	8	—
Goldman Sachs & Co.	1/4/2018	QAR	37,000	USD	9,944	—	(219)
RBC Capital Markets	1/4/2018	SEK	327,000	USD	39,344	158	—
RBC Capital Markets	1/4/2018	SGD	157,000	USD	116,573	134	—
Goldman Sachs & Co.	1/4/2018	THB	240,000	USD	7,366	12	—
Goldman Sachs & Co.	1/4/2018	THB	1,313,000	USD	40,214	—	(19)
Goldman Sachs & Co.	1/4/2018	TRY	47,000	USD	11,909	41	—
Goldman Sachs & Co.	1/4/2018	TWD	7,771,000	USD	259,293	—	(275)
Goldman Sachs & Co.	1/4/2018	USD	5,990	AED	22,000	—	(1)
RBC Capital Markets	1/4/2018	USD	3,036	AUD	4,000	—	(11)
JP Morgan & Chase Co.	1/4/2018	USD	2,750	BRL	9,000	—	(11)
RBC Capital Markets	1/4/2018	USD	32,622	CAD	42,000	—	(47)
JP Morgan & Chase Co.	1/4/2018	USD	4,086	CHF	4,000	—	(6)
Goldman Sachs & Co.	1/4/2018	USD	120,642	GBP	89,000	—	(95)
Goldman Sachs & Co.	1/4/2018	USD	59,173	HKD	462,000	8	—
The Bank of Nova Scotia	1/4/2018	USD	3,902	MXN	73,000	—	(10)
The Bank of Nova Scotia	1/4/2018	USD	2,058	NZD	3,000	—	(8)
The Bank of Nova Scotia	1/4/2018	USD	4,260	PLN	15,000	—	(8)
RBC Capital Markets	1/4/2018	USD	2,971	SGD	4,000	—	(4)
Goldman Sachs & Co.	1/4/2018	USD	6,751	TWD	202,000	—	(4)
Goldman Sachs & Co.	1/4/2018	ZAR	292,000	USD	21,298	133	—
Goldman Sachs & Co.	1/4/2018	ZAR	1,447,300	USD	105,552	645	—
RBC Capital Markets	1/5/2018	JPY	6,224,000	USD	55,726	301	—
RBC Capital Markets	1/5/2018	JPY	14,013,000	USD	125,459	671	—

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/10/2018	RUB	4,832,000	USD	82,237	$154	$—
Goldman Sachs & Co.	1/10/2018	RUB	1,742,000	USD	29,646	54	—

Total unrealized appreciation (depreciation)						$11,419	$(50,558)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,901,186	$—	$—	$3,901,186
Preferred Stocks (g)	28,409	—	—	28,409
Rights	—	—	0	0
Exchange-Traded Fund	13,936	—	—	13,936
Short-Term Investments	27,191	—	—	27,191
Derivatives (h)
Forward Foreign Currency Contracts	—	11,419	—	11,419

TOTAL	$3,970,722	$11,419	$0	$3,982,141

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(50,558)	$—	$(50,558)

TOTAL	$—	$(50,558)	$—	$(50,558)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 6.7%
ASX Ltd.	526	$22,734
Aurizon Holdings Ltd.	5,578	22,235
Bendigo & Adelaide Bank Ltd.	1,314	11,569
Crown Resorts Ltd.	1,038	9,697
Fortescue Metals Group Ltd.	4,080	14,196
Harvey Norman Holdings Ltd. (a)	1,486	4,507
Insurance Australia Group Ltd.	6,416	34,797
LendLease Group (b)	1,501	18,052
Medibank Pvt Ltd.	7,468	18,472
QBE Insurance Group Ltd.	3,783	30,389
Tatts Group Ltd.	3,731	12,163
Telstra Corp. Ltd.	11,290	29,291
Wesfarmers Ltd.	3,124	103,783

		331,885

Denmark — 0.1%
Tryg A/S	306	7,438

Finland — 4.9%
Elisa OYJ	385	15,663
Metso OYJ	303	10,693
Nokia OYJ	16,078	80,681
Nokian Renkaat OYJ	311	13,574
Orion OYJ, Class B	291	10,748
Sampo OYJ, Class A	1,237	65,386
UPM-Kymmene OYJ	1,446	43,527

		240,272

France — 14.7%
AXA SA	5,291	159,644
Bouygues SA	598	30,934
CNP Assurances	457	10,286
Eutelsat Communications SA	468	10,595
Sanofi	2,711	247,170
SCOR SE	468	19,084
TOTAL SA	4,425	249,675

		727,388

Germany — 20.1%
Allianz SE	1,043	245,990
BASF SE	2,222	248,605
Bayerische Motoren Werke AG	902	90,913
Daimler AG	2,626	217,291
Evonik Industries AG	441	16,450
Hannover Rueck SE	167	21,944
Innogy SE, 144A	376	17,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	421	93,680
ProSiebenSat.1 Media SE	631	20,068
TUI AG	1,193	22,007

		994,328

Hong Kong — 5.2%
BOC Hong Kong Holdings Ltd.	10,029	50,722
CLP Holdings Ltd.	4,463	45,515
Hang Lung Properties Ltd.	5,545	13,049
Hang Seng Bank Ltd.	2,071	51,177

	Number of Shares	Value
Hong Kong (Continued)
HKT Trust & HKT Ltd. (b)	10,037	$12,607
New World Development Co. Ltd.	16,241	23,540
NWS Holdings Ltd.	4,239	7,696
Power Assets Holdings Ltd.	3,760	32,111
Sino Land Co. Ltd.	8,263	14,960
Yue Yuen Industrial Holdings Ltd.	1,982	7,080

		258,457

Italy — 2.1%
Atlantia SpA	1,229	40,827
Snam SpA	6,167	31,093
Terna Rete Elettrica Nazionale SpA	3,994	24,696
UnipolSai Assicurazioni SpA	2,800	6,566

		103,182

Japan — 5.5%
Aozora Bank Ltd.	323	12,499
Canon, Inc.	2,934	112,047
Nissan Motor Co. Ltd.	6,400	61,870
Sekisui House Ltd.	1,624	30,223
Subaru Corp.	1,700	55,421

		272,060

Macau — 0.6%
Sands China Ltd.	6,487	31,521

New Zealand — 0.5%
Fletcher Building Ltd.	1,861	8,828
Mercury NZ Ltd.	1,898	4,268
Spark New Zealand Ltd.	4,919	12,171

		25,267

Norway — 0.2%
Gjensidige Forsikring ASA	539	9,770

Portugal — 0.5%
EDP — Energias de Portugal SA	6,600	23,135

Singapore — 2.1%
ComfortDelGro Corp. Ltd.	6,100	9,046
Singapore Exchange Ltd.	2,150	11,957
Singapore Press Holdings Ltd.	4,280	8,759
Singapore Technologies Engineering Ltd.	4,190	10,129
Singapore Telecommunications Ltd.	22,498	62,226
StarHub Ltd.	1,600	3,381

		105,498

Spain — 4.5%
Enagas SA	649	19,045
Endesa SA	860	19,178
Gas Natural SDG SA	950	21,235
Iberdrola SA	15,599	123,877
Mapfre SA	2,988	10,051
Red Electrica Corp. SA	1,173	26,527

		219,913

Sweden — 1.7%
Hennes & Mauritz AB, Class B	2,617	61,619
Skanska AB, Class B	923	20,244

		81,863

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Switzerland — 5.3%
Swiss Prime Site AG	194	$16,723
Swiss Re AG	866	81,164
Swisscom AG	71	37,458
Zurich Insurance Group AG	412	124,469

		259,814

United Kingdom — 24.7%
Admiral Group PLC	539	14,017
AstraZeneca PLC	3,445	222,560
BAE Systems PLC	8,758	65,380
Barratt Developments PLC	2,818	23,095
Berkeley Group Holdings PLC	356	18,372
Capita PLC	1,861	11,741
Direct Line Insurance Group PLC	3,730	18,452
easyJet PLC	452	8,595
IMI PLC	739	12,553
Imperial Brands PLC	2,609	108,128
ITV PLC	9,834	21,266
Legal & General Group PLC	16,157	58,385
Marks & Spencer Group PLC	4,631	19,615
National Grid PLC	9,301	111,321
Next PLC	398	24,098
Pearson PLC	2,230	21,352
Persimmon PLC	836	28,717
Rio Tinto Ltd.	1,151	61,770
Rio Tinto PLC	3,372	159,678

	Number of Shares	Value
United Kingdom (Continued)
Royal Mail PLC	2,506	$14,976
Severn Trent PLC	638	18,111
SSE PLC	2,715	50,266
Standard Life Aberdeen PLC	7,238	42,111
Taylor Wimpey PLC	9,121	24,115
WPP PLC	3,498	61,830

		1,220,504

TOTAL COMMON STOCKS (Cost $4,451,922)		4,912,295

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG (Cost $10,739)	147	12,720

SECURITIES LENDING COLLATERAL — 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $14,097)	14,097	14,097

TOTAL INVESTMENTS — 100.0% (Cost $4,476,758)		$4,939,112
Other assets and liabilities, net (a) — 0.0%		1,347

NET ASSETS — 100.0%		$4,940,459

(a)	All or a portion of these securities were on loan amounting to $4,280. In addition, “Other assets and liabilities, net” include pending sales, amounting to $9,113 that are also on loan. The value of all securities loaned at November 30, 2017 amounted to $13,393, which is 0.3% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Xtrackers MSCI EAFE Hedged Equity ETF	23,654	70,414	(94,221)	865	(712)	707	—	—

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/5/2017	AUD	13,000	USD	9,964	$131	$—
The Bank of New York Mellon	12/5/2017	AUD	512,000	USD	392,428	5,159	—
RBC Capital Markets	12/5/2017	CHF	250,000	USD	251,306	—	(2,950)
RBC Capital Markets	12/5/2017	CHF	18,000	USD	18,095	—	(212)
The Bank of Nova Scotia	12/5/2017	DKK	40,000	USD	6,273	—	(126)
RBC Capital Markets	12/5/2017	EUR	108,000	USD	126,025	—	(2,570)
RBC Capital Markets	12/5/2017	EUR	189,000	USD	220,537	—	(4,505)
The Bank of New York Mellon	12/5/2017	EUR	1,611,000	USD	1,879,916	—	(38,300)
JP Morgan & Chase Co.	12/5/2017	GBP	47,000	USD	62,468	—	(1,109)
JP Morgan & Chase Co.	12/5/2017	GBP	72,000	USD	95,697	—	(1,698)
The Bank of New York Mellon	12/5/2017	GBP	924,000	USD	1,228,107	—	(21,789)
RBC Capital Markets	12/5/2017	HKD	2,274,000	USD	291,590	411	—
RBC Capital Markets	12/5/2017	JPY	15,468,000	USD	136,286	—	(1,196)
RBC Capital Markets	12/5/2017	JPY	1,900,000	USD	16,743	—	(144)
The Bank of Nova Scotia	12/5/2017	NOK	81,000	USD	9,907	169	—
The Bank of Nova Scotia	12/5/2017	NZD	51,000	USD	34,915	59	—
The Bank of Nova Scotia	12/5/2017	SEK	30,000	USD	3,590	4	—
The Bank of Nova Scotia	12/5/2017	SEK	710,000	USD	84,951	94	—
The Bank of Nova Scotia	12/5/2017	SGD	10,000	USD	7,342	—	(74)
The Bank of Nova Scotia	12/5/2017	SGD	238,000	USD	174,725	—	(1,758)
The Bank of New York Mellon	12/5/2017	USD	398,554	AUD	525,000	—	(1,453)
RBC Capital Markets	12/5/2017	USD	272,926	CHF	268,000	—	(365)
The Bank of Nova Scotia	12/5/2017	USD	6,409	DKK	40,000	—	(9)
RBC Capital Markets	12/5/2017	USD	339,820	EUR	285,000	—	(470)
RBC Capital Markets	12/5/2017	USD	13,964	EUR	12,000	325	—
The Bank of New York Mellon	12/5/2017	USD	1,920,997	EUR	1,611,000	—	(2,780)
JP Morgan & Chase Co.	12/5/2017	USD	15,920	GBP	12,000	312	—
JP Morgan & Chase Co.	12/5/2017	USD	144,844	GBP	107,000	—	(105)
The Bank of New York Mellon	12/5/2017	USD	1,250,814	GBP	924,000	—	(918)
RBC Capital Markets	12/5/2017	USD	4,232	HKD	33,000	—	(6)
RBC Capital Markets	12/5/2017	USD	286,932	HKD	2,241,000	20	—
RBC Capital Markets	12/5/2017	USD	155,203	JPY	17,368,000	—	(834)
The Bank of Nova Scotia	12/5/2017	USD	9,771	NOK	81,000	—	(33)
The Bank of Nova Scotia	12/5/2017	USD	34,999	NZD	51,000	—	(143)
The Bank of Nova Scotia	12/5/2017	USD	88,793	SEK	740,000	—	(351)
The Bank of Nova Scotia	12/5/2017	USD	184,113	SGD	248,000	—	(215)
The Bank of New York Mellon	1/4/2018	AUD	525,000	USD	398,475	1,434	—
RBC Capital Markets	1/4/2018	CHF	268,000	USD	273,696	359	—
The Bank of Nova Scotia	1/4/2018	DKK	40,000	USD	6,423	9	—
The Bank of Nova Scotia	1/4/2018	DKK	9,000	USD	1,445	2	—
RBC Capital Markets	1/4/2018	EUR	285,000	USD	340,562	466	—
The Bank of New York Mellon	1/4/2018	EUR	1,611,000	USD	1,925,129	2,690	—
The Bank of New York Mellon	1/4/2018	EUR	64,000	USD	76,477	105	—
JP Morgan & Chase Co.	1/4/2018	GBP	107,000	USD	145,034	106	—
The Bank of New York Mellon	1/4/2018	GBP	924,000	USD	1,252,436	909	—
RBC Capital Markets	1/4/2018	HKD	46,000	USD	5,891	—	(1)
RBC Capital Markets	1/4/2018	HKD	2,241,000	USD	287,026	—	(39)
The Bank of Nova Scotia	1/4/2018	NOK	81,000	USD	9,782	33	—
The Bank of Nova Scotia	1/4/2018	NZD	51,000	USD	34,983	143	—
The Bank of Nova Scotia	1/4/2018	SEK	740,000	USD	89,034	355	—
The Bank of Nova Scotia	1/4/2018	SGD	248,000	USD	184,132	203	—
The Bank of New York Mellon	1/4/2018	USD	2,277	AUD	3,000	—	(8)
RBC Capital Markets	1/4/2018	USD	8,171	CHF	8,000	—	(12)
The Bank of New York Mellon	1/4/2018	USD	191,123	GBP	141,000	—	(144)
The Bank of Nova Scotia	1/4/2018	USD	9,603	NZD	14,000	—	(39)
The Bank of Nova Scotia	1/4/2018	USD	7,100	SEK	59,000	—	(30)

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	1/4/2018	USD	77,227	SGD	104,000	$—	$(95)
RBC Capital Markets	1/5/2018	JPY	13,340,000	USD	119,440	645	—
RBC Capital Markets	1/5/2018	JPY	17,368,000	USD	155,496	831	—

Total unrealized appreciation (depreciation)						$14,974	$(84,481)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$4,912,295	$—	$—	$4,912,295
Preferred Stock	12,720	—	—	12,720
Short-Term Investments	14,097	—	—	14,097
Derivatives (f)
Forward Foreign Currency Contracts	—	14,974	—	14,974

TOTAL	$4,939,112	$14,974	$—	$4,954,086

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(84,481)	$—	$(84,481)

TOTAL	$—	$(84,481)	$—	$(84,481)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.7%
Brazil — 5.1%
Ambev SA	11,092	$69,667
BB Seguridade Participacoes SA	1,552	12,744
CCR SA	3,215	15,547
Cosan SA Industria e Comercio	408	4,466
Hypermarcas SA	804	8,068
Odontoprev SA	510	2,376
Porto Seguro SA	347	3,798
Transmissora Alianca de Energia Eletrica SA	492	3,199

		119,865

Chile — 0.4%
Aguas Andinas SA, Class A	5,025	2,890
Enel Generacion Chile SA	9,105	7,431

		10,321

China — 14.6%
Agricultural Bank of China Ltd., Class H	60,741	28,231
ANTA Sports Products Ltd.	2,800	12,548
China Construction Bank Corp., Class H	135,422	118,080
China Vanke Co. Ltd., Class H	2,502	9,114
Chongqing Changan Automobile Co. Ltd., Class B	2,200	2,073
CRRC Corp. Ltd., Class H	9,000	8,205
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,299	4,990
Great Wall Motor Co. Ltd., Class H	7,000	8,192
Hengan International Group Co. Ltd.	1,366	13,319
Industrial & Commercial Bank of China Ltd., Class H	150,741	117,155
Jiangsu Expressway Co. Ltd., Class H	3,311	4,536
Longfor Properties Co. Ltd.	3,889	9,132
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,000	4,742
Zhejiang Expressway Co. Ltd., Class H	3,884	4,655

		344,972

Czech Republic — 0.6%
Komercni banka AS	201	8,425
Moneta Money Bank AS, 144A	1,282	4,623
O2 Czech Republic AS	119	1,486

		14,534

Greece — 0.1%
JUMBO SA	196	2,963

Hong Kong — 4.3%
China Everbright Ltd.	2,472	5,513
China Merchants Port Holdings Co. Ltd.	1,702	4,391
China Overseas Land & Investment Ltd.	7,990	25,371
China Resources Land Ltd.	7,450	21,415
China Resources Power Holdings Co. Ltd.	3,209	6,040
China State Construction International Holdings Ltd.	4,000	5,193
Guangdong Investment Ltd.	5,600	7,529
Kingboard Chemical Holdings Ltd.	2,000	11,472
Lee & Man Paper Manufacturing Ltd.	3,000	3,515

	Number of Shares	Value
Hong Kong (Continued)
Shimao Property Holdings Ltd.	2,884	$5,635
Sun Art Retail Group Ltd.	6,392	6,253

		102,327

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	815	9,449

India — 1.6%
Infosys Ltd., ADR	2,410	37,500

Indonesia — 2.8%
PT Bank Negara Indonesia Persero Tbk	20,538	12,299
PT Gudang Garam Tbk	1,326	7,502
PT Indofood Sukses Makmur Tbk	10,200	5,524
PT Surya Citra Media Tbk	15,595	2,536
PT Telekomunikasi Indonesia Persero Tbk	118,700	36,419
PT Tower Bersama Infrastructure Tbk	4,800	2,023

		66,303

Malaysia — 3.5%
Alliance Bank Malaysia Bhd	3,100	2,797
Astro Malaysia Holdings Bhd	3,000	2,084
DiGi.Com Bhd	8,248	9,358
HAP Seng Consolidated Bhd	1,500	3,547
Hong Leong Bank Bhd	1,300	4,813
Maxis Bhd	4,800	6,960
Nestle Malaysia Bhd	100	2,379
Petronas Dagangan Bhd	500	2,959
Petronas Gas Bhd	1,900	7,378
Public Bank Bhd	6,400	31,143
SP Setia Bhd Group	2,300	1,963
Telekom Malaysia Bhd	3,100	4,571
Westports Holdings Bhd	2,500	2,103

		82,055

Mexico — 1.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	839	8,351
Wal-Mart de Mexico SAB de CV	12,304	28,999

		37,350

Philippines — 0.4%
DMCI Holdings, Inc.	10,900	3,262
Globe Telecom, Inc.	85	3,095
Manila Electric Co.	520	3,259

		9,616

Poland — 0.3%
Polskie Gornictwo Naftowe i Gazownictwo SA	4,748	8,112

Qatar — 0.8%
Barwa Real Estate Co.	294	2,261
Masraf Al Rayan QSC	971	9,053
Qatar Electricity & Water Co. QSC	73	3,248
Qatar Islamic Bank SAQ	156	3,900

		18,462

Romania — 0.6%
NEPI Rockcastle PLC	881	13,705

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Russia — 9.6%
Alrosa PJSC	5,930	$7,899
Gazprom PJSC	24,535	55,462
Inter RAO UES PJSC	61,354	3,868
LUKOIL PJSC	724	40,776
LUKOIL PJSC, ADR	265	14,721
Magnit PJSC, GDR	794	20,977
MMC Norilsk Nickel PJSC	145	24,496
PhosAgro PJSC, GDR	313	4,695
Polyus PJSC	56	4,705
Rosneft Oil Co. PJSC, GDR	2,117	10,443
Rosneft Oil Co. PJSC	125	628
RusHydro PJSC	250,152	3,483
Severstal PJSC	551	8,709
Tatneft PJSC	3,412	26,655

		227,517

South Africa — 10.1%
Barclays Africa Group Ltd.	1,568	18,039
Bidvest Group Ltd.	786	10,967
Coronation Fund Managers Ltd. (a)	554	2,920
FirstRand Ltd.	7,782	31,973
Foschini Group Ltd.	546	6,290
Liberty Holdings Ltd.	343	2,905
MMI Holdings Ltd.	2,496	3,654
Mr Price Group Ltd. (a)	648	9,828
Nedbank Group Ltd.	498	8,399
Netcare Ltd.	2,832	4,646
Pick n Pay Stores Ltd.	704	3,267
Pioneer Foods Group Ltd.	247	2,359
Rand Merchant Investment Holdings Ltd.	1,419	4,389
RMB Holdings Ltd.	1,521	7,421
Sanlam Ltd.	3,258	18,591
SPAR Group Ltd. (a)	515	7,127
Standard Bank Group Ltd.	2,997	37,804
Steinhoff International Holdings NV	6,762	27,738
Truworths International Ltd.	1,162	6,780
Vodacom Group Ltd. (a)	1,396	14,765
Woolworths Holdings Ltd.	2,307	9,756

		239,618

South Korea — 3.4%
Coway Co. Ltd.	141	12,425
GS Retail Co. Ltd.	52	1,888
Hyundai Marine & Fire Insurance Co. Ltd.	168	6,700
Kia Motors Corp.	520	16,079
KT&G Corp.	274	30,717
SK Telecom Co. Ltd.	48	11,644

		79,453

Taiwan — 27.9%
Advanced Semiconductor Engineering, Inc.	15,441	20,000
Advantech Co. Ltd.	1,000	6,668
AU Optronics Corp.	20,000	8,502
Catcher Technology Co. Ltd.	1,726	18,587
Cathay Financial Holding Co. Ltd.	21,785	37,550
Cheng Shin Rubber Industry Co. Ltd.	4,936	8,459
Chicony Electronics Co. Ltd.	1,434	3,806
Chunghwa Telecom Co. Ltd.	9,122	31,477

	Number of Shares	Value
Taiwan (Continued)
Compal Electronics, Inc.	10,905	$7,544
CTBC Financial Holding Co. Ltd.	40,638	27,097
Delta Electronics, Inc.	4,130	18,795
Eclat Textile Co. Ltd.	510	4,565
Far EasTone Telecommunications Co. Ltd.	4,047	9,647
Feng TAY Enterprise Co. Ltd.	848	3,548
First Financial Holding Co. Ltd.	20,052	12,869
Formosa Chemicals & Fibre Corp.	7,000	21,238
Formosa Plastics Corp.	9,947	30,046
Formosa Taffeta Co. Ltd.	2,429	2,433
Foxconn Technology Co. Ltd.	1,386	3,854
Fubon Financial Holding Co. Ltd.	15,615	25,536
Hon Hai Precision Industry Co. Ltd.	34,159	113,886
Hotai Motor Co. Ltd.	764	8,839
Hua Nan Financial Holdings Co. Ltd.	18,441	10,114
Inventec Corp.	6,780	5,086
Lite-On Technology Corp.	4,000	4,914
Micro-Star International Co. Ltd.	1,807	4,416
Nien Made Enterprise Co. Ltd.	1,000	9,168
Novatek Microelectronics Corp.	1,510	5,764
Pegatron Corp.	5,000	11,386
Phison Electronics Corp.	369	3,740
Pou Chen Corp.	6,045	7,255
Powertech Technology, Inc.	2,000	6,068
Realtek Semiconductor Corp.	1,221	4,539
Siliconware Precision Industries Co. Ltd.	4,653	7,757
Taiwan Mobile Co. Ltd.	3,304	11,842
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	97,953
Uni-President Enterprises Corp.	11,725	24,901
Vanguard International Semiconductor Corp.	2,325	5,535
Yuanta Financial Holding Co. Ltd.	22,288	10,329
Zhen Ding Technology Holding Ltd.	1,257	3,072

		658,785

Thailand — 3.6%
Bangkok Bank PCL	700	4,276
Delta Electronics Thailand PCL, NVDR	1,147	2,959
Glow Energy PCL, NVDR	1,330	3,553
Krung Thai Bank PCL, NVDR	7,823	4,623
PTT Global Chemical PCL, NVDR	4,725	11,501
PTT PCL, NVDR	2,300	29,014
Siam Cement PCL	800	11,660
Siam Commercial Bank PCL, NVDR	3,900	18,210

		85,796

Turkey — 1.1%
Arcelik AS	454	2,297
Eregli Demir ve Celik Fabrikalari TAS	3,604	7,924
Ford Otomotiv Sanayi AS	186	2,615
TAV Havalimanlari Holding AS	383	1,909
Tupras Turkiye Petrol Rafinerileri AS	277	8,573
Turkiye Sise ve Cam Fabrikalari AS	2,448	2,620

		25,938

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	4,766	9,148

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Arab Emirates (Continued)
Aldar Properties PJSC	6,889	$4,126
DAMAC Properties Dubai Co. PJSC	4,047	3,801
Dubai Investments PJSC	3,452	2,312
Dubai Islamic Bank PJSC	3,174	5,211
Emaar Malls PJSC	5,242	3,068
Emirates Telecommunications Group Co. PJSC	3,969	17,722

		45,388

TOTAL COMMON STOCKS (Cost $2,038,675)		2,240,029

PREFERRED STOCKS — 2.0%
Brazil — 1.2%
Itausa — Investimentos Itau SA	9,130	28,951

Chile — 0.1%
Embotelladora Andina SA, Class B	500	2,187

South Korea — 0.7%
Hyundai Motor Co.	61	5,465
Hyundai Motor Co. — 2nd Preferred	97	9,671

		15,136

TOTAL PREFERRED STOCKS (Cost $41,145)		46,274

	Number of Shares	Value
RIGHTS — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expires 12/15/17*(b) (Cost $0)	625	$0

EXCHANGE-TRADED FUNDS — 1.0%
Xtrackers MSCI Emerging Markets Hedged Equity ETF (c)	600	14,316
WisdomTree Emerging Markets High Dividend Fund	230	9,982

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,274)		24,298

SECURITIES LENDING COLLATERAL — 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $21,159)	21,159	21,159

TOTAL INVESTMENTS — 98.6% (Cost $2,125,253)		$2,331,760
Other assets and liabilities, net — 1.4%		32,905

NET ASSETS — 100.0%		$2,364,665

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $19,683, which is 0.8% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Xtrackers MSCI Emerging Markets Hedged Equity ETF	9,653	47,758	(44,993)	2,025	(127)	2	—	14,316

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized (Depreciation)
SGX NIFTY 50 Futures	USD	3	$62,670	$61,668	12/28/2017	$(1,002)

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	AED	5,000	USD	1,361	$—	$—
The Bank of Nova Scotia	12/5/2017	AED	245,000	USD	66,698	—	(5)
The Bank of Nova Scotia	12/5/2017	BRL	9,000	USD	2,739	—	(9)
The Bank of Nova Scotia	12/5/2017	BRL	695,000	USD	211,545	—	(651)
The Bank of Nova Scotia	12/5/2017	CLP	4,747,000	USD	7,463	130	—
The Bank of Nova Scotia	12/5/2017	CZK	317,000	USD	14,412	—	(379)
The Bank of Nova Scotia	12/5/2017	HKD	4,705,000	USD	603,330	870	—
The Bank of Nova Scotia	12/5/2017	HKD	235,000	USD	30,133	42	—
The Bank of Nova Scotia	12/5/2017	HUF	2,962,000	USD	11,092	—	(172)
The Bank of Nova Scotia	12/5/2017	KRW	1,800,000	USD	1,607	—	(47)
The Bank of Nova Scotia	12/5/2017	KRW	82,849,000	USD	73,956	—	(2,178)
The Bank of Nova Scotia	12/5/2017	MXN	752,000	USD	39,104	—	(1,213)
The Bank of Nova Scotia	12/5/2017	PHP	492,000	USD	9,492	—	(294)
The Bank of Nova Scotia	12/5/2017	PLN	67,000	USD	18,412	—	(572)
The Bank of Nova Scotia	12/5/2017	QAR	73,000	USD	20,032	—	(17)
The Bank of Nova Scotia	12/5/2017	RUB	11,170,000	USD	190,369	—	(522)
The Bank of Nova Scotia	12/5/2017	RUB	250,000	USD	4,260	—	(13)
The Bank of Nova Scotia	12/5/2017	THB	3,539,000	USD	106,484	—	(1,887)
The Bank of Nova Scotia	12/5/2017	TRY	13,000	USD	3,390	75	—
The Bank of Nova Scotia	12/5/2017	TRY	85,000	USD	22,177	505	—
The Bank of Nova Scotia	12/5/2017	TWD	17,964,000	USD	596,670	—	(2,407)
The Bank of Nova Scotia	12/5/2017	TWD	435,000	USD	14,447	—	(60)
The Bank of Nova Scotia	12/5/2017	TWD	120,000	USD	3,979	—	(23)
The Bank of Nova Scotia	12/5/2017	USD	68,064	AED	250,000	—	(1)
The Bank of Nova Scotia	12/5/2017	USD	215,389	BRL	704,000	—	(445)
The Bank of Nova Scotia	12/5/2017	USD	7,329	CLP	4,747,000	4	—
The Bank of Nova Scotia	12/5/2017	USD	14,805	CZK	317,000	—	(15)
The Bank of Nova Scotia	12/5/2017	USD	632,506	HKD	4,940,000	45	—
The Bank of Nova Scotia	12/5/2017	USD	11,284	HUF	2,962,000	—	(20)
The Bank of Nova Scotia	12/5/2017	USD	77,785	KRW	84,649,000	3	—
The Bank of Nova Scotia	12/5/2017	USD	40,417	MXN	752,000	—	(100)
The Bank of Nova Scotia	12/5/2017	USD	6,805	PHP	342,000	—	(2)
The Bank of Nova Scotia	12/5/2017	USD	2,895	PHP	150,000	89	—
The Bank of Nova Scotia	12/5/2017	USD	19,019	PLN	67,000	—	(35)
The Bank of Nova Scotia	12/5/2017	USD	20,048	QAR	73,000	—	—
The Bank of Nova Scotia	12/5/2017	USD	195,502	RUB	11,420,000	—	(339)
The Bank of Nova Scotia	12/5/2017	USD	104,667	THB	3,409,000	—	(276)
The Bank of Nova Scotia	12/5/2017	USD	3,914	THB	130,000	67	—
The Bank of Nova Scotia	12/5/2017	USD	25,089	TRY	98,000	—	(103)
The Bank of Nova Scotia	12/5/2017	USD	617,423	TWD	18,519,000	161	—
The Bank of Nova Scotia	12/5/2017	USD	230,310	ZAR	3,142,000	—	(1,409)
The Bank of Nova Scotia	12/5/2017	ZAR	3,065,000	USD	215,538	—	(7,753)
The Bank of Nova Scotia	12/5/2017	ZAR	77,000	USD	5,414	—	(196)
The Bank of Nova Scotia	12/6/2017	IDR	273,448,000	USD	20,096	—	(110)
The Bank of Nova Scotia	12/6/2017	MYR	198,000	USD	46,842	—	(1,564)
The Bank of Nova Scotia	12/6/2017	USD	20,213	IDR	273,448,000	—	(8)
The Bank of Nova Scotia	12/6/2017	USD	47,217	MYR	193,000	—	(34)
The Bank of Nova Scotia	12/6/2017	USD	1,184	MYR	5,000	39	—
The Bank of Nova Scotia	1/4/2018	AED	250,000	USD	68,055	—	(5)
The Bank of Nova Scotia	1/4/2018	BRL	704,000	USD	214,693	479	—
The Bank of Nova Scotia	1/4/2018	CLP	3,284,000	USD	5,061	—	(12)
The Bank of Nova Scotia	1/4/2018	CLP	4,747,000	USD	7,330	—	(3)
The Bank of Nova Scotia	1/4/2018	CZK	317,000	USD	14,863	12	—
The Bank of Nova Scotia	1/4/2018	EUR	3,000	USD	3,585	5	—
The Bank of Nova Scotia	1/4/2018	HKD	4,940,000	USD	632,709	—	(91)
The Bank of Nova Scotia	1/4/2018	HUF	2,962,000	USD	11,311	19	—

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	1/4/2018	IDR	607,114,000	USD	44,701	$—	$(38)
The Bank of Nova Scotia	1/4/2018	IDR	273,448,000	USD	20,158	8	—
The Bank of Nova Scotia	1/4/2018	INR	2,392,000	USD	36,942	—	(7)
The Bank of Nova Scotia	1/4/2018	KRW	15,737,000	USD	14,459	—	(6)
The Bank of Nova Scotia	1/4/2018	KRW	4,264,000	USD	3,915	—	(4)
The Bank of Nova Scotia	1/4/2018	KRW	84,649,000	USD	77,785	—	(20)
The Bank of Nova Scotia	1/4/2018	MXN	752,000	USD	40,202	107	—
The Bank of Nova Scotia	1/4/2018	MYR	141,000	USD	34,457	25	—
The Bank of Nova Scotia	1/4/2018	MYR	193,000	USD	47,154	23	—
The Bank of Nova Scotia	1/4/2018	PHP	342,000	USD	6,794	4	—
The Bank of Nova Scotia	1/4/2018	PHP	189,000	USD	3,747	—	(6)
The Bank of Nova Scotia	1/4/2018	PLN	67,000	USD	19,027	35	—
The Bank of Nova Scotia	1/4/2018	QAR	73,000	USD	20,043	—	(7)
The Bank of Nova Scotia	1/4/2018	THB	3,409,000	USD	104,715	254	—
The Bank of Nova Scotia	1/4/2018	TRY	98,000	USD	24,860	115	—
The Bank of Nova Scotia	1/4/2018	TWD	18,519,000	USD	618,000	—	(573)
The Bank of Nova Scotia	1/4/2018	TWD	1,524,000	USD	50,803	—	(101)
The Bank of Nova Scotia	1/4/2018	USD	19,330	AED	71,000	—	(1)
The Bank of Nova Scotia	1/4/2018	USD	59,782	BRL	196,000	—	(142)
The Bank of Nova Scotia	1/4/2018	USD	10,376	HKD	81,000	—	—
The Bank of Nova Scotia	1/4/2018	USD	174,328	HKD	1,361,000	12	—
The Bank of Nova Scotia	1/4/2018	USD	1,524	HUF	399,000	—	(3)
The Bank of Nova Scotia	1/4/2018	USD	4,806	MXN	90,000	—	(8)
The Bank of Nova Scotia	1/4/2018	USD	10,509	PLN	37,000	—	(21)
The Bank of Nova Scotia	1/4/2018	USD	3,022	QAR	11,000	—	—
The Bank of Nova Scotia	1/4/2018	USD	4,146	THB	135,000	—	(9)
The Bank of Nova Scotia	1/4/2018	USD	15,588	THB	507,000	—	(52)
The Bank of Nova Scotia	1/4/2018	USD	5,812	TWD	174,000	—	—
The Bank of Nova Scotia	1/4/2018	USD	5,880	ZAR	81,000	—	(9)
The Bank of Nova Scotia	1/4/2018	ZAR	3,142,000	USD	229,181	1,435	—
The Bank of Nova Scotia	1/4/2018	ZAR	374,000	USD	27,275	166	—
The Bank of Nova Scotia	1/10/2018	RUB	11,420,000	USD	194,478	483	—
The Bank of Nova Scotia	1/10/2018	RUB	1,976,000	USD	33,617	50	—

Total unrealized appreciation (depreciation)						$5,262	$(23,977)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,240,029	$—	$—	$2,240,029
Preferred Stocks (f)	46,274	—	—	46,274
Rights	—	—	0	0
Exchange-Traded Funds	24,298	—	—	24,298
Short-Term Investments	21,159	—	—	21,159
Derivatives (g)
Forward Foreign Currency Contracts	—	5,262	—	5,262

TOTAL	$2,331,760	$5,262	$0	$2,337,022

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(23,977)	$—	$(23,977)
Futures Contracts	(1,002)	—	—	(1,002)

TOTAL	$(1,002)	$(23,977)	$—	$(24,979)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Finland — 22.5%
Elisa OYJ	1,656	$67,371
Fortum OYJ	5,151	108,396
Metso OYJ	1,313	46,337
Nokia OYJ	38,995	195,680
Nokian Renkaat OYJ	1,357	59,228
Orion OYJ, Class B	1,213	44,800
Sampo OYJ, Class A	3,687	194,891
UPM-Kymmene OYJ	6,190	186,328

		903,031

France — 22.6%
AXA SA	6,684	201,675
Bouygues SA	2,487	128,648
CNP Assurances	1,999	44,993
Eutelsat Communications SA	2,033	46,024
Sanofi	2,203	200,854
SCOR SE	2,004	81,719
TOTAL SA	3,591	202,618

		906,531

Germany — 25.5%
Allianz SE	849	200,235
Bayerische Motoren Werke AG	1,715	172,856
Daimler AG	2,403	198,839
Hannover Rueck SE	699	91,851
Innogy SE, 144A	1,617	74,743
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	878	195,370
ProSiebenSat.1 Media SE	2,702	85,933

		1,019,827

	Number of Shares	Value
Italy — 10.9%
Atlantia SpA	5,267	$174,969
Snam SpA	26,388	133,046
Terna Rete Elettrica Nazionale SpA	16,317	100,894
UnipolSai Assicurazioni SpA	11,533	27,042

		435,951

Portugal — 2.4%
EDP — Energias de Portugal SA	27,563	96,616

Spain — 15.3%
Enagas SA	2,630	77,179
Endesa SA	3,684	82,151
Gas Natural SDG SA	4,062	90,797
Iberdrola SA	25,836	205,173
Mapfre SA	12,551	42,217
Red Electrica Corp. SA	5,020	113,526

		611,043

TOTAL COMMON STOCKS (Cost $3,504,697)		3,972,999

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG (Cost $23,191)	283	24,488

TOTAL INVESTMENTS — 99.8% (Cost $3,527,888)		$3,997,487
Other assets and liabilities, net — 0.2%		7,750

NET ASSETS — 100.0%		$4,005,237

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	EUR	3,335,500	USD	3,892,078	$—	$(79,499)
The Bank of Nova Scotia	12/5/2017	EUR	7,000	USD	8,149	—	(186)
The Bank of Nova Scotia	12/5/2017	EUR	157,000	USD	183,212	—	(3,728)
The Bank of Nova Scotia	12/5/2017	USD	4,172,629	EUR	3,499,500	—	(5,777)
The Bank of Nova Scotia	1/4/2018	EUR	3,499,500	USD	4,181,693	5,668	—
The Bank of Nova Scotia	1/4/2018	USD	131,457	EUR	110,000	—	(192)

Total unrealized appreciation (depreciation)						$5,668	$(89,382)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,972,999	$—	$—	$3,972,999
Preferred Stock	24,488	—	—	24,488
Derivatives (b)
Forward Foreign Currency Contracts	—	5,668	—	5,668

TOTAL	$3,997,487	$5,668	$—	$4,003,155

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(89,382)	$—	$(89,382)

TOTAL	$—	$(89,382)	$—	$(89,382)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	47

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investments in non-affiliated securities at value	$8,651,817	$9,780,723	$9,445,237	$59,857,940
Investment in affiliated securities at value	—	482,220	—	—
Investment in Deutsche Government & Agency Securities Portfolio*	30,150	672,661	46,350	—
Cash	240,339	92,566	102,310	288,943
Deposit with broker for futures contracts	85,745	59,355	106,030	—
Receivables:
Investment securities sold	151,304	72,704	272,849	5,023,484
Variation margin on futures contracts	20,155	25,912	25,305	—
Interest	132,726	149,850	90,648	813,869
Securities lending income	48	667	9	—
Other assets	57	57	57	57

Total Assets	$9,312,341	$11,336,715	$10,088,795	$65,984,293

Liabilities
Payable upon return of securities loaned	$30,150	$672,661	$46,350	$—
Payables:
Investment securities purchased	411,594	180,272	304,817	5,685,128
Investment advisory fees	2,958	2,997	1,761	14,942

Total Liabilities	444,702	855,930	352,928	5,700,070

Net Assets, at value	$8,867,639	$10,480,785	$9,735,867	$60,284,223

Net Assets Consist of
Paid-in capital	$8,739,275	$11,098,142	$9,895,623	$59,795,497
Undistributed net investment income	16,266	59,644	25,222	131,579
Accumulated net realized gain (loss)	(69,619)	(745,941)	(236,453)	118,684
Net unrealized appreciation (depreciation)	181,717	68,940	51,475	238,463

Net Assets, at value	$8,867,639	$10,480,785	$9,735,867	$60,284,223

Number of Common Shares outstanding	350,001	450,001	400,001	2,250,001

Net Asset Value	$25.34	$23.29	$24.34	$26.79

Investments in non-affiliated securities at cost	$8,493,030	$9,732,785	$9,419,082	$59,619,477

Investments in affiliated securities at cost	$—	$486,359	$—	$—

Value of securities loaned	$28,872	$652,221	$44,676	$—

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$30,150	$672,661	$46,350	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2017 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$3,929,595	$4,925,015	$2,296,285	$3,997,487
Investment in affiliated securities at value	13,936	—	14,316	—
Investment in Deutsche Government & Agency Securities Portfolio*	27,191	14,097	21,159	—
Cash	—	172	26,580	6,721
Foreign currency at value	4,811	3,054	33,830	98
Unrealized appreciation on forward foreign currency contracts	11,419	14,974	5,262	5,668
Deposit with broker for futures contracts	—	—	2,310	—
Receivables:
Investment securities sold	445,914	609,098	499,033	921,064
Dividends	4,304	7,015	872	—
Securities lending income	85	108	8	—
Foreign tax reclaim	4,527	2,925	22	3,619
Other assets	57	57	57	57

Total Assets	$4,441,839	$5,576,515	$2,899,734	$4,934,714

Liabilities
Due to custodian	$615	$—	$—	$—
Payable upon return of securities loaned	27,191	14,097	21,159	—
Unrealized depreciation on forward foreign currency contracts	50,558	84,481	23,977	89,382
Payables:
Investment securities purchased	407,439	535,636	487,930	838,608
Investment advisory fees	1,473	1,842	1,277	1,487
Variation margin on futures contracts	—	—	726	—

Total Liabilities	487,276	636,056	535,069	929,477

Net Assets, at value	$3,954,563	$4,940,459	$2,364,665	$4,005,237

Net Assets Consist of
Paid-in capital	$3,754,560	$4,824,394	$2,507,967	$3,822,127
Undistributed net investment income	13,684	13,972	2,315	4,648
Accumulated net realized gain (loss)	(202,018)	(290,363)	(332,827)	(207,784)
Net unrealized appreciation (depreciation)	388,337	392,456	187,210	386,246

Net Assets, at value	$3,954,563	$4,940,459	$2,364,665	$4,005,237

Number of Common Shares outstanding	150,001	200,001	100,001	150,001

Net Asset Value	$26.36	$24.70	$23.65	$26.70

Investments in non-affiliated securities at cost	$3,501,934	$4,462,661	$2,089,803	$3,527,888

Investments in affiliated securities at cost	$13,940	$—	$14,291	$—

Value of securities loaned	$25,579	$4,280	$19,683	$—

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$27,191	$14,097	$21,159	$—

Foreign currency at cost	$4,789	$3,034	$33,465	$96

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$162,599	$297,193	$116,627	$860,147
Income distributions from affiliated funds	—	1,856	—	—
Securities lending income, net of borrower rebates	311	2,044	12	—

Total Investment Income	162,910	301,093	116,639	860,147

Expenses
Investment advisory fees	16,986	18,341	8,582	91,023

Total Expenses	16,986	18,341	8,582	91,023

Net Investment income (loss)	145,924	282,752	108,057	769,124

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	58,696	(49,419)	7,176	(131,156)
In-kind redemptions	—	—	(107)	349,818
Futures contracts	38,193	92,052	26,748	—
Foreign currency transactions	153	420	327	—
Payments by Affiliates (see note 10)	—	—	156	—

Net realized gain (loss)	97,042	43,053	34,300	218,662
Net change in unrealized appreciation (depreciation) on:
Investments	28,373	(129,779)	(6,587)	(24,042)
Investments in affiliates	—	(4,139)	—	—
Futures contracts	23,025	25,363	25,033	—

Net change in unrealized appreciation (depreciation)	51,398	(108,555)	18,446	(24,042)

Net realized and unrealized gain (loss) on investments and futures	148,440	(65,502)	52,746	194,620

Net Increase (Decrease) in Net Assets Resulting from Operations	$294,364	$217,250	$160,803	$963,744

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$75,264	$70,189	$64,354	$28,367
Income distributions from affiliated funds	403	707	2	—
Securities lending income, net of borrower rebates	741	867	109	364

Total Investment Income	76,408	71,763	64,465	28,731

Expenses
Investment advisory fees	8,852	11,071	7,720	8,944

Total Expenses	8,852	11,071	7,720	8,944

Net Investment income (loss)	67,556	60,692	56,745	19,787

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	20,197	50,363	49,574	46,449
Investments in affiliates	46	865	2,025	—
Futures contracts	—	—	3,369	—
Foreign currency transactions	671	426	(387)	(66)
Forward foreign currency contracts	(103,968)	(159,075)	(5,165)	(233,393)

Net realized gain (loss)	(83,054)	(107,421)	49,416	(187,010)
Net change in unrealized appreciation (depreciation) on:
Investments	141,214	110,132	46,725	178,747
Investments in affiliates	(175)	(712)	(127)	—
Futures contracts	—	—	(988)	—
Foreign currency translations	(745)	(684)	406	134
Forward foreign currency contracts	(903)	(8,011)	(5,046)	37,431

Net change in unrealized appreciation (depreciation)	139,391	100,725	40,970	216,312

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	56,337	(6,696)	90,386	29,302

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,893	$53,996	$147,131	$49,089

* Unaffiliated foreign tax withheld	$7,362	$3,186	$9,865	$5,138

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF		Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$145,924	$267,741	$282,752	$478,802
Net realized gain (loss)	97,042	115,835	43,053	(80,820)
Net change in net unrealized appreciation (depreciation)	51,398	179,710	(108,555)	601,975

Net increase (decrease) in net assets resulting from operations	294,364	563,286	217,250	999,957

Distributions to Shareholders from
Net investment income	(157,412)	(325,064)	(275,117)	(522,877)

Total distributions	(157,412)	(325,064)	(275,117)	(522,877)

Fund Shares Transactions
Proceeds from shares sold	2,502,420	—	—	1,170,920

Net increase (decrease) in net assets resulting from fund share transactions	2,502,420	—	—	1,170,920

Total net increase (decrease) in Net Assets	2,639,372	238,222	(57,867)	1,648,000

Net Assets
Beginning of period	6,228,267	5,990,045	10,538,652	8,890,652

End of period	$8,867,639	$6,228,267	$10,480,785	$10,538,652

Undistributed net investment income	$16,266	$27,754	$59,644	$52,009

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	250,001	450,001	400,001
Shares sold	100,000	—	—	50,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	350,001	250,001	450,001	450,001

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$108,057	$146,491	$769,124	$1,419,698
Net realized gain (loss)	34,300	37,644	218,662	212,593
Net change in net unrealized appreciation (depreciation)	18,446	37,117	(24,042)	(1,719,907)

Net increase (decrease) in net assets resulting from operations	160,803	221,252	963,744	(87,616)

Distributions to Shareholders from
Net investment income	(98,839)	(164,095)	(762,233)	(1,375,484)

Total distributions	(98,839)	(164,095)	(762,233)	(1,375,484)

Fund Shares Transactions
Proceeds from shares sold	3,650,755	1,208,433	6,714,448	51,520,321
Value of shares redeemed	—	—	(6,724,268)	(26,644,648)
Payments by Affiliates (See Note 10)	—	—	—	5,796

Net increase (decrease) in net assets resulting from fund share transactions	3,650,755	1,208,433	(9,820)	24,881,469

Total net increase (decrease) in Net Assets	3,712,719	1,265,590	191,691	23,418,369

Net Assets
Beginning of period	6,023,148	4,757,558	60,092,532	36,674,163

End of period	$9,735,867	$6,023,148	$60,284,223	$60,092,532

Undistributed net investment income	$25,222	$16,003	$131,579	$124,688

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	200,001	2,250,001	1,350,001
Shares sold	150,000	50,000	250,000	1,900,000
Shares redeemed	—	—	(250,000)	(1,000,000)

Shares outstanding, end of period	400,001	250,001	2,250,001	2,250,001

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,556	$153,517	$60,692	$211,266
Net realized gain (loss)	(83,054)	116,135	(107,421)	200,750
Net change in net unrealized appreciation (depreciation)	139,391	343,050	100,725	407,603

Net increase (decrease) in net assets resulting from operations	123,893	612,702	53,996	819,619

Distributions to Shareholders from
Net investment income	(90,298)	(89,798)	(112,425)	(190,359)
Net realized gains	—	(46,490)	—	(262,188)

Total distributions	(90,298)	(136,288)	(112,425)	(452,547)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—	—	—

Total net increase (decrease) in Net Assets	33,595	476,414	(58,429)	367,072

Net Assets
Beginning of period	3,920,968	3,444,554	4,998,888	4,631,816

End of period	$3,954,563	$3,920,968	$4,940,459	$4,998,888

Undistributed net investment income	$13,684	$36,426	$13,972	$65,705

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	150,001	200,001	200,001
Shares sold	—	—	—	—
Shares redeemed	—	—	—	—

Shares outstanding, end of period	150,001	150,001	200,001	200,001

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF		Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$56,745	$77,820	$19,787	$143,457
Net realized gain (loss)	49,416	(163,797)	(187,010)	105,349
Net change in net unrealized appreciation (depreciation)	40,970	340,740	216,312	187,756

Net increase (decrease) in net assets resulting from operations	147,131	254,763	49,089	436,562

Distributions to Shareholders from
Net investment income	(81,190)	(84,449)	(122,371)	(90,079)
Net realized gains	—	—	—	(3,658)

Total distributions	(81,190)	(84,449)	(122,371)	(93,737)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	1,326,417
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—	—	1,326,417

Total net increase (decrease) in Net Assets	65,941	170,314	(73,282)	1,669,242

Net Assets
Beginning of period	2,298,724	2,128,410	4,078,519	2,409,277

End of period	$2,364,665	$2,298,724	$4,005,237	$4,078,519

Undistributed net investment income	$2,315	$26,760	$4,648	$107,232

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001	150,001	100,001
Shares sold	—	—	—	50,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	150,001	150,001

See Notes to Financial Statements.	55

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$24.91		$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.48		1.07	1.07	0.27
Net realized and unrealized gain (loss)	0.49		1.18	(0.80)	(0.04)

Total from investment operations	0.97		2.25	0.27	0.23

Less distributions from:
Net investment income	(0.54)		(1.30)	(1.26)	(0.20)
Net realized gains	—		—	(0.08)	—

Total distributions	(0.54)		(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$25.34		$24.91	$23.96	$25.03

Total Return (%)	3.96	**	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		6	6	6
Ratio of expenses (%)	0.45	*	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	3.90	*	4.35	4.45	4.35	*
Portfolio turnover rate (%)(c)	30	**	35	15	1	**

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.42		$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		1.17	1.08	0.29
Net realized and unrealized gain (loss)	(0.15)		1.30	(2.10)	(0.51)

Total from investment operations	0.48		2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(0.61)		(1.28)	(1.32)	(0.21)

Total distributions	(0.61)		(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$23.29		$23.42	$22.23	$24.57

Total Return (%)	2.09	**	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		11	9	11
Ratio of expenses (%)	0.35	*	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.40	*	5.08	4.81	4.75	*
Portfolio turnover rate (%)(c)	23	**	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	56

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$24.09		$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.38		0.73	0.71	0.17
Net realized and unrealized gain (loss)	0.22		0.39	(0.73)	(0.43)

Total from investment operations	0.60		1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.35)		(0.82)	(0.82)	(0.11)

Total distributions	(0.35)		(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$24.34		$24.09	$23.79	$24.63

Total Return (%)	2.52	**	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		6	5	6
Ratio of expenses (%)	0.25	*	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.15	*	3.04	3.00	2.72 *
Portfolio turnover rate (%)(d)	20	**	26	14	7 **

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$26.71		$27.17	$25.49	$25.07	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.34		0.66	0.80	0.81	0.81
Net realized and unrealized gain (loss)	0.08		(0.46)	1.67	0.40	0.00	(e)

Total from investment operations	0.42		0.20	2.47	1.21	0.81

Less distributions from:
Net investment income	(0.34)		(0.66)	(0.79)	(0.79)	(0.74)

Total distributions	(0.34)		(0.66)	(0.79)	(0.79)	(0.74)

Net Asset Value, end of period	$26.79		$26.71	$27.17	$25.49	$25.07

Total Return (%)	1.58	**	0.77	9.89	4.88	3.46	**(f)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	60		60	37	22	16
Ratio of expenses before fee waiver (%)	0.30	*	0.30	0.30	0.30	0.32	*
Ratio of expenses after fee waiver (%)	0.30	*	0.30	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	2.53	*	2.50	3.07	3.16	3.48	*
Portfolio turnover rate (%)(d)	19	**	0	13	4	5	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
(f)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$26.14		$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		1.02	0.70
Net realized and unrealized gain (loss)	0.37		3.07	(2.38)

Total from investment operations	0.82		4.09	(1.68)

Less distributions from:
Net investment income	(0.60)		(0.60)	(0.36)
Net realized gains	—		(0.31)	—

Total distributions	(0.60)		(0.91)	(0.36)

Net Asset Value, end of period	$26.36		$26.14	$22.96

Total Return (%)	3.20	**	18.17	(6.67)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		4	3
Ratio of expenses (%)	0.45	*	0.45	0.45 *
Ratio of net investment income (loss) (%)	3.43	*	4.17	3.83 *
Portfolio turnover rate (%)(c)	16	**	36	33 **

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$24.99		$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.30		1.06	0.88
Net realized and unrealized gain (loss)	(0.03)		3.03	(2.17)

Total from investment operations	0.27		4.09	(1.29)

Less distributions from:
Net investment income	(0.56)		(0.95)	(0.38)
Net realized gains	—		(1.31)	(0.17)

Total distributions	(0.56)		(2.26)	(0.55)

Net Asset Value, end of period	$24.70		$24.99	$23.16

Total Return (%)	1.13	**	18.93 (d)	(5.08)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5	5
Ratio of expenses (%)	0.45	*	0.45	0.45 *
Ratio of net investment income (loss) (%)	2.47	*	4.48	4.86 *
Portfolio turnover rate (%)(c)	15	**	41	33 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$22.99		$21.28	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		0.78	0.39
Net realized and unrealized gain (loss)	0.90		1.77	(3.32)

Total from investment operations	1.47		2.55	(2.93)

Less distributions from:
Net investment income	(0.81)		(0.84)	(0.27)
Net realized gains	—		—	(0.52)

Total distributions	(0.81)		(0.84)	(0.79)

Net Asset Value, end of period	$23.65		$22.99	$21.28

Total Return (%)	6.46	**	12.23	(11.67)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	2
Ratio of expenses (%)	0.65	*	0.65	0.65 *
Ratio of net investment income (loss) (%)	4.78	*	3.49	2.20 *
Portfolio turnover rate (%)(c)	27	**	48	39 **

Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$27.19		$24.09	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		1.37	0.75
Net realized and unrealized gain (loss)	0.20		2.67	(1.38)

Total from investment operations	0.33		4.04	(0.63)

Less distributions from:
Net investment income	(0.82)		(0.90)	(0.28)
Net realized gains	—		(0.04)	—

Total distributions	(0.82)		(0.94)	(0.28)

Net Asset Value, end of period	$26.70		$27.19	$24.09

Total Return (%)	1.22	**	17.45	(2.52)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		4	2
Ratio of expenses (%)	0.45	*	0.45	0.45 *
Ratio of net investment income (loss) (%)	1.00	*	5.65	3.95 *
Portfolio turnover rate (%)(c)	24	**	45	46 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF offer shares that are listed and traded of the Bats BZX Exchange. (“Bats BZX”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	MSCI EAFE High Dividend Yield US Dollar Hedged Index

60

DBX ETF Trust

Notes to Financial Statements (Continued)

Fund	Underlying Index
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	MSCI EMU High Dividend Yield US Dollar Hedged Index

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indexes are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) in developed international stock markets (excluding the U.S. and Canada) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) in global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EMU High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) from countries in the European Monetary Union (the “EMU”) in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Hedged Indexes are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This

61

DBX ETF Trust

Notes to Financial Statements (Continued)

means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

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Investments in open-end investment companies are valued as their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or

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permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2017, the Funds did not incur any interest or penalties.

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$34,361	$27,047	$61,408
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	173,436	525,306	698,742
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	172,360	63,885	236,245
Xtrackers Municipal Infrastructure Revenue Bond ETF	94,048	—	94,048
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	191,238	60,163	251,401

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	$5,513
Xtrackers Municipal Infrastructure Revenue Bond ETF	5,930
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	138,404
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	171,506
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	124,686
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	111,685

As of May 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$6,176,236	$25,066	$125,715	$(100,649)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	11,014,488	92,756	301,915	(209,159)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	5,876,038	(1,478)	44,665	(46,143)
Xtrackers Municipal Infrastructure Revenue Bond ETF	58,773,523	262,505	918,174	(655,669)
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	3,781,834	269,576	351,591	(82,015)

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	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	$4,948,263	$281,106	$384,759	$(103,653)
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	2,128,826	141,633	186,571	(44,938)
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	3,944,794	260,618	281,085	(20,467)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of November 30, 2017, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

As of November 30, 2017, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF had securities on loan, which were classified as corporate bonds and exchange-traded funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$348,916	$ —	$ —	$ —	$348,916
Exchange-Traded Funds	323,745	—	—	—	323,745

Total Borrowings	$672,661	$—	$—	$—	$672,661

Gross amount of recognized liabilities for securities lending transactions					$672,661

As of November 30, 2017, the Funds listed below had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

As of November 30, 2017, Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Funds’ exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2017, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2017 is included in a table following each Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non-U.S. currencies during the period ended November 30, 2017.

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF,

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Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments. For the period ended November 30, 2017, Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2017 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$22,930	Unrealized depreciation on future contracts*	$—
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$25,141	Unrealized depreciation on future contracts*	$—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$25,320	Unrealized depreciation on future contracts*	$—
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11,419	Unrealized depreciation on forward foreign currency contracts	$50,558
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$14,974	Unrealized depreciation on forward foreign currency contracts	$84,481
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Equity Contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$1,002
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,262	Unrealized depreciation on forward foreign currency contracts	$23,977

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,668	Unrealized depreciation on forward foreign currency contracts	$89,382

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$38,193	$—	$—	$38,193
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	92,052	—	—	92,052
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	26,748	—	—	26,748
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	—	(103,968)	(103,968)
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	—	(159,075)	(159,075)
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	3,369	(5,165)	(1,796)
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	—	(233,393)	(233,393)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$23,025	$—	$—	$23,025
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	25,363	—	—	25,363
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	25,033	—	—	25,033
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	—	(903)	(903)
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	—	(8,011)	(8,011)
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(988)	(5,046)	(6,034)
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	—	37,431	37,431

For the period ended November 30, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(7,013,939)	$—
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(9,968,277)	—

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	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	$(6,572,807)	$—
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(3,987,996)
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	(4,926,547)
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	59,708	(2,323,496)
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	(3,997,162)

As of November 30, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Goldman Sachs & Co.	$4,365	$(4,365)	$—	$—	$42,101	$(4,365)	$—	$37,736
JP Morgan & Chase Co.	—	—	—	—	17	—	—	17
RBC Capital Markets	6,570	(5,795)	—	775	5,795	(5,795)	—	—
The Bank of New York Mellon	331	(331)	—	—	1,966	(331)	—	1,635
The Bank of Nova Scotia	153	(153)	—	—	679	(153)	—	526

	$11,419	$(10,644)	$—	$775	$50,558	$(10,644)	$—	$39,914

Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF
JP Morgan & Chase Co.	$418	$(418)	$—	$—	$2,912	$(418)	$—	$2,494
RBC Capital Markets	3,057	(3,057)	—	—	13,304	(3,057)	—	10,247
The Bank of New York Mellon	10,428	(10,428)	—	—	65,392	(10,428)	—	54,964
The Bank of Nova Scotia	1,071	(1,071)	—	—	2,873	(1,071)	—	1,802

	$14,974	$(14,974)	$—	$—	$84,481	$(14,974)	$—	$69,507

Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$5,262	$(5,262)	$—	$—	$23,977	$(5,262)	$—	$18,715
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$5,668	$(5,668)	$—	$—	$89,382	$(5,668)	$—	$83,714

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.30%
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	0.45%
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	0.45%
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	0.65%
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$4,363,481	$2,138,040
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	2,552,788	2,346,718
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	3,725,989	1,328,727
Xtrackers Municipal Infrastructure Revenue Bond ETF	12,533,270	11,414,461
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	628,436	737,387
Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF	749,520	951,704
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	612,534	639,435
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	951,272	1,257,324

For the period ended November 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$407,096	$—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	1,186,858	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	6,469,597	6,528,051

5. Fund Share Transactions

As of November 30, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation

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Notes to Financial Statements (Continued)

Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2017.

Pro-rata Share
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,050,000
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	525,000
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	525,000

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2017, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	63%
Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	49%
Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	35%

8. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for

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Notes to Financial Statements (Continued)

certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

10. Payments by Affiliates

During the period ended November 30, 2017, the Advisor agreed to reimburse Xtrackers Investment Grade Bond – Interest Rate Hedged ETF $156 for a loss on a trade executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

In addition, during the year ended May 31, 2017, the Advisor agreed to compensate Xtrackers Municipal Infrastructure Revenue Bond ETF $5,796 for an accounting adjustment related to certain investments held by the Fund. The amount compensated was less than 0.01% of the Fund’s net assets, thus having no impact on the Fund’s total return.

11. Fund Name and Strategy Change

Effective February 13, 2018, Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF will change its name to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. At that time, the Fund will change its investment objective from seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index, to seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the MSCI ACWI ex US High Dividend Yield Index. In addition, as of February 13, 2018, the Advisor has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund’s average daily net assets annually.

Also effective on February 13, 2018, Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF will change its name to Xtrackers MSCI EAFE High Dividend Yield Equity ETF. At that time, the Fund will change its investment objective from seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index, to seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the MSCI EAFE High Dividend Yield Index. In addition, as of February 13, 2018, the Advisor has agreed, until February 13, 2019, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.20% of the Fund’s average daily net assets annually.

12. Fund Liquidation

On December 6, 2017, the Board of Trustees unanimously voted to close and liquidate Xtrackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Xtrackers MSCI Eurozone High Dividend Yield Hedged Equity ETF. After the close of business on December 18, 2017, the Funds no longer accepted creation orders and the final day of trading on the exchange was December 18, 2017. Proceeds of the liquidation were sent to shareholders on December 29, 2017.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Xtrackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave New York, New York 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049075-2 (1/18) DBX 003106 (1/19)

November 30, 2017

Semi-Annual Report

DBX ETF Trust

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking China’s equity market for the period ended November 30, 2017.

The Chinese economy continued to grow steadily amidst a synchronized global recovery on the back of robust consumer spending, infrastructure investments, and strong momentum in the services sector. Reforms introduced in the previous review period did not slow economic development, as China continued its shift toward sustainable growth. Economic initiatives, such as restructuring of state-owned enterprises and reduction in trade barriers, have started to show results. Moreover, the Chinese government continues to make rigorous improvements in its policy framework to reduce financial sector risks. During the 19th Congress, the Communist Party of China re-affirmed that Chinese structural reforms would focus on reducing overcapacity and the economy’s debt.

China’s third quarter witnessed stronger-than-expected gross domestic product growth of 6.8% year-over-year, supported by the development of secondary industries, strong retail sales, and improved exports, which provided reassurance about its economic stability. However, economic growth was supported by high debt, which continued to be a major concern. Consequently, S&P downgraded China’s long-term sovereign credit rating by one notch to A+. To ensure the financial stability of the country, the People’s Bank of China (PBOC) continued to tighten controls over the financial industry, targeting asset ratios and leveraged lending for asset management products in order to reduce risks from shadow banking and excess leverage. Nevertheless, PBOC relaxed norms and reduced the reserve rate requirement ratio for lending to small businesses and individuals to increase the employment rate and consumer spending.

The growth of Chinese equity markets was stable and a number of headline indicators improved, both because of high consumer confidence and improved industrial earnings. Private investment increased significantly because of China’s consistent efforts to reduce cost and increase the ease of doing business. Simultaneously, imports increased significantly, and exports grew marginally. China has been one of the biggest importers of commodities in order to support its high infrastructure and real estate investments. On the other hand, real estate consumption has been increasing because of increasing real income and housing prices in larger cities.

The world’s second-largest economy expects a slower rate of economic expansion, as structural reforms have taken center-stage; limiting the pace of rising debt and the negative effects on investments remains a challenge. As the Chinese government increases its efforts to promote economic rebalance, we expect continued transformative policies to help strengthen the Chinese economy and influence global growth trajectory.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

The Xtrackers CSI 300 China A-Shares Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Sector Diversification* as of 11/30/17

Financials	35.2%
Industrials	14.5%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	7.5%
Materials	6.9%
Real Estate	5.6%
Health Care	4.7%
Utilities	2.5%
Energy	2.2%
Telecommunication Services	0.7%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages are based on the sector allocations of the Fund’s investment in Xtrackers Harvest CSI 300 China A-Shares ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (24.4% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	6.6%
Kweichow Moutai Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.6%
Midea Group Co. Ltd.	2.0%
Industrial Bank Co. Ltd.	1.9%
China Vanke Co. Ltd.	1.9%
China Minsheng Banking Corp. Ltd.	1.8%
Gree Electric Appliances, Inc. of Zhuhai	1.8%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.5%
Bank of Communications Co. Ltd.	1.5%

Sector Diversification* as of 11/30/17

Financials	35.2%
Industrials	14.5%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	7.5%
Materials	6.9%
Real Estate	5.6%
Health Care	4.7%
Utilities	2.5%
Energy	2.2%
Telecommunication Services	0.7%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (7.3% of Net Assets)

Description	% of Net Assets
Shenzhen Sunway Communication Co. Ltd.	1.0%
Jiangxi Ganfeng Lithium Co. Ltd.	0.9%
LONGi Green Energy Technology Co. Ltd.	0.9%
Hengtong Optic-electric Co. Ltd.	0.9%
Fangda Carbon New Material Co. Ltd.	0.6%
Zhejiang Huayou Cobalt Co. Ltd.	0.6%
Shanghai Jahwa United Co. Ltd.	0.6%
China Jushi Co. Ltd.	0.6%
NavInfo Co. Ltd.	0.6%
Jinyu Bio-Technology Co. Ltd.	0.6%

Sector Diversification* as of 11/30/17

Industrials	21.4%
Materials	18.6%
Information Technology	18.2%
Health Care	11.9%
Consumer Discretionary	11.6%
Consumer Staples	6.3%
Real Estate	5.6%
Utilities	3.3%
Energy	2.1%
Financials	1.0%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe and is composed of A-shares, H-shares, B-shares, Red chips, and P chips share classes. The Underlying Index captures large and mid-cap representation across China A-shares, B-shares, H-shares, Red chips, and P chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai and Shenzhen. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. The Fund, using “passive” or indexing investment approach, attempts to approximate the performance of the Underlying Index. The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of 11/30/17 (70.4% of Net Assets)

Description	% of Net Assets
Xtrackers Harvest CSI 300 China A-Shares ETF	35.9%
Tencent Holdings Ltd.	10.2%
Alibaba Group Holding Ltd.	7.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.1%
China Construction Bank Corp.	2.7%
Baidu, Inc.	2.4%
China Mobile Ltd.	2.3%
Industrial & Commercial Bank of China Ltd.	2.2%
Bank of China Ltd.	1.5%
NetEase, Inc.	1.0%

Sector Diversification* as of 11/30/17

Information Technology	28.2%
Financials	25.2%
Consumer Discretionary	10.1%
Industrials	9.3%
Real Estate	5.2%
Consumer Staples	4.4%
Materials	4.4%
Energy	3.7%
Health Care	3.5%
Telecommunication Services	3.3%
Utilities	2.7%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Xtrackers CSI 300 China A-Shares Hedged Equity ETF invests. These expenses are not included in Xtrackers MSCI All China Equity ETF’s and Xtrackers CSI 300 China A-Shares Hedged Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF(2)
Actual	$1,000.00	$1,154.10	0.05%	$0.27
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	0.05%	$0.25
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,184.60	0.65%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,097.30	0.65%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI All China Equity ETF(2)
Actual	$1,000.00	$1,209.90	0.35%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of Investments

Xtrackers CSI 300 China A-Shares Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND — 99.8%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $2,736,584)	110,447	$3,375,260

SECURITIES LENDING COLLATERAL — 45.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $1,531,980)	1,531,980	1,531,980

TOTAL INVESTMENTS — 145.1% (Cost $4,268,564)		$4,907,240
Other assets and liabilities, net — (45.1%)		(1,526,837)

NET ASSETS — 100.0%		$3,380,403

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $1,485,919, which is 44.0% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Xtrackers Harvest CSI 300 China A-Shares ETF	2,932,996	32,764	(134,420)	(29,921)	573,841	—	—	3,375,260

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2017	CNH	21,530,000	USD	3,239,957	$—	$(15,146)
Goldman Sachs & Co.	12/5/2017	CNH	944,000	USD	142,062	—	(661)
Goldman Sachs & Co.	12/5/2017	USD	3,398,483	CNH	22,474,000	—	(657)
Goldman Sachs & Co.	1/4/2018	CNH	22,474,000	USD	3,391,215	822	—
Goldman Sachs & Co.	1/4/2018	USD	18,264	CNH	121,000	—	(11)

Total unrealized appreciation (depreciation)						$822	$(16,475)

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers CSI 300 China A-Shares Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,375,260	$—	$—	$3,375,260
Short-Term Investments	1,531,980	—	—	1,531,980
Derivatives (e)
Forward Foreign Currency Contracts	—	822	—	822

TOTAL	$4,907,240	$822	$—	$4,908,062

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(16,475)	$—	$(16,475)

TOTAL	$—	$(16,475)	$—	$(16,475)

(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 11.0%
Alpha Group, Class A	207,692	$452,331
Beijing Enlight Media Co. Ltd., Class A	347,100	489,790
Beijing Gehua CATV Network Co. Ltd., Class A	269,200	587,509
BYD Co. Ltd., Class A	210,697	1,982,723
China Film Co. Ltd., Class A	214,600	480,682
China Grand Automotive Services Co. Ltd., Class A	829,697	1,047,803
China International Travel Service Corp. Ltd., Class A	378,603	2,387,205
China Media Group, Class A	784,330	1,237,248
China Shipbuilding Industry Group Power Co. Ltd., Class A	134,676	519,810
Chinese Universe Publishing and Media Co. Ltd., Class A	212,471	576,174
Chongqing Changan Automobile Co. Ltd., Class A	756,956	1,504,318
Chongqing Sokon Industry Group Co. Ltd., Class A	73,900	226,443
CITIC Guoan Information Industry Co. Ltd., Class A	1,070,800	1,519,095
Fuyao Glass Industry Group Co. Ltd., Class A	545,540	2,172,457
Great Wall Motor Co. Ltd., Class A	462,411	796,573
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,874,961	12,037,704
Hangzhou Robam Appliances Co. Ltd., Class A	183,384	1,237,278
Hisense Electric Co. Ltd., Class A	305,573	702,477
Huayi Brothers Media Corp., Class A	652,665	826,208
Huayu Automotive Systems Co. Ltd., Class A	613,159	2,369,397
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,020	625,655
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	604,230	801,448
Leo Group Co. Ltd., Class A	1,073,726	485,555
Liaoning Cheng Da Co. Ltd., Class A*	476,378	1,249,322
Midea Group Co. Ltd., Class A	1,762,487	13,642,687
Nanjing Xinjiekou Department Store Co. Ltd., Class A (a)	161,468	965,350
Qingdao Haier Co. Ltd., Class A	1,183,619	3,095,142
SAIC Motor Corp. Ltd., Class A	1,362,752	6,364,552
Shandong Linglong Tyre Co. Ltd., Class A	88,302	228,638
Shanghai Oriental Pearl Group Co. Ltd., Class A	515,353	1,401,420
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,275,980	1,715,613
Songcheng Performance Development Co. Ltd., Class A	286,124	799,706
Suning Commerce Group Co. Ltd., Class A	1,446,951	2,608,578
TCL Corp., Class A	2,836,580	1,793,268
Triangle Tyre Co. Ltd., Class A	89,700	301,039
Wanda Film Holding Co. Ltd., Class A (a)	137,403	1,103,700

	Number of Shares	Value
Consumer Discretionary (Continued)
Wanxiang Qianchao Co. Ltd., Class A	534,189	$799,842
Wasu Media Holding Co. Ltd., Class A	221,939	445,765
Wuchan Zhongda Group Co. Ltd., Class A	667,830	733,291
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	162,989	472,803
Zhejiang Century Huatong Group Co. Ltd., Class A*	121,904	578,555
Zhejiang Huace Film & TV Co. Ltd., Class A	269,402	418,452

		73,783,606

Consumer Staples — 7.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	792,413	762,224
COFCO Tunhe Sugar Co. Ltd., Class A	398,509	502,664
Fujian Sunner Development Co. Ltd., Class A	193,200	417,262
Henan Shuanghui Investment & Development Co. Ltd., Class A	385,947	1,462,208
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,361,435	10,243,040
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	234,153	3,681,981
Kweichow Moutai Co. Ltd., Class A	195,340	18,642,076
Luzhou Laojiao Co. Ltd., Class A	272,408	2,442,315
Muyuan Foodstuff Co. Ltd., Class A	134,300	953,642
New Hope Liuhe Co. Ltd., Class A	815,946	939,117
Shanghai Bailian Group Co. Ltd., Class A	310,555	624,220
Wuliangye Yibin Co. Ltd., Class A	739,123	7,333,212
Yonghui Superstores Co. Ltd., Class A	1,483,792	2,035,420

		50,039,381

Energy — 2.2%
China Merchants Energy Shipping Co. Ltd., Class A	824,300	561,011
China Petroleum & Chemical Corp., Class A	4,079,415	3,720,394
China Shenhua Energy Co. Ltd., Class A	768,340	2,765,694
Guanghui Energy Co. Ltd., Class A	1,222,234	802,265
Offshore Oil Engineering Co. Ltd., Class A	863,683	792,897
PetroChina Co. Ltd., Class A	1,885,721	2,330,092
Shaanxi Coal Industry Co. Ltd., Class A	1,161,508	1,507,243
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	612,600	910,760
Sinopec Oilfield Service Corp., Class A*	699,100	310,857
Wintime Energy Co. Ltd., Class A (a)	1,911,385	940,790
Yanzhou Coal Mining Co. Ltd., Class A	151,423	319,249

		14,961,252

Financials — 35.0%
Agricultural Bank of China Ltd., Class A	14,856,370	8,403,458
Anxin Trust Co. Ltd., Class A	705,020	1,462,949
Avic Capital Co. Ltd., Class A	1,740,690	1,587,496
Bank of Beijing Co. Ltd., Class A	5,680,765	6,375,062
Bank of China Ltd., Class A	8,202,900	4,875,663

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Bank of Communications Co. Ltd., Class A	10,691,510	$10,203,335
Bank of Guiyang Co. Ltd., Class A	261,800	569,776
Bank of Hangzhou Co. Ltd., Class A	161,280	293,684
Bank of Jiangsu Co. Ltd., Class A	492,400	582,370
Bank of Nanjing Co. Ltd., Class A	1,975,300	2,437,793
Bank of Ningbo Co. Ltd., Class A	988,781	2,748,650
Bank of Shanghai Co. Ltd., Class A	332,870	760,699
Bohai Financial Investment Holding Co. Ltd., Class A	721,400	641,545
Central China Securities Co. Ltd., Class A	304,900	326,024
Changjiang Securities Co. Ltd., Class A	1,284,527	1,732,933
China CITIC Bank Corp. Ltd., Class A	1,186,001	1,140,817
China Construction Bank Corp., Class A	2,611,470	2,820,051
China Everbright Bank Co. Ltd., Class A	6,176,687	3,904,861
China Galaxy Securities Co. Ltd., Class A	250,800	452,524
China Life Insurance Co. Ltd., Class A	648,834	3,040,106
China Merchants Bank Co. Ltd., Class A	4,009,192	17,578,377
China Merchants Securities Co. Ltd., Class A	885,927	2,564,564
China Minsheng Banking Corp. Ltd., Class A	9,188,182	12,298,342
China Pacific Insurance Group Co. Ltd., Class A	1,223,193	7,721,847
CITIC Securities Co. Ltd., Class A	3,058,195	8,875,930
Dongxing Securities Co. Ltd., Class A	425,122	1,055,749
Everbright Securities Co. Ltd., Class A	757,847	1,719,280
First Capital Securities Co. Ltd., Class A	158,180	230,144
Founder Securities Co. Ltd., Class A*	1,603,531	1,848,017
GF Securities Co. Ltd., Class A	1,147,325	3,085,261
Guosen Securities Co. Ltd., Class A	958,402	1,794,494
Guotai Junan Securities Co. Ltd., Class A	1,753,975	5,363,871
Guoyuan Securities Co. Ltd., Class A	782,502	1,442,656
Haitong Securities Co. Ltd., Class A	3,144,435	6,795,925
Huaan Securities Co. Ltd., Class A	420,900	512,447
Huatai Securities Co. Ltd., Class A	1,265,873	3,695,058
Huaxia Bank Co. Ltd., Class A	2,485,460	3,484,659
Industrial & Commercial Bank of China Ltd., Class A	8,392,884	7,514,613
Industrial Bank Co. Ltd., Class A	4,844,300	12,814,290
Industrial Securities Co. Ltd., Class A	1,825,448	2,183,835
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	79,600	142,059
New China Life Insurance Co. Ltd., Class A	323,523	3,057,172
Northeast Securities Co. Ltd., Class A	548,925	773,754
Orient Securities Co. Ltd., Class A	1,212,037	2,859,659
Pacific Securities Co. Ltd., Class A	2,634,233	1,498,014
Ping An Bank Co. Ltd., Class A	3,339,047	6,756,975
Ping An Insurance Group Co. of China Ltd., Class A	4,213,136	44,553,376
SDIC Essence Holdings Co. Ltd., Class A	328,700	716,370
Sealand Securities Co. Ltd., Class A	1,140,849	902,410
Shanghai Pudong Development Bank Co. Ltd., Class A	4,368,142	8,528,973

	Number of Shares	Value
Financials (Continued)
Shanxi Securities Co. Ltd., Class A	658,598	$995,084
Shenwan Hongyuan Group Co. Ltd., Class A	2,344,731	2,010,712
Sinolink Securities Co. Ltd., Class A	822,130	1,345,370
SooChow Securities Co. Ltd., Class A	931,794	1,510,735
Southwest Securities Co. Ltd., Class A	1,096,532	852,428
Western Securities Co. Ltd., Class A	680,521	1,354,475

		234,796,721

Health Care — 4.7%
Beijing Tongrentang Co. Ltd., Class A	214,322	1,046,342
Dong-E-E-Jiao Co. Ltd., Class A	205,619	1,870,253
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	205,323	964,939
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	167,856	399,591
Huadong Medicine Co. Ltd., Class A	187,312	1,414,210
Hualan Biological Engineering, Inc., Class A	214,235	938,021
Jiangsu Hengrui Medicine Co. Ltd., Class A	657,536	6,482,974
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	358,448	1,241,467
Kangmei Pharmaceutical Co. Ltd., Class A	1,156,240	3,714,294
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	399,826	1,170,108
Searainbow Holding Corp., Class A*(a)	198,798	827,349
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	30,100	248,834
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	390,284	2,163,949
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	447,552	1,636,717
Shanghai RAAS Blood Products Co. Ltd., Class A	576,712	1,724,405
Tasly Pharmaceutical Group Co. Ltd., Class A	251,792	1,397,596
Yunnan Baiyao Group Co. Ltd., Class A	203,286	2,893,149
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	118,149	1,099,667

		31,233,865

Industrials — 14.5%
AECC Aero-Engine Control Co. Ltd., Class A	177,816	444,009
AECC Aviation Power Co. Ltd., Class A	349,782	1,450,041
Air China Ltd., Class A	766,834	1,291,993
Aurora Optoelectronics Co. Ltd., Class A*(a)	202,632	524,568
AVIC Aircraft Co. Ltd., Class A	536,878	1,407,986
AVIC Helicopter Co. Ltd., Class A	90,964	613,727
Beijing Orient Landscape & Environment Co. Ltd., Class A	418,000	1,288,411
Beijing Originwater Technology Co. Ltd., Class A	731,173	1,889,887
China Avionics Systems Co. Ltd., Class A	206,948	445,389
China Baoan Group Co. Ltd., Class A	834,130	958,784

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
China Communications Construction Co. Ltd., Class A	593,896	$1,251,224
China CSSC Holdings Ltd., Class A*(a)	254,009	922,656
China Eastern Airlines Corp. Ltd., Class A	1,139,365	1,275,171
China Gezhouba Group Co. Ltd., Class A	1,070,012	1,469,428
China High-Speed Railway Technology Co. Ltd., Class A	656,510	841,998
China National Chemical Engineering Co. Ltd., Class A	765,500	727,074
China Nuclear Engineering Corp. Ltd., Class A	208,200	324,333
China Railway Construction Corp. Ltd., Class A	1,788,370	3,175,406
China Railway Group Ltd., Class A	2,887,687	3,777,808
China Shipbuilding Industry Co. Ltd., Class A*	3,696,094	3,443,479
China Southern Airlines Co. Ltd., Class A	1,364,860	2,285,122
China Spacesat Co. Ltd., Class A	227,040	863,603
China State Construction Engineering Corp. Ltd., Class A	5,828,651	8,506,856
CITIC Heavy Industries Co. Ltd., Class A*(a)	676,100	441,680
COSCO SHIPPING Development Co. Ltd., Class A*	1,225,800	652,583
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,482,706	1,410,521
CRRC Corp. Ltd., Class A	3,788,546	6,646,673
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A (a)	123,293	483,972
Daqin Railway Co. Ltd., Class A	2,311,460	3,093,879
Eternal Asia Supply Chain Management Ltd., Class A	569,300	646,629
Guangshen Railway Co. Ltd., Class A	1,316,350	1,001,412
Guoxuan High-Tech Co. Ltd., Class A	264,166	945,291
Hainan Airlines Holding Co. Ltd., Class A	2,553,200	1,231,826
Han’s Laser Technology Industry Group Co. Ltd., Class A	333,137	2,444,150
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	427,400	395,603
Jiangsu Zhongtian Technology Co. Ltd., Class A	831,268	1,877,044
Jihua Group Corp. Ltd., Class A	516,900	534,732
Luxshare Precision Industry Co. Ltd., Class A	493,158	1,755,765
Metallurgical Corp. of China Ltd., Class A	2,070,300	1,559,324
NARI Technology Co. Ltd., Class A	564,642	1,619,143
Ningbo Zhoushan Port Co. Ltd., Class A	1,530,900	1,322,077
Power Construction Corp. of China Ltd., Class A	1,786,706	1,964,542
Sany Heavy Industry Co. Ltd., Class A	1,489,444	2,029,657
SF Holding Co. Ltd., Class A	85,900	665,436
Shanghai Construction Group Co. Ltd., Class A	1,710,911	996,236
Shanghai Electric Group Co. Ltd., Class A*	1,324,203	1,377,897
Shanghai International Airport Co. Ltd., Class A	375,594	2,372,208

	Number of Shares	Value
Industrials (Continued)
Shanghai International Port Group Co. Ltd., Class A	1,261,753	$1,421,688
Shanghai Tunnel Engineering Co. Ltd., Class A	725,494	980,946
Shenzhen Inovance Technology Co. Ltd., Class A	389,334	1,534,512
Siasun Robot & Automation Co. Ltd., Class A*	422,473	1,245,330
Spring Airlines Co. Ltd., Class A	92,227	535,907
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	615,345	1,310,373
TBEA Co. Ltd., Class A	1,452,197	2,196,338
Tus-Sound Environmental Resources Co. Ltd., Class A	199,606	1,048,461
Weichai Power Co. Ltd., Class A	1,883,918	2,319,317
XCMG Construction Machinery Co. Ltd., Class A	1,635,972	927,857
Xiamen C & D, Inc., Class A	548,581	955,800
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	788,325	1,883,806
YTO Express Group Co. Ltd., Class A	129,311	350,468
Zhejiang Chint Electrics Co. Ltd., Class A	167,800	610,860
Zhengzhou Yutong Bus Co. Ltd., Class A	516,500	1,858,397
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,702,603	1,133,026

		96,960,319

Information Technology — 9.1%
Aisino Corp., Class A	433,395	1,445,328
Beijing Shiji Information Technology Co. Ltd., Class A	124,840	536,223
Beijing Xinwei Technology Group Co. Ltd., Class A (a)	430,545	1,068,988
BOE Technology Group Co. Ltd., Class A	9,248,074	7,469,066
DHC Software Co. Ltd., Class A	733,908	1,052,262
Digital China Information Service Co. Ltd., Class A (a)	82,200	223,700
Dongxu Optoelectronic Technology Co. Ltd., Class A	912,200	1,316,171
East Money Information Co. Ltd., Class A	998,540	2,055,404
Fiberhome Telecommunication Technologies Co. Ltd., Class A	215,702	1,001,209
Focus Media Information Technology Co. Ltd., Class A	664,566	1,206,127
Giant Network Group Co. Ltd., Class A	93,059	556,504
GoerTek, Inc., Class A	753,842	2,158,264
GRG Banking Equipment Co. Ltd., Class A	475,350	477,370
Guangzhou Haige Communications Group, Inc. Co., Class A	619,540	873,291
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	16,301	179,851
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,437,406	8,045,856
Hithink RoyalFlush Information Network Co. Ltd., Class A	84,872	641,556
Hundsun Technologies, Inc., Class A	192,033	1,363,884
Iflytek Co. Ltd., Class A	378,719	3,772,355

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Inspur Electronic Information Industry Co. Ltd., Class A	303,427	$861,375
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*(a)	335,800	586,648
Leshi Internet Information & Technology Corp. Beijing, Class A (a)	678,612	1,748,735
Neusoft Corp., Class A	337,107	771,911
O-film Tech Co. Ltd., Class A	740,112	2,446,929
Ourpalm Co. Ltd., Class A	742,900	675,272
Sanan Optoelectronics Co. Ltd., Class A	952,821	3,506,123
Shanghai 2345 Network Holding Group Co. Ltd., Class A	769,530	698,314
Shenzhen Huiding Technology Co. Ltd., Class A	20,200	341,132
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	194,979	454,133
Suzhou Victory Precision Manufacture Co. Ltd., Class A	794,934	739,401
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,127	635,012
Tsinghua Tongfang Co. Ltd., Class A	688,751	1,153,144
Unigroup Guoxin Co. Ltd., Class A	139,131	1,008,568
Unisplendour Corp. Ltd., Class A	55,100	556,925
Wangsu Science & Technology Co. Ltd., Class A	566,861	791,320
Wonders Information Co. Ltd., Class A	272,571	518,602
Yonyou Network Technology Co. Ltd., Class A	285,789	885,648
Youzu Interactive Co. Ltd., Class A	132,994	424,412
Zhejiang Dahua Technology Co. Ltd., Class A	562,855	2,072,005
ZTE Corp., Class A*	923,017	4,617,947

		60,936,965

Materials — 6.8%
Aluminum Corp. of China Ltd., Class A*(a)	2,354,752	2,696,859
Anhui Conch Cement Co. Ltd., Class A	778,796	3,689,089
Baoshan Iron & Steel Co. Ltd., Class A	3,430,690	4,866,963
BBMG Corp., Class A	1,295,900	1,162,251
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	349,290	1,822,548
Beijing Shougang Co. Ltd., Class A*	605,369	580,474
China Hainan Rubber Industry Group Co. Ltd., Class A*	611,100	521,273
China Molybdenum Co. Ltd., Class A	1,031,390	1,102,849
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	846,218	1,816,095
Hesteel Co. Ltd., Class A	1,652,178	1,036,999
Hubei Biocause Pharmaceutical Co. Ltd., Class A	576,100	787,662
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	5,323,807	2,093,483
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,313,070	990,974
Jiangsu Bicon Pharmaceutical Listed Co., Class A	178,506	717,059

	Number of Shares	Value
Materials (Continued)
Jiangxi Copper Co. Ltd., Class A	400,395	$1,116,666
Jinduicheng Molybdenum Co. Ltd., Class A*	382,904	418,699
Kangde Xin Composite Material Group Co. Ltd., Class A	962,378	3,430,671
Kingenta Ecological Engineering Group Co. Ltd., Class A (a)	582,902	789,627
Qinghai Salt Lake Industry Co. Ltd., Class A	537,509	1,115,356
Shandong Gold Mining Co. Ltd., Class A	290,343	1,323,074
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	17,100	164,485
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	644,738	1,056,053
Sinopec Shanghai Petrochemical Co. Ltd., Class A	850,332	815,364
Tianqi Lithium Corp., Class A	230,506	2,132,178
Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,451,220	1,034,332
Wanhua Chemical Group Co. Ltd., Class A	529,771	3,084,769
Xiamen Tungsten Co. Ltd., Class A	170,151	661,365
Zhejiang Longsheng Group Co. Ltd., Class A	880,788	1,453,349
Zhongjin Gold Corp. Ltd., Class A	662,371	974,737
Zijin Mining Group Co. Ltd., Class A	4,038,151	2,412,423

		45,867,726

Real Estate — 5.6%
Beijing Capital Development Co. Ltd., Class A	400,186	617,356
China Fortune Land Development Co. Ltd., Class A	460,324	2,233,426
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	920,559	2,717,723
China Vanke Co. Ltd., Class A	2,652,329	12,523,739
Financial Street Holdings Co. Ltd., Class A	463,215	783,246
Future Land Holdings Co. Ltd., Class A	349,885	1,310,765
Gemdale Corp., Class A	874,452	1,638,631
Greenland Holdings Corp. Ltd., Class A	1,419,627	1,552,338
Poly Real Estate Group Co. Ltd., Class A	2,766,722	5,272,418
RiseSun Real Estate Development Co. Ltd., Class A	678,620	896,014
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	286,294	949,998
Shanghai SMI Holding Co. Ltd., Class A*	489,498	661,854
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	301,801	721,649
Suning Universal Co. Ltd., Class A	582,490	426,390
Xinhu Zhongbao Co. Ltd., Class A*	1,668,646	1,264,375
Yango Group Co. Ltd., Class A	623,797	636,826
Youngor Group Co. Ltd., Class A	832,120	1,167,905
Zhejiang China Commodities City Group Co. Ltd., Class A	1,053,383	975,015
Zhongtian Financial Group Co. Ltd., Class A (a)	919,500	1,110,593

		37,460,261

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Telecommunication Services — 0.8%
China United Network Communications Ltd., Class A*	3,527,615	$3,713,335
Dr Peng Telecom & Media Group Co. Ltd., Class A	439,078	1,308,887

		5,022,222

Utilities — 2.4%
Beijing Capital Co. Ltd., Class A	940,812	756,987
China National Nuclear Power Co. Ltd., Class A	1,819,400	2,022,503
China Yangtze Power Co. Ltd., Class A	2,569,610	6,396,918
GD Power Development Co. Ltd., Class A	4,567,400	2,355,576
SDIC Power Holdings Co. Ltd., Class A	1,582,980	1,800,392
Shanghai Electric Power Co. Ltd., Class A	332,900	496,941

	Number of Shares	Value
Utilities (Continued)
Sichuan Chuantou Energy Co. Ltd., Class A	856,740	$1,287,980
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,579,490	1,275,651

		16,392,948

TOTAL COMMON STOCKS (Cost $513,926,050)		667,455,266

TOTAL INVESTMENTS — 99.6% (Cost $513,926,050)		$667,455,266
Other assets and liabilities, net — 0.4%		2,937,398

NET ASSETS — 100.0%		$670,392,664

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$652,055,112	$–	$15,400,154	$667,455,266

TOTAL	$652,055,112	$–	$15,400,154	$667,455,266

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$18,009,364
Purchases	4,284,346
Sales	(751,060)
Realized gain (loss)	(26,287)
Change in unrealized gain (loss)	1,974,615
Transfers into Level 3 (c)	5,861,093
Transfer out of Level 3 (c)	(13,951,917)

Balance at November 30, 2017	15,400,154

Change in unrealized gain (loss) related to investments still held at November 30, 2017	1,974,615

(c)	During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $ 5,861,093 and between Level 3 and Level 1 was $13,951,917. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2017 (Unaudited)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 11/30/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$2,069,050	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	940,790	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	1,792,288	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	2,372,876	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	3,628,071	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	3,486,486	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	1,110,593	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -6% to 13% with a weighted average range of approximately 2.2%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 11.6%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	37,400	$53,171
Beijing HualuBaina Film & TV Co. Ltd., Class A	15,700	27,877
Beiqi Foton Motor Co. Ltd., Class A	183,200	79,521
Besttone Holdings Co. Ltd., Class A	9,000	21,071
Changjiang Publishing & Media Co. Ltd., Class A	23,700	24,553
Chengdu B-Ray Media Co. Ltd., Class A	29,100	22,798
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	1,700	8,099
China CYTS Tours Holding Co. Ltd., Class A (a)	22,700	64,755
Chongqing Department Store Co. Ltd., Class A	9,200	34,159
Chongqing Zongshen Power Machinery Co. Ltd., Class A (a)	26,300	30,798
Dashang Co. Ltd., Class A	7,000	38,738
DongFeng Automobile Co. Ltd., Class A	32,700	28,586
Eastern Gold Jade Co. Ltd., Class A	26,500	42,284
Eastern Pioneer Driving School Co. Ltd., Class A	4,700	26,799
Elec-Tech International Co. Ltd., Class A*	39,900	28,966
Gansu Gangtai Holding Group Co. Ltd., Class A	22,500	39,474
Global Top E-Commerce Co. Ltd., Class A	16,600	47,727
Guangdong Advertising Group Co. Ltd., Class A	45,984	42,007
Guangdong Chj Industry Co. Ltd., Class A	16,900	28,397
Guangxi Radio and Television Information Network Corp. Ltd., Class A	12,500	12,893
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	11,700	17,890
Haima Automobile Group Co. Ltd., Class A*	43,300	29,928
Hang Zhou Great Star Industrial Co. Ltd., Class A	20,953	45,792
Hefei Department Store Group Co. Ltd., Class A	21,400	26,086
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	26,700	24,350
Jason Furniture Hangzhou Co. Ltd., Class A	3,082	25,875
Jiangsu Hongtu High Technology Co. Ltd., Class A	36,200	51,738
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	28,600	35,815
Jiangsu Sunshine Co. Ltd., Class A*	56,300	27,418
Jinzhou Cihang Group Co. Ltd., Class A	33,800	33,074
Jishi Media Co. Ltd., Class A	85,700	39,273
Joyoung Co. Ltd., Class A*	12,500	34,143
KingClean Electric Co. Ltd., Class A	3,200	21,982
Lifan Industry Group Co. Ltd., Class A	25,800	29,890
Loncin Motor Co. Ltd., Class A	41,750	41,738
Luthai Textile Co. Ltd., Class A	17,800	28,887
Meisheng Cultural & Creative Corp. Ltd., Class A	10,260	27,512
Meisheng Cultural & Creative Corp. Ltd., Class A*	800	2,145

	Number of Shares	Value
Consumer Discretionary (Continued)
NanJi E-Commerce Co. Ltd., Class A*	31,800	$55,790
Nanjing Central Emporium, Class A	23,600	31,017
NavInfo Co. Ltd., Class A	34,850	140,308
Ningbo Huaxiang Electronic Co. Ltd., Class A	16,800	64,005
Ningbo Joyson Electronic Corp., Class A	14,400	76,204
Ningbo Peacebird Fashion Co. Ltd., Class A	2,200	8,951
Ningbo Tuopu Group Co. Ltd., Class A*	8,400	32,676
Rastar Group, Class A	23,300	24,104
Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd., Class A	14,500	19,036
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	5,900	26,636
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	51,550	25,651
Shanghai New World Co. Ltd., Class A	15,442	23,939
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	39,200	66,994
Shenzhen Fenda Technology Co. Ltd., Class A	15,300	26,935
Shenzhen Tellus Holding Co. Ltd., Class A*	1,900	11,655
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	25,850	32,176
Sichuan Changhong Electric Co. Ltd., Class A	144,900	81,086
Sichuan Chengfei Integration Technology Corp., Class A	6,800	23,552
Sinomach Automobile Co. Ltd., Class A	11,850	20,754
Sou Yu Te Group Co. Ltd., Class A	35,724	31,446
Suofeiya Home Collection Co. Ltd., Class A	21,400	120,013
Time Publishing and Media Co. Ltd., Class A	7,700	14,068
UTour Group Co. Ltd., Class A	16,600	28,772
Visual China Group Co. Ltd., Class A*	10,800	28,797
Wangfujing Group Co. Ltd., Class A (a)	12,530	35,031
Weifu High-Technology Group Co. Ltd., Class A	18,900	72,720
Wuhan Department Store Group Co. Ltd., Class A	15,609	38,268
Wuxi Little Swan Co. Ltd., Class A	8,505	70,142
Xinhua Winshare Publishing and Media Co. Ltd., Class A	3,800	7,673
Xinhuanet Co. Ltd., Class A	5,650	20,193
Yantai Tayho Advanced Materials Co. Ltd., Class A (a)	17,600	28,466
Yihua Lifestyle Technology Co. Ltd., Class A	44,700	63,887
Yotrio Group Co. Ltd., Class A	41,740	38,319
Zhejiang Aokang Shoes Co. Ltd., Class A	6,400	14,268
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,700	43,113
Zhejiang Orient Holdings Co., Class A	13,000	49,567
Zhejiang Yasha Decoration Co. Ltd., Class A	31,600	39,572

		2,781,993

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Consumer Staples — 6.3%
Angel Yeast Co. Ltd., Class A	16,400	$78,604
Anhui Gujing Distillery Co. Ltd., Class A	4,500	41,414
Anhui Kouzi Distillery Co. Ltd., Class A	11,600	78,949
Anhui Yingjia Distillery Co. Ltd., Class A	9,400	24,552
Beijing Shunxin Agriculture Co. Ltd., Class A	16,100	45,364
Beijing Yanjing Brewery Co. Ltd., Class A	52,900	47,525
Better Life Commercial Chain Share Co. Ltd., Class A	9,230	21,246
Bright Dairy & Food Co. Ltd., Class A	23,600	49,149
By-health Co. Ltd., Class A	27,700	56,599
Chuying Agro-pastora Group Co. Ltd., Class A	70,800	49,042
Gansu Yasheng Industrial Group Co. Ltd., Class A	61,400	37,517
Guangdong Haid Group Co. Ltd., Class A	23,900	73,920
Hebei Chengde Lolo Co., Class A	24,041	33,852
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	60,120	25,641
Jiangsu King’s Luck Brewery JSC Ltd., Class A	14,800	31,807
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	21,500	71,213
Laobaixing Pharmacy Chain JSC, Class A	4,200	37,224
Opple Lighting Co. Ltd., Class A	2,400	15,964
Qinghai Huzhu Barley Wine Co. Ltd., Class A	7,400	17,437
Shandong Denghai Seeds Co. Ltd., Class A	13,950	25,107
Shanghai Feilo Acoustics Co. Ltd., Class A	27,300	42,693
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,900	20,455
Shanghai Jahwa United Co. Ltd., Class A	25,900	143,173
Shanghai Maling Aquarius Co. Ltd., Class A	25,000	30,740
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,800	71,307
Shenzhen Agricultural Products Co. Ltd., Class A	26,600	30,937
Teamax Smart City Technology Corp. Ltd., Class A	9,800	22,055
Toly Bread Co. Ltd., Class A	2,400	13,717
Tsingtao Brewery Co. Ltd., Class A	13,100	60,785
V V Food & Beverage Co. Ltd., Class A	46,000	31,446
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	19,700	22,882
Yuan Longping High-tech Agriculture Co. Ltd., Class A	29,200	109,966
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	10,000	28,887
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,960	27,230

		1,518,399

Energy — 2.1%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	20,700	34,187
Changzheng Engineering Co. Ltd., Class A	5,000	15,373
Datong Coal Industry Co. Ltd., Class A*	33,000	31,593

	Number of Shares	Value
Energy (Continued)
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	55,800	$30,466
Geo-Jade Petroleum Corp., Class A	44,540	31,661
Guizhou Panjiang Refined Coal Co. Ltd., Class A	27,100	28,404
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	26,800	48,315
Jinhong Holding Group Co. Ltd., Class A	13,700	28,595
Jizhong Energy Resources Co. Ltd., Class A	43,200	38,876
Oriental Energy Co. Ltd., Class A	32,100	56,219
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	47,000	74,639
Yang Quan Coal Industry Group Co. Ltd., Class A*	47,300	51,435
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	18,800	40,120

		509,883

Financials — 1.0%
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	7,900	10,144
Shaanxi International Trust Co. Ltd., Class A	58,100	39,894
Shanghai AJ Group Co. Ltd., Class A	55,980	101,514
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	25,400	95,309

		246,861

Health Care — 11.8%
Autobio Diagnostics Co. Ltd., Class A	1,500	11,429
Beijing SL Pharmaceutical Co. Ltd., Class A	16,100	92,725
Beijing Tiantan Biological Products Corp. Ltd., Class A (a)	12,600	65,722
Changchun High & New Technology Industries, Inc., Class A	5,200	133,872
China Animal Husbandry Industry Co. Ltd., Class A	8,800	24,103
China National Accord Medicines Corp. Ltd., Class A	5,800	52,694
China National Medicines Corp. Ltd., Class A	11,500	46,091
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,800	58,085
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,800	58,310
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,800	83,822
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	19,862	56,595
Dian Diagnostics Group Co. Ltd., Class A	12,340	48,170
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	18,400	33,895
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	38,450	45,766
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	25,100	41,796

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Hainan Haiyao Co. Ltd., Class A (a)	31,046	$57,058
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	34,850	35,473
Harbin Pharmaceutical Group Co. Ltd., Class A (a)	60,120	55,290
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	6,700	15,027
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,100	50,552
Humanwell Healthcare Group Co. Ltd., Class A	36,800	97,344
Hybio Pharmaceutical Co. Ltd., Class A	17,700	42,832
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	17,148	36,724
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,685	61,331
Jiangzhong Pharmaceutical Co. Ltd., Class A	6,806	26,846
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	20,100	25,870
Jinyu Bio-Technology Co. Ltd., Class A	33,180	137,047
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	30,400	51,173
KPC Pharmaceuticals, Inc., Class A	20,998	29,280
Livzon Pharmaceutical Group, Inc., Class A	6,922	64,678
Mayinglong Pharmaceutical Group Co. Ltd., Class A	11,500	37,499
Pengqi Technology Development Co. Ltd., Class A	41,500	69,167
Realcan Pharmaceutical Co. Ltd., Class A	17,630	34,637
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,604	26,114
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	16,100	36,330
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	62,550	56,005
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,100	44,457
Shinva Medical Instrument Co. Ltd., Class A	12,869	31,491
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	33,900	107,721
Sichuan Languang Development Co. Ltd., Class A	33,700	45,057
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	68,100	46,966
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	11,262	27,253
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*(a)	15,000	30,420
Winning Health Technology Group Co. Ltd., Class A	43,019	45,349
Xiangxue Pharmaceutical Co. Ltd., Class A*	19,010	25,243
Yifan Pharmaceutical Co. Ltd., Class A	23,600	72,422

	Number of Shares	Value
Health Care (Continued)
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	49,540	$53,047
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	22,800	52,484
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,483	88,239
Zhejiang Medicine Co. Ltd., Class A	22,600	46,247
Zhejiang NHU Co. Ltd., Class A	20,500	119,213
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	24,850	31,382
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*(a)	12,500	55,901
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	21,140	28,456

		2,850,700

Industrials — 21.3%
Avic Aviation High-Technology Co. Ltd., Class A*	16,500	24,805
AVIC Electromechanical Systems Co. Ltd., Class A	37,852	62,515
Avic Heavy Machinery Co. Ltd., Class A	17,800	33,301
Beijing Changjiu Logistics Corp., Class A	1,100	4,174
Beijing New Building Materials PLC, Class A	35,000	123,127
Beijing Shouhang Resources Saving Co. Ltd., Class A	49,355	54,118
Beijing SPC Environment Protection Tech Co. Ltd., Class A	24,100	75,596
Beijing Watertek Information Technology Co. Ltd., Class A	22,500	50,228
BlueFocus Communication Group Co. Ltd., Class A	48,300	51,062
Camel Group Co. Ltd., Class A	16,300	33,232
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	45,500	29,522
Changyuan Group Ltd., Class A	51,040	128,914
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	25,586
China Aerospace Times Electronics Co. Ltd., Class A*	64,000	76,855
China CAMC Engineering Co. Ltd., Class A	17,482	50,791
China International Marine Containers Group Co. Ltd., Class A	29,700	87,547
China Meheco Co. Ltd., Class A	20,200	74,636
China Railway Hi-tech Industry Co. Ltd., Class A	33,500	62,927
China Railway Tielong Container Logistics Co. Ltd., Class A	35,100	53,352
Citic Offshore Helicopter Co. Ltd., Class A*	16,301	23,791
CMST Development Co. Ltd., Class A	43,300	73,543
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	53,700	48,811
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	34,900	30,298

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Dalian Port PDA Co. Ltd., Class A	121,920	$53,290
Dazhong Transportation Group Co. Ltd., Class A	47,950	36,840
Dongjiang Environmental Co. Ltd., Class A	18,800	45,806
Fangda Carbon New Material Co. Ltd., Class A	40,600	154,064
Far East Smarter Energy Co. Ltd., Class A	26,200	24,132
Foshan Electrical and Lighting Co. Ltd., Class A	24,140	35,634
Fujian Longking Co. Ltd., Class A	33,500	79,799
Galaxy Biomedical Investment Co. Ltd., Class A*(a)	24,100	40,380
Gem-Year Industrial Co. Ltd., Class A*	19,600	29,673
Guangxi Liugong Machinery Co. Ltd., Class A	31,000	37,508
Guangzhou Guangri Stock Co. Ltd., Class A	17,100	25,086
Guosheng Financial Holding, Inc., Class A	16,920	56,299
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,600	31,310
Henan Pinggao Electric Co. Ltd., Class A	26,600	40,311
Henan Senyuan Electric Co. Ltd., Class A	14,600	33,321
Hunan Corun New Energy Co. Ltd., Class A*	38,347	44,020
Inner Mongolia First Machinery Group Co. Ltd., Class A	25,500	44,699
Jangho Group Co. Ltd., Class A	18,100	25,896
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A*	42,800	23,563
Jiangsu Yueda Investment Co. Ltd., Class A	27,900	27,048
Jiangsu Zhongli Group Co. Ltd., Class A	12,500	27,262
Jiangsu Zongyi Co. Ltd., Class A*	29,900	35,906
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	17,100	38,406
Jiangxi Special Electric Motor Co. Ltd., Class A	45,700	82,250
Jinlong Machinery & Electronics Co. Ltd., Class A (a)	13,000	27,062
Keda Clean Energy Co. Ltd., Class A	44,400	74,807
Lanzhou LS Heavy Equipment Co. Ltd., Class A	12,500	16,524
Mesnac Co. Ltd., Class A*	25,000	29,871
Minmetals Development Co. Ltd., Class A*	17,000	31,342
Montnets Rongxin Technology Group Co. Ltd., Class A (a)	19,400	30,813
Neoglory Prosperity, Inc., Class A	13,650	26,838
North Industries Group Red Arrow Co. Ltd., Class A*	22,647	28,429
North Navigation Control Technology Co. Ltd., Class A	35,000	65,957
Orient Group, Inc., Class A*	73,190	51,584
Palm Eco-Town Development Co. Ltd., Class A	34,650	44,911

	Number of Shares	Value
Industrials (Continued)
Pubang Landscape Architecture Co. Ltd., Class A	32,719	$26,672
Qingdao TGOOD Electric Co. Ltd., Class A	18,700	39,793
Rizhao Port Co. Ltd., Class A	70,800	42,082
Saurer Intelligent Technology Co. Ltd., Class A	21,200	34,885
Shaanxi J&R Optimum Energy Co. Ltd., Class A	27,400	32,489
Shanghai Lansheng Corp., Class A	8,300	18,252
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	12,400	44,466
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	21,199	30,876
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	13,800	37,506
Shanghai Zhixin Electric Co. Ltd., Class A	26,660	27,297
Shantui Construction Machinery Co. Ltd., Class A*	39,000	28,549
Shenwu Environmental Technology Co. Ltd., Class A (a)	21,104	77,176
Shenzhen Airport Co. Ltd., Class A	40,200	53,564
Shenzhen Desay Battery Technology Co., Class A	4,600	29,499
Shenzhen Glory Medical Co. Ltd., Class A	13,687	19,355
Shenzhen Grandland Group Co. Ltd., Class A	23,800	28,725
Shenzhen Hifuture Electric Co. Ltd., Class A*(a)	30,200	79,008
Shenzhen Hongtao Decoration Co. Ltd., Class A	33,260	25,403
Shenzhen Tagen Group Co. Ltd., Class A	23,720	36,951
Shuangliang Eco-Energy Systems Co. Ltd., Class A	32,100	20,585
Sichuan Road & Bridge Co. Ltd., Class A	69,500	42,781
Sieyuan Electric Co. Ltd., Class A	20,880	51,222
Sinochem International Corp., Class A	41,100	56,193
Sinoma International Engineering Co., Class A	41,550	61,270
Sinotrans Air Transportation Development Co. Ltd., Class A	13,800	35,378
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	15,422	21,575
STO Express Co. Ltd., Class A	11,500	41,552
Sufa Technology Industry Co. Ltd. CNNC, Class A	12,520	29,615
Sungrow Power Supply Co. Ltd., Class A	27,100	67,382
Suzhou Anjie Technology Co. Ltd., Class A	11,750	54,877
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,700	72,489
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	19,700	79,343
Taiyuan Heavy Industry Co. Ltd., Class A*	69,400	37,261
TangShan Port Group Co. Ltd., Class A	85,780	59,938
Tian Di Science & Technology Co. Ltd., Class A	62,200	44,967

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	16,400	$32,989
Tianjin Port Co. Ltd., Class A	31,500	51,357
Tianjin Teda Co. Ltd., Class A	40,700	28,870
Tianjin Tianhai Investment Co. Ltd., Class A*	50,700	53,139
Tianma Bearing Group Co. Ltd., Class A*	27,700	42,229
Wolong Electric Group Co. Ltd., Class A	26,165	31,816
Xiamen ITG Group Corp. Ltd., Class A	48,348	73,561
Xiangtan Electric Manufacturing Co. Ltd., Class A	22,900	45,094
Xingyuan Environment Technology Co. Ltd., Class A	19,900	79,216
Xinjiang Machinery Research Institute Co. Ltd., Class A (a)	29,200	45,567
XJ Electric Co. Ltd., Class A	24,000	51,507
Yunda Holding Co. Ltd., Class A	4,019	24,180
Zhefu Holding Group Co. Ltd., Class A	59,500	39,416
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	20,700	26,705
Zhejiang Kaishan Compressor Co. Ltd., Class A	13,000	30,672
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	33,380	83,451
Zhejiang Wanma Co. Ltd., Class A	24,162	34,095
Zhejiang Weiming Environment Protection Co. Ltd., Class A	5,350	16,563
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	33,300	38,478
Zhongshan Broad Ocean Motor Co. Ltd., Class A	35,600	37,313

		5,134,566

Information Technology — 18.1%
Accelink Technologies Co. Ltd., Class A	12,000	53,558
Addsino Co. Ltd., Class A (a)	37,700	59,727
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	15,413	84,153
Beijing Dahao Technology Corp. Ltd., Class A	2,100	9,792
Beijing Lanxum Technology Co. Ltd., Class A (a)	17,000	26,485
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	23,719	44,125
Beijing Philisense Technology Co. Ltd., Class A	32,300	37,909
Beijing Sinnet Technology Co. Ltd., Class A (a)	32,600	61,429
Beijing Teamsun Technology Co. Ltd., Class A	34,760	50,522
Beijing Ultrapower Software Co. Ltd., Class A	51,600	50,024
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	33,500	73,922
Bluedon Information Security Technology Co. Ltd., Class A	18,300	26,736
Bright Oceans Inter-Telecom Corp., Class A (a)	17,300	31,340

	Number of Shares	Value
Information Technology (Continued)
China Greatwall Technology Group Co. Ltd., Class A*	68,619	$70,156
China National Software & Service Co. Ltd., Class A	11,600	29,632
China TransInfo Technology Co. Ltd., Class A	23,000	50,300
China Wafer Level CSP Co. Ltd., Class A	4,200	21,661
CPT Technology Group Co. Ltd., Class A	20,700	15,591
Dalian Zeus Entertainment Group Co. Ltd., Class A	16,980	48,152
Datang Telecom Technology Co. Ltd., Class A*	24,200	51,278
Dawning Information Industry Co. Ltd., Class A	15,000	98,709
Eastern Communications Co. Ltd., Class A	19,292	20,950
EGing Photovoltaic Technology Co. Ltd., Class A	33,320	23,786
Focus Technology Co. Ltd., Class A	4,300	15,446
Fujian Newland Computer Co. Ltd., Class A	27,440	75,739
Fujian Star-net Communication Co. Ltd., Class A	14,500	49,497
G-bits Network Technology Xiamen Co. Ltd., Class A	800	26,763
GCI Science & Technology Co. Ltd., Class A	12,100	33,251
Glodon Co. Ltd., Class A	25,300	75,458
Guangdong East Power Co. Ltd., Class A (a)	24,000	34,521
Guangdong Ellington Electronics Technology Co. Ltd., Class A	8,000	16,201
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	27,700	55,426
Guomai Technologies, Inc., Class A	16,000	21,561
Hangzhou First Applied Material Co. Ltd., Class A	3,100	15,894
Hangzhou Shunwang Technology Co. Ltd., Class A	16,100	47,823
Hangzhou Silan Microelectronics Co. Ltd., Class A	29,180	54,018
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	33,300	53,638
Hengtong Optic-electric Co. Ltd., Class A (a)	37,000	222,882
Hexing Electrical Co. Ltd., Class A	4,200	24,379
Holitech Technology Co. Ltd., Class A	47,000	73,430
Huagong Tech Co. Ltd., Class A	24,600	62,691
Hytera Communications Corp. Ltd., Class A	26,300	76,252
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	37,000	118,075
Julong Co. Ltd., Class A	11,195	29,004
Kingnet Network Co. Ltd., Class A	16,000	57,932
Leyard Optoelectronic Co. Ltd., Class A	31,900	104,550
LONGi Green Energy Technology Co. Ltd., Class A	46,300	224,291
Nanjing Doron Technology Co. Ltd., Class A	7,100	10,717

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	102,300	$39,454
NAURA Technology Group Co. Ltd., Class A	6,900	37,423
Ningbo Yunsheng Group Co. Ltd., Class A	15,000	39,838
North Electro-Optic Co. Ltd., Class A	7,600	23,931
People.cn Co. Ltd., Class A	20,700	38,038
Shanghai Aerospace Automobile Electromechanical Co., Class A	34,500	39,291
Shanghai Belling Co. Ltd., Class A	21,800	48,929
Shengyi Technology Co. Ltd., Class A	27,600	61,655
Shenzhen Aisidi Co. Ltd., Class A	12,200	17,381
Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,980	75,170
Shenzhen Kaifa Technology Co. Ltd., Class A	28,100	38,589
Shenzhen Kinwong Electronic Co. Ltd., Class A	1,800	14,344
Shenzhen Laibao Hi-tech Co. Ltd., Class A	22,300	33,795
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	1,900	8,612
Shenzhen Sunway Communication Co. Ltd., Class A	30,400	243,682
Shenzhen Tat Fook Technology Co. Ltd., Class A*	15,240	38,215
Sinodata Co. Ltd., Class A	8,900	31,606
Skyworth Digital Co. Ltd., Class A	20,200	27,129
Taiji Computer Corp. Ltd., Class A	9,300	35,796
Talkweb Information System Co. Ltd., Class A	26,300	32,298
Tatwah Smartech Co. Ltd., Class A*	20,500	63,404
Telling Telecommunication Holding Co. Ltd., Class A*	23,100	32,282
Tianma Microelectronics Co. Ltd., Class A (a)	32,500	105,729
Tongding Interconnection Information Co. Ltd., Class A	28,500	52,846
United Electronics Co. Ltd., Class A	12,300	25,244
Universal Scientific Industrial Shanghai Co. Ltd., Class A	25,600	56,955
Venustech Group, Inc., Class A	20,300	71,904
Vtron Group Co. Ltd., Class A*	22,300	40,034
Westone Information Industry, Inc., Class A	16,080	57,444
Wuhan Fingu Electronic Technology Co. Ltd., Class A*	8,800	16,077
Wuhan Guide Infrared Co. Ltd., Class A	7,500	19,204
Wuhu Token Science Co. Ltd., Class A	71,800	92,629
WUS Printed Circuit Kunshan Co. Ltd., Class A	46,040	36,905
Xiamen Faratronic Co. Ltd., Class A	5,600	39,816
YGSOFT, Inc., Class A	19,207	29,775
Zhejiang Crystal-Optech Co. Ltd., Class A	20,950	80,480

		4,365,280

	Number of Shares	Value
Materials — 18.6%
Advanced Technology & Materials Co. Ltd., Class A*(a)	23,104	$37,017
Befar Group Co. Ltd., Class A	35,700	42,331
Beijing Lier High-temperature Materials Co. Ltd., Class A	25,000	21,099
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	20,608	112,517
Bengang Steel Plates Co. Ltd., Class A*	11,700	10,193
CEFC Anhui International Holding Co. Ltd., Class A	35,900	39,093
China Jushi Co. Ltd., Class A	67,868	142,061
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	46,600	46,587
Cofco Biochemical Co. Ltd., Class A*(a)	37,985	75,523
CSG Holding Co. Ltd., Class A	41,525	57,717
Do-Fluoride Chemicals Co. Ltd., Class A	24,400	85,099
Elion Clean Energy Co. Ltd., Class A	33,000	28,848
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	123,100	56,785
Gansu Qilianshan Cement Group Co. Ltd., Class A	25,800	43,703
GEM Co. Ltd., Class A	104,352	113,318
Guangdong HEC Technology Holding Co. Ltd., Class A*	67,305	73,088
Guangdong Tapai Group Co. Ltd., Class A	13,500	24,930
Guangzhou Tinci Materials Technology Co. Ltd., Class A	6,100	38,896
Hangzhou Iron & Steel Co., Class A*	14,600	16,009
Hengyi Petrochemical Co. Ltd., Class A	19,100	51,794
Hongda Xingye Co. Ltd., Class A	38,478	41,493
Huapont Life Sciences Co. Ltd., Class A	53,650	57,043
Huaxin Cement Co. Ltd., Class A	19,980	48,621
Hubei Kaile Science & Technology Co. Ltd., Class A*	16,600	74,842
Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,100	33,840
Hunan Gold Corp. Ltd., Class A	28,100	38,590
Inner Mongolia Xingye Mining Co. Ltd., Class A	22,700	36,975
Jiangsu Wuzhong Industrial Co., Class A	21,700	39,154
Jiangsu Yabang Dyestuff Co. Ltd., Class A	14,100	36,040
Jiangxi Ganfeng Lithium Co. Ltd., Class A	20,400	226,465
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	32,900	48,117
Jilin Yatai Group Co. Ltd., Class A*	63,000	52,024
Juli Sling Co. Ltd., Class A	25,400	25,085
Kingfa Sci & Tech Co. Ltd., Class A	61,400	55,068
Lianhe Chemical Technology Co. Ltd., Class A	22,359	36,556
Lomon Billions Group Co. Ltd., Class A	22,900	55,900
Luxi Chemical Group Co. Ltd., Class A*	39,300	97,479
Maanshan Iron & Steel Co. Ltd., Class A*	116,100	83,056
Nanjing Iron & Steel Co. Ltd., Class A*	85,600	70,816
Ningbo Shanshan Co. Ltd., Class A	21,600	60,796
Org Packaging Co. Ltd., Class A*	55,550	52,845

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Rising Nonferrous Metals Share Co. Ltd., Class A*	6,100	$37,190
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A*	16,800	56,865
Shandong Chenming Paper Holdings Ltd., Class A	34,900	93,215
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	42,713	83,786
Shandong Iron and Steel Co. Ltd., Class A*	255,530	87,342
Shandong Jinjing Science & Technology Co. Ltd., Class A*	40,100	27,595
Shandong Nanshan Aluminum Co. Ltd., Class A	215,150	120,398
Shandong Sun Paper Industry JSC Ltd., Class A	59,700	83,068
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	9,500	16,638
Shanxi Taigang Stainless Steel Co. Ltd., Class A	89,600	71,009
Shenghe Resources Holding Co. Ltd., Class A	31,500	81,276
Shenzhen Jinjia Group Co. Ltd., Class A	36,200	49,767
Sichuan Hebang Biotechnology Co. Ltd., Class A	132,880	42,405
Stanley Agricultural Group Co. Ltd., Class A	22,400	23,715
Tangshan Jidong Cement Co. Ltd., Class A*(a)	26,600	56,303
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	40,000	64,610
Tibet Huayu Mining Co. Ltd., Class A	3,900	12,316
Tibet Mineral Development Co., Class A*	16,500	39,254
Tibet Summit Industry Co. Ltd., Class A (a)	5,100	35,344
Tongkun Group Co. Ltd., Class A	14,500	47,325
Western Mining Co. Ltd., Class A	74,100	87,639
Xinjiang Tianshan Cement Co. Ltd., Class A	23,200	38,842
Xinjiang Zhongtai Chemical Co. Ltd., Class A	50,000	107,533
Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,250	65,683
Yintai Resources Co. Ltd., Class A*	25,400	50,363
Yunnan Copper Co. Ltd., Class A*	33,400	65,164
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	19,600	33,260
Yunnan Tin Co. Ltd., Class A*	32,415	64,223
Zhejiang Huafeng Spandex Co. Ltd., Class A*	45,600	35,241
Zhejiang Huayou Cobalt Co. Ltd., Class A*	11,500	147,387
Zhejiang Juhua Co. Ltd., Class A	33,500	51,477
Zhejiang Runtu Co. Ltd., Class A	17,400	46,054
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	20,700	32,684
Zhongfu Straits Pingtan Development Co. Ltd., Class A*(a)	53,800	45,779

	Number of Shares	Value
Materials (Continued)
Zhuzhou Times New Material Technology Co. Ltd., Class A	18,000	$29,892
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	34,815	63,818

		4,481,873

Real Estate — 5.7%
Beijing Homyear Capital Holdings Co. Ltd., Class A	42,800	57,806
Beijing Urban Construction Investment & Development Co. Ltd., Class A	36,900	78,523
China Sports Industry Group Co. Ltd., Class A	25,501	41,847
Chongqing Dima Industry Co. Ltd., Class A	54,900	36,119
Cinda Real Estate Co. Ltd., Class A	31,600	27,241
COFCO Property Group Co. Ltd., Class A (a)	40,000	51,753
Deluxe Family Co. Ltd., Class A	63,200	59,741
Greattown Holdings Ltd., Class A	42,900	47,365
Haining China Leather Market Co. Ltd., Class A (a)	19,500	24,011
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	58,400	64,566
HNA Investment Group Co. Ltd., Class A*	45,100	24,965
Huafa Industrial Co. Ltd. Zhuhai, Class A	66,440	73,153
Huayuan Property Co. Ltd., Class A	39,430	23,198
Hubei Fuxing Science And Technology Co. Ltd., Class A	28,500	53,966
Jinke Properties Group Co. Ltd., Class A	103,800	72,530
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	5,300	19,614
Macrolink Culturaltainment Development Co. Ltd., Class A	29,800	26,817
Myhome Real Estate Development Group Co. Ltd., Class A	100,700	46,299
Nanjing Gaoke Co. Ltd., Class A	21,200	45,787
Rongan Property Co. Ltd., Class A*	27,100	15,944
Shanghai Industrial Development Co. Ltd., Class A	23,220	21,703
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	13,200	34,917
Shanghai Lingang Holdings Corp. Ltd., Class A*	11,400	41,759
Shenzhen Huaqiang Industry Co. Ltd., Class A	8,600	32,777
Shenzhen World Union Properties Consultancy, Inc., Class A	32,110	64,978
Shenzhen Zhenye Group Co. Ltd., Class A (a)	34,700	53,216
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	29,300	28,760
Tahoe Group Co. Ltd., Class A	18,700	47,203
Tianjin Jinbin Development Co. Ltd., Class A*	50,700	27,988
Tibet Urban Development and Investment Co. Ltd., Class A	17,600	30,638

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	27,940	$26,538
Zhonghong Holding Co. Ltd., Class A (a)	184,072	55,868

		1,357,590

Utilities — 3.3%
An Hui Wenergy Co. Ltd., Class A	42,330	32,651
Beijing Water Business Doctor Co. Ltd., Class A	23,800	76,670
CECEP Wind-Power Corp., Class A	62,500	34,029
Chengdu Xingrong Environment Co. Ltd., Class A	70,500	58,431
Chongqing Gas Group Corp. Ltd., Class A	7,200	9,659
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	57,300	69,330
Guangdong Golden Dragon Development, Inc., Class A	16,800	42,661
Guangzhou Development Group, Inc., Class A	32,000	33,297
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*(a)	49,800	34,549
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	114,200	51,471
Jointo Energy Investment Co. Ltd. Hebei, Class A	27,000	34,261

	Number of Shares	Value
Utilities (Continued)
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*(a)	61,400	$45,254
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	76,300	53,544
Shenergy Co. Ltd., Class A	106,200	91,553
Shenzhen Energy Group Co. Ltd., Class A	44,700	41,374
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	19,300	28,811
Zhongshan Public Utilities Group Co. Ltd., Class A	33,260	51,511

		789,056

TOTAL COMMON STOCKS (Cost $22,168,606)		24,036,201

RIGHTS — 0.0%
Health Care — 0.0%
Hubei Jumpcan Pharmaceutical Co. Ltd.*, expires 01/31/18 (a) (Cost $0)	7	0

TOTAL INVESTMENTS — 99.8% (Cost $22,168,606)		$24,036,201
Other assets and liabilities, net — 0.2%		50,652

NET ASSETS — 100.0%		$24,086,853

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$22,230,438	$—	$1,805,763	$24,036,201
Rights	—	—	0	0

TOTAL	$22,230,438	$—	$1,805,763	$24,036,201

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2017 (Unaudited)

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2017	$1,442,608
Purchases	296,478
Sales	(149,845)
Realized gain (loss)	2,369
Change in unrealized gain (loss)	141,005
Transfers into Level 3 (c)	1,191,276
Transfer out of Level 3 (c)	(1,118,128)

Balance at November 30, 2017	1,805,763

Change in unrealized gain (loss) related to investments still held at November 30, 2017	154,192

(c)	During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $1,191,276 and between Level 3 and Level 1 was $1,118,128. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitave Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 11/30/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$159,050	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	264,391	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	325,592	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	542,113	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	249,966	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	184,848	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	79,803	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -8% to 21% with a weighted average range of approximately -0.2%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 58.2%
Consumer Discretionary — 5.5%
Alibaba Pictures Group Ltd.*	208,045	$27,970
ANTA Sports Products Ltd.	13,258	59,413
BAIC Motor Corp. Ltd., Class H, 144A	19,187	22,650
Brilliance China Automotive Holdings Ltd.	45,674	119,884
BYD Co. Ltd., Class H	12,771	113,236
China Travel International Investment Hong Kong Ltd.	43,048	13,945
Ctrip.com International Ltd., ADR*	5,376	247,726
Dongfeng Motor Group Co. Ltd., Class H	42,078	52,906
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,151	27,468
Geely Automobile Holdings Ltd.	76,787	267,420
GOME Retail Holdings Ltd.	178,585	20,122
Great Wall Motor Co. Ltd., Class H	45,819	53,620
Guangzhou Automobile Group Co. Ltd., Class H	31,121	78,099
Haier Electronics Group Co. Ltd.*	10,000	26,760
JD.com, Inc., ADR*	9,725	364,201
New Oriental Education & Technology Group, Inc., ADR	1,922	163,101
Nexteer Automotive Group Ltd.*	15,347	33,012
Shenzhou International Group Holdings Ltd.	7,181	64,820
Skyworth Digital Holdings Ltd.	20,696	8,824
TAL Education Group, ADR	3,656	101,929
Vipshop Holdings Ltd., ADR*	5,846	48,113
Yum China Holdings, Inc.	5,738	234,283

		2,149,502

Consumer Staples — 1.4%
China Agri-Industries Holdings Ltd.	30,811	12,782
China Huishan Dairy Holdings Co. Ltd.*(a)	10,480	1
China Mengniu Dairy Co. Ltd.*	40,281	102,325
China Resources Beer Holdings Co. Ltd.	35,573	97,698
Hengan International Group Co. Ltd.	13,383	130,485
Sun Art Retail Group Ltd.	33,434	32,706
Tingyi Cayman Islands Holding Corp.	28,891	45,425
Tsingtao Brewery Co. Ltd., Class H	11,452	46,481
Uni-President China Holdings Ltd.	20,654	15,973
Want Want China Holdings Ltd.	84,696	66,367

		550,243

Energy — 2.8%
China Coal Energy Co. Ltd., Class H	34,501	15,593
China Oilfield Services Ltd., Class H	26,676	24,592
China Petroleum & Chemical Corp., Class H	383,918	274,290
China Shenhua Energy Co. Ltd., Class H	51,141	125,852
CNOOC Ltd.	258,854	350,654
Kunlun Energy Co. Ltd.	49,476	42,760
PetroChina Co. Ltd., Class H	311,923	209,674
Yanzhou Coal Mining Co. Ltd., Class H	26,345	24,590

		1,068,005

Financials — 12.1%
Agricultural Bank of China Ltd., Class H	366,838	170,498
Bank of China Ltd., Class H	1,162,089	563,919
Bank of Communications Co. Ltd., Class H	93,506	69,200

	Number of Shares	Value
Financials (Continued)
China Cinda Asset Management Co. Ltd., Class H	113,942	$42,308
China CITIC Bank Corp. Ltd., Class H	121,996	78,881
China Construction Bank Corp., Class H	1,195,344	1,042,264
China Everbright Bank Co. Ltd., Class H	74,100	34,345
China Everbright Ltd.	12,393	27,642
China Galaxy Securities Co. Ltd., Class H	42,376	33,260
China Huarong Asset Management Co. Ltd., Class H, 144A	92,505	42,402
China International Capital Corp. Ltd., Class H, 144A	10,900	22,972
China Life Insurance Co. Ltd., Class H	105,050	340,967
China Merchants Bank Co. Ltd., Class H	59,113	231,602
China Minsheng Banking Corp. Ltd., Class H	27,073	27,280
China Pacific Insurance Group Co. Ltd., Class H	39,173	186,832
China Reinsurance Group Corp., Class H	80,108	17,231
China Taiping Insurance Holdings Co. Ltd.	23,281	87,935
Chong Sing Holdings FinTech Gr*	216,000	28,762
Chongqing Rural Commercial Bank Co. Ltd., Class H	28,685	20,310
CITIC Securities Co. Ltd., Class H	17,164	37,140
Far East Horizon Ltd.	25,797	23,517
GF Securities Co. Ltd., Class H	21,108	42,323
Haitong Securities Co. Ltd., Class H	20,696	30,844
Huatai Securities Co. Ltd., Class H, 144A	20,229	40,923
Industrial & Commercial Bank of China Ltd., Class H	1,093,263	849,672
New China Life Insurance Co. Ltd., Class H	10,943	69,776
People’s Insurance Co. Group of China Ltd., Class H	100,608	51,784
PICC Property & Casualty Co. Ltd., Class H	65,139	123,436
Ping An Insurance Group Co. of China Ltd., Class H	34,492	340,053
Postal Savings Bank of China Co. Ltd., Class H, 144A	35,983	20,226

		4,698,304

Health Care — 1.2%
3SBio, Inc., 144A*	14,618	28,449
Alibaba Health Information Technology Ltd.*	60,814	29,978
China Medical System Holdings Ltd.	15,241	31,847
China Traditional Chinese Medicine Holdings Co. Ltd.	26,676	14,072
CSPC Pharmaceutical Group Ltd.	57,963	115,032
Luye Pharma Group Ltd.	13,237	8,762
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	26,571	18,201
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,695	22,663
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,014	22,644
Sihuan Pharmaceutical Holdings Group Ltd.	61,452	21,638

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Sino Biopharmaceutical Ltd.	60,293	$78,896
Sinopharm Group Co. Ltd., Class H	17,259	67,841
Tong Ren Tang Technologies Co. Ltd., Class H	6,779	9,496

		469,519

Industrials — 3.0%
Air China Ltd., Class H	25,278	27,122
AviChina Industry & Technology Co. Ltd., Class H	32,394	16,964
Beijing Capital International Airport Co. Ltd., Class H	24,508	36,212
Beijing Enterprises Holdings Ltd.	7,466	43,017
CAR, Inc.*	12,301	10,710
China Communications Construction Co. Ltd., Class H	62,091	69,324
China Conch Venture Holdings Ltd.	20,773	45,747
China Eastern Airlines Corp. Ltd., Class H	40,101	23,721
China Everbright International Ltd.	36,504	48,982
China International Marine Containers Group Co. Ltd., Class H	7,575	13,617
China Merchants Port Holdings Co. Ltd.	22,225	57,340
China Railway Construction Corp. Ltd., Class H	36,816	43,556
China Railway Group Ltd., Class H	74,747	55,796
China Southern Airlines Co. Ltd., Class H	29,076	25,985
China State Construction International Holdings Ltd.	27,559	35,780
CITIC Ltd.	72,400	102,525
COSCO SHIPPING Development Co. Ltd., Class H*	78,033	15,986
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	15,447	8,247
COSCO SHIPPING Holdings Co. Ltd., Class H*	40,991	19,471
COSCO SHIPPING Ports Ltd.	24,926	25,117
CRRC Corp. Ltd., Class H	89,019	81,152
Fosun International Ltd.	39,874	82,707
Haitian International Holdings Ltd.	10,157	29,716
Jiangsu Expressway Co. Ltd., Class H	19,918	27,288
Metallurgical Corp. of China Ltd., Class H	64,830	19,175
Shanghai Electric Group Co. Ltd., Class H*	48,699	19,080
Shanghai Industrial Holdings Ltd.	6,887	19,444
Shenzhen International Holdings Ltd.	16,242	29,239
Sinopec Engineering Group Co. Ltd., Class H	18,707	15,593
Sinotrans Ltd., Class H	34,189	17,160
Weichai Power Co. Ltd., Class H	20,313	22,653
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,302	7,155
Zhejiang Expressway Co. Ltd., Class H	20,672	24,774
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,824	44,929

		1,165,284

	Number of Shares	Value
Information Technology — 23.7%
58.com, Inc., ADR*	1,276	$91,540
AAC Technologies Holdings, Inc.	10,570	211,530
Alibaba Group Holding Ltd., ADR*	15,532	2,750,407
Autohome, Inc., ADR*	583	32,281
Baidu, Inc., ADR*	3,900	930,462
BYD Electronic International Co. Ltd.	9,500	22,746
China Literature Ltd., 144A*	2,600	29,961
China Railway Signal & Communication Corp. Ltd., Class H, 144A	24,508	18,169
Fang Holdings Ltd., ADR*	4,157	19,288
GCL-Poly Energy Holdings Ltd.*	193,462	31,211
Hanergy Thin Film Power Group Ltd.*(a)	56,247	0
Kingboard Chemical Holdings Ltd.	8,725	50,047
Kingboard Laminates Holdings Ltd.	15,000	24,852
Kingsoft Corp. Ltd.	11,116	31,596
Lenovo Group Ltd.	103,535	58,858
Meitu, Inc., 144A*	18,000	26,089
Momo, Inc., ADR*	1,525	36,600
NetEase, Inc., ADR	1,146	376,702
Semiconductor Manufacturing International Corp.*	38,526	53,767
SINA Corp.*	814	79,585
Sunny Optical Technology Group Co. Ltd.	10,090	167,947
Tencent Holdings Ltd.	77,741	3,961,604
TravelSky Technology Ltd., Class H	13,117	35,857
Weibo Corp., ADR*(b)	520	56,451
Xinyi Solar Holdings Ltd.	43,003	15,472
YY, Inc., ADR*(b)	436	44,991
ZTE Corp., Class H*	8,662	30,111

		9,188,124

Materials — 1.0%
Aluminum Corp. of China Ltd., Class H*	52,330	34,707
Anhui Conch Cement Co. Ltd., Class H	17,738	85,168
BBMG Corp., Class H	52,952	24,475
China Molybdenum Co. Ltd., Class H	51,000	31,801
China National Building Material Co. Ltd., Class H	29,248	26,888
China Resources Cement Holdings Ltd.	30,617	20,228
China Zhongwang Holdings Ltd.	19,360	9,147
Jiangxi Copper Co. Ltd., Class H	21,840	34,004
Lee & Man Paper Manufacturing Ltd.	21,984	25,755
Nine Dragons Paper Holdings Ltd.	22,648	37,581
Sinopec Shanghai Petrochemical Co. Ltd., Class H	50,117	29,710
Zijin Mining Group Co. Ltd., Class H	70,858	24,586

		384,050

Real Estate — 2.9%
Agile Group Holdings Ltd.	22,001	31,719
China Evergrande Group*	56,894	187,942
China Jinmao Holdings Group Ltd.	58,403	26,397
China Overseas Land & Investment Ltd.	56,477	179,333
China Resources Land Ltd.	41,460	119,174
China Vanke Co. Ltd., Class H	8,726	31,786
CIFI Holdings Group Co. Ltd.	48,000	26,488
Country Garden Holdings Co. Ltd.	84,801	133,550
Fullshare Holdings Ltd.*	104,444	43,729

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Guangzhou R&F Properties Co. Ltd., Class H	11,015	$23,553
KWG Property Holding Ltd.	14,449	15,281
Longfor Properties Co. Ltd.	22,627	53,133
Shenzhen Investment Ltd.	47,757	20,301
Shimao Property Holdings Ltd.	16,237	31,725
Shui On Land Ltd.	72,542	19,784
Sino-Ocean Group Holding Ltd.	47,462	29,716
SOHO China Ltd.	36,626	20,728
Sunac China Holdings Ltd.	26,050	120,074
Yuexiu Property Co. Ltd.	90,562	16,349

		1,130,762

Telecommunication Services — 3.0%
China Communications Services Corp. Ltd., Class H	32,520	20,652
China Mobile Ltd.	88,895	902,016
China Telecom Corp. Ltd., Class H	204,382	99,179
China Unicom Hong Kong Ltd.*	88,767	128,658

		1,150,505

Utilities — 1.6%
Beijing Enterprises Water Group Ltd.*	66,479	51,922
CGN Power Co. Ltd., Class H, 144A	174,325	47,542
China Gas Holdings Ltd.	28,991	89,087
China Longyuan Power Group Corp. Ltd., Class H	47,830	32,212
China Power International Development Ltd.	52,101	14,009
China Resources Gas Group Ltd.	14,160	54,662
China Resources Power Holdings Co. Ltd.	29,449	55,428
Datang International Power Generation Co. Ltd., Class H*	51,912	16,883

	Number of Shares	Value
Utilities (Continued)
ENN Energy Holdings Ltd.	11,385	83,016
Guangdong Investment Ltd.	46,018	$61,866
Huadian Power International Corp. Ltd., Class H	49,283	19,246
Huaneng Power International, Inc., Class H	83,466	53,434
Huaneng Renewables Corp. Ltd., Class H	60,530	19,298
Towngas China Co. Ltd.*	23,320	18,602

		617,207

TOTAL COMMON STOCKS (Cost $21,504,310)		22,571,505

EXCHANGE-TRADED FUNDS — 40.9%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)(c)	455,566	13,922,097
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(c)	57,207	1,968,493

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,608,061)		15,890,590

SECURITIES LENDING COLLATERAL — 32.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $12,424,182)	12,424,182	12,424,182

TOTAL INVESTMENTS — 131.1% (Cost $50,536,553)		$50,886,277
Other assets and liabilities, net — (31.1%)		(12,091,560)

NET ASSETS — 100.0%		$38,794,717

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $12,037,560, which is 31.0% of net assets.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2017 (Unaudited)

A summary of the Fund’s transactions in affiliated funds during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/17
Xtrackers Harvest CSI 300 China A-Shares ETF	1,561,826	11,826,325	—	—	533,946	—	—	13,922,097
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	297,019	1,791,706	(48,004)	(9,259)	(62,969)	—	—	1,968,493

	1,858,845	13,618,031	(48,004)	(9,259)	470,977	—	—	15,890,590

At November 30, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized (Depreciation)
MINI HSI Index Futures	HKD	3	$114,540	$112,618	12/28/2017	$(1,787)
HANG SENG Index Futures	HKD	1	190,707	187,697	12/28/2017	(2,787)

Total unrealized depreciation						$(4,574)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$22,571,504	$—	$1	$22,571,505
Exchange-Traded Funds	15,890,590	—	—	15,890,590
Short-Term Investments	12,424,182	—	—	12,424,182

TOTAL	$50,886,276	$—	$1	$50,886,277

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(4,574)	$—	$—	$(4,574)

TOTAL	$(4,574)	$—	$—	$(4,574)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2017, the amount of transfers between Level 3 and Level 1 was $16,271. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF	Xtrackers Harvest CSI 300 China A- Shares ETF		Xtrackers Harvest CSI 500 China A- Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at value	$–	$667,455,266		$24,036,201	$22,571,505
Investment in affiliated securities at value	3,375,260	–		–	15,890,590
Investment in Deutsche Government & Agency Securities Portfolio*	1,531,980	–		–	12,424,182
Cash	930	714,332		913	2,046,405
Foreign currency at value	–	2,569,283	†	63,012 †	46,734
Unrealized appreciation on forward foreign currency contracts	822	–		–	–
Deposit with broker for futures contracts	–	–		–	19,193
Receivables:
Investment securities sold	16,041	–		–	61,912
Variation margin on futures contracts	–	–		–	3,866
Capital shares	–	8,933		–	2,089,099
Dividends	–	8		18	5,232
Securities lending income	3,910	–		–	35,958
Other assets	57	56		56	57

Total Assets	$4,929,000	$670,747,878		$24,100,200	$55,194,733

Liabilities
Payable upon return of securities loaned	$1,531,980	$–		$–	$12,424,182
Unrealized depreciation on forward foreign currency contracts	16,475	–		–	–
Payables:
Investment securities purchased	–	–		–	3,965,699
Investment advisory fees	142	355,214		13,347	10,135

Total Liabilities	1,548,597	355,214		13,347	16,400,016

Net Assets, at value	$3,380,403	$670,392,664		$24,086,853	$38,794,717

Net Assets Consist of
Paid-in capital	$3,190,478	$582,565,530		$35,199,508	$39,879,314
Distributions in excess of net investment income	–	–		(34,829)	–
Undistributed net investment income	30,552	4,848,711		–	172,958
Accumulated net realized gain (loss)	(463,650)	(70,611,880)		(12,945,588)	(1,602,663)
Net unrealized appreciation (depreciation)	623,023	153,590,303		1,867,762	345,108

Net Assets, at value	$3,380,403	$670,392,664		$24,086,853	$38,794,717

Number of Common Shares outstanding	150,001	21,900,001		700,001	1,050,001

Net Asset Value	$22.54	$30.61		$34.41	$36.95

Investments in non-affiliated securities at cost	$–	$513,926,050		$22,168,606	$21,504,310

Investments in affiliated securities at cost	$2,736,584	$–		$–	$16,608,061

Value of securities loaned	$1,485,919	$–		$–	$12,037,560

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$1,531,980	$–		$–	$12,424,182

Foreign currency at cost	$–	$2,508,195		$62,845	$46,742

*	Represents collateral on securities loaned.
†	Included in foreign currency at value is 2,362 and 5,697 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF	Xtrackers Harvest CSI 300 China A- Shares ETF	Xtrackers Harvest CSI 500 China A- Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF
Investment Income
Unaffiliated dividend income*	$–	$6,960,822	$107,250	$75,313
Securities lending income, net of borrower rebates	24,646	–	–	95,832

Total Investment Income	24,646	6,960,822	107,250	171,145

Expenses
Investment advisory fees	11,312	1,789,444	76,022	47,565
Interest Expense	–	4,454	–	–

Total Expenses	11,312	1,793,898	76,022	47,565

Less fees waived (See Note 3):
Waiver	(10,522)	–	–	(19,667)

Net Expenses	790	1,793,898	76,022	27,898

Net Investment income (loss)	23,856	5,166,924	31,228	143,247

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	–	(1,174,333)	(33,221)	17,366
Investments in affiliates	(29,921)	–	–	(9,259)
Futures contracts	–	–	–	20,353
Foreign currency transactions	–	279,430	(1,065)	(584)
Forward foreign currency contracts	(171,893)	–	–	–

Net realized gain (loss)	(201,814)	(894,903)	(34,286)	27,876
Net change in unrealized appreciation (depreciation) on:
Investments	–	79,509,659	1,849,200	1,005,654
Investments in affiliates	573,841	–	–	470,977
Futures contracts	–	–	–	(4,574)
Foreign currency translations	–	31,292	(5,044)	(46)
Forward foreign currency contracts	55,514	–	–	–

Net change in unrealized appreciation (depreciation)	629,355	79,540,951	1,844,156	1,472,011

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	427,541	78,646,048	1,809,870	1,499,887

Net Increase (Decrease) in Net Assets Resulting from Operations	$451,397	$83,812,972	$1,841,098	$1,643,134

* Unaffiliated foreign tax withheld	$–	$807,627	$12,121	$5,523

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers CSI 300 China A-Shares Hedged Equity ETF		Xtrackers Harvest CSI 300 China A-Shares ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$23,856	$33,537	$5,166,924	$5,215,180
Net realized gain (loss)	(201,814)	(174,141)	(894,903)	(2,259,919)
Net change in net unrealized appreciation (depreciation)	629,355	282,522	79,540,951	26,028,638

Net increase (decrease) in net assets resulting from operations	451,397	141,918	83,812,972	28,983,899

Distributions to Shareholders from
Net investment income	—	(281,686)	—	(2,914,310)
Net realized gains	—	(84,778)	—	—

Total distributions	—	(366,464)	—	(2,914,310)

Fund Shares Transactions
Proceeds from shares sold	—	967,594	287,200,226	237,085,355
Value of shares redeemed	—	—	(67,614,479)	(222,628,824)

Net increase (decrease) in net assets resulting from fund share transactions	—	967,594	219,585,747	14,456,531

Total net increase (decrease) in Net Assets	451,397	743,048	303,398,719	40,526,120

Net Assets
Beginning of period	2,929,006	2,185,958	366,993,945	326,467,825

End of period	$3,380,403	$2,929,006	$670,392,664	$366,993,945

Distributions in excess of net investment income	$—	$—	$—	$(318,213)

Undistributed net investment income	$30,552	$6,696	$4,848,711	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	100,001	14,200,001	13,750,001
Shares sold	—	50,000	10,000,000	9,600,000
Shares redeemed	—	—	(2,300,000)	(9,150,000)

Shares outstanding, end of period	150,001	150,001	21,900,001	14,200,001

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$31,228	$(21,875)	$143,247	$146,833
Net realized gain (loss)	(34,286)	(1,027,294)	27,876	(857,419)
Net change in net unrealized appreciation (depreciation)	1,844,156	(248,447)	1,472,011	1,497,048

Net increase (decrease) in net assets resulting from operations	1,841,098	(1,297,616)	1,643,134	786,462

Distributions to Shareholders from
Net investment income	—	—	—	(448,333)

Total distributions	—	—	—	(448,333)

Fund Shares Transactions
Proceeds from shares sold	1,861,214	5,254,292	32,570,911	—
Value of shares redeemed	—	(5,023,771)	—	(2,847,049)

Net increase (decrease) in net assets resulting from fund share transactions	1,861,214	230,521	32,570,911	(2,847,049)

Total net increase (decrease) in Net Assets	3,702,312	(1,067,095)	34,214,045	(2,508,920)

Net Assets
Beginning of period	20,384,541	21,451,636	4,580,672	7,089,592

End of period	$24,086,853	$20,384,541	$38,794,717	$4,580,672

Distributions in excess of net investment income	$(34,829)	$(66,057)	$—	$—

Undistributed net investment income	$—	$—	$172,958	$29,711

Changes in Shares Outstanding
Shares outstanding, beginning of period	650,001	650,001	150,001	250,001
Shares sold	50,000	150,000	900,000	—
Shares redeemed	—	(150,000)	—	(100,000)

Shares outstanding, end of period	700,001	650,001	1,050,001	150,001

See Notes to Financial Statements.	31

DBX ETF Trust

Financial Highlights

Selected Per Share Data

Xtrackers CSI 300 China A-Shares Hedged Equity ETF	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$19.53		$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.16		0.29	0.40
Net realized and unrealized gain (loss)	2.85		1.05	(2.80)

Total from investment operations	3.01		1.34	(2.40)

Less distributions from:
Net investment income	—		(2.82)	(0.74)
Net realized gains	—		(0.85)	—

Total distributions	—		(3.67)	(0.74)

Net Asset Value, end of period	$22.54		$19.53	$21.86

Total Return (%)(e)	15.41	**	6.42 (d)	(10.01	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3	2
Ratio of expenses before fee waiver (%)(f)	0.70	*	0.72	1.25	***
Ratio of expenses after fee waiver (%)(f)	0.05	*	0.05	0.45	***
Ratio of net investment income (loss) (%)	1.48	*	1.41	2.92	*
Portfolio turnover rate (%)(g)	1	**	6	4	**

Xtrackers Harvest CSI 300 China A-Shares ETF	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$25.84		$23.74	$49.93	$21.98	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.27		0.30	0.43	0.09	(0.05)
Net realized and unrealized gain (loss)	4.50		1.97	(18.19)	27.96	(2.97)

Total from investment operations	4.77		2.27	(17.76)	28.05	(3.02)

Less distributions from:
Net investment income	—		(0.17)	(0.33)	(0.10)	—
Net realized gains	—		—	(8.10)	—	—

Total distributions	—		(0.17)	(8.43)	(0.10)	—

Net Asset Value, end of period	$30.61		$25.84	$23.74	$49.93	$21.98

Total Return (%)	18.46	**	9.62	(38.10)	127.82	(12.08	)**(e)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	670		367	326	1,410	153
Ratio of expenses before fee waiver (%)	0.65	*	0.67	0.80	0.80	0.96	*
Ratio of expenses after fee waiver (%)	0.65	*	0.67	0.80	0.80	0.92	*
Ratio of net investment income (loss) (%)	1.88	*	1.24	1.27	0.26	(0.38	)*
Portfolio turnover rate (%)(g)	16	**	68	159	58	42	**

(a)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	32

DBX ETF Trust

Financial Highlights (Continued)

Selected Per Share Data

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$31.36		$33.00	$65.42	$25.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.05		(0.03)	(0.05)	(0.12)	0.02
Net realized and unrealized gain (loss)	3.00		(1.61)	(28.91)	40.05	0.68

Total from investment operations	3.05		(1.64)	(28.96)	39.93	0.70

Less distributions from:
Net investment income	—		—	(0.17)	(0.04)	—
Net realized gains	—		—	(3.29)	(0.17)	—

Total distributions	—		—	(3.46)	(0.21)	—

Net Asset Value, end of period	$34.41		$31.36	$33.00	$65.42	$25.70

Total Return (%)	9.73	**	(4.97)	(45.37)	155.99	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		20	21	82	8
Ratio of expenses (%)	0.65	*	0.67	0.80	0.80	0.80	*
Ratio of net investment income (loss) (%)	0.27	*	(0.09)	(0.11)	(0.30)	2.57	*
Portfolio turnover rate (%)(f)	10	**	51	215	131	0	**

Xtrackers MSCI All China Equity ETF	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$30.54		$28.36	$46.01	$25.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.32		0.91	2.15	0.32	0.06
Net realized and unrealized gain (loss)	6.09		4.26	(15.46)	20.58	0.45

Total from investment operations	6.41		5.17	(13.31)	20.90	0.51

Less distributions from:
Net investment income	—		(2.99)	(4.34)	(0.35)	—
Net realized gains	—		—	—	(0.05)	—

Total distributions	—		(2.99)	(4.34)	(0.40)	—

Net Asset Value, end of period	$36.95		$30.54	$28.36	$46.01	$25.51

Total Return (%)(d)	20.99	**	20.03	(29.80)	82.48	2.04	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	39		5	7	18	5
Ratio of expenses before fee waiver (%)(e)	0.60	*	0.60	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)(e)	0.35	*	0.35	0.26	0.26	0.30	*
Ratio of net investment income (loss) (%)	1.81	*	3.10	6.46	0.94	2.73	*
Portfolio turnover rate (%)(f)	1	**	7	36	20	2	**

(a)	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period April 30, 2014 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	33

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Xtrackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF	Deutsche X-trackers MSCI All China Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	CSI 300 USD Hedged Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index

CSI 300 USD Hedged Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. The Underlying Index hedges the currency exposure of the securities in the CSI 300 Index by taking long positions in foreign currency forwards. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes. The Underlying Index is rebalanced on a quarterly basis.

34

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity EFT are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investments companies are valued at their net asset value each business day and are categorized as a Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing

35

DBX ETF Trust

Notes to Financial Statements (Continued)

services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2017, the Funds did not incur any interest or penalties.

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

36

DBX ETF Trust

Notes to Financial Statements (Continued)

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$13,782,323	$—	$13,782,323
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	9,571,784	—	9,571,784
Xtrackers MSCI All China Equity ETF	1,028,079	179,546	1,207,625

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$254,116
Xtrackers Harvest CSI 300 China A-Shares ETF	318,213	14,350,418
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	66,057	1,472,982
Xtrackers MSCI All China Equity ETF	—	276,350

As of May 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$4,261,184	$(14,052)	$—	$(14,052)
Xtrackers Harvest CSI 300 China A-Shares ETF	332,359,235	32,435,321	73,974,602	(41,539,281)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	22,026,042	(1,848,141)	2,258,753	(4,106,894)
Xtrackers MSCI All China Equity ETF	7,367,702	(1,273,471)	405,209	(1,678,680)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the

37

DBX ETF Trust

Notes to Financial Statements (Continued)

PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers CSI 300 China A-Shares Hedged Equity ETF and the Xtrackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2017, the Xtrackers CSI 300 China A-Shares Hedged Equity ETF had securities on loan, which were classified as an Exchanged Traded Fund in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

As of November 30, 2017, the Xtrackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

38

DBX ETF Trust

Notes to Financial Statements (Continued)

Remaining Contractual Maturity of the Agreements, as of November 30, 2017
	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$90,394	$—	$—	$—	$90,394
Exchange Traded Funds	12,333,788	—	—	—	12,333,788

Total Borrowings	$12,424,182	$—	$—	$—	$12,424,182

Gross amount of recognized liabilities for securities lending transactions					$12,424,182

Derivatives

Forward Foreign Currency Contracts    The Xtrackers CSI 300 China A-Shares Hedged Equity ETF may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2017, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non-U.S. currencies during the period ended November 30, 2017.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2017, Xtrackers MSCI All China Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2017 is included in a table following Xtrackers MSCI All China Equity ETF’s Schedule of Investments.

39

DBX ETF Trust

Notes to Financial Statements (Continued)

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers CSI 300 China A-Shares Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$822	Unrealized depreciation on forward foreign currency contracts	$16,475

Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$4,574

*	Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$(171,893)	$(171,893)
Xtrackers MSCI All China Equity ETF	20,353	—	20,353

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$55,514	$55,514
Xtrackers MSCI All China Equity ETF	(4,574)	—	(4,574)

For the period ended November 30, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$—	$(2,729,884)
Xtrackers MSCI All China Equity ETF	119,847	—

As of November 30, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

40

DBX ETF Trust

Notes to Financial Statements (Continued)

netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers CSI 300 China A-Shares Hedged Equity ETF
Goldman Sachs & Co.	$822	$(822)	$—	$—	$16,475	$(822)	$—	$15,653

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	0.70%
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.60%

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor as applicable, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and other extraordinary expenses.

The Advisor for the Xtrackers CSI 300 China A-Shares Hedged Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the underlying fund, if any (the “Expense Limit”). For the period from June 1, 2017 through November 30, 2017, the Advisor waived $10,522 of expenses to the Fund. The Expense Limit will remain in effect until October 1, 2018.

The Advisor for the Xtrackers MSCI All China Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the year from June 1, 2017 through November 30, 2017, the Advisor waived $19,667 of expenses to the Fund. The Expense Limit will remain in effect until October 1, 2018.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

41

DBX ETF Trust

Notes to Financial Statements (Continued)

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers CSI 300 China A-Shares Hedged Equity ETF	$32,764	$134,420
Xtrackers Harvest CSI 300 China A-Shares ETF	311,102,004	86,776,617
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4,232,304	2,189,970
Xtrackers MSCI All China Equity ETF	13,596,814	170,311

For the period ended November 30, 2017, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	$18,981,302	$—

5. Fund Share Transactions

As of November 30, 2017 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers CSI 300 China A-Shares Hedged Equity ETF and Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others: the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of

42

DBX ETF Trust

Notes to Financial Statements (Continued)

shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2017.

Pro-rata Share
Xtrackers Harvest CSI 300 China A-Shares ETF	$59,850,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap	4,200,000

Under the Credit Facility, during the six months ended November 30, 2017, the Xtrackers Harvest CSI 300 China A-Shares ETF had an average loan balance of $7,161,489 with an average interest rate of 2.487%, with loans outstanding for 9 days.

43

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

44

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

45

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency vs. the U.S. dollar. The Xtrackers CSI 300 China A-Shares Hedged Equity ETF aims to hedge the currency exposure by entering into forward transactions linked to the CNH/USD exchange rate. The equity shares included in the CSI 300 index may be valued using the CNY/USD exchange rate. The difference between the CNH/USD and CNH/USD exchange rates may lead to tracking errors in the fund. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Xtrackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049076-2 (1/18) DBX 003103 (1/19)

November 30, 2017

Semi-Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers Germany Equity ETF (GRMY)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2017.

The world economy entered a period of moderate growth, amid lingering low inflation and a focus on normalization of monetary policies across countries. Among major economies, the U.S. continued to grow despite temporary setbacks due to two hurricanes and the ongoing conflict with North Korea. The Federal Reserve Board (FRB) continued its hawkish stance on monetary policy to maximize employment and price stability. Growth in the Eurozone exceeded expectations, boosted by political stability and an improving labor market. The Chinese economy experienced moderate growth, owing to higher industrial production and a stabilizing renminbi. In Japan, Shinzo Abe’s landslide victory fortified positive economic sentiments, paving the way for sustainable long-term growth. With exceptionally low volatility, several major indices outperformed expectations despite ongoing policy and geopolitical changes.

Eurozone equities provided positive returns driven by an overall optimism in the region including the election of pro-European Union leaders Emmanuel Macron and Angela Merkel in France and Germany, respectively. In addition, the Democratic Party’s victory in Austria and the Italian government’s win in a vote to reform the electoral system have boosted investor confidence that the region is on course for further stability. This positive streak is expected to continue as the European Central Bank (ECB) has announced its decision to extend quantitative easing1 until September 2018. However, the ECB’s decision to reduce the value of the assets purchase program to EUR 30 billion per month signals tightening. Meanwhile, events such as Catalonia’s independence referendum2 in Spain and the failure of coalition talks, post-election, in Germany have resulted in some political uncertainty hovering over the region, once again. Despite this, Germany’s economy growth remained resilient, driven by strong external demand and higher industrial production. In the U.K., gross domestic product growth forecasts were lowered given that the region is flanked by an unclear outlook as Britain negotiates its exit from the European Union.

Given the continuity of Prime Minister Shinzo Abe’s stance on monetary and fiscal policies, which have worked well for Japan earlier, the country’s equity market rose to a multi-year high. Foreign direct investments increased in Japan, which helped in maintaining the positive momentum. Several underperforming sectors such as insurance and real estate picked up considerably. As the government has increased its focus on manufacturing, exports and employment, Japan’s economy is expected to grow at a robust rate. Elsewhere, in Australia, the government’s decision to increase its budget allocation on infrastructure, along with growth in the service sector, including healthcare, telecommunication and media, aided the country’s equity markets.

Overall, global growth is likely to remain steady despite headwinds from geopolitical risks. While economic growth is firming up in the U.S., Japan and the Eurozone, the growth prospects in the emerging markets are expected to pick up sustainably as the global economy continues to strengthen. Global trade, production and consumption would continue to thrive as markets witness a synchronized expansion in economic activity.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Quantitative easing is an unconventional monetary policy tool, in which a central bank conducts broad-based asset purchases.

2 Referendum is a general vote by the electorate on a single political question which has been referred to them for a direct decision.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union that have adopted the euro as their common currency and sole legal tender. Prior to October 27, 2017 the Fund sought investment results that corresponded generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index. On October 27, 2017, Xtrackers MSCI Southern Europe Hedged Equity ETF’s name changed to Xtrackers Eurozone Equity ETF and the Fund’s ticker symbol changed to EURZ. At that time, the Underlying Index replaced the MSCI Southern Europe US Dollar Hedged Index which is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (20.8% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.7%
SAP SE (Germany)	2.1%
Siemens AG (Germany)	2.1%
Banco Santander SA (Spain)	2.1%
Allianz SE (Germany)	2.0%
Unilever NV (United Kingdom)	2.0%
Bayer AG (Germany)	2.0%
Sanofi (France)	2.0%
BASF SE (Germany)	2.0%
Anheuser-Busch InBev SA/NV (Belgium)	1.8%

Country Diversification* as of 11/30/17

France	32.1%
Germany	28.5%
Spain	10.2%
Netherlands	7.8%
Italy	7.1%
Belgium	3.8%
Finland	3.2%
United Kingdom	2.5%
Other	4.8%

Total	100.0%

Sector Diversification* as of 11/30/17

Financials	20.7%
Industrials	15.7%
Consumer Discretionary	13.4%
Consumer Staples	10.0%
Materials	7.9%
Health Care	8.0%
Information Technology	7.5%
Utilities	5.5%
Energy	5.3%
Telecommunication Services	4.0%
Real Estate	2.0%

100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Germany Equity ETF (GRMY)

The Xtrackers Germany Equity ETF ( the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Germany Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German large- and mid-capitalization equity market. Prior to October 27, 2017, the Fund sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index. On October 27, 2017, Xtrackers MSCI Italy Hedged Equity ETF’s name changed to Xtrackers Germany Equity ETF and the Fund’s ticker symbol changed to GRMY. At that time, the Underlying Index replaced the MSCI Italy 25/50 US Dollar Hedged Index which is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (53.7% of Net Assets)

Description	% of Net Assets
SAP SE	7.5%
Siemens AG	7.2%
Allianz SE	7.1%
Bayer AG	7.0%
BASF SE	6.9%
Daimler AG	5.5%
Deutsche Telekom AG	4.2%
Deutsche Post AG	2.9%
Volkswagen AG	2.8%
Bayerische Motoren Werke AG	2.6%

Sector Diversification* as of 11/30/17

Consumer Discretionary	19.7%
Industrials	16.1%
Financials	15.0%
Health Care	12.2%
Materials	11.5%
Information Technology	11.1%
Telecommunication Services	4.7%
Consumer Staples	3.8%
Real Estate	3.0%
Utilities	2.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings

as of 11/30/17 (15.2% of Net Assets)

Description	% of Net Assets
Keyence Corp.	1.8%
Honda Motor Co. Ltd.	1.7%
Toyota Motor Corp.	1.6%
Sony Corp.	1.6%
FANUC Corp.	1.5%
SoftBank Group Corp.	1.4%
KDDI Corp.	1.4%
Mizuho Financial Group, Inc.	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Nippon Telegraph & Telephone Corp.	1.4%

Sector Diversification* as of 11/30/17

Industrials	22.6%
Consumer Discretionary	18.2%
Financials	11.9%
Information Technology	11.9%
Consumer Staples	9.3%
Health Care	7.6%
Materials	7.5%
Telecommunication Services	5.3%
Real Estate	3.8%
Utilities	1.5%
Energy	0.4%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

The Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/17 (3.3% of Net Assets)

Description	% of Net Assets
Landing International Development Ltd. (Hong Kong)	0.4%
Temenos Group AG (Switzerland)	0.4%
Furukawa Electric Co. Ltd. (Japan)	0.4%
Nihon M&A Center, Inc. (Japan)	0.3%
Informa PLC (United Kingdom)	0.3%
Venture Corp. Ltd. (Singapore)	0.3%
ams AG (Austria)	0.3%
Georg Fischer AG (Switzerland)	0.3%
Square Enix Holdings Co. Ltd. (Japan)	0.3%
Ube Industries Ltd. (Japan)	0.3%

Country Diversification* as of 11/30/17

Japan	30.9%
United Kingdom	16.5%
Australia	6.2%
Germany	5.7%
Sweden	4.8%
Switzerland	4.7%
Italy	4.0%
France	3.5%
Netherlands	2.7%
Spain	2.6%
Hong Kong	2.3%
Other	16.1%

Total	100.0%

Sector Diversification* as of 11/30/17

Industrials	21.4%
Consumer Discretionary	15.9%
Information Technology	11.7%
Financials	11.5%
Real Estate	10.5%
Materials	9.3%
Health Care	6.9%
Consumer Staples	6.8%
Energy	2.6%
Utilities	2.0%
Telecommunication Services	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$1,030.40	0.39%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
Xtrackers Germany Equity ETF
Actual	$1,000.00	$1,110.40	0.39%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	0.39%	$1.98
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$1,129.90	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Actual	$1,000.00	$1,086.90	0.45%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Austria — 0.8%
ANDRITZ AG	33	$1,852
Erste Group Bank AG*	143	6,249
Lenzing AG	7	834
OMV AG	73	4,549
Raiffeisen Bank International AG*	68	2,412
voestalpine AG	62	3,608

		19,504

Belgium — 3.8%
Ackermans & van Haaren NV	17	2,975
Ageas	100	4,923
Anheuser-Busch InBev SA/NV	373	43,007
bpost SA (a)	50	1,545
Colruyt SA	36	1,910
Elia System Operator SA/NV	15	883
Groupe Bruxelles Lambert SA	41	4,417
KBC Ancora	18	1,096
KBC Group NV	144	11,801
Melexis NV	10	979
Proximus SADP	78	2,678
Sofina SA	8	1,233
Solvay SA	37	5,215
Telenet Group Holding NV*	25	1,749
UCB SA	52	3,890
Umicore SA	96	4,488

		92,789

Finland — 3.2%
Cargotec OYJ, Class B	20	1,148
Elisa OYJ	72	2,934
Fortum OYJ	220	4,638
Huhtamaki OYJ	48	2,118
Kesko OYJ, Class B	34	1,725
Kone OYJ, Class B	191	9,847
Metso OYJ	65	2,298
Neste OYJ	65	4,046
Nokia OYJ	2,950	14,830
Nokian Renkaat OYJ	69	3,017
Orion OYJ, Class B	52	1,924
Outokumpu OYJ	162	1,402
Sampo OYJ, Class A	203	10,749
Stora Enso OYJ, Class R	292	4,477
UPM-Kymmene OYJ	256	7,720
Wartsila OYJ Abp	71	4,698

		77,571

France — 32.1%
Accor SA	93	4,673
Aeroports de Paris	14	2,675
Air France-KLM*	125	1,780
Air Liquide SA	216	27,081
Airbus SE	286	29,767
Alstom SA	80	3,308
Arkema SA	30	3,677
Atos SE	47	6,963
AXA SA	952	28,775

	Number of Shares	Value
France (Continued)
BioMerieux	22	$1,839
BNP Paribas SA	537	40,710
Bollore SA	457	2,431
Bouygues SA	105	5,441
Bureau Veritas SA	134	3,559
Capgemini SE	81	9,357
Carrefour SA	279	5,873
Casino Guichard Perrachon SA	25	1,524
Cie de Saint-Gobain	244	13,926
Cie Generale des Etablissements Michelin	91	13,221
Cie Plastic Omnium SA	32	1,388
CNP Assurances	80	1,804
Credit Agricole SA	619	10,447
Danone SA	339	28,666
Dassault Systemes SE	69	7,430
Edenred	95	2,723
Eiffage SA	39	4,287
Electricite de France SA	291	3,820
Elior Group SA, 144A	53	1,166
Elis SA	82	2,143
Engie SA	937	16,429
Essilor International SA	96	12,368
Euler Hermes Group	8	1,162
Eurazeo SA	23	2,028
Eutelsat Communications SA	69	1,565
Faurecia	38	2,912
Fonciere Des Regions REIT	16	1,715
Gecina SA REIT	19	3,172
Groupe Eurotunnel SE	203	2,704
Hermes International	15	7,920
ICADE REIT	16	1,489
Iliad SA	14	3,281
Imerys SA	16	1,470
Ingenico Group SA	27	2,834
Ipsen SA	18	2,198
JCDecaux SA	107	4,467
Kering	37	16,445
Klepierre SA REIT	105	4,344
Lagardere SCA	53	1,740
Legrand SA	118	8,858
L’Oreal SA	124	27,471
LVMH Moet Hennessy Louis Vuitton SE	135	39,356
Natixis SA	460	3,735
Orange SA	928	16,022
Orpea	23	2,777
Pernod Ricard SA	92	14,376
Peugeot SA	293	6,070
Publicis Groupe SA	106	7,053
Remy Cointreau SA	10	1,333
Renault SA	97	9,875
Rexel SA	129	2,383
Rubis SCA	46	3,278
Safran SA	164	17,507
Sanofi	532	48,590
Sartorius Stedim Biotech	15	1,075
Schneider Electric SE*	300	25,830
SCOR SE	90	3,676

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
France (Continued)
SEB SA	9	$1,661
Societe BIC SA	14	1,628
Societe Generale SA	335	16,900
Sodexo SA	46	6,020
Sopra Steria Group	7	1,254
SPIE SA	58	1,607
Suez	211	3,897
Teleperformance	28	4,152
Thales SA	52	5,265
TOTAL SA	1,142	64,550
Ubisoft Entertainment SA*	28	2,151
Unibail-Rodamco SE REIT	50	12,815
Valeo SA	121	8,799
Veolia Environnement SA	285	7,223
Vinci SA	271	27,737
Vivendi SA	481	12,827
Wendel SA	15	2,529

		780,977

Germany — 26.6%
adidas AG	88	18,383
Allianz SE	211	49,852
Aurubis AG	17	1,413
Axel Springer SE	24	1,898
BASF SE	427	47,858
Bayer AG	387	49,443
Bayerische Motoren Werke AG	161	16,256
Beiersdorf AG	63	7,511
Brenntag AG	69	4,303
Carl Zeiss Meditec AG	18	1,067
CECONOMY AG	82	1,076
Commerzbank AG*	500	7,246
Continental AG	55	14,673
CTS Eventim AG & Co. KGaA	27	1,313
Daimler AG	465	38,545
Deutsche Bank AG (b)	877	16,585
Deutsche Boerse AG	85	9,654
Deutsche Lufthansa AG	238	8,193
Deutsche Post AG	442	21,023
Deutsche Telekom AG	1,611	28,832
Deutsche Wohnen SE	158	6,997
Duerr AG	13	1,639
E.ON SE	981	11,366
Evonik Industries AG	75	2,803
Fielmann AG	13	1,136
Fraport AG Frankfurt Airport Services Worldwide	19	1,896
Freenet AG	58	2,202
Fresenius Medical Care AG & Co. KGaA	98	9,753
Fresenius SE & Co. KGaA	193	13,948
FUCHS PETROLUB SE	17	819
GEA Group AG	89	4,302
GRENKE AG	13	1,313
Hannover Rueck SE	31	4,081
HeidelbergCement AG	74	7,885
Hella GmbH & Co KGaA	23	1,414
Henkel AG & Co. KGaA	51	6,227

	Number of Shares	Value
Germany (Continued)
HOCHTIEF AG	10	$1,760
HUGO BOSS AG	32	2,636
Infineon Technologies AG	511	14,136
Innogy SE, 144A	65	3,010
K+S AG	97	2,276
KION Group AG	34	2,772
Krones AG (a)	8	1,015
LANXESS AG	44	3,348
LEG Immobilien AG	32	3,408
MAN SE	17	1,913
Merck KGaA	65	6,931
MTU Aero Engines AG	21	3,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73	16,272
OSRAM Licht AG	53	4,549
ProSiebenSat.1 Media SE	99	3,154
Rational AG	2	1,311
Rheinmetall AG	22	2,804
RWE AG*	235	5,394
SAP SE	463	52,252
Siemens AG	376	51,199
Software AG	27	1,481
Symrise AG	62	5,279
Talanx AG	27	1,112
Telefonica Deutschland Holding AG	315	1,501
thyssenkrupp AG	226	6,195
United Internet AG	62	4,184
Vonovia SE	200	9,430
Wacker Chemie AG	9	1,469
Wirecard AG	58	6,194
Zalando SE, 144A*	64	3,279

		646,951

Greece — 0.2%
Alpha Bank AE*	640	1,244
Hellenic Telecommunications Organization SA	124	1,501
National Bank of Greece SA*	4,622	1,433
OPAP SA	109	1,332

		5,510

Ireland — 1.9%
Bank of Ireland Group PLC*	462	3,610
CRH PLC	423	14,601
Glanbia PLC	91	1,698
Kerry Group PLC, Class A	76	7,975
Kingspan Group PLC	70	2,871
Ryanair Holdings PLC, ADR*	104	12,682
Smurfit Kappa Group PLC	111	3,548

		46,985

Italy — 7.1%
A2A SpA	792	1,492
Assicurazioni Generali SpA	686	12,580
Atlantia SpA	238	7,920
Banca Generali SpA	29	1,019
Banca Mediolanum SpA	335	2,798
Banco BPM SpA*	765	2,625

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Brembo SpA	77	$1,193
Buzzi Unicem SpA	36	959
Davide Campari-Milano SpA	222	1,731
De’ Longhi SpA	30	883
DiaSorin SpA	13	1,200
Enel SpA	3,914	25,458
Eni SpA	1,360	22,394
FinecoBank Banca Fineco SpA	199	2,010
Hera SpA	461	1,660
Infrastrutture Wireless Italiane SpA, 144A	140	1,085
Intesa Sanpaolo SpA	6,803	22,891
Intesa Sanpaolo SpA-RSP	484	1,549
Italgas SpA	210	1,332
Leonardo SpA	198	2,370
Mediobanca SpA	382	4,416
Moncler SpA	82	2,252
Poste Italiane SpA, 144A	231	1,690
Prysmian SpA	104	3,470
Recordati SpA	51	2,299
Saipem SpA*	290	1,166
Snam SpA	1,134	5,728
Telecom Italia SpA*	5,842	4,897
Telecom Italia SpA-RSP	3,049	2,069
Terna Rete Elettrica Nazionale SpA	713	4,416
UniCredit SpA*	1,012	20,392
Unione di Banche Italiane SpA	514	2,478
Unipol Gruppo SpA	213	978
UnipolSai Assicurazioni SpA	409	961

		172,361

Luxembourg — 0.8%
APERAM SA	24	1,229
ArcelorMittal*	325	9,829
Eurofins Scientific SE	5	3,033
Grand City Properties SA	55	1,259
Tenaris SA	238	3,465

		18,815

Netherlands — 7.8%
Aalberts Industries NV	37	1,893
ABN AMRO Group NV, 144A	175	5,201
Aegon NV	988	6,147
Akzo Nobel NV (a)	127	11,463
Altice NV, Class A*	394	3,116
Altice NV, Class B*	45	355
ASM International NV	26	1,800
ASML Holding NV	177	31,150
Boskalis Westminster	39	1,445
Euronext NV, 144A	35	2,140
Gemalto NV	39	1,484
GrandVision NV, 144A	128	3,297
Heineken Holding NV	48	4,634
Heineken NV	113	11,532
ING Groep NV	1,914	34,586
Koninklijke Ahold Delhaize NV	532	11,415
Koninklijke DSM NV	81	7,609
Koninklijke KPN NV	1,705	6,266

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Philips NV	476	$18,517
Koninklijke Vopak NV	34	1,439
NN Group NV	142	6,248
OCI NV*	36	810
QIAGEN NV*	106	3,354
Randstad Holding NV	63	3,887
SBM Offshore NV	88	1,462
Wolters Kluwer NV	139	7,214

		188,464

Portugal — 0.5%
Banco Comercial Portugues SA, Class R*	4,569	1,403
EDP — Energias de Portugal SA	892	3,132
Galp Energia SGPS SA	248	4,688
Jeronimo Martins SGPS SA	124	2,440

		11,663

South Africa (c) — 0.3%
Steinhoff International Holdings NV	1,504	6,192

Spain — 10.1%
Acciona SA	13	1,058
Acerinox SA	83	1,118
ACS Actividades de Construccion y Servicios SA	126	4,883
Aena SME SA, 144A	37	7,374
Amadeus IT Group SA	221	15,961
Banco Bilbao Vizcaya Argentaria SA	3,196	27,369
Banco de Sabadell SA	2,681	5,402
Banco Santander SA	7,464	50,221
Bankia SA	472	2,271
Bankinter SA	312	3,016
CaixaBank SA	1,809	8,613
Cellnex Telecom SA, 144A	70	1,726
Corp. Financiera Alba SA	17	1,020
Distribuidora Internacional de Alimentacion SA	279	1,315
Enagas SA	113	3,322
Endesa SA	158	3,530
Ferrovial SA	255	5,623
Gas Natural SDG SA	178	3,986
Grifols SA	147	4,296
Grupo Catalana Occidente SA	23	993
Iberdrola SA	2,856	22,721
Industria de Diseno Textil SA	565	20,035
Inmobiliaria Colonial Socimi SA REIT	121	1,145
Mapfre SA	481	1,621
Mediaset Espana Comunicacion SA	85	992
Melia Hotels International SA	70	934
Merlin Properties Socimi SA REIT	168	2,213
Prosegur Cia de Seguridad SA	118	965
Red Electrica Corp. SA	215	4,871
Repsol SA	630	11,583
Siemens Gamesa Renewable Energy SA	113	1,417
Telefonica SA	2,134	21,895
Zardoya Otis SA	87	974

		244,463

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Switzerland — 0.3%
STMicroelectronics NV	332	$7,545

United Kingdom (c) — 2.5%
RELX NV	517	11,857
Unilever NV	862	49,731

		61,588

TOTAL COMMON STOCKS (Cost $2,304,470)		2,381,378

PREFERRED STOCKS — 1.9%
Germany — 1.8%
Bayerische Motoren Werke AG	28	2,427
FUCHS PETROLUB SE	35	1,842
Henkel AG & Co. KGaA	90	12,234
Porsche Automobil Holding SE	77	6,454
Sartorius AG	19	1,824
Volkswagen AG	93	19,749

		44,530

	Number of Shares	Value
Spain — 0.1%
Grifols SA, Class B	132	$2,975

TOTAL PREFERRED STOCKS (Cost $42,669)		47,505

SECURITIES LENDING COLLATERAL — 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $13,240)	13,240	13,240

TOTAL INVESTMENTS — 100.4% (Cost $2,360,379)		$2,442,123
Other assets and liabilities, net — (0.4%)		(11,857)

NET ASSETS — 100.0%		$2,430,266

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $2,275, which is 0.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within the Eurozone.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	—	14,712	—	—	1,873	—	16,585

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,381,378	$—	$—	$2,381,378
Preferred Stocks (f)	47,505	—	—	47,505
Short-Term Investments	13,240	—	—	13,240

TOTAL	$2,442,123	$—	$—	$2,442,123

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.7%
Consumer Discretionary — 15.7%
adidas AG	302	$63,088
Axel Springer SE	84	6,641
Bayerische Motoren Werke AG	553	55,835
CECONOMY AG	286	3,755
Continental AG	187	49,889
CTS Eventim AG & Co. KGaA	96	4,668
Daimler AG	1,641	136,026
Fielmann AG	44	3,845
Hella GmbH & Co KGaA	78	4,797
HUGO BOSS AG	112	9,227
ProSiebenSat.1 Media SE	345	10,992
Steinhoff International Holdings NV	5,243	21,586
Stroeer SE & Co. KGaA	38	2,883
Zalando SE, 144A*	222	11,373

		384,605

Consumer Staples — 2.1%
Beiersdorf AG	218	25,991
Henkel AG & Co. KGaA	179	21,855
Suedzucker AG	123	2,553

		50,399

Financials — 15.0%
Allianz SE	741	175,072
Commerzbank AG*	1,744	25,276
Deutsche Bank AG (a)	2,996	56,656
Deutsche Boerse AG	288	32,709
GRENKE AG	45	4,547
Hannover Rueck SE	106	13,953
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249	55,504
Talanx AG	94	3,872

		367,589

Health Care — 11.9%
Bayer AG	1,336	170,688
Carl Zeiss Meditec AG	65	3,852
Fresenius Medical Care AG & Co. KGaA	334	33,242
Fresenius SE & Co. KGaA	661	47,769
Merck KGaA	228	24,312
QIAGEN NV*	370	11,706

		291,569

Industrials — 16.0%
Brenntag AG	228	14,218
Deutsche Lufthansa AG	829	28,537
Deutsche Post AG	1,516	72,105
DMG Mori AG	33	1,803
Duerr AG	46	5,800
Fraport AG Frankfurt Airport Services Worldwide	65	6,485
GEA Group AG	309	14,935
HOCHTIEF AG	34	5,986
KION Group AG	119	9,702
Krones AG (b)	27	3,425
MAN SE	60	6,751
MTU Aero Engines AG	83	14,949

	Number of Shares	Value
Industrials (Continued)
OSRAM Licht AG	185	$15,880
Rational AG	6	3,932
Rheinmetall AG	72	9,177
Siemens AG	1,304	177,561

		391,246

Information Technology — 11.1%
Infineon Technologies AG	1,750	48,410
SAP SE	1,622	183,052
Software AG	93	5,100
United Internet AG	217	14,645
Wirecard AG	202	21,571

		272,778

Materials — 11.3%
Aurubis AG	59	4,903
BASF SE	1,505	168,682
Evonik Industries AG	263	9,828
FUCHS PETROLUB SE	60	2,889
HeidelbergCement AG	251	26,747
K+S AG	337	7,906
LANXESS AG	153	11,643
Symrise AG	215	18,306
thyssenkrupp AG	788	21,601
Wacker Chemie AG	30	4,897

		277,402

Real Estate — 3.0%
Deutsche Wohnen SE	552	24,445
Grand City Properties SA	192	4,395
LEG Immobilien AG	111	11,820
Vonovia SE	680	32,063

		72,723

Telecommunication Services — 4.7%
Deutsche Telekom AG	5,721	102,390
Freenet AG	203	7,708
Telefonica Deutschland Holding AG	1,101	5,246

		115,344

Utilities — 2.9%
E.ON SE	3,526	40,852
Innogy SE, 144A	225	10,419
RWE AG*	817	18,752

		70,023

TOTAL COMMON STOCKS (Cost $2,266,369)		2,293,678

PREFERRED STOCKS — 6.3%
Consumer Discretionary — 4.0%
Bayerische Motoren Werke AG	97	8,408
Porsche Automobil Holding SE	270	22,632
Volkswagen AG	318	67,530

		98,570

Consumer Staples — 1.7%
Henkel AG & Co. KGaA	308	41,866

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Health Care — 0.3%
Sartorius AG	66	$6,335

Industrials — 0.1%
MAN SE	11	1,229

Materials — 0.2%
FUCHS PETROLUB SE	112	5,896

Utilities — 0.0%
RWE AG	69	1,218

TOTAL PREFERRED STOCKS (Cost $138,996)		155,114

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (c)(d) (Cost $3,191)	3,191	$3,191

TOTAL INVESTMENTS — 100.1% (Cost $2,408,556)		$2,451,983
Other assets and liabilities, net — (0.1%)		(2,909)

NET ASSETS — 100.0%		$2,449,074

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $3,039, which is 0.1% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Value ($) at 5/31/17	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net change in unrealized Appreciation (Depreciation) ($)	Income ($)	Value ($) at 11/30/17
Deutsche Bank AG	—	51,348	(1,069)	(22)	6,399	—	56,656

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,293,678	$—	$—	$2,293,678
Preferred Stocks (e)	155,114	—	—	155,114
Short-Term Investments	3,191	—	—	3,191

TOTAL	$2,451,983	$—	$—	$2,451,983

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Consumer Discretionary — 18.0%
ABC-Mart, Inc.	100	$5,505
Adastria Co. Ltd.	100	2,221
Aisin Seiki Co. Ltd.	600	32,224
Asics Corp.	900	13,318
Bandai Namco Holdings, Inc.	800	26,094
Bic Camera, Inc.	500	6,398
Bridgestone Corp.	2,700	122,930
Casio Computer Co. Ltd.	700	10,271
Clarion Co. Ltd.	1,000	3,896
CyberAgent, Inc.	500	17,113
Daiichikosho Co. Ltd.	200	9,615
Daikyonishikawa Corp.	100	1,681
Denso Corp.	1,700	95,782
Don Quijote Holdings Co. Ltd.	500	23,994
Eagle Industry Co. Ltd.	100	1,811
Fast Retailing Co. Ltd.	100	38,881
Fujitsu General Ltd.	200	4,255
Hakuhodo DY Holdings, Inc.	1,100	14,833
Haseko Corp.	1,000	15,576
Heiwa Corp.	200	3,464
Hikari Tsushin, Inc.	100	14,459
Honda Motor Co. Ltd.	6,600	220,816
Iida Group Holdings Co. Ltd.	600	11,099
Isuzu Motors Ltd.	2,200	34,817
Izumi Co. Ltd.	100	5,889
J. Front Retailing Co. Ltd.	1,000	16,934
Koito Manufacturing Co. Ltd.	500	34,628
K’s Holdings Corp.	300	7,764
Mazda Motor Corp.	2,400	32,234
Mitsuba Corp.	100	1,369
NGK Spark Plug Co. Ltd.	700	16,176
NHK Spring Co. Ltd.	800	8,936
Nifco, Inc.	100	6,729
Nippon Television Holdings, Inc.	700	12,704
Nissan Motor Co. Ltd.	9,000	87,503
Nissin Kogyo Co. Ltd.	100	1,960
Nitori Holdings Co. Ltd.	300	49,153
Nojima Corp.	100	2,302
NOK Corp.	400	9,765
Oriental Land Co. Ltd.	900	80,353
Panasonic Corp.	8,700	129,678
Pressance Corp.	100	1,246
Rakuten, Inc.	3,700	37,941
Resorttrust, Inc.	300	6,584
Rinnai Corp.	100	8,999
Ryohin Keikaku Co. Ltd.	100	31,321
Sanrio Co. Ltd.	200	3,333
Seiko Holdings Corp.	100	2,721
Sekisui Chemical Co. Ltd.	1,800	34,921
Sekisui House Ltd.	2,900	54,279
Seria Co. Ltd.	200	12,689
Shimamura Co. Ltd.	100	12,091
Shimano, Inc.	300	41,607
Sony Corp.	4,500	209,146
Stanley Electric Co. Ltd.	600	24,047
Start Today Co. Ltd.	700	21,424

	Number of Shares	Value
Consumer Discretionary (Continued)
Starts Corp., Inc.	100	$2,449
Subaru Corp.	2,400	78,688
Sumitomo Electric Industries Ltd.	3,000	52,504
Sumitomo Forestry Co. Ltd.	600	10,348
Sumitomo Rubber Industries Ltd.	800	14,584
Suzuki Motor Corp.	1,500	80,962
Takashimaya Co. Ltd.	1,000	9,892
T-Gaia Corp.	100	2,191
Toho Co. Ltd.	500	16,956
Toyo Tire & Rubber Co. Ltd.	500	10,232
Toyoda Gosei Co. Ltd.	300	7,525
Toyota Boshoku Corp.	200	4,157
Toyota Industries Corp.	600	37,371
Toyota Motor Corp.	3,446	216,913
TPR Co. Ltd.	100	3,427
TS Tech Co. Ltd.	200	8,212
United Arrows Ltd.	100	3,789
USS Co. Ltd.	900	19,021
Yamaha Corp.	500	18,453
Yamaha Motor Co. Ltd.	1,100	34,601
Yokohama Rubber Co. Ltd.	500	11,242

		2,380,996

Consumer Staples — 9.2%
Aeon Co. Ltd.	3,100	50,529
Ain Holdings, Inc.	100	6,836
Ajinomoto Co., Inc.	1,900	35,044
Asahi Group Holdings Ltd.	1,600	81,598
Calbee, Inc.	400	14,030
Ci:z Holdings Co. Ltd.	100	4,213
Create SD Holdings Co. Ltd.	100	2,617
Ezaki Glico Co. Ltd.	200	9,919
FamilyMart UNY Holdings Co. Ltd.	200	13,529
Japan Tobacco, Inc.	4,800	159,564
Kao Corp.	1,900	126,288
Kewpie Corp.	400	10,312
Kikkoman Corp.	600	23,591
Kirin Holdings Co. Ltd.	3,700	86,941
Kobayashi Pharmaceutical Co. Ltd.	200	12,671
Kobe Bussan Co. Ltd.	100	4,557
Kose Corp.	100	15,388
Kusuri no Aoki Holdings Co. Ltd.	100	6,112
Lawson, Inc.	200	13,833
Lion Corp.	1,000	18,712
Matsumotokiyoshi Holdings Co. Ltd.	200	16,586
MEIJI Holdings Co. Ltd.	500	43,698
NH Foods Ltd.	1,000	24,637
Nichirei Corp.	400	11,653
Nippon Suisan Kaisha Ltd.	1,000	5,487
Nissin Foods Holdings Co. Ltd.	300	21,742
Pigeon Corp.	400	15,352
Seven & i Holdings Co. Ltd.	3,200	131,683
Shiseido Co. Ltd.	1,500	73,348
Sugi Holdings Co. Ltd.	200	10,759
Sundrug Co. Ltd.	300	13,860
Suntory Beverage & Food Ltd.	600	26,058
Toyo Suisan Kaisha Ltd.	400	17,086

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Tsuruha Holdings, Inc.	100	$13,869
Unicharm Corp.	1,600	42,079
Valor Holdings Co. Ltd.	200	4,677
Welcia Holdings Co. Ltd.	200	8,597
Yakult Honsha Co. Ltd.	500	39,140
Yaoko Co. Ltd.	100	4,727

		1,221,322

Energy — 0.4%
Inpex Corp.	4,300	48,608

Financials — 11.9%
AEON Financial Service Co. Ltd.	500	11,130
Aozora Bank Ltd.	400	15,567
Chiba Bank Ltd.	3,000	23,028
Chugoku Bank Ltd.	700	9,152
Concordia Financial Group Ltd.	4,700	25,830
Dai-ichi Life Holdings, Inc.	4,500	92,328
Daiwa Securities Group, Inc.	6,000	37,425
Financial Products Group Co. Ltd.	200	2,472
Fuyo General Lease Co. Ltd.	100	6,657
Gunma Bank Ltd.	1,800	10,713
Hiroshima Bank Ltd.	1,100	8,680
Hitachi Capital Corp.	200	4,943
Hokuhoku Financial Group, Inc.	500	7,484
IBJ Leasing Co. Ltd.	100	2,562
Jafco Co. Ltd.	100	5,263
Japan Exchange Group, Inc.	2,300	42,381
kabu.com Securities Co. Ltd.	600	1,834
Kyushu Financial Group, Inc.	1,600	9,494
Matsui Securities Co. Ltd.	500	4,392
Mebuki Financial Group, Inc.	3,700	15,573
Mitsubishi UFJ Financial Group, Inc.	25,200	178,374
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,800	10,278
Mizuho Financial Group, Inc.	98,900	180,204
MS&AD Insurance Group Holdings, Inc.	2,000	65,323
Nomura Holdings, Inc.	13,800	82,685
Orient Corp.	900	1,480
ORIX Corp.	5,300	91,597
Resona Holdings, Inc.	8,400	44,730
SBI Holdings, Inc.	900	16,045
Seven Bank Ltd.	2,900	9,744
Shinsei Bank Ltd.	700	11,216
Shizuoka Bank Ltd.	2,000	19,803
Sompo Holdings, Inc.	1,500	60,748
Sony Financial Holdings, Inc.	700	11,873
Sumitomo Mitsui Financial Group, Inc.	4,400	178,784
Sumitomo Mitsui Trust Holdings, Inc.	1,500	55,815
Suruga Bank Ltd.	800	17,236
T&D Holdings, Inc.	2,400	39,580
Tokai Tokyo Financial Holdings, Inc.	900	5,839
Tokio Marine Holdings, Inc.	2,800	124,105
Tokyo Century Corp.	100	4,548
Yamaguchi Financial Group, Inc.	1,000	11,983
Zenkoku Hosho Co. Ltd.	200	8,641

		1,567,539

	Number of Shares	Value
Health Care — 7.6%
Alfresa Holdings Corp.	900	$19,399
Asahi Intecc Co. Ltd.	200	13,243
Astellas Pharma, Inc.	7,900	100,669
Chugai Pharmaceutical Co. Ltd.	800	41,535
Daiichi Sankyo Co. Ltd.	2,200	53,238
Eisai Co. Ltd.	900	51,239
Hisamitsu Pharmaceutical Co., Inc.	200	11,295
Hoya Corp.	1,600	77,895
Kaken Pharmaceutical Co. Ltd.	200	10,044
Kyowa Hakko Kirin Co. Ltd.	900	17,123
M3, Inc.	800	26,380
Medipal Holdings Corp.	800	15,577
Mitsubishi Tanabe Pharma Corp.	900	19,519
Nihon Kohden Corp.	300	6,903
Olympus Corp.	1,100	45,315
Ono Pharmaceutical Co. Ltd.	2,000	45,735
Otsuka Holdings Co. Ltd.	1,600	71,117
Santen Pharmaceutical Co. Ltd.	1,500	22,948
Sawai Pharmaceutical Co. Ltd.	100	4,906
Shionogi & Co. Ltd.	1,100	61,525
Ship Healthcare Holdings, Inc.	200	6,425
Sumitomo Dainippon Pharma Co. Ltd.	600	8,729
Sysmex Corp.	600	45,682
Takeda Pharmaceutical Co. Ltd.	2,800	154,731
Terumo Corp.	1,200	57,692
Toho Holdings Co. Ltd.	200	4,170
Tsumura & Co.	300	10,402

		1,003,436

Industrials — 22.5%
Aeon Delight Co. Ltd.	100	3,798
Aica Kogyo Co. Ltd.	200	7,033
Amada Holdings Co. Ltd.	1,300	17,321
ANA Holdings, Inc.	1,400	56,047
Asahi Glass Co. Ltd.	800	33,457
Central Japan Railway Co.	700	129,954
COMSYS Holdings Corp.	300	8,404
Daifuku Co. Ltd.	400	21,876
Daikin Industries Ltd.	1,000	115,455
DMG Mori Co. Ltd.	400	8,032
East Japan Railway Co.	1,400	135,928
Ebara Corp.	300	11,755
FANUC Corp.	800	199,777
Fuji Electric Co. Ltd.	2,000	14,155
Hankyu Hanshin Holdings, Inc.	1,000	38,872
Hanwa Co. Ltd.	100	4,044
Harmonic Drive Systems, Inc.	100	6,354
Hazama Ando Corp.	600	4,756
Hino Motors Ltd.	1,100	13,506
Hitachi Construction Machinery Co. Ltd.	400	13,279
Hitachi Transport System Ltd.	200	4,992
Hoshizaki Corp.	200	19,105
ITOCHU Corp.	5,500	95,644
Iwatani Corp.	200	6,059
Japan Airlines Co. Ltd.	1,300	47,816
JTEKT Corp.	900	15,514
Kajima Corp.	4,000	42,143

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Kanamoto Co. Ltd.	100	$3,463
Kanematsu Corp.	500	6,014
Kawasaki Heavy Industries Ltd.	600	19,892
Keihan Holdings Co. Ltd.	400	11,885
Keio Corp.	400	17,729
Keisei Electric Railway Co. Ltd.	500	16,085
Kintetsu Group Holdings Co. Ltd.	700	27,492
Komatsu Ltd.	3,700	115,062
Kubota Corp.	4,100	77,673
Kumagai Gumi Co. Ltd.	100	2,793
Kyowa Exeo Corp.	300	7,233
Kyudenko Corp.	200	9,508
Maeda Corp.	700	10,327
Makita Corp.	1,000	41,464
Marubeni Corp.	6,300	41,987
Meitec Corp.	100	5,272
MINEBEA MITSUMI, Inc.	1,400	27,711
MISUMI Group, Inc.	900	26,339
Mitsubishi Corp.	5,300	133,228
Mitsubishi Electric Corp.	7,800	129,123
Mitsubishi Heavy Industries Ltd.	1,300	48,211
Mitsui & Co. Ltd.	6,500	99,035
MonotaRO Co. Ltd.	300	8,552
Nabtesco Corp.	400	15,674
Nagoya Railroad Co. Ltd.	700	17,146
Nankai Electric Railway Co. Ltd.	500	12,524
NGK Insulators Ltd.	1,000	19,168
Nidec Corp.	1,000	136,455
Nihon M&A Center, Inc.	300	15,040
Nippon Express Co. Ltd.	300	19,114
Nippon Steel & Sumikin Bussan Corp.	100	5,290
Nishi-Nippon Railroad Co. Ltd.	300	7,828
NSK Ltd.	1,600	24,178
Obayashi Corp.	2,600	33,736
Odakyu Electric Railway Co. Ltd.	1,200	25,575
OSG Corp.	300	6,155
Park24 Co. Ltd.	400	9,894
Penta-Ocean Construction Co. Ltd.	900	6,732
Persol Holdings Co. Ltd.	700	16,439
Pilot Corp.	200	9,669
Sankyu, Inc.	200	8,543
Sanwa Holdings Corp.	800	10,588
Secom Co. Ltd.	800	60,151
Seibu Holdings, Inc.	1,000	18,131
Shimizu Corp.	2,600	28,973
SMC Corp.	200	81,265
Sohgo Security Services Co. Ltd.	300	16,702
Sojitz Corp.	4,500	13,029
Sotetsu Holdings, Inc.	300	7,836
Sumitomo Corp.	4,700	73,227
Sumitomo Heavy Industries Ltd.	400	16,317
Sumitomo Mitsui Construction Co. Ltd.	840	4,804
Tadano Ltd.	300	4,573
Taisei Corp.	900	47,451
Takeuchi Manufacturing Co. Ltd.	100	2,113
THK Co. Ltd.	500	18,341
Tobu Railway Co. Ltd.	800	25,557

	Number of Shares	Value
Industrials (Continued)
Toda Corp.	1,000	$8,007
Tokyu Construction Co. Ltd.	200	1,939
Tokyu Corp.	2,100	33,610
TOTO Ltd.	600	33,457
Toyota Tsusho Corp.	900	33,939
West Japan Railway Co.	700	51,650
Yamato Holdings Co. Ltd.	1,400	28,468

		2,970,442

Information Technology — 11.8%
Advantest Corp.	500	9,986
Alps Electric Co. Ltd.	700	22,363
Brother Industries Ltd.	900	22,326
Canon, Inc.	4,200	161,312
COLOPL, Inc.	400	4,132
DeNA Co. Ltd.	400	9,097
Dip Corp.	100	2,606
Disco Corp.	100	22,215
Elecom Co. Ltd.	100	2,281
Fujitsu Ltd.	8,000	59,686
GMO internet, Inc.	200	3,358
GungHo Online Entertainment, Inc.	2,100	5,367
Hamamatsu Photonics KK	500	17,202
Hirose Electric Co. Ltd.	100	14,959
Hitachi High-Technologies Corp.	300	12,452
Hitachi Kokusai Electric, Inc.	100	2,851
Hitachi Ltd.	18,000	134,182
Horiba Ltd.	200	12,511
Itochu Techno-Solutions Corp.	200	8,445
Kakaku.com, Inc.	600	9,512
Keyence Corp.	420	243,619
Konami Holdings Corp.	300	15,897
Konica Minolta, Inc.	1,900	18,609
Kyocera Corp.	1,300	91,786
Mixi, Inc.	200	9,329
Murata Manufacturing Co. Ltd.	800	108,413
NEC Corp.	1,000	26,808
Nexon Co. Ltd.*	800	23,020
Nomura Research Institute Ltd.	502	22,789
NS Solutions Corp.	100	2,593
NTT Data Corp.	2,300	27,151
Obic Co. Ltd.	200	13,922
Omron Corp.	800	47,397
Oracle Corp.	100	8,918
Otsuka Corp.	200	15,013
Renesas Electronics Corp.*	500	6,135
Ricoh Co. Ltd.	2,400	21,361
SCREEN Holdings Co. Ltd.	100	8,990
SCSK Corp.	200	8,784
Seiko Epson Corp.	1,100	26,737
Shimadzu Corp.	900	21,530
Square Enix Holdings Co. Ltd.	300	13,699
TDK Corp.	400	32,778
Tokyo Electron Ltd.	500	92,757
Trend Micro, Inc.	400	22,698
Ulvac, Inc.	100	6,729
Yahoo Japan Corp.	5,600	25,672

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Yaskawa Electric Corp.	900	$39,811
Yokogawa Electric Corp.	800	14,798

		1,554,586

Materials — 7.4%
Air Water, Inc.	700	15,063
Asahi Kasei Corp.	5,100	64,032
Daicel Corp.	1,200	14,273
Daio Paper Corp.	400	5,365
Denka Co. Ltd.	200	7,381
DIC Corp.	300	11,193
Dowa Holdings Co. Ltd.	200	7,632
Hitachi Chemical Co. Ltd.	400	10,555
Hitachi Metals Ltd.	800	10,616
JFE Holdings, Inc.	2,100	49,580
JSR Corp.	800	15,377
Kansai Paint Co. Ltd.	800	21,082
Kuraray Co. Ltd.	1,400	27,035
Mitsubishi Chemical Holdings Corp.	5,500	59,765
Mitsubishi Gas Chemical Co., Inc.	700	19,642
Mitsubishi Materials Corp.	500	16,755
Mitsui Chemicals, Inc.	700	22,676
Nihon Parkerizing Co. Ltd.	400	6,652
Nippon Kayaku Co. Ltd.	600	9,126
Nippon Light Metal Holdings Co. Ltd.	2,100	5,630
Nippon Paint Holdings Co. Ltd.	600	18,498
Nippon Steel & Sumitomo Metal Corp.	3,400	82,672
Nissan Chemical Industries Ltd.	500	20,106
Nitto Denko Corp.	600	59,139
NOF Corp.	300	8,284
Oji Holdings Corp.	3,000	18,310
Shin-Etsu Chemical Co. Ltd.	1,300	136,674
Sumitomo Chemical Co. Ltd.	6,000	41,928
Sumitomo Metal Mining Co. Ltd.	1,000	38,917
Sumitomo Osaka Cement Co. Ltd.	2,000	9,401
Taiheiyo Cement Corp.	500	20,598
Taiyo Nippon Sanso Corp.	600	8,262
Teijin Ltd.	700	15,138
Tokyo Steel Manufacturing Co. Ltd.	500	4,352
Toray Industries, Inc.	5,700	53,839
Tosoh Corp.	1,200	26,583
Ube Industries Ltd.	400	11,635
Zeon Corp.	800	11,102

		984,868

	Number of Shares	Value
Real Estate — 3.7%
Aeon Mall Co. Ltd.	500	$9,177
Daito Trust Construction Co. Ltd.	300	55,078
Daiwa House Industry Co. Ltd.	2,500	91,908
Hulic Co. Ltd.	1,700	18,701
Ichigo, Inc.	1,000	3,717
Leopalace21 Corp.	1,100	8,847
Mitsubishi Estate Co. Ltd.	5,700	102,000
Mitsui Fudosan Co. Ltd.	3,800	86,116
Nomura Real Estate Holdings, Inc.	500	11,563
NTT Urban Development Corp.	500	5,518
Open House Co. Ltd.	100	4,951
Relo Group, Inc.	300	8,010
Sumitomo Realty & Development Co. Ltd.	2,000	66,056
Tokyo Tatemono Co. Ltd.	800	11,124
Tokyu Fudosan Holdings Corp.	1,900	13,753

		496,519

Telecommunication Services — 5.2%
KDDI Corp.	6,300	180,997
Nippon Telegraph & Telephone Corp.	3,400	178,621
NTT DOCOMO, Inc.	5,600	145,499
SoftBank Group Corp.	2,200	186,471

		691,588

Utilities — 1.5%
Chubu Electric Power Co., Inc.	2,500	31,701
Electric Power Development Co. Ltd.	600	16,728
Kansai Electric Power Co., Inc.	3,100	41,110
Nippon Gas Co. Ltd.	100	3,548
Osaka Gas Co. Ltd.	1,600	30,840
Toho Gas Co. Ltd.	400	11,403
Tohoku Electric Power Co., Inc.	1,900	25,162
Tokyo Gas Co. Ltd.	1,600	37,675

		198,167

TOTAL COMMON STOCKS (Cost $11,457,141)		13,118,071

TOTAL INVESTMENTS — 99.2% (Cost $11,457,141)		$13,118,071
Other assets and liabilities, net — 0.8%		99,352

NET ASSETS — 100.0%		$13,217,423

*	Non-income producing security.

At November 30, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	7	$94,358	$99,616	12/07/2017	$3,908

Currency Abbreviations

JPY	Japanese Yen

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$13,118,071	$—	$—	$13,118,071
Derivatives (b)
Futures Contracts	3,908	—	—	3,908

TOTAL	$13,121,979	$—	$—	$13,121,979

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.2%
Adelaide Brighton Ltd.	887	$4,301
ALS Ltd.	859	4,392
Ansell Ltd.	254	4,713
APN Outdoor Group Ltd.	438	1,637
ARB Corp. Ltd.	79	1,189
Ardent Leisure Group (a)	552	720
Australian Pharmaceutical Industries Ltd.	1,267	1,442
Bapcor Ltd.	984	4,391
Beach Energy Ltd.	2,093	1,662
Bega Cheese Ltd.	94	548
Bellamy’s Australia Ltd.*	71	620
Blackmores Ltd.	24	3,043
BT Investment Management Ltd.	223	1,847
BWP Trust REIT	822	1,990
carsales.com Ltd.	456	5,019
Charter Hall Group REIT	518	2,472
Charter Hall Retail REIT	732	2,414
Cleanaway Waste Management Ltd.	1,938	2,162
Corporate Travel Management Ltd.	78	1,200
Cromwell Property Group REIT	1,572	1,237
CSR Ltd.	929	3,225
Domain Holdings Australia Ltd.*	421	1,108
Donaco International Ltd.	1,106	268
Downer EDI Ltd.	933	4,947
DuluxGroup Ltd.	744	4,463
Evolution Mining Ltd.	1,675	3,091
Fairfax Media Ltd.	4,212	2,246
G8 Education Ltd.	434	1,448
Galaxy Resources Ltd.*(b)	430	1,252
GrainCorp Ltd., Class A	387	2,228
Iluka Resources Ltd.	517	3,629
Independence Group NL (b)	290	921
Infigen Energy*(a)	1,430	746
Investa Office Fund REIT	606	2,200
InvoCare Ltd.	358	4,836
IOOF Holdings Ltd.	337	2,842
IRESS Ltd.	436	3,588
JB Hi-Fi Ltd. (b)	236	4,215
Karoon Gas Australia Ltd.*	976	1,004
Link Administration Holdings Ltd.	550	3,540
Macquarie Atlas Roads Group (a)	1,230	5,685
Magellan Financial Group Ltd.	201	3,847
Mantra Group Ltd.	372	1,100
Mayne Pharma Group Ltd.*(b)	2,266	1,106
Mesoblast Ltd.*	370	378
Metcash Ltd.	779	1,620
Mineral Resources Ltd.	259	3,828
Monadelphous Group Ltd.	85	1,204
Myer Holdings Ltd.	1,029	611
Navitas Ltd.	303	1,203
NEXTDC Ltd.*	332	1,462
Northern Star Resources Ltd.	874	3,854
Nufarm Ltd.	277	1,856
Orocobre Ltd.*(b)	332	1,572
Orora Ltd.	2,200	5,475
OZ Minerals Ltd.	370	2,337

	Number of Shares	Value
Australia (Continued)
Perpetual Ltd.	43	$1,578
Pilbara Minerals Ltd.*(b)	1,521	1,214
Platinum Asset Management Ltd.	225	1,271
Premier Investments Ltd.	118	1,286
Primary Health Care Ltd.	1,076	3,003
Qube Holdings Ltd.	1,521	3,037
Regis Resources Ltd.	717	2,131
Saracen Mineral Holdings Ltd.*	1,871	2,116
Seven Group Holdings Ltd.	70	729
Shopping Centres Australasia Property Group REIT	1,555	2,835
Sirtex Medical Ltd.	109	1,226
SmartGroup Corp. Ltd.	110	858
SolGold PLC*	1,187	433
Southern Cross Media Group Ltd.	867	758
Spark Infrastructure Group (a)	2,444	4,825
St Barbara Ltd.	961	2,326
Star Entertainment Group Ltd.	1,047	4,688
Steadfast Group Ltd.	927	2,033
Super Retail Group Ltd.	219	1,322
Syrah Resources Ltd.*	581	1,811
Technology One Ltd.	250	949
Vocus Group Ltd.	555	1,318
Washington H Soul Pattinson & Co. Ltd.	124	1,586
Westgold Resources Ltd.*(b)	310	442
Whitehaven Coal Ltd.	1,030	3,000
WorleyParsons Ltd.*	277	3,147

		185,856

Austria — 1.3%
ams AG*	95	9,251
BUWOG AG*	151	4,340
CA Immobilien Anlagen AG	142	4,268
DO & CO AG	7	397
IMMOFINANZ AG*	975	2,340
Lenzing AG	5	595
Oesterreichische Post AG	79	3,564
S IMMO AG	237	4,044
S&T AG (b)	41	864
Telekom Austria AG*	48	463
UNIQA Insurance Group AG	257	2,726
Wienerberger AG	210	4,769

		37,621

Belgium — 1.8%
Ablynx NV*	101	2,342
Ackermans & van Haaren NV	23	4,017
Aedifica SA REIT	8	762
AGFA-Gevaert NV*	456	2,074
Befimmo SA REIT	28	1,786
Bekaert SA	53	2,203
Biocartis NV, 144A*	44	656
bpost SA (b)	93	2,870
Cie d’Entreprises CFE	9	1,304
Cofinimmo SA REIT	20	2,579
D’ieteren SA/NV	34	1,595
Elia System Operator SA/NV	37	2,176

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Belgium (Continued)
Euronav NV	230	$1,973
Fagron*	41	536
Galapagos NV*(b)	59	5,157
Ion Beam Applications	28	812
KBC Ancora	58	3,527
Melexis NV	37	3,615
Nyrstar NV*	105	748
Ontex Group NV (b)	128	4,318
Sioen Industries NV	17	582
Sofina SA	20	3,077
Tessenderlo Group*	63	2,942
Warehouses De Pauw CVA REIT	20	2,171

		53,822

Bermuda — 0.2%
Hiscox Ltd.	355	6,649

Canada — 0.1%
Entertainment One Ltd.	425	1,758

China — 0.1%
Goodbaby International Holdings Ltd.	1,522	814
Microport Scientific Corp.	892	1,028

		1,842

Denmark — 1.8%
Ambu A/S, Class B	43	3,596
Bang & Olufsen A/S*	26	595
Bavarian Nordic A/S*	56	2,109
Dfds A/S	57	3,076
FLSmidth & Co A/S	61	3,358
GN Store Nord A/S	212	6,672
Jyske Bank A/S	87	4,700
Nets A/S, 144A*	150	3,927
Nilfisk Holding A/S*	33	1,624
NKT A/S*	33	1,507
Rockwool International A/S, Class B	17	4,676
Royal Unibrew A/S	41	2,341
SimCorp A/S	73	4,391
Spar Nord Bank A/S	104	1,168
Sydbank A/S	115	4,497
Topdanmark A/S*	111	4,777

		53,014

Faroe Islands — 0.1%
Bakkafrost P/F	78	2,947

Finland — 1.5%
Amer Sports OYJ*	130	3,415
Atria OYJ	224	3,226
Cargotec OYJ, Class B	60	3,437
Caverion OYJ*	228	1,710
Citycon OYJ	347	879
Huhtamaki OYJ	84	3,699
Kemira OYJ	177	2,299
Kesko OYJ, Class B	110	5,572
Konecranes OYJ	89	3,960
Metsa Board OYJ	280	2,175
Outokumpu OYJ	387	3,344

	Number of Shares	Value
Finland (Continued)
Outotec OYJ*	338	$2,551
Sanoma OYJ	110	1,381
Stockmann OYJ Abp, Class B*	88	473
Tieto OYJ	65	2,034
Valmet OYJ	222	4,090

		44,245

France — 3.5%
ABC arbitrage	349	2,642
Air France-KLM*	110	1,564
ALD SA, 144A*	116	1,842
Alten SA	62	5,154
Altran Technologies SA	208	3,553
Axway Software SA	34	931
Cellectis SA*	14	340
Cie des Alpes	64	2,076
Cie Plastic Omnium SA	101	4,373
Coface SA	82	899
DBV Technologies SA*	31	1,378
Elior Group SA, 144A	128	2,812
Elis SA	247	6,444
Euler Hermes Group	20	2,899
Fnac Darty SA*	11	1,157
Gaztransport Et Technigaz SA	61	3,245
Genfit*	26	707
IPSOS	42	1,517
Korian SA	72	2,510
Maisons du Monde SA, 144A	50	2,066
Mercialys SA REIT	94	1,972
Metropole Television SA	126	3,314
Neopost SA	79	2,631
Nexans SA	60	3,938
Nexity SA*	61	3,736
Orpea	48	5,785
Parrot SA*	33	339
Pierre & Vacances SA*	16	884
Rubis SCA	114	8,109
Sartorius Stedim Biotech	33	2,361
SOITEC*	25	1,911
Solocal Group*	429	462
Sopra Steria Group	27	4,830
SPIE SA	123	3,402
SRP Groupe SA, 144A*	56	624
Tarkett SA	37	1,447
Technicolor SA	553	2,025
Television Francaise 1	189	3,010
Vallourec SA*	368	1,988
Vicat SA	4	327
Virbac SA*	9	1,163
Worldline SA, 144A*	40	1,970

		104,337

Georgia — 0.1%
BGEO Group PLC	79	3,506

Germany — 5.4%
Aareal Bank AG	54	2,397
ADO Properties SA, 144A	9	465

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Germany (Continued)
AIXTRON SE*	98	$1,438
alstria office REIT-AG REIT	201	3,029
AURELIUS Equity Opportunities SE & Co KGaA (b)	46	2,974
Aurubis AG	43	3,567
Bechtle AG	72	6,145
bet-at-home.com AG	24	2,931
Bilfinger SE	64	2,813
Capital Stage AG	100	758
Carl Zeiss Meditec AG	41	2,425
CECONOMY AG	200	2,621
CompuGroup Medical SE	16	1,082
CTS Eventim AG & Co. KGaA	61	2,961
Deutsche Beteiligungs AG	15	843
Deutsche EuroShop AG	63	2,418
Deutsche Pfandbriefbank AG, 144A	59	912
Deutz AG	140	1,166
Diebold Nixdorf AG	35	3,057
DMG Mori AG	58	3,163
Duerr AG	42	5,287
Evotec AG*	120	1,761
Freenet AG	177	6,709
Gerresheimer AG	55	4,390
Grammer AG	15	913
GRENKE AG	33	3,328
Hamburger Hafen und Logistik AG	25	735
Hapag-Lloyd AG, 144A*	48	1,798
Hypoport AG*	5	772
Indus Holding AG	35	2,587
Jenoptik AG	55	1,796
Kloeckner & Co. SE	90	1,060
Koenig & Bauer AG	32	2,443
Krones AG (b)	20	2,533
LEG Immobilien AG	77	8,185
Leoni AG	66	4,862
MorphoSys AG*	47	4,437
Nemetschek SE	20	1,911
Nordex SE*(b)	122	1,239
Norma Group SE	73	4,645
PATRIZIA Immobilien AG*	50	1,179
Rational AG	4	2,617
Rheinmetall AG	61	7,762
RHOEN-KLINIKUM AG	52	1,809
Rocket Internet SE, 144A*	34	809
Salzgitter AG	61	3,141
Scout24 AG, 144A	104	4,377
Siltronic AG*	17	2,525
Software AG	69	3,777
STADA Arzneimittel AG	29	2,809
Stroeer SE & Co. KGaA	49	3,710
Suedzucker AG	100	2,072
TAG Immobilien AG	237	4,340
Takkt AG	34	726
TLG Immobilien AG	221	5,446
Wacker Chemie AG	23	3,748
Wacker Neuson SE	32	1,044

		160,447

	Number of Shares	Value
Hong Kong — 2.3%
Brightoil Petroleum Holdings Ltd.*(c)	6,070	$1,179
Cafe de Coral Holdings Ltd.	1,036	2,931
Champion REIT	679	502
China Financial International Investments Ltd.*	7,618	215
China Trustful Group Ltd.*	1,189	470
Chow Sang Sang Holdings International Ltd.	423	926
CMBC Capital Holdings Ltd.	10,000	845
Dah Sing Financial Holdings Ltd.	359	2,298
Digital Domain Holdings Ltd.*	25,202	623
Emperor Entertainment Hotel Ltd.	3,008	670
Esprit Holdings Ltd.*	2,891	1,503
Freeman FinTech Corp. Ltd.*	13,520	770
Giordano International Ltd.	2,000	1,068
Global Brands Group Holding Ltd.*	12,064	1,081
Good Resources Holdings Ltd.*	4,198	191
Great Eagle Holdings Ltd.	240	1,291
Haitong International Securities Group Ltd.	2,037	1,176
HKBN Ltd.	2,214	2,668
Hopewell Holdings Ltd.	1,149	4,230
Hsin Chong Group Holdings Ltd.*(c)	6,452	346
Huarong International Financial Holdings Ltd.*	1,135	379
Johnson Electric Holdings Ltd.	561	2,216
Landing International Development Ltd.*	268,662	12,212
Luk Fook Holdings International Ltd.	455	1,987
Man Wah Holdings Ltd.	2,954	2,564
Mason Group Holdings Ltd.*	43,237	692
Melco International Development Ltd.	1,564	4,496
Neo Telemedia Ltd.	645	15
NewOcean Energy Holdings Ltd.*	4,401	1,020
Noble Group Ltd.*	1,150	118
Pacific Basin Shipping Ltd.*	2,000	438
Pacific Textiles Holdings Ltd.	975	1,024
Regina Miracle International Holdings Ltd., 144A	687	666
SUNeVision Holdings Ltd.	398	302
Television Broadcasts Ltd.	606	2,114
Town Health International Medical Group Ltd. (c)	8,362	732
Value Partners Group Ltd.	1,749	1,807
Vision Fame International Holding Ltd.*	1,913	91
VSTECS Holdings Ltd.	1,572	845
VTech Holdings Ltd.	304	4,367
Xinyi Glass Holdings Ltd.*	4,105	5,009

		68,077

India — 0.0%
Vedanta Resources PLC	113	1,058

Ireland — 1.4%
C&C Group PLC	31	106
Cairn Homes PLC*	799	1,693
COSMO Pharmaceuticals NV	8	1,127
Glanbia PLC	229	4,264
Grafton Group PLC	341	3,560
Greencore Group PLC	1,204	3,421

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Hibernia REIT PLC REIT	1,745	$2,970
Hostelworld Group PLC, 144A	169	797
Irish Continental Group PLC	368	2,549
Irish Residential Properties REIT PLC REIT	618	1,095
Keywords Studios PLC	57	1,133
Kingspan Group PLC	180	7,370
Smurfit Kappa Group PLC	271	8,648
UDG Healthcare PLC	395	4,487

		43,220

Isle of Man — 0.4%
GVC Holdings PLC	354	4,316
Paysafe Group PLC*	650	5,155
Playtech PLC	299	3,401

		12,872

Israel — 1.6%
Africa Israel Properties Ltd.*	25	629
Airport City Ltd.*	88	1,077
Alony Hetz Properties & Investments Ltd.	127	1,356
Big Shopping Centers Ltd.	7	495
Blue Square Real Estate Ltd.	11	435
Caesarstone Ltd.*(b)	32	797
Cellcom Israel Ltd.*	112	1,112
CyberArk Software Ltd.*	29	1,365
Delek Group Ltd.	5	796
Delta-Galil Industries Ltd.	26	864
El Al Israel Airlines	787	356
Gazit-Globe Ltd.	362	3,770
Israel Discount Bank Ltd., Class A*	2,506	7,112
Ituran Location and Control Ltd.	15	534
Jerusalem Economy Ltd.*	217	610
Kornit Digital Ltd.*(b)	63	1,121
Mazor Robotics Ltd.*	31	932
Melisron Ltd.	22	1,034
Orbotech Ltd.*	83	4,205
Partner Communications Co. Ltd.*	209	1,226
Paz Oil Co. Ltd.	9	1,591
Phoenix Holdings Ltd.*	186	971
Plus500 Ltd.	97	1,256
Radware Ltd.*	50	1,012
Shufersal Ltd.	143	972
SodaStream International Ltd.*	25	1,760
Strauss Group Ltd.	53	1,107
Tower Semiconductor Ltd.*	152	5,523
Wix.com Ltd.*	46	2,525

		46,543

Italy — 4.0%
A2A SpA	2,734	5,142
Anima Holding SpA, 144A	439	3,038
Autogrill SpA	277	3,534
Azimut Holding SpA	115	2,185
Banca Carige SpA*	2,595	31
Banca Generali SpA	90	3,158
Banca Mediolanum SpA	253	2,109
Banca Monte dei Paschi di Siena SpA*	49	239
Banca Popolare di Sondrio SCPA	851	3,383

	Number of Shares	Value
Italy (Continued)
Banco BPM SpA*	1,768	$6,056
Biesse SpA	39	2,021
BPER Banca	631	3,452
Brembo SpA	305	4,716
Brunello Cucinelli SpA	27	855
Buzzi Unicem SpA	130	3,458
Cerved Information Solutions SpA	236	2,921
Credito Valtellinese SpA*	190	334
De’ Longhi SpA	96	2,820
DiaSorin SpA	45	4,146
Ei Towers SpA	56	3,726
El.En. SpA	18	553
Enav SpA, 144A	312	1,667
Fila SpA	27	606
Fincantieri SpA*	560	799
FinecoBank Banca Fineco SpA	466	4,698
Geox SpA	180	629
Hera SpA	1,270	4,565
Industria Macchine Automatiche SpA	5	423
Infrastrutture Wireless Italiane SpA, 144A	277	2,143
Interpump Group SpA	100	3,297
Iren SpA	600	1,840
Italgas SpA	500	3,166
Juventus Football Club SpA*	520	435
La Doria SpA	45	905
MARR SpA	40	1,034
Mediaset SpA*	695	2,606
Moncler SpA	195	5,345
OVS SpA, 144A	168	1,152
Reply SpA	20	1,151
Saipem SpA*	685	2,749
Salini Impregilo SpA	533	1,950
Salvatore Ferragamo SpA	84	2,296
Saras SpA	218	562
Societa Cattolica di Assicurazioni SC	341	3,700
Societa Iniziative Autostradali e Servizi SpA	92	1,625
Sogefi SpA*	142	726
Tod’s SpA	30	2,000
Unione di Banche Italiane SpA	1,015	4,886
Unipol Gruppo SpA	709	3,251
Yoox Net-A-Porter Group SpA*	75	2,455

		120,538

Japan — 30.7%
77 Bank Ltd.	100	2,353
Activia Properties, Inc. REIT	1	4,136
Adastria Co. Ltd.	100	2,208
ADEKA Corp.	300	5,054
Advance Residence Investment Corp. REIT	2	4,864
Advantest Corp.	200	3,972
AEON REIT Investment Corp. REIT	3	3,116
Aica Kogyo Co. Ltd.	200	6,993
Aiful Corp.*	800	2,730
Anritsu Corp.	400	3,803
Aoyama Trading Co. Ltd.	100	3,803
Ardepro Co. Ltd.	500	444

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Asahi Intecc Co. Ltd.	100	$6,584
Autobacs Seven Co. Ltd.	300	5,736
Azbil Corp.	200	8,637
Broadleaf Co. Ltd.	300	3,076
Capcom Co. Ltd.	100	2,843
Chiba Kogyo Bank Ltd.	100	530
Chugoku Bank Ltd.	200	2,600
Citizen Watch Co. Ltd.	300	2,172
COMSYS Holdings Corp.	300	8,357
COOKPAD, Inc.	200	1,191
Cosmo Energy Holdings Co. Ltd.	100	2,999
CyberAgent, Inc.	200	6,806
DA Consortium Holdings, Inc.	100	1,884
Daido Steel Co. Ltd.	100	6,033
Daiichikosho Co. Ltd.	100	4,780
Daishi Bank Ltd.	100	4,358
Daisyo Corp.	100	1,489
Denka Co. Ltd.	200	7,339
DIC Corp.	100	3,710
DMG Mori Co. Ltd.	200	3,993
Dowa Holdings Co. Ltd.	100	3,794
Ebara Corp.	200	7,792
Ezaki Glico Co. Ltd.	100	4,931
Frontier Real Estate Investment Corp. REIT	1	4,061
Fuji Oil Holdings, Inc.	100	2,901
Fujikura Ltd.	800	7,442
Fujitsu General Ltd.	100	2,116
Fukuoka REIT Corp. REIT	3	4,500
Funai Electric Co. Ltd.	200	1,534
Funai Soken Holdings, Inc.	200	6,637
Furukawa Electric Co. Ltd.	200	10,556
Glory Ltd.	200	7,090
GLP J REIT	3	3,239
GMO internet, Inc.	200	3,339
GS Yuasa Corp.	1,000	5,153
Gunma Bank Ltd.	400	2,367
H2O Retailing Corp.	200	3,888
Haseko Corp.	500	7,744
Hazama Ando Corp.	600	4,729
HEALIOS KK*	100	1,334
Heiwa Corp.	200	3,444
Hiroshima Bank Ltd.	300	2,354
HIS Co. Ltd.	100	3,754
Hitachi Capital Corp.	100	2,458
Hitachi Kokusai Electric, Inc.	100	2,834
Hokkaido Electric Power Co., Inc.	500	3,585
Hokkoku Bank Ltd.	100	3,870
Hokuhoku Financial Group, Inc.	100	1,488
Hokuriku Electric Power Co.	100	880
Horiba Ltd.	100	6,220
Hosiden Corp.	300	4,715
House Foods Group, Inc.	200	6,504
Hulic Reit, Inc. REIT	1	1,469
Hyakugo Bank Ltd.	1,000	4,603
Ibiden Co. Ltd.	100	1,588
IDOM, Inc. (b)	100	743

	Number of Shares	Value
Japan (Continued)
Industrial & Infrastructure Fund Investment Corp. REIT	1	$4,367
Ines Corp.	400	3,860
Invesco Office J-Reit, Inc. REIT	1	989
Invincible Investment Corp. REIT	7	2,995
Ito En Ltd.	100	3,714
Itochu Techno-Solutions Corp.	100	4,198
Itoham Yonekyu Holdings, Inc.	200	1,806
Iwatani Corp.	200	6,024
Iyo Bank Ltd.	300	2,338
Izumi Co. Ltd.	100	5,855
J Trust Co. Ltd.	100	680
Jafco Co. Ltd.	100	5,233
Japan Display, Inc.*	700	1,238
Japan Excellent, Inc. REIT	3	3,599
Japan Hotel REIT Investment Corp. REIT	5	3,474
Japan Logistics Fund, Inc. REIT	2	3,687
Japan Petroleum Exploration Co. Ltd.	100	2,286
Japan Rental Housing Investments, Inc. REIT	6	4,425
Japan Steel Works Ltd.	200	6,397
Japan Tissue Engineering Co. Ltd.*	100	1,138
Jimoto Holdings, Inc.	400	672
Juroku Bank Ltd.	100	2,959
JVC Kenwood Corp.*	900	2,759
Kagome Co. Ltd.	200	7,401
Kaken Pharmaceutical Co. Ltd.	50	2,497
Kawasaki Kisen Kaisha Ltd.*	200	5,143
Keiyo Bank Ltd.	1,000	4,540
Keiyo Co. Ltd.	500	3,168
Kenedix Office Investment Corp. REIT	1	5,616
Kenedix, Inc.	300	2,042
Kewpie Corp.	200	5,127
Kinden Corp.	300	5,099
Kiyo Bank Ltd.	300	5,003
Kobayashi Pharmaceutical Co. Ltd.	100	6,300
K’s Holdings Corp. (b)	300	7,720
Kumagai Gumi Co. Ltd.	100	2,777
Kyowa Exeo Corp.	100	2,397
Laox Co. Ltd.*	200	1,200
Leopalace21 Corp.	600	4,798
Lintec Corp.	200	5,491
Maeda Corp.	100	1,467
Maruha Nichiro Corp.	100	2,870
Matsui Securities Co. Ltd.	400	3,494
Matsumotokiyoshi Holdings Co. Ltd.	100	8,246
Matsuya Foods Co. Ltd.	100	3,656
MCJ Co. Ltd.	100	1,007
Megmilk Snow Brand Co. Ltd.	100	2,772
Meitec Corp.	100	5,242
Miraca Holdings, Inc.	100	4,332
Mitsui Engineering & Shipbuilding Co. Ltd.	200	2,891
Mitsui High-Tec, Inc.	200	4,162
Mitsui Mining & Smelting Co. Ltd.	100	5,633
Miura Co. Ltd.	100	2,552
MonotaRO Co. Ltd.	100	2,834
Mori Hills REIT Investment Corp. REIT	3	3,668

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mori Trust Hotel Reit, Inc. REIT	1	$1,252
Mori Trust Sogo Reit, Inc. REIT	2	2,914
Morinaga & Co. Ltd.	20	1,000
Musashino Bank Ltd.	100	3,172
Nagase & Co. Ltd.	400	7,297
Nankai Electric Railway Co. Ltd.	200	4,981
NHK Spring Co. Ltd.	200	2,221
Nichi-iko Pharmaceutical Co. Ltd.	100	1,500
Nichirei Corp.	100	2,897
Nifco, Inc.	100	6,691
Nihon Kohden Corp.	100	2,288
Nihon M&A Center, Inc.	200	9,969
Nihon Unisys Ltd.	100	1,957
Nikkon Holdings Co. Ltd.	200	5,376
Nippon Accommodations Fund, Inc. REIT	1	4,034
Nippon Kayaku Co. Ltd.	300	4,537
Nippon Light Metal Holdings Co. Ltd.	600	1,599
Nippon Paper Industries Co. Ltd.	200	3,828
Nippon Shinyaku Co. Ltd.	100	7,144
Nippon Suisan Kaisha Ltd.	600	3,273
Nipro Corp.	400	5,772
Nishimatsu Construction Co. Ltd.	200	5,784
Nishi-Nippon Financial Holdings, Inc.	200	2,234
Nishi-Nippon Railroad Co. Ltd.	200	5,189
Nissan Shatai Co. Ltd.	300	3,057
Nisshin Steel Co. Ltd.	100	1,537
Nisshinbo Holdings, Inc.	300	4,190
NOF Corp.	100	2,746
North Pacific Bank Ltd.	900	2,879
NTN Corp.	1,000	4,896
Ogaki Kyoritsu Bank Ltd.	100	2,560
Okamoto Industries, Inc.	100	1,015
Oki Electric Industry Co. Ltd.	100	1,437
OncoTherapy Science, Inc.*	600	1,242
Orix JREIT, Inc. REIT	3	4,204
OSG Corp.	200	4,080
OSJB Holdings Corp.	200	585
Penta-Ocean Construction Co. Ltd.	900	6,693
PeptiDream, Inc.*	152	5,058
Pigeon Corp.	200	7,632
Pilot Corp.	100	4,807
Premier Investment Corp. REIT	4	3,753
Proto Corp.	100	1,464
Qol Co. Ltd.	200	3,819
Relo Group, Inc.	100	2,655
Resorttrust, Inc.	200	4,364
Rohto Pharmaceutical Co. Ltd.	200	5,116
Sangetsu Corp.	200	3,641
San-In Godo Bank Ltd.	200	1,802
Sankyu, Inc.	200	8,494
Sanwa Holdings Corp.	500	6,580
Sapporo Holdings Ltd.	100	3,123
Sawai Pharmaceutical Co. Ltd.	50	2,439
SCREEN Holdings Co. Ltd.	60	5,363
SCSK Corp.	100	4,367
Seino Holdings Co. Ltd.	400	6,301

	Number of Shares	Value
Japan (Continued)
Sekisui House SI Residential Investment Corp. REIT	4	$4,023
Senshu Ikeda Holdings, Inc.	800	2,872
Septeni Holdings Co. Ltd.	100	283
Seria Co. Ltd.	46	2,902
Shiga Bank Ltd.	1,000	5,153
Shikoku Electric Power Co., Inc.	200	2,680
Shimachu Co. Ltd.	200	5,740
Shinko Plantech Co. Ltd.	500	5,051
Ship Healthcare Holdings, Inc.	100	3,194
Showa Denko KK	200	7,401
Skylark Co. Ltd.	300	4,380
Sojitz Corp.	2,400	6,909
Sosei Group Corp.*	17	1,662
Sotetsu Holdings, Inc.	100	2,597
Square Enix Holdings Co. Ltd.	200	9,081
Sugi Holdings Co. Ltd.	100	5,349
Sumitomo Forestry Co. Ltd.	300	5,145
Sumitomo Mitsui Construction Co. Ltd.	1,080	6,142
Sumitomo Osaka Cement Co. Ltd.	1,000	4,674
Tadano Ltd.	100	1,516
Taiyo Yuden Co. Ltd.	300	5,001
Takara Holdings, Inc.	500	5,584
Tatsuta Electric Wire And Cable Co. Ltd.	100	757
TIS, Inc.	200	6,788
Toda Corp.	1,000	7,961
Toho Holdings Co. Ltd.	100	2,073
Tokai Carbon Co. Ltd.	200	2,109
Tokai Rika Co. Ltd.	200	4,146
Tokai Tokyo Financial Holdings, Inc.	700	4,516
Tokuyama Corp.	200	6,104
Tokyo Century Corp.	100	4,523
Tokyo Ohka Kogyo Co. Ltd.	100	4,181
Tokyu REIT, Inc. REIT	4	4,937
Tomy Co. Ltd.	100	1,421
Topcon Corp.	200	4,427
Toyo Kanetsu KK	30	1,117
Toyo Tire & Rubber Co. Ltd.	200	4,069
Toyobo Co. Ltd.	300	5,456
Toyota Boshoku Corp.	200	4,133
TS Tech Co. Ltd.	200	8,166
Tsukuba Bank Ltd.	200	686
Tsukui Corp.	400	3,266
Tsumura & Co.	100	3,448
Tsutsumi Jewelry Co. Ltd.	100	1,918
Ube Industries Ltd.	300	8,677
Ushio, Inc.	300	4,313
Valor Holdings Co. Ltd.	200	4,651
Wacoal Holdings Corp.	50	1,546
Welcia Holdings Co. Ltd.	100	4,274
W-Scope Corp.	100	1,978
Yamato Kogyo Co. Ltd.	100	2,701
Yokohama Reito Co. Ltd.	100	994
Yonex Co. Ltd.	100	676
Zenkoku Hosho Co. Ltd.	100	4,296
Zensho Holdings Co. Ltd.	100	1,688

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Zeon Corp.	200	$2,760

		920,990

Jersey Island — 0.2%
Centamin PLC	1,368	2,548
Phoenix Group Holdings	414	4,272

		6,820

Jordan — 0.1%
Hikma Pharmaceuticals PLC	168	2,340

Luxembourg — 0.4%
APERAM SA	70	3,578
B&M European Value Retail SA	977	5,046
Grand City Properties SA	154	3,519

		12,143

Malta — 0.2%
Catena Media PLC*	55	564
Gaming Innovation Group, Inc.*	774	437
Kindred Group PLC SDR	359	4,773

		5,774

Netherlands — 2.7%
Aalberts Industries NV	126	6,434
Accell Group	46	1,316
AMG Advanced Metallurgical Group NV	16	712
Arcadis NV	98	2,263
ASM International NV	70	4,838
ASR Nederland NV	135	5,503
BE Semiconductor Industries NV	42	3,448
Corbion NV	121	3,909
Eurocommercial Properties NV	57	2,412
Euronext NV, 144A	79	4,821
Fugro NV*	102	1,437
Gemalto NV	93	3,533
IMCD Group NV	88	5,440
InterXion Holding NV*	83	4,792
Koninklijke BAM Groep NV	322	1,749
OCI NV*	92	2,067
Philips Lighting NV, 144A	100	3,788
PostNL NV	664	2,940
Refresco Group NV, 144A	65	1,532
SBM Offshore NV	260	4,312
Takeaway.com NV, 144A*	11	590
TKH Group NV	71	4,732
TomTom NV*	193	2,085
Wereldhave NV REIT	43	1,994
Wessanen	150	3,016

		79,663

New Zealand — 0.9%
a2 Milk Co. Ltd.*	840	4,840
Air New Zealand Ltd.	1,391	3,042
Chorus Ltd.	518	1,402
Contact Energy Ltd.	810	2,990
Infratil Ltd.	1,685	3,801
Kiwi Property Group Ltd.	3,401	3,196
SKY Network Television Ltd.	255	434

	Number of Shares	Value
New Zealand (Continued)
SKYCITY Entertainment Group Ltd.	1,007	$2,719
Trade Me Group Ltd.	485	1,571
Xero Ltd.*	33	722
Z Energy Ltd.	425	2,263

		26,980

Norway — 1.3%
Aker ASA, Class A	27	1,191
Aker BP ASA	206	4,846
Aker Solutions ASA*	204	1,011
Atea ASA*	97	1,294
DNO ASA*	839	985
Entra ASA, 144A	137	1,910
Europris ASA, 144A	363	1,453
Frontline Ltd.	152	791
Golden Ocean Group Ltd.*	85	679
Grieg Seafood ASA	73	665
Hexagon Composites ASA*	222	707
Kongsberg Automotive ASA*	1,347	1,692
Leroy Seafood Group ASA	360	1,972
Nordic Nanovector ASA*	43	410
Norway Royal Salmon ASA	32	521
Norwegian Air Shuttle ASA*	65	1,422
Norwegian Finans Holding ASA*	131	1,496
Opera Software ASA*	184	495
Petroleum Geo-Services ASA*	205	307
Salmar ASA	50	1,465
Scatec Solar ASA, 144A	112	623
SpareBank 1 Smn	152	1,516
Storebrand ASA	856	6,832
TGS NOPEC Geophysical Co ASA	166	4,001
XXL ASA, 144A	142	1,430

		39,714

Peru — 0.0%
Hochschild Mining PLC	442	1,369

Portugal — 0.3%
Banco Comercial Portugues SA, Class R*	12,159	3,727
Corticeira Amorim SGPS SA	42	583
CTT-Correios de Portugal SA	160	619
NOS SGPS SA	322	2,188
Sonae SGPS SA	2,020	2,450

		9,567

Russia — 0.1%
Evraz PLC	439	1,700

Singapore — 1.6%
Ascott Residence Trust REIT	700	618
BW LPG Ltd., 144A*	141	559
Chip Eng Seng Corp. Ltd.	4,500	3,053
COSCO Shipping International Singapore Co. Ltd.*	3,000	1,123
Frasers Centrepoint Trust REIT	600	988
Frasers Logistics & Industrial Trust REIT	1,200	961
Kenon Holdings Ltd.*	26	543
Keppel REIT	3,400	3,176
Mapletree Commercial Trust REIT	3,800	4,508

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Mapletree Greater China Commercial Trust REIT	5,600	$4,900
Mapletree Industrial Trust REIT	3,400	4,967
Mapletree Logistics Trust REIT	4,600	4,332
NetLink NBN Trust*	3,500	2,128
Raffles Medical Group Ltd.	1,113	883
Sembcorp Marine Ltd.	1,100	1,509
Singapore Post Ltd.	3,000	2,892
Starhill Global REIT	1,700	958
United Engineers Ltd.	300	583
Venture Corp. Ltd.	600	9,343
Yanlord Land Group Ltd.	800	985

		49,009

South Africa — 0.0%
Petra Diamonds Ltd.*	866	788

Spain — 2.6%
Acciona SA	35	2,843
Acerinox SA	245	3,294
Almirall SA	117	1,174
Applus Services SA	272	3,463
Atresmedia Corp. de Medios de Comunicacion SA	124	1,424
Axiare Patrimonio SOCIMI SA REIT	76	1,661
Bolsas y Mercados Espanoles SHMSF SA	103	3,457
Cellnex Telecom SA, 144A	200	4,923
CIE Automotive SA	68	1,996
Distribuidora Internacional de Alimentacion SA	702	3,304
Ebro Foods SA	112	2,590
Fomento de Construcciones y Contratas SA*	183	1,982
Grupo Catalana Occidente SA	36	1,552
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	4,235
Indra Sistemas SA*	219	2,985
Inmobiliaria Colonial Socimi SA REIT	376	3,552
Mediaset Espana Comunicacion SA	203	2,364
Melia Hotels International SA	146	1,945
Merlin Properties Socimi SA REIT	410	5,392
Neinor Homes SA, 144A*	83	1,760
NH Hotel Group SA	386	2,837
Papeles y Cartones de Europa SA	156	1,872
Prosegur Cia de Seguridad SA	342	2,792
Realia Business SA*	1,907	2,542
Sacyr SA*	856	2,063
Saeta Yield SA	50	577
Tecnicas Reunidas SA	62	1,891
Telepizza Group SA, 144A*	150	875
Tubacex SA*	228	891
Viscofan SA	78	4,997
Zardoya Otis SA	81	905

		78,138

Sweden — 4.8%
AAK AB	50	4,056
AF AB, Class B	90	1,882

	Number of Shares	Value
Sweden (Continued)
Ahlsell AB, 144A	135	$818
Axfood AB	118	2,222
Betsson AB*	166	1,169
Bilia AB, Class A	104	972
BillerudKorsnas AB	229	3,912
BioGaia AB, Class B	18	655
Bonava AB, Class B	134	1,839
Bravida Holding AB, 144A	236	1,607
Camurus AB*	35	494
Castellum AB	303	4,908
Com Hem Holding AB	329	4,921
Dometic Group AB, 144A	223	2,126
Dustin Group AB, 144A	148	1,339
Elekta AB, Class B	477	3,977
Evolution Gaming Group AB, 144A	55	3,633
Fabege AB	178	3,702
Fastighets AB Balder, Class B*	137	3,530
Fingerprint Cards AB, Class B*	461	943
Hansa Medical AB*	25	656
Hemfosa Fastigheter AB	216	2,836
Hexpol AB	336	3,251
Holmen AB, Class B	77	3,809
Hufvudstaden AB, Class A	151	2,367
Indutrade AB	186	4,995
Intrum Justitia AB	123	4,232
Investment AB Oresund	66	1,053
JM AB	108	2,486
Kungsleden AB	402	2,855
Loomis AB, Class B	117	4,822
Modern Times Group MTG AB, Class B	100	4,195
Mycronic AB	100	1,045
NCC AB, Class B	119	2,474
NetEnt AB*	336	2,384
New Wave Group AB, Class B	141	905
Nibe Industrier AB, Class B	603	5,748
Nobia AB	181	1,470
Pandox AB	71	1,257
Peab AB	364	3,272
Probi AB	9	368
Ratos AB, Class B (b)	412	1,814
RaySearch Laboratories AB*	28	477
Saab AB, Class B	80	3,889
SkiStar AB	65	1,320
SSAB AB, Class A*	355	1,670
SSAB AB, Class B*	700	2,706
Svenska Cellulosa AB SCA, Class B	730	7,120
Sweco AB, Class B	87	1,771
Swedish Orphan Biovitrum AB*	210	2,893
Thule Group AB, 144A	111	2,443
Trelleborg AB, Class B	274	6,579
Vitrolife AB	17	1,286
Wallenstam AB, Class B	294	2,731
Wihlborgs Fastigheter AB	83	1,932

		143,816

Switzerland — 4.7%
Allreal Holding AG*	24	4,045

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Aryzta AG*	103	$3,444
Banque Cantonale Vaudoise	3	2,296
Basilea Pharmaceutica AG*	29	2,224
Bobst Group SA	24	3,049
Bucher Industries AG	8	3,178
Burckhardt Compression Holding AG	8	2,444
Cembra Money Bank AG*	35	3,158
Daetwyler Holding AG	10	1,797
dormakaba Holding AG*	6	5,678
Emmi AG*	3	1,941
Ferrexpo PLC	266	912
Flughafen Zurich AG	25	5,621
Forbo Holding AG	2	2,962
Galenica AG, 144A*	54	2,621
GAM Holding AG*	291	4,615
Georg Fischer AG	7	9,208
Helvetia Holding AG	6	3,312
Idorsia Ltd.*	110	2,365
IWG PLC	880	2,344
Landis+Gyr Group AG*	30	2,194
Leonteq AG*	22	1,300
Logitech International SA	248	8,637
Meyer Burger Technology AG*(b)	827	1,480
Mobilezone Holding AG	125	1,544
Mobimo Holding AG*	8	2,047
Molecular Partners AG*	19	479
OC Oerlikon Corp. AG*	370	6,018
Oriflame Holding AG	83	3,258
Panalpina Welttransport Holding AG	26	3,819
PSP Swiss Property AG	53	4,725
SFS Group AG*	32	3,682
Sulzer AG	17	1,987
Sunrise Communications Group AG, 144A*	61	5,531
Tecan Group AG	22	4,533
Temenos Group AG*	91	11,230
u-blox Holding AG*	14	2,714
Valiant Holding AG	27	2,937
VAT Group AG, 144A*	18	2,430
Vontobel Holding AG	56	3,384

		141,143

United Arab Emirates — 0.2%
Borr Drilling Ltd.*	389	1,730
NMC Health PLC	79	3,044

		4,774

United Kingdom — 16.4%
AA PLC	811	1,656
Abcam PLC	309	4,108
Acacia Mining PLC	39	91
Aggreko PLC	303	3,481
Aldermore Group PLC*	174	732
Allied Minds PLC*	341	769
Arrow Global Group PLC	106	536
Ascential PLC	200	958
Ashmore Group PLC	608	3,085

	Number of Shares	Value
United Kingdom (Continued)
ASOS PLC*	76	$6,229
Assura PLC REIT	2,014	1,610
AVEVA Group PLC	96	3,416
Balfour Beatty PLC	509	1,823
BBA Aviation PLC	1,293	5,826
Beazley PLC	592	3,907
Bellway PLC	149	6,976
Big Yellow Group PLC REIT	220	2,480
Blue Prism Group PLC*	46	951
Bodycote PLC	362	4,245
boohoo.com PLC*	800	1,974
Booker Group PLC	2,108	6,243
Bovis Homes Group PLC	198	2,999
Brewin Dolphin Holdings PLC	640	3,126
Britvic PLC	409	4,453
BTG PLC*	506	4,961
Cairn Energy PLC*	954	2,729
Capital & Counties Properties PLC	623	2,205
Card Factory PLC	683	2,533
Chemring Group PLC	471	1,123
Cineworld Group PLC	245	1,822
Clinigen Group PLC	216	2,965
Close Brothers Group PLC	150	2,887
CMC Markets PLC, 144A	243	561
Conviviality PLC	323	1,780
Countryside Properties PLC, 144A	96	473
Countrywide PLC*	406	598
Crest Nicholson Holdings PLC	362	2,477
CVS Group PLC	63	861
CYBG PLC*	975	4,138
Daily Mail & General Trust PLC, Class A	331	2,393
Dairy Crest Group PLC	291	2,198
Debenhams PLC	142	75
Dechra Pharmaceuticals PLC	54	1,611
Derwent London PLC REIT	114	4,283
Dialight PLC*	41	353
Dialog Semiconductor PLC*	108	3,916
Dignity PLC	70	1,640
Diploma PLC	225	3,478
Domino’s Pizza Group PLC	774	3,406
Drax Group PLC	657	2,404
DS Smith PLC	1,114	8,135
Dunelm Group PLC	180	1,710
EI Group PLC*	500	997
Electrocomponents PLC	543	4,634
Elementis PLC	834	3,072
Essentra PLC	351	2,400
esure Group PLC	623	2,179
Fenner PLC	335	1,747
Fevertree Drinks PLC	130	3,428
Firstgroup PLC*	1,747	2,585
Forterra PLC, 144A	174	682
Galliford Try PLC	128	2,044
GB Group PLC	77	453
Genus PLC	116	3,660
Go-Ahead Group PLC	60	1,261
Gocompare.Com Group PLC	623	878

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Grainger PLC	828	$3,149
Great Portland Estates PLC REIT	297	2,488
Greene King PLC	340	2,391
Greggs PLC	178	3,197
Halfords Group PLC	479	2,225
Halma PLC	411	7,115
Hansteen Holdings PLC REIT	1,723	3,251
Hastings Group Holdings PLC, 144A	138	586
Hays PLC	1,911	4,760
HomeServe PLC	447	4,833
Hotel Chocolat Group Ltd.	113	549
Howden Joinery Group PLC	783	4,768
Hunting PLC*	242	1,771
Hurricane Energy PLC*	1,166	398
IG Group Holdings PLC	334	2,922
Inchcape PLC	591	5,962
Indivior PLC*	978	4,904
Informa PLC	978	9,920
Inmarsat PLC	518	3,383
Intermediate Capital Group PLC	392	5,646
International Personal Finance PLC	538	1,392
iomart Group PLC	182	916
IQE PLC*(b)	600	1,414
J D Wetherspoon PLC	178	2,942
JD Sports Fashion PLC	421	1,878
John Laing Group PLC, 144A	448	1,664
Jupiter Fund Management PLC	385	3,116
Just Eat PLC*	610	6,587
Just Group PLC	329	721
Kainos Group PLC	134	571
KAZ Minerals PLC*	304	3,077
Keller Group PLC	98	1,259
Kier Group PLC	122	1,716
Ladbrokes Coral Group PLC	1,498	2,715
Laird PLC	961	1,787
Lancashire Holdings Ltd.	221	2,068
LondonMetric Property PLC REIT	978	2,360
Man Group PLC	1,862	4,988
Marston’s PLC	922	1,434
Melrose Industries PLC	2,298	6,212
Metro Bank PLC*(b)	71	3,317
Mitchells & Butlers PLC	384	1,387
Mitie Group PLC	607	1,615
Moneysupermarket.com Group PLC	645	2,922
Morgan Advanced Materials PLC	622	2,665
National Express Group PLC	591	2,912
NCC Group PLC	209	626
NEX Group PLC	323	2,593
Northgate PLC	377	2,139
Ocado Group PLC*(b)	745	3,553
On the Beach Group PLC, 144A	106	638
Ophir Energy PLC*	768	675
Pagegroup PLC	431	2,745
Paragon Banking Group PLC	206	1,348
Pendragon PLC	1,500	527
Pennon Group PLC	416	4,470
Petrofac Ltd.	275	1,564

	Number of Shares	Value
United Kingdom (Continued)
Pets at Home Group PLC	676	$1,593
Premier Oil PLC*(b)	197	184
Provident Financial PLC	169	2,000
Purplebricks Group PLC*(b)	260	1,254
PZ Cussons PLC	347	1,512
QinetiQ Group PLC	695	2,031
Rathbone Brothers PLC	25	870
Redrow PLC	370	3,017
Renewi PLC	459	633
Renishaw PLC	75	5,391
Rentokil Initial PLC	1,918	8,251
Restaurant Group PLC	330	1,279
Restore PLC	191	1,427
Rightmove PLC	110	5,997
Rotork PLC	1,389	4,858
RPC Group PLC	451	5,636
RPS Group PLC	315	1,158
Safestore Holdings PLC REIT	567	3,569
Saga PLC	1,300	3,212
Savills PLC	220	2,795
Senior PLC	782	2,774
Serco Group PLC*	1,694	2,178
Shaftesbury PLC REIT	323	4,335
SIG PLC	1,189	2,730
Sirius Minerals PLC*	5,396	1,817
Sophos Group PLC, 144A	300	2,307
Sound Energy PLC*(b)	699	506
Spectris PLC	168	5,689
Spirax-Sarco Engineering PLC	80	6,237
Spire Healthcare Group PLC, 144A	482	1,608
Sports Direct International PLC*	191	978
SSP Group PLC	614	5,360
St. Modwen Properties PLC	445	2,352
Staffline Group PLC	34	480
Stagecoach Group PLC	641	1,569
Stobart Group Ltd.	424	1,625
Stock Spirits Group PLC	310	1,111
Subsea 7 SA	309	4,513
SuperGroup PLC	112	2,987
Synthomer PLC	486	3,136
TalkTalk Telecom Group PLC (b)	754	1,561
Tate & Lyle PLC	528	4,806
Ted Baker PLC	45	1,600
Telecom Plus PLC	160	2,575
Thomas Cook Group PLC	2,271	3,639
TP ICAP PLC	505	3,456
Tritax Big Box REIT PLC REIT	1,306	2,559
Tullow Oil PLC*(b)	1,594	3,848
UBM PLC	461	4,657
Ultra Electronics Holdings PLC	109	1,884
UNITE Group PLC REIT	277	2,688
Vectura Group PLC*	1,033	1,352
Vesuvius PLC	267	2,024
Victoria PLC*	52	559
Victrex PLC	129	4,194
Virgin Money Holdings UK PLC	413	1,535
WH Smith PLC	184	5,206

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
William Hill PLC	584	$2,281
Workspace Group PLC REIT	149	1,878
ZPG PLC, 144A	300	1,310

		492,711

United States — 0.2%
Burford Capital Ltd.	146	2,433
Sims Metal Management Ltd.	324	3,436

		5,869

TOTAL COMMON STOCKS (Cost $2,550,167)		2,971,660

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Jungheinrich AG	90	4,026
Sartorius AG	60	5,749

		9,775

TOTAL PREFERRED STOCKS (Cost $5,526)		9,775

	Number of Shares	Value
RIGHTS — 0.0%
Italy — 0.0%
Banca Carige SpA*, expires 12/11/17	2,595	$4

United Kingdom — 0.0%
Assura PLC*, expires 12/01/17 (c)	366	10

TOTAL RIGHTS (Cost $3,183)		14

SECURITIES LENDING COLLATERAL — 1.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.00% (d)(e) (Cost $57,928)	57,928	57,928

TOTAL INVESTMENTS — 101.4% (Cost $2,616,804)		$3,039,377
Other assets and liabilities, net — (1.4%)		(42,903)

NET ASSETS — 100.0%		$2,996,474

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $51,277, which is 1.7% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2017, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	AUD	221,000	USD	169,391	$2,230	$—
The Bank of Nova Scotia	12/5/2017	AUD	18,000	USD	13,796	181	—
The Bank of Nova Scotia	12/5/2017	CHF	135,000	USD	135,704	—	(1,594)
The Bank of Nova Scotia	12/5/2017	CHF	9,000	USD	9,048	—	(106)
The Bank of Nova Scotia	12/5/2017	DKK	9,000	USD	1,412	—	(28)
The Bank of Nova Scotia	12/5/2017	DKK	339,000	USD	53,165	—	(1,070)
The Bank of Nova Scotia	12/5/2017	EUR	24,000	USD	28,007	—	(570)
The Bank of Nova Scotia	12/5/2017	EUR	625,000	USD	729,291	—	(14,896)
The Bank of Nova Scotia	12/5/2017	GBP	15,000	USD	19,937	—	(353)
The Bank of Nova Scotia	12/5/2017	GBP	394,000	USD	523,661	—	(9,303)
The Bank of Nova Scotia	12/5/2017	HKD	503,000	USD	64,501	93	—
The Bank of Nova Scotia	12/5/2017	HKD	26,000	USD	3,334	5	—
The Bank of Nova Scotia	12/5/2017	ILS	103,000	USD	29,285	—	(190)
The Bank of Nova Scotia	12/5/2017	JPY	96,739,000	USD	852,356	—	(7,475)
The Bank of Nova Scotia	12/5/2017	JPY	5,465,000	USD	48,158	—	(415)
The Bank of Nova Scotia	12/5/2017	NOK	19,000	USD	2,324	40	—
The Bank of Nova Scotia	12/5/2017	NOK	390,000	USD	47,700	813	—
The Bank of Nova Scotia	12/5/2017	NZD	4,000	USD	2,738	5	—

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	12/5/2017	NZD	43,000	USD	29,438	$50	$—
The Bank of Nova Scotia	12/5/2017	SEK	40,000	USD	4,786	6	—
The Bank of Nova Scotia	12/5/2017	SEK	1,231,000	USD	147,288	162	—
The Bank of Nova Scotia	12/5/2017	SGD	4,000	USD	2,937	—	(29)
The Bank of Nova Scotia	12/5/2017	SGD	59,000	USD	43,314	—	(436)
The Bank of Nova Scotia	12/5/2017	USD	181,437	AUD	239,000	—	(661)
The Bank of Nova Scotia	12/5/2017	USD	146,647	CHF	144,000	—	(196)
The Bank of Nova Scotia	12/5/2017	USD	55,754	DKK	348,000	—	(80)
The Bank of Nova Scotia	12/5/2017	USD	773,835	EUR	649,000	—	(1,071)
The Bank of Nova Scotia	12/5/2017	USD	553,643	GBP	409,000	—	(388)
The Bank of Nova Scotia	12/5/2017	USD	67,732	HKD	529,000	5	—
The Bank of Nova Scotia	12/5/2017	USD	29,480	ILS	103,000	—	(6)
The Bank of Nova Scotia	12/5/2017	USD	913,310	JPY	102,204,000	—	(4,905)
The Bank of Nova Scotia	12/5/2017	USD	49,338	NOK	409,000	—	(166)
The Bank of Nova Scotia	12/5/2017	USD	32,254	NZD	47,000	—	(132)
The Bank of Nova Scotia	12/5/2017	USD	152,509	SEK	1,271,000	—	(603)
The Bank of Nova Scotia	12/5/2017	USD	46,771	SGD	63,000	—	(55)
The Bank of Nova Scotia	1/4/2018	AUD	239,000	USD	181,402	654	—
The Bank of Nova Scotia	1/4/2018	AUD	11,000	USD	8,349	30	—
The Bank of Nova Scotia	1/4/2018	CHF	144,000	USD	147,059	191	—
The Bank of Nova Scotia	1/4/2018	DKK	348,000	USD	55,879	76	—
The Bank of Nova Scotia	1/4/2018	EUR	649,000	USD	775,516	1,051	—
The Bank of Nova Scotia	1/4/2018	GBP	3,000	USD	4,066	3	—
The Bank of Nova Scotia	1/4/2018	GBP	409,000	USD	554,359	382	—
The Bank of Nova Scotia	1/4/2018	HKD	529,000	USD	67,754	—	(10)
The Bank of Nova Scotia	1/4/2018	HKD	18,000	USD	2,306	—	—
The Bank of Nova Scotia	1/4/2018	ILS	103,000	USD	29,511	2	—
The Bank of Nova Scotia	1/4/2018	ILS	10,000	USD	2,866	1	—
The Bank of Nova Scotia	1/4/2018	NOK	409,000	USD	49,394	167	—
The Bank of Nova Scotia	1/4/2018	NZD	47,000	USD	32,239	131	—
The Bank of Nova Scotia	1/4/2018	SEK	1,271,000	USD	152,922	611	—
The Bank of Nova Scotia	1/4/2018	SGD	63,000	USD	46,775	51	—
The Bank of Nova Scotia	1/4/2018	USD	2,248	DKK	14,000	—	(4)
The Bank of Nova Scotia	1/4/2018	USD	48,998	EUR	41,000	—	(72)
The Bank of Nova Scotia	1/4/2018	USD	5,487	NZD	8,000	—	(22)
The Bank of Nova Scotia	1/5/2018	JPY	2,110,000	USD	18,891	102	—
The Bank of Nova Scotia	1/5/2018	JPY	102,204,000	USD	915,048	4,904	—

Total unrealized appreciation (depreciation)						$11,946	$(44,836)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,969,403	$—	$2,257	$2,971,660
Rights (f)	4	—	10	14
Preferred Stock	9,775	—	—	9,775
Short-Term Investments	57,928	—	—	57,928
Derivatives (g)
Forward Foreign Currency Contracts	—	11,946	—	11,946

TOTAL	$3,037,110	$11,946	$2,267	$3,051,323

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(44,836)	$—	$(44,836)

TOTAL	$—	$(44,836)	$—	$(44,836)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

During the period ended November 30, 2017, the amount of transfers between Level 1 and Level 3 was $2,624 and between Level 3 and Level 1 was $2,797. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	32

This Page is Intentionally Left Blank

33

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,412,298	$2,392,136	$13,118,071	$2,981,449
Investment in affiliated securities at value	16,585	56,656	—	—
Investment in Deutsche Government & Agency Securities Portfolio*	13,240	3,191	—	57,928
Cash	67	275	13,887	544
Foreign currency at value	795	249	26,683	3,908
Unrealized appreciation on forward foreign currency contracts	—	—	—	11,946
Deposit with broker for futures contracts	—	—	2,674	—
Receivables:
Investment securities sold	—	—	—	142,479
Variation margin on futures contracts	—	—	461	—
Dividends	365	—	53,736	5,050
Securities lending income	2	1	—	82
Foreign tax reclaim	393	—	3,373	237
Other assets	57	57	57	57

Total Assets	$2,443,802	$2,452,565	$13,218,942	$3,203,680

Liabilities
Payable upon return of securities loaned	$13,240	$3,191	$—	$57,928
Unrealized depreciation on forward foreign currency contracts	—	—	—	44,836
Payables:
Investment securities purchased	—	—	—	103,338
Investment advisory fees	296	300	1,519	1,104

Total Liabilities	13,536	3,491	1,519	207,206

Net Assets, at value	$2,430,266	$2,449,074	$13,217,423	$2,996,474

Net Assets Consist of
Paid-in capital	$2,489,929	$2,498,511	$11,699,616	$2,504,618
Undistributed net investment income	21,589	9,973	83,620	25,866
Accumulated net realized gain (loss)	(163,036)	(102,843)	(231,444)	76,199
Net unrealized appreciation (depreciation)	81,784	43,433	1,665,631	389,791

Net Assets, at value	$2,430,266	$2,449,074	$13,217,423	$2,996,474

Number of Common Shares outstanding	100,001	100,001	450,001	100,001

Net Asset Value	$24.30	$24.49	$29.37	$29.96

Investments in non-affiliated securities at cost	$2,332,427	$2,355,108	$11,457,141	$2,558,876

Investments in affiliated securities at cost	$14,712	$50,257	$—	$—

Value of securities loaned	$2,275	$3,039	$—	$51,277

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$13,240	$3,191	$—	$57,928

Foreign currency at cost	$785	$243	$26,344	$3,889

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$27,174	$14,700	$94,147	$26,485
Securities lending income, net of borrower rebates	34	1	55	715

Total Investment Income	27,208	14,701	94,202	27,200

Expenses
Investment advisory fees	4,722	4,605	19,189	6,431

Total Expenses	4,722	4,605	19,189	6,431

Net Investment income (loss)	22,486	10,096	75,013	20,769

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(90,568)	(27,856)	(17,569)	71,663
Investments in affiliates	—	(22)	—	—
In-kind redemptions	271,285	416,736	—	—
Futures contracts	—	—	21,190	—
Foreign currency transactions	479	5	2,832	67
Forward foreign currency contracts	(142,709)	(132,421)	—	(42,479)

Net realized gain (loss)	38,487	256,442	6,453	29,251
Net change in unrealized appreciation (depreciation) on:
Investments	(49,648)	(90,324)	1,300,592	191,421
Investments in affiliates	1,877	6,399	—	—
Futures contracts	—	—	(847)	—
Foreign currency translations	(186)	(41)	(439)	(58)
Forward foreign currency contracts	71,195	67,134	—	(1,132)

Net change in unrealized appreciation (depreciation)	23,238	(16,832)	1,299,306	190,231

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	61,725	239,610	1,305,759	219,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$84,211	$249,706	$1,380,772	$240,251

* Unaffiliated foreign tax withheld	$4,978	$4,021	$10,701	$2,246

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers Germany Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$22,486	$73,948	$10,096	$75,987
Net realized gain (loss)	38,487	(22,539)	256,442	(112,270)
Net change in net unrealized appreciation (depreciation)	23,238	397,415	(16,832)	407,298

Net increase (decrease) in net assets resulting from operations	84,211	448,824	249,706	371,015

Distributions to Shareholders from
Net investment income	(35,924)	(79,217)	(43,413)	(71,924)

Total distributions	(35,924)	(79,217)	(43,413)	(71,924)

Fund Shares Transactions
Proceeds from shares sold	1,199,116	—	1,206,200	—
Value of shares redeemed	(1,211,441)	—	(1,211,262)	—

Net increase (decrease) in net assets resulting from fund share transactions	(12,325)	—	(5,062)	—

Total net increase (decrease) in Net Assets	35,962	369,607	201,231	299,091

Net Assets
Beginning of period	2,394,304	2,024,697	2,247,843	1,948,752

End of period	$2,430,266	$2,394,304	$2,449,074	$2,247,843

Undistributed net investment income	$21,589	$35,027	$9,973	$43,290

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001	100,001	100,001
Shares sold	50,000	—	50,000	—
Shares redeemed	(50,000)	—	(50,000)	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$75,013	$266,292	$20,769	$52,045
Net realized gain (loss)	6,453	1,416,998	29,251	195,707
Net change in net unrealized appreciation (depreciation)	1,299,306	463,516	190,231	203,224

Net increase (decrease) in net assets resulting from operations	1,380,772	2,146,806	240,251	450,976

Distributions to Shareholders from
Net investment income	(100,028)	(264,075)	(30,699)	(62,074)
Net realized gains	—	—	—	(27,075)

Total distributions	(100,028)	(264,075)	(30,699)	(89,149)

Fund Shares Transactions
Proceeds from shares sold	1,439,630	8,337,937	—	—
Value of shares redeemed	—	(18,274,566)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	1,439,630	(9,936,629)	—	—

Total net increase (decrease) in Net Assets	2,720,374	(8,053,898)	209,552	361,827

Net Assets
Beginning of period	10,497,049	18,550,947	2,786,922	2,425,095

End of period	$13,217,423	$10,497,049	$2,996,474	$2,786,922

Undistributed net investment income	$83,620	$108,635	$25,866	$35,796

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	800,001	100,001	100,001
Shares sold	50,000	350,000	—	—
Shares redeemed	—	(750,000)	—	—

Shares outstanding, end of period	450,001	400,001	100,001	100,001

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$23.94		$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.74	0.53
Net realized and unrealized gain (loss)	0.50		3.74	(4.99)

Total from investment operations	0.72		4.48	(4.46)

Less distributions from:
Net investment income	(0.36)		(0.79)	(0.29)

Total distributions	(0.36)		(0.79)	(0.29)

Net Asset Value, end of period	$24.30		$23.94	$20.25

Total Return (%)	3.04	**	23.01	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	2
Ratio of expenses (%)	0.39	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.86	*	3.62	3.18	*
Portfolio turnover rate (%)(c)	88	**	20	20	**

Xtrackers Germany Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$22.48		$19.49	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.76	0.46
Net realized and unrealized gain (loss)	2.34		2.95	(5.75)

Total from investment operations	2.44		3.71	(5.29)

Less distributions from:
Net investment income	(0.43)		(0.72)	(0.22)

Total distributions	(0.43)		(0.72)	(0.22)

Net Asset Value, end of period	$24.49		$22.48	$19.49

Total Return (%)	11.04	**	19.70	(21.29	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	2
Ratio of expenses (%)	0.39	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	0.85	*	3.89	2.76	*
Portfolio turnover rate (%)(c)	108	**	30	29	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$26.24		$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.19		0.35	0.28
Net realized and unrealized gain (loss)	3.19		3.04	(1.97)

Total from investment operations	3.38		3.39	(1.69)

Less distributions from:
Net investment income	(0.25)		(0.34)	(0.12)

Total distributions	(0.25)		(0.34)	(0.12)

Net Asset Value, end of period	$29.37		$26.24	$23.19

Total Return (%)	12.99	**	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13		10	19
Ratio of expenses (%)	0.35	*	0.40	0.40	*
Ratio of net investment income (loss) (%)	1.36	*	1.46	1.31	*
Portfolio turnover rate (%)(d)	17	**	22	8	**

Xtrackers MSCI EAFE Small Cap Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2017 (Unaudited)		Year Ended 5/31/2017	Period Ended 5/31/2016(b)
Net Asset Value, beginning of period	$27.87		$24.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.21		0.52	0.40
Net realized and unrealized gain (loss)	2.19		3.99	(0.89)

Total from investment operations	2.40		4.51	(0.49)

Less distributions from:
Net investment income	(0.31)		(0.62)	(0.26)
Net realized gains	—		(0.27)	—

Total distributions	(0.31)		(0.89)	(0.26)

Net Asset Value, end of period	$29.96		$27.87	$24.25

Total Return (%)	8.69	**	19.32	(1.96	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3	2
Ratio of expenses (%)	0.45	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.45	*	2.10	2.16	*
Portfolio turnover rate (%)(d)	9	**	20	23	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

New Fund Name	Former Fund Name
Xtrackers Eurozone Equity ETF*	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF*
Xtrackers Germany Equity ETF**	Deutsche X-trackers MSCI Italy Hedged Equity ETF**
Xtrackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Japan JPX-Nikkei 400 Equity ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF offer shares that are listed and traded on the Bats BZX Exchange (“Bats BZX”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF*	NASDAQ Eurozone Large Mid Cap Index*
Xtrackers Germany Equity ETF**	NASDAQ Germany Large Mid Cap Index**
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	MSCI EAFE Small Cap US Dollar Hedged Index

*	On October 27, 2017, the Fund changed its name from Xtrackers MSCI Southern Europe Hedged Equity ETF to Xtrackers Eurozone Equity ETF and its Underlying Index from MSCI Southern Europe US Dollar Hedged Index to the NASDAQ Eurozone Large Mid Cap Index.
**	On October 27, 2017, the Fund changed its name from Xtrackers MSCI Italy Hedged ETF to Xtrackers Germany Equity ETF and its Underlying Index from MSCI Italy 25/50 US Dollar Hedged Index to the NASDAQ Germany Large Mid Cap Index.

The NASDAQ Eurozone Large Mid Cap Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index which is rebalanced semi-annually in March and September.

The NASDAQ Germany Large Mid Cap Index is designed to track the performance of the German large- and mid-capitalization equity market. The NASDAQ Germany Large Mid Cap Index is rebalanced semi-annually in March and September.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

The MSCI EAFE Small Cap US Dollar Hedged Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Small Cap US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

40

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt

41

DBX ETF Trust

Notes to Financial Statements (Continued)

securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF to pay out dividends from net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2017, the Funds did not incur any interest or penalties.

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$39,599	$—	$39,599
Xtrackers Germany Equity ETF	126,604	—	126,604
Xtrackers Japan JPX-Nikkei 400 Equity ETF	56,029	130,197	186,226

42

DBX ETF Trust

Notes to Financial Statements (Continued)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2017, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Eurozone Equity ETF	$140,363
Xtrackers Germany Equity ETF	230,051
Xtrackers Japan JPX-Nikkei 400 Equity ETF	13,805

As of May 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,362,802	$36,759	$191,787	$(155,028)
Xtrackers Germany Equity ETF	2,183,943	57,588	176,170	(118,582)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	10,025,215	322,472	835,222	(512,750)
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	2,640,601	200,436	410,093	(209,657)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2017, Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF and Xtrackers MSCI EAFE Small Cap Hedged Equity ETF invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of November 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid

43

DBX ETF Trust

Notes to Financial Statements (Continued)

to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2017, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Xtrackers Eurozone Equity ETF
Xtrackers Germany Equity ETF
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

As of November 30, 2017, the fund listed below had no securities on loan:

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Derivatives

Forward Foreign Currency Contracts    The Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2017, the Xtrackers MSCI EAFE Small Cap Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. In addition, prior to October 27, 2017, Xtrackers Eurozone Equity ETF (formerly Xtrackers MSCI Southern Europe Hedged Equity ETF) and Xtrackers Germany Equity ETF (formerly Xtrackers MSCI Italy Hedged Equity ETF) each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Euro.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non-U.S. currencies during the period ended November 30, 2017.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2017, Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the

44

DBX ETF Trust

Notes to Financial Statements (Continued)

contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2017 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,908	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11,946	Unrealized depreciation on forward foreign currency contracts	$44,836

*	Includes cumulative appreciation or cumulative depression on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Eurozone Equity ETF	$—	$(142,709)	$(142,709)
Xtrackers Germany Equity ETF	—	(132,421)	(132,421)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	21,190	—	21,190
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	(42,479)	(42,479)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Eurozone Equity ETF	$—	$71,195	$71,195
Xtrackers Germany Equity ETF	—	67,134	67,134
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(847)	—	(847)
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	(1,132)	(1,132)

45

DBX ETF Trust

Notes to Financial Statements (Continued)

For the period ended November 30, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers EurozoneEquity ETF	$—	$(1,714,804	)*
Xtrackers MSCI Germany Equity ETF	—	(1,634,110	)*
Xtrackers Japan JPX-Nikkei 400 Equity ETF	143,996	—
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	—	(2,813,533)

*	for the period from June 1, 2017 through October 26, 2017.

As of November 30, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF
The Bank of Nova Scotia	$11,946	$(11,946)	$—	$—	$44,836	$(11,946)	$—	$32,890

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Xtrackers MSCI EAFE Small Cap Hedged Equity ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.45%.

For its investment advisory services to the Funds below, for the period from June 1, 2017 through October 26, 2017, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.45%
Xtrackers Germany Equity ETF	0.45%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.40%

46

DBX ETF Trust

Notes to Financial Statements (Continued)

Effective October 27, 2017, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.15%
Xtrackers Germany Equity ETF	0.15%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.15%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$2,117,693	$2,233,785
Xtrackers Germany Equity ETF	2,523,253	2,627,222
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,876,484	1,826,652
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	270,078	314,331

For the period ended November 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$1,191,257	$1,184,299
Xtrackers Germany Equity ETF	1,198,623	1,192,319
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,436,822	—

5. Fund Share Transactions

As of November 30, 2017, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DBX ETF Trust

Notes to Financial Statements (Continued)

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2017, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Eurozone Equity ETF	95%
Xtrackers Germany Equity ETF	95%
Xtrackers MSCI EAFE Small Cap Hedged Equity ETF	85%

48

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

49

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

50

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. A fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These Funds are non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NASDAQ and NASDAQ Index are servicemarks of NASDAQ Inc. and have been licensed for use by DBX. The Funds or securities referenced to herein are not sponsored, endorsed, issued, sold or promoted by NASDAQ Inc. nor does this company make any representation regarding the advisability of investing in the Funds. NASDAQ Inc.’s only relationship to each Fund is in the licensing of its trade names and the use of each Underlying Index which is determined, composed and calculated by NASDAQ Inc. without regard to the Funds. The Funds’ prospectus contains a more detailed description of the limited relationship NASDAQ Inc. has with DBX and any related Funds.

The JPX-Nikkei 400 Total Return Index” (the “Index”) is copyrightable work calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN is not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related Funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Xtrackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049074-2 (1/18) DBX 003107 (1/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	2/02/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	2/02/2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	2/02/2018

* Print the name and title of each signing officer under his or her signature.